Schedule of Investments
California Municipal Fund
July 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .22 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .22%
iShares California Muni Bond ETF 23,402 $ 1,352
TOTAL INVESTMENT COMPANIES $ 1,352
MUNICIPAL BONDS - 101 .85%
Principal
Amount (000's) Value (000's)
California - 98 .42%
Abag Finance Authority for Nonprofit Corps
5.00%, 08/01/2043 $ 1,500 $ 1,539
Alameda Community Improvement Commission
Successor Agency (credit support from Build
America Mutual Assurance Corp )
5.00%, 09/01/2031
(a)
1,000 1,058
Alameda Corridor Transportation Authority
0.00%, 10/01/2047
(b)
1,750 919
5.00%, 10/01/2036 6,250 6,634
Alameda Corridor Transportation
Authority (credit support from Assured Guaranty
Municipal Corp )
5.00%, 10/01/2052
(a)
4,000 4,367
Alameda Unified School District-Alameda
County/CA
5.00%, 08/01/2032 1,795 1,933
Anaheim Housing & Public Improvements
Authority
5.00%, 10/01/2050 1,000 1,062
Bay Area Toll Authority
2.60%, 04/01/2056 550 393
California Community Choice Financing
Authority
4.00%, 08/01/2030 1,500 1,565
4.00%, 08/01/2031 1,245 1,292
4.00%, 02/01/2052
(c)
5,000 5,149
4.00%, 10/01/2052
(c)
5,000 5,173
California County Tobacco Securitization Agency
4.00%, 06/01/2049 1,500 1,420
California Educational Facilities Authority
5.00%, 10/01/2036 1,000 1,070
5.00%, 10/01/2045 1,000 1,060
California Health Facilities Financing Authority
5.00%, 08/15/2031 2,700 2,971
5.00%, 08/15/2033 1,750 1,900
5.00%, 08/15/2034 2,000 2,182
5.00%, 02/01/2035 2,000 2,110
5.00%, 06/01/2041
(c)
10,000 11,776
5.00%, 11/15/2046
(d)
4,504 4,978
5.00%, 11/15/2048 2,785 2,985
California Health Facilities Financing
Authority (credit support from California
Mortgage Insurance )
5.00%, 07/01/2035
(a)
1,000 1,057
California Housing Finance Agency
3.50%, 11/20/2035 9,316 9,013
4.25%, 01/15/2035 8,597 8,747
California Housing Finance Agency (credit
support from Federal Home Loan Mortgage
Corporation Collateral )
3.75%, 03/25/2035
(a)
2,475 2,535
California Infrastructure & Economic
Development Bank
0.85%, 01/01/2050
(c),(e)
5,000 4,950
5.00%, 08/01/2036 2,250 2,537
5.00%, 08/01/2037 1,000 1,123
5.00%, 08/01/2038 1,175 1,314
5.00%, 08/01/2039 1,130 1,261
California Municipal Finance Authority
2.40%, 10/01/2044
(c)
6,500 6,121
4.00%, 07/15/2029 11,700 11,700
4.00%, 10/01/2039 2,150 2,163
4.00%, 10/01/2046 1,930 1,869
5.00%, 05/15/2033 1,000 1,060
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
California Municipal Finance Authority
(continued)
5.00%, 05/15/2034 $ 1,000 $ 1,058
5.00%, 12/31/2034 7,550 7,998
5.00%, 12/31/2036 3,000 3,167
5.00%, 05/15/2038 2,000 2,100
5.00%, 12/31/2038 5,500 5,786
5.00%, 10/01/2044 1,000 1,044
5.25%, 11/01/2036 4,000 4,234
California Municipal Finance Authority (credit
support from Build America Mutual Assurance
Corp )
4.00%, 05/15/2046
(a)
2,000 1,975
5.00%, 05/15/2031
(a)
400 448
5.00%, 05/15/2043
(a)
600 639
5.00%, 05/15/2044
(a)
5,000 5,317
California Municipal Finance Authority (credit
support from Build America Mutual Assurance
Corp - Transfer Custodial Receipt )
5.00%, 05/15/2031
(a)
10,000 10,915
California Pollution Control Financing Authority
3.00%, 11/01/2025 10,500 10,445
3.25%, 12/01/2027
(c)
2,000 2,022
4.30%, 07/01/2040 3,600 3,748
5.00%, 07/01/2029
(e)
1,000 1,068
5.00%, 07/01/2030
(e)
2,000 2,011
5.00%, 07/01/2037
(e)
14,000 14,059
5.00%, 07/01/2039
(e)
9,250 9,742
California Public Finance Authority
5.00%, 11/15/2036
(e)
275 279
5.00%, 11/15/2046
(e)
500 494
5.00%, 11/15/2051
(e)
250 245
5.00%, 11/15/2056
(e)
750 725
California School Finance Authority
5.00%, 07/01/2035
(e)
1,925 1,993
5.00%, 08/01/2038
(e)
1,000 1,048
California State Public Works Board
5.00%, 11/01/2037 1,375 1,387
5.00%, 10/01/2039 4,500 4,736
California State University
5.00%, 11/01/2037 2,000 2,224
California Statewide Communities Development
Authority
3.00%, 06/01/2029
(e)
750 687
4.00%, 09/02/2029 1,000 1,034
4.00%, 07/01/2048 1,800 1,807
5.00%, 10/01/2028 1,875 2,002
5.00%, 11/01/2032
(e)
1,135 1,206
5.00%, 05/15/2034 5,210 5,410
5.00%, 06/01/2034
(e)
375 392
5.00%, 09/02/2034 1,000 1,097
5.00%, 12/01/2036
(e)
5,000 5,099
5.00%, 09/02/2038 3,000 3,234
5.00%, 06/01/2039
(e)
475 493
5.00%, 09/02/2039 945 1,024
5.00%, 09/02/2039 900 974
5.00%, 09/02/2039 745 807
5.00%, 05/15/2040 3,840 3,969
5.00%, 09/02/2040 1,000 1,066
5.00%, 12/01/2041
(e)
1,100 1,110
5.00%, 09/02/2044 1,425 1,519
5.00%, 12/01/2046
(e)
1,620 1,626
5.00%, 09/02/2048 940 997
5.00%, 09/02/2049 600 640
5.00%, 06/01/2051
(e)
1,950 1,995
5.25%, 12/01/2034 3,500 3,603
5.25%, 12/01/2038
(e)
1,000 1,033

Schedule of Investments
California Municipal Fund
July 31, 2022 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
California Statewide Communities Development
Authority   (continued)
5.25%, 12/01/2043
(e)
$ 3,825 $ 3,896
California Statewide Communities Development
Authority (credit support from Build America
Mutual Assurance Corp )
4.00%, 05/15/2035
(a)
3,000 3,104
California Statewide Financing Authority
6.00%, 05/01/2043 2,050 2,084
6.00%, 05/01/2043 1,550 1,576
Chino Valley Unified School District
5.25%, 08/01/2047 2,000 2,209
City of Compton CA Water Revenue
6.00%, 08/01/2039 1,250 1,252
City of Irvine CA
4.00%, 09/02/2038 1,000 1,012
5.00%, 09/01/2049 2,000 2,047
City of Long Beach CA Airport System
Revenue (credit support from Assured Guaranty
Municipal Corp )
5.25%, 06/01/2047
(a)
3,600 3,971
City of Los Angeles CA Wastewater System
Revenue
5.00%, 06/01/2034 2,000 2,153
City of Los Angeles Department of Airports
3.25%, 05/15/2049 720 603
5.00%, 05/15/2026 3,500 3,836
5.00%, 05/15/2026 1,000 1,071
5.00%, 05/15/2029 3,000 3,421
5.00%, 05/15/2031 295 300
5.00%, 05/15/2035
(d)
2,353 2,665
5.00%, 05/15/2035 5,425 5,988
5.00%, 05/15/2036 1,500 1,575
5.00%, 05/15/2036
(d)
2,099 2,371
5.00%, 05/15/2037
(d)
3,423 3,761
5.00%, 05/15/2038 1,155 1,266
5.00%, 05/15/2039
(d)
2,388 2,612
5.00%, 05/15/2044
(d)
2,946 3,191
5.00%, 05/15/2044
(d)
6,568 7,023
5.00%, 05/15/2044
(d)
438 471
5.00%, 05/15/2047
(d)
2,786 2,954
5.00%, 05/15/2048 1,500 1,617
5.25%, 05/15/2048
(d)
1,592 1,726
City of Riverside CA Sewer Revenue
5.00%, 08/01/2040 4,000 4,249
City of San Francisco CA Public Utilities
Commission Water Revenue
5.00%, 11/01/2034 1,800 1,987
CMFA Special Finance Agency VII
4.00%, 08/01/2047
(e)
1,000 793
Coachella Valley Unified School District/
CA (credit support from Assured Guaranty
Municipal Corp )
0.00%, 08/01/2039
(a),(b)
4,000 2,035
Compton Public Finance Authority
4.50%, 09/01/2032
(e)
8,000 8,074
County of Sacramento CA Airport System
Revenue
5.00%, 07/01/2036 1,350 1,453
5.00%, 07/01/2037 2,000 2,181
CSCDA Community Improvement Authority
3.13%, 08/01/2056
(e)
3,000 2,271
5.00%, 01/01/2054
(e)
5,000 4,846
Dinuba Redevelopment Agency (credit support
from Build America Mutual Assurance Corp )
5.00%, 09/01/2033
(a)
2,000 2,113
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
East Bay Municipal Utility District Water System
Revenue
3.00%, 06/01/2037 $ 10 $ 10
Escondido Union High School District
0.00%, 08/01/2041
(b)
1,000 469
Foothill-Eastern Transportation Corridor Agency
4.00%, 01/15/2046 5,000 4,977
Golden State Tobacco Securitization Corp
5.00%, 06/01/2026 1,000 1,121
5.00%, 06/01/2028 7,035 8,079
Indio Redevelopment Agency Successor Agency
5.63%, 08/15/2035 295 296
Inland Valley Development Agency
5.25%, 09/01/2037 1,000 1,037
La Verne Public Financing Authority
7.25%, 09/01/2026 450 451
Long Beach Bond Finance Authority
5.00%, 11/15/2035 3,385 3,769
5.50%, 11/15/2030 1,010 1,152
Los Angeles County Metropolitan Transportation
Authority
4.00%, 06/01/2036
(d)
9,000 9,555
Los Angeles County Public Works Financing
Authority
5.00%, 12/01/2033 2,000 2,172
5.00%, 08/01/2042 1,400 1,400
5.00%, 12/01/2045
(d)
5,500 5,867
Los Angeles County Sanitation Districts
Financing Authority
5.00%, 10/01/2035 4,500 4,887
Los Angeles Department of Water & Power
1.65%, 07/01/2051
(c)
5,000 5,000
1.70%, 07/01/2050
(c)
5,400 5,400
Los Angeles Unified School District/CA
5.00%, 07/01/2035 2,700 3,025
5.25%, 07/01/2042 8,125 9,062
Merced Union High School District
0.00%, 08/01/2032
(b)
3,380 2,490
Metropolitan Water District of Southern
California
5.00%, 07/01/2040 5,000 5,818
5.00%, 10/01/2045 1,410 1,609
Mountain View Shoreline Regional Park
Community (credit support from Assured
Guaranty Municipal Corp )
5.00%, 08/01/2048
(a)
3,000 3,278
Norco Community Redevelopment Agency
Successor Agency (credit support from Build
America Mutual Assurance Corp )
5.00%, 03/01/2032
(a)
1,000 1,045
Norman Y Mineta San Jose International Airport
SJC
5.00%, 03/01/2041 6,000 6,392
5.00%, 03/01/2047 1,500 1,609
Nuveen California AMT-Free Quality Municipal
Income Fund
1.83%, 10/01/2047
(c),(e)
12,000 12,000
Oakland Unified School District/Alameda County
5.00%, 08/01/2040 3,400 3,729
Oakland Unified School District/Alameda
County (credit support from Assured Guaranty
Municipal Corp )
4.00%, 08/01/2037
(a)
1,505 1,583
Pittsburg Successor Agency Redevelopment
Agency (credit support from Assured Guaranty
Municipal Corp )
5.00%, 09/01/2028
(a)
1,000 1,103
5.00%, 09/01/2029
(a)
1,000 1,101

Schedule of Investments
California Municipal Fund
July 31, 2022 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
Pittsburg Unified School District
5.00%, 08/01/2043 $ 2,900 $ 3,091
Port Commission of the City & County of San
Francisco
4.00%, 03/01/2035 1,000 1,016
Port of Los Angeles
5.00%, 08/01/2032 1,740 1,810
Poway Unified School District
0.00%, 08/01/2036
(b)
4,000 2,520
Regents of the University of California Medical
Center Pooled Revenue
5.00%, 05/15/2035 4,540 4,925
Rialto Redevelopment Agency
5.00%, 09/01/2037 1,000 1,121
Richmond Joint Powers Financing
Authority (credit support from Assured Guaranty
Municipal Corp )
5.00%, 11/01/2035
(a)
1,180 1,330
5.00%, 11/01/2036
(a)
3,330 3,745
Ripon Unified School District (credit support
from Build America Mutual Assurance Corp )
0.00%, 08/01/2033
(a),(b)
855 493
Ripon Unified School District -
Unrefunded (credit support from Build America
Mutual Assurance Corp )
0.00%, 08/01/2033
(a),(b)
255 147
Riverside Community Properties Development
Inc
6.00%, 10/15/2038 1,000 1,054
Riverside County Public Financing
Authority (credit support from Build America
Mutual Assurance Corp )
5.00%, 10/01/2029
(a)
1,500 1,632
Riverside County Transportation Commission
4.00%, 06/01/2037 1,875 1,920
Sacramento Area Flood Control Agency
5.00%, 10/01/2033 2,000 2,205
Salinas Valley Solid Waste Authority (credit
support from Assured Guaranty Municipal Corp )
5.50%, 08/01/2031
(a)
3,250 3,489
San Diego Association of Governments South
Bay Expressway Revenue
5.00%, 07/01/2036 1,500 1,652
5.00%, 07/01/2037 2,300 2,528
San Diego County Regional Airport Authority
4.00%, 07/01/2038 9,895 10,049
5.00%, 07/01/2042 5,000 5,340
5.00%, 07/01/2044 2,000 2,219
San Diego Public Facilities Financing Authority
4.00%, 08/01/2045 1,000 1,021
5.00%, 08/01/2030 1,000 1,196
San Diego Unified School District/CA
4.00%, 07/01/2038 2,120 2,203
San Francisco Bay Area Rapid Transit District
Sales Tax Revenue
4.00%, 07/01/2036 3,035 3,172
4.00%, 07/01/2037 2,500 2,595
San Francisco City & County Airport Comm-San
Francisco International Airport
5.00%, 05/01/2031 1,000 1,093
5.00%, 05/01/2034 1,000 1,106
5.00%, 05/01/2036 3,000 3,304
5.00%, 05/01/2042 1,500 1,599
San Joaquin Hills Transportation Corridor Agency
5.00%, 01/15/2034 7,800 8,419
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
San Luis Obispo County Financing
Authority (credit support from Assured Guaranty
Municipal Corp )
5.00%, 08/01/2030
(a)
$ 1,000 $ 1,003
San Luis Obispo County Financing
Authority (credit support from Build America
Mutual Assurance Corp )
5.00%, 09/01/2037
(a)
1,000 1,072
San Mateo Foster City Public Financing Authority
4.00%, 08/01/2037 2,070 2,157
San Ramon Valley Fire Protection District
4.00%, 08/01/2050 680 688
Santa Monica-Malibu Unified School District
3.00%, 08/01/2049 3,190 2,684
4.00%, 08/01/2038 2,975 3,077
4.00%, 08/01/2039 1,510 1,559
Southern California Public Power Authority
5.00%, 11/01/2028 2,150 2,371
5.00%, 11/01/2029 2,725 3,019
State of California
2.45%, 12/01/2031 95 95
4.00%, 09/01/2033 1,580 1,662
5.00%, 11/01/2029 5,000 5,995
5.00%, 09/01/2034 5,000 5,530
5.00%, 02/01/2038 1,450 1,470
5.00%, 04/01/2043 3,380 3,438
Stockton Unified School District (credit support
from Assured Guaranty Municipal Corp )
5.00%, 08/01/2038
(a)
1,500 1,571
Tobacco Securitization Authority of Southern
California
5.00%, 06/01/2035 1,500 1,635
5.00%, 06/01/2036 2,645 2,878
5.00%, 06/01/2048 5,000 5,221
Transbay Joint Powers Authority
5.00%, 10/01/2030 400 470
5.00%, 10/01/2035 500 572
5.00%, 10/01/2037 700 792
5.00%, 10/01/2038 1,000 1,125
5.00%, 10/01/2045 1,500 1,647
Travis Unified School District (credit support
from Assured Guaranty Municipal Corp )
5.00%, 09/01/2029
(a)
1,000 1,084
Tulare County Transportation Authority
5.00%, 02/01/2029 1,000 1,046
University of California
1.80%, 05/15/2048
(c)
5,000 5,000
4.00%, 05/15/2037 3,365 3,587
5.00%, 05/15/2044 705 738
West Valley-Mission Community College District
4.00%, 08/01/2044 5,000 5,151
Woodland-Davis Clean Water Agency (credit
support from Assured Guaranty Municipal Corp )
5.00%, 03/01/2039
(a)
1,500 1,607
$ 619,898
Guam - 1 .50%
Guam Government Waterworks Authority
5.00%, 01/01/2046 2,525 2,643
5.00%, 01/01/2050 5,390 5,740
Port Authority of Guam
5.00%, 07/01/2048 1,000 1,072
$ 9,455
Puerto Rico - 0 .88%
Commonwealth of Puerto Rico
0.00%, 07/01/2024
(b)
136 126
0.00%, 07/01/2033
(b)
526 313
0.00%, 11/01/2043
(b),(c)
2,034 1,086
4.00%, 07/01/2033 409 391

Schedule of Investments
California Municipal Fund
July 31, 2022 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Puerto Rico (continued)
Commonwealth of Puerto Rico   (continued)
4.00%, 07/01/2035 $ 368 $ 347
4.00%, 07/01/2037 316 295
4.00%, 07/01/2041 429 394
4.00%, 07/01/2046 446 401
5.25%, 07/01/2023 228 233
5.38%, 07/01/2025 456 477
5.63%, 07/01/2027 451 489
5.63%, 07/01/2029 444 491
5.75%, 07/01/2031 431 484
$ 5,527
Virgin Islands - 1 .05%
Matching Fund Special Purpose Securitization
Corp
5.00%, 10/01/2039 6,250 6,607
TOTAL MUNICIPAL BONDS $ 641,487
Total Investments $ 642,839
Liability for Floating Rate Notes Issued in Conjunction with
Securities Held - (4.26)%
Notes with interest rates of 1.36% - 1.41% at July
31, 2022 and contractual maturities of collateral
of 2023-2029.
(f)
$ (26,812) (26,812)
Total Net Investments $ 616,027
Other Assets and Liabilities -  2.19% 13,804
TOTAL NET ASSETS - 100.00% $ 629,831
(a) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(b) Non-income producing security
(c) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(d) Security or portion of underlying security related to Inverse Floaters entered into by the fund.
(e) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $82,135 or 13.04% of net assets.
(f) Floating rate securities. The interest rate(s) shown reflect the rates in effect at
July 31, 2022.
Portfolio Summary  (unaudited)
Sector Percent
Revenue Bonds 71 .49%
Insured 10 .27%
General Obligation Unlimited 9 .39%
Prerefunded 4 .66%
Special Assessment 2 .46%
Tax-exempt Preferreds 1 .91%
Tax Allocation 1 .07%
Special Tax 0 .32%
Investment Companies 0 .22%
Notes 0 .17%
Certificate Participation 0 .11%
Liability For Floating Rate Notes Issued ( 4 .26 ) %
Other Assets and Liabilities
2 .19%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Core Fixed Income Fund
July 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .90 % Shares Held Value (000's)
Money Market Funds - 1 .90%
BlackRock Liquidity FedFund - Institutional
Class 1.88%
(a),(b)
18,229,973 $ 18,230
Principal Government Money Market Fund -
Institutional Class 1.14%
(a),(b),(c)
168,553,328 168,553
$ 186,783
TOTAL INVESTMENT COMPANIES $ 186,783
COMMON STOCKS - 0 .50 % Shares Held Value (000's)
Oil & Gas - 0 .22%
Chord Energy Corp 170,173 $ 21,823
REITs - 0 .05%
CBL & Associates Properties Inc 151,616 4,668
Transportation - 0 .23%
Trailer Bridge Inc
(d),(e),(f)
178,279 22,544
TOTAL COMMON STOCKS $ 49,035
BONDS - 55 .11%
Principal
Amount (000's) Value (000's)
Airlines - 0 .64%
Alaska Airlines 2020-1 Class A Pass Through
Trust
4.80%, 02/15/2029
(g)
$ 26,473 $ 26,152
Delta Air Lines Inc / SkyMiles IP Ltd
4.75%, 10/20/2028
(g)
24,492 23,921
United Airlines 2013-1 Class A Pass Through
Trust
4.30%, 02/15/2027 6,048 5,892
United Airlines 2019-2 Class AA Pass Through
Trust
2.70%, 11/01/2033 8,190 7,073
$ 63,038
Apparel - 0 .14%
Under Armour Inc
3.25%, 06/15/2026 14,750 13,527
Automobile Asset Backed Securities - 1 .17%
BMW Vehicle Owner Trust 2022-A
2.03%, 12/26/2024 18,000 17,975
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.52%
Carvana Auto Receivables Trust 2021-P4
0.82%, 04/10/2025 17,116 16,919
1.31%, 01/11/2027 18,000 17,044
Ford Credit Auto Owner Trust 2022-B
2.02%, 02/15/2025 22,250 22,252
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.60%
GM Financial Consumer Automobile Receivables
Trust 2022-3
1.96%, 09/16/2025 23,000 23,000
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.60%
Toyota Auto Receivables 2022-B Owner Trust
1.91%, 01/15/2025 18,000 17,985
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.49%
$ 115,175
Automobile Floor Plan Asset Backed Securities - 0 .41%
Ford Credit Floorplan Master Owner Trust A
2.50%, 09/15/2025 500 500
1.00 x 1 Month USD LIBOR + 0.50%
2.60%, 09/15/2024 40,000 40,008
1.00 x 1 Month USD LIBOR + 0.60%
$ 40,508
Automobile Manufacturers - 0 .51%
American Honda Finance Corp
0.40%, 10/21/2022
(h)
30,000 29,825
0.55%, 07/12/2024 15,000 14,227
2.30%, 09/09/2026 7,000 6,674
$ 50,726
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks - 10 .32%
Bank of America Corp
0.81%, 10/24/2024
(i)
$ 20,000 $ 19,199
Secured Overnight Financing Rate + 0.74%
2.46%, 10/22/2025
(i)
35,000 33,624
3 Month USD LIBOR + 0.87%
3.19%, 07/23/2030
(i)
8,000 7,372
3 Month USD LIBOR + 1.18%
3.88%, 08/01/2025 10,000 10,094
3.97%, 02/07/2030
(i)
8,000 7,745
3 Month USD LIBOR + 1.21%
6.75%, 06/01/2028 2,000 2,276
Bank of New York Mellon Corp/The
0.35%, 12/07/2023 18,000 17,395
1.65%, 01/28/2031 10,000 8,359
2.10%, 10/24/2024 50,000 48,754
2.20%, 08/16/2023 9,500 9,421
2.80%, 05/04/2026 8,000 7,843
3.00%, 10/30/2028 9,000 8,494
Citigroup Inc
0.78%, 10/30/2024
(i)
9,000 8,634
Secured Overnight Financing Rate + 0.69%
2.98%, 11/05/2030
(i)
51,000 46,013
Secured Overnight Financing Rate + 1.42%
3.88%, 03/26/2025 23,000 22,937
4.45%, 09/29/2027 8,000 8,017
Cullen/Frost Bankers Inc
4.50%, 03/17/2027 11,000 11,099
Fifth Third Bancorp
2.38%, 01/28/2025 59,000 57,121
3.65%, 01/25/2024 14,000 13,991
Goldman Sachs Group Inc/The
0.63%, 11/17/2023
(i)
15,000 14,858
Secured Overnight Financing Rate + 0.54%
1.99%, 01/27/2032
(i)
15,000 12,355
Secured Overnight Financing Rate + 1.09%
3.50%, 11/16/2026 21,000 20,562
3.63%, 01/22/2023
(h)
7,000 7,019
3.81%, 04/23/2029
(i)
13,000 12,606
3 Month USD LIBOR + 1.16%
4.25%, 10/21/2025 23,500 23,758
JPMorgan Chase & Co
1.05%, 11/19/2026
(i)
9,000 8,117
Secured Overnight Financing Rate + 0.80%
2.53%, 11/19/2041
(h),(i)
9,000 6,669
Secured Overnight Financing Rate + 1.51%
2.74%, 10/15/2030
(i)
47,000 42,139
Secured Overnight Financing Rate + 1.51%
3.25%, 09/23/2022 5,000 5,005
3.63%, 05/13/2024 15,900 16,022
3.90%, 07/15/2025 8,000 8,100
6.28%, 10/30/2022
(j)
3,911 3,887
3 Month USD LIBOR + 3.47%
KeyCorp
2.25%, 04/06/2027 30,000 27,863
2.55%, 10/01/2029 50,000 44,440
Morgan Stanley
0.86%, 10/21/2025
(i)
7,500 6,967
Secured Overnight Financing Rate + 0.75%
1.79%, 02/13/2032
(i)
10,000 8,178
Secured Overnight Financing Rate + 1.03%
1.93%, 04/28/2032
(i)
6,250 5,147
Secured Overnight Financing Rate + 1.02%
2.70%, 01/22/2031
(i)
38,000 33,974
Secured Overnight Financing Rate + 1.14%
2.72%, 07/22/2025
(h),(i)
12,000 11,682
Secured Overnight Financing Rate + 1.15%
3.95%, 04/23/2027 10,000 9,870

Schedule of Investments
Core Fixed Income Fund
July 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Morgan Stanley   (continued)
4.00%, 07/23/2025 $ 5,000 $ 5,041
4.88%, 11/01/2022 2,000 2,009
6.25%, 08/09/2026 4,000 4,342
PNC Bank NA
2.70%, 10/22/2029 53,000 47,422
2.95%, 02/23/2025 10,000 9,827
3.10%, 10/25/2027 4,750 4,626
PNC Financial Services Group Inc/The
2.31%, 04/23/2032
(i)
15,000 12,927
Secured Overnight Financing Rate + 0.98%
4.96%, 11/01/2022
(j)
19,800 19,630
3 Month USD LIBOR + 3.68%
Truist Bank
2.64%, 09/17/2029
(i)
52,000 49,581
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.15%
2.75%, 05/01/2023 21,000 20,907
3.30%, 05/15/2026
(h)
5,000 4,897
Truist Financial Corp
1.27%, 03/02/2027
(i)
5,500 5,012
Secured Overnight Financing Rate + 0.61%
US Bancorp
2.49%, 11/03/2036
(h),(i)
29,000 24,452
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 0.95%
3.00%, 07/30/2029 6,000 5,588
3.15%, 04/27/2027 3,800 3,747
3.60%, 09/11/2024 12,000 12,051
3.90%, 04/26/2028 5,000 5,039
US Bank NA/Cincinnati OH
1.95%, 01/09/2023 35,000 34,849
2.80%, 01/27/2025 7,000 6,890
Wells Fargo & Co
2.41%, 10/30/2025
(i)
32,000 30,796
Secured Overnight Financing Rate + 1.09%
2.88%, 10/30/2030
(i)
32,000 29,055
Secured Overnight Financing Rate + 1.43%
$ 1,016,294
Beverages - 0 .58%
Anheuser-Busch Cos LLC / Anheuser-Busch
InBev Worldwide Inc
4.70%, 02/01/2036 34,000 34,947
Anheuser-Busch InBev Worldwide Inc
4.90%, 01/23/2031
(h)
21,000 22,497
$ 57,444
Biotechnology - 1 .86%
Amgen Inc
1.65%, 08/15/2028 20,000 17,819
2.20%, 02/21/2027 11,500 10,910
2.45%, 02/21/2030 40,000 36,389
Biogen Inc
2.25%, 05/01/2030 65,000 55,535
Gilead Sciences Inc
1.20%, 10/01/2027 19,000 16,853
2.60%, 10/01/2040 19,000 14,612
3.50%, 02/01/2025 10,000 10,039
3.65%, 03/01/2026 21,000 21,064
$ 183,221
Chemicals - 0 .81%
Air Liquide Finance SA
2.25%, 09/10/2029
(g)
24,000 21,803
Westlake Corp
2.88%, 08/15/2041 15,000 10,933
3.38%, 06/15/2030 4,500 4,156
3.60%, 08/15/2026 43,000 42,457
$ 79,349
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services - 0 .23%
ERAC USA Finance LLC
3.30%, 10/15/2022
(g)
$ 7,000 $ 6,998
7.00%, 10/15/2037
(g)
13,000 15,563
$ 22,561
Computers - 0 .97%
Apple Inc
1.13%, 05/11/2025 10,000 9,499
2.05%, 09/11/2026 30,000 28,835
2.38%, 02/08/2041 20,000 16,190
2.40%, 05/03/2023 14,650 14,586
3.20%, 05/11/2027
(h)
13,000 13,099
3.25%, 02/23/2026 13,000 13,095
$ 95,304
Credit Card Asset Backed Securities - 0 .96%
BA Credit Card Trust
0.34%, 05/15/2026 43,000 41,297
CARDS II Trust
0.60%, 04/15/2027
(g)
55,500 52,891
$ 94,188
Diversified Financial Services - 0 .61%
Jefferies Group LLC
2.75%, 10/15/2032 8,000 6,318
6.25%, 01/15/2036 10,325 10,535
Jefferies Group LLC / Jefferies Group Capital
Finance Inc
2.63%, 10/15/2031 30,000 24,210
4.15%, 01/23/2030 19,000 17,593
4.85%, 01/15/2027 1,750 1,774
$ 60,430
Electric - 8 .33%
AEP Transmission Co LLC
3.15%, 09/15/2049 24,000 18,782
Alabama Power Co
1.45%, 09/15/2030 25,000 21,085
3.13%, 07/15/2051 19,000 14,995
3.45%, 10/01/2049 42,000 34,878
Alliant Energy Finance LLC
1.40%, 03/15/2026
(g)
4,500 4,032
American Electric Power Co Inc
1.00%, 11/01/2025 11,450 10,406
Berkshire Hathaway Energy Co
2.85%, 05/15/2051 23,000 17,394
4.05%, 04/15/2025 10,000 10,219
Black Hills Corp
2.50%, 06/15/2030 15,000 12,860
3.05%, 10/15/2029 39,500 35,252
3.15%, 01/15/2027 7,500 7,227
4.35%, 05/01/2033 8,000 7,710
Dayton Power & Light Co/The
3.95%, 06/15/2049 14,000 12,218
Entergy Corp
2.40%, 06/15/2031 24,000 20,216
Entergy Louisiana LLC
2.90%, 03/15/2051 18,500 14,009
3.25%, 04/01/2028 12,000 11,525
4.20%, 09/01/2048 31,000 29,477
Florida Power & Light Co
2.85%, 04/01/2025 3,000 2,987
2.88%, 12/04/2051 20,000 15,807
3.15%, 10/01/2049 25,000 20,803
Interstate Power and Light Co
2.30%, 06/01/2030 9,500 8,357
3.50%, 09/30/2049 66,000 54,001
Louisville Gas and Electric Co
3.30%, 10/01/2025 3,000 2,971

Schedule of Investments
Core Fixed Income Fund
July 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Metropolitan Edison Co
3.50%, 03/15/2023
(g)
$ 9,900 $ 9,847
4.30%, 01/15/2029
(g)
14,000 14,035
Monongahela Power Co
3.55%, 05/15/2027
(g)
20,000 19,377
Nevada Power Co
2.40%, 05/01/2030 20,500 18,401
NextEra Energy Capital Holdings Inc
2.75%, 11/01/2029 51,000 46,717
Northern States Power Co/MN
2.90%, 03/01/2050 18,500 14,697
Oncor Electric Delivery Co LLC
0.55%, 10/01/2025 13,000 11,852
2.70%, 11/15/2051 15,000 11,233
2.95%, 04/01/2025 7,000 6,919
3.10%, 09/15/2049 33,500 27,201
4.10%, 11/15/2048 5,000 4,789
5.75%, 03/15/2029 21,000 23,280
PacifiCorp
5.25%, 06/15/2035 5,750 6,083
6.25%, 10/15/2037 2,500 2,921
PPL Electric Utilities Corp
3.00%, 10/01/2049 17,000 13,332
Public Service Co of Colorado
1.88%, 06/15/2031 11,500 9,951
3.20%, 03/01/2050 15,000 12,338
Solar Star Funding LLC
3.95%, 06/30/2035
(g)
5,481 5,442
5.38%, 06/30/2035
(g)
19,543 21,946
Southwestern Electric Power Co
1.65%, 03/15/2026 24,000 22,205
2.75%, 10/01/2026 10,000 9,535
3.85%, 02/01/2048 12,500 10,306
TransAlta Corp
4.50%, 11/15/2022 19,650 19,646
Tucson Electric Power Co
3.05%, 03/15/2025 2,000 1,971
3.25%, 05/01/2051 18,000 13,827
3.85%, 03/15/2023 19,900 19,862
4.85%, 12/01/2048 7,000 7,037
Xcel Energy Inc
2.60%, 12/01/2029 32,000 28,896
3.50%, 12/01/2049 24,000 19,905
$ 820,762
Electronics - 0 .44%
Keysight Technologies Inc
3.00%, 10/30/2029 48,000 43,814
Environmental Control - 0 .52%
Republic Services Inc
1.75%, 02/15/2032 29,500 24,209
2.30%, 03/01/2030 16,500 14,639
3.20%, 03/15/2025 13,000 12,832
$ 51,680
Food - 0 .20%
Kraft Heinz Foods Co
3.75%, 04/01/2030 21,000 20,181
Gas - 0 .40%
NiSource Inc
2.95%, 09/01/2029 29,000 26,603
3.60%, 05/01/2030 14,000 13,321
$ 39,924
Healthcare - Services - 0 .54%
HCA Inc
4.13%, 06/15/2029 14,000 13,473
5.63%, 09/01/2028 2,000 2,073
7.50%, 11/06/2033 1,950 2,230
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
UnitedHealth Group Inc
2.00%, 05/15/2030 $ 9,000 $ 8,045
2.88%, 08/15/2029 15,000 14,390
3.50%, 08/15/2039 14,000 12,732
$ 52,943
Insurance - 3 .01%
Berkshire Hathaway Finance Corp
1.45%, 10/15/2030 36,500 30,952
1.85%, 03/12/2030 8,000 7,077
2.50%, 01/15/2051 12,500 8,919
2.85%, 10/15/2050 30,500 23,241
Berkshire Hathaway Inc
3.00%, 02/11/2023
(h)
8,000 8,000
Fidelity National Financial Inc
3.40%, 06/15/2030 32,000 28,746
4.50%, 08/15/2028 39,500 39,620
5.50%, 09/01/2022 5,000 5,008
First American Financial Corp
2.40%, 08/15/2031 22,000 17,397
4.00%, 05/15/2030 28,000 25,847
4.30%, 02/01/2023 21,800 21,799
4.60%, 11/15/2024 5,000 5,000
Five Corners Funding Trust
4.42%, 11/15/2023
(g)
49,500 49,742
Prudential Financial Inc
2.10%, 03/10/2030
(h)
23,000 20,074
3.88%, 03/27/2028 4,550 4,580
$ 296,002
Internet - 0 .94%
Amazon.com Inc
2.80%, 08/22/2024 44,000 43,815
2.88%, 05/12/2041 20,000 16,861
4.05%, 08/22/2047 32,650 32,276
$ 92,952
Lodging - 1 .02%
Choice Hotels International Inc
3.70%, 12/01/2029 42,000 37,989
3.70%, 01/15/2031 11,000 9,909
Marriott International Inc/MD
2.75%, 10/15/2033 36,000 29,458
Travel + Leisure Co
4.50%, 12/01/2029
(g)
26,500 22,816
$ 100,172
Media - 1 .64%
Comcast Corp
2.65%, 02/01/2030 33,000 30,524
3.30%, 02/01/2027 10,000 9,945
3.95%, 10/15/2025 15,000 15,252
4.25%, 10/15/2030 4,500 4,621
6.45%, 03/15/2037 1,800 2,209
Discovery Communications LLC
3.63%, 05/15/2030 9,000 8,214
4.13%, 05/15/2029 22,000 20,821
5.30%, 05/15/2049 13,000 11,580
Time Warner Cable LLC
6.55%, 05/01/2037 7,400 7,727
6.75%, 06/15/2039 6,000 6,104
7.30%, 07/01/2038 7,750 8,381
Walt Disney Co/The
2.00%, 09/01/2029 28,000 24,942
6.40%, 12/15/2035 8,900 10,777
$ 161,097
Oil & Gas - 1 .23%
BP Capital Markets America Inc
3.12%, 05/04/2026 10,000 9,880
3.41%, 02/11/2026 13,000 13,001
3.94%, 09/21/2028 13,000 13,158

Schedule of Investments
Core Fixed Income Fund
July 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
BP Capital Markets PLC
2.50%, 11/06/2022 $ 7,000 $ 6,991
Canadian Natural Resources Ltd
2.05%, 07/15/2025 9,000 8,498
3.80%, 04/15/2024 35,000 34,836
Marathon Petroleum Corp
5.13%, 12/15/2026 8,500 8,804
Nabors Industries Inc
5.10%, 09/15/2023 5,000 4,998
Phillips 66
1.30%, 02/15/2026 11,500 10,555
Suncor Energy Inc
4.00%, 11/15/2047 4,500 3,934
W&T Offshore Inc
9.75%, 11/01/2023
(g)
6,750 6,514
$ 121,169
Oil & Gas Services - 0 .44%
Schlumberger Holdings Corp
3.63%, 12/21/2022
(g)
10,000 10,013
4.00%, 12/21/2025
(g)
33,000 33,078
$ 43,091
Other Asset Backed Securities - 1 .57%
PFS Financing Corp
0.71%, 04/15/2026
(g)
14,000 13,191
0.77%, 08/15/2026
(g)
39,000 36,287
2.02%, 02/15/2026
(g)
24,000 23,794
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.60%
Trafigura Securitisation Finance PLC 2021-1
2.53%, 01/15/2025
(g)
37,500 37,385
1.00 x 1 Month USD LIBOR + 0.53%
Verizon Master Trust
1.04%, 01/20/2027
(k)
24,000 23,414
Verizon Owner Trust 2019-C
2.55%, 04/22/2024 11,814 11,791
1.00 x 1 Month USD LIBOR + 0.42%
Verizon Owner Trust 2020-C
0.41%, 04/21/2025 8,500 8,329
$ 154,191
Packaging & Containers - 0 .10%
Sealed Air Corp
5.50%, 09/15/2025
(g)
2,000 2,041
6.88%, 07/15/2033
(g)
6,900 7,383
$ 9,424
Pharmaceuticals - 1 .45%
AbbVie Inc
2.30%, 11/21/2022 18,000 17,968
2.90%, 11/06/2022 15,000 14,987
Bristol-Myers Squibb Co
1.13%, 11/13/2027
(h)
12,500 11,296
1.45%, 11/13/2030 10,000 8,581
3.20%, 06/15/2026 13,124 13,151
3.40%, 07/26/2029 8,346 8,265
3.90%, 02/20/2028 10,500 10,772
CVS Health Corp
1.30%, 08/21/2027 14,000 12,498
3.00%, 08/15/2026 17,000 16,582
4.30%, 03/25/2028 5,046 5,129
5.05%, 03/25/2048 23,000 23,362
$ 142,591
Pipelines - 1 .65%
Buckeye Partners LP
3.95%, 12/01/2026 10,500 9,773
4.15%, 07/01/2023 10,000 9,868
4.35%, 10/15/2024 8,000 7,859
Columbia Pipeline Group Inc
4.50%, 06/01/2025 11,900 12,022
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
El Paso Natural Gas Co LLC
7.50%, 11/15/2026 $ 11,400 $ 12,774
NGPL PipeCo LLC
3.25%, 07/15/2031
(g)
15,000 12,844
4.88%, 08/15/2027
(g)
43,000 43,083
Plains All American Pipeline LP / PAA Finance
Corp
4.50%, 12/15/2026 13,500 13,436
Southeast Supply Header LLC
4.25%, 06/15/2024
(g)
14,650 12,526
Southern Natural Gas Co LLC
8.00%, 03/01/2032 4,750 5,662
Tennessee Gas Pipeline Co LLC
8.38%, 06/15/2032 2,000 2,414
TransCanada PipeLines Ltd
6.10%, 06/01/2040 7,000 7,736
7.25%, 08/15/2038 10,000 12,235
$ 162,232
REITs - 8 .44%
Alexandria Real Estate Equities Inc
1.88%, 02/01/2033 13,000 10,184
2.00%, 05/18/2032 14,000 11,490
2.75%, 12/15/2029 14,500 13,005
3.38%, 08/15/2031 30,000 27,406
4.30%, 01/15/2026 9,900 10,018
4.90%, 12/15/2030 4,250 4,352
American Tower Corp
1.88%, 10/15/2030 20,000 16,296
2.10%, 06/15/2030 3,000 2,507
2.40%, 03/15/2025 7,000 6,710
2.75%, 01/15/2027 53,000 49,653
2.95%, 01/15/2051 10,000 7,078
3.38%, 10/15/2026 5,000 4,823
CBL & Associates LP - Escrow
0.00%, 12/15/2026
(d),(e),(h)
13,750 —
Crown Castle International Corp
2.25%, 01/15/2031 13,000 11,023
2.90%, 04/01/2041 30,000 22,713
3.10%, 11/15/2029 8,000 7,319
4.00%, 11/15/2049 17,000 14,375
4.30%, 02/15/2029 13,000 12,882
CubeSmart LP
2.00%, 02/15/2031 26,000 21,232
3.00%, 02/15/2030 18,000 16,233
4.00%, 11/15/2025 5,000 4,965
4.38%, 02/15/2029 2,000 1,977
Duke Realty LP
2.88%, 11/15/2029 12,500 11,522
3.25%, 06/30/2026 5,000 4,880
3.38%, 12/15/2027 25,000 24,079
Healthcare Realty Holdings LP
2.40%, 03/15/2030 9,000 7,629
3.63%, 01/15/2028 3,500 3,307
3.88%, 05/01/2025 5,000 4,915
Healthpeak Properties Inc
2.88%, 01/15/2031 7,000 6,248
3.00%, 01/15/2030 50,000 45,246
Omega Healthcare Investors Inc
3.38%, 02/01/2031 46,000 38,158
3.63%, 10/01/2029 32,000 27,721
4.75%, 01/15/2028 7,000 6,766
5.25%, 01/15/2026 8,000 8,015
Physicians Realty LP
2.63%, 11/01/2031 32,000 26,644
4.30%, 03/15/2027 22,400 22,260

Schedule of Investments
Core Fixed Income Fund
July 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
SBA Tower Trust
1.63%, 05/15/2051
(g)
$ 46,000 $ 41,719
2.33%, 07/15/2052
(g)
10,000 8,991
2.59%, 10/15/2031
(g)
20,500 17,735
2.84%, 01/15/2050
(g)
30,000 29,019
Simon Property Group LP
2.00%, 09/13/2024 32,000 30,999
STORE Capital Corp
2.75%, 11/18/2030 18,500 15,579
4.63%, 03/15/2029 33,500 33,363
Ventas Realty LP
3.00%, 01/15/2030 8,000 7,191
3.85%, 04/01/2027 21,000 20,594
Welltower Inc
2.70%, 02/15/2027 12,000 11,331
2.75%, 01/15/2031 7,000 6,076
3.10%, 01/15/2030 23,000 20,876
4.13%, 03/15/2029 6,000 5,844
4.25%, 04/15/2028 4,000 3,979
4.50%, 01/15/2024 5,000 5,042
Weyerhaeuser Co
7.38%, 03/15/2032 11,281 13,411
WP Carey Inc
2.40%, 02/01/2031 21,000 17,660
3.85%, 07/15/2029 30,000 28,612
$ 831,652
Semiconductors - 0 .43%
NVIDIA Corp
2.00%, 06/15/2031 19,000 16,922
2.85%, 04/01/2030 14,000 13,358
3.50%, 04/01/2040 13,000 11,911
$ 42,191
Software - 0 .26%
Oracle Corp
2.95%, 05/15/2025 25,900 25,250
Telecommunications - 1 .63%
Corning Inc
4.75%, 03/15/2042 4,650 4,482
5.45%, 11/15/2079 43,500 41,170
Crown Castle Towers LLC
4.24%, 07/15/2048
(g)
16,000 15,617
Sprint Corp
7.88%, 09/15/2023 7,750 8,035
Sprint Spectrum Co LLC / Sprint Spectrum Co II
LLC / Sprint Spectrum Co III LLC
5.15%, 03/20/2028
(g)
34,500 34,892
T-Mobile USA Inc
2.05%, 02/15/2028 10,000 8,968
2.55%, 02/15/2031 20,000 17,488
3.00%, 02/15/2041 39,000 30,292
$ 160,944
Transportation - 0 .74%
Ryder System Inc
2.90%, 12/01/2026 51,000 48,383
3.35%, 09/01/2025 25,000 24,482
$ 72,865
Trucking & Leasing - 0 .92%
Penske Truck Leasing Co Lp / PTL Finance Corp
1.20%, 11/15/2025
(g)
22,000 19,822
1.70%, 06/15/2026
(g)
39,000 35,232
2.70%, 11/01/2024
(g)
28,000 27,000
3.45%, 07/01/2024
(g)
9,000 8,844
$ 90,898
TOTAL BONDS $ 5,427,790
SENIOR FLOATING RATE INTERESTS
- 0 .49%
Principal
Amount (000's) Value (000's)
Pipelines - 0 .08%
BCP Renaissance Parent LLC
5.55%, 10/31/2026
(l)
$ 8,459 $ 8,223
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Software - 0 .41%
Ivanti Software Inc
5.85%, 12/01/2027
(l)
47,641 40,545
1 Month USD LIBOR + 4.25%
TOTAL SENIOR FLOATING RATE INTERESTS $ 48,768
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 41 .77%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 0 .55%
3.00%, 10/01/2042 $ 4,761 $ 4,689
3.00%, 10/01/2042 4,661 4,590
3.00%, 11/01/2042 5,009 4,933
3.00%, 06/01/2043 4,658 4,587
3.00%, 12/01/2046 7,952 7,780
3.00%, 07/01/2047 5,641 5,518
3.50%, 04/01/2042 3,072 3,106
3.50%, 04/01/2045 3,997 4,043
3.50%, 03/01/2048 8,965 9,060
4.00%, 02/01/2046 5,986 6,150
9.00%, 01/01/2025 1 1
$ 54,457
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 20 .55%
2.00%, 10/01/2050 39,625 35,911
2.00%, 11/01/2050 39,257 35,630
2.00%, 12/01/2050 45,007 40,674
2.00%, 12/01/2050 45,110 40,757
2.50%, 09/01/2050 39,826 37,329
2.50%, 10/01/2050 39,786 37,229
2.50%, 10/01/2050 40,504 37,900
2.50%, 10/01/2050 39,512 36,972
2.50%, 11/01/2050 41,487 38,880
2.50%, 11/01/2050 39,901 37,440
2.50%, 11/01/2050 38,770 36,317
2.50%, 11/01/2050 38,876 36,440
2.50%, 11/01/2050 42,229 39,579
3.00%, 06/01/2042 15,813 15,562
3.00%, 08/01/2049 20,124 19,508
3.00%, 09/01/2049 14,669 14,199
3.00%, 10/01/2049 19,226 18,633
3.00%, 10/01/2049 15,215 14,774
3.00%, 10/01/2049 22,141 21,453
3.00%, 11/01/2049 18,363 17,791
3.00%, 11/01/2049 22,863 22,152
3.00%, 11/01/2049 15,313 14,942
3.00%, 03/01/2050 22,121 21,436
3.00%, 04/01/2050 24,372 23,624
3.00%, 09/01/2050 27,242 26,380
3.00%, 05/01/2052 19,864 19,228
3.50%, 12/01/2040 2,384 2,410
3.50%, 01/01/2042 2,352 2,386
3.50%, 02/01/2043 4,741 4,792
3.50%, 03/01/2045 4,339 4,384
3.50%, 06/01/2045 5,938 5,972
3.50%, 07/01/2045 4,615 4,642
3.50%, 11/01/2045 4,765 4,789
3.50%, 06/01/2046 16,529 16,694
3.50%, 08/01/2047 9,027 9,072
3.50%, 09/01/2047 38,082 38,243
3.50%, 11/01/2047 5,385 5,389
3.50%, 12/01/2047 9,536 9,568
3.50%, 09/01/2048 3,044 3,049
3.50%, 06/01/2049 6,681 6,680
3.50%, 06/01/2049 34,557 34,610
3.50%, 07/01/2049 12,658 12,651

Schedule of Investments
Core Fixed Income Fund
July 31, 2022 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.50%, 09/01/2049 $ 10,897 $ 10,877
3.50%, 09/01/2049 10,449 10,441
3.50%, 09/01/2049 33,030 33,036
3.50%, 11/01/2049 15,601 15,722
3.50%, 11/01/2049 13,695 13,675
3.50%, 12/01/2049 15,667 15,630
3.50%, 01/01/2050 45,575 45,503
3.50%, 02/01/2050 27,307 27,382
3.50%, 06/01/2050 27,650 27,630
3.50%, 08/01/2050 37,073 37,065
3.50%, 10/01/2050 34,608 34,464
3.50%, 01/01/2051 25,844 25,784
3.50%, 01/01/2051 37,469 37,388
3.50%, 04/01/2052 55,247 54,883
4.00%, 08/01/2043 3,268 3,365
4.00%, 11/01/2043 2,725 2,798
4.00%, 11/01/2043 4,440 4,572
4.00%, 02/01/2044 9,978 10,262
4.00%, 11/01/2044 2,932 3,009
4.00%, 09/01/2045 7,141 7,227
4.00%, 06/01/2046 13,606 13,968
4.00%, 08/01/2046 4,489 4,604
4.00%, 10/01/2047 37,768 38,553
4.00%, 09/01/2048 5,891 6,004
4.00%, 10/01/2048 10,636 10,866
4.00%, 03/01/2049 29,542 30,071
4.00%, 04/01/2049 32,754 33,339
4.00%, 06/01/2049 50,809 51,848
4.00%, 07/01/2049 7,757 7,887
4.00%, 08/01/2049 37,366 38,091
4.00%, 09/01/2049 7,131 7,276
4.00%, 10/01/2049 16,288 16,524
4.00%, 12/01/2049 30,687 31,421
4.00%, 01/01/2050 23,322 23,651
4.00%, 07/01/2050 52,591 53,588
4.00%, 02/01/2052 44,882 45,207
4.00%, 02/01/2052 51,896 52,508
4.00%, 02/01/2052 43,257 43,554
4.00%, 05/01/2052 47,748 48,028
4.00%, 05/01/2052 49,593 50,056
4.00%, 06/01/2052 41,141 41,627
4.50%, 12/01/2040 2,475 2,577
4.50%, 06/01/2046 16,197 16,868
4.50%, 02/01/2049 8,016 8,217
4.50%, 07/01/2052 19,954 20,412
6.50%, 04/01/2032 1 1
$ 2,023,530
Government National Mortgage Association (GNMA) - 0 .15%
3.00%, 02/20/2046 15,255 15,096
U.S. Treasury - 20 .52%
0.63%, 08/15/2030 40,000 34,137
0.88%, 11/15/2030 40,000 34,784
1.13%, 02/28/2025 40,000 38,289
1.13%, 02/28/2027 40,000 37,244
1.13%, 08/15/2040 55,000 39,046
1.25%, 08/31/2024 40,000 38,675
1.38%, 08/31/2023 40,000 39,326
1.38%, 08/15/2050 55,000 37,108
1.50%, 09/15/2022 40,000 39,971
1.50%, 03/31/2023 40,000 39,619
1.50%, 08/15/2026 40,000 38,064
1.50%, 02/15/2030 40,000 36,852
1.63%, 11/15/2022 45,000 44,870
1.63%, 12/15/2022 40,000 39,853
1.63%, 04/30/2023 40,000 39,594
1.63%, 02/15/2026 40,000 38,425
1.63%, 08/15/2029 40,000 37,333
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
1.63%, 11/15/2050 $ 55,000 $ 39,643
1.75%, 01/31/2023 40,000 39,772
1.75%, 11/15/2029 40,000 37,639
1.75%, 08/15/2041 50,000 39,062
1.88%, 08/31/2022 45,000 44,986
1.88%, 02/15/2051 50,000 38,434
1.88%, 11/15/2051 50,000 38,477
2.00%, 10/31/2022 40,000 39,961
2.00%, 11/15/2026 40,000 38,778
2.00%, 02/15/2050 50,000 39,730
2.00%, 08/15/2051 50,000 39,619
2.13%, 05/15/2025 40,000 39,223
2.25%, 11/15/2024 40,000 39,452
2.25%, 08/15/2027 40,000 39,087
2.25%, 11/15/2027 40,000 39,016
2.25%, 08/15/2046 45,000 37,076
2.25%, 08/15/2049 45,000 37,846
2.25%, 02/15/2052
(h)
45,000 37,948
2.38%, 02/29/2024 40,000 39,639
2.63%, 02/28/2023 40,000 39,931
2.63%, 02/15/2029 40,000 39,769
2.75%, 05/31/2023 40,000 39,926
2.75%, 11/15/2023 40,000 39,898
2.75%, 02/15/2028 40,000 39,994
2.75%, 08/15/2042 40,000 36,811
2.75%, 08/15/2047 40,000 36,483
2.88%, 08/15/2028 40,000 40,278
2.88%, 05/15/2049 40,000 38,175
2.88%, 05/15/2052 40,000 38,687
3.00%, 09/30/2025 40,000 40,225
3.00%, 11/15/2045 40,000 37,995
3.00%, 08/15/2048 40,000 38,636
3.13%, 11/15/2028 40,000 40,877
3.63%, 02/15/2044 35,000 36,753
3.75%, 11/15/2043 35,000 37,449
$ 2,020,465
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 4,113,548
Total Investments $ 9,825,924
Other Assets and Liabilities -  0.23% 23,055
TOTAL NET ASSETS - 100.00% $ 9,848,979
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $44,060 or 0.45% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(f) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(g) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $771,575 or 7.83% of net assets.
(h) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $42,361 or 0.43% of net assets.
(i) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.

Schedule of Investments
Core Fixed Income Fund
July 31, 2022 (unaudited)
See accompanying notes.

(j) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(k) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(l) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
Portfolio Summary  (unaudited)
Sector Percent
Financial 22 .43%
Mortgage Securities 21 .25%
Government 20 .52%
Utilities 8 .73%
Consumer, Non-cyclical 4 .86%
Communications 4 .21%
Asset Backed Securities 4 .11%
Energy 3 .62%
Industrial 2 .95%
Consumer, Cyclical 2 .31%
Technology 2 .07%
Money Market Funds 1 .90%
Basic Materials 0 .81%
Other Assets and Liabilities
0 .23%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales July 31, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 1.14% $ 353,867 $ 2,569,246 $ 2,754,560 $ 168,553
$ 353,867 $ 2,569,246 $ 2,754,560 $ 168,553
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 1.14% $ 691 $ — $ — $ —
$ 691 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Trailer Bridge Inc 05/07/2012-05/28/2019 $ 21,314 $ 22,544 0.23%
Total $ 22,544 0.23%
Amounts in thousands.

Schedule of Investments
Core Plus Bond Fund
July 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3.16% Shares Held Value (000's)
Money Market Funds - 3.16%
BlackRock Liquidity FedFund - Institutional
Class 1.88%
(a),(b)
2,405,159 $ 2,405
Principal Government Money Market Fund -
Institutional Class 1.14%
(a),(c)
17,850,278 17,850
$ 20,255
TOTAL INVESTMENT COMPANIES $ 20,255
COMMON STOCKS - 0.02% Shares Held Value (000's)
Diversified Financial Services - 0.00%
Avation PLC - Warrants
(d)
3,500 $ —
Oil & Gas - 0.01%
EP Energy Corp
(d)
8,800 71
Mesquite Energy Inc
(d),(e)
407 9
$ 80
Retail - 0.01%
Claire's Holdings LLC
(d)
232 59
TOTAL COMMON STOCKS $ 139
PREFERRED STOCKS - 0.56% Shares Held Value (000's)
Sovereign - 0.56%
CoBank ACB 6.20%, 01/01/2025
(f)
35,000 $ 3,588
3 Month USD LIBOR + 3.74%
TOTAL PREFERRED STOCKS $ 3,588
BONDS - 51.74%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 1.52%
Boeing Co/The
1.95%, 02/01/2024 $ 3,840 $ 3,735
2.20%, 02/04/2026 1,780 1,657
2.80%, 03/01/2024 845 829
3.75%, 02/01/2050 1,140 863
4.88%, 05/01/2025 845 858
Bombardier Inc
7.13%, 06/15/2026
(g)
80 74
7.50%, 03/15/2025
(g)
103 100
TransDigm Inc
4.88%, 05/01/2029 205 183
6.25%, 03/15/2026
(g)
40 40
7.50%, 03/15/2027 520 529
8.00%, 12/15/2025
(g)
210 218
Triumph Group Inc
7.75%, 08/15/2025 165 141
8.88%, 06/01/2024
(g)
506 523
$ 9,750
Agriculture - 0.10%
Reynolds American Inc
5.70%, 08/15/2035 635 609
Airlines - 0.75%
American Airlines 2021-1 Class B Pass Through
Trust
3.95%, 01/11/2032 65 54
American Airlines Inc / AAdvantage Loyalty IP
Ltd
5.75%, 04/20/2029
(g)
75 72
Delta Air Lines Inc / SkyMiles IP Ltd
4.50%, 10/20/2025
(g)
3,208 3,168
Hawaiian Brand Intellectual Property Ltd /
HawaiianMiles Loyalty Ltd
5.75%, 01/20/2026
(g)
685 666
Southwest Airlines Co
4.75%, 05/04/2023 200 201
5.25%, 05/04/2025 605 623
$ 4,784
Automobile Asset Backed Securities - 2.81%
AmeriCredit Automobile Receivables Trust
2022-2
2.59%, 12/18/2025 1,900 1,900
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.15%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities (continued)
Capital One Prime Auto Receivables Trust 2021-1
0.32%, 02/18/2025 $ 1,507 $ 1,487
Capital One Prime Auto Receivables Trust 2022-1
2.71%, 06/16/2025 1,720 1,704
Carmax Auto Owner Trust 2020-1
1.89%, 12/16/2024 1,613 1,600
CarMax Auto Owner Trust 2021-4
0.24%, 11/15/2024 477 472
CarMax Auto Owner Trust 2022-1
0.91%, 02/18/2025 1,647 1,630
Carvana Auto Receivables Trust 2021-P3
0.38%, 01/10/2025 649 641
Carvana Auto Receivables Trust 2021-P4
0.82%, 04/10/2025 967 956
GM Financial Consumer Automobile Receivables
Trust 2021-4
0.28%, 11/18/2024 1,130 1,115
Hyundai Auto Lease Securitization Trust 2022-B
2.04%, 10/15/2024
(g)
1,225 1,225
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.62%
Nissan Auto Lease Trust 2021-A
0.30%, 12/15/2023 1,236 1,225
Santander Drive Auto Receivables Trust 2021-4
0.37%, 08/15/2024 560 559
Santander Drive Auto Receivables Trust 2022-3
2.76%, 03/17/2025 1,565 1,557
Santander Retail Auto Lease Trust 2020-B
0.42%, 11/20/2023
(g)
82 82
Toyota Auto Receivables 2022-B Owner Trust
1.91%, 01/15/2025 1,505 1,504
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.49%
World Omni Select Auto Trust 2021-A
0.29%, 02/18/2025 383 380
$ 18,037
Automobile Manufacturers - 1.50%
BMW US Capital LLC
3.90%, 04/09/2025
(g)
1,250 1,261
Ford Motor Co
3.25%, 02/12/2032 2,215 1,850
9.63%, 04/22/2030 40 48
Ford Motor Credit Co LLC
2.90%, 02/10/2029 1,400 1,176
3.35%, 11/01/2022 570 568
3.38%, 11/13/2025 705 673
4.54%, 08/01/2026 375 365
General Motors Co
4.88%, 10/02/2023 1,715 1,737
6.25%, 10/02/2043 525 517
General Motors Financial Co Inc
1.20%, 10/15/2024 475 444
1.25%, 01/08/2026 1,100 992
$ 9,631
Automobile Parts & Equipment - 0.17%
Dana Inc
5.38%, 11/15/2027 155 146
Tenneco Inc
5.00%, 07/15/2026 175 172
5.13%, 04/15/2029
(g)
135 132
7.88%, 01/15/2029
(g)
625 620
$ 1,070
Banks - 8.12%
Banco Mercantil del Norte SA/Grand Cayman
5.88%, 01/24/2027
(f),(g),(h),( i )
350 290
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.64%

Schedule of Investments
Core Plus Bond Fund
July 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Banco Santander SA
2.75%, 05/28/2025 $ 1,600 $ 1,527
3.22%, 11/22/2032
(h)
800 631
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.60%
Bank of America Corp
2.48%, 09/21/2036
(h)
2,600 2,102
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.20%
2.68%, 06/19/2041
(h)
1,635 1,236
Secured Overnight Financing Rate + 1.93%
2.69%, 04/22/2032
(h)
1,611 1,402
Secured Overnight Financing Rate + 1.32%
3.85%, 03/08/2037
(h)
200 181
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
4.18%, 11/25/2027 750 748
4.20%, 08/26/2024 435 439
4.57%, 04/27/2033
(h)
500 503
Secured Overnight Financing Rate + 1.83%
4.83%, 07/22/2026
(h)
1,000 1,016
Secured Overnight Financing Rate + 1.75%
Barclays PLC
2.28%, 11/24/2027
(h)
500 448
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.05%
2.85%, 05/07/2026
(h)
1,100 1,043
Secured Overnight Financing Rate + 2.71%
3.33%, 11/24/2042
(h)
1,050 793
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.30%
5.20%, 05/12/2026 500 504
7.75%, 09/15/2023
(f),(h),( i )
835 841
USD Swap Semi-Annual 5 Year + 4.84%
BNP Paribas SA
2.22%, 06/09/2026
(g),(h)
800 747
Secured Overnight Financing Rate + 2.07%
Citigroup Inc
3.11%, 04/08/2026
(h)
1,125 1,094
Secured Overnight Financing Rate + 2.84%
3.20%, 10/21/2026 650 635
3.79%, 03/17/2033
(h)
1,275 1,203
Secured Overnight Financing Rate + 1.94%
Credit Suisse AG/New York NY
2.95%, 04/09/2025 2,585 2,495
Credit Suisse Group AG
2.19%, 06/05/2026
(g),(h)
1,500 1,366
Secured Overnight Financing Rate + 2.04%
3.09%, 05/14/2032
(g),(h)
250 201
Secured Overnight Financing Rate + 1.73%
4.88%, 05/15/2045 375 333
Deutsche Bank AG/New York NY
2.22%, 09/18/2024
(h)
1,700 1,643
Secured Overnight Financing Rate + 2.16%
2.55%, 01/07/2028
(h)
1,690 1,484
Secured Overnight Financing Rate + 1.32%
Goldman Sachs Group Inc /The
3.63%, 02/20/2024 1,425 1,427
3.85%, 01/26/2027 2,403 2,401
HSBC Holdings PLC
2.80%, 05/24/2032
(h)
750 630
Secured Overnight Financing Rate + 1.19%
4.25%, 03/14/2024 840 842
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
JPMorgan Chase & Co
2.08%, 04/22/2026
(h)
$ 1,435 $ 1,359
Secured Overnight Financing Rate + 1.85%
4.60%, 02/01/2025
(f),(h)
630 559
Secured Overnight Financing Rate + 3.13%
4.91%, 07/25/2033
(h)
980 1,022
Secured Overnight Financing Rate + 2.08%
Lloyds Banking Group PLC
3.87%, 07/09/2025
(h)
1,900 1,881
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 3.50%
Morgan Stanley
0.99%, 12/10/2026
(h)
5,000 4,488
Secured Overnight Financing Rate + 0.72%
2.48%, 09/16/2036
(h)
1,140 922
Secured Overnight Financing Rate + 1.36%
4.35%, 09/08/2026 2,000 2,016
5.00%, 11/24/2025 995 1,025
Popular Inc
6.13%, 09/14/2023 145 146
Santander UK Group Holdings PLC
1.09%, 03/15/2025
(h)
1,175 1,104
Secured Overnight Financing Rate + 0.79%
2.90%, 03/15/2032
(h)
1,400 1,167
Secured Overnight Financing Rate + 1.48%
Standard Chartered PLC
2.82%, 01/30/2026
(g),(h)
430 410
3 Month USD LIBOR + 1.21%
6.00%, 07/26/2025
(f),(g),(h),( i )
510 506
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.66%
UBS Group AG
1.36%, 01/30/2027
(g),(h)
460 414
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.08%
4.75%, 05/12/2028
(g),(h)
320 321
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.75%
UniCredit SpA
1.98%, 06/03/2027
(g),(h)
600 520
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.20%
Wells Fargo & Co
3.75%, 01/24/2024 500 503
4.61%, 04/25/2053
(h)
985 964
Secured Overnight Financing Rate + 2.13%
4.90%, 07/25/2033
(h)
450 466
Secured Overnight Financing Rate + 2.10%
Westpac Banking Corp
4.11%, 07/24/2034
(h)
125 116
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
4.42%, 07/24/2039 2,160 2,000
$ 52,114
Beverages - 1.07%
Anheuser-Busch Cos LLC / Anheuser-Busch
InBev Worldwide Inc
3.65%, 02/01/2026 850 855
4.90%, 02/01/2046 1,320 1,330
Anheuser-Busch InBev Worldwide Inc
4.38%, 04/15/2038 1,260 1,217
Central American Bottling Corp / CBC Bottling
Holdco SL / Beliv Holdco SL
5.25%, 04/27/2029
(g)
215 203
Coca-Cola Icecek AS
4.50%, 01/20/2029
(g)
650 520

Schedule of Investments
Core Plus Bond Fund
July 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Beverages (continued)
Constellation Brands Inc
3.70%, 12/06/2026 $ 2,140 $ 2,115
PepsiCo Inc
3.60%, 02/18/2028 500 509
4.20%, 07/18/2052 140 146
$ 6,895
Biotechnology - 0.16%
CSL Finance PLC
4.75%, 04/27/2052
(g)
1,040 1,046
Building Materials - 0.35%
Builders FirstSource Inc
4.25%, 02/01/2032
(g)
735 629
Cemex SAB de CV
3.88%, 07/11/2031
(g)
350 281
GCC SAB de CV
3.61%, 04/20/2032
(g)
300 251
SRM Escrow Issuer LLC
6.00%, 11/01/2028
(g)
1,145 1,062
$ 2,223
Chemicals - 0.79%
Braskem Netherlands Finance BV
4.50%, 01/31/2030
(g)
250 228
CNAC HK Finbridge Co Ltd
2.00%, 09/22/2025 250 233
Consolidated Energy Finance SA
5.63%, 10/15/2028
(g)
790 644
6.50%, 05/15/2026
(g)
300 281
Ecolab Inc
2.70%, 12/15/2051 1,070 810
Element Solutions Inc
3.88%, 09/01/2028
(g)
882 814
MEGlobal Canada ULC
5.88%, 05/18/2030 350 369
Olympus Water US Holding Corp
4.25%, 10/01/2028
(g)
830 702
Orbia Advance Corp SAB de CV
2.88%, 05/11/2031
(g)
325 268
Westlake Corp
3.13%, 08/15/2051 1,040 746
$ 5,095
Commercial Mortgage Backed Securities - 1.73%
Benchmark 2021-B25 Mortgage Trust
2.58%, 04/15/2054 500 451
Citigroup Commercial Mortgage Trust 2019-C7
3.10%, 12/15/2072 1,500 1,411
COMM 2013-CCRE6 Mortgage Trust
4.09%, 03/10/2046
(g),(j)
500 486
GS Mortgage Securities Trust 2013-GC16
5.31%, 11/10/2046
(j)
800 781
GS Mortgage Securities Trust 2020-GSA2
2.01%, 12/12/2053 3,600 3,077
JP Morgan Chase Commercial Mortgage
Securities Trust 2012-LC9
1.38%, 12/15/2047
(j),(k)
4,305 7
JPMBB Commercial Mortgage Securities Trust
2014-C18
4.79%, 02/15/2047
(j)
2,700 2,487
JPMBB Commercial Mortgage Securities Trust
2014-C19
0.64%, 04/15/2047
(j),(k)
18,326 168
JPMBB Commercial Mortgage Securities Trust
2014-C24
0.86%, 11/15/2047
(j),(k)
7,010 95
LB-UBS Commercial Mortgage Trust 2005-C3
0.57%, 07/15/2040
(g),(j),(k)
985 —
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C11
0.28%, 08/15/2046
(j),(k)
$ 17,197 $ 21
Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C16
0.94%, 06/15/2047
(j),(k)
16,991 185
MSBAM Commercial Mortgage Securities Trust
2012-CKSV
1.01%, 10/15/2030
(g),(j),(k)
20,935 1
SREIT Trust 2021-MFP
2.73%, 11/15/2038
(g)
1,000 962
1.00 x 1 Month USD LIBOR + 0.73%
SREIT Trust 2021-MFP2
2.82%, 11/15/2036
(g)
1,000 960
1.00 x 1 Month USD LIBOR + 0.82%
UBS-Barclays Commercial Mortgage Trust
2012-C4
1.54%, 12/10/2045
(g),(j),(k)
7,621 6
$ 11,098
Commercial Services - 0.87%
Ahern Rentals Inc
7.38%, 05/15/2023
(g)
120 91
Albion Financing 1 SARL / Aggreko Holdings Inc
6.13%, 10/15/2026
(g)
395 347
DP World Ltd/United Arab Emirates
6.85%, 07/02/2037 300 329
PayPal Holdings Inc
2.65%, 10/01/2026 500 487
3.25%, 06/01/2050 900 713
3.90%, 06/01/2027
(l)
800 816
Prime Security Services Borrower LLC / Prime
Finance Inc
3.38%, 08/31/2027
(g)
430 392
6.25%, 01/15/2028
(g)
465 426
United Rentals North America Inc
3.88%, 02/15/2031 215 196
4.88%, 01/15/2028 404 403
WASH Multifamily Acquisition Inc
5.75%, 04/15/2026
(g)
865 863
ZipRecruiter Inc
5.00%, 01/15/2030
(g)
565 505
$ 5,568
Computers - 0.46%
Dell International LLC / EMC Corp
3.38%, 12/15/2041
(g)
1,000 747
6.10%, 07/15/2027 1,220 1,307
NCR Corp
5.13%, 04/15/2029
(g)
755 725
Seagate HDD Cayman
3.38%, 07/15/2031 195 157
$ 2,936
Consumer Products - 0.02%
Kronos Acquisition Holdings Inc / KIK Custom
Products Inc
5.00%, 12/31/2026
(g)
135 116
Diversified Financial Services - 2.74%
AerCap Holdings NV
5.88%, 10/10/2079
(h)
505 448
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.54%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
2.45%, 10/29/2026 1,275 1,134
3.00%, 10/29/2028 1,345 1,180
3.15%, 02/15/2024 2,825 2,746
4.50%, 09/15/2023 1,100 1,099

Schedule of Investments
Core Plus Bond Fund
July 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Air Lease Corp
1.88%, 08/15/2026 $ 1,325 $ 1,181
2.88%, 01/15/2026 1,495 1,400
Ally Financial Inc
5.80%, 05/01/2025 505 523
Aviation Capital Group LLC
1.95%, 09/20/2026
(g)
2,850 2,436
Avolon Holdings Funding Ltd
2.75%, 02/21/2028
(g)
1,330 1,100
Brookfield Finance Inc
4.00%, 04/01/2024 685 688
Credit Acceptance Corp
5.13%, 12/31/2024
(g)
330 317
6.63%, 03/15/2026 850 846
Global Aircraft Leasing Co Ltd
6.50%, PIK 7.25%; 09/15/2024
(g),(j),(m)
672 518
ILFC E-Capital Trust II
5.10%, 12/21/2065
(g),(j)
155 115
LPL Holdings Inc
4.00%, 03/15/2029
(g)
630 586
OneMain Finance Corp
4.00%, 09/15/2030 120 94
5.63%, 03/15/2023 190 190
6.63%, 01/15/2028 590 553
6.88%, 03/15/2025 460 454
$ 17,608
Electric - 2.23%
Avangrid Inc
3.20%, 04/15/2025 1,115 1,093
Clearway Energy Operating LLC
4.75%, 03/15/2028
(g)
405 392
CMS Energy Corp
3.00%, 05/15/2026 275 266
4.70%, 03/31/2043 110 102
Colbun SA
3.15%, 01/19/2032
(g)
300 244
Commonwealth Edison Co
4.00%, 03/01/2049 405 380
DTE Electric Co
3.65%, 03/01/2052 885 796
3.95%, 03/01/2049 100 94
DTE Energy Co
3.40%, 06/15/2029 654 618
Duke Energy Carolinas LLC
3.55%, 03/15/2052 225 195
Elwood Energy LLC
8.16%, 07/05/2026 49 49
Enel Chile SA
4.88%, 06/12/2028 630 599
Engie Energia Chile SA
3.40%, 01/28/2030
(g)
200 165
Entergy Corp
1.90%, 06/15/2028 1,204 1,066
Entergy Texas Inc
3.55%, 09/30/2049 810 674
FirstEnergy Corp
2.25%, 09/01/2030 640 542
Monongahela Power Co
3.55%, 05/15/2027
(g)
715 693
NextEra Energy Capital Holdings Inc
4.45%, 06/20/2025 400 412
NextEra Energy Operating Partners LP
4.25%, 07/15/2024
(g)
65 64
NRG Energy Inc
3.88%, 02/15/2032
(g)
2,255 1,927
Oryx Funding Ltd
5.80%, 02/03/2031
(g)
350 326
5.80%, 02/03/2031 200 186
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Pacific Gas and Electric Co
4.20%, 06/01/2041 $ 535 $ 411
Perusahaan Perseroan Persero PT Perusahaan
Listrik Negara
3.88%, 07/17/2029
(g)
500 460
Public Service Co of Colorado
4.50%, 06/01/2052 132 134
Southern California Edison Co
4.20%, 03/01/2029 460 459
4.88%, 03/01/2049 500 472
State Grid Overseas Investment BVI Ltd
3.50%, 05/04/2027 650 652
Tucson Electric Power Co
4.85%, 12/01/2048 100 101
Vistra Corp
7.00%, 12/15/2026
(f),(g),(h)
265 246
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.74%
Vistra Operations Co LLC
4.38%, 05/01/2029
(g)
560 521
$ 14,339
Electrical Components & Equipment - 0 .14%
WESCO Distribution Inc
7.13%, 06/15/2025
(g)
265 274
7.25%, 06/15/2028
(g)
610 632
$ 906
Electronics - 0.21%
Imola Merger Corp
4.75%, 05/15/2029
(g)
450 421
Sensata Technologies BV
4.00%, 04/15/2029
(g)
655 596
Sensata Technologies Inc
3.75%, 02/15/2031
(g)
409 355
$ 1,372
Energy - Alternate Sources - 0.03%
Inversiones Latin America Power Ltda
5.13%, 06/15/2033
(g)
392 211
Engineering & Construction - 0.21%
Aeropuerto Internacional de Tocumen SA
5.13%, 08/11/2061
(g)
300 249
Global Infrastructure Solutions Inc
5.63%, 06/01/2029
(g)
795 627
IHS Holding Ltd
6.25%, 11/29/2028
(g)
325 266
Mexico City Airport Trust
4.25%, 10/31/2026
(g)
250 234
$ 1,376
Entertainment - 1.08%
Boyne USA Inc
4.75%, 05/15/2029
(g)
685 641
Caesars Entertainment Inc
6.25%, 07/01/2025
(g)
345 344
CCM Merger Inc
6.38%, 05/01/2026
(g)
255 240
CDI Escrow Issuer Inc
5.75%, 04/01/2030
(g)
440 430
Cinemark USA Inc
5.25%, 07/15/2028
(g)
695 619
8.75%, 05/01/2025
(g)
165 172
International Game Technology PLC
5.25%, 01/15/2029
(g)
645 623
Magallanes Inc
3.76%, 03/15/2027
(g)
375 360
5.05%, 03/15/2042
(g)
1,250 1,110
5.14%, 03/15/2052
(g)
755 665
5.39%, 03/15/2062
(g)
1,000 883

Schedule of Investments
Core Plus Bond Fund
July 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Entertainment (continued)
Peninsula Pacific Entertainment LLC / Peninsula
Pacific Entertainment Finance Inc
8.50%, 11/15/2027
(g)
$ 620 $ 672
Scientific Games International Inc
8.63%, 07/01/2025
(g)
190 197
$ 6,956
Environmental Control - 0.09%
Madison IAQ LLC
4.13%, 06/30/2028
(g)
645 571
Food - 1.37%
Albertsons Cos Inc / Safeway Inc / New
Albertsons LP / Albertsons LLC
4.63%, 01/15/2027
(g)
280 265
Cencosud SA
4.38%, 07/17/2027
(g)
675 650
JBS USA Food Co
3.63%, 01/15/2032
(g)
1,100 916
JBS USA LUX SA / JBS USA Food Co / JBS
USA Finance Inc
4.38%, 02/02/2052
(g)
1,421 1,077
Kraft Heinz Foods Co
3.75%, 04/01/2030 220 212
4.38%, 06/01/2046 1,311 1,152
MARB BondCo PLC
3.95%, 01/29/2031 575 467
Pilgrim's Pride Corp
3.50%, 03/01/2032
(g)
300 253
4.25%, 04/15/2031
(g)
2,980 2,671
Post Holdings Inc
4.50%, 09/15/2031
(g)
520 462
4.63%, 04/15/2030
(g)
210 188
Sysco Corp
3.30%, 07/15/2026 475 469
$ 8,782
Forest Products & Paper - 0.11%
Inversiones CMPC SA
3.85%, 01/13/2030
(g)
300 270
Mercer International Inc
5.13%, 02/01/2029 310 290
Suzano Austria GmbH
3.75%, 01/15/2031 195 171
$ 731
Gas - 0.14%
NiSource Inc
0.95%, 08/15/2025 1,000 915
Healthcare - Products - 0.11%
Boston Scientific Corp
3.45%, 03/01/2024 344 345
4.55%, 03/01/2039 297 290
4.70%, 03/01/2049 48 48
$ 683
Healthcare - Services - 1.44%
Acadia Healthcare Co Inc
5.00%, 04/15/2029
(g)
295 286
Centene Corp
2.50%, 03/01/2031 525 450
2.63%, 08/01/2031 2,345 2,000
3.00%, 10/15/2030 520 464
3.38%, 02/15/2030 220 200
4.25%, 12/15/2027 405 398
CHS/Community Health Systems Inc
6.00%, 01/15/2029
(g)
750 654
8.00%, 03/15/2026
(g)
130 124
HCA Inc
3.13%, 03/15/2027
(g)
935 881
3.50%, 07/15/2051 1,570 1,159
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
Legacy LifePoint Health LLC
6.75%, 04/15/2025
(g)
$ 835 $ 818
Tenet Healthcare Corp
4.63%, 09/01/2024
(g)
220 218
6.13%, 06/15/2030
(g)
835 843
UnitedHealth Group Inc
4.75%, 05/15/2052 715 758
$ 9,253
Home Builders - 0.33%
Beazer Homes USA Inc
6.75%, 03/15/2025 285 272
Forestar Group Inc
3.85%, 05/15/2026
(g)
110 97
5.00%, 03/01/2028
(g)
735 645
KB Home
7.63%, 05/15/2023 110 111
Lennar Corp
4.75%, 05/30/2025 300 303
4.88%, 12/15/2023 125 126
M/I Homes Inc
3.95%, 02/15/2030 440 365
Picasso Finance Sub Inc
6.13%, 06/15/2025
(g)
201 204
$ 2,123
Home Equity Asset Backed Securities - 0.05%
First NLC Trust 2005-1
2.75%, 05/25/2035 186 168
1.00 x 1 Month USD LIBOR + 0.50%
Saxon Asset Securities Trust 2004-1
2.35%, 03/25/2035 218 126
1.00 x 1 Month USD LIBOR + 1.70%
$ 294
Insurance - 0.92%
Acrisure LLC / Acrisure Finance Inc
4.25%, 02/15/2029
(g)
580 513
7.00%, 11/15/2025
(g)
225 216
AIA Group Ltd
3.20%, 09/16/2040
(g)
930 746
American International Group Inc
3.90%, 04/01/2026 85 85
Arch Capital Group Ltd
3.64%, 06/30/2050 835 674
Arthur J Gallagher & Co
3.50%, 05/20/2051 810 641
Corebridge Financial Inc
4.40%, 04/05/2052
(g)
555 479
Enstar Group Ltd
3.10%, 09/01/2031 745 601
Markel Corp
4.30%, 11/01/2047 350 307
MetLife Inc
5.00%, 07/15/2052 350 373
Pricoa Global Funding I
3.45%, 09/01/2023
(g)
1,275 1,275
$ 5,910
Internet - 0.53%
Alibaba Group Holding Ltd
2.13%, 02/09/2031 450 380
Amazon.com Inc
3.10%, 05/12/2051 675 567
Baidu Inc
3.08%, 04/07/2025
(l)
300 293
4.38%, 05/14/2024 375 378
Netflix Inc
4.38%, 11/15/2026 445 445
4.88%, 06/15/2030
(g),(l)
295 291

Schedule of Investments
Core Plus Bond Fund
July 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Internet (continued)
Prosus NV
3.68%, 01/21/2030
(g)
$ 325 $ 274
4.19%, 01/19/2032
(g)
575 488
Uber Technologies Inc
7.50%, 09/15/2027
(g)
290 294
$ 3,410
Investment Companies - 0.30%
Blackstone Private Credit Fund
4.70%, 03/24/2025
(g)
610 592
Compass Group Diversified Holdings LLC
5.25%, 04/15/2029
(g)
770 679
Huarong Finance II Co Ltd
4.63%, 06/03/2026 550 474
Icahn Enterprises LP / Icahn Enterprises Finance
Corp
4.75%, 09/15/2024 165 162
$ 1,907
Iron & Steel - 0.28%
Cleveland-Cliffs Inc
6.75%, 03/15/2026
(g)
755 778
CSN Inova Ventures
6.75%, 01/28/2028
(g)
285 265
Nucor Corp
3.85%, 04/01/2052 200 170
Steel Dynamics Inc
2.40%, 06/15/2025 350 336
Vale Overseas Ltd
3.75%, 07/08/2030 280 256
$ 1,805
Leisure Products & Services - 0.26%
Life Time Inc
5.75%, 01/15/2026
(g)
850 799
NCL Corp Ltd
3.63%, 12/15/2024
(g)
85 73
5.88%, 02/15/2027
(g)
250 230
NCL Finance Ltd
6.13%, 03/15/2028
(g)
290 224
Royal Caribbean Cruises Ltd
9.13%, 06/15/2023
(g)
315 320
$ 1,646
Lodging - 0.60%
Hilton Domestic Operating Co Inc
5.75%, 05/01/2028
(g)
633 636
Hyatt Hotels Corp
1.80%, 10/01/2024 1,400 1,325
Marriott International Inc /MD
2.75%, 10/15/2033 1,200 982
3.60%, 04/15/2024 695 694
MGM Resorts International
6.00%, 03/15/2023 215 217
$ 3,854
Machinery - Diversified - 0.12%
Maxim Crane Works Holdings Capital LLC
10.13%, 08/01/2024
(g)
427 405
Westinghouse Air Brake Technologies Corp
3.20%, 06/15/2025 355 342
$ 747
Media - 1.56%
AMC Networks Inc
4.75%, 08/01/2025 841 807
CCO Holdings LLC / CCO Holdings Capital Corp
4.50%, 08/15/2030
(g)
1,284 1,141
5.38%, 06/01/2029
(g)
115 110
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Charter Communications Operating LLC / Charter
Communications Operating Capital
3.50%, 06/01/2041 $ 1,170 $ 857
3.75%, 02/15/2028 1,490 1,408
4.91%, 07/23/2025 485 492
CSC Holdings LLC
6.50%, 02/01/2029
(g)
540 522
Directv Financing LLC / Directv Financing Co-
Obligor Inc
5.88%, 08/15/2027
(g)
130 121
DISH DBS Corp
5.88%, 11/15/2024 190 175
7.38%, 07/01/2028 695 495
LCPR Senior Secured Financing DAC
5.13%, 07/15/2029
(g)
740 649
Paramount Global
4.38%, 03/15/2043 1,370 1,091
4.75%, 05/15/2025 103 105
Sirius XM Radio Inc
4.00%, 07/15/2028
(g)
735 683
UPC Holding BV
5.50%, 01/15/2028
(g)
790 721
Ziggo Bond Co BV
6.00%, 01/15/2027
(g)
390 376
Ziggo BV
4.88%, 01/15/2030
(g)
310 286
$ 10,039
Mining - 0.48%
Antofagasta PLC
5.63%, 05/13/2032
(g),(l)
200 198
First Quantum Minerals Ltd
7.50%, 04/01/2025
(g)
202 201
FMG Resources August 2006 Pty Ltd
5.13%, 05/15/2024
(g)
145 146
Gold Fields Orogen Holdings BVI Ltd
6.13%, 05/15/2029
(g),(l)
300 305
Hudbay Minerals Inc
4.50%, 04/01/2026
(g)
435 360
6.13%, 04/01/2029
(g)
230 179
IAMGOLD Corp
5.75%, 10/15/2028
(g)
295 171
Indonesia Asahan Aluminium Persero PT
4.75%, 05/15/2025 500 504
New Gold Inc
7.50%, 07/15/2027
(g)
295 232
Novelis Corp
3.25%, 11/15/2026
(g)
105 98
4.75%, 01/30/2030
(g)
633 586
Taseko Mines Ltd
7.00%, 02/15/2026
(g)
130 104
$ 3,084
Miscellaneous Manufacturers - 0.23%
GE Capital International Funding Co Unlimited
Co
4.42%, 11/15/2035 1,108 1,094
Parker-Hannifin Corp
4.25%, 09/15/2027 360 368
$ 1,462
Mortgage Backed Securities - 1.59%
Fannie Mae REMIC Trust 2005-W2
2.46%, 05/25/2035 32 32
1.00 x 1 Month USD LIBOR + 0.20%
Fannie Mae REMICS
2.25%, 07/25/2040 21 21
3.00%, 04/25/2027
(k)
869 43
3.00%, 09/25/2050
(k)
2,535 395
3.50%, 09/25/2027
(k)
1,331 82

Schedule of Investments
Core Plus Bond Fund
July 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Fannie Mae REMICS   (continued)
3.50%, 11/25/2027
(k)
$ 362 $ 21
3.50%, 05/25/2028
(k)
368 16
3.50%, 03/25/2031
(k)
172 1
4.00%, 04/25/2043
(k)
238 19
Freddie Mac REMICS
2.00%, 02/15/2036 134 132
2.45%, 05/15/2049 3,072 3,061
1.00 x 1 Month USD LIBOR + 0.45%
3.00%, 05/15/2027
(k)
755 33
3.00%, 10/15/2027
(k)
239 13
3.00%, 02/15/2029
(k)
1,355 59
3.50%, 02/15/2028
(k)
772 43
3.50%, 01/15/2040
(k)
572 20
3.50%, 03/15/2041
(k)
1,051 68
4.65%, 05/15/2026
(k)
345 11
(1.00) x 1 Month USD LIBOR + 6.65%
Ginnie Mae
2.50%, 12/20/2050
(k)
2,957 472
3.00%, 07/20/2050
(k)
776 113
3.00%, 11/20/2050
(k)
2,668 355
3.00%, 11/20/2050
(k)
1,702 250
3.00%, 11/20/2050
(k)
2,938 496
3.50%, 02/20/2040
(k)
456 12
3.50%, 01/20/2043
(k)
2,399 448
3.50%, 10/20/2049
(k)
1,081 181
3.92%, 11/20/2040
(k)
1,506 222
(1.00) x 1 Month USD LIBOR + 6.05%
3.92%, 05/20/2046
(k)
349 48
(1.00) x 1 Month USD LIBOR + 6.05%
4.00%, 03/16/2039
(k)
505 20
4.00%, 09/20/2040
(k)
798 60
4.02%, 08/20/2044
(k)
1,301 191
(1.00) x 1 Month USD LIBOR + 6.15%
4.02%, 03/20/2047
(k)
1,579 228
(1.00) x 1 Month USD LIBOR + 6.15%
4.07%, 08/20/2047
(k)
4,545 864
(1.00) x 1 Month USD LIBOR + 6.20%
4.07%, 08/20/2047
(k)
1,738 244
(1.00) x 1 Month USD LIBOR + 6.20%
4.07%, 08/20/2047
(k)
628 91
(1.00) x 1 Month USD LIBOR + 6.20%
4.12%, 10/20/2047
(k)
1,494 214
(1.00) x 1 Month USD LIBOR + 6.25%
4.17%, 09/20/2050
(k)
1,210 187
(1.00) x 1 Month USD LIBOR + 6.30%
4.50%, 05/16/2043
(k)
1,042 178
4.76%, 04/20/2041
(k)
624 105
(1.10) x 1 Month USD LIBOR + 7.10%
JP Morgan Mortgage Trust 2016-2
2.70%, 06/25/2046
(g),(j)
1,167 1,133
Merrill Lynch Mortgage Investors Trust Series
2005-A8
2.96%, 08/25/2036 7 7
1.00 x 1 Month USD LIBOR + 0.70%
$ 10,189
Oil & Gas - 1.77%
Aethon United BR LP / Aethon United Finance
Corp
8.25%, 02/15/2026
(g)
1,355 1,400
Antero Resources Corp
7.63%, 02/01/2029
(g)
703 741
Ascent Resources Utica Holdings LLC / ARU
Finance Corp
7.00%, 11/01/2026
(g)
420 409
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Callon Petroleum Co
7.50%, 06/15/2030
(g)
$ 105 $ 101
Comstock Resources Inc
5.88%, 01/15/2030
(g)
430 404
Continental Resources Inc /OK
3.80%, 06/01/2024 1,278 1,264
CrownRock LP / CrownRock Finance Inc
5.63%, 10/15/2025
(g)
265 265
Ecopetrol SA
6.88%, 04/29/2030 405 386
Leviathan Bond Ltd
5.75%, 06/30/2023
(g)
375 377
MEG Energy Corp
7.13%, 02/01/2027
(g)
755 782
Mesquite Energy Corp - Escrow
0.00%, 02/15/2023
(d)
115 2
Nabors Industries Inc
9.00%, 02/01/2025
(g)
170 170
Occidental Petroleum Corp
5.55%, 03/15/2026 235 241
5.88%, 09/01/2025 1,010 1,029
6.13%, 01/01/2031 270 289
6.63%, 09/01/2030 110 122
Petrobras Global Finance BV
5.50%, 06/10/2051
(l)
550 455
Petroleos Mexicanos
6.70%, 02/16/2032 1,303 1,044
Petronas Capital Ltd
3.50%, 04/21/2030
(g)
200 194
Qatar Energy
2.25%, 07/12/2031
(g)
275 244
Saudi Arabian Oil Co
3.25%, 11/24/2050
(g)
300 235
Sinopec Group Overseas Development 2017 Ltd
2.50%, 09/13/2022
(g)
500 500
Tengizchevroil Finance Co International Ltd
4.00%, 08/15/2026
(g)
275 231
Tullow Oil PLC
10.25%, 05/15/2026
(g)
200 187
Valero Energy Corp
2.85%, 04/15/2025 294 286
$ 11,358
Oil & Gas Services - 0.13%
Archrock Partners LP / Archrock Partners Finance
Corp
6.25%, 04/01/2028
(g)
955 864
Other Asset Backed Securities - 0.77%
Chase Funding Trust Series 2003-5
2.86%, 07/25/2033 612 571
1.00 x 1 Month USD LIBOR + 0.60%
Chase Funding Trust Series 2004-1
2.72%, 12/25/2033 17 16
1.00 x 1 Month USD LIBOR + 0.46%
Dell Equipment Finance Trust 2021-1
0.33%, 05/22/2026
(g)
916 910
DLLST 2022-1 LLC
2.79%, 01/22/2024
(g)
1,765 1,749
Specialty Underwriting & Residential Finance
Trust Series 2004-BC1
3.02%, 02/25/2035 238 228
1.00 x 1 Month USD LIBOR + 0.77%
Verizon Owner Trust 2020-B
0.47%, 02/20/2025 1,485 1,462
$ 4,936

Schedule of Investments
Core Plus Bond Fund
July 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Packaging & Containers - 0 .41%
Ardagh Packaging Finance PLC / Ardagh
Holdings USA Inc
4.13%, 08/15/2026
(g)
$ 390 $ 345
Canpack SA / Canpack US LLC
3.13%, 11/01/2025
(g)
405 363
Clydesdale Acquisition Holdings Inc
6.63%, 04/15/2029
(g)
225 227
8.75%, 04/15/2030
(g)
160 153
Crown Cork & Seal Co Inc
7.38%, 12/15/2026 885 956
Graphic Packaging International LLC
4.13%, 08/15/2024 325 323
LABL Inc
6.75%, 07/15/2026
(g)
185 179
Sealed Air Corp
5.50%, 09/15/2025
(g)
105 107
$ 2,653
Pharmaceuticals - 0.96%
180 Medical Inc
3.88%, 10/15/2029
(g)
245 223
AbbVie Inc
2.60%, 11/21/2024 550 539
4.05%, 11/21/2039 1,000 947
BellRing Brands Inc
7.00%, 03/15/2030
(g)
445 431
Bristol-Myers Squibb Co
4.13%, 06/15/2039 415 412
Cigna Corp
4.90%, 12/15/2048 165 166
CVS Health Corp
4.30%, 03/25/2028 98 100
4.88%, 07/20/2035 570 590
5.05%, 03/25/2048 460 467
Jazz Securities DAC
4.38%, 01/15/2029
(g)
285 274
Viatris Inc
1.65%, 06/22/2025 175 160
Zoetis Inc
3.00%, 09/12/2027 860 829
4.45%, 08/20/2048 1,035 1,010
$ 6,148
Pipelines - 2.34%
Antero Midstream Partners LP / Antero
Midstream Finance Corp
5.38%, 06/15/2029
(g)
550 537
5.75%, 03/01/2027
(g)
415 413
CNX Midstream Partners LP
4.75%, 04/15/2030
(g)
670 578
Crestwood Midstream Partners LP / Crestwood
Midstream Finance Corp
5.63%, 05/01/2027
(g)
960 922
Energy Transfer LP
3.75%, 05/15/2030 840 780
4.50%, 04/15/2024 1,325 1,329
5.15%, 03/15/2045 1,625 1,441
Enterprise Products Operating LLC
4.20%, 01/31/2050 515 454
EQM Midstream Partners LP
6.00%, 07/01/2025
(g)
89 88
7.50%, 06/01/2027
(g)
155 158
Galaxy Pipeline Assets Bidco Ltd
1.75%, 09/30/2027
(g)
312 295
2.16%, 03/31/2034
(g)
288 251
Hess Midstream Operations LP
4.25%, 02/15/2030
(g)
795 708
5.63%, 02/15/2026
(g)
345 344
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Kinder Morgan Inc
1.75%, 11/15/2026 $ 1,235 $ 1,118
Kinetik Holdings LP
5.88%, 06/15/2030
(g)
665 676
NuStar Logistics LP
5.75%, 10/01/2025 150 146
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028 465 454
5.00%, 03/15/2027 275 280
5.75%, 05/15/2024 1,225 1,250
Targa Resources Partners LP / Targa Resources
Partners Finance Corp
4.88%, 02/01/2031 1,470 1,382
Western Midstream Operating LP
4.55%, 02/01/2030 185 173
Williams Cos Inc /The
4.55%, 06/24/2024 1,225 1,237
$ 15,014
REITs - 1.49%
American Campus Communities Operating
Partnership LP
3.30%, 07/15/2026 890 883
American Tower Corp
1.30%, 09/15/2025 445 407
Cibanco SA Ibm / PLA Administradora Industrial
S de RL de CV
4.96%, 07/18/2029
(g)
500 446
HAT Holdings I LLC / HAT Holdings II LLC
3.38%, 06/15/2026
(g)
720 634
3.75%, 09/15/2030
(g)
403 309
Invitation Homes Operating Partnership LP
2.00%, 08/15/2031 1,425 1,118
2.30%, 11/15/2028 1,440 1,236
Kimco Realty Corp
3.20%, 04/01/2032 515 463
Ladder Capital Finance Holdings LLLP / Ladder
Capital Finance Corp
4.75%, 06/15/2029
(g)
833 711
Mid-America Apartments LP
2.88%, 09/15/2051 646 463
Park Intermediate Holdings LLC / PK Domestic
Property LLC / PK Finance Co-Issuer
4.88%, 05/15/2029
(g)
125 115
5.88%, 10/01/2028
(g)
50 49
7.50%, 06/01/2025
(g)
105 108
VICI Properties LP / VICI Note Co Inc
3.50%, 02/15/2025
(g)
230 218
4.13%, 08/15/2030
(g)
2,145 1,958
XHR LP
4.88%, 06/01/2029
(g)
511 461
$ 9,579
Retail - 0.43%
Bath & Body Works Inc
5.25%, 02/01/2028 220 207
6.63%, 10/01/2030
(g)
330 315
9.38%, 07/01/2025
(g)
357 373
Fertitta Entertainment LLC / Fertitta
Entertainment Finance Co Inc
4.63%, 01/15/2029
(g)
630 587
IRB Holding Corp
7.00%, 06/15/2025
(g)
25 26
LSF9 Atlantis Holdings LLC / Victra Finance
Corp
7.75%, 02/15/2026
(g)
735 665

Schedule of Investments
Core Plus Bond Fund
July 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
Patrick Industries Inc
4.75%, 05/01/2029
(g)
$ 290 $ 226
7.50%, 10/15/2027
(g)
410 380
$ 2,779
Semiconductors - 0.61%
Broadcom Inc
3.14%, 11/15/2035
(g)
75 60
3.42%, 04/15/2033
(g)
1,905 1,643
KLA Corp
3.30%, 03/01/2050 1,080 902
NVIDIA Corp
3.50%, 04/01/2050 435 389
NXP BV / NXP Funding LLC / NXP USA Inc
2.70%, 05/01/2025 135 130
3.15%, 05/01/2027 140 133
Skyworks Solutions Inc
1.80%, 06/01/2026 235 213
TSMC Arizona Corp
2.50%, 10/25/2031 530 465
$ 3,935
Software - 1.67%
Fidelity National Information Services Inc
4.50%, 07/15/2025 1,000 1,015
Fiserv Inc
3.20%, 07/01/2026 1,000 974
4.40%, 07/01/2049 925 831
Open Text Corp
3.88%, 02/15/2028
(g)
265 244
3.88%, 12/01/2029
(g)
1,320 1,188
Open Text Holdings Inc
4.13%, 02/15/2030
(g)
850 785
Oracle Corp
2.50%, 04/01/2025 270 261
2.80%, 04/01/2027 525 494
3.95%, 03/25/2051 670 519
Salesforce Inc
3.70%, 04/11/2028 505 517
Take-Two Interactive Software Inc
3.55%, 04/14/2025 955 947
4.00%, 04/14/2032 410 400
VMware Inc
1.40%, 08/15/2026 1,500 1,351
1.80%, 08/15/2028 1,360 1,162
$ 10,688
Sovereign - 1.18%
Brazilian Government International Bond
3.88%, 06/12/2030 645 580
CoBank ACB
6.25%, 10/01/2026
(f),(h)
670 646
3 Month USD LIBOR + 4.66%
Colombia Government International Bond
3.13%, 04/15/2031 700 552
Dominican Republic International Bond
4.88%, 09/23/2032
(g)
550 463
Egypt Government International Bond
5.80%, 09/30/2027
(g)
800 539
Indonesia Government International Bond
2.85%, 02/14/2030 650 598
Jamaica Government International Bond
7.88%, 07/28/2045 300 332
Mexico Government International Bond
4.75%, 03/08/2044 570 496
Nigeria Government International Bond
7.38%, 09/28/2033
(g)
500 331
Oman Government International Bond
6.25%, 01/25/2031
(g)
270 269
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Panama Government International Bond
4.50%, 01/19/2063 $ 200 $ 158
Peruvian Government International Bond
2.78%, 12/01/2060 350 237
Philippine Government International Bond
3.75%, 01/14/2029 300 301
Qatar Government International Bond
4.63%, 06/02/2046 500 527
Saudi Government International Bond
4.50%, 10/26/2046 800 772
Turkey Government International Bond
6.13%, 10/24/2028 650 516
UAE International Government Bond
3.25%, 10/19/2061
(g)
350 289
$ 7,606
Telecommunications - 2.18%
America Movil SAB de CV
5.38%, 04/04/2032
(g)
1,025 972
AT&T Inc
2.75%, 06/01/2031 315 283
3.50%, 09/15/2053 2,668 2,109
Axtel SAB de CV
6.38%, 11/14/2024 325 224
CT Trust
5.13%, 02/03/2032
(g)
550 492
DKT Finance ApS
9.38%, 06/17/2023
(g)
200 190
Empresa Nacional de Telecomunicaciones SA
3.05%, 09/14/2032
(g)
400 325
Maxar Technologies Inc
7.75%, 06/15/2027
(g)
500 512
Millicom International Cellular SA
4.50%, 04/27/2031
(g)
250 204
Sprint Communications LLC
6.00%, 11/15/2022 150 151
Sprint Corp
7.63%, 03/01/2026 292 318
7.88%, 09/15/2023 185 192
Telecom Italia Capital SA
6.38%, 11/15/2033 85 71
Telecom Italia SpA /Milano
5.30%, 05/30/2024
(g)
235 228
T-Mobile USA Inc
2.40%, 03/15/2029 910 811
2.63%, 04/15/2026 310 292
3.50%, 04/15/2025 715 707
3.50%, 04/15/2031 1,800 1,664
Verizon Communications Inc
2.88%, 11/20/2050 220 163
3.55%, 03/22/2051 2,435 2,042
4.27%, 01/15/2036 934 921
Viavi Solutions Inc
3.75%, 10/01/2029
(g)
835 736
VTR Comunicaciones SpA
5.13%, 01/15/2028
(g)
536 391
$ 13,998
Transportation - 0.23%
Burlington Northern Santa Fe LLC
4.45%, 01/15/2053 185 189
Eletson Holdings Inc / Eletson Finance US LLC /
Agathonissos Finance LLC
0.00%, 01/15/2022
(d),(e)
1,749 9
Lima Metro Line 2 Finance Ltd
5.88%, 07/05/2034 384 379
Navios South American Logistics Inc / Navios
Logistics Finance US Inc
10.75%, 07/01/2025
(g)
120 113

Schedule of Investments
Core Plus Bond Fund
July 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Transportation (continued)
Union Pacific Corp
3.50%, 02/14/2053 $ 880 $ 759
$ 1,449
TOTAL BONDS $ 332,152
SENIOR FLOATING RATE INTERESTS
- 0.97%
Principal
Amount (000's) Value (000's)
Airlines - 0.14%
AAdvantage Loyalty IP Ltd
7.46%, 04/20/2028
(n)
$ 560 $ 551
1 Month USD LIBOR + 4.75%
United Airlines Inc
6.53%, 04/14/2028
(n)
377 362
1 Month USD LIBOR + 3.75%
$ 913
Commercial Services - 0.07%
Garda World Security Corp
6.47%, 10/30/2026
(n)
464 438
1 Month USD LIBOR + 4.25%
Computers - 0.04%
Virtusa Corp
5.42%, 02/11/2028
(n)
269 259
1 Month USD LIBOR + 3.75%
Consumer Products - 0.06%
Kronos Acquisition Holdings Inc
5.42%, 12/22/2026
(n)
417 389
1 Month USD LIBOR + 3.75%
Diversified Financial Services - 0.10%
Russell Investments US Institutional Holdco Inc
4.74%, 05/30/2025
(n)
657 617
1 Month USD LIBOR + 3.50%
Entertainment - 0.02%
Lions Gate Capital Holdings LLC
3.92%, 03/24/2025
(n)
121 117
3 Month USD LIBOR + 2.00%
Environmental Control - 0.02%
Madison IAQ LLC
4.52%, 06/21/2028
(n)
149 141
1 Month USD LIBOR + 3.25%
Insurance - 0.04%
Asurion LLC
4.79%, 11/03/2023
(n)
256 251
1 Month USD LIBOR + 7.25%
Lodging - 0.04%
Fertitta Entertainment LLC/NV
5.53%, 01/13/2029
(n)
256 243
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Media - 0.11%
CSC Holdings LLC
4.50%, 04/15/2027
(n)
189 180
1 Month USD LIBOR + 2.50%
Directv Financing LLC
6.67%, 08/02/2027
(n)
557 524
1 Month USD LIBOR + 5.00%
$ 704
Oil & Gas - 0.01%
Ascent Resources Utica Holdings LLC
11.46%, 11/01/2025
(n)
47 49
1 Month USD LIBOR + 9.00%
Packaging & Containers - 0.07%
Valcour Packaging LLC
5.22%, 09/30/2028
(n)
508 476
1 Month USD LIBOR + 3.75%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals - 0.13%
Bausch Health Cos Inc
7.17%, 01/27/2027
(n)
$ 700 $ 587
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
Jazz Financing Lux Sarl
5.17%, 05/05/2028
(n)
268 262
1 Month USD LIBOR + 3.50%
$ 849
Retail - 0.09%
IRB Holding Corp
4.42%, 02/05/2025
(n)
609 593
1 Month USD LIBOR + 2.75%
Telecommunications - 0.03%
Level 3 Financing Inc
3.37%, 03/01/2027
(n)
195 188
1 Month USD LIBOR + 1.75%
TOTAL SENIOR FLOATING RATE INTERESTS $ 6,227
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 53.72%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 1.63%
2.49%, 01/01/2034 $ 34 $ 34
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.37%
3.00%, 01/01/2043 1,433 1,411
3.00%, 02/01/2043 698 688
3.00%, 03/01/2043 291 286
4.00%, 02/01/2046 3,383 3,476
4.50%, 04/01/2031 324 334
4.50%, 04/01/2041 1,964 2,045
5.00%, 06/01/2031 228 237
5.50%, 08/01/2023 8 8
5.50%, 05/01/2033 25 27
5.50%, 10/01/2033 34 35
5.50%, 12/01/2033 433 458
5.50%, 11/01/2036 349 369
5.50%, 04/01/2038 66 69
5.50%, 08/01/2038 182 195
6.00%, 07/01/2023 10 11
6.00%, 06/01/2028 1 1
6.00%, 12/01/2031 11 12
6.00%, 12/01/2032 11 12
6.00%, 02/01/2033 82 86
6.00%, 12/01/2033 20 21
6.00%, 10/01/2036 84 92
6.00%, 07/01/2038 379 401
6.50%, 03/01/2029 2 2
6.50%, 05/01/2029 3 3
6.50%, 04/01/2031 2 2
6.50%, 09/01/2031 1 1
6.50%, 02/01/2032 1 1
6.50%, 05/01/2032 4 4
6.50%, 04/01/2035 41 46
6.50%, 10/01/2035 28 30
7.00%, 12/01/2029 2 2
7.00%, 06/01/2030 8 9
7.50%, 09/01/2030 1 1
7.50%, 01/01/2031 4 4
7.50%, 03/01/2031 1 1
7.50%, 02/01/2032 2 2
8.00%, 09/01/2030 37 38
$ 10,454
Federal National Mortgage Association (FNMA) - 0.25%
1.72%, 10/01/2034 21 20
1.00 x 6 Month USD LIBOR + 1.08%
1.98%, 02/01/2036 4 3
1.00 x 12 Month USD LIBOR + 1.61%
1.99%, 08/01/2035 64 64
1.00 x 12 Month USD LIBOR + 1.74%

Schedule of Investments
Core Plus Bond Fund
July 31, 2022 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA) (continued)
2.04%, 04/01/2036 $ 16 $ 16
1.00 x 12 Month USD LIBOR + 1.54%
2.26%, 01/01/2033 37 36
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.14%
2.84%, 04/01/2033 59 59
1.00 x 6 Month USD LIBOR + 2.26%
2.86%, 07/01/2033 274 282
1.00 x 12 Month USD LIBOR + 1.56%
5.00%, 07/01/2044 1,111 1,166
$ 1,646
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 23.15%
1.50%, 12/01/2036 5,794 5,379
2.00%, 12/01/2035 1,699 1,619
2.00%, 08/01/2037
(o)
3,500 3,329
2.00%, 01/01/2051 4,961 4,516
2.00%, 02/01/2051 10,063 9,140
2.00%, 03/01/2051 4,419 4,019
2.00%, 03/01/2051 5,713 5,178
2.00%, 11/01/2051 4,802 4,337
2.00%, 12/01/2051 1,608 1,459
2.00%, 12/01/2051 4,808 4,335
2.00%, 04/01/2052 5,986 5,393
2.00%, 05/01/2052 3,487 3,159
2.00%, 08/01/2052
(o)
2,300 2,068
2.50%, 04/01/2028 933 920
2.50%, 06/01/2028 61 61
2.50%, 09/01/2029 226 223
2.50%, 06/01/2035 390 380
2.50%, 08/01/2035 1,904 1,863
2.50%, 05/01/2036 398 387
2.50%, 08/01/2037
(o)
4,000 3,892
2.50%, 08/01/2050 3,270 3,068
2.50%, 07/01/2051 3,660 3,438
2.50%, 09/01/2051 4,651 4,371
2.50%, 09/01/2051 4,408 4,142
2.50%, 01/01/2052 2,275 2,141
2.50%, 02/01/2052 1,950 1,828
2.50%, 04/01/2052 1,964 1,837
2.50%, 08/01/2052
(o)
10,925 10,179
3.00%, 10/01/2029 45 45
3.00%, 09/01/2032 87 88
3.00%, 08/01/2037
(o)
6,100 6,056
3.00%, 12/01/2040 124 122
3.00%, 04/01/2043 237 234
3.00%, 05/01/2043 435 428
3.00%, 08/01/2043 1,486 1,463
3.00%, 03/01/2048 2,367 2,311
3.00%, 12/01/2048 68 66
3.00%, 07/01/2050 2,602 2,534
3.00%, 11/01/2050 901 882
3.00%, 07/01/2051 5,929 5,727
3.00%, 04/01/2052 3,654 3,549
3.50%, 02/01/2033 16 17
3.50%, 05/01/2034 912 930
3.50%, 01/01/2041 90 91
3.50%, 01/01/2044 759 770
3.50%, 11/01/2044 1,546 1,558
3.50%, 04/01/2047 96 97
3.50%, 10/01/2047 39 39
3.50%, 11/01/2047 2,558 2,573
3.50%, 03/01/2048 21 22
3.50%, 08/01/2052
(o)
12,000 11,875
4.00%, 02/01/2031 117 121
4.00%, 03/01/2034 341 355
4.00%, 05/01/2047 2,935 2,999
4.00%, 06/01/2048 7 7
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
4.00%, 08/01/2052
(o)
$ 5,200 $ 5,226
4.50%, 04/01/2024 114 117
4.50%, 06/01/2044 387 403
4.50%, 08/01/2052
(o)
3,000 3,052
5.00%, 06/01/2048 754 793
5.50%, 02/01/2023 1 1
5.50%, 07/01/2033 47 50
5.50%, 09/01/2033 78 84
5.50%, 05/01/2040 89 93
6.00%, 02/01/2038 63 66
6.00%, 05/01/2038 29 31
6.00%, 08/01/2038 136 143
6.00%, 08/01/2038 63 66
6.50%, 12/01/2031 2 2
6.50%, 02/01/2032 1 1
6.50%, 04/01/2032 2 2
6.50%, 08/01/2032 4 4
6.50%, 07/01/2037 62 65
6.50%, 07/01/2037 164 177
6.50%, 12/01/2037 120 132
6.50%, 02/01/2038 213 229
6.50%, 09/01/2038 208 230
7.00%, 03/01/2032 13 14
7.50%, 08/01/2032 4 4
$ 148,605
Government National Mortgage Association (GNMA) - 6.81%
2.00%, 08/20/2050 1,763 1,630
2.00%, 02/20/2051 5,705 5,269
2.00%, 07/20/2051 4,508 4,158
2.50%, 06/20/2050 2,349 2,247
2.50%, 05/20/2051 2,611 2,485
2.50%, 08/01/2052
(o)
7,800 7,387
3.00%, 06/20/2043 1,184 1,172
3.00%, 01/20/2045 443 438
3.00%, 06/20/2046 218 216
3.00%, 07/20/2046 936 927
3.00%, 11/20/2046 1,459 1,444
3.00%, 08/01/2052
(o)
4,000 3,895
3.50%, 03/15/2042 585 596
3.50%, 04/15/2042 519 530
3.50%, 09/20/2044 55 55
3.50%, 09/20/2047 787 788
3.50%, 06/20/2048 945 950
3.50%, 08/01/2052
(o)
3,000 2,986
4.00%, 01/20/2048 1,987 2,073
4.00%, 08/01/2052
(o)
400 404
4.50%, 06/20/2025 531 543
4.50%, 09/15/2039 191 201
4.50%, 03/15/2040 827 868
5.00%, 11/15/2033 777 823
5.00%, 06/15/2034 12 12
5.00%, 10/20/2039 55 59
5.00%, 07/20/2040 99 102
5.00%, 02/15/2042 554 586
5.50%, 10/15/2033 359 389
5.50%, 05/20/2035 29 32
5.50%, 02/15/2038 274 298
6.00%, 07/20/2028 11 12
6.00%, 11/20/2028 11 11
6.00%, 01/20/2029 11 12
6.00%, 07/20/2029 3 3
6.00%, 08/15/2031 14 15
6.00%, 01/15/2032 1 1
6.00%, 02/15/2032 7 7
6.00%, 02/15/2033 18 19
6.00%, 12/15/2033 12 13
6.50%, 03/20/2028 2 2

Schedule of Investments
Core Plus Bond Fund
July 31, 2022 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
6.50%, 05/20/2029 $ 2 $ 2
6.50%, 10/15/2032 6 7
6.50%, 12/15/2032 34 36
7.00%, 06/15/2031 5 5
7.00%, 06/15/2032 22 23
8.00%, 01/20/2031 2 2
$ 43,733
U.S. Treasury - 16.19%
0.50%, 06/30/2027
(p)
6,500 5,838
1.25%, 08/15/2031 11,250 9,988
1.38%, 11/15/2031 8,250 7,381
1.63%, 08/15/2029 1,800 1,680
1.75%, 08/15/2041 2,430 1,899
1.88%, 11/15/2051 1,300 1,000
2.00%, 10/31/2022
(p)
15,500 15,488
2.00%, 08/15/2051 13,000 10,301
2.25%, 11/15/2027 7,000 6,828
2.25%, 02/15/2052 7,300 6,156
2.38%, 05/15/2027 10,000 9,837
3.00%, 11/15/2045 4,350 4,132
3.13%, 05/15/2048 9,915 9,798
3.88%, 08/15/2040
(q)
12,220 13,599
$ 103,925
U.S. Treasury Bill - 5.69%
1.02%, 08/25/2022
(r)
14,495 14,475
1.44%, 10/20/2022
(r)
8,000 7,959
2.40%, 10/27/2022
(r)
14,200 14,120
$ 36,554
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 344,917
Total Investments $ 707,278
Other Assets and Liabilities -  (10.17)% (65,269)
TOTAL NET ASSETS - 100.00% $ 642,009
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $2,405 or
0.37% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(f) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(g) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $112,025 or 17.45% of net assets.
(h) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
( i ) Security is a contingent convertible security, (" CoCo "). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $1,637 or 0.25% of net assets.
(j) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(k) Security is an Interest Only Strip.
(l) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $2,332 or 0.36% of net assets.
(m) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(n) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(o) Security was purchased in a "to-be-announced" ("TBA") transaction.
(p) Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $5,131 or 0.80% of net assets.
(q) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $1,018 or 0.16% of net assets.
(r) Rate shown is the discount rate of the original purchase.
Portfolio Summary  (unaudited)
Sector Percent
Mortgage Securities 35.16%
Government 23.62%
Financial 13.71%
Consumer, Non-cyclical 6.36%
Consumer, Cyclical 5.42%
Communications 4.41%
Energy 4.29%
Asset Backed Securities 3.63%
Industrial 3.60%
Money Market Funds 3.16%
Technology 2.78%
Utilities 2.37%
Basic Materials 1.66%
Other Assets and Liabilities
(10.17)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales July 31, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 1.14% $ 39,928 $ 436,349 $ 458,427 $ 17,850
$ 39,928 $ 436,349 $ 458,427 $ 17,850
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 1.14% $ 59 $ — $ — $ —
$ 59 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Core Plus Bond Fund
July 31, 2022 (unaudited)
See accompanying notes.

Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Note; September 2022 Short 2 $ 242 $ (2)
US 10 Year Ultra Note; September 2022 Short 15 1,969 (46)
US 2 Year Note; September 2022 Short 17 3,578 13
US 5 Year Note; September 2022 Long 236 26,840 256
US Long Bond; September 2022 Long 14 2,016 89
Total $ 310
Amounts in thousands except contracts.
Exchange Cleared Credit Default Swaps
Buy Protection
Reference Entity
Implied Credit
Spread as of
July 31, 2022
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation) Fair Value
CDX.EM.37 N/A (1.00)% Quarterly 06/22/2027 $ 23,600 $ 1,668 $ 560 $ 2,228
CDX.NA.HY.38 N/A (5.00)% Quarterly 06/20/2027 53,163 292 (944) (652)
Total $ 1,960 $ (384) $ 1,576
Amounts in thousands.
(a) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.
Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments
Diversified Income Fund
July 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 5.05% Shares Held Value (000's)
Exchange-Traded Funds - 0.24%
Invesco Preferred ETF 62,362 $ 814
iShares iBoxx $ Investment Grade Corporate
Bond ETF
55,000 6,304
SPDR Bloomberg High Yield Bond ETF 15,000 1,446
$ 8,564
Money Market Funds - 4.81%
BlackRock Liquidity FedFund - Institutional
Class 1.88%
(a),(b)
8,855,434 8,856
Principal Government Money Market Fund -
Institutional Class 1.14%
(a),(b),(c)
163,841,162 163,840
$ 172,696
TOTAL INVESTMENT COMPANIES $ 181,260
COMMON STOCKS - 2.14% Shares Held Value (000's)
Commercial Services - 0.01%
Cengage Learning Holdings II Inc
(d)
34,465 $ 474
Distribution & Wholesale - 0.75%
ATD New Holdings Inc
(d)
385,347 26,974
Home Furnishings - 0.00%
Targus Group International Inc
(d),(e)
75,880 4
Iron & Steel - 0.40%
Specialty Steel Holdings, Inc.
(d),(e),(f)
87 14,306
Mining - 0.73%
Arctic Canadian Diamond Co Ltd
(d),(e)
6,589 1,344
Real Alloy Holding Inc
(d),(e)
362 24,741
$ 26,085
Miscellaneous Manufacturers - 0.23%
Utex Industries
(d),(e)
120,675 8,085
Utex Industries - Warrants
(d)
53,725 —
$ 8,085
Oil & Gas - 0.00%
SandRidge Energy Inc
(d)
286 5
SandRidge Energy Inc - Warrants
(d)
104 —
SandRidge Energy Inc - Warrants
(d)
248 —
$ 5
Software - 0.02%
Skillsoft Corp
(d),(g)
230,831 887
TOTAL COMMON STOCKS $ 76,820
PREFERRED STOCKS - 1.29% Shares Held Value (000's)
Banks - 0.41%
AgriBank FCB 6.88%, 01/01/2024
(h)
33,000 $ 3,358
3 Month USD LIBOR + 4.23%
Fifth Third Bancorp 6.63%, 12/31/2023
(h)
37,462 990
3 Month USD LIBOR + 3.71%
KeyCorp 6.13%, 12/15/2026
(h)
33,040 881
3 Month USD LIBOR + 3.89%
M&T Bank Corp 5.63%, 12/15/2026
(h)
18,411 482
3 Month USD LIBOR + 4.02%
Morgan Stanley 0.00%, 12/31/2049
(d),(h),(i)
40,000 1,042
Morgan Stanley 5.85%, 04/15/2027
(h)
60,000 1,541
3 Month USD LIBOR + 3.49%
Northern Trust Corp 4.70%, 01/01/2025
(h)
6,727 161
PNC Financial Services Group Inc/The 6.85%,
11/01/2022
(h)
16,086 406
3 Month USD LIBOR + 4.07%
Regions Financial Corp 5.70%, 05/15/2029
(h)
37,100 933
3 Month USD LIBOR + 3.15%
State Street Corp 5.90%, 03/15/2024
(h)
63,900 1,645
3 Month USD LIBOR + 3.11%
Synovus Financial Corp 5.88%, 07/01/2024
(h)
6,591 169
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.13%
Valley National Bancorp 6.25%, 06/30/2025
(h)
119,724 3,119
3 Month USD LIBOR + 3.85%
Wells Fargo & Co 5.63%, 09/15/2022
(h)
1,057 26
$ 14,753
PREFERRED STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services - 0.00%
Affiliated Managers Group Inc 5.88%,
03/30/2059
5,000 $ 126
Capital One Financial Corp 4.80%, 06/01/2025
(h)
2,200 46
$ 172
Electric - 0.34%
Alabama Power Co 5.00%, 10/01/2022
(h)
59,773 1,500
Algonquin Power & Utilities Corp 6.20%,
07/01/2079
50,000 1,276
3 Month USD LIBOR + 4.01%
CMS Energy Corp 5.88%, 03/01/2079 188,623 4,791
DTE Energy Co 5.25%, 12/01/2077 35,000 876
Duke Energy Corp 5.75%, 06/15/2024
(h)
6,332 168
Entergy Arkansas LLC 4.88%, 09/01/2066 2,360 59
NextEra Energy Capital Holdings Inc 5.65%,
03/01/2079
107,104 2,742
Southern Co/The 5.25%, 12/01/2077 30,863 786
$ 12,198
Food - 0.03%
Dairy Farmers of America Inc 7.88%,
12/01/2025
(h),(j)
10,000 991
Insurance - 0.06%
Voya Financial Inc 5.35%, 09/15/2029
(h)
83,915 2,070
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.21%
Pipelines - 0.03%
Enbridge Inc 6.38%, 04/15/2078 37,405 955
3 Month USD LIBOR + 3.59%
REITs - 0.26%
Kimco Realty Corp 5.25%, 12/20/2022
(h)
6,409 161
Prologis Inc 8.54%, 11/13/2026
(h)
78,844 4,770
Public Storage 4.00%, 06/16/2026
(h)
80,000 1,598
Public Storage 5.60%, 03/11/2024
(h)
38,030 1,011
Vornado Realty Trust 5.25%, 11/24/2025
(h)
80,000 1,833
$ 9,373
Savings & Loans - 0.00%
New York Community Bancorp Inc 6.38%,
03/17/2027
(h)
1,363 36
3 Month USD LIBOR + 3.82%
Washington Federal Inc 4.88%, 04/15/2026
(h)
382 8
$ 44
Sovereign - 0.16%
CoBank ACB 6.20%, 01/01/2025
(h)
7,000 717
3 Month USD LIBOR + 3.74%
CoBank ACB 6.25%, 10/01/2022
(h)
51,000 5,113
3 Month USD LIBOR + 4.56%
$ 5,830
TOTAL PREFERRED STOCKS $ 46,386
BONDS - 75.46%
Principal
Amount (000's) Value (000's)
Advertising - 0.32%
Clear Channel Outdoor Holdings Inc
7.50%, 06/01/2029
(j)
$ 3,285 $ 2,644
7.75%, 04/15/2028
(j)
1,990 1,601
Outfront Media Capital LLC / Outfront Media
Capital Corp
4.25%, 01/15/2029
(j)
1,350 1,154
4.63%, 03/15/2030
(j)
1,650 1,394
5.00%, 08/15/2027
(j)
4,225 3,991
6.25%, 06/15/2025
(j)
600 594
$ 11,378
Aerospace & Defense - 0.68%
Boeing Co/The
2.20%, 02/04/2026 4,200 3,911
5.81%, 05/01/2050 350 348
Bombardier Inc
7.13%, 06/15/2026
(j)
2,200 2,043

Schedule of Investments
Diversified Income Fund
July 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Aerospace & Defense (continued)
General Dynamics Corp
4.25%, 04/01/2040 $ 2,200 $ 2,208
Leonardo SpA
4.88%, 03/24/2025 EUR 1,300 1,404
Raytheon Technologies Corp
4.15%, 05/15/2045 $ 1,500 1,396
TransDigm Inc
4.63%, 01/15/2029 1,000 900
5.50%, 11/15/2027 9,850 9,298
7.50%, 03/15/2027 2,450 2,490
TransDigm UK Holdings PLC
6.88%, 05/15/2026 525 524
$ 24,522
Agriculture - 0.15%
Altria Group Inc
3.13%, 06/15/2031 EUR 500 477
5.80%, 02/14/2039 $ 1,450 1,372
BAT International Finance PLC
1.25%, 03/13/2027 EUR 2,600 2,434
Philip Morris International Inc
6.38%, 05/16/2038 $ 600 646
Viterra Finance BV
3.20%, 04/21/2031
(j)
360 296
$ 5,225
Airlines - 0.26%
Air Canada
3.88%, 08/15/2026
(j)
4,275 3,933
American Airlines Inc/AAdvantage Loyalty IP
Ltd
5.75%, 04/20/2029
(j)
1,250 1,197
British Airways 2021-1 Class A Pass Through
Trust
2.90%, 09/15/2036
(j)
998 879
Deutsche Lufthansa AG
3.75%, 02/11/2028 EUR 1,500 1,324
Hawaiian Brand Intellectual Property Ltd /
HawaiianMiles Loyalty Ltd
5.75%, 01/20/2026
(j)
$ 1,950 1,896
United Airlines Inc
4.38%, 04/15/2026
(j)
100 96
$ 9,325
Apparel - 0.01%
Levi Strauss & Co
3.38%, 03/15/2027 EUR 200 197
Automobile Manufacturers - 0.82%
BMW US Capital LLC
3.90%, 04/09/2025
(j)
$ 1,487 1,500
Daimler Trucks Finance North America LLC
2.50%, 12/14/2031
(j)
480 404
Ford Motor Co
9.00%, 04/22/2025 400 443
Ford Motor Credit Co LLC
2.90%, 02/16/2028 1,950 1,692
3.82%, 11/02/2027 500 458
4.00%, 11/13/2030 7,825 6,916
4.13%, 08/17/2027 3,740 3,548
5.11%, 05/03/2029 925 899
General Motors Co
5.40%, 10/15/2029
(i)
1,192 1,192
General Motors Financial Co Inc
2.40%, 04/10/2028 3,000 2,602
2.70%, 06/10/2031 937 767
2.75%, 06/20/2025 1,675 1,602
Mercedes-Benz Group AG
0.75%, 03/11/2033 EUR 1,200 1,047
Renault SA
1.13%, 10/04/2027 500 406
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Manufacturers (continued)
Stellantis NV
0.75%, 01/18/2029 EUR 500 $ 440
3.38%, 07/07/2023 2,200 2,277
Toyota Motor Credit Corp
1.90%, 04/06/2028 $ 2,125 1,941
Volkswagen Group of America Finance LLC
4.35%, 06/08/2027
(j)
1,416 1,409
$ 29,543
Automobile Parts & Equipment - 0.52%
Aptiv PLC / Aptiv Corp
3.25%, 03/01/2032 1,623 1,433
Cie Generale des Etablissements Michelin SCA
1.75%, 09/03/2030 EUR 1,100 1,100
Dornoch Debt Merger Sub Inc
6.63%, 10/15/2029
(j)
$ 5,530 4,135
Goodyear Tire & Rubber Co/The
5.00%, 05/31/2026
(g)
500 491
Real Hero Merger Sub 2 Inc
6.25%, 02/01/2029
(j)
7,135 5,779
Schaeffler AG
3.38%, 10/12/2028 EUR 1,800 1,626
Wheel Pros Inc
6.50%, 05/15/2029
(j)
$ 3,470 2,517
ZF Finance GmbH
2.75%, 05/25/2027 EUR 1,700 1,502
$ 18,583
Banks - 15.16%
ABN AMRO Bank NV
4.80%, 04/18/2026
(j)
$ 2,800 2,791
Absa Group Ltd
6.38%, 05/27/2026
(h),(k),(l)
1,300 1,180
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.41%
Australia & New Zealand Banking Group Ltd/
United Kingdom
6.75%, 06/15/2026
(h),(j),(k),(l)
2,600 2,652
USD Swap Rate NY 5 Year + 5.17%
Banco Bilbao Vizcaya Argentaria SA
2.58%, 02/22/2029
(k)
EUR 1,700 1,726
EUR Swap Annual (VS 6 Month) 5 Year
+ 2.45%
Banco BPM SpA
1.63%, 02/18/2025 1,000 971
Banco de Sabadell SA
5.38%, 12/12/2028
(k)
1,700 1,733
EUR Swap Annual (VS 6 Month) 5 Year
+ 5.10%
Banco do Brasil SA/Cayman
6.25%, 04/15/2024
(h),(k),(l)
$ 3,550 3,170
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 4.40%
Banco Mercantil del Norte SA/Grand Cayman
6.63%, 01/24/2032
(h),(j),(k),(l)
610 494
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 5.03%
6.75%, 09/27/2024
(h),(k),(l)
2,000 1,880
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%
6.75%, 09/27/2024
(h),(j),(k),(l)
625 587
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%
Banco Santander SA
1.72%, 09/14/2027
(k)
600 530
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.90%
2.13%, 02/08/2028 EUR 1,300 1,275

Schedule of Investments
Diversified Income Fund
July 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Banco Santander SA   (continued)
2.25%, 10/04/2032
(k)
GBP 800 $ 841
Generic Britain 5 Year Government Bond
+ 1.65%
2.71%, 06/27/2024 $ 400 391
3.89%, 05/24/2024 2,000 2,006
4.75%, 11/12/2026
(h),(k),(l)
10,000 8,540
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.75%
Bancolombia SA
4.63%, 12/18/2029
(k),(l)
3,731 3,190
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.94%
Bank Hapoalim BM
3.26%, 01/21/2032
(j),(k),(l)
2,000 1,720
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.16%
Bank Leumi Le-Israel BM
5.13%, 07/27/2027
(j)
340 347
Bank of America Corp
1.49%, 05/19/2024
(k)
1,861 1,826
Secured Overnight Financing Rate + 1.46%
1.78%, 05/04/2027
(k)
EUR 3,700 3,737
3 Month Euro Interbank Offered Rate +
1.20%
2.46%, 10/22/2025
(k)
$ 4,030 3,872
3 Month USD LIBOR + 0.87%
2.68%, 06/19/2041
(k)
1,725 1,304
Secured Overnight Financing Rate + 1.93%
3.31%, 04/22/2042
(k)
1,623 1,339
Secured Overnight Financing Rate + 1.58%
3.38%, 04/02/2026
(k)
1,276 1,246
Secured Overnight Financing Rate + 1.33%
3.85%, 03/08/2037
(k)
2,481 2,243
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
4.08%, 04/23/2040
(k)
1,986 1,808
3 Month USD LIBOR + 1.32%
4.18%, 11/25/2027 2,431 2,424
4.38%, 01/27/2027
(h),(k)
5,300 4,810
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.76%
4.57%, 04/27/2033
(k)
660 664
Secured Overnight Financing Rate + 1.83%
6.11%, 01/29/2037 1,458 1,640
6.13%, 04/27/2027
(h),(k)
7,000 7,035
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.23%
6.30%, 03/10/2026
(h),(k)
12,000 12,458
3 Month USD LIBOR + 4.55%
Bank of Montreal
1.50%, 01/10/2025 1,833 1,745
3.70%, 06/07/2025 1,749 1,751
Bank of New York Mellon Corp/The
3.70%, 03/20/2026
(h),(k)
5,588 5,141
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.35%
4.70%, 09/20/2025
(h),(k)
7,050 7,022
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.36%
Bank of Nova Scotia/The
2.95%, 03/11/2027 1,173 1,129
3.63%, 10/27/2081
(k)
1,500 1,153
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.61%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of Nova Scotia/The   (continued)
4.59%, 05/04/2037
(k)
$ 2,160 $ 2,017
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.05%
BankUnited Inc
4.88%, 11/17/2025 1,639 1,667
Barclays PLC
3.56%, 09/23/2035
(k)
2,381 1,976
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
5.20%, 05/12/2026 1,000 1,007
8.00%, 06/15/2024
(h),(k),(l)
9,500 9,785
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.67%
BNP Paribas SA
1.32%, 01/13/2027
(j),(k)
632 565
Secured Overnight Financing Rate + 1.00%
1.68%, 06/30/2027
(j),(k)
700 626
Secured Overnight Financing Rate + 0.91%
2.59%, 08/12/2035
(j),(k)
2,400 1,916
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.05%
2.87%, 04/19/2032
(j),(k)
2,455 2,075
Secured Overnight Financing Rate + 1.39%
6.63%, 03/25/2024
(h),(j),(k),(l)
400 401
USD Swap Semi-Annual 5 Year + 4.15%
7.38%, 08/19/2025
(h),(j),(k),(l)
8,000 8,318
USD Swap Semi-Annual 5 Year + 5.15%
BPCE SA
3.12%, 10/19/2032
(j),(k)
1,800 1,481
Secured Overnight Financing Rate + 1.73%
3.58%, 10/19/2042
(j),(k)
1,200 896
Secured Overnight Financing Rate + 1.95%
CaixaBank SA
2.25%, 04/17/2030
(k)
EUR 1,400 1,357
EUR Swap Annual (VS 6 Month) 5 Year
+ 1.68%
2.75%, 07/14/2028
(k)
2,200 2,226
EUR Swap Annual (VS 6 Month) 5 Year
+ 2.35%
Canadian Imperial Bank of Commerce
0.95%, 10/23/2025 $ 812 745
3.30%, 04/07/2025 2,376 2,346
3.30%, 05/26/2025 CAD 1,625 1,253
Citigroup Inc
0.50%, 10/08/2027
(k)
EUR 2,800 2,666
3 Month Euro Interbank Offered Rate +
0.96%
0.78%, 10/30/2024
(k)
$ 2,500 2,398
Secured Overnight Financing Rate + 0.69%
1.46%, 06/09/2027
(k)
3,000 2,701
Secured Overnight Financing Rate + 0.77%
2.90%, 11/03/2042
(k)
405 311
Secured Overnight Financing Rate + 1.38%
3.67%, 07/24/2028
(k)
812 786
3 Month USD LIBOR + 1.39%
3.79%, 03/17/2033
(k)
2,500 2,358
Secured Overnight Financing Rate + 1.94%
3.88%, 02/18/2026
(h),(k)
11,500 10,512
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.42%
4.00%, 12/10/2025
(h),(k)
13,000 12,085
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.60%
4.15%, 11/15/2026
(h),(k)
1,500 1,321
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%

Schedule of Investments
Diversified Income Fund
July 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Citigroup Inc   (continued)
4.45%, 09/29/2027 $ 2,561 $ 2,567
5.88%, 02/22/2033 1,540 1,655
Citizens Financial Group Inc
2.64%, 09/30/2032 3,910 3,232
3.25%, 04/30/2030 677 619
5.65%, 10/06/2025
(h),(k)
2,100 2,158
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%
Cooperatieve Rabobank UA
1.00%, 09/24/2026
(j),(k)
4,410 3,977
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.73%
Credit Agricole SA
1.25%, 01/26/2027
(j)
4,054 3,608
Secured Overnight Financing Rate + 1.78%
7.88%, 01/23/2024
(h),(j),(k),(l)
6,000 6,165
USD Swap Semi-Annual 5 Year + 4.90%
8.13%, 12/23/2025
(h),(j),(k),(l)
6,800 7,234
USD Swap Semi-Annual 5 Year + 6.19%
Credit Suisse AG/New York NY
0.52%, 08/09/2023 1,500 1,451
2.95%, 04/09/2025 1,350 1,303
Credit Suisse Group AG
6.25%, 12/18/2024
(h),(j),(k),(l)
3,000 2,871
USD Swap Semi-Annual 5 Year + 3.46%
7.25%, 09/12/2025
(h),(j),(k),(l)
3,000 2,658
USD Swap Rate NY 5 Year + 4.33%
7.50%, 12/11/2023
(h),(k),(l)
3,000 2,945
USD Swap Semi-Annual 5 Year + 4.60%
Danske Bank A/S
0.98%, 09/10/2025
(j),(k)
930 862
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.55%
1.38%, 02/12/2030
(k)
EUR 3,700 3,562
EUR Swap Annual (VS 6 Month) 5 Year
+ 1.70%
3.24%, 12/20/2025
(j),(k)
$ 1,678 1,608
3 Month USD LIBOR + 1.59%
4.38%, 05/18/2026
(h),(k),(l)
3,000 2,581
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.39%
7.00%, 06/26/2025
(h),(k),(l)
2,000 1,931
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.13%
Deutsche Bank AG/New York NY
2.22%, 09/18/2024
(k)
3,700 3,576
Secured Overnight Financing Rate + 2.16%
2.31%, 11/16/2027
(k)
886 770
Secured Overnight Financing Rate + 1.22%
2.55%, 01/07/2028
(k)
1,500 1,317
Secured Overnight Financing Rate + 1.32%
Development Bank of Japan Inc
1.75%, 02/18/2025
(j)
1,920 1,857
DNB Bank ASA
4.88%, 11/12/2024
(h),(k),(l)
5,000 4,836
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.14%
Ecobank Transnational Inc
9.50%, 04/18/2024 1,500 1,425
Fifth Third Bancorp
8.25%, 03/01/2038 400 526
First Horizon Bank
5.75%, 05/01/2030 2,091 2,187
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Goldman Sachs Group Inc/The
1.00%, 03/18/2033 EUR 2,600 $ 2,155
1.54%, 09/10/2027
(k)
$ 1,816 1,625
Secured Overnight Financing Rate + 0.82%
2.38%, 07/21/2032
(k)
1,352 1,141
Secured Overnight Financing Rate + 1.25%
3.21%, 04/22/2042
(k)
1,352 1,089
Secured Overnight Financing Rate + 1.51%
3.50%, 11/16/2026 1,891 1,852
4.22%, 05/01/2029
(k)
1,325 1,310
3 Month USD LIBOR + 1.30%
4.95%, 02/10/2025
(h),(k)
13,020 12,447
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%
5.15%, 05/22/2045 1,050 1,050
5.50%, 08/10/2024
(g),(h),(k)
1,000 994
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.62%
6.75%, 10/01/2037 3,298 3,855
HSBC Capital Funding Dollar 1 LP
10.18%, 06/30/2030
(h),(k)
5,300 7,143
3 Month USD LIBOR + 4.98%
HSBC Holdings PLC
1.59%, 05/24/2027
(k)
868 774
Secured Overnight Financing Rate + 1.29%
2.25%, 11/22/2027
(k)
3,897 3,518
Secured Overnight Financing Rate + 1.10%
3.13%, 06/07/2028 EUR 1,100 1,146
4.18%, 12/09/2025
(k)
$ 3,621 3,597
Secured Overnight Financing Rate + 1.51%
4.38%, 11/23/2026 1,500 1,499
Huntington Bancshares Inc/OH
4.45%, 10/15/2027
(h),(k)
5,085 4,747
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.05%
5.63%, 07/15/2030
(h),(k)
5,000 4,950
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 4.95%
Huntington National Bank/The
4.55%, 05/17/2028
(k)
1,916 1,951
Secured Overnight Financing Rate + 1.65%
Industrial Senior Trust
5.50%, 11/01/2022 200 200
ING Groep NV
1.40%, 07/01/2026
(j),(k)
3,348 3,059
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.10%
1.63%, 09/26/2029
(k)
EUR 2,600 2,566
EUR Swap Annual (VS 6 Month) 5 Year
+ 1.25%
6.50%, 04/16/2025
(h),(k),(l)
$ 2,500 2,459
USD Swap Semi-Annual 5 Year + 4.45%
International Bank of Azerbaijan OJSC
3.50%, 09/01/2024 2,407 2,263
Itau Unibanco Holding SA/Cayman Island
6.13%, 12/12/2022
(h),(k),(l)
1,050 1,022
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.98%
JPMorgan Chase & Co
0.65%, 09/16/2024
(k)
2,270 2,186
CME Term Secured Overnight Financing
Rate 3 Month + 0.60%
1.09%, 03/11/2027
(k)
EUR 2,900 2,858
3 Month Euro Interbank Offered Rate +
0.76%

Schedule of Investments
Diversified Income Fund
July 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
JPMorgan Chase & Co   (continued)
2.01%, 03/13/2026
(k)
$ 4,798 $ 4,537
CME Term Secured Overnight Financing
Rate 3 Month + 1.59%
2.07%, 06/01/2029
(k)
2,702 2,387
Secured Overnight Financing Rate + 1.02%
2.53%, 11/19/2041
(k)
4,893 3,626
Secured Overnight Financing Rate + 1.51%
2.55%, 11/08/2032
(k)
591 508
Secured Overnight Financing Rate + 1.18%
3.65%, 06/01/2026
(h),(k)
10,500 9,610
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.85%
4.08%, 04/26/2026
(k)
2,430 2,428
Secured Overnight Financing Rate + 1.32%
4.91%, 07/25/2033
(k)
1,527 1,592
Secured Overnight Financing Rate + 2.08%
6.75%, 02/01/2024
(h),(k)
6,158 6,327
3 Month USD LIBOR + 3.78%
KeyCorp Capital III
7.75%, 07/15/2029 795 915
Lloyds Banking Group PLC
0.63%, 01/15/2024
(k)
EUR 1,300 1,322
EUR Swap Annual (VS 6 Month) 1 Year
+ 0.47%
7.50%, 06/27/2024
(h),(k),(l)
$ 2,533 2,559
USD Swap Semi-Annual 5 Year + 4.76%
7.50%, 09/27/2025
(h),(k),(l)
300 304
USD Swap Semi-Annual 5 Year + 4.50%
M&T Bank Corp
3.50%, 09/01/2026
(h),(k)
3,000 2,446
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
5.00%, 08/01/2024
(h),(k)
2,585 2,478
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.17%
Mitsubishi UFJ Financial Group Inc
2.19%, 02/25/2025 267 255
4.79%, 07/18/2025
(k)
1,578 1,595
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.70%
Mizuho Financial Group Inc
2.56%, 09/13/2025
(k)
930 894
Secured Overnight Financing Rate + 1.36%
2.56%, 09/13/2031 1,982 1,623
Morgan Stanley
1.16%, 10/21/2025 1,898 1,773
Secured Overnight Financing Rate + 1.12%
1.51%, 07/20/2027
(k)
2,431 2,195
Secured Overnight Financing Rate + 0.86%
2.48%, 09/16/2036
(k)
377 305
Secured Overnight Financing Rate + 1.36%
2.63%, 03/09/2027 GBP 1,000 1,187
3.22%, 04/22/2042
(k)
$ 1,623 1,346
Secured Overnight Financing Rate + 1.49%
3.63%, 01/20/2027 4,944 4,919
4.68%, 07/17/2026
(k)
509 517
Secured Overnight Financing Rate + 1.67%
5.30%, 04/20/2037
(k)
1,066 1,074
Secured Overnight Financing Rate + 2.62%
National Australia Bank Ltd/New York
2.50%, 07/12/2026 1,450 1,393
National Bank of Canada
0.55%, 11/15/2024
(k)
2,165 2,073
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.40%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
NatWest Group PLC
1.64%, 06/14/2027
(k)
$ 1,219 $ 1,087
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.90%
2.11%, 11/28/2031
(k)
GBP 700 759
Generic Britain 5 Year Government Bond
+ 1.75%
3.03%, 11/28/2035
(k)
$ 3,526 2,871
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.35%
3.62%, 08/14/2030
(k)
GBP 900 1,055
Generic Britain 5 Year Government Bond
+ 3.55%
NBK SPC Ltd
1.63%, 09/15/2027
(k)
$ 2,600 2,336
Secured Overnight Financing Rate + 1.05%
NongHyup Bank
1.25%, 07/20/2025 2,500 2,318
Nordea Bank Abp
0.50%, 05/14/2027 EUR 1,000 962
6.63%, 03/26/2026
(h),(k),(l)
$ 1,000 998
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.11%
PNC Financial Services Group Inc/The
3.40%, 09/15/2026
(h),(k)
5,000 4,100
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.60%
6.00%, 05/15/2027
(h),(k)
2,000 2,013
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%
Regions Financial Corp
5.75%, 06/15/2025
(g),(h),(k)
2,425 2,466
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.43%
7.38%, 12/10/2037 1,639 2,015
Royal Bank of Canada
0.65%, 07/29/2024
(g)
2,000 1,890
Santander UK Group Holdings PLC
3.82%, 11/03/2028
(k)
1,400 1,319
3 Month USD LIBOR + 1.40%
Societe Generale SA
1.79%, 06/09/2027
(j),(k)
3,000 2,650
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.00%
3.63%, 03/01/2041
(j)
700 485
7.38%, 10/04/2023
(h),(j),(k),(l)
1,750 1,734
USD Swap Semi-Annual 5 Year + 4.30%
7.88%, 12/18/2023
(h),(j),(k),(l)
6,000 6,076
USD Swap Semi-Annual 5 Year + 4.98%
Sovcombank Via SovCom Capital DAC
0.00%, 02/17/2027
(d),(h),(j),(k)
230 —
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 6.36%
Standard Chartered PLC
4.75%, 01/14/2031
(h),(k),(l)
4,000 3,211
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.81%
5.70%, 03/26/2044
(g),(j)
400 380
7.75%, 04/02/2023
(g),(h),(j),(k),(l)
8,000 8,201
USD Swap Semi-Annual 5 Year + 5.72%
Sumitomo Mitsui Trust Bank Ltd
0.85%, 03/25/2024
(j)
2,109 2,010

Schedule of Investments
Diversified Income Fund
July 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
SVB Financial Group
4.00%, 05/15/2026
(h),(k)
$ 4,000 $ 3,243
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.20%
4.10%, 02/15/2031
(h),(k)
700 544
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 3.06%
4.25%, 11/15/2026
(h),(k)
6,000 4,743
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.07%
4.35%, 04/29/2028
(k)
2,581 2,547
Secured Overnight Financing Rate + 1.71%
Svenska Handelsbanken AB
6.25%, 03/01/2024
(h),(k),(l)
2,800 2,818
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.69%
Swedbank AB
1.54%, 11/16/2026
(j)
3,095 2,806
5.63%, 09/17/2024
(h),(k),(l)
1,000 993
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.13%
Texas Capital Bancshares Inc
4.00%, 05/06/2031
(k)
1,424 1,298
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.15%
Toronto-Dominion Bank/The
1.95%, 01/12/2027 5,332 4,952
3.22%, 07/25/2029
(k)
CAD 3,400 2,587
Canadian Dollar Offered Rate 3 Month +
1.25%
3.77%, 06/06/2025 $ 2,084 2,093
Truist Financial Corp
4.26%, 07/28/2026
(k)
1,011 1,018
Secured Overnight Financing Rate + 1.46%
4.80%, 09/01/2024
(h),(k)
12,275 11,643
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%
4.95%, 09/01/2025
(h),(k)
1,000 1,011
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.61%
UBS AG/London
1.38%, 01/13/2025
(j)
2,000 1,891
UBS Group AG
1.49%, 08/10/2027
(j),(k)
785 697
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.85%
4.75%, 05/12/2028
(j),(k)
1,313 1,315
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.75%
4.88%, 02/12/2027
(h),(j),(k),(l)
2,000 1,782
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.40%
5.13%, 07/29/2026
(h),(k),(l)
700 667
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.86%
6.88%, 08/07/2025
(h),(k),(l)
3,000 3,061
USD Swap Semi-Annual (VS 6 Month) 5
Year + 4.59%
7.00%, 02/19/2025
(h),(k),(l)
5,000 5,197
USD Swap Semi-Annual (VS 6 Month) 5
Year + 4.87%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
UniCredit SpA
1.20%, 01/20/2026
(k)
EUR 2,700 $ 2,605
3 Month Euro Interbank Offered Rate +
1.35%
5.46%, 06/30/2035
(j),(k)
$ 700 575
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.75%
8.00%, 06/03/2024
(h),(k),(l)
1,100 1,065
USD Swap Semi-Annual 5 Year + 5.18%
US Bancorp
2.49%, 11/03/2036
(k)
3,917 3,303
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 0.95%
3.70%, 01/15/2027
(h),(k)
26,700 22,238
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.54%
Wells Fargo & Co
2.13%, 09/24/2031 GBP 500 538
2.39%, 06/02/2028
(k)
$ 162 149
Secured Overnight Financing Rate + 2.10%
3.07%, 04/30/2041
(k)
2,024 1,640
Secured Overnight Financing Rate + 2.53%
3.90%, 03/15/2026
(h),(k)
5,500 5,094
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.45%
4.30%, 07/22/2027 5,695 5,775
4.61%, 04/25/2053
(k)
1,801 1,763
Secured Overnight Financing Rate + 2.13%
4.75%, 12/07/2046 1,200 1,128
5.61%, 01/15/2044 946 993
Wells Fargo Bank NA
6.60%, 01/15/2038 600 708
Westpac Banking Corp
2.89%, 02/04/2030
(k)
4,997 4,751
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.35%
Zions Bancorp NA
3.25%, 10/29/2029 3,315 2,929
$ 544,387
Beverages - 0.74%
Anheuser-Busch Cos LLC / Anheuser-Busch
InBev Worldwide Inc
4.70%, 02/01/2036 1,400 1,439
4.90%, 02/01/2046 3,511 3,536
Anheuser-Busch InBev SA/NV
1.50%, 04/18/2030 EUR 1,600 1,580
2.00%, 03/17/2028 900 930
Anheuser-Busch InBev Worldwide Inc
3.75%, 07/15/2042 $ 1,500 1,299
4.60%, 04/15/2048 3,243 3,133
Central American Bottling Corp / CBC Bottling
Holdco SL / Beliv Holdco SL
5.25%, 04/27/2029
(j)
2,095 1,981
Cia Cervecerias Unidas SA
3.35%, 01/19/2032
(j)
300 261
Constellation Brands Inc
3.75%, 05/01/2050 650 548
4.35%, 05/09/2027 3,552 3,598
JDE Peet's NV
0.80%, 09/24/2024
(j)
3,000 2,797
2.25%, 09/24/2031
(j)
1,029 828
Keurig Dr Pepper Inc
3.35%, 03/15/2051 1,400 1,088
PepsiCo Inc
2.25%, 03/19/2025 1,376 1,351
3.60%, 02/18/2028 700 713
3.90%, 07/18/2032 1,051 1,087

Schedule of Investments
Diversified Income Fund
July 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Beverages (continued)
PepsiCo Inc   (continued)
4.20%, 07/18/2052 $ 239 $ 248
$ 26,417
Biotechnology - 0.14%
Amgen Inc
2.80%, 08/15/2041 2,789 2,211
3.15%, 02/21/2040 550 463
CSL Finance PLC
4.75%, 04/27/2052
(j)
656 660
Royalty Pharma PLC
2.15%, 09/02/2031 2,122 1,754
$ 5,088
Building Materials - 0.31%
Carrier Global Corp
3.38%, 04/05/2040 1,441 1,187
Eco Material Technologies Inc
7.88%, 01/31/2027
(j)
3,950 3,509
Oscar AcquisitionCo LLC / Oscar Finance Inc
9.50%, 04/15/2030
(j)
4,500 3,669
SRM Escrow Issuer LLC
6.00%, 11/01/2028
(j)
1,850 1,717
Standard Industries Inc/NJ
4.75%, 01/15/2028
(j)
1,015 964
$ 11,046
Chemicals - 0.95%
Albemarle Corp
4.65%, 06/01/2027 1,266 1,272
5.65%, 06/01/2052 1,700 1,709
ASP Unifrax Holdings Inc
5.25%, 09/30/2028
(j)
1,525 1,280
Axalta Coating Systems Dutch Holding B BV
3.75%, 01/15/2025 EUR 400 382
Braskem Idesa SAPI
6.99%, 02/20/2032
(j)
$ 400 345
7.45%, 11/15/2029 1,900 1,729
Braskem Netherlands Finance BV
4.50%, 01/31/2030
(j)
3,247 2,963
Cabot Corp
5.00%, 06/30/2032 903 900
Celanese US Holdings LLC
5.90%, 07/05/2024 1,259 1,268
CF Industries Inc
5.38%, 03/15/2044 1,623 1,568
Chemours Co/The
5.75%, 11/15/2028
(j)
2,300 2,192
Diamond BC BV
4.63%, 10/01/2029
(j)
1,425 1,208
DuPont de Nemours Inc
5.32%, 11/15/2038 500 511
Ecolab Inc
1.65%, 02/01/2027 1,250 1,173
2.70%, 12/15/2051 1,513 1,146
GC Treasury Center Co Ltd
5.20%, 03/30/2052
(j)
375 330
ICL Group Ltd
6.38%, 05/31/2038
(j)
400 399
INEOS Finance PLC
2.88%, 05/01/2026 EUR 2,000 1,886
Kronos International Inc
3.75%, 09/15/2025 500 466
OCP SA
5.13%, 06/23/2051
(j)
$ 795 558
Orbia Advance Corp SAB de CV
5.88%, 09/17/2044 500 454
RPM International Inc
2.95%, 01/15/2032 812 688
4.55%, 03/01/2029 2,191 2,154
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Chemicals (continued)
Sasol Financing USA LLC
5.50%, 03/18/2031 $ 5,425 $ 4,424
Solvay Finance SACA
5.87%, 06/03/2024
(h),(k)
EUR 400 406
EUR Swap Annual (VS 6 Month) 5 Year
+ 5.22%
Westlake Corp
0.88%, 08/15/2024
(g)
$ 1,000 957
3.13%, 08/15/2051 1,576 1,130
3.38%, 08/15/2061 643 442
$ 33,940
Coal - 0.12%
Alliance Resource Operating Partners LP /
Alliance Resource Finance Corp
7.50%, 05/01/2025
(j)
2,135 2,114
SunCoke Energy Inc
4.88%, 06/30/2029
(j)
2,425 2,057
$ 4,171
Commercial Mortgage Backed Securities - 9.42%
BANK 2017-BNK4
0.79%, 05/15/2050
(m),(n)
13,843 473
BANK 2017-BNK5
1.11%, 06/15/2060
(j),(m),(n)
42,403 2,025
BANK 2017-BNK9
1.42%, 11/15/2054
(j),(m),(n)
15,200 972
BANK 2018-BNK10
1.73%, 02/15/2061
(j),(m),(n)
31,334 2,581
BANK 2018-BNK12
1.42%, 05/15/2061
(j),(m),(n)
18,728 1,278
BANK 2018-BNK13
1.57%, 08/15/2061
(j),(m),(n)
41,485 3,317
BANK 2018-BNK14
1.61%, 09/15/2060
(j),(m),(n)
11,466 911
BANK 2018-BNK15
4.58%, 11/15/2061
(n)
1,500 1,507
BANK 2019-BNK16
1.83%, 02/15/2052
(j),(m),(n)
13,120 1,277
BANK 2019-BNK17
1.59%, 04/15/2052
(j),(m),(n)
11,541 991
BANK 2019-BNK18
1.35%, 05/15/2062
(j),(m),(n)
17,647 1,347
BANK 2019-BNK19
1.03%, 08/15/2061
(j),(m),(n)
17,014 960
BANK 2019-BNK20
1.22%, 09/15/2062
(j),(m),(n)
15,674 1,083
BANK 2019-BNK22
0.96%, 11/15/2062
(j),(m),(n)
18,082 1,039
2.50%, 11/15/2062
(j)
5,000 3,622
BANK 2019-BNK23
1.01%, 12/15/2052
(j),(m),(n)
9,170 548
BANK 2019-BNK24
1.02%, 11/15/2062
(j),(m),(n)
26,932 1,630
BANK 2020-BNK25
0.92%, 01/15/2063
(j),(m),(n)
9,704 536
1.50%, 01/15/2063
(j),(m)
10,561 863
1.92%, 01/15/2063
(j),(n)
5,561 2,852
2.50%, 01/15/2063
(j)
1,550 1,134
BANK 2021-BNK31
2.38%, 02/15/2054
(n)
2,000 1,630
BANK 2021-BNK35
1.50%, 06/15/2064
(j),(m),(n)
7,000 695
1.66%, 06/15/2064
(j),(n)
3,301 1,572
1.66%, 06/15/2064
(j),(n)
3,707 1,905
BANK 2021-BNK36
2.50%, 09/15/2064
(j),(n)
2,600 1,802
2.50%, 09/15/2064
(j),(n)
2,250 1,422

Schedule of Investments
Diversified Income Fund
July 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
BANK 2021-BNK38
0.72%, 12/15/2064
(j),(m),(n)
$ 10,388 $ 541
2.50%, 12/15/2064
(j)
2,750 1,851
2.50%, 12/15/2064
(j)
2,100 1,283
BANK 2022-BNK40
0.89%, 03/15/2064
(j),(m),(n)
7,663 504
2.50%, 03/15/2064
(j)
1,985 1,362
2.50%, 03/15/2064
(j)
1,463 920
BANK 2022-BNK42
2.22%, 06/15/2055
(j),(m),(n)
13,601 2,155
Barclays Commercial Mortgage Trust 2019-C3
1.78%, 05/15/2052
(j),(m),(n)
6,117 598
Barclays Commercial Mortgage Trust 2019-C4
1.15%, 08/15/2052
(j),(m),(n)
13,091 857
Barclays Commercial Mortgage Trust 2019-C5
1.35%, 11/15/2052
(j),(m),(n)
14,866 1,123
BBCMS Mortgage Trust 2020-C6
1.20%, 02/15/2053
(j),(m),(n)
7,424 550
BBCMS Mortgage Trust 2020-C7
3.60%, 04/15/2053
(j),(n)
3,000 2,225
Benchmark 2018-B1 Mortgage Trust
1.15%, 01/15/2051
(j),(m),(n)
12,667 703
1.40%, 01/15/2051
(j),(m),(n)
30,260 1,919
Benchmark 2018-B3 Mortgage Trust
1.50%, 04/10/2051
(j),(m),(n)
5,520 376
Benchmark 2018-B5 Mortgage Trust
0.48%, 07/15/2051
(m),(n)
141,867 2,957
3.11%, 07/15/2051
(j),(n)
4,500 3,431
Benchmark 2018-B6 Mortgage Trust
1.50%, 10/10/2051
(j),(m),(n)
37,790 2,813
Benchmark 2018-B7 Mortgage Trust
1.86%, 05/15/2053
(j),(m),(n)
16,962 1,660
3.00%, 05/15/2053
(j)
5,000 3,828
Benchmark 2018-B8 Mortgage Trust
1.86%, 01/15/2052
(j),(m),(n)
6,900 675
Benchmark 2019-B10 Mortgage Trust
1.86%, 03/15/2062
(j),(m),(n)
12,985 1,331
3.61%, 03/15/2062
(j),(n)
2,500 1,293
Benchmark 2019-B11 Mortgage Trust
1.52%, 05/15/2052
(j),(m),(n)
13,924 1,156
Benchmark 2019-B12 Mortgage Trust
1.11%, 08/15/2052
(j),(m),(n)
13,870 868
Benchmark 2019-B13 Mortgage Trust
1.00%, 08/15/2057
(j),(m),(n)
6,500 355
1.50%, 08/15/2057
(j),(m),(n)
4,000 344
Benchmark 2019-B14 Mortgage Trust
1.27%, 12/15/2062
(j),(m),(n)
14,908 1,134
Benchmark 2019-B15 Mortgage Trust
0.97%, 12/15/2072
(j),(m),(n)
24,552 1,415
Benchmark 2019-B9 Mortgage Trust
2.00%, 03/15/2052
(j),(m),(n)
11,550 1,219
Benchmark 2020-B16 Mortgage Trust
1.09%, 02/15/2053
(j),(m),(n)
7,615 507
Benchmark 2020-B17 Mortgage Trust
1.41%, 03/15/2053
(j),(m),(n)
12,580 1,044
Benchmark 2020-B19 Mortgage Trust
2.35%, 09/15/2053 3,000 2,458
Benchmark 2021-B23 Mortgage Trust
1.20%, 02/15/2054
(j),(m),(n)
24,240 1,941
2.00%, 02/15/2054
(j)
3,000 1,935
Benchmark 2021-B27 Mortgage Trust
1.49%, 07/15/2054
(j),(m),(n)
21,507 2,289
2.00%, 07/15/2054
(j)
5,000 3,176
Benchmark 2021-B28 Mortgage Trust
2.24%, 08/15/2054
(n)
3,000 2,392
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
Benchmark 2021-B31 Mortgage Trust
1.14%, 12/15/2054
(j),(m),(n)
$ 15,995 $ 1,317
2.25%, 12/15/2054
(j)
2,500 1,571
Benchmark 2022-B32 Mortgage Trust
1.52%, 01/15/2055
(j),(m),(n)
13,067 1,359
2.00%, 01/15/2055
(j)
2,130 1,304
Benchmark 2022-B33 Mortgage Trust
1.62%, 03/15/2055
(j),(m),(n)
10,960 1,249
Benchmark 2022-B34 Mortgage Trust
1.83%, 04/15/2055
(j),(m),(n)
7,270 959
BPR Trust 2022-OANA
4.66%, 04/15/2037
(j)
8,500 8,215
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 2.70%
BX Commercial Mortgage Trust 2021-SOAR
2.67%, 06/15/2038
(j)
992 955
1.00 x 1 Month USD LIBOR + 0.67%
Cantor Commercial Real Estate Lending
2019-CF2
1.44%, 11/15/2052
(j),(m),(n)
10,105 823
Cantor Commercial Real Estate Lending
2019-CF3
1.11%, 01/15/2053
(j),(m),(n)
11,514 756
CD 2018-CD7 Mortgage Trust
1.75%, 08/15/2051
(j),(m),(n)
20,444 1,720
CFCRE Commercial Mortgage Trust 2016-C6
1.10%, 11/10/2049
(m),(n)
41,446 1,511
Citigroup Commercial Mortgage Trust 2016-C1
1.82%, 05/10/2049
(m),(n)
33,644 1,850
Citigroup Commercial Mortgage Trust
2016-GC37
1.68%, 04/10/2049
(m),(n)
12,281 588
Citigroup Commercial Mortgage Trust 2018-B2
1.50%, 03/10/2051
(j),(m),(n)
13,247 865
Citigroup Commercial Mortgage Trust 2018-C5
3.18%, 06/10/2051
(j),(n)
1,000 754
Citigroup Commercial Mortgage Trust 2019-C7
1.20%, 12/15/2072
(j),(m),(n)
15,766 1,132
Citigroup Commercial Mortgage Trust
2019-GC41
0.85%, 08/10/2056
(j),(m),(n)
13,007 639
3.00%, 08/10/2056
(j)
9,330 5,155
3.00%, 08/10/2056
(j)
4,000 2,729
Citigroup Commercial Mortgage Trust
2019-GC43
0.62%, 11/10/2052
(j),(m),(n)
11,280 424
0.62%, 11/10/2052
(j),(m),(n)
2,528 91
0.62%, 11/10/2052
(j),(m),(n)
1,750 62
3.00%, 11/10/2052
(j)
5,000 3,682
3.00%, 11/10/2052
(j)
1,750 913
Citigroup Commercial Mortgage Trust
2020-GC46
1.07%, 02/15/2053
(j),(m),(n)
21,133 1,383
COMM 2012-CCRE1 Mortgage Trust
2.46%, 05/15/2045
(j)
13,993 10,495
5.28%, 05/15/2045
(j),(n)
10,889 9,528
COMM 2012-CCRE4 Mortgage Trust
4.58%, 10/15/2045
(j),(n)
1,651 495
COMM 2012-CCRE5 Mortgage Trust
4.34%, 12/10/2045
(j),(n)
7,500 7,122
COMM 2013-CCRE6 Mortgage Trust
0.99%, 03/10/2046
(m),(n)
43,156 31
4.09%, 03/10/2046
(j),(n)
10,215 9,934
4.09%, 03/10/2046
(j),(n)
13,750 12,690
COMM 2014-CCRE17 Mortgage Trust
0.33%, 05/10/2047
(j),(m),(n)
44,717 212

Schedule of Investments
Diversified Income Fund
July 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
COMM 2014-UBS5 Mortgage Trust
3.50%, 09/10/2047
(j)
$ 3,250 $ 2,613
COMM 2016-COR1 Mortgage Trust
1.31%, 10/10/2049
(m),(n)
38,903 1,624
COMM 2017-COR2 Mortgage Trust
1.16%, 09/10/2050
(m),(n)
69,944 3,269
COMM 2018-COR3 Mortgage Trust
1.75%, 05/10/2051
(j),(m),(n)
15,800 1,250
COMM 2019-GC44 Mortgage Trust
1.03%, 08/15/2057
(j),(m),(n)
5,500 344
CSAIL 2018-CX12 Commercial Mortgage Trust
1.50%, 08/15/2051
(j),(m),(n)
8,985 640
CSAIL 2019-C15 Commercial Mortgage Trust
1.03%, 03/15/2052
(m),(n)
54,422 2,628
1.99%, 03/15/2052
(j),(m),(n)
3,981 415
CSAIL 2019-C17 Commercial Mortgage Trust
1.36%, 09/15/2052
(m),(n)
29,573 2,021
DBGS 2018-C1 Mortgage Trust
1.75%, 10/15/2051
(j),(m),(n)
9,496 782
DBUBS 2011-LC1 Mortgage Trust
0.73%, 11/10/2046
(j),(m),(n)
11,829 1
Freddie Mac Multifamily Structured Pass
Through Certificates
1.50%, 01/25/2043
(m),(n)
79,054 2,441
1.65%, 11/25/2040
(m),(n)
16,936 25
1.66%, 06/25/2041
(m),(n)
20,000 223
1.66%, 10/25/2041
(m),(n)
43,000 630
1.77%, 01/25/2048
(m),(n)
38,129 2,468
1.97%, 11/25/2044
(m),(n)
16,293 626
2.01%, 09/25/2047
(m),(n)
41,400 2,825
2.03%, 02/25/2045
(m),(n)
27,900 1,203
2.17%, 07/25/2026
(m),(n)
39,161 2,744
2.27%, 08/25/2045
(m),(n)
39,003 4,316
2.48%, 11/25/2047
(m),(n)
7,500 805
2.60%, 04/25/2028
(m),(n)
13,000 1,571
2.95%, 06/25/2049
(m),(n)
4,750 672
GS Mortgage Securities Corp II
1.41%, 07/10/2051
(j),(m),(n)
8,017 595
GS Mortgage Securities Trust 2012-GCJ7
5.26%, 05/10/2045
(j),(n)
7,281 6,553
GS Mortgage Securities Trust 2012-GCJ9
4.66%, 11/10/2045
(j),(n)
3,500 2,876
GS Mortgage Securities Trust 2013-GCJ14
4.72%, 08/10/2046
(j),(n)
10,460 9,811
4.72%, 08/10/2046
(j),(n)
2,500 1,961
GS Mortgage Securities Trust 2014-GC26
1.22%, 11/10/2047
(j),(m),(n)
29,811 727
GS Mortgage Securities Trust 2017-GS7
1.10%, 08/10/2050
(m),(n)
28,091 1,111
GS Mortgage Securities Trust 2018-GS9
1.36%, 03/10/2051
(j),(m),(n)
8,353 530
GS Mortgage Securities Trust 2019-GC39
1.62%, 05/10/2052
(j),(m),(n)
16,430 1,482
GS Mortgage Securities Trust 2019-GC40
1.16%, 07/10/2052
(j),(m),(n)
16,500 1,080
GS Mortgage Securities Trust 2019-GSA1
1.00%, 11/10/2052
(j),(m),(n)
21,600 1,283
GS Mortgage Securities Trust 2020-GC45
0.69%, 02/13/2053
(j),(m),(n)
25,009 1,037
GS Mortgage Securities Trust 2020-GC47
3.45%, 05/12/2053
(j),(n)
2,000 1,533
JP Morgan Chase Commercial Mortgage
Securities Trust 2006-CIBC17
5.49%, 12/12/2043
(n)
4,019 2,874
JP Morgan Chase Commercial Mortgage
Securities Trust 2006-LDP9
5.34%, 05/15/2047 616 568
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
JPMBB Commercial Mortgage Securities Trust
2014-C18
0.76%, 02/15/2047
(m),(n)
$ 37,562 $ 318
JPMBB Commercial Mortgage Securities Trust
2014-C21
0.95%, 08/15/2047
(m),(n)
31,160 412
JPMBB Commercial Mortgage Securities Trust
2015-C28
0.50%, 10/15/2048
(j),(m),(n)
54,005 617
0.95%, 10/15/2048
(m),(n)
44,817 789
JPMBB Commercial Mortgage Securities Trust
2015-C30
0.44%, 07/15/2048
(m),(n)
61,004 680
JPMBB Commercial Mortgage Securities Trust
2015-C31
0.50%, 08/15/2048
(j),(m),(n)
42,377 527
JPMCC Commercial Mortgage Securities Trust
2017-JP6
1.05%, 07/15/2050
(m),(n)
17,051 638
JPMCC Commercial Mortgage Securities Trust
2019-COR4
1.11%, 03/10/2052
(m),(n)
33,953 1,894
2.01%, 03/10/2052
(j),(m),(n)
18,869 2,005
JPMCC Commercial Mortgage Securities Trust
2019-COR5
1.77%, 06/13/2052
(j),(m),(n)
8,500 837
Life 2022-BMR Mortgage Trust
3.75%, 05/15/2039
(j)
2,500 2,431
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.79%
Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C11
4.35%, 08/15/2046
(n)
2,600 2,504
Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C20
1.26%, 02/15/2048
(m),(n)
38,988 849
1.38%, 02/15/2048
(j),(m),(n)
41,500 1,201
Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C21
0.85%, 03/15/2048
(m),(n)
28,427 479
Morgan Stanley Bank of America Merrill Lynch
Trust 2016-C29
1.52%, 05/15/2049
(m),(n)
36,092 1,547
Morgan Stanley Bank of America Merrill Lynch
Trust 2016-C31
1.27%, 11/15/2049
(j),(m),(n)
21,213 928
Morgan Stanley Bank of America Merrill Lynch
Trust 2016-C32
0.66%, 12/15/2049
(m),(n)
69,660 1,646
Morgan Stanley Capital I Trust 2018-H3
1.86%, 07/15/2051
(j),(m),(n)
7,682 672
Morgan Stanley Capital I Trust 2019-H6
1.58%, 06/15/2052
(j),(m),(n)
4,693 418
3.00%, 06/15/2052
(j)
2,122 1,577
Morgan Stanley Capital I Trust 2019-L3
1.16%, 11/15/2052
(j),(m),(n)
15,090 1,032
Morgan Stanley Capital I Trust 2020-L4
1.17%, 02/15/2053
(j),(m),(n)
13,626 978
2.50%, 02/15/2053
(j)
3,000 2,131
SG Commercial Mortgage Securities Trust
2016-C5
0.88%, 10/10/2048
(m),(n)
17,960 584
UBS Commercial Mortgage Trust
1.76%, 10/15/2052
(j),(m),(n)
12,767 1,281
UBS Commercial Mortgage Trust 2019-C18
1.44%, 12/15/2052
(j),(m),(n)
11,574 973

Schedule of Investments
Diversified Income Fund
July 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
UBS-Barclays Commercial Mortgage Trust
2012-C3
5.00%, 08/10/2049
(j),(n)
$ 20,994 $ 20,785
Wells Fargo Commercial Mortgage Trust
2014-LC18
1.03%, 12/15/2047
(m),(n)
66,129 1,202
Wells Fargo Commercial Mortgage Trust
2015-NXS1
0.40%, 05/15/2048
(m),(n)
24,936 310
Wells Fargo Commercial Mortgage Trust
2015-NXS3
0.88%, 09/15/2057
(m),(n)
14,727 335
Wells Fargo Commercial Mortgage Trust
2016-C34
2.09%, 06/15/2049
(m),(n)
29,198 1,502
Wells Fargo Commercial Mortgage Trust
2016-C35
1.88%, 07/15/2048
(m),(n)
33,327 1,882
Wells Fargo Commercial Mortgage Trust
2017-C40
4.32%, 10/15/2050
(n)
5,000 4,567
Wells Fargo Commercial Mortgage Trust
2017-C42
1.56%, 12/15/2050
(j),(m),(n)
20,343 1,434
Wells Fargo Commercial Mortgage Trust
2018-C43
1.58%, 03/15/2051
(j),(m),(n)
6,614 486
Wells Fargo Commercial Mortgage Trust
2018-C44
1.83%, 05/15/2051
(j),(m),(n)
8,022 683
Wells Fargo Commercial Mortgage Trust
2018-C45
1.87%, 06/15/2051
(j),(m),(n)
2,647 246
3.00%, 06/15/2051
(j)
1,250 908
Wells Fargo Commercial Mortgage Trust
2018-C47
1.93%, 09/15/2061
(j),(m),(n)
14,133 1,372
Wells Fargo Commercial Mortgage Trust
2019-C49
2.14%, 03/15/2052
(j),(m),(n)
4,336 486
3.00%, 03/15/2052
(j)
2,500 1,856
Wells Fargo Commercial Mortgage Trust
2019-C50
2.03%, 05/15/2052
(j),(m),(n)
14,851 1,657
Wells Fargo Commercial Mortgage Trust
2019-C53
1.43%, 10/15/2052
(j),(m),(n)
8,777 738
Wells Fargo Commercial Mortgage Trust
2019-C54
1.36%, 12/15/2052
(j),(m),(n)
6,363 512
Wells Fargo Commercial Mortgage Trust
2020-C55
1.43%, 02/15/2053
(j),(m),(n)
14,583 1,252
Wells Fargo Commercial Mortgage Trust
2021-C61
1.39%, 11/15/2054
(j),(m),(n)
9,132 900
2.50%, 11/15/2054
(j)
5,000 3,322
Wells Fargo Commercial Mortgage Trust
2022-C62
0.40%, 04/15/2055
(m),(n)
73,152 2,058
$ 338,271
Commercial Services - 1.08%
Adani Ports & Special Economic Zone Ltd
4.20%, 08/04/2027
(j)
575 531
AMN Healthcare Inc
4.63%, 10/01/2027
(j)
2,625 2,515
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
ASGN Inc
4.63%, 05/15/2028
(j)
$ 2,875 $ 2,667
Autostrade per l'Italia SpA
2.00%, 12/04/2028 EUR 1,200 1,070
Cintas Corp No 2
3.45%, 05/01/2025 $ 506 507
Ford Foundation/The
2.82%, 06/01/2070 1,555 1,099
Loxam SAS
6.00%, 04/15/2025 EUR 250 242
Movida Europe SA
5.25%, 02/08/2031
(j)
$ 700 590
MPH Acquisition Holdings LLC
5.75%, 11/01/2028
(j)
1,350 1,148
Prime Security Services Borrower LLC / Prime
Finance Inc
6.25%, 01/15/2028
(j)
2,000 1,833
PROG Holdings Inc
6.00%, 11/15/2029
(j)
5,625 4,615
Quanta Services Inc
3.05%, 10/01/2041 812 583
Rent-A-Center Inc/TX
6.38%, 02/15/2029
(g),(j)
4,925 3,906
S&P Global Inc
2.70%, 03/01/2029
(j)
1,829 1,720
Sotheby's
7.38%, 10/15/2027
(j)
7,050 6,784
Team Health Holdings Inc
6.38%, 02/01/2025
(j)
3,380 2,304
Triton Container International Ltd
2.05%, 04/15/2026
(j)
3,243 2,876
3.15%, 06/15/2031
(j)
3,161 2,569
ZipRecruiter Inc
5.00%, 01/15/2030
(j)
1,225 1,094
$ 38,653
Computers - 0.68%
Apple Inc
1.40%, 08/05/2028 1,925 1,738
2.70%, 08/05/2051 2,108 1,655
2.80%, 02/08/2061 608 465
3.00%, 06/20/2027 5,100 5,096
3.60%, 07/31/2042 GBP 1,150 1,464
Dell International LLC / EMC Corp
3.38%, 12/15/2041
(j)
$ 1,082 808
5.30%, 10/01/2029 2,100 2,130
8.10%, 07/15/2036 1,217 1,481
Hewlett Packard Enterprise Co
1.75%, 04/01/2026 3,652 3,406
HP Inc
5.50%, 01/15/2033 627 631
International Business Machines Corp
5.60%, 11/30/2039 800 875
KBR Inc
4.75%, 09/30/2028
(j)
3,375 3,046
Leidos Inc
3.63%, 05/15/2025 373 369
4.38%, 05/15/2030 663 631
Lenovo Group Ltd
6.54%, 07/27/2032
(j)
595 592
$ 24,387
Cosmetics & Personal Care - 0.10%
GSK Consumer Healthcare Capital UK PLC
3.13%, 03/24/2025
(j)
1,160 1,145
GSK Consumer Healthcare Capital US LLC
3.63%, 03/24/2032
(j)
460 446
4.00%, 03/24/2052
(j)
1,861 1,695

Schedule of Investments
Diversified Income Fund
July 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Cosmetics & Personal Care (continued)
High Ridge Brands - Escrow
0.00%, 03/15/2025
(d),(e),(f)
$ 15,607 $ 179
$ 3,465
Distribution & Wholesale - 0.00%
IAA Inc
5.50%, 06/15/2027
(j)
100 100
Diversified Financial Services - 3.35%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
3.15%, 02/15/2024 700 680
6.50%, 07/15/2025 3,800 3,929
Air Lease Corp
2.88%, 01/15/2026 4,384 4,105
Ally Financial Inc
4.70%, 05/15/2026
(h),(k)
1,800 1,517
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.87%
5.75%, 11/20/2025 1,765 1,787
American Express Co
3.55%, 09/15/2026
(h),(k)
10,000 8,790
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.85%
3.95%, 08/01/2025
(i)
1,163 1,171
Bread Financial Holdings Inc
4.75%, 12/15/2024
(j)
5,050 4,671
7.00%, 01/15/2026
(j)
1,075 1,012
Capital One Financial Corp
1.34%, 12/06/2024
(k)
1,800 1,728
Secured Overnight Financing Rate + 0.69%
3.75%, 07/28/2026 800 785
3.95%, 09/01/2026
(h),(k)
500 435
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.16%
4.20%, 10/29/2025 700 701
Charles Schwab Corp/The
2.45%, 03/03/2027 863 827
4.00%, 06/01/2026
(h),(k)
7,800 7,093
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.17%
6.11%, 11/01/2022
(g),(h)
4,198 4,190
3 Month USD LIBOR + 4.82%
Coastal Emerald Ltd
4.30%, 08/01/2024
(h),(k)
2,050 1,933
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 7.45%
Credit Acceptance Corp
6.63%, 03/15/2026 900 896
Discover Financial Services
6.13%, 06/23/2025
(h),(k)
3,000 3,063
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.78%
Home Point Capital Inc
5.00%, 02/01/2026
(j)
2,425 1,666
Intercontinental Exchange Inc
3.00%, 09/15/2060 575 419
4.95%, 06/15/2052 1,192 1,240
5.20%, 06/15/2062 990 1,042
Mastercard Inc
3.35%, 03/26/2030 1,375 1,359
Nationstar Mortgage Holdings Inc
5.50%, 08/15/2028
(j)
2,475 2,175
5.75%, 11/15/2031
(j)
2,000 1,673
Navient Corp
5.63%, 08/01/2033 1,200 931
NFP Corp
4.88%, 08/15/2028
(j)
2,400 2,185
6.88%, 08/15/2028
(j)
14,298 12,548
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
OneMain Finance Corp
4.00%, 09/15/2030 $ 1,650 $ 1,295
6.63%, 01/15/2028 6,825 6,399
6.88%, 03/15/2025 1,795 1,773
7.13%, 03/15/2026 450 436
Oxford Finance LLC / Oxford Finance Co-Issuer
II Inc
6.38%, 02/01/2027
(j)
4,400 4,231
Power Finance Corp Ltd
3.95%, 04/23/2030
(g)
2,000 1,791
4.50%, 06/18/2029 3,825 3,601
Provident Funding Associates LP / PFG Finance
Corp
6.38%, 06/15/2025
(j)
3,280 2,956
Rocket Mortgage LLC / Rocket Mortgage Co-
Issuer Inc
3.88%, 03/01/2031
(j)
3,125 2,573
4.00%, 10/15/2033
(j)
425 343
SOCAR Turkey Enerji AS via Steas Funding 1
DAC
7.23%, 03/17/2026 1,800 1,706
Swiss Insured Brazil Power Finance Sarl
9.85%, 07/16/2032
(j)
BRL 12,454 2,094
Synchrony Financial
2.88%, 10/28/2031 $ 834 660
4.50%, 07/23/2025 6,301 6,236
Unifin Financiera SAB de CV
8.38%, 01/27/2028
(j)
1,250 637
United Wholesale Mortgage LLC
5.50%, 11/15/2025
(j)
2,650 2,412
USAA Capital Corp
3.38%, 05/01/2025
(j)
1,734 1,734
Vertex Capital Investment Ltd
4.75%, 04/03/2024 1,800 1,797
Visa Inc
3.15%, 12/14/2025 850 850
4.30%, 12/14/2045 1,200 1,244
VistaJet Malta Finance PLC / XO Management
Holding Inc
6.38%, 02/01/2030
(j)
1,000 871
$ 120,190
Electric - 3.24%
Acwa Power Management And Investments One
Ltd
5.95%, 12/15/2039
(g),(j)
439 435
Adani Electricity Mumbai Ltd
3.95%, 02/12/2030
(j)
3,913 3,162
AES Corp/The
2.45%, 01/15/2031 678 573
Alfa Desarrollo SpA
4.55%, 09/27/2051
(j)
558 402
American Electric Power Co Inc
3.88%, 02/15/2062
(k)
400 338
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
Avangrid Inc
3.20%, 04/15/2025 3,783 3,708
Baltimore Gas and Electric Co
4.55%, 06/01/2052 438 446
Calpine Corp
5.00%, 02/01/2031
(j)
2,400 2,128

Schedule of Investments
Diversified Income Fund
July 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
CMS Energy Corp
3.75%, 12/01/2050
(k)
$ 898 $ 717
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
4.75%, 06/01/2050
(k)
1,120 1,049
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.12%
Colbun SA
3.15%, 01/19/2032
(j)
966 786
Cometa Energia SA de CV
6.38%, 04/24/2035 1,927 1,833
Comision Federal de Electricidad
5.00%, 09/29/2036 1,580 1,475
6.26%, 02/15/2052
(j)
1,200 1,017
Commonwealth Edison Co
3.85%, 03/15/2052 426 393
Consolidated Edison Co of New York Inc
2.40%, 06/15/2031 3,000 2,683
3.60%, 06/15/2061 1,919 1,612
Consorcio Transmantaro SA
5.20%, 04/11/2038
(j)
400 368
Dominion Energy Inc
3.38%, 04/01/2030 2,500 2,376
4.65%, 12/15/2024
(h),(k)
15,974 14,856
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.99%
5.75%, 10/01/2054
(k)
561 535
3 Month USD LIBOR + 3.06%
Dominion Energy South Carolina Inc
5.10%, 06/01/2065 2,107 2,203
DTE Electric Co
3.95%, 03/01/2049 1,513 1,418
Duke Energy Carolinas LLC
3.55%, 03/15/2052 575 498
Duke Energy Corp
3.25%, 01/15/2082
(k)
2,000 1,587
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.32%
3.75%, 09/01/2046 600 504
4.88%, 09/16/2024
(h),(k)
11,350 10,725
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.39%
E.ON SE
0.38%, 09/29/2027 EUR 800 751
Electricidad Firme de Mexico Holdings SA de CV
4.90%, 11/20/2026
(j)
$ 2,000 1,573
Emera US Finance LP
4.75%, 06/15/2046 2,823 2,597
Empresas Publicas de Medellin ESP
4.38%, 02/15/2031
(j)
460 364
Enel Chile SA
4.88%, 06/12/2028 500 475
Enel Finance International NV
4.75%, 05/25/2047
(j)
683 592
Enel SpA
8.75%, 09/24/2073
(j),(k)
2,500 2,575
USD Swap Semi-Annual 5 Year + 5.88%
Engie Energia Chile SA
3.40%, 01/28/2030
(j)
1,248 1,030
Engie SA
2.00%, 09/28/2037 EUR 1,300 1,114
Entergy Mississippi LLC
3.50%, 06/01/2051 $ 596 498
Entergy Texas Inc
4.50%, 03/30/2039 2,506 2,410
Eskom Holdings SOC Ltd
7.50%, 09/15/2033 ZAR 23,000 994
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
FirstEnergy Transmission LLC
4.55%, 04/01/2049
(j)
$ 2,092 $ 1,905
Fortis Inc/Canada
3.06%, 10/04/2026 964 920
Georgia Power Co
3.25%, 03/15/2051 1,725 1,331
Infraestructura Energetica Nova SAB de CV
4.75%, 01/15/2051
(j)
450 328
Interconexion Electrica SA ESP
3.83%, 11/26/2033
(j)
515 430
Interstate Power and Light Co
3.50%, 09/30/2049 1,020 835
Lamar Funding Ltd
3.96%, 05/07/2025 2,000 1,913
Liberty Utilities Finance GP 1
2.05%, 09/15/2030
(j)
767 652
LLPL Capital Pte Ltd
6.88%, 02/04/2039
(j)
741 699
Minejesa Capital BV
4.63%, 08/10/2030 2,100 1,919
Mong Duong Finance Holdings BV
5.13%, 05/07/2029
(j)
500 409
National Rural Utilities Cooperative Finance Corp
1.88%, 02/07/2025 821 794
2.85%, 01/27/2025 3,312 3,268
4.75%, 04/30/2043
(k)
1,436 1,343
3 Month USD LIBOR + 2.91%
NextEra Energy Capital Holdings Inc
2.25%, 06/01/2030 2,700 2,375
2.94%, 03/21/2024 820 813
OmGrid Funding Ltd
5.20%, 05/16/2027 1,400 1,334
Oncor Electric Delivery Co LLC
4.15%, 06/01/2032
(j)
1,199 1,250
Pacific Gas and Electric Co
3.95%, 12/01/2047 554 399
4.30%, 03/15/2045 1,645 1,230
4.95%, 06/08/2025 919 909
Pampa Energia SA
7.50%, 01/24/2027
(j)
360 292
7.50%, 01/24/2027 1,800 1,462
Perusahaan Perseroan Persero PT Perusahaan
Listrik Negara
6.25%, 01/25/2049 400 392
Public Service Co of Colorado
2.70%, 01/15/2051 2,652 1,975
3.70%, 06/15/2028 1,129 1,130
4.10%, 06/15/2048 1,197 1,139
Public Service Co of Oklahoma
2.20%, 08/15/2031 1,333 1,150
RWE AG
3.50%, 04/21/2075
(k)
EUR 500 503
EUR Swap Annual (VS 6 Month) 5 Year
+ 3.25%
Sociedad de Transmision Austral SA
4.00%, 01/27/2032
(j)
$ 500 420
Southern California Edison Co
1.10%, 04/01/2024 3,729 3,574
4.20%, 06/01/2025 810 820
Southern Co/The
3.75%, 09/15/2051
(k)
3,500 3,085
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.92%
4.48%, 08/01/2024
(n)
955 963
Union Electric Co
3.90%, 04/01/2052 726 674

Schedule of Investments
Diversified Income Fund
July 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Vistra Operations Co LLC
5.50%, 09/01/2026
(j)
$ 890 $ 901
$ 116,336
Electronics - 0.11%
Allegion US Holding Co Inc
5.41%, 07/01/2032 709 726
Honeywell International Inc
2.80%, 06/01/2050
(g)
1,600 1,287
Trimble Inc
4.90%, 06/15/2028 643 646
Vontier Corp
2.95%, 04/01/2031 1,600 1,268
$ 3,927
Energy - Alternate Sources - 0.16%
Azure Power Energy Ltd
3.58%, 08/19/2026
(j)
385 336
Energo-Pro AS
8.50%, 02/04/2027
(j)
2,500 2,371
Enviva Partners LP / Enviva Partners Finance
Corp
6.50%, 01/15/2026
(j)
1,950 1,934
Greenko Wind Projects Mauritius Ltd
5.50%, 04/06/2025
(j)
670 619
Sweihan PV Power Co PJSC
3.63%, 01/31/2049
(j)
695 585
$ 5,845
Engineering & Construction - 0.18%
HTA Group Ltd/Mauritius
7.00%, 12/18/2025 325 287
IEA Energy Services LLC
6.63%, 08/15/2029
(j)
3,420 3,385
IHS Holding Ltd
6.25%, 11/29/2028
(j)
540 443
IHS Netherlands Holdco BV
8.00%, 09/18/2027
(j)
465 413
Mexico City Airport Trust
5.50%, 07/31/2047
(j)
650 494
State Agency of Roads of Ukraine
6.25%, 06/24/2028 3,000 517
Tutor Perini Corp
6.88%, 05/01/2025
(g),(j)
1,240 1,103
$ 6,642
Entertainment - 0.92%
Caesars Entertainment Inc
4.63%, 10/15/2029
(j)
4,225 3,582
8.13%, 07/01/2027
(j)
1,025 1,025
Cinemark USA Inc
5.25%, 07/15/2028
(j)
4,675 4,164
5.88%, 03/15/2026
(j)
3,050 2,928
8.75%, 05/01/2025
(j)
250 260
Everi Holdings Inc
5.00%, 07/15/2029
(j)
3,925 3,532
International Game Technology PLC
6.50%, 02/15/2025
(j)
1,415 1,438
Lions Gate Capital Holdings LLC
5.50%, 04/15/2029
(j)
3,040 2,475
Live Nation Entertainment Inc
4.75%, 10/15/2027
(j)
1,050 1,000
5.63%, 03/15/2026
(j)
1,550 1,531
6.50%, 05/15/2027
(j)
4,600 4,721
Magallanes Inc
3.64%, 03/15/2025
(j)
892 873
4.28%, 03/15/2032
(j)
821 766
5.14%, 03/15/2052
(j)
541 476
5.39%, 03/15/2062
(j)
1,438 1,270
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Entertainment (continued)
Scientific Games International Inc
7.00%, 05/15/2028
(j)
$ 500 $ 509
Speedway Motorsports LLC / Speedway Funding
II Inc
4.88%, 11/01/2027
(j)
2,925 2,652
$ 33,202
Environmental Control - 0.46%
Covanta Holding Corp
4.88%, 12/01/2029
(j)
5,025 4,476
5.00%, 09/01/2030 175 153
GFL Environmental Inc
4.00%, 08/01/2028
(j)
1,000 902
4.38%, 08/15/2029
(j)
5,925 5,288
4.75%, 06/15/2029
(j)
2,375 2,185
Madison IAQ LLC
5.88%, 06/30/2029
(j)
1,775 1,386
Waste Connections Inc
2.20%, 01/15/2032 1,852 1,586
2.95%, 01/15/2052 747 568
$ 16,544
Food - 0.95%
Agrosuper SA
4.60%, 01/20/2032
(j)
270 234
Conagra Brands Inc
7.00%, 10/01/2028 1,214 1,341
Grupo Bimbo SAB de CV
5.95%, 04/17/2023
(h),(j),(k)
640 635
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.28%
Hormel Foods Corp
0.65%, 06/03/2024 1,565 1,498
Indofood CBP Sukses Makmur Tbk PT
4.75%, 06/09/2051 800 590
JBS USA LUX SA / JBS USA Food Co / JBS
USA Finance Inc
3.00%, 02/02/2029
(j)
2,000 1,722
3.75%, 12/01/2031
(j)
840 707
6.50%, 12/01/2052
(j)
385 388
Kraft Heinz Foods Co
4.38%, 06/01/2046 2,222 1,953
4.88%, 10/01/2049 675 631
Nestle Holdings Inc
3.50%, 09/24/2025
(j)
2,226 2,245
Performance Food Group Inc
4.25%, 08/01/2029
(j)
3,800 3,377
5.50%, 10/15/2027
(j)
6,600 6,504
6.88%, 05/01/2025
(j)
200 203
Post Holdings Inc
4.50%, 09/15/2031
(j)
2,650 2,352
5.50%, 12/15/2029
(j)
1,500 1,418
Sysco Corp
4.45%, 03/15/2048 2,563 2,349
4.50%, 04/01/2046 1,416 1,320
5.95%, 04/01/2030 162 178
6.60%, 04/01/2050 667 810
US Foods Inc
4.63%, 06/01/2030
(j)
800 733
4.75%, 02/15/2029
(j)
3,243 3,027
$ 34,215
Food Service - 0.17%
Aramark Services Inc
5.00%, 02/01/2028
(j)
6,385 6,238
Forest Products & Paper - 0.29%
Georgia-Pacific LLC
0.95%, 05/15/2026
(j)
4,176 3,797
Inversiones CMPC SA
3.00%, 04/06/2031
(j)
1,218 1,014

Schedule of Investments
Diversified Income Fund
July 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Forest Products & Paper (continued)
Suzano Austria GmbH
3.13%, 01/15/2032 $ 1,082 $ 879
3.75%, 01/15/2031 1,439 1,261
5.00%, 01/15/2030 3,550 3,408
$ 10,359
Gas - 0.18%
ENN Energy Holdings Ltd
4.63%, 05/17/2027
(j)
250 255
NiSource Inc
5.65%, 06/15/2023
(h),(k)
7,000 6,379
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.84%
$ 6,634
Hand & Machine Tools - 0.19%
Stanley Black & Decker Inc
2.30%, 02/24/2025 4,055 3,950
3.00%, 05/15/2032 774 710
4.00%, 03/15/2060
(k)
2,341 2,089
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.66%
$ 6,749
Healthcare - Products - 0.25%
Avantor Funding Inc
4.63%, 07/15/2028
(j)
750 722
Garden Spinco Corp
8.63%, 07/20/2030
(j)
2,125 2,231
Medline Borrower LP
5.25%, 10/01/2029
(j)
1,250 1,130
Medtronic Global Holdings SCA
1.75%, 07/02/2049 EUR 300 244
STERIS Irish FinCo UnLtd Co
3.75%, 03/15/2051 $ 1,945 1,579
Stryker Corp
1.95%, 06/15/2030 2,200 1,896
Thermo Fisher Scientific Inc
4.10%, 08/15/2047 1,150 1,147
$ 8,949
Healthcare - Services - 1.40%
Acadia Healthcare Co Inc
5.00%, 04/15/2029
(j)
1,425 1,381
5.50%, 07/01/2028
(j)
2,300 2,271
Cano Health LLC
6.25%, 10/01/2028
(g),(j)
5,910 5,298
Elevance Health Inc
2.88%, 09/15/2029 993 924
3.65%, 12/01/2027 1,400 1,405
Fresenius SE & Co KGaA
0.75%, 01/15/2028 EUR 2,200 2,036
HCA Inc
3.50%, 09/01/2030 $ 1,167 1,065
3.50%, 07/15/2051 1,420 1,048
4.63%, 03/15/2052
(j)
1,581 1,378
Humana Inc
1.35%, 02/03/2027 4,046 3,632
Legacy LifePoint Health LLC
4.38%, 02/15/2027
(j)
1,625 1,442
Radiology Partners Inc
9.25%, 02/01/2028
(j)
6,500 4,781
Roche Holdings Inc
2.13%, 03/10/2025
(j)
3,484 3,408
RP Escrow Issuer LLC
5.25%, 12/15/2025
(j)
2,650 2,383
Surgery Center Holdings Inc
6.75%, 07/01/2025
(j)
3,048 2,894
10.00%, 04/15/2027
(j)
3,717 3,782
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
Tenet Healthcare Corp
4.63%, 06/15/2028
(j)
$ 100 $ 94
5.13%, 11/01/2027
(j)
200 197
6.13%, 10/01/2028
(j)
4,875 4,753
UnitedHealth Group Inc
1.25%, 01/15/2026 2,035 1,906
3.75%, 07/15/2025 1,352 1,378
4.75%, 05/15/2052 1,500 1,590
4.95%, 05/15/2062 500 540
6.88%, 02/15/2038 550 702
$ 50,288
Holding Companies - Diversified - 0.07%
CK Hutchison Finance 16 Ltd
1.25%, 04/06/2023 EUR 1,300 1,331
ProGroup AG
3.00%, 03/31/2026 1,550 1,362
$ 2,693
Home Builders - 0.05%
Taylor Morrison Communities Inc / Taylor
Morrison Holdings II Inc
5.63%, 03/01/2024
(j)
$ 1,755 1,772
Insurance - 3.96%
Acrisure LLC / Acrisure Finance Inc
4.25%, 02/15/2029
(j)
900 796
7.00%, 11/15/2025
(j)
10,632 10,207
Alliant Holdings Intermediate LLC / Alliant
Holdings Co-Issuer
4.25%, 10/15/2027
(j)
3,475 3,239
Allstate Corp/The
6.50%, 05/15/2067
(k)
8,600 8,955
3 Month USD LIBOR + 2.12%
Americo Life Inc
3.45%, 04/15/2031
(j)
628 524
AmWINS Group Inc
4.88%, 06/30/2029
(j)
6,325 5,753
Argentum Netherlands BV for Swiss Re Ltd
5.63%, 08/15/2052
(k)
4,500 4,284
3 Month USD LIBOR + 3.78%
5.75%, 08/15/2050
(k)
1,000 979
3 Month USD LIBOR + 3.59%
Argentum Netherlands BV for Zurich Insurance
Co Ltd
5.13%, 06/01/2048
(k)
2,000 1,954
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.27%
AssuredPartners Inc
7.00%, 08/15/2025
(j)
11,562 11,394
Athene Global Funding
1.73%, 10/02/2026
(j)
2,473 2,202
Athene Holding Ltd
3.45%, 05/15/2052 1,132 794
AXA SA
3.38%, 07/06/2047
(k)
EUR 2,400 2,471
3 Month Euro Interbank Offered Rate +
3.75%
6.38%, 12/14/2036
(h),(j),(k)
$ 3,000 3,393
3 Month USD LIBOR + 2.26%
8.60%, 12/15/2030 1,000 1,218
Berkshire Hathaway Finance Corp
2.63%, 06/19/2059 GBP 1,000 962
Berkshire Hathaway Inc
1.63%, 03/16/2035 EUR 1,700 1,544
Brighthouse Financial Global Funding
0.60%, 06/28/2023
(j)
$ 1,229 1,195

Schedule of Investments
Diversified Income Fund
July 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Caisse Nationale de Reassurance Mutuelle
Agricole Groupama
6.38%, 05/28/2024
(h),(k)
EUR 400 $ 427
3 Month Euro Interbank Offered Rate +
5.77%
Enstar Group Ltd
3.10%, 09/01/2031 $ 1,416 1,143
4.95%, 06/01/2029 2,261 2,185
Equitable Financial Life Global Funding
1.30%, 07/12/2026
(j)
1,891 1,706
F&G Global Funding
0.90%, 09/20/2024
(j)
1,640 1,520
2.30%, 04/11/2027
(j)
2,461 2,242
Liberty Mutual Group Inc
4.30%, 02/01/2061
(j)
2,750 1,929
7.80%, 03/07/2087
(j)
7,361 8,555
3 Month USD LIBOR + 3.58%
Liberty Mutual Insurance Co
7.70%, 10/15/2097
(j)
946 1,161
Massachusetts Mutual Life Insurance Co
3.38%, 04/15/2050
(j)
650 509
Meiji Yasuda Life Insurance Co
5.20%, 10/20/2045
(j),(k)
350 349
USD Swap Semi-Annual 5 Year + 4.23%
MetLife Inc
3.85%, 09/15/2025
(h),(k)
5,900 5,571
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.58%
5.00%, 07/15/2052 398 424
9.25%, 04/08/2068
(j)
8,000 9,525
3 Month USD LIBOR + 5.54%
10.75%, 08/01/2069 900 1,244
3 Month USD LIBOR + 7.55%
Muenchener Rueckversicherungs-Gesellschaft
AG in Muenchen
5.88%, 05/23/2042
(j),(k)
2,600 2,707
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.98%
New York Life Global Funding
1.85%, 08/01/2031
(j)
3,000 2,520
Nippon Life Insurance Co
5.10%, 10/16/2044
(j),(k)
5,000 4,996
USD Swap Semi-Annual 5 Year + 3.65%
Progressive Corp/The
3.00%, 03/15/2032 3,000 2,804
Prudential Financial Inc
1.50%, 03/10/2026 3,380 3,149
5.63%, 06/15/2043
(k)
1,549 1,545
3 Month USD LIBOR + 3.92%
5.70%, 09/15/2048
(k)
394 395
3 Month USD LIBOR + 2.67%
Prudential PLC
3.13%, 04/14/2030 1,021 950
SBL Holdings Inc
5.00%, 02/18/2031
(j)
1,247 1,046
Security Benefit Global Funding
1.25%, 05/17/2024
(j)
1,099 1,039
Sumitomo Life Insurance Co
6.50%, 09/20/2073
(j),(k)
6,985 7,064
3 Month USD LIBOR + 4.44%
Talanx AG
2.25%, 12/05/2047
(k)
EUR 2,000 1,921
3 Month Euro Interbank Offered Rate +
2.45%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Voya Financial Inc
6.13%, 09/15/2023
(h),(k)
$ 1,500 $ 1,437
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.36%
Willis North America Inc
4.65%, 06/15/2027 2,162 2,180
Zurich Finance Ireland Designated Activity Co
3.00%, 04/19/2051
(k)
10,000 8,185
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.78%
$ 142,292
Internet - 0.96%
Alibaba Group Holding Ltd
2.70%, 02/09/2041 650 453
3.40%, 12/06/2027 2,000 1,937
4.00%, 12/06/2037 1,400 1,231
Alphabet Inc
2.00%, 08/15/2026 900 870
Amazon.com Inc
3.30%, 04/13/2027 1,099 1,106
4.10%, 04/13/2062 2,267 2,199
Arches Buyer Inc
6.13%, 12/01/2028
(j)
1,328 1,089
B2W Digital Lux Sarl
4.38%, 12/20/2030 2,300 1,760
Baidu Inc
2.38%, 10/09/2030 900 759
Booking Holdings Inc
3.60%, 06/01/2026 1,200 1,207
Cablevision Lightpath LLC
3.88%, 09/15/2027
(j)
2,675 2,377
5.63%, 09/15/2028
(j)
1,700 1,373
Expedia Group Inc
2.95%, 03/15/2031 2,160 1,783
Netflix Inc
3.63%, 05/15/2027 EUR 500 506
4.38%, 11/15/2026 $ 1,760 1,760
Prosus NV
3.68%, 01/21/2030 3,000 2,536
4.19%, 01/19/2032
(j)
560 476
4.99%, 01/19/2052
(j)
395 307
Rakuten Group Inc
4.25%, 04/22/2027
(h),(k)
EUR 1,600 1,112
EUR Swap Annual (VS 6 Month) 5 Year
+ 4.74%
Tencent Holdings Ltd
3.93%, 01/19/2038 $ 2,000 1,672
3.98%, 04/11/2029
(j)
2,500 2,396
3.98%, 04/11/2029 700 671
Uber Technologies Inc
4.50%, 08/15/2029
(j)
1,440 1,287
8.00%, 11/01/2026
(j)
1,500 1,527
United Group BV
4.00%, 11/15/2027 EUR 2,625 2,157
$ 34,551
Investment Companies - 0.07%
JAB Holdings BV
4.50%, 04/08/2052
(j)
$ 820 636
MDGH GMTN RSC Ltd
2.88%, 05/21/2030 800 741
3.70%, 11/07/2049 400 352
Temasek Financial I Ltd
2.75%, 08/02/2061
(j)
1,248 951
$ 2,680

Schedule of Investments
Diversified Income Fund
July 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Iron & Steel - 2.18%
Baffinland Iron Mines Corp / Baffinland Iron
Mines LP
8.75%, 07/15/2026
(j)
$ 13,822 $ 11,482
CSN Inova Ventures
6.75%, 01/28/2028 1,000 931
CSN Resources SA
5.88%, 04/08/2032
(j)
700 558
GTL Trade Finance Inc
7.25%, 04/16/2044
(g)
400 433
Material Sciences Corp
8.25%, 01/09/2024
(e),(f),(n)
18,397 18,213
Nucor Corp
3.13%, 04/01/2032 566 512
3.95%, 05/23/2025 823 832
POSCO
4.50%, 08/04/2027
(i),(j)
200 199
Specialty Steel
11.00%, 11/15/2026
(e),(f)
41,564 41,564
Vale Overseas Ltd
3.75%, 07/08/2030 3,800 3,475
$ 78,199
Leisure Products & Services - 0.02%
Royal Caribbean Cruises Ltd
5.50%, 04/01/2028
(j)
800 599
Lodging - 0.55%
Boyd Gaming Corp
4.75%, 06/15/2031
(j)
3,995 3,677
Gohl Capital Ltd
4.25%, 01/24/2027 2,150 1,914
Marriott International Inc/MD
2.85%, 04/15/2031 2,648 2,277
4.63%, 06/15/2030 2,263 2,214
Melco Resorts Finance Ltd
5.38%, 12/04/2029 210 143
5.63%, 07/17/2027 1,000 702
Station Casinos LLC
4.63%, 12/01/2031
(j)
6,600 5,760
Studio City Finance Ltd
5.00%, 01/15/2029 2,200 1,122
6.50%, 01/15/2028 290 160
Wynn Las Vegas LLC / Wynn Las Vegas Capital
Corp
5.25%, 05/15/2027
(j)
1,840 1,707
$ 19,676
Machinery - Construction & Mining - 0.19%
Caterpillar Financial Services Corp
0.95%, 01/10/2024 1,926 1,871
1.45%, 05/15/2025 3,826 3,643
1.70%, 01/08/2027 1,352 1,264
$ 6,778
Machinery - Diversified - 0.63%
John Deere Capital Corp
1.30%, 10/13/2026 827 765
3.40%, 06/06/2025 2,736 2,753
JPW Industries Holding Corp
9.00%, 10/01/2024
(j)
7,240 6,552
nVent Finance Sarl
2.75%, 11/15/2031 891 734
Rockwell Automation Inc
0.35%, 08/15/2023 2,000 1,939
Titan Acquisition Ltd / Titan Co-Borrower LLC
7.75%, 04/15/2026
(j)
10,900 9,755
$ 22,498
Media - 2.06%
Altice Financing SA
5.00%, 01/15/2028
(j)
2,000 1,762
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Altice Finco SA
4.75%, 01/15/2028 EUR 500 $ 415
AMC Networks Inc
4.75%, 08/01/2025 $ 2,045 1,963
CCO Holdings LLC / CCO Holdings Capital Corp
4.25%, 02/01/2031
(j)
2,750 2,386
4.25%, 01/15/2034
(j)
2,000 1,652
4.50%, 08/15/2030
(j)
474 421
4.75%, 03/01/2030
(j)
1,325 1,206
5.13%, 05/01/2027
(j)
600 588
5.38%, 06/01/2029
(j)
1,575 1,501
5.50%, 05/01/2026
(j)
1,053 1,061
Charter Communications Operating LLC / Charter
Communications Operating Capital
3.50%, 06/01/2041 659 482
3.70%, 04/01/2051 500 352
3.85%, 04/01/2061 1,740 1,189
4.40%, 12/01/2061 843 627
4.80%, 03/01/2050 1,293 1,067
5.38%, 04/01/2038 238 218
6.48%, 10/23/2045 1,000 1,004
Comcast Corp
2.94%, 11/01/2056 441 322
4.15%, 10/15/2028 2,110 2,163
4.60%, 10/15/2038 1,327 1,338
CSC Holdings LLC
4.63%, 12/01/2030
(j)
6,891 5,237
5.75%, 01/15/2030
(j)
1,350 1,090
7.50%, 04/01/2028
(j)
625 574
Discovery Communications LLC
5.30%, 05/15/2049 1,623 1,446
Globo Comunicacao e Participacoes SA
4.88%, 01/22/2030 1,800 1,449
Midcontinent Communications / Midcontinent
Finance Corp
5.38%, 08/15/2027
(j)
414 391
Nexstar Media Inc
5.63%, 07/15/2027
(j)
4,500 4,512
Paramount Global
4.38%, 03/15/2043 4,141 3,298
Radiate Holdco LLC / Radiate Finance Inc
6.50%, 09/15/2028
(j)
1,945 1,543
Scripps Escrow II Inc
5.38%, 01/15/2031
(g),(j)
2,490 2,085
Sirius XM Radio Inc
3.88%, 09/01/2031
(j)
1,175 1,022
4.00%, 07/15/2028
(j)
1,100 1,022
SportsNet New York
10.25%, 01/15/2025
(e),(f)
20,090 20,140
Time Warner Cable LLC
6.55%, 05/01/2037 2,024 2,113
Virgin Media Finance PLC
5.00%, 07/15/2030
(j)
4,975 4,215
Virgin Media Secured Finance PLC
4.25%, 01/15/2030 GBP 700 737
Ziggo Bond Co BV
6.00%, 01/15/2027
(j)
$ 1,500 1,444
$ 74,035
Mining - 1.42%
AngloGold Ashanti Holdings PLC
3.38%, 11/01/2028 3,353 2,915
3.75%, 10/01/2030 652 559
Arconic Corp
6.13%, 02/15/2028
(j)
7,250 7,246
Century Aluminum Co
7.50%, 04/01/2028
(j)
9,530 8,471

Schedule of Investments
Diversified Income Fund
July 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mining (continued)
Constellium SE
3.75%, 04/15/2029
(j)
$ 1,275 $ 1,087
5.63%, 06/15/2028
(j)
775 699
5.88%, 02/15/2026
(j)
1,000 971
Corp Nacional del Cobre de Chile
3.70%, 01/30/2050 750 589
5.63%, 10/18/2043 1,000 1,024
Freeport Indonesia PT
5.32%, 04/14/2032
(j)
500 467
6.20%, 04/14/2052
(j)
800 707
Newmont Corp
4.88%, 03/15/2042 650 639
Northwest Acquisitions ULC / Dominion Finco
Inc
0.00%, 11/01/2022
(d),(j)
19,888 —
Novelis Corp
4.75%, 01/30/2030
(j)
2,389 2,210
Real Alloy Holding Inc
11.01%, 05/31/2025
(e),(f),(n)
17,944 17,944
South32 Treasury Ltd
4.35%, 04/14/2032
(j)
2,936 2,787
Stillwater Mining Co
4.00%, 11/16/2026
(j)
2,500 2,142
Vedanta Resources Finance II PLC
8.95%, 03/11/2025
(j)
610 447
$ 50,904
Miscellaneous Manufacturers - 0.33%
3M Co
4.00%, 09/14/2048 1,000 945
GE Capital International Funding Co Unlimited
Co
4.42%, 11/15/2035 4,336 4,280
Illinois Tool Works Inc
3.50%, 03/01/2024 663 666
3.90%, 09/01/2042 1,000 928
Parker-Hannifin Corp
4.25%, 09/15/2027 1,171 1,197
Siemens Financieringsmaatschappij NV
0.25%, 06/05/2024 EUR 1,000 1,012
3.25%, 05/27/2025
(j)
$ 2,679 2,666
$ 11,694
Oil & Gas - 3.34%
BP Capital Markets America Inc
2.72%, 01/12/2032 1,500 1,369
3.00%, 02/24/2050 1,969 1,516
3.54%, 04/06/2027 4,008 4,018
BP Capital Markets PLC
4.88%, 03/22/2030
(h),(k)
10,960 9,964
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.40%
Callon Petroleum Co
7.50%, 06/15/2030
(j)
1,200 1,151
Chesapeake Energy Corp
6.75%, 04/15/2029
(j)
1,125 1,165
Chevron Corp
1.55%, 05/11/2025 1,258 1,210
Chevron USA Inc
4.20%, 10/15/2049 667 634
Colgate Energy Partners III LLC
5.88%, 07/01/2029
(j)
4,875 4,462
Comstock Resources Inc
5.88%, 01/15/2030
(j)
6,075 5,708
6.75%, 03/01/2029
(j)
525 520
ConocoPhillips Co
2.40%, 03/07/2025 3,500 3,412
Cosan Luxembourg SA
7.00%, 01/20/2027 500 508
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Diamondback Energy Inc
4.40%, 03/24/2051 $ 1,352 $ 1,209
Ecopetrol SA
5.88%, 11/02/2051 600 440
6.88%, 04/29/2030 3,500 3,337
Energean Israel Finance Ltd
5.88%, 03/30/2031
(j)
4,300 3,657
Energean PLC
6.50%, 04/30/2027
(j)
200 176
6.50%, 04/30/2027 1,200 1,056
EQT Corp
3.63%, 05/15/2031
(j)
2,896 2,651
Exxon Mobil Corp
4.23%, 03/19/2040 500 493
Gazprom PJSC via Gaz Finance PLC
4.60%, 10/26/2025
(h),(j),(k)
2,825 712
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.26%
Hess Corp
6.00%, 01/15/2040 1,460 1,525
HF Sinclair Corp
5.88%, 04/01/2026
(j)
3,085 3,162
Hilcorp Energy I LP / Hilcorp Finance Co
6.00%, 04/15/2030
(j)
400 363
6.00%, 02/01/2031
(j)
3,125 2,862
6.25%, 04/15/2032
(j)
2,425 2,184
KazMunayGas National Co JSC
6.38%, 10/24/2048 500 416
Kosmos Energy Ltd
7.13%, 04/04/2026 2,400 2,112
7.75%, 05/01/2027
(j)
385 325
Leviathan Bond Ltd
6.50%, 06/30/2027
(j)
4,200 4,027
6.75%, 06/30/2030
(j)
1,000 942
Lukoil Capital DAC
3.60%, 10/26/2031
(j)
350 186
Marathon Oil Corp
6.60%, 10/01/2037 1,948 2,136
6.80%, 03/15/2032 787 872
MC Brazil Downstream Trading SARL
7.25%, 06/30/2031
(j)
1,750 1,402
Medco Laurel Tree Pte Ltd
6.95%, 11/12/2028
(j)
985 848
MEG Energy Corp
5.88%, 02/01/2029
(j)
775 736
Moss Creek Resources Holdings Inc
7.50%, 01/15/2026
(j)
700 637
Occidental Petroleum Corp
5.50%, 12/01/2025 1,750 1,790
6.20%, 03/15/2040 700 717
6.45%, 09/15/2036 1,075 1,196
6.60%, 03/15/2046 3,850 4,254
Oil India Ltd
5.13%, 02/04/2029 2,000 1,977
PDC Energy Inc
5.75%, 05/15/2026 2,300 2,248
Pertamina Persero PT
4.15%, 02/25/2060 300 229
Petrobras Global Finance BV
7.25%, 03/17/2044 1,000 1,004
Petroleos de Venezuela SA
0.00%, 10/27/2020
(d)
1,028 162
0.00%, 11/17/2021
(d)
17,250 690
0.00%, 05/16/2024
(d)
38,002 1,462
0.00%, 11/15/2026
(d)
12,045 464
0.00%, 04/12/2027
(d)
425 16
0.00%, 05/17/2035
(d)
536 21

Schedule of Investments
Diversified Income Fund
July 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Petroleos Mexicanos
5.35%, 02/12/2028 $ 1,000 $ 837
6.63%, 06/15/2035 4,200 3,073
6.70%, 02/16/2032 3,920 3,140
6.84%, 01/23/2030 900 765
7.19%, 09/12/2024 MXN 11,600 521
Phillips 66
3.85%, 04/09/2025 $ 2,600 2,626
Qatar Energy
1.38%, 09/12/2026
(j)
1,460 1,348
SA Global Sukuk Ltd
2.69%, 06/17/2031
(j)
1,000 911
Santos Finance Ltd
3.65%, 04/29/2031
(j)
876 758
Saudi Arabian Oil Co
2.88%, 04/16/2024
(j)
950 937
4.38%, 04/16/2049
(j)
1,500 1,410
SEPLAT Energy PLC
7.75%, 04/01/2026
(j)
530 448
Southwestern Energy Co
7.75%, 10/01/2027 1,030 1,074
Suncor Energy Inc
3.75%, 03/04/2051 600 502
5.00%, 04/09/2030 CAD 2,700 2,173
5.95%, 05/15/2035 $ 794 855
Sunoco LP / Sunoco Finance Corp
4.50%, 05/15/2029 752 677
5.88%, 03/15/2028 75 72
Tengizchevroil Finance Co International Ltd
4.00%, 08/15/2026
(j)
340 285
TotalEnergies SE
2.63%, 02/26/2025
(h),(k)
EUR 1,600 1,578
EUR Swap Annual (VS 6 Month) 5 Year
+ 2.15%
Tullow Oil PLC
10.25%, 05/15/2026
(j)
$ 715 669
Turkiye Petrol Rafinerileri AS
4.50%, 10/18/2024 1,700 1,512
Valero Energy Corp
2.80%, 12/01/2031 1,000 873
6.63%, 06/15/2037 200 228
W&T Offshore Inc
9.75%, 11/01/2023
(j)
2,200 2,123
YPF SA
2.50%, 06/30/2029
(n)
665 369
$ 120,097
Oil & Gas Services - 0.16%
Guara Norte Sarl
5.20%, 06/15/2034
(j)
384 315
5.20%, 06/15/2034 1,404 1,151
Halliburton Co
4.75%, 08/01/2043 1,028 963
4.85%, 11/15/2035 1,237 1,242
Schlumberger Holdings Corp
3.90%, 05/17/2028
(j)
946 925
USA Compression Partners LP / USA
Compression Finance Corp
6.88%, 04/01/2026 1,180 1,106
$ 5,702
Packaging & Containers - 1.22%
Amcor Flexibles North America Inc
2.69%, 05/25/2031 1,542 1,312
4.00%, 05/17/2025 1,848 1,841
Ardagh Metal Packaging Finance USA LLC /
Ardagh Metal Packaging Finance PLC
4.00%, 09/01/2029
(j)
7,250 6,235
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Packaging & Containers (continued)
Ardagh Packaging Finance PLC / Ardagh
Holdings USA Inc
5.25%, 04/30/2025
(j)
$ 1,625 $ 1,552
Ball Corp
4.38%, 12/15/2023 EUR 1,300 1,362
Crown Americas LLC / Crown Americas Capital
Corp VI
4.75%, 02/01/2026 $ 325 323
Crown Cork & Seal Co Inc
7.38%, 12/15/2026 1,385 1,495
Crown European Holdings SA
3.38%, 05/15/2025 EUR 300 301
Intelligent Packaging Ltd Finco Inc / Intelligent
Packaging Ltd Co-Issuer LLC
6.00%, 09/15/2028
(j)
$ 2,020 1,687
Klabin Austria GmbH
7.00%, 04/03/2049
(j)
963 930
7.00%, 04/03/2049 750 722
Silgan Holdings Inc
3.25%, 03/15/2025 EUR 600 601
Sonoco Products Co
1.80%, 02/01/2025 $ 4,341 4,115
Trident TPI Holdings Inc
6.63%, 11/01/2025
(j)
11,674 10,244
9.25%, 08/01/2024
(j)
5,210 4,793
Trivium Packaging Finance BV
5.50%, 08/15/2026
(j)
6,325 6,230
$ 43,743
Pharmaceuticals - 1.13%
AbbVie Inc
4.05%, 11/21/2039 4,423 4,188
4.25%, 11/21/2049 2,160 2,028
AstraZeneca PLC
4.00%, 01/17/2029 1,150 1,185
Bausch Health Americas Inc
8.50%, 01/31/2027
(j)
1,580 998
Bausch Health Cos Inc
5.25%, 01/30/2030
(j)
1,830 940
Bayer Capital Corp BV
1.50%, 06/26/2026 EUR 1,300 1,304
Bristol-Myers Squibb Co
0.75%, 11/13/2025 $ 2,040 1,887
Cardinal Health Inc
4.60%, 03/15/2043 1,379 1,248
Cigna Corp
3.40%, 03/15/2050 1,725 1,411
3.88%, 10/15/2047 490 422
4.80%, 08/15/2038 2,500 2,550
CVS Health Corp
4.78%, 03/25/2038 2,676 2,678
5.05%, 03/25/2048 1,204 1,223
Eli Lilly & Co
1.70%, 11/01/2049 EUR 325 277
Johnson & Johnson
1.65%, 05/20/2035 1,500 1,489
Merck & Co Inc
1.70%, 06/10/2027 $ 1,250 1,170
Organon & Co / Organon Foreign Debt Co-Issuer
BV
5.13%, 04/30/2031
(j)
1,250 1,170
Pfizer Inc
2.55%, 05/28/2040 5,000 4,111
Sanofi
1.88%, 03/21/2038 EUR 1,700 1,636
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/2026 $ 1,566 1,524
Teva Pharmaceutical Finance Netherlands II BV
1.88%, 03/31/2027 EUR 1,300 1,139

Schedule of Investments
Diversified Income Fund
July 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/2026 $ 1,915 $ 1,729
Utah Acquisition Sub Inc
3.95%, 06/15/2026 1,275 1,207
Viatris Inc
3.85%, 06/22/2040 1,160 846
4.00%, 06/22/2050 2,976 2,064
$ 40,424
Pipelines - 1.94%
Abu Dhabi Crude Oil Pipeline LLC
4.60%, 11/02/2047 380 371
Antero Midstream Partners LP / Antero
Midstream Finance Corp
5.75%, 03/01/2027
(j)
2,050 2,040
5.75%, 01/15/2028
(j)
800 786
Buckeye Partners LP
4.50%, 03/01/2028
(j)
1,225 1,127
5.60%, 10/15/2044 375 276
5.85%, 11/15/2043 1,450 1,059
CQP Holdco LP / BIP-V Chinook Holdco LLC
5.50%, 06/15/2031
(j)
2,405 2,279
DT Midstream Inc
4.30%, 04/15/2032
(j)
1,082 1,025
EIG Pearl Holdings Sarl
3.55%, 08/31/2036
(j)
200 175
Enbridge Inc
2.50%, 08/01/2033 2,700 2,290
6.00%, 01/15/2077
(k)
3,400 3,233
3 Month USD LIBOR + 3.89%
6.25%, 03/01/2078
(k)
5,600 5,313
3 Month USD LIBOR + 3.64%
Energy Transfer LP
4.90%, 03/15/2035 487 458
4.95%, 05/15/2028 1,147 1,146
5.35%, 05/15/2045 1,212 1,104
6.13%, 12/15/2045 677 670
Enterprise Products Operating LLC
3.20%, 02/15/2052 772 585
5.25%, 08/16/2077
(k)
487 421
3 Month USD LIBOR + 3.03%
EQM Midstream Partners LP
4.75%, 01/15/2031
(j)
1,775 1,604
Galaxy Pipeline Assets Bidco Ltd
1.75%, 09/30/2027
(j)
1,356 1,280
Genesis Energy LP / Genesis Energy Finance
Corp
8.00%, 01/15/2027 5,455 5,346
Gray Oak Pipeline LLC
2.00%, 09/15/2023
(j)
1,028 1,004
3.45%, 10/15/2027
(j)
1,948 1,825
Hess Midstream Operations LP
5.63%, 02/15/2026
(j)
1,135 1,131
Holly Energy Partners LP / Holly Energy Finance
Corp
5.00%, 02/01/2028
(j)
3,325 3,066
New Fortress Energy Inc
6.50%, 09/30/2026
(j)
615 582
6.75%, 09/15/2025
(j)
1,675 1,635
NuStar Logistics LP
6.38%, 10/01/2030 1,250 1,152
ONEOK Partners LP
6.65%, 10/01/2036 2,214 2,338
Peru LNG Srl
5.38%, 03/22/2030
(j)
435 363
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Plains All American Pipeline LP / PAA Finance
Corp
4.30%, 01/31/2043 $ 659 $ 509
6.65%, 01/15/2037 951 983
Rockies Express Pipeline LLC
4.80%, 05/15/2030
(j)
2,025 1,701
4.95%, 07/15/2029
(j)
400 351
Targa Resources Partners LP / Targa Resources
Partners Finance Corp
4.00%, 01/15/2032 1,155 1,031
6.50%, 07/15/2027 1,982 2,036
Transcanada Trust
5.60%, 03/07/2082
(k)
5,800 5,415
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.99%
5.88%, 08/15/2076
(k)
4,230 4,150
3 Month USD LIBOR + 4.64%
Venture Global Calcasieu Pass LLC
3.88%, 08/15/2029
(j)
1,725 1,592
4.13%, 08/15/2031
(j)
1,155 1,065
Western Midstream Operating LP
5.30%, 03/01/2048 1,425 1,250
5.75%, 02/01/2050 1,250 1,118
Williams Cos Inc/The
5.75%, 06/24/2044 1,823 1,876
6.30%, 04/15/2040 900 985
$ 69,746
Real Estate - 0.20%
Agile Group Holdings Ltd
5.50%, 04/21/2025 300 78
5.50%, 05/17/2026 200 50
6.05%, 10/13/2025 200 51
CIFI Holdings Group Co Ltd
4.45%, 08/17/2026 350 123
Corp Inmobiliaria Vesta SAB de CV
3.63%, 05/13/2031
(j)
410 324
Country Garden Holdings Co Ltd
7.25%, 04/08/2026 410 148
Kaisa Group Holdings Ltd
0.00%, 07/23/2023
(d)
350 35
0.00%, 06/30/2024
(d)
1,020 100
0.00%, 07/23/2025
(d)
350 35
Logan Group Co Ltd
4.25%, 07/12/2025 575 66
4.85%, 12/14/2026 270 30
5.75%, 01/14/2025 225 26
Longfor Group Holdings Ltd
3.85%, 01/13/2032 410 267
MAF Global Securities Ltd
6.37%, 03/20/2026
(h),(k)
4,000 3,798
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.54%
Ontario Teachers' Cadillac Fairview Properties
Trust
2.50%, 10/15/2031
(j)
830 729
Powerlong Real Estate Holdings Ltd
6.25%, 08/10/2024 300 39
6.95%, 07/23/2023 350 46
Scenery Journey Ltd
0.00%, 11/06/2022
(d)
1,200 59
Sunac China Holdings Ltd
0.00%, 04/26/2024
(d)
225 21
0.00%, 10/20/2024
(d)
725 80
0.00%, 07/09/2025
(d)
200 22
Wanda Properties International Co Ltd
7.25%, 01/29/2024 1,500 959
$ 7,086

Schedule of Investments
Diversified Income Fund
July 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs - 0.52%
American Tower Corp
3.10%, 06/15/2050 $ 1,050 $ 768
CIBANCO SA Institucion de Banca Multiple
Trust CIB/3332
4.38%, 07/22/2031
(j)
500 343
Corporate Office Properties LP
2.90%, 12/01/2033 460 361
Crown Castle International Corp
2.90%, 04/01/2041 1,350 1,022
EPR Properties
3.60%, 11/15/2031 812 668
Host Hotels & Resorts LP
3.50%, 09/15/2030 2,317 2,009
Iron Mountain Inc
5.25%, 03/15/2028
(j)
2,165 2,068
LXP Industrial Trust
2.38%, 10/01/2031 677 538
MPT Operating Partnership LP / MPT Finance
Corp
3.69%, 06/05/2028 GBP 1,200 1,278
National Health Investors Inc
3.00%, 02/01/2031 $ 1,220 931
Office Properties Income Trust
3.45%, 10/15/2031 677 482
Omega Healthcare Investors Inc
3.25%, 04/15/2033 2,628 2,064
3.38%, 02/01/2031 1,004 833
Scentre Group Trust 2
4.75%, 09/24/2080
(j),(k)
1,400 1,288
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.38%
Trust Fibra Uno
6.95%, 01/30/2044 1,300 1,075
Vornado Realty LP
2.15%, 06/01/2026 730 658
Welltower Inc
4.00%, 06/01/2025 1,400 1,399
Weyerhaeuser Co
4.00%, 03/09/2052 1,028 882
$ 18,667
Retail - 1.33%
1011778 BC ULC / New Red Finance Inc
3.50%, 02/15/2029
(j)
475 433
4.00%, 10/15/2030
(j)
2,400 2,088
4.38%, 01/15/2028
(j)
3,700 3,429
Bath & Body Works Inc
6.75%, 07/01/2036 1,095 994
Dollar Tree Inc
4.20%, 05/15/2028 2,800 2,803
Genuine Parts Co
1.75%, 02/01/2025 622 593
Home Depot Inc/The
4.25%, 04/01/2046 800 789
4.50%, 12/06/2048 900 923
IRB Holding Corp
7.00%, 06/15/2025
(j)
2,075 2,123
Kohl's Corp
5.55%, 07/17/2045 957 693
LBM Acquisition LLC
6.25%, 01/15/2029
(j)
2,675 2,020
Lowe's Cos Inc
3.00%, 10/15/2050 600 445
4.45%, 04/01/2062 1,001 904
LSF9 Atlantis Holdings LLC / Victra Finance
Corp
7.75%, 02/15/2026
(j)
5,475 4,952
McDonald's Corp
3.63%, 09/01/2049 923 802
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
O'Reilly Automotive Inc
4.70%, 06/15/2032 $ 627 $ 645
Park River Holdings Inc
6.75%, 08/01/2029
(j)
2,075 1,409
QVC Inc
4.38%, 09/01/2028 2,150 1,677
Specialty Building Products Holdings LLC / SBP
Finance Corp
6.38%, 09/30/2026
(j)
4,550 4,049
SRS Distribution Inc
6.00%, 12/01/2029
(j)
1,825 1,579
Staples Inc
10.75%, 04/15/2027
(j)
1,700 1,264
Suburban Propane Partners LP/Suburban Energy
Finance Corp
5.00%, 06/01/2031
(j)
800 729
Target Corp
1.95%, 01/15/2027 5,759 5,471
Walmart Inc
2.55%, 04/11/2023 1,355 1,351
2.85%, 07/08/2024 3,826 3,815
5.63%, 03/27/2034 GBP 450 681
White Cap Buyer LLC
6.88%, 10/15/2028
(j)
$ 1,477 1,248
$ 47,909
Savings & Loans - 0.13%
Nationwide Building Society
2.00%, 07/25/2029
(k)
EUR 2,700 2,675
EUR Swap Annual (VS 6 Month) 5 Year
+ 1.50%
New York Community Bancorp Inc
5.90%, 11/06/2028
(k)
$ 2,132 2,153
3 Month USD LIBOR + 2.78%
$ 4,828
Semiconductors - 0.28%
Broadcom Inc
2.45%, 02/15/2031
(j)
1,530 1,278
3.19%, 11/15/2036
(j)
1,780 1,426
3.75%, 02/15/2051
(j)
1,200 934
KLA Corp
4.95%, 07/15/2052 990 1,065
NXP BV / NXP Funding LLC / NXP USA Inc
2.70%, 05/01/2025 1,300 1,252
TSMC Arizona Corp
4.13%, 04/22/2029 600 605
4.25%, 04/22/2032
(g)
700 715
TSMC Global Ltd
0.75%, 09/28/2025
(j)
2,685 2,447
4.63%, 07/22/2032
(j)
310 320
$ 10,042
Software - 1.20%
ACI Worldwide Inc
5.75%, 08/15/2026
(j)
375 367
Clarivate Science Holdings Corp
3.88%, 07/01/2028
(j)
3,375 3,071
4.88%, 07/01/2029
(j)
2,800 2,478
CWT Travel Group Inc
8.50%, 11/19/2026
(j)
7,000 6,458
Fidelity National Information Services Inc
5.63%, 07/15/2052 792 824
Fiserv Inc
4.40%, 07/01/2049 794 713
Microsoft Corp
2.92%, 03/17/2052 3,581 2,992
Minerva Merger Sub Inc
6.50%, 02/15/2030
(j)
2,020 1,828

Schedule of Investments
Diversified Income Fund
July 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Open Text Corp
3.88%, 02/15/2028
(j)
$ 1,300 $ 1,196
Oracle Corp
2.30%, 03/25/2028 3,459 3,105
3.60%, 04/01/2040 1,500 1,163
3.80%, 11/15/2037 2,863 2,355
4.00%, 11/15/2047 1,312 1,017
Playtika Holding Corp
4.25%, 03/15/2029
(j)
9,027 8,097
SS&C Technologies Inc
5.50%, 09/30/2027
(j)
5,600 5,516
ZoomInfo Technologies LLC/ZoomInfo Finance
Corp
3.88%, 02/01/2029
(j)
2,075 1,857
$ 43,037
Sovereign - 4.08%
1MDB Global Investments Ltd
4.40%, 03/09/2023 4,400 4,224
Angolan Government International Bond
8.00%, 11/26/2029
(j)
2,150 1,720
8.00%, 11/26/2029 1,500 1,200
8.75%, 04/14/2032
(j)
400 323
9.13%, 11/26/2049
(j)
580 442
9.50%, 11/12/2025 1,000 931
Argentine Republic Government International
Bond
0.50%, 07/09/2030
(n)
905 213
1.50%, 07/09/2035
(n)
12,600 2,787
1.50%, 07/09/2046
(n)
740 166
Bahamas Government International Bond
6.00%, 11/21/2028 1,800 1,146
9.00%, 06/16/2029
(j)
500 382
Benin Government International Bond
4.88%, 01/19/2032
(j)
EUR 1,750 1,259
Bermuda Government International Bond
5.00%, 07/15/2032
(j)
$ 600 621
Bonos de la Tesoreria de la Republica en pesos
4.70%, 09/01/2030
(j)
CLP 745,000 730
5.80%, 06/01/2024
(j)
2,575,000 2,789
Brazil Notas do Tesouro Nacional Serie F
10.00%, 01/01/2023 BRL 8,850 1,685
10.00%, 01/01/2027 16,600 2,912
10.00%, 01/01/2029 4,025 680
10.00%, 01/01/2031 9,827 1,613
10.00%, 01/01/2033 4,096 657
Chile Government International Bond
2.55%, 07/27/2033 $ 1,240 1,055
2.75%, 01/31/2027 2,570 2,446
China Government Bond
3.27%, 11/19/2030 CNH 7,650 1,174
Colombia Government International Bond
4.50%, 03/15/2029 $ 100 90
5.63%, 02/26/2044 1,300 1,010
6.13%, 01/18/2041 1,050 880
Colombian TES
6.00%, 04/28/2028 COP 2,503,000 445
6.25%, 07/09/2036 3,231,600 454
Czech Republic Government Bond
1.00%, 06/26/2026 CZK 51,100 1,806
1.25%, 02/14/2025 34,000 1,262
2.00%, 10/13/2033 33,690 1,144
2.40%, 09/17/2025 34,000 1,285
Dominican Republic International Bond
5.50%, 02/22/2029
(j)
$ 870 806
5.88%, 01/30/2060
(j)
400 303
5.88%, 01/30/2060 300 227
6.00%, 02/22/2033
(j)
175 159
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Dominican Republic International Bond
(continued)
6.50%, 02/15/2048
(j)
$ 385 $ 320
6.50%, 02/15/2048
(g)
1,400 1,167
6.85%, 01/27/2045 3,150 2,767
Ecuador Government International Bond
5.50%, 07/31/2030
(n)
1,445 866
Egypt Government International Bond
8.50%, 01/31/2047 2,825 1,638
8.88%, 05/29/2050
(j)
1,300 767
El Salvador Government International Bond
5.88%, 01/30/2025
(j)
450 206
7.65%, 06/15/2035 3,838 1,235
Export-Import Bank of Korea
2.13%, 01/18/2032 1,000 885
8.00%, 05/15/2024
(j)
IDR 16,000,000 1,115
Gabon Government International Bond
6.95%, 06/16/2025
(j)
$ 300 248
6.95%, 06/16/2025 2,000 1,651
Ghana Government International Bond
7.63%, 05/16/2029
(j)
1,000 467
Guatemala Government Bond
6.13%, 06/01/2050 900 858
Honduras Government International Bond
6.25%, 01/19/2027 1,800 1,505
Hungary Government Bond
4.75%, 11/24/2032 HUF 517,480 993
Hungary Government International Bond
5.50%, 06/16/2034
(j)
$ 260 263
Indonesia Government International Bond
4.35%, 01/08/2027
(j)
1,500 1,523
4.63%, 04/15/2043
(j)
755 717
Indonesia Treasury Bond
5.50%, 04/15/2026 IDR 55,100,000 3,611
7.50%, 08/15/2032 7,440,000 509
8.25%, 05/15/2036 6,904,000 498
8.38%, 03/15/2034 12,196,000 884
8.75%, 05/15/2031 7,731,000 573
Iraq International Bond
5.80%, 01/15/2028 $ 4,329 3,729
Istanbul Metropolitan Municipality
10.75%, 04/12/2027
(j)
2,175 1,942
Ivory Coast Government International Bond
5.75%, 12/31/2032
(n)
3,135 2,756
6.88%, 10/17/2040
(j)
EUR 720 534
Malaysia Government Bond
3.76%, 05/22/2040 MYR 6,113 1,260
Mexican Bonos
7.50%, 06/03/2027 MXN 40,139 1,874
7.75%, 05/29/2031 38,150 1,766
7.75%, 11/23/2034 62,000 2,824
8.00%, 09/05/2024 4,580 219
8.50%, 05/31/2029 36,991 1,796
Mexico Government International Bond
2.66%, 05/24/2031 $ 115 98
4.28%, 08/14/2041 3,206 2,653
4.40%, 02/12/2052 685 546
4.75%, 03/08/2044 2,100 1,827
5.00%, 04/27/2051 1,500 1,313
Montenegro Government International Bond
2.88%, 12/16/2027 EUR 2,000 1,553
Morocco Government International Bond
3.00%, 12/15/2032 $ 2,000 1,582
Nigeria Government International Bond
6.50%, 11/28/2027 2,200 1,652
7.70%, 02/23/2038 300 191
7.88%, 02/16/2032 2,800 2,002
8.38%, 03/24/2029
(j)
1,295 1,002

Schedule of Investments
Diversified Income Fund
July 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Nigeria Government International Bond
(continued)
9.25%, 01/21/2049 $ 200 $ 138
Oman Government International Bond
6.00%, 08/01/2029 3,200 3,192
6.25%, 01/25/2031
(j)
400 398
6.75%, 01/17/2048 1,600 1,416
7.00%, 01/25/2051
(j)
200 180
Panama Government International Bond
4.50%, 01/19/2063 870 687
Perusahaan Penerbit SBSN Indonesia III
4.40%, 06/06/2027
(g),(j)
430 440
4.70%, 06/06/2032
(j)
1,100 1,138
Peruvian Government International Bond
2.78%, 01/23/2031 600 528
3.00%, 01/15/2034 400 343
6.90%, 08/12/2037
(j)
PEN 2,944 657
Qatar Government International Bond
4.40%, 04/16/2050
(j)
$ 500 510
5.10%, 04/23/2048 600 664
Republic of Cameroon International Bond
5.95%, 07/07/2032
(j)
EUR 2,000 1,368
Republic of Italy Government International Bond
3.88%, 05/06/2051 $ 1,013 769
Republic of Kenya Government International
Bond
6.88%, 06/24/2024
(j)
1,310 1,132
Republic of Poland Government Bond
1.75%, 04/25/2032 PLN 9,918 1,538
Republic of South Africa Government Bond
7.00%, 02/28/2031 ZAR 14,512 696
8.00%, 01/31/2030 9,129 483
8.25%, 03/31/2032 20,272 1,036
8.88%, 02/28/2035 77,530 3,979
Republic of South Africa Government
International Bond
4.85%, 09/30/2029 $ 2,800 2,566
5.88%, 04/20/2032 505 468
7.30%, 04/20/2052 3,150 2,748
Romania Government Bond
4.25%, 04/28/2036 RON 5,115 714
5.85%, 04/26/2023 8,000 1,631
Romanian Government International Bond
2.75%, 04/14/2041 EUR 3,000 1,945
3.00%, 02/27/2027
(j)
$ 520 474
5.13%, 06/15/2048 1,100 921
6.00%, 05/25/2034
(j)
400 387
Russian Federal Bond - OFZ
0.00%, 03/23/2033
(d),(e)
RUB 87,427 —
Saudi Government International Bond
4.38%, 04/16/2029
(j)
$ 510 534
4.50%, 10/26/2046 2,500 2,412
4.63%, 10/04/2047
(j)
650 633
Senegal Government International Bond
4.75%, 03/13/2028 EUR 2,525 2,113
5.38%, 06/08/2037
(j)
800 574
Serbia International Bond
1.65%, 03/03/2033 825 551
Sri Lanka Government International Bond
0.00%, 06/28/2024
(d)
$ 600 181
Thailand Government Bond
1.59%, 12/17/2035 THB 22,232 509
1.60%, 12/17/2029 15,000 383
3.78%, 06/25/2032 18,401 551
Tunisian Republic
5.75%, 01/30/2025 $ 3,140 1,690
Turkey Government International Bond
6.38%, 10/14/2025 450 404
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
UAE International Government B ond
4.95%, 07/07/2052
(j)
$ 400 $ 434
Ukraine Government International Bond
0.00%, 05/31/2040
(d),(n)
980 262
7.38%, 09/25/2032 300 58
7.75%, 09/01/2024 320 66
7.75%, 09/01/2025 550 112
7.75%, 09/01/2026 3,550 716
Venezuela Government International Bond
0.00%, 10/13/2019
(d)
15,701 1,335
Zambia Government International Bond
0.00%, 09/20/2022
(d)
910 489
0.00%, 04/14/2024
(d)
200 116
$ 146,680
Supranational Bank - 0.35%
African Development Bank
0.75%, 04/03/2023 2,702 2,660
Asian Infrastructure Investment Bank/The
0.50%, 10/30/2024 2,250 2,123
European Bank for Reconstruction &
Development
1.50%, 02/13/2025 1,802 1,739
Inter-American Development Bank
1.13%, 07/20/2028 2,932 2,653
International Bank for Reconstruction &
Development
0.75%, 11/24/2027 2,390 2,144
3.13%, 11/20/2025 1,400 1,409
$ 12,728
Telecommunications - 2.90%
Altice France SA/France
4.25%, 10/15/2029 EUR 600 506
America Movil SAB de CV
2.88%, 05/07/2030 $ 3,200 2,951
3.63%, 04/22/2029 1,100 1,074
5.38%, 04/04/2032
(j)
2,825 2,677
AT&T Inc
2.45%, 03/15/2035 EUR 2,400 2,317
3.50%, 09/15/2053 $ 400 316
3.85%, 06/01/2060 541 438
4.38%, 09/14/2029 GBP 1,500 1,909
4.50%, 05/15/2035 $ 2,917 2,894
4.75%, 05/15/2046 1,565 1,521
4.90%, 08/15/2037 3,110 3,185
7.00%, 04/30/2040 GBP 150 240
Axian Telecom
7.38%, 02/16/2027
(j)
$ 2,300 2,113
British Telecommunications PLC
3.25%, 11/08/2029
(j)
3,100 2,787
C&W Senior Financing DAC
6.88%, 09/15/2027
(j)
3,550 3,164
CommScope Inc
4.75%, 09/01/2029
(j)
3,000 2,608
CommScope Technologies LLC
6.00%, 06/15/2025
(j)
2,993 2,769
Corning Inc
5.45%, 11/15/2079 1,923 1,820
CT Trust
5.13%, 02/03/2032
(j)
1,880 1,680
Digicel International Finance Ltd/Digicel
international Holdings Ltd
8.75%, 05/25/2024
(j)
880 821
8.75%, 05/25/2024 4,075 3,805
Embarq Corp
8.00%, 06/01/2036 1,155 950
GTT Communications Inc
0.00%, 12/31/2024
(d),(j)
24,309 1,823

Schedule of Investments
Diversified Income Fund
July 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Iliad Holding SASU
7.00%, 10/15/2028
(j)
$ 1,100 $ 1,056
Kenbourne Invest SA
6.88%, 11/26/2024
(j)
550 515
Koninklijke KPN NV
5.75%, 09/17/2029 GBP 1,900 2,528
Level 3 Financing Inc
4.25%, 07/01/2028
(j)
$ 1,775 1,549
4.63%, 09/15/2027
(j)
125 114
Liquid Telecommunications Financing Plc
5.50%, 09/04/2026
(j)
2,455 2,128
MTN Mauritius Investments Ltd
4.76%, 11/11/2024 1,200 1,178
Nokia Oyj
2.00%, 03/15/2024 EUR 400 410
NTT Finance Corp
1.16%, 04/03/2026
(j)
$ 1,463 1,338
4.37%, 07/27/2027
(j)
464 478
Oi SA
10.00%, 07/27/2025
(n)
700 333
Sprint Capital Corp
8.75%, 03/15/2032 1,130 1,463
Sprint Corp
7.88%, 09/15/2023 750 778
Telecom Italia SpA/Milano
5.25%, 03/17/2055 EUR 300 249
5.30%, 05/30/2024
(j)
$ 1,815 1,765
Telefonica Emisiones SA
4.90%, 03/06/2048 1,420 1,224
Telefonica Europe BV
2.88%, 06/24/2027
(h),(k)
EUR 700 618
EUR Swap Annual (VS 6 Month) 8 Year
+ 3.07%
TELUS Corp
3.30%, 05/02/2029 CAD 3,800 2,787
4.60%, 11/16/2048 $ 850 821
T-Mobile USA Inc
2.63%, 02/15/2029 1,500 1,342
3.00%, 02/15/2041 2,678 2,080
3.60%, 11/15/2060 1,520 1,162
Total Play Telecomunicaciones SA de CV
6.38%, 09/20/2028
(g),(j)
540 423
Turk Telekomunikasyon AS
4.88%, 06/19/2024 2,850 2,453
Turkcell Iletisim Hizmetleri AS
5.80%, 04/11/2028 1,500 1,140
Verizon Communications Inc
2.50%, 05/16/2030 CAD 1,000 685
2.85%, 09/03/2041 $ 863 677
3.00%, 11/20/2060 1,441 1,028
3.40%, 03/22/2041 1,796 1,529
3.88%, 03/01/2052 1,406 1,240
4.40%, 11/01/2034 1,025 1,023
4.81%, 03/15/2039 400 410
4.86%, 08/21/2046 550 567
Viasat Inc
5.63%, 09/15/2025
(j)
4,550 4,004
5.63%, 04/15/2027
(j)
1,925 1,815
6.50%, 07/15/2028
(j)
2,330 1,733
Vmed O2 UK Financing I PLC
4.25%, 01/31/2031
(j)
3,700 3,241
Vodafone Group PLC
5.00%, 05/30/2038 825 818
5.13%, 06/04/2081
(k)
8,100 6,163
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.07%
5.25%, 05/30/2048 647 642
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Zayo Group Holdings Inc
4.00%, 03/01/2027
(j)
$ 3,600 $ 3,151
6.13%, 03/01/2028
(j)
1,250 969
$ 103,995
Toys, Games & Hobbies - 0.04%
Mattel Inc
3.75%, 04/01/2029
(j)
1,700 1,570
Transportation - 0.70%
BNSF Funding Trust I
6.61%, 12/15/2055
(k)
3,510 3,439
3 Month USD LIBOR + 2.35%
Burlington Northern Santa Fe LLC
4.45%, 01/15/2053 630 643
Canadian Pacific Railway Co
1.35%, 12/02/2024 1,972 1,872
3.00%, 12/02/2041 328 271
CSX Corp
4.10%, 11/15/2032 1,144 1,159
4.50%, 11/15/2052 395 393
FedEx Corp
5.25%, 05/15/2050 550 573
FedEx Corp 2020-1 Class AA Pass Through Trust
1.88%, 08/20/2035 2,694 2,403
Georgian Railway JSC
4.00%, 06/17/2028
(j)
1,300 1,092
Kansas City Southern/Old
4.70%, 05/01/2048 783 772
Lima Metro Line 2 Finance Ltd
4.35%, 04/05/2036
(j)
761 688
MV24 Capital BV
6.75%, 06/01/2034
(j)
444 409
Norfolk Southern Corp
3.70%, 03/15/2053 1,083 940
4.10%, 05/15/2049 668 623
Rumo Luxembourg Sarl
4.20%, 01/18/2032
(g),(j)
580 475
Simpar Europe SA
5.20%, 01/26/2031
(j)
255 214
Union Pacific Corp
3.38%, 02/14/2042 2,000 1,755
3.50%, 02/14/2053 2,000 1,726
United Parcel Service Inc
2.20%, 09/01/2024 4,546 4,478
3.90%, 04/01/2025 1,133 1,152
$ 25,077
Trucking & Leasing - 0.07%
GATX Corp
3.25%, 09/15/2026 1,158 1,117
Penske Truck Leasing Co Lp / PTL Finance Corp
3.40%, 11/15/2026
(j)
1,463 1,407
$ 2,524
Water - 0.07%
American Water Capital Corp
2.80%, 05/01/2030 800 740
Essential Utilities Inc
2.70%, 04/15/2030 1,250 1,117
3.35%, 04/15/2050 716 558
$ 2,415
TOTAL BONDS $ 2,709,457
CONVERTIBLE BONDS - 0.01%
Principal
Amount (000's) Value (000's)
Mining - 0.01%
Mirabela Nickel Ltd
0.00%, 06/24/2019
(d),(j)
$ 6,966 $ 348
TOTAL CONVERTIBLE BONDS $ 348

Schedule of Investments
Diversified Income Fund
July 31, 2022 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
- 14.60%
Principal
Amount (000's) Value (000's)
Advertising - 0.21%
ABG Intermediate Holdings 2 LLC
5.83%, 12/08/2028
(o)
$ 750 $ 722
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
8.38%, 12/10/2029
(o)
2,210 2,011
CME Term Secured Overnight Financing
Rate 1 Month + 6.00%
Clear Channel Outdoor Holdings Inc
6.30%, 08/07/2026
(o)
5,471 4,979
1 Month USD LIBOR + 3.50%
$ 7,712
Aerospace & Defense - 0.03%
TransDigm Inc
4.62%, 05/30/2025
(o)
612 594
1 Month USD LIBOR + 2.25%
4.62%, 12/09/2025
(o)
686 666
1 Month USD LIBOR + 2.25%
$ 1,260
Airlines - 0.43%
AAdvantage Loyalty IP Ltd
7.46%, 03/10/2028
(o)
1,350 1,328
1 Month USD LIBOR + 4.75%
7.46%, 03/10/2028
(o)
2,949 2,901
1 Month USD LIBOR + 4.75%
Air Canada
4.25%, 08/11/2028
(o)
1,000 961
1 Month USD LIBOR + 3.50%
Allegiant Travel Co
4.44%, 02/05/2024
(o)
497 488
1 Month USD LIBOR + 3.00%
American Airlines Inc
2.84%, 12/14/2023
(o)
3,500 3,434
3 Month USD LIBOR + 2.00%
Mileage Plus Holdings LLC
7.31%, 06/21/2027
(o)
560 564
1 Month USD LIBOR + 5.25%
SkyMiles IP Ltd
6.46%, 09/16/2027
(o)
1,000 1,009
3 Month USD LIBOR + 3.75%
United Airlines Inc
6.53%, 04/21/2028
(o)
995 956
1 Month USD LIBOR + 3.75%
WestJet Airlines Ltd
5.03%, 12/11/2026
(o)
4,552 3,980
3 Month USD LIBOR + 3.00%
$ 15,621
Apparel - 0.03%
Birkenstock US BidCo Inc
5.10%, 04/27/2028
(o)
1,244 1,161
1 Month USD LIBOR + 3.75%
Automobile Parts & Equipment - 0.20%
Clarios Global LP
4.92%, 04/30/2026
(o)
2,500 2,401
1 Month USD LIBOR + 3.25%
Dexko Global Inc
6.00%, 09/22/2028
(o)
499 449
1 Month USD LIBOR + 3.75%
First Brands Group LLC
6.29%, 03/24/2027
(o)
2,946 2,797
CME Term Secured Overnight Financing
Rate 1 Month + 5.00%
9.74%, 03/24/2028
(o)
1,475 1,396
1 Month USD LIBOR + 8.50%
$ 7,043
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Beverages - 0.14%
Naked Juice LLC
5.40%, 01/19/2029
(o)
$ 1,500 $ 1,430
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
8.15%, 01/18/2030
(o)
135 122
CME Term Secured Overnight Financing
Rate 1 Month + 6.00%
Pegasus Bidco BV
0.00%, 05/05/2029
(o),(p)
625 600
Secured Overnight Financing Rate + 4.25%
Triton Water Holdings Inc
5.75%, 03/31/2028
(o)
3,223 2,850
1 Month USD LIBOR + 3.50%
$ 5,002
Building Materials - 0.21%
Chariot Buyer LLC
5.87%, 10/22/2028
(o)
1,987 1,846
1 Month USD LIBOR + 3.50%
Generation Brands
9.63%, 06/29/2029
(o)
2,560 2,266
3 Month USD LIBOR + 6.75%
9.63%, 06/29/2029
(o)
1,975 1,748
3 Month USD LIBOR + 6.75%
Standard Industries Inc/NJ
3.79%, 08/06/2028
(o)
992 973
1 Month USD LIBOR + 2.50%
Zurn LLC
4.62%, 09/15/2028
(o)
819 807
1 Month USD LIBOR + 2.25%
$ 7,640
Chemicals - 0.49%
Aruba Investments Holdings LLC
10.01%, 10/27/2028
(o)
8,680 8,029
1 Month USD LIBOR + 7.75%
ASP Unifrax Holdings Inc
6.00%, 12/12/2025
(o)
1,244 1,127
3 Month USD LIBOR + 3.75%
Cpc Acquisition Corp
10.00%, 01/12/2029
(o)
5,350 4,688
1 Month USD LIBOR + 7.75%
Diamond BC BV
5.55%, 09/15/2028
(o)
1,493 1,422
1 Month USD LIBOR + 3.00%
Ineos Petro
5.10%, 01/29/2026
(o)
249 236
1 Month USD LIBOR + 2.75%
Innophos Holdings Inc
5.87%, 02/07/2027
(o)
497 481
1 Month USD LIBOR + 3.75%
Trinseo Materials Finance Inc
0.00%, 09/06/2024
(o),(p)
175 165
3 Month USD LIBOR + 2.00%
Vibrantz Technologies Inc
5.29%, 02/02/2029
(o)
955 822
CME Term Secured Overnight Financing
Rate 3 Month + 4.25%
WR Grace Holdings LLC
6.06%, 08/11/2028
(o)
743 712
3 Month USD LIBOR + 3.75%
$ 17,682
Commercial Services - 1.55%
Amentum Government Services Holdings LLC
5.16%, 02/10/2029
(o)
755 731
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%

Schedule of Investments
Diversified Income Fund
July 31, 2022 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
Avis Budget Car Rental LLC
4.13%, 08/06/2027
(o)
$ 1,167 $ 1,097
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
5.13%, 03/15/2029
(o)
614 600
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Belron Finance
5.06%, 10/30/2026
(o)
746 729
1 Month USD LIBOR + 2.50%
CHG Healthcare Services Inc
4.75%, 09/22/2028
(o)
497 482
1 Month USD LIBOR + 3.50%
Driven Brands Holdings Inc
3.52%, 11/17/2028
(o)
1,496 1,444
12 Month USD LIBOR + 3.00%
Element Materials Technology Group US
Holdings Inc
0.00%, 04/12/2029
(o),(p)
137 131
Hertz Corp/The
5.63%, 06/14/2028
(o)
1,910 1,831
1 Month USD LIBOR + 3.50%
5.63%, 06/14/2028
(o)
362 347
1 Month USD LIBOR + 3.50%
KUEHG Corp
10.50%, 08/22/2025
(o)
16,360 15,910
3 Month USD LIBOR + 8.25%
Learning Care Group US No 2 Inc
9.00%, 03/13/2026
(o)
17,700 16,859
3 Month USD LIBOR + 7.50%
Prime Security Services Borrower LLC
3.68%, 09/23/2026
(o)
5,722 5,551
1 Month USD LIBOR + 2.75%
R1 RCM Inc
0.00%, 05/12/2029
(o),(p)
250 246
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Sabert Corp
6.19%, 11/26/2026
(o)
429 417
1 Month USD LIBOR + 4.50%
Sabre GLBL Inc
4.37%, 02/22/2024
(o)
1,341 1,303
3 Month USD LIBOR + 2.00%
Syniverse Holdings LLC/DE
6.90%, 05/13/2027
(o)
1,875 1,663
CME Term Secured Overnight Financing
Rate 3 Month + 7.00%
Trans Union LLC
3.92%, 11/17/2028
(o)
866 844
1 Month USD LIBOR + 2.25%
4.12%, 11/13/2026
(o)
746 719
1 Month USD LIBOR + 1.75%
Travelport Finance Luxembourg Sarl
3.75%, 02/28/2025
(o)
1,751 1,699
1 Month USD LIBOR + 7.00%
Verscend Holding Corp
5.67%, 08/27/2025
(o)
1,244 1,209
1 Month USD LIBOR + 4.00%
Wand NewCo 3 Inc
5.37%, 02/05/2026
(o)
1,244 1,191
1 Month USD LIBOR + 3.00%
WEX Inc
4.62%, 03/19/2028
(o)
497 487
1 Month USD LIBOR + 2.25%
$ 55,490
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Computers - 0.14%
Magenta Buyer LLC
7.05%, 07/27/2028
(o)
$ 1,241 $ 1,177
1 Month USD LIBOR + 5.00%
McAfee Corp
5.70%, 02/02/2029
(o)
1,801 1,716
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
NCR Corp
5.31%, 08/28/2026
(o)
746 727
3 Month USD LIBOR + 2.50%
Optiv Security Inc
0.00%, 02/01/2024
(o),(p)
500 478
3 Month USD LIBOR + 3.25%
Perforce Software Inc
5.80%, 07/01/2026
(o)
247 224
1 Month USD LIBOR + 3.75%
Vision Solutions Inc
6.78%, 04/24/2028
(o)
739 682
1 Month USD LIBOR + 4.00%
$ 5,004
Distribution & Wholesale - 0.16%
Core & Main LP
4.65%, 07/27/2028
(o)
1,243 1,198
1 Month USD LIBOR + 2.50%
Infinite Bidco LLC
9.25%, 02/24/2029
(o)
4,850 4,474
1 Month USD LIBOR + 7.00%
$ 5,672
Diversified Financial Services - 0.06%
Astra Acquisition Corp
7.62%, 10/25/2028
(o)
1,247 1,050
1 Month USD LIBOR + 5.25%
FleetCor Technologies Operating Co LLC
4.12%, 04/21/2028
(o)
1,243 1,210
1 Month USD LIBOR + 1.75%
$ 2,260
Electric - 0.07%
PG&E Corp
5.37%, 06/23/2025
(o)
1,244 1,199
1 Month USD LIBOR + 3.00%
Talen Energy Supply LLC
0.00%, 11/13/2023
(o),(p)
853 847
0.00%, 07/08/2026
(o),(p)
658 626
1 Month USD LIBOR + 3.75%
$ 2,672
Electronics - 0.05%
II-VI Inc
4.46%, 07/02/2029
(o)
500 485
3 Month USD LIBOR + 2.75%
Ingram Micro Inc
5.75%, 06/30/2028
(o)
1,244 1,219
1 Month USD LIBOR + 3.50%
$ 1,704
Engineering & Construction - 0.47%
Brand Industrial Services Inc
6.94%, 06/21/2024
(o)
5,570 5,074
3 Month USD LIBOR + 4.25%
6.94%, 06/21/2024
(o)
3,570 3,253
3 Month USD LIBOR + 4.25%
Brown Group Holding LLC
4.51%, 06/07/2028
(o)
1,491 1,433
1 Month USD LIBOR + 2.75%
5.35%, 06/08/2029
(o)
400 391
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Centuri Group Inc
4.07%, 08/18/2028
(o)
679 653
3 Month USD LIBOR + 2.50%

Schedule of Investments
Diversified Income Fund
July 31, 2022 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Engineering & Construction (continued)
KKR Apple Bidco LLC
0.00%, 09/22/2028
(o),(p)
$ 360 $ 350
5.12%, 07/14/2028
(o)
498 478
1 Month USD LIBOR + 3.00%
8.12%, 07/13/2029
(o)
5,392 5,158
3 Month USD LIBOR + 5.75%
$ 16,790
Entertainment - 0.95%
AMC Entertainment Holdings Inc
4.87%, 03/20/2026
(o)
2,237 1,931
3 Month USD LIBOR + 3.00%
Bally's Corp
5.05%, 08/06/2028
(o)
3,227 3,055
1 Month USD LIBOR + 3.25%
Churchill Downs Inc
4.38%, 12/27/2024
(o)
234 229
3 Month USD LIBOR + 2.00%
4.38%, 03/17/2028
(o)
2,555 2,453
1 Month USD LIBOR + 2.00%
Crown Finance US Inc
4.00%, 02/07/2025
(o)
1,491 950
1 Month USD LIBOR + 2.50%
4.25%, 09/30/2026
(o)
746 452
1 Month USD LIBOR + 2.75%
Delta 2 Lux Sarl
4.87%, 02/01/2024
(o)
6,461 6,383
3 Month USD LIBOR + 2.50%
Everi Holdings Inc
5.01%, 06/30/2028
(o)
2,238 2,184
1 Month USD LIBOR + 2.50%
Lions Gate Capital Holdings LLC
4.62%, 03/24/2025
(o)
496 480
3 Month USD LIBOR + 2.25%
NAI Entertainment Holdings LLC
4.17%, 05/08/2025
(o)
3,053 2,992
3 Month USD LIBOR + 2.50%
Nascar Holdings LLC
4.17%, 10/19/2026
(o)
2,640 2,594
3 Month USD LIBOR + 2.75%
PCI Gaming Authority
4.87%, 05/29/2026
(o)
649 630
1 Month USD LIBOR + 2.50%
Penn National Gaming Inc
4.38%, 04/21/2029
(o)
439 428
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Scientific Games Holdings LP
5.04%, 04/07/2029
(o)
1,637 1,598
1 Month USD LIBOR + 3.00%
5.61%, 02/04/2029
(o)
229 218
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
SeaWorld Parks & Entertainment Inc
5.37%, 08/13/2028
(o)
746 710
1 Month USD LIBOR + 3.00%
Stars Group Holdings BV
4.50%, 07/21/2026
(o)
5,103 5,000
1 Month USD LIBOR + 2.25%
William Morris Endeavor Entertainment LLC
5.13%, 05/16/2025
(o)
1,978 1,892
3 Month USD LIBOR + 2.75%
$ 34,179
Environmental Control - 0.12%
Clean Harbors Inc
4.37%, 09/21/2028
(o)
498 493
1 Month USD LIBOR + 2.00%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Environmental Control (continued)
Covanta Holding Corp
0.00%, 11/17/2028
(o),(p)
$ 464 $ 453
1 Month USD LIBOR + 2.50%
0.00%, 11/17/2028
(o),(p)
35 34
1 Month USD LIBOR + 2.50%
GFL Environmental Inc
4.24%, 05/30/2025
(o)
3,233 3,200
1 Month USD LIBOR + 3.00%
$ 4,180
Food - 0.11%
CHG PPC Parent LLC
5.38%, 11/17/2028
(o)
499 480
1 Month USD LIBOR + 3.00%
Froneri US Inc
0.00%, 01/31/2027
(o),(p)
497 476
1 Month USD LIBOR + 2.25%
H-Food Holdings LLC
6.06%, 05/23/2025
(o)
995 894
3 Month USD LIBOR + 3.69%
Total Produce USA Holdings Inc
4.26%, 06/09/2028
(o)
746 726
1 Month USD LIBOR + 2.00%
US Foods Inc
0.00%, 09/13/2026
(o),(p)
241 235
3 Month USD LIBOR + 2.00%
4.32%, 11/17/2028
(o)
1,243 1,213
3 Month USD LIBOR + 2.75%
$ 4,024
Forest Products & Paper - 0.03%
Asplundh Tree Expert LLC
4.12%, 09/06/2027
(o)
1,244 1,212
1 Month USD LIBOR + 1.75%
Healthcare - Products - 0.25%
Avantor Funding Inc
4.62%, 11/08/2027
(o)
231 226
1 Month USD LIBOR + 2.25%
Bausch + Lomb Corp
5.17%, 05/05/2027
(o)
2,625 2,480
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
ICU Medical Inc
4.45%, 12/15/2028
(o)
499 482
1 Month USD LIBOR + 2.50%
Insulet Corp
5.62%, 05/04/2028
(o)
995 972
1 Month USD LIBOR + 3.25%
Medline Borrower LP
4.92%, 09/30/2028
(o)
4,209 4,013
1 Month USD LIBOR + 3.25%
Viant Medical Holdings Inc
6.12%, 07/02/2025
(o)
745 687
3 Month USD LIBOR + 3.75%
$ 8,860
Healthcare - Services - 1.16%
AHP Health Partners Inc
5.87%, 08/04/2028
(o)
1,244 1,172
1 Month USD LIBOR + 3.50%
Aveanna Healthcare LLC
9.16%, 12/09/2029
(o)
7,640 5,959
1 Month USD LIBOR + 7.00%
DaVita Inc
0.00%, 08/12/2026
(o),(p)
185 175
1 Month USD LIBOR + 1.75%
Eyecare Partners LLC
9.00%, 10/14/2029
(o)
6,544 6,053
1 Month USD LIBOR + 6.75%

Schedule of Investments
Diversified Income Fund
July 31, 2022 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
Global Medical Response Inc
5.96%, 09/24/2025
(o)
$ 1,378 $ 1,314
1 Month USD LIBOR + 4.25%
6.42%, 03/14/2025
(o)
497 474
3 Month USD LIBOR + 4.25%
ICON Luxembourg Sarl
4.56%, 06/16/2028
(o)
1,105 1,083
1 Month USD LIBOR + 2.50%
LifePoint Health Inc
0.00%, 11/14/2025
(o),(p)
1,000 943
1 Month USD LIBOR + 3.75%
6.12%, 11/14/2025
(o)
7,331 6,911
1 Month USD LIBOR + 3.75%
National Mentor Holdings Inc
9.51%, 03/02/2029
(o)
725 623
1 Month USD LIBOR + 7.25%
Phoenix Guarantor Inc
5.62%, 03/05/2026
(o)
995 954
1 Month USD LIBOR + 3.25%
Phoenix Newco Inc
4.57%, 11/15/2028
(o)
4,196 4,080
1 Month USD LIBOR + 3.50%
Select Medical Corp
4.88%, 03/06/2025
(o)
3,865 3,770
3 Month USD LIBOR + 2.50%
Sound Inpatient Physicians Holdings LLC
8.42%, 06/26/2026
(o)
5,750 5,060
3 Month USD LIBOR + 6.75%
Surgery Center Holdings Inc
5.63%, 09/03/2026
(o)
2,599 2,492
1 Month USD LIBOR + 3.75%
US Radiology Specialists Inc
7.56%, 12/10/2027
(o)
498 466
1 Month USD LIBOR + 5.50%
$ 41,529
Home Builders - 0.06%
Tecta America Corp
10.17%, 04/06/2029
(o)
2,100 2,037
3 Month USD LIBOR + 8.50%
Home Furnishings - 0.07%
AI Aqua Merger Sub Inc
0.00%, 07/31/2028
(o),(p)
1,222 1,153
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
MillerKnoll Inc
3.69%, 07/19/2028
(o)
1,244 1,173
1 Month USD LIBOR + 2.00%
Weber-Stephen Products LLC
5.62%, 10/30/2027
(o)
329 264
1 Month USD LIBOR + 3.25%
$ 2,590
Insurance - 0.79%
Acrisure LLC
5.87%, 02/15/2027
(o)
995 944
1 Month USD LIBOR + 3.50%
Alliant Holdings Intermediate LLC
5.62%, 05/09/2025
(o)
995 961
1 Month USD LIBOR + 3.25%
5.66%, 11/05/2027
(o)
1,244 1,199
1 Month USD LIBOR + 3.50%
AssuredPartners Inc
4.96%, 02/12/2027
(o)
998 948
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Asurion LLC
5.37%, 11/03/2024
(o)
$ 1,990 $ 1,917
1 Month USD LIBOR + 3.00%
5.50%, 11/03/2023
(o)
750 736
1 Month USD LIBOR + 3.00%
5.62%, 07/29/2027
(o)
185 173
1 Month USD LIBOR + 3.25%
6.92%, 01/31/2028
(o)
7,250 6,199
1 Month USD LIBOR + 5.25%
7.31%, 01/20/2029
(o)
5,700 4,868
1 Month USD LIBOR + 5.25%
7.31%, 01/20/2029
(o)
2,300 1,964
1 Month USD LIBOR + 5.25%
7.31%, 01/20/2029
(o)
2,315 1,977
1 Month USD LIBOR + 5.25%
BroadStreet Partners Inc
5.37%, 01/27/2027
(o)
497 473
1 Month USD LIBOR + 3.00%
5.62%, 01/27/2027
(o)
497 476
1 Month USD LIBOR + 3.25%
HUB International Ltd
5.77%, 04/25/2025
(o)
1,244 1,210
1 Month USD LIBOR + 2.75%
5.98%, 04/25/2025
(o)
995 972
1 Month USD LIBOR + 3.25%
Ryan Specialty Group LLC
4.63%, 07/23/2027
(o)
1,492 1,449
1 Month USD LIBOR + 3.00%
USI Inc/NY
5.25%, 05/16/2024
(o)
1,793 1,760
3 Month USD LIBOR + 3.00%
$ 28,226
Internet - 0.63%
CNT Holdings I Corp
5.37%, 11/08/2027
(o)
1,116 1,078
1 Month USD LIBOR + 3.75%
7.94%, 12/16/2028
(o)
8,701 8,288
1 Month USD LIBOR + 6.75%
MH Sub I LLC
8.62%, 02/12/2029
(o)
7,550 7,141
1 Month USD LIBOR + 6.25%
NortonLifeLock Inc
0.00%, 01/28/2029
(o),(p)
4,000 3,890
Proofpoint Inc
4.83%, 08/31/2028
(o)
246 236
1 Month USD LIBOR + 3.25%
Ten-X LLC
6.37%, 09/27/2024
(o)
2,026 1,878
3 Month USD LIBOR + 4.00%
$ 22,511
Investment Companies - 0.48%
Nexus Buyer LLC
8.12%, 11/01/2029
(o)
7,150 6,715
3 Month USD LIBOR + 6.25%
Zest Acquisition Corp
9.30%, 03/06/2026
(o)
11,260 10,472
3 Month USD LIBOR + 7.50%
$ 17,187
Leisure Products & Services - 0.23%
Alterra Mountain Co
5.87%, 07/30/2028
(o)
995 958
1 Month USD LIBOR + 3.50%
Carnival Corp
5.88%, 06/30/2025
(o)
884 841
1 Month USD LIBOR + 3.00%
6.13%, 10/06/2028
(o)
635 588
1 Month USD LIBOR + 3.25%

Schedule of Investments
Diversified Income Fund
July 31, 2022 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Leisure Products & Services (continued)
ClubCorp Holdings Inc
5.00%, 08/16/2024
(o)
$ 3,264 $ 2,994
3 Month USD LIBOR + 2.75%
Equinox Holdings Inc
5.25%, 03/08/2024
(o)
1,243 885
3 Month USD LIBOR + 3.00%
Hayward Industries Inc
4.87%, 05/29/2028
(o)
1,244 1,185
1 Month USD LIBOR + 2.50%
SRAM LLC
4.46%, 05/18/2028
(o)
910 873
1 Month USD LIBOR + 2.75%
$ 8,324
Lodging - 0.27%
Caesars Resort Collection LLC
5.12%, 12/22/2024
(o)
1,740 1,699
3 Month USD LIBOR + 2.75%
5.87%, 07/20/2025
(o)
960 940
1 Month USD LIBOR + 3.50%
Fertitta Entertainment LLC/NV
5.53%, 01/13/2029
(o)
5,083 4,837
Secured Overnight Financing Rate + 4.00%
Hilton Grand Vacations Borrower LLC
5.37%, 08/02/2028
(o)
1,144 1,120
1 Month USD LIBOR + 3.00%
Hilton Worldwide Finance LLC
3.96%, 06/18/2026
(o)
1,000 983
1 Month USD LIBOR + 1.75%
$ 9,579
Machinery - Construction & Mining - 0.02%
Vertiv Group Corp
4.55%, 03/02/2027
(o)
746 709
1 Month USD LIBOR + 2.75%
Machinery - Diversified - 0.64%
Ali Group North America Corp
0.00%, 10/13/2028
(o),(p)
1,500 1,467
Engineered Machinery Holdings Inc
8.53%, 05/21/2029
(o)
22,333 21,272
3 Month USD LIBOR + 6.00%
TK Elevator US Newco Inc
4.02%, 07/30/2027
(o)
178 172
6 Month USD LIBOR + 3.50%
$ 22,911
Media - 0.53%
Altice Financing SA
5.26%, 07/15/2025
(o)
744 711
3 Month USD LIBOR + 2.75%
5.26%, 01/06/2026
(o)
496 467
3 Month USD LIBOR + 2.75%
Cengage Learning Inc
7.81%, 07/14/2026
(o)
2,238 2,047
1 Month USD LIBOR + 4.75%
CSC Holdings LLC
4.25%, 07/17/2025
(o)
2,971 2,859
3 Month USD LIBOR + 2.25%
Diamond Sports Group LLC
5.04%, 08/24/2026
(o)
2,488 487
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Directv Financing LLC
7.37%, 08/02/2027
(o)
2,606 2,455
1 Month USD LIBOR + 5.00%
Dotdash Meredith
5.70%, 11/23/2028
(o)
1,372 1,238
3 Month USD LIBOR + 4.00%
Gray Television Inc
4.21%, 01/02/2026
(o)
500 486
3 Month USD LIBOR + 2.50%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
iHeartCommunications Inc
5.37%, 05/01/2026
(o)
$ 3,000 $ 2,831
1 Month USD LIBOR + 3.00%
McGraw-Hill Education Inc
5.55%, 07/21/2028
(o)
1,236 1,169
1 Month USD LIBOR + 4.75%
Nexstar Media Inc
4.87%, 09/18/2026
(o)
650 642
1 Month USD LIBOR + 2.75%
Radiate Holdco LLC
5.62%, 09/25/2026
(o)
498 470
1 Month USD LIBOR + 3.25%
Univision Communications Inc
4.42%, 03/15/2024
(o)
607 600
3 Month USD LIBOR + 2.75%
Virgin Media Bristol LLC
4.50%, 01/31/2028
(o)
750 730
1 Month USD LIBOR + 2.50%
WideOpenWest Finance LLC
5.15%, 12/08/2028
(o)
498 488
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Ziggo Financing Partnership
4.50%, 04/17/2028
(o)
1,250 1,215
1 Month USD LIBOR + 2.50%
$ 18,895
Metal Fabrication & Hardware - 0.01%
Grinding Media Inc
4.80%, 09/22/2028
(o)
497 464
1 Month USD LIBOR + 4.00%
Mining - 0.19%
Artic Canadian Diamond Co Ltd
5.00%, PIK 12.50%, 12/31/2027
(e),(o),(q)
6,672 6,672
1 Month USD LIBOR + 5.00%
Miscellaneous Manufacturers - 0.07%
Gates Global LLC
4.87%, 03/31/2027
(o)
2,735 2,631
1 Month USD LIBOR + 2.75%
Oil & Gas - 0.10%
CITGO Petroleum Corp
0.00%, 03/28/2024
(o),(p)
430 426
1 Month USD LIBOR + 6.25%
Delek US Holdings Inc
4.62%, 03/30/2025
(o)
497 476
3 Month USD LIBOR + 2.25%
7.87%, 03/30/2025
(o)
1,244 1,231
1 Month USD LIBOR + 5.50%
Gulf Finance LLC
8.50%, 08/25/2026
(o)
2,125 1,604
1 Month USD LIBOR + 6.75%
$ 3,737
Packaging & Containers - 0.07%
Berry Global Inc
4.18%, 07/01/2026
(o)
1,000 982
1 Month USD LIBOR + 1.75%
Clydesdale Acquisition Holdings Inc
5.80%, 03/30/2029
(o)
180 173
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
Kloeckner Pentaplast of America Inc
5.55%, 02/12/2026
(o)
539 475
1 Month USD LIBOR + 4.75%
Pactiv Evergreen Group Holdings Inc
0.00%, 02/05/2026
(o),(p)
125 121
1 Month USD LIBOR + 3.25%
5.87%, 09/17/2028
(o)
497 481
1 Month USD LIBOR + 3.50%

Schedule of Investments
Diversified Income Fund
July 31, 2022 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Packaging & Containers (continued)
TricorBraun Holdings Inc
4.92%, 03/03/2028
(o)
$ 497 $ 470
1 Month USD LIBOR + 3.25%
$ 2,702
Pharmaceuticals - 0.34%
Bausch Health Cos Inc
7.17%, 01/27/2027
(o)
670 562
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
Embecta Corp
5.05%, 01/26/2029
(o)
206 200
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
Gainwell Acquisition Corp
6.25%, 10/01/2027
(o)
1,492 1,444
1 Month USD LIBOR + 4.00%
Grifols Worldwide Operations USA Inc
4.37%, 11/15/2027
(o)
1,250 1,193
3 Month USD LIBOR + 2.00%
Jazz Financing Lux Sarl
5.87%, 05/05/2028
(o)
3,368 3,285
1 Month USD LIBOR + 3.50%
Mallinckrodt International Finance SA
7.25%, 09/24/2024
(o)
1,992 1,688
3 Month USD LIBOR + 2.75%
7.50%, 02/24/2025
(o)
996 817
3 Month USD LIBOR + 3.00%
Organon & Co
4.62%, 06/02/2028
(o)
2,396 2,351
1 Month USD LIBOR + 3.00%
Perrigo Investments LLC
4.20%, 04/06/2029
(o)
391 384
1 Month USD LIBOR + 2.50%
PRA Health Sciences Inc
4.56%, 06/16/2028
(o)
275 270
1 Month USD LIBOR + 2.50%
$ 12,194
Pipelines - 0.12%
Buckeye Partners LP
3.92%, 11/01/2026
(o)
746 731
1 Month USD LIBOR + 2.25%
Freeport LNG Investments LLLP
0.00%, 11/17/2026
(o),(p)
1,481 1,392
6.21%, 11/17/2028
(o)
748 700
1 Month USD LIBOR + 3.50%
TransMontaigne Operating Co LP
5.66%, 11/03/2028
(o)
746 715
1 Month USD LIBOR + 3.50%
Traverse Midstream Partners LLC
5.87%, 09/21/2024
(o)
938 922
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
$ 4,460
Real Estate - 0.02%
Cushman & Wakefield US Borrower LLC
0.00%, 08/21/2025
(o),(p)
668 646
1 Month USD LIBOR + 2.75%
REITs - 0.03%
Blackstone Mortgage Trust Inc
4.62%, 04/23/2026
(o)
995 957
1 Month USD LIBOR + 2.25%
Retail - 0.33%
1011778 BC ULC
4.12%, 11/14/2026
(o)
2,355 2,281
1 Month USD LIBOR + 1.75%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
IRB Holding Corp
4.69%, 12/15/2027
(o)
$ 995 $ 953
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Jo-Ann Stores LLC
7.52%, 06/30/2028
(o)
744 494
1 Month USD LIBOR + 4.75%
LS Group OpCo Acquistion LLC
4.00%, 11/02/2027
(o)
203 195
1 Month USD LIBOR + 3.25%
PetSmart LLC
6.12%, 02/11/2028
(o)
4,959 4,771
1 Month USD LIBOR + 3.75%
Reverb Buyer Inc
5.53%, 10/06/2028
(o)
11 11
1 Month USD LIBOR + 3.50%
6.38%, 10/06/2028
(o)
419 403
1 Month USD LIBOR + 3.50%
RH
4.87%, 10/15/2028
(o)
995 897
1 Month USD LIBOR + 2.50%
Serta Simmons Bedding LLC
9.50%, 08/10/2023
(o)
995 647
1 Month USD LIBOR + 7.50%
SRS Distribution Inc
4.01%, 06/02/2028
(o)
214 203
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Staples Inc
6.29%, 04/09/2026
(o)
995 859
3 Month USD LIBOR + 5.00%
$ 11,714
Semiconductors - 0.17%
Altar Bidco Inc
7.35%, 11/16/2029
(o)
3,570 3,225
1 Month USD LIBOR + 5.60%
Bright Bidco BV
4.77%, 06/30/2024
(o)
3,856 1,474
3 Month USD LIBOR + 3.50%
Entegris Inc
5.35%, 07/06/2029
(o)
293 289
Secured Overnight Financing Rate + 3.00%
Synaptics Inc
4.36%, 10/20/2028
(o)
497 493
1 Month USD LIBOR + 2.25%
Ultra Clean Holdings Inc
6.12%, 08/27/2025
(o)
489 480
1 Month USD LIBOR + 3.75%
$ 5,961
Software - 1.52%
Applied Systems Inc
7.75%, 09/19/2025
(o)
2,679 2,601
1 Month USD LIBOR + 5.50%
AthenaHealth Group Inc
5.65%, 01/26/2029
(o)
250 238
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Boxer Parent Co Inc
6.12%, 10/02/2025
(o)
497 478
1 Month USD LIBOR + 3.75%
Camelot Finance SA
5.37%, 10/30/2026
(o)
1,740 1,695
1 Month USD LIBOR + 3.00%
CCC Intelligent Solutions Inc
4.50%, 09/15/2028
(o)
498 482
3 Month USD LIBOR + 2.50%

Schedule of Investments
Diversified Income Fund
July 31, 2022 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Central Parent Inc
6.61%, 06/08/2029
(o)
$ 1,015 $ 985
Secured Overnight Financing Rate + 4.50%
Ceridian HCM Holding Inc
4.17%, 04/04/2025
(o)
2,735 2,639
1 Month USD LIBOR + 2.50%
Cloudera Inc
8.37%, 08/10/2029
(o)
1,660 1,502
1 Month USD LIBOR + 6.00%
DTI Holdco Inc
6.28%, 04/21/2029
(o)
1,250 1,166
CME Term Secured Overnight Financing
Rate 1 Month + 4.75%
Dun & Bradstreet Corp/The
5.55%, 02/06/2026
(o)
1,244 1,208
1 Month USD LIBOR + 3.25%
Epicor Software Corp
4.92%, 07/30/2027
(o)
3,189 3,034
1 Month USD LIBOR + 3.25%
Finastra USA Inc
6.87%, 06/13/2024
(o)
4,329 4,035
3 Month USD LIBOR + 3.50%
Genesys Cloud Services Holdings II LLC
6.37%, 12/01/2027
(o)
3,439 3,351
1 Month USD LIBOR + 4.00%
IGT Holding IV AB
5.65%, 03/31/2028
(o)
744 720
1 Month USD LIBOR + 3.75%
Informatica LLC
4.44%, 10/13/2028
(o)
1,745 1,694
1 Month USD LIBOR + 2.75%
Loyalty Ventures Inc
6.17%, 10/08/2027
(o)
1,774 1,307
1 Month USD LIBOR + 4.50%
MA FinanceCo LLC
5.92%, 06/05/2025
(o)
802 704
1 Month USD LIBOR + 4.25%
6.26%, 01/14/2027
(o)
344 300
3 Month Euro Interbank Offered Rate +
4.00%
Mitchell International Inc
8.66%, 10/15/2029
(o)
3,060 2,809
1 Month USD LIBOR + 6.50%
Physician Partners LLC
5.63%, 12/23/2028
(o)
248 233
1 Month USD LIBOR + 4.00%
Rackspace Technology Global Inc
4.16%, 02/03/2028
(o)
2,024 1,856
1 Month USD LIBOR + 2.75%
RealPage Inc
4.67%, 04/24/2028
(o)
247 238
1 Month USD LIBOR + 3.25%
Riverbed Technology Inc
7.63%, 12/08/2026
(o)
1,263 578
3 Month USD LIBOR + 6.00%
Seattle SpinCo Inc
5.12%, 06/21/2024
(o)
4,088 3,792
3 Month USD LIBOR + 2.50%
Skopima Consilio Parent LLC
9.87%, 04/30/2029
(o)
4,760 4,522
3 Month USD LIBOR + 7.50%
Sophia LP
5.50%, 10/07/2027
(o)
1,243 1,195
1 Month USD LIBOR + 3.50%
SS&C Technologies Inc
4.12%, 04/16/2025
(o)
1,988 1,940
1 Month USD LIBOR + 1.75%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
TIBCO Software Inc
6.13%, 06/30/2026
(o)
$ 497 $ 493
1 Month USD LIBOR + 3.75%
UKG Inc
5.54%, 05/04/2026
(o)
3,479 3,367
1 Month USD LIBOR + 3.25%
6.12%, 05/04/2026
(o)
995 966
3 Month USD LIBOR + 3.75%
7.54%, 05/03/2027
(o)
1,825 1,744
3 Month USD LIBOR + 5.25%
Zelis Payments Buyer Inc
5.21%, 09/30/2026
(o)
1,987 1,932
1 Month USD LIBOR + 3.50%
ZoomInfo LLC
5.37%, 02/01/2026
(o)
750 741
1 Month USD LIBOR + 3.00%
$ 54,545
Telecommunications - 0.87%
Altice France SA/France
5.41%, 08/14/2026
(o)
2,227 2,113
3 Month USD LIBOR + 4.00%
6.20%, 01/31/2026
(o)
249 234
3 Month USD LIBOR + 3.69%
Avaya Inc
6.00%, 12/15/2027
(o)
761 375
1 Month USD LIBOR + 4.00%
6.25%, 12/15/2027
(o)
2,335 1,141
1 Month USD LIBOR + 4.25%
11.96%, 12/15/2027
(o)
1,375 839
CME Term Secured Overnight Financing
Rate 1 Month + 10.00%
Cincinnati Bell Inc
4.88%, 11/17/2028
(o)
1,402 1,363
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
CommScope Inc
5.62%, 04/06/2026
(o)
497 468
3 Month USD LIBOR + 3.25%
Cyxtera DC Holdings Inc
0.00%, 03/15/2024
(o),(p)
1,315 1,264
3 Month USD LIBOR + 3.00%
Dawn Acquisitions LLC
6.00%, 12/31/2025
(o)
1,960 1,543
3 Month USD LIBOR + 3.75%
Delta Topco Inc
5.84%, 12/01/2027
(o)
1,243 1,170
3 Month USD LIBOR + 3.75%
Frontier Communications Holdings LLC
6.06%, 05/01/2028
(o)
3,730 3,550
1 Month USD LIBOR + 3.75%
Gogo Intermediate Holdings LLC
6.56%, 04/28/2028
(o)
995 968
1 Month USD LIBOR + 3.75%
Intelsat Jackson Holdings SA
4.92%, 01/26/2029
(o)
2,417 2,282
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
Intrado Corp
5.87%, 10/10/2024
(o)
491 409
3 Month USD LIBOR + 3.50%
6.37%, 10/10/2024
(o)
3,924 3,258
3 Month USD LIBOR + 4.00%
Iridium Satellite LLC
4.87%, 11/06/2026
(o)
1,243 1,229
1 Month USD LIBOR + 2.50%

Schedule of Investments
Diversified Income Fund
July 31, 2022 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Maxar Technologies Inc
5.88%, 06/08/2029
(o)
$ 1,875 $ 1,793
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
Metronet Systems Holdings LLC
5.71%, 06/02/2028
(o)
493 469
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
MLN US Holdco LLC
6.31%, 11/30/2025
(o)
1,495 947
1 Month USD LIBOR + 4.50%
Plantronics Inc
4.17%, 07/02/2025
(o)
750 745
3 Month USD LIBOR + 2.50%
Viasat Inc
6.14%, 02/23/2029
(o)
250 232
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
Xplornet Communications Inc
8.67%, 09/30/2029
(o)
5,510 4,835
1 Month USD LIBOR + 7.00%
$ 31,227
Transportation - 0.18%
ASP LS Acquisition Corp
10.38%, 04/30/2029
(o)
6,650 5,586
1 Month USD LIBOR + 7.50%
Genesee & Wyoming Inc
4.25%, 12/30/2026
(o)
497 488
3 Month USD LIBOR + 2.00%
XPO Logistics Inc
3.55%, 02/24/2025
(o)
500 487
1 Month USD LIBOR + 1.75%
$ 6,561
TOTAL SENIOR FLOATING RATE INTERESTS $ 524,137
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 1.14%
Principal
Amount (000's) Value (000's)
U.S. Treasury - 1.14%
1.88%, 11/15/2051 $ 8,029 $ 6,179
2.25%, 02/15/2052 7,335 6,185
2.38%, 03/31/2029 2,000 1,957
2.38%, 02/15/2042 1,228 1,070
2.63%, 05/31/2027 1,500 1,495
2.75%, 05/31/2029 3,965 3,972
2.88%, 04/30/2029 499 504
2.88%, 05/15/2032 12,064 12,281
2.88%, 05/15/2052 3,400 3,288
3.25%, 06/30/2029 350 362
3.25%, 05/15/2042 3,740 3,744
$ 41,037
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 41,037
Total Investments $ 3,579,445
Other Assets and Liabilities -  0.31% 11,157
TOTAL NET ASSETS - 100.00% $ 3,590,602
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $23,047 or 0.64% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(f) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(g) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $14,377 or 0.40% of net assets.
(h) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(i) Security purchased on a when-issued basis.
(j) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,119,135 or 31.17% of net assets.
(k) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(l) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $115,285 or 3.21% of net assets.
(m) Security is an Interest Only Strip.
(n) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(o) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(p) This Senior Floating Rate Note will settle after July 31, 2022, at which time the interest rate will be determined.
(q) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
Portfolio Summary  (unaudited)
Sector Percent
Financial 25.50%
Consumer, Non-cyclical 9.53%
Mortgage Securities 9.42%
Communications 8.48%
Consumer, Cyclical 8.17%
Industrial 7.15%
Basic Materials 6.69%
Energy 5.97%
Government 5.75%
Money Market Funds 4.81%
Technology 4.01%
Utilities 3.90%
Investment Companies 0.24%
Diversified 0.07%
Other Assets and Liabilities
0.31%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Diversified Income Fund
July 31, 2022 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2021 Purchases Sales July 31, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 1.14% $ 149,440 $ 2,988,883 $ 2,974,483 $ 163,840
$ 149,440 $ 2,988,883 $ 2,974,483 $ 163,840
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 1.14% $ 337 $ — $ — $ —
$ 337 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
High Ridge Brands - Escrow   0.00%, 03/15/2025 12/29/2020 $ 15,032 $ 179 0.01%
Material Sciences Corp   8.25%, 01/09/2024 12/22/2016-06/30/2020 18,701 18,213 0.51%
Real Alloy Holding Inc   11.01%, 05/31/2025 05/31/2018-06/30/2020 17,944 17,944 0.50%
Specialty Steel   11.00%, 11/15/2026 06/04/2021 41,564 41,564 1.16%
Specialty Steel Holdings, Inc. 11/15/2017 14,909 14,306 0.40%
SportsNet New York   10.25%, 01/15/2025 12/27/2017 19,789 20,140 0.56%
Total $ 112,346 3.14%
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Euro Schatz; September 2022 Short 161 $ 18,123 $ (108)
US 10 Year Note; September 2022 Short 59 7,147 (162)
Total $ (270)
Amounts in thousands except contracts.
Foreign Currency Contracts
Unrealized Appreciation/
(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Goldman Sachs & Co 08/02/2022 BRL 18,481 $ 3,476 $ 96 $ —
Goldman Sachs & Co 08/02/2022 $ 2,842 BRL 15,073 — (71)
Goldman Sachs & Co 09/02/2022 BRL 3,514 $ 662 11 —
Goldman Sachs & Co 09/02/2022 $ 3,476 BRL 18,655 — (96)
HSBC Securities Inc 08/02/2022 THB 38,750 $ 1,104 — (51)
HSBC Securities Inc 08/02/2022 $ 1,052 THB 38,750 — (1)
HSBC Securities Inc 08/15/2022 EUR 350 $ 350 6 —
HSBC Securities Inc 08/15/2022 $ 25 EUR 25 — (1)
HSBC Securities Inc 08/16/2022 CLP 1,774,691 $ 1,813 152 —
HSBC Securities Inc 08/16/2022 $ 1,106 CLP 1,039,534 — (45)
HSBC Securities Inc 08/25/2022 $ 2,553 ZAR 43,000 — (28)
HSBC Securities Inc 08/31/2022 THB 38,750 $ 1,053 2 —
HSBC Securities Inc 08/31/2022 $ 635 RON 3,100 — (5)
HSBC Securities Inc 08/31/2022 $ 1,801 MXN 37,121 — (10)
JPMorgan Chase 08/10/2022 RON 17,800 EUR 3,538 69 —
JPMorgan Chase 08/15/2022 $ 11,319 EUR 11,216 — (154)
JPMorgan Chase 08/25/2022 BRL 17,800 $ 3,425 — (9)
JPMorgan Chase 08/25/2022 ZAR 43,000 $ 2,601 — (19)
JPMorgan Chase 08/25/2022 $ 9,400 EUR 9,225 5 (47)
JPMorgan Chase 08/25/2022 $ 4,763 BRL 26,100 — (246)
JPMorgan Chase 08/25/2022 $ 2,717 CLP 2,500,000 — (47)
JPMorgan Chase 10/28/2022 $ 3,500 IDR 52,800,000 — (49)
Morgan Stanley & Co 08/02/2022 $ 668 BRL 3,617 — (31)
Morgan Stanley & Co 08/08/2022 CLP 676,965 $ 721 29 —
Morgan Stanley & Co 08/08/2022 $ 649 CLP 650,644 — (72)
Morgan Stanley & Co 08/16/2022 $ 348 CLP 338,083 — (27)
Morgan Stanley & Co 08/31/2022 MXN 28,722 $ 1,400 2 —
Morgan Stanley & Co 08/31/2022 ZAR 11,214 $ 663 10 —
Morgan Stanley & Co 08/31/2022 $ 1,108 EUR 1,089 — (8)
Morgan Stanley & Co 08/31/2022 $ 490 HUF 197,659 — (7)

Schedule of Investments
Diversified Income Fund
July 31, 2022 (unaudited)
See accompanying notes.

Foreign Currency Contracts (continued)
Unrealized Appreciation/
(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Morgan Stanley & Co 08/31/2022 $ 636 CZK 15,495 $ — $ (5)
Total $ 382 $ (1,029)
Amounts in thousands.

Schedule of Investments
Diversified International Fund
July 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 4 .97 % Shares Held Value (000's)
Money Market Funds - 4 .97%
BlackRock Liquidity FedFund - Institutional
Class 1.88%
(a),(b)
13,722,201 $ 13,722
Principal Government Money Market Fund -
Institutional Class 1.14%
(a),(b),(c)
202,327,110 202,327
$ 216,049
TOTAL INVESTMENT COMPANIES $ 216,049
COMMON STOCKS - 95 .56 % Shares Held Value (000's)
Apparel - 1 .93%
Gildan Activewear Inc 924,400 $ 27,092
LVMH Moet Hennessy Louis Vuitton SE 81,713 56,738
$ 83,830
Automobile Manufacturers - 3 .32%
Bayerische Motoren Werke AG 261,437 21,363
Ferrari NV 82,365 17,491
Kia Corp 473,170 29,624
Toyota Motor Corp 4,660,800 75,649
$ 144,127
Banks - 11 .05%
Bank Leumi Le-Israel BM 2,271,950 22,092
Bank Negara Indonesia Persero Tbk PT 29,818,400 15,825
Bank of Ireland Group PLC 3,073,455 17,604
Bank Rakyat Indonesia Persero Tbk PT 145,539,720 42,962
Barclays PLC 10,703,820 20,504
DBS Group Holdings Ltd 1,850,000 42,214
DNB Bank ASA 1,365,789 26,941
Grupo Financiero Banorte SAB de CV 3,095,730 17,643
HDFC Bank Ltd ADR 349,031 21,919
ICICI Bank Ltd ADR 2,692,416 55,949
Kasikornbank PCL 4,122,600 16,192
Kotak Mahindra Bank Ltd 1,114,696 25,600
Lloyds Banking Group PLC 72,237,675 39,995
Nordea Bank Abp 3,072,218 30,292
PT Bank Central Asia Tbk 35,535,670 17,671
Toronto-Dominion Bank/The 654,224 42,496
United Overseas Bank Ltd 1,206,000 24,061
$ 479,960
Beverages - 0 .40%
Kweichow Moutai Co Ltd 61,200 17,207
Biotechnology - 1 .37%
CSL Ltd 209,650 42,688
Genmab A/S
(d)
46,937 16,701
$ 59,389
Building Materials - 2 .42%
Beijing New Building Materials PLC 2,116,198 9,029
Beijing Oriental Yuhong Waterproof Technology
Co Ltd
3,736,953 22,400
China Lesso Group Holdings Ltd 11,247,000 13,784
Cie de Saint-Gobain 682,869 31,842
CRH PLC 733,363 28,142
$ 105,197
Chemicals - 1 .96%
Air Liquide SA 211,785 29,116
Nutrien Ltd 363,700 31,134
Shin-Etsu Chemical Co Ltd 192,700 24,684
$ 84,934
Commercial Services - 1 .20%
Localiza Rent a Car SA 2,139,300 24,072
TechnoPro Holdings Inc 827,900 19,239
TOPPAN INC 523,400 8,906
$ 52,217
Computers - 4 .13%
Capgemini SE 226,484 43,199
Globant SA
(d)
53,391 10,638
Infosys Ltd 1,870,765 36,697
Logitech International SA 472,473 26,582
Nomura Research Institute Ltd 844,200 25,363
Teleperformance 66,760 22,325
COMMON STOCKS (continued) Shares Held Value (000’s)
Computers (continued)
WNS Holdings Ltd ADR
(d)
170,104 $ 14,750
$ 179,554
Consumer Products - 0 .72%
Reckitt Benckiser Group PLC 386,049 31,314
Cosmetics & Personal Care - 2 .34%
L'Oreal SA 151,421 57,246
Unilever PLC 909,758 44,308
$ 101,554
Distribution & Wholesale - 1 .33%
Ferguson PLC 202,216 25,439
ITOCHU Corp
(e)
1,109,800 32,306
Vamos Locacao de Caminhoes Maquinas e
Equipamentos SA
91,900 240
$ 57,985
Diversified Financial Services - 1 .46%
Euronext NV
(f)
125,265 10,206
Housing Development Finance Corp Ltd 874,610 26,394
KB Financial Group Inc 450,361 16,750
SBI Holdings Inc/Japan 496,700 10,077
$ 63,427
Electric - 1 .54%
Iberdrola SA 4,083,924 43,610
SSE PLC 1,087,715 23,493
$ 67,103
Electronics - 1 .31%
Hoya Corp 381,104 38,183
Shimadzu Corp 525,000 18,679
$ 56,862
Energy - Alternate Sources - 0 .12%
Sao Martinho SA 772,900 5,254
Engineering & Construction - 0 .72%
Anhui Honglu Steel Construction Group Co Ltd 1,787,217 7,938
Vinci SA 241,285 23,129
$ 31,067
Food - 4 .56%
Ajinomoto Co Inc 563,800 14,837
Danone SA 450,151 24,821
Dino Polska SA
(d),(f)
109,381 8,552
Nestle SA 713,796 87,459
Seven & i Holdings Co Ltd 1,254,300 51,126
Want Want China Holdings Ltd 13,761,000 11,199
$ 197,994
Healthcare - Products - 0 .96%
Alcon Inc 385,567 30,346
Sartorius Stedim Biotech 28,362 11,346
$ 41,692
Healthcare - Services - 1 .71%
ICON PLC
(d)
145,005 34,982
Lonza Group AG 64,988 39,497
$ 74,479
Home Builders - 0 .89%
Persimmon PLC 747,546 17,243
Taylor Wimpey PLC 13,798,755 21,478
$ 38,721
Home Furnishings - 2 .17%
Haier Smart Home Co Ltd 5,774,400 18,481
Howden Joinery Group PLC 2,481,695 20,485
Sony Group Corp 653,900 55,469
$ 94,435
Insurance - 3 .79%
AIA Group Ltd 4,264,800 42,847
ASR Nederland NV 255,321 10,672
AXA SA 1,014,484 23,376
Fairfax Financial Holdings Ltd 55,300 29,789
ICICI Lombard General Insurance Co Ltd
(f)
179,346 2,768
Legal & General Group PLC 5,281,871 16,868
Sampo Oyj 499,600 21,584

Schedule of Investments
Diversified International Fund
July 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Tryg A/S 730,213 $ 16,650
$ 164,554
Internet - 0 .21%
East Money Information Co Ltd 2,721,720 8,996
Leisure Products & Services - 0 .91%
Shimano Inc 177,400 29,634
Yamaha Motor Co Ltd 506,000 9,774
$ 39,408
Machinery - Construction & Mining - 1 .18%
Mitsubishi Heavy Industries Ltd 804,600 29,877
Weir Group PLC/The 1,041,669 21,301
$ 51,178
Machinery - Diversified - 3 .01%
Atlas Copco AB - A Shares 1,544,473 18,054
Ebara Corp 792,600 31,049
Keyence Corp 106,500 42,211
NARI Technology Co Ltd 3,467,030 15,012
Shanghai Friendess Electronic Technology Corp
Ltd
290,462 10,661
THK Co Ltd 642,300 13,627
$ 130,614
Metal Fabrication & Hardware - 0 .32%
APL Apollo Tubes Ltd
(d)
1,150,149 13,890
Mining - 2 .87%
Anglo American PLC 708,995 25,627
BHP Group Ltd 1,249,276 34,187
Franco-Nevada Corp 305,926 39,152
Rio Tinto Ltd 372,167 25,785
$ 124,751
Miscellaneous Manufacturers - 0 .38%
JSR Corp 594,000 16,453
Oil & Gas - 5 .78%
BP PLC 7,352,496 35,985
Cenovus Energy Inc 1,092,200 20,811
Equinor ASA 1,087,370 41,868
Inpex Corp 1,572,900 18,028
Petroleo Brasileiro SA ADR 1,434,907 20,490
Reliance Industries Ltd 917,694 29,187
Shell PLC 2,129,467 56,807
Tourmaline Oil Corp 445,100 27,887
$ 251,063
Pharmaceuticals - 7 .08%
AstraZeneca PLC 628,973 82,736
Dechra Pharmaceuticals PLC 210,577 9,476
Euroapi SA
(d)
11,540 195
Novo Nordisk A/S 822,792 95,834
Roche Holding AG 185,622 61,627
Sanofi 457,718 45,485
UCB SA 156,018 12,191
$ 307,544
Pipelines - 0 .25%
Gaztransport Et Technigaz SA 78,419 10,816
Private Equity - 3 .33%
3i Group PLC 4,070,329 63,244
Brookfield Asset Management Inc 1,636,153 81,185
$ 144,429
Real Estate - 0 .48%
Mitsubishi Estate Co Ltd 1,392,300 20,678
REITs - 0 .37%
Segro PLC 1,201,073 16,068
Retail - 3 .92%
Alimentation Couche-Tard Inc 1,186,992 53,030
Bosideng International Holdings Ltd 30,782,000 17,966
Dollarama Inc 261,600 15,855
JD Sports Fashion PLC 16,664,524 26,469
Wal-Mart de Mexico SAB de CV 15,687,178 57,030
$ 170,350
COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors - 7 .90%
ASM International NV 64,366 $ 19,771
ASML Holding NV 150,312 86,393
MediaTek Inc 830,000 19,123
Novatek Microelectronics Corp 1,042,000 9,283
Renesas Electronics Corp
(d)
2,701,000 25,727
Samsung Electronics Co Ltd 1,524,906 72,182
SK Hynix Inc 173,239 13,096
Taiwan Semiconductor Manufacturing Co Ltd 5,679,544 97,402
$ 342,977
Software - 0 .59%
Dassault Systemes SE 365,443 15,674
Nexon Co Ltd 435,000 9,876
$ 25,550
Telecommunications - 1 .98%
Nice Ltd ADR
(d)
107,725 23,055
Nippon Telegraph & Telephone Corp 1,434,500 40,977
SoftBank Group Corp 519,300 21,814
$ 85,846
Toys, Games & Hobbies - 1 .28%
Nintendo Co Ltd 124,500 55,673
Transportation - 2 .32%
Canadian National Railway Co 395,748 50,136
Canadian Pacific Railway Ltd 639,900 50,456
$ 100,592
TOTAL COMMON STOCKS $ 4,149,732
Total Investments $ 4,365,781
Other Assets and Liabilities -  (0.53)% (23,206)
TOTAL NET ASSETS - 100.00% $ 4,342,575
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $33,182 or 0.76% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $31,983 or 0.74% of net assets.
(f) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $21,526 or 0.50% of net assets.

Schedule of Investments
Diversified International Fund
July 31, 2022 (unaudited)
See accompanying notes.

Portfolio Summary  (unaudited)
Location Percent
Japan 17 .04%
United Kingdom 13 .79%
Canada 10 .81%
France 9 .09%
Switzerland 5 .65%
India 5 .23%
United States 4 .97%
China 3 .12%
Korea, Republic Of 3 .03%
Denmark 2 .98%
Netherlands 2 .92%
Taiwan 2 .90%
Australia 2 .36%
Ireland 1 .86%
Indonesia 1 .76%
Mexico 1 .72%
Norway 1 .58%
Singapore 1 .52%
Hong Kong 1 .40%
Finland 1 .20%
Brazil 1 .14%
Israel 1 .04%
Spain 1 .00%
Germany 0 .49%
Sweden 0 .42%
Italy 0 .41%
Thailand 0 .37%
Belgium 0 .28%
Uruguay 0 .25%
Poland 0 .20%
Other Assets and Liabilities
( 0 .53 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales July 31, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 1.14% $ 178,446 $ 1,777,913 $ 1,754,032 $ 202,327
$ 178,446 $ 1,777,913 $ 1,754,032 $ 202,327
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 1.14% $ 431 $ — $ — $ —
$ 431 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Equity Income Fund
July 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .57 % Shares Held Value (000's)
Money Market Funds - 1 .57%
Principal Government Money Market Fund -
Institutional Class 1.14%
(a),(b)
150,424,349 $ 150,424
TOTAL INVESTMENT COMPANIES $ 150,424
COMMON STOCKS - 98 .24 % Shares Held Value (000's)
Apparel - 1 .63%
NIKE Inc 1,360,482 $ 156,347
Automobile Manufacturers - 2 .62%
PACCAR Inc 2,742,464 250,990
Automobile Parts & Equipment - 2 .40%
Magna International Inc 3,588,482 229,161
Banks - 10 .13%
Bank of America Corp 3,773,620 127,586
First Republic Bank/CA 1,181,741 192,281
JPMorgan Chase & Co 1,907,501 220,049
Morgan Stanley 2,846,979 240,000
PNC Financial Services Group Inc/The 1,139,740 189,129
$ 969,045
Beverages - 1 .44%
Coca-Cola Co/The 2,143,157 137,526
Biotechnology - 1 .78%
Corteva Inc 2,958,809 170,280
Chemicals - 2 .38%
Air Products and Chemicals Inc 553,131 137,304
PPG Industries Inc 702,670 90,848
$ 228,152
Computers - 1 .75%
Apple Inc 1,029,163 167,249
Diversified Financial Services - 3 .82%
BlackRock Inc 365,865 244,829
Discover Financial Services 1,192,216 120,414
$ 365,243
Electric - 5 .83%
Eversource Energy 1,313,069 115,839
NextEra Energy Inc 1,791,212 151,340
Sempra Energy 361,883 60,000
WEC Energy Group Inc 1,089,860 113,138
Xcel Energy Inc 1,602,551 117,275
$ 557,592
Food - 3 .14%
Hormel Foods Corp 4,327,025 213,495
Tyson Foods Inc 989,294 87,068
$ 300,563
Healthcare - Products - 5 .04%
Abbott Laboratories 1,812,264 197,247
Medtronic PLC 2,024,174 187,276
STERIS PLC 431,770 97,429
$ 481,952
Healthcare - Services - 0 .99%
UnitedHealth Group Inc 174,406 94,587
Home Builders - 1 .10%
DR Horton Inc 1,349,153 105,274
Insurance - 3 .40%
Chubb Ltd 921,987 173,923
Fidelity National Financial Inc 3,782,049 151,131
$ 325,054
Machinery - Construction & Mining - 0 .64%
Caterpillar Inc 311,443 61,744
Machinery - Diversified - 2 .10%
Deere & Co 585,285 200,858
Media - 3 .53%
Cable One Inc 78,580 108,180
Comcast Corp - Class A 6,106,855 229,129
$ 337,309
COMMON STOCKS (continued) Shares Held Value (000’s)
Miscellaneous Manufacturers - 3 .74%
Parker-Hannifin Corp 806,813 $ 233,242
Trane Technologies PLC 850,699 125,044
$ 358,286
Oil & Gas - 4 .70%
Chevron Corp 771,203 126,307
EOG Resources Inc 1,433,499 159,434
Marathon Petroleum Corp 1,784,245 163,544
$ 449,285
Pharmaceuticals - 9 .53%
Becton Dickinson and Co 827,824 202,246
Eli Lilly & Co 28,738 9,475
Merck & Co Inc 2,191,554 195,793
Novartis AG ADR 2,062,428 177,018
Pfizer Inc 2,533,210 127,953
Roche Holding AG ADR 4,805,674 199,291
$ 911,776
Pipelines - 1 .91%
Enterprise Products Partners LP 6,826,319 182,468
Private Equity - 2 .03%
KKR & Co Inc 3,502,945 194,273
REITs - 4 .68%
Alexandria Real Estate Equities Inc 1,057,303 175,280
Digital Realty Trust Inc 1,179,956 156,285
Realty Income Corp 1,567,099 115,950
$ 447,515
Retail - 3 .26%
Costco Wholesale Corp 308,228 166,844
Starbucks Corp 948,417 80,407
Target Corp 397,479 64,940
$ 312,191
Semiconductors - 3 .51%
Microchip Technology Inc 2,627,997 180,964
Taiwan Semiconductor Manufacturing Co Ltd
ADR
1,747,482 154,617
$ 335,581
Software - 4 .06%
Fidelity National Information Services Inc 1,161,941 118,704
Microsoft Corp 496,661 139,433
SAP SE ADR 1,397,930 130,301
$ 388,438
Telecommunications - 5 .07%
BCE Inc 4,710,332 238,013
Verizon Communications Inc 5,342,191 246,756
$ 484,769
Transportation - 2 .03%
Expeditors International of Washington Inc 971,334 103,204
Union Pacific Corp 399,323 90,766
$ 193,970
TOTAL COMMON STOCKS $ 9,397,478
Total Investments $ 9,547,902
Other Assets and Liabilities -  0.19% 18,291
TOTAL NET ASSETS - 100.00% $ 9,566,193
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Current yield shown is as of period end.

Schedule of Investments
Equity Income Fund
July 31, 2022 (unaudited)
See accompanying notes.

Portfolio Summary  (unaudited)
Sector Percent
Financial 24 .06%
Consumer, Non-cyclical 21 .92%
Consumer, Cyclical 11 .01%
Technology 9 .32%
Communications 8 .60%
Industrial 8 .51%
Energy 6 .61%
Utilities 5 .83%
Basic Materials 2 .38%
Money Market Funds 1 .57%
Other Assets and Liabilities
0 .19%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales July 31, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 1.14% $ 211,675 $ 2,123,059 $ 2,184,310 $ 150,424
$ 211,675 $ 2,123,059 $ 2,184,310 $ 150,424
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 1.14% $ 338 $ — $ — $ —
$ 338 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Finisterre Emerging Markets Total Return Bond Fund
July 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 10.78% Shares Held Value (000's)
Money Market Funds - 10.78%
BlackRock Liquidity FedFund - Institutional
Class 1.88%
(a),(b)
342,400 $ 342
Principal Government Money Market Fund -
Institutional Class 1.14%
(a),(c)
54,488,532 54,489
$ 54,831
TOTAL INVESTMENT COMPANIES $ 54,831
BONDS - 89.07%
Principal
Amount (000's) Value (000's)
Banks - 8.08%
Absa Group Ltd
6.38%, 05/27/2026
(d),(e),(f)
$ 2,703 $ 2,453
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.41%
Banco Mercantil del Norte SA/Grand Cayman
5.88%, 01/24/2027
(d),(e),(f),(g)
4,500 3,735
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.64%
5.88%, 01/24/2027
(d),(e),(f)
400 332
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.64%
Bank Hapoalim BM
3.26%, 01/21/2032
(e),(f),(g)
7,225 6,215
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.16%
Bank Leumi Le-Israel BM
5.13%, 07/27/2027
(g)
5,425 5,533
International Bank of Azerbaijan OJSC
3.50%, 09/01/2024 6,256 5,881
Itau Unibanco Holding SA/Cayman Island
6.13%, 12/12/2022
(d),(e),(f)
3,525 3,430
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.98%
Korea Development Bank/The
1.81%, 02/18/2023 8,525 8,525
3 Month USD LIBOR + 0.35%
QIB Sukuk Ltd
2.72%, 02/07/2025 5,000 5,001
3 Month USD LIBOR + 1.35%
$ 41,105
Building Materials - 0.38%
Cemex SAB de CV
5.13%, 06/08/2026
(d),(e),(g)
2,000 1,670
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.53%
5.13%, 06/08/2026
(d),(e)
300 250
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.53%
$ 1,920
Chemicals - 2.24%
ICL Group Ltd
6.38%, 05/31/2038
(g)
3,825 3,810
Sasol Financing USA LLC
4.38%, 09/18/2026 4,975 4,509
5.50%, 03/18/2031 3,775 3,079
$ 11,398
Electric - 1.95%
Adani Electricity Mumbai Ltd
3.95%, 02/12/2030
(g)
700 565
3.95%, 02/12/2030 3,600 2,909
Alfa Desarrollo SpA
4.55%, 09/27/2051
(g)
2,244 1,616
Comision Federal de Electricidad
5.00%, 09/29/2036 4,582 4,279
NPC Ukrenergo
6.88%, 11/09/2026
(g)
3,100 542
$ 9,911
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Energy - Alternate Sources - 0.68%
Energo -Pro AS
8.50%, 02/04/2027
(g)
$ 3,625 $ 3,438
Engineering & Construction - 0.74%
IHS Holding Ltd
5.63%, 11/29/2026
(g)
2,850 2,364
State Agency of Roads of Ukraine
6.25%, 06/24/2028
(g)
3,900 672
6.25%, 06/24/2028 4,239 730
$ 3,766
Internet - 2.85%
Prosus NV
3.26%, 01/19/2027
(g)
6,950 6,278
3.26%, 01/19/2027 350 316
Tencent Holdings Ltd
3.68%, 04/22/2041 1,325 1,043
3.93%, 01/19/2038 3,425 2,864
4.53%, 04/11/2049 775 664
United Group BV
4.00%, 11/15/2027 EUR 1,000 822
4.63%, 08/15/2028
(g)
3,075 2,525
$ 14,512
Iron & Steel - 0.73%
CSN Inova Ventures
6.75%, 01/28/2028 $ 4,000 3,725
Lodging - 0.91%
Melco Resorts Finance Ltd
5.25%, 04/26/2026 500 388
5.63%, 07/17/2027
(g),(h)
650 456
5.63%, 07/17/2027 1,150 807
5.75%, 07/21/2028 2,300 1,628
Studio City Finance Ltd
5.00%, 01/15/2029 2,650 1,352
$ 4,631
Media - 0.38%
LCPR Senior Secured Financing DAC
5.13%, 07/15/2029
(g)
2,200 1,930
Mining - 1.43%
Stillwater Mining Co
4.00%, 11/16/2026
(g)
5,625 4,819
4.00%, 11/16/2026 450 386
4.50%, 11/16/2029
(g)
2,450 1,936
4.50%, 11/16/2029 200 158
$ 7,299
Oil & Gas - 8.64%
Energean Israel Finance Ltd
4.88%, 03/30/2026
(g)
5,525 5,064
5.38%, 03/30/2028
(g)
5,550 4,890
Kosmos Energy Ltd
7.13%, 04/04/2026 3,225 2,838
7.50%, 03/01/2028
(g)
650 529
7.50%, 03/01/2028 2,400 1,953
Leviathan Bond Ltd
5.75%, 06/30/2023
(g)
2,550 2,564
6.13%, 06/30/2025
(g)
3,650 3,582
6.50%, 06/30/2027
(g)
4,625 4,435
MC Brazil Downstream Trading SARL
7.25%, 06/30/2031
(g)
3,325 2,663
Petroleos Mexicanos
5.35%, 02/12/2028 3,675 3,076
5.95%, 01/28/2031 2,175 1,688
6.63%, 06/15/2035 1,100 805
6.70%, 02/16/2032 3,325 2,663
6.84%, 01/23/2030 5,150 4,377
SA Global Sukuk Ltd
0.95%, 06/17/2024 3,000 2,851
$ 43,978

Schedule of Investments
Finisterre Emerging Markets Total Return Bond Fund
July 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines - 1.72%
Galaxy Pipeline Assets Bidco Ltd
2.16%, 03/31/2034
(g)
$ 3,555 $ 3,099
2.16%, 03/31/2034 6,462 5,632
$ 8,731
Real Estate - 0.37%
Agile Group Holdings Ltd
5.50%, 04/21/2025 1,050 273
5.50%, 05/17/2026 400 101
6.05%, 10/13/2025 600 153
Kaisa Group Holdings Ltd
0.00%, 07/23/2023
( i )
1,300 129
0.00%, 07/23/2025
( i )
1,300 128
Logan Group Co Ltd
4.25%, 07/12/2025 1,525 174
4.85%, 12/14/2026 900 101
5.25%, 10/19/2025 500 55
5.75%, 01/14/2025 525 60
Powerlong Real Estate Holdings Ltd
4.90%, 05/13/2026 400 42
6.25%, 08/10/2024 800 105
6.95%, 07/23/2023 1,150 152
Sunac China Holdings Ltd
0.00%, 04/26/2024
( i )
850 80
0.00%, 10/20/2024
( i )
2,450 270
0.00%, 07/09/2025
( i )
600 66
$ 1,889
Sovereign - 57.07%
1MDB Global Investments Ltd
4.40%, 03/09/2023 12,800 12,288
Angolan Government International Bond
8.00%, 11/26/2029 3,275 2,620
8.75%, 04/14/2032
(g)
8,800 7,106
8.75%, 04/14/2032 1,675 1,353
9.13%, 11/26/2049 1,825 1,392
9.38%, 05/08/2048 575 443
Argentine Republic Government International
Bond
0.50%, 07/09/2030
(j)
25,900 6,095
1.50%, 07/09/2035
(j)
17,881 3,955
3.50%, 07/09/2041
(j)
2,575 674
3.88%, 01/09/2038
(j)
2,450 687
Bahamas Government International Bond
6.00%, 11/21/2028 6,000 3,822
9.00%, 06/16/2029
(g)
1,000 764
Brazil Notas do Tesouro Nacional Serie F
10.00%, 01/01/2027 BRL 147,100 25,804
Brazilian Government International Bond
4.75%, 01/14/2050 $ 3,400 2,553
5.00%, 01/27/2045 3,125 2,482
Chile Government International Bond
2.25%, 10/30/2022 4,000 3,993
China Government International Bond
1.95%, 12/03/2024 2,500 2,443
Colombia Government International Bond
3.00%, 01/30/2030 1,300 1,048
5.00%, 06/15/2045 1,675 1,217
5.20%, 05/15/2049 2,500 1,843
5.63%, 02/26/2044 6,250 4,854
6.13%, 01/18/2041 4,100 3,436
Czech Republic Government Bond
1.00%, 06/26/2026 CZK 147,200 5,201
1.25%, 02/14/2025 98,400 3,652
2.40%, 09/17/2025 98,600 3,728
Dominican Republic International Bond
4.50%, 01/30/2030 $ 2,350 2,029
4.88%, 09/23/2032 4,275 3,595
6.00%, 02/22/2033
(g)
3,000 2,720
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Dominican Republic International Bond
(continued)
6.00%, 02/22/2033 $ 1,250 $ 1,134
Ecuador Government International Bond
5.50%, 07/31/2030
(j)
2,000 1,199
Egypt Government International Bond
8.50%, 01/31/2047 3,625 2,103
El Salvador Government International Bond
5.88%, 01/30/2025 150 69
6.38%, 01/18/2027 3,150 1,134
7.12%, 01/20/2050 1,650 537
7.63%, 09/21/2034 1,100 345
7.63%, 02/01/2041 4,550 1,496
7.65%, 06/15/2035 2,350 756
8.63%, 02/28/2029 3,450 1,271
Indonesia Treasury Bond
5.50%, 04/15/2026 IDR 167,000,000 10,944
Iraq International Bond
5.80%, 01/15/2028 $ 11,189 9,637
Ivory Coast Government International Bond
4.88%, 01/30/2032 EUR 14,375 10,894
4.88%, 01/30/2032
(g)
175 133
5.88%, 10/17/2031 1,500 1,201
Mexican Bonos
7.75%, 11/23/2034 MXN 512,900 23,361
Mexico Government International Bond
3.77%, 05/24/2061 $ 3,125 2,176
4.35%, 01/15/2047 2,100 1,693
4.40%, 02/12/2052 1,050 836
Nigeria Government International Bond
7.14%, 02/23/2030 5,725 4,122
8.25%, 09/28/2051 2,375 1,497
8.38%, 03/24/2029
(g)
6,325 4,895
Oman Government International Bond
6.50%, 03/08/2047 3,875 3,344
6.75%, 01/17/2048 7,075 6,262
7.00%, 01/25/2051 650 586
Panama Government International Bond
4.00%, 09/22/2024 5,000 5,007
Republic of Poland Government Bond
0.00%, 07/25/2024
( i )
PLN 29,700 5,639
Republic of South Africa Government Bond
8.88%, 02/28/2035 ZAR 383,600 19,685
Republic of South Africa Government
International Bond
5.00%, 10/12/2046 $ 6,800 4,819
5.65%, 09/27/2047 950 721
5.75%, 09/30/2049 6,175 4,684
7.30%, 04/20/2052 4,050 3,533
Romanian Government International Bond
1.38%, 12/02/2029 EUR 1,458 1,123
2.00%, 04/14/2033 7,000 5,002
2.75%, 04/14/2041 2,375 1,540
2.88%, 04/13/2042 2,200 1,424
Saudi Government International Bond
2.88%, 03/04/2023 $ 2,100 2,091
4.50%, 10/26/2046 8,025 7,744
4.63%, 10/04/2047 1,050 1,022
Senegal Government International Bond
5.38%, 06/08/2037 EUR 1,775 1,273
6.25%, 07/30/2024 $ 725 653
6.25%, 05/23/2033 575 459
6.75%, 03/13/2048 900 635
Slovenia Government International Bond
5.25%, 02/18/2024 3,000 3,060

Schedule of Investments
Finisterre Emerging Markets Total Return Bond Fund
July 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Sri Lanka Government International Bond
0.00%, 04/18/2023
( i )
$ 800 $ 245
0.00%, 06/28/2024
( i )
550 166
0.00%, 11/03/2025
( i )
9,040 2,794
0.00%, 07/18/2026
( i )
4,350 1,341
0.00%, 05/11/2027
( i )
2,250 675
0.00%, 04/18/2028
( i )
500 150
Tunisian Republic
5.63%, 02/17/2024 EUR 1,450 843
5.75%, 01/30/2025 $ 2,900 1,561
6.38%, 07/15/2026 EUR 7,375 3,917
Ukraine Government International Bond
0.00%, 05/31/2040
( i ),(j)
$ 4,550 1,217
6.88%, 05/21/2029
(g)
1,250 247
6.88%, 05/21/2029 1,325 262
7.75%, 09/01/2024 1,750 363
7.75%, 09/01/2025 1,400 284
7.75%, 09/01/2026 5,450 1,100
Zambia Government International Bond
0.00%, 04/14/2024
( i )
2,775 1,607
$ 290,308
Supranational Bank - 0.90%
Africa Finance Corp
2.88%, 04/28/2028
(g)
5,550 4,560
TOTAL BONDS $ 453,101
CONVERTIBLE BONDS - 0.92%
Principal
Amount (000's) Value (000's)
Oil & Gas - 0.92%
Abu Dhabi National Oil Co
0.70%, 06/04/2024 $ 5,000 $ 4,675
TOTAL CONVERTIBLE BONDS $ 4,675
Total Investments $ 512,607
Other Assets and Liabilities -  (0.77)% (3,919)
TOTAL NET ASSETS - 100.00% $ 508,688
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $342 or
0.07% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(e) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(f) Security is a contingent convertible security, (" CoCo "). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $16,165 or 3.18% of net assets.
(g) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $95,355 or 18.75% of net assets.
(h) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $351 or 0.07% of net assets.
( i ) Non-income producing security
(j) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
Portfolio Summary  (unaudited)
Location Percent
United States 14.74%
Mexico 10.01%
Israel 7.10%
South Africa 7.05%
Brazil 6.73%
Cayman Islands 4.66%
Czech Republic 3.15%
Virgin Islands, British 2.68%
Angola 2.55%
Colombia 2.44%
Cote d'Ivoire 2.41%
Argentina 2.25%
Indonesia 2.15%
Saudi Arabia 2.13%
Nigeria 2.06%
Oman 2.01%
Netherlands 1.95%
Iraq 1.89%
Dominican Republic 1.86%
Romania 1 .78%
Jersey, Channel Islands 1.72%
Korea, Republic Of 1.68%
Tunisia 1.25%
Azerbaijan 1.16%
Poland 1.11%
Chile 1.11%
El Salvador 1.10%
Ukraine 1.07%
Sri Lanka 1.05%
Panama 0.98%
United Arab Emirates 0.92%
Supranational 0 .90%
Bahamas 0.90%
India 0.68%
Slovenia 0.60%
Senegal 0.59%
Luxembourg 0.52%
China 0.48%
Egypt 0.41%
Ireland 0.38%
Zambia 0.32%
Ecuador 0.24%
Other Assets and Liabilities
(0.77)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Finisterre Emerging Markets Total Return Bond Fund
July 31, 2022 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2021 Purchases Sales July 31, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 1.14% $ 54,289 $ 407,330 $ 407,130 $ 54,489
$ 54,289 $ 407,330 $ 407,130 $ 54,489
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 1.14% $ 98 $ — $ — $ —
$ 98 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Euro Bond 10 Year Bond; September 2022 Long 259 $ 41,729 $ 1,538
Euro Schatz; September 2022 Short 968 108,961 (597)
Euro-BTP; September 2022 Short 149 19,238 (655)
US 10 Year Note; September 2022 Short 342 41,430 (131)
Total $ 155
Amounts in thousands except contracts.
Foreign Currency Contracts
Unrealized Appreciation/
(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Citigroup Inc 08/15/2022 $ 28,882 EUR 28,644 $ — $ (418)
Citigroup Inc 08/25/2022 $ 5,493 PLN 25,800 — (53)
Citigroup Inc 08/25/2022 $ 12,078 ZAR 208,600 — (443)
HSBC Securities Inc 08/15/2022 EUR 1,625 $ 1,632 30 —
HSBC Securities Inc 08/15/2022 $ 994 EUR 975 — (2)
HSBC Securities Inc 08/25/2022 $ 7,213 ZAR 121,500 — (80)
JPMorgan Chase 08/15/2022 EUR 25 $ 25 — —
JPMorgan Chase 08/15/2022 $ 1,431 EUR 1,400 2 (1)
JPMorgan Chase 08/25/2022 BRL 51,800 $ 9,967 — (26)
JPMorgan Chase 08/25/2022 MXN 163,900 $ 8,066 — (59)
JPMorgan Chase 08/25/2022 ZAR 330,100 $ 19,966 — (152)
JPMorgan Chase 08/25/2022 TRY 188,400 $ 10,267 — (33)
JPMorgan Chase 08/25/2022 $ 32,489 EUR 31,875 13 (150)
JPMorgan Chase 08/25/2022 $ 10,259 TRY 188,400 24 —
JPMorgan Chase 08/25/2022 $ 14,820 CNH 100,500 — (75)
JPMorgan Chase 08/25/2022 $ 24,270 BRL 133,000 — (1,254)
JPMorgan Chase 08/25/2022 $ 7,935 MXN 163,900 — (72)
JPMorgan Chase 10/28/2022 $ 10,939 IDR 165,000,000 — (153)
Total $ 69 $ (2,971)
Amounts in thousands.
Exchange Cleared Interest Rate Swaps
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
3 Month KRW Certificate of
Deposit
Receive 3.22% Annual Annual N/A 09/21/2027 KRW 63,500,000 $ (630) $ — $ (630)
3 Month KRW Certificate of
Deposit
Pay 3.22% Annual Annual N/A 09/21/2027 15,000,000 181 (32) 149
3 Month KRW Certificate of
Deposit
Pay 3.22% Annual Annual N/A 09/21/2027 48,500,000 207 274 481
India Overnight Mumbai
Interbank Outright Rate
Receive 5.87% Annual Annual N/A 06/15/2024 INR 1,545,000 95 — 95
India Overnight Mumbai
Interbank Outright Rate
Receive 5.87% Annual Annual N/A 06/15/2024 1,499,000 70 22 92
India Overnight Mumbai
Interbank Outright Rate
Pay 5.87% Annual Annual N/A 06/15/2024 400,000 41 (66) (25)
India Overnight Mumbai
Interbank Outright Rate
Receive 6.68% Annual Annual N/A 09/21/2027 3,378,000 (539) — (539)

Schedule of Investments
Finisterre Emerging Markets Total Return Bond Fund
July 31, 2022 (unaudited)
See accompanying notes.

Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
India Overnight Mumbai
Interbank Outright Rate
Pay 6.68% Annual Annual N/A 09/21/2027 INR 1,690,000 $ 19 $ 251 $ 270
India Overnight Mumbai
Interbank Outright Rate
Pay 6.68% Annual Annual N/A 09/21/2027 425,000 7 61 68
Thai Overnight Repurchase
Rate
Receive 2.20% Annual Annual N/A 09/21/2024 THB 2,028,000 (143) — (143)
Thai Overnight Repurchase
Rate
Receive 2.20% Annual Annual N/A 09/21/2024 767,000 (66) 12 (54)
Total $ (758) $ 522 $ (236)
Amounts in thousands.
(a)     Forward swap.

Schedule of Investments
Global Emerging Markets Fund
July 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 5 .98 % Shares Held Value (000's)
Money Market Funds - 5 .98%
BlackRock Liquidity FedFund - Institutional
Class 1.88%
(a),(b)
606,820 $ 607
Principal Government Money Market Fund -
Institutional Class 1.14%
(a),(c)
13,217,335 13,217
$ 13,824
TOTAL INVESTMENT COMPANIES $ 13,824
COMMON STOCKS - 94 .24 % Shares Held Value (000's)
Agriculture - 0 .93%
Muyuan Foods Co Ltd 113,900 $ 1,008
SLC Agricola SA 133,530 1,142
$ 2,150
Apparel - 0 .71%
Fila Holdings Corp 29,789 698
Youngone Corp 30,264 942
$ 1,640
Automobile Manufacturers - 3 .95%
Ashok Leyland Ltd 691,457 1,302
Geely Automobile Holdings Ltd 636,000 1,261
Hyundai Motor Co 16,165 2,444
Kia Corp 43,819 2,744
Yadea Group Holdings Ltd
(d)
634,000 1,367
$ 9,118
Automobile Parts & Equipment - 0 .80%
Fuyao Glass Industry Group Co Ltd
(d)
171,600 832
Weichai Power Co Ltd 709,000 1,014
$ 1,846
Banks - 8 .95%
Bank Rakyat Indonesia Persero Tbk PT 9,489,382 2,801
China Merchants Bank Co Ltd 322,000 1,740
Grupo Financiero Banorte SAB de CV 317,700 1,811
HDFC Bank Ltd 89,282 1,631
Hong Leong Bank Bhd 155,800 735
ICICI Bank Ltd 348,608 3,626
Kasikornbank PCL 294,400 1,156
Kotak Mahindra Bank Ltd 52,563 1,207
PT Bank Central Asia Tbk 4,299,900 2,138
Saudi National Bank/The 183,199 3,439
Vietnam Technological & Commercial Joint Stock
Bank
(e)
239,500 390
$ 20,674
Beverages - 2 .74%
Arca Continental SAB de CV 215,500 1,490
China Resources Beer Holdings Co Ltd 212,000 1,462
Kweichow Moutai Co Ltd 5,600 1,574
Tsingtao Brewery Co Ltd 186,000 1,817
$ 6,343
Biotechnology - 0 .09%
I-Mab ADR
(e)
18,905 198
Building Materials - 2 .41%
Amber Enterprises India Ltd
(e)
19,195 606
Beijing Oriental Yuhong Waterproof Technology
Co Ltd
271,821 1,629
China Lesso Group Holdings Ltd 1,182,000 1,449
China National Building Material Co Ltd 760,000 763
Voltas Ltd 52,310 666
Xinyi Glass Holdings Ltd 229,000 452
$ 5,565
Chemicals - 1 .32%
Ganfeng Lithium Co Ltd
(d)
105,840 957
Navin Fluorine International Ltd 12,447 691
Petronas Chemicals Group Bhd 395,500 790
Supreme Industries Ltd 25,191 605
$ 3,043
Coal - 0 .48%
Exxaro Resources Ltd 92,038 1,119
COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services - 1 .17%
GPS Participacoes e Empreendimentos SA
(d)
337,092 $ 816
Localiza Rent a Car SA 83,200 936
MegaStudyEdu Co Ltd 13,836 941
$ 2,693
Computers - 2 .33%
CI&T Inc
(e),(f)
35,930 407
Globant SA
(e)
4,690 934
Infosys Ltd 142,096 2,787
TDCX Inc ADR
(e)
58,202 458
WNS Holdings Ltd ADR
(e)
9,299 806
$ 5,392
Distribution & Wholesale - 1 .97%
AKR Corporindo Tbk PT 30,516,800 2,576
Vamos Locacao de Caminhoes Maquinas e
Equipamentos SA
753,815 1,973
$ 4,549
Diversified Financial Services - 4 .33%
Bajaj Finance Ltd 17,286 1,582
Banco BTG Pactual SA 256,850 1,123
BOC Aviation Ltd
(d)
111,500 949
CreditAccess Grameen Ltd
(e)
90,815 1,216
Fubon Financial Holding Co Ltd 1,036,861 1,948
Hong Kong Exchanges & Clearing Ltd 19,300 886
KB Financial Group Inc 61,641 2,292
$ 9,996
Electric - 0 .51%
China Longyuan Power Group Corp Ltd 740,000 1,189
Electrical Components & Equipment - 1 .01%
Delta Electronics Inc 174,000 1,513
Frencken Group Ltd 931,500 827
$ 2,340
Electronics - 0 .79%
Lotes Co Ltd 32,000 751
Voltronic Power Technology Corp 22,000 1,080
$ 1,831
Energy - Alternate Sources - 0 .35%
Sao Martinho SA 119,229 810
Food - 3 .30%
Bid Corp Ltd 80,676 1,488
Dino Polska SA
(d),(e)
23,848 1,865
LT Foods Ltd 331,624 382
Nestle India Ltd 3,535 866
Tingyi Cayman Islands Holding Corp 968,000 1,593
Want Want China Holdings Ltd 1,768,000 1,439
$ 7,633
Gas - 0 .46%
China Resources Gas Group Ltd 254,000 1,066
Hand & Machine Tools - 0 .23%
Techtronic Industries Co Ltd 47,000 522
Healthcare - Products - 0 .88%
Osstem Implant Co Ltd 14,674 1,255
Shenzhen Mindray Bio-Medical Electronics Co
Ltd
18,400 790
$ 2,045
Healthcare - Services - 0 .97%
Hygeia Healthcare Holdings Co Ltd
(d),(e)
124,400 715
IHH Healthcare Bhd 471,300 678
WuXi AppTec Co Ltd
(d)
70,400 853
$ 2,246
Home Furnishings - 0 .87%
Haier Smart Home Co Ltd 460,400 1,473
Vestel Beyaz Esya Sanayi ve Ticaret AS 1,154,880 542
$ 2,015
Insurance - 3 .34%
AIA Group Ltd 202,600 2,036
ICICI Lombard General Insurance Co Ltd
(d)
58,519 903
ICICI Prudential Life Insurance Co Ltd
(d)
110,366 774

Schedule of Investments
Global Emerging Markets Fund
July 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
PICC Property & Casualty Co Ltd 1,466,000 $ 1,505
Ping An Insurance Group Co of China Ltd 154,500 908
Qualitas Controladora SAB de CV
(f)
375,400 1,581
$ 7,707
Internet - 12 .36%
Alibaba Group Holding Ltd
(e)
438,924 4,935
East Money Information Co Ltd 221,852 733
JD.com Inc 93,333 2,784
Meituan
(d),(e)
176,200 3,953
My EG Services Bhd 6,756,500 1,179
Naspers Ltd 15,175 2,144
Pinduoduo Inc ADR
(e)
29,602 1,451
Sea Ltd ADR
(e)
7,975 609
Tencent Holdings Ltd 254,000 9,817
Trip.com Group Ltd ADR
(e)
37,178 959
$ 28,564
Investment Companies - 0 .34%
VEF AB
(e)
2,206,097 518
Yangzijiang Financial Holding Ltd
(e)
914,500 261
$ 779
Iron & Steel - 1 .83%
Gerdau SA ADR 228,286 1,077
Hunan Valin Steel Co Ltd 859,889 580
Severstal PAO 31,471 —
Vale SA 189,900 2,562
$ 4,219
Leisure Products & Services - 0 .55%
Eicher Motors Ltd 32,535 1,275
Lodging - 0 .37%
Galaxy Entertainment Group Ltd 142,000 845
Machinery - Diversified - 1 .42%
NARI Technology Co Ltd 311,858 1,351
Shanghai Friendess Electronic Technology Corp
Ltd
23,298 855
WEG SA 199,800 1,085
$ 3,291
Metal Fabrication & Hardware - 0 .64%
APL Apollo Tubes Ltd
(e)
66,315 801
Astral Ltd 29,114 669
$ 1,470
Mining - 1 .92%
Anglo American PLC 53,983 1,951
Impala Platinum Holdings Ltd 134,713 1,494
Polyus PJSC 686 —
Shandong Gold Mining Co Ltd
(d)
570,750 994
$ 4,439
Miscellaneous Manufacturers - 0 .50%
Elite Material Co Ltd 84,000 471
Pidilite Industries Ltd 22,058 684
$ 1,155
Oil & Gas - 5 .30%
Indian Oil Corp Ltd 1,546,524 1,426
Petroleo Brasileiro SA 479,600 3,437
PTT Exploration & Production PCL 228,800 1,029
Reliance Industries Ltd 199,948 6,359
$ 12,251
Pharmaceuticals - 0 .70%
Caplin Point Laboratories Ltd 72,949 718
Grand Pharmaceutical Group Ltd 1,050,000 582
Hansoh Pharmaceutical Group Co Ltd
(d)
168,000 327
$ 1,627
Pipelines - 1 .31%
Gaztransport Et Technigaz SA 21,942 3,026
COMMON STOCKS (continued) Shares Held Value (000’s)
Real Estate - 1 .28%
China Overseas Land & Investment Ltd 390,500 $ 1,079
China Resources Land Ltd 246,000 1,027
Multiplan Empreendimentos Imobiliarios SA 186,900 863
$ 2,969
Retail - 2 .91%
Bosideng International Holdings Ltd 2,138,000 1,248
China Yongda Automobiles Services Holdings Ltd 738,000 636
Jumbo SA 66,994 1,039
Wal-Mart de Mexico SAB de CV 680,300 2,473
Yifeng Pharmacy Chain Co Ltd 172,873 1,326
$ 6,722
Semiconductors - 14 .71%
ASML Holding NV - NY Reg Shares 2,255 1,295
Hana Materials Inc 15,436 484
MediaTek Inc 83,000 1,912
Novatek Microelectronics Corp 61,300 546
Parade Technologies Ltd 15,000 565
RichWave Technology Corp 67,400 321
RichWave Technology Corp - Rights
(e)
971 1
Samsung Electronics Co Ltd 224,755 10,639
SK Hynix Inc 27,105 2,049
Taiwan Semiconductor Manufacturing Co Ltd 943,685 16,184
$ 33,996
Shipbuilding - 0 .27%
Yangzijiang Shipbuilding Holdings Ltd 914,500 617
Software - 1 .05%
NetEase Inc 129,625 2,425
Telecommunications - 1 .54%
America Movil SAB de CV ADR 89,319 1,691
KT Corp 32,216 937
Millicom International Cellular SA
(e)
36,315 571
Shenzhen Transsion Holdings Co Ltd 33,858 356
$ 3,555
Transportation - 0 .35%
MISC Bhd 494,500 802
TOTAL COMMON STOCKS $ 217,757
PREFERRED STOCKS - 0 .02 % Shares Held Value (000's)
Diversified Financial Services - 0 .02%
Fubon Financial Holding Co Ltd 0.33% 20,961 $ 41
TOTAL PREFERRED STOCKS $ 41
Total Investments $ 231,622
Other Assets and Liabilities -  (0.24)% (563)
TOTAL NET ASSETS - 100.00% $ 231,059
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $607 or
0.26% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $15,305 or 6.62% of net assets.
(e) Non-income producing security
(f) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $578 or 0.25% of net assets.

Schedule of Investments
Global Emerging Markets Fund
July 31, 2022 (unaudited)
See accompanying notes.

Portfolio Summary  (unaudited)
Location Percent
China 25 .49%
India 13 .69%
Korea, Republic Of 11 .01%
Taiwan 10 .71%
Brazil 7 .02%
United States 6 .22%
Hong Kong 5 .40%
Mexico 3 .91%
Indonesia 3 .26%
South Africa 2 .70%
Malaysia 2 .17%
Saudi Arabia 1 .49%
France 1 .31%
Singapore 0 .98%
Thailand 0 .94%
United Kingdom 0 .84%
Poland 0 .81%
Netherlands 0 .56%
Greece 0 .45%
Uruguay 0 .40%
Luxembourg 0 .25%
Sweden 0 .23%
Turkey 0 .23%
Vietnam 0 .17%
Russian Federation 0 .00%
Other Assets and Liabilities
( 0 .24 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales July 31, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 1.14% $ 5,586 $ 86,317 $ 78,686 $ 13,217
$ 5,586 $ 86,317 $ 78,686 $ 13,217
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 1.14% $ 28 $ — $ — $ —
$ 28 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Global Real Estate Securities Fund
July 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .83 % Shares Held Value (000's)
Money Market Funds - 1 .83%
BlackRock Liquidity FedFund - Institutional
Class 1.88%
(a),(b)
4,853,228 $ 4,853
Principal Government Money Market Fund -
Institutional Class 1.14%
(a),(b),(c)
45,760,138 45,760
$ 50,613
TOTAL INVESTMENT COMPANIES $ 50,613
COMMON STOCKS - 98 .55 % Shares Held Value (000's)
Engineering & Construction - 0 .76%
Cellnex Telecom SA
(d)
312,386 $ 13,973
Lendlease Corp Ltd 977,884 7,084
$ 21,057
Entertainment - 0 .77%
Marriott Vacations Worldwide Corp 156,607 21,443
Lodging - 0 .40%
Travel + Leisure Co 261,161 11,259
Private Equity - 1 .01%
Capitaland Investment Ltd/Singapore 9,879,000 28,109
Real Estate - 10 .63%
Aroundtown SA
(e)
3,447,891 11,057
Castellum AB 757,512 12,144
CK Asset Holdings Ltd 2,840,000 20,106
Fabege AB 1,418,472 14,560
Hongkong Land Holdings Ltd 3,213,647 16,705
Mitsubishi Estate Co Ltd 3,437,200 51,048
Mitsui Fudosan Co Ltd 2,160,793 48,293
New World Development Co Ltd 6,030,250 20,165
Sun Hung Kai Properties Ltd 1,308,000 15,614
Vonovia SE 1,863,557 62,093
Wharf Real Estate Investment Co Ltd 2,589,000 11,524
Wihlborgs Fastigheter AB 1,299,798 11,084
$ 294,393
REITs - 84 .37%
Aedifica SA 164,359 17,065
Agree Realty Corp 433,146 34,474
Alexandria Real Estate Equities Inc 415,121 68,819
Allied Properties Real Estate Investment Trust 1,314,479 35,075
American Homes 4 Rent 1,663,547 63,015
American Tower Corp 207,002 56,062
Apartment Income REIT Corp 769,665 34,897
AvalonBay Communities Inc 448,732 96,002
Big Yellow Group PLC 741,925 12,870
Brandywine Realty Trust 186,462 1,743
Broadstone Net Lease Inc 1,283,618 29,100
Canadian Apartment Properties REIT 723,606 27,412
CapitaLand Integrated Commercial Trust 21,951,618 34,677
Charter Hall Group 1,105,425 9,990
Cousins Properties Inc 795,908 24,554
CubeSmart 1,293,070 59,313
Daiwa House REIT Investment Corp 9,481 22,819
Daiwa Office Investment Corp 4,355 22,094
Dexus 5,446,455 36,600
Equinix Inc 98,577 69,373
Equity LifeStyle Properties Inc 645,191 47,434
Equity Residential 226,290 17,739
Essex Property Trust Inc 274,453 78,639
Extra Space Storage Inc 475,493 90,115
Federal Realty OP LP 71,987 7,603
First Industrial Realty Trust Inc 930,946 48,363
Gecina SA 192,823 19,770
GLP J-Reit 5,372 7,065
Goodman Group 2,369,522 34,678
GPT Group/The 9,761,862 31,406
Great Portland Estates PLC 1,623,984 12,293
Healthcare Realty Trust Inc 1,210,546 31,777
Industrial & Infrastructure Fund Investment Corp 16,480 22,914
Inmobiliaria Colonial Socimi SA 2,817,961 18,670
InterRent Real Estate Investment Trust 1,057,490 11,066
Invitation Homes Inc 2,114,016 82,510
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Japan Metropolitan Fund Invest 42,420 $ 34,568
Kilroy Realty Corp 604,583 32,756
Klepierre SA 1,039,185 23,091
Link REIT 4,307,800 36,075
Mapletree Industrial Trust 8,279,000 16,262
Medical Properties Trust Inc 1,553,510 26,782
Merlin Properties Socimi SA 2,336,396 25,060
Mori Hills REIT Investment Corp 9,968 11,455
Nippon Accommodations Fund Inc 765 3,997
Nomura Real Estate Master Fund Inc
(f)
7,223 9,049
Park Hotels & Resorts Inc 864,971 13,485
Prologis Inc 872,234 115,623
Prologis Property Mexico SA de CV 4,289,657 12,013
Regency Centers Corp 589,559 37,985
Rexford Industrial Realty Inc 1,122,460 73,420
Sabra Health Care REIT Inc 1,230,557 18,938
Safestore Holdings PLC 1,943,116 27,057
Saul Centers Inc 211,303 11,047
Segro PLC 5,051,130 67,574
Sekisui House Reit Inc 21,989 13,774
Simon Property Group Inc 103,987 11,297
STORE Capital Corp 1,172,931 34,038
Summit Industrial Income REIT 2,675,217 38,920
Sun Communities Inc 416,075 68,220
Sunstone Hotel Investors Inc
(f)
2,070,614 23,460
Terreno Realty Corp 281,629 17,644
UNITE Group PLC/The 1,355,829 19,331
Ventas Inc 1,538,712 82,752
VICI Properties Inc 2,456,150 83,976
Welltower Inc 343,710 29,676
$ 2,337,321
Telecommunications - 0 .61%
NEXTDC Ltd
(f)
2,018,687 16,805
TOTAL COMMON STOCKS $ 2,730,387
Total Investments $ 2,781,000
Other Assets and Liabilities -  (0.38)% (10,635)
TOTAL NET ASSETS - 100.00% $ 2,770,365
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $11,743 or 0.42% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $13,973 or 0.50% of net assets.
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $11,660 or 0.42% of net assets.
(f) Non-income producing security

Schedule of Investments
Global Real Estate Securities Fund
July 31, 2022 (unaudited)
See accompanying notes.

Portfolio Summary  (unaudited)
Location Percent
United States 61 .57%
Japan 8 .92%
United Kingdom 5 .02%
Australia 4 .93%
Hong Kong 4 .34%
Canada 4 .07%
Singapore 2 .85%
Germany 2 .24%
Spain 2 .08%
France 1 .54%
Sweden 1 .37%
Belgium 0 .62%
Mexico 0 .43%
Luxembourg 0 .40%
Other Assets and Liabilities
( 0 .38 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales July 31, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 1.14% $ 28,391 $ 536,437 $ 519,068 $ 45,760
$ 28,391 $ 536,437 $ 519,068 $ 45,760
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 1.14% $ 97 $ — $ — $ —
$ 97 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Government & High Quality Bond Fund
July 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .56 % Shares Held Value (000's)
Money Market Funds - 2 .56%
BlackRock Liquidity FedFund - Institutional
Class 1.88%
(a),(b)
90 $ —
Principal Government Money Market Fund -
Institutional Class 1.14%
(a),(c)
34,627,801 34,628
$ 34,628
TOTAL INVESTMENT COMPANIES $ 34,628
BONDS - 15 .73%
Principal
Amount (000's) Value (000's)
Automobile Asset Backed Securities - 8 .81%
AmeriCredit Automobile Receivables Trust
2022-2
2.59%, 12/18/2025 $ 13,750 $ 13,750
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.15%
BMW Vehicle Owner Trust 2020-A
0.48%, 10/25/2024 10,095 9,967
Capital One Prime Auto Receivables Trust 2021-1
0.32%, 02/18/2025 5,822 5,747
Capital One Prime Auto Receivables Trust 2022-1
2.71%, 06/16/2025 14,025 13,896
CarMax Auto Owner Trust 2021-4
0.24%, 11/15/2024 1,863 1,846
CarMax Auto Owner Trust 2022-1
0.91%, 02/18/2025 9,793 9,693
Carvana Auto Receivables Trust 2021-P3
0.38%, 01/10/2025 5,030 4,969
Carvana Auto Receivables Trust 2021-P4
0.82%, 04/10/2025 7,125 7,044
GM Financial Consumer Automobile Receivables
Trust 2021-4
0.28%, 11/18/2024 5,944 5,868
GM Financial Consumer Automobile Receivables
Trust 2022-2
2.52%, 05/16/2025 10,730 10,640
Hyundai Auto Lease Securitization Trust 2022-B
2.04%, 10/15/2024
(d)
8,945 8,945
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.62%
Santander Drive Auto Receivables Trust 2021-4
0.37%, 08/15/2024 615 614
Santander Drive Auto Receivables Trust 2022-1
1.36%, 12/16/2024 7,534 7,473
Santander Drive Auto Receivables Trust 2022-3
2.76%, 03/17/2025 11,485 11,423
Santander Retail Auto Lease Trust 2020-B
0.42%, 11/20/2023
(d)
1,827 1,821
Santander Retail Auto Lease Trust 2021-B
0.31%, 01/22/2024
(d)
4,121 4,087
World Omni Select Auto Trust 2021-A
0.29%, 02/18/2025 1,505 1,494
$ 119,277
Commercial Mortgage Backed Securities - 0 .69%
Ginnie Mae
0.26%, 10/16/2054
(e),(f)
23,188 298
0.40%, 10/16/2053
(e),(f)
4,294 73
0.41%, 06/16/2057
(e),(f)
5,033 108
0.43%, 04/16/2047
(e),(f)
39,492 461
0.49%, 11/16/2052
(e),(f)
21,429 282
0.55%, 08/16/2051
(e),(f)
30,965 569
0.56%, 03/16/2060
(e),(f)
10,940 474
0.61%, 07/16/2060
(e),(f)
7,051 343
0.63%, 12/16/2053
(e),(f)
9,564 183
0.65%, 02/16/2053
(e),(f)
17,192 306
2.60%, 05/16/2059 1,634 1,519
2.60%, 03/16/2060 2,598 2,417
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
Wells Fargo Commercial Mortgage Trust
2015-C31
4.60%, 11/15/2048
(f)
$ 2,500 $ 2,335
$ 9,368
Mortgage Backed Securities - 4 .03%
Citigroup Mortgage Loan Trust 2015-PS1
5.25%, 09/25/2042
(d),(f)
4,453 4,346
CSMC Trust 2015-1
3.92%, 01/25/2045
(d),(f)
3,327 3,233
Fannie Mae Interest Strip
3.50%, 12/25/2043
(e),(f)
1,869 270
7.00%, 04/25/2024
(e)
5 —
Fannie Mae REMICS
0.98%, 06/25/2045
(e)
6,189 197
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 0.00%
2.50%, 02/25/2028
(e)
4,281 196
2.86%, 04/25/2027 3 3
1.00 x 1 Month USD LIBOR + 0.60%
3.00%, 07/25/2032
(e)
4,919 417
3.00%, 10/25/2040
(e)
2,093 92
3.00%, 04/25/2042 1,066 1,056
3.00%, 05/25/2048 926 911
3.00%, 01/25/2051
(e)
13,795 2,194
3.50%, 02/25/2036
(e)
3,237 338
3.50%, 02/25/2043 246 247
3.50%, 02/25/2043
(e)
3,021 116
3.50%, 07/25/2043
(e)
5,450 442
3.50%, 08/25/2045 2,082 2,088
4.50%, 04/25/2045
(e)
8,573 1,699
7.00%, 04/25/2032 402 441
Freddie Mac REMICS
3.00%, 10/15/2041 120 120
3.00%, 04/15/2046 1,077 1,068
3.50%, 04/15/2040
(e)
24 —
4.00%, 11/15/2042
(e)
2,041 216
4.00%, 11/15/2045 553 560
6.50%, 08/15/2027 18 18
Ginnie Mae
3.00%, 07/20/2050
(e)
9,118 1,325
3.00%, 09/20/2050
(e)
16,522 2,420
3.00%, 10/20/2050
(e)
11,214 1,680
3.00%, 11/20/2050
(e)
13,558 1,989
3.00%, 11/20/2050
(e)
21,264 2,828
3.00%, 12/20/2050
(e)
8,785 1,347
3.50%, 08/20/2039
(e)
2,462 35
3.50%, 01/20/2043
(e)
7,971 1,352
3.50%, 10/20/2049
(e)
13,839 2,318
3.97%, 06/20/2046
(e)
2,452 388
(1.00) x 1 Month USD LIBOR + 6.10%
4.00%, 04/20/2044
(e)
2,085 172
4.00%, 01/20/2046
(e)
2,371 159
4.17%, 07/20/2051
(e)
10,042 1,647
(1.00) x 1 Month USD LIBOR + 6.30%
5.00%, 11/20/2039 1,258 1,333
JP Morgan Mortgage Trust 2016-4
3.50%, 10/25/2046
(d),(f)
731 695
New Residential Mortgage Loan Trust 2015-2
5.41%, 08/25/2055
(d),(f)
4,252 4,184
NRP Mortgage Trust 2013-1
3.29%, 07/25/2043
(d),(f)
2,579 2,247
Sequoia Mortgage Trust 2013-2
3.63%, 02/25/2043
(f)
1,484 1,449
Sequoia Mortgage Trust 2017-3
3.75%, 04/25/2047
(d),(f)
2,108 1,979
Sequoia Mortgage Trust 2017-5
3.50%, 08/25/2047
(d),(f)
228 216

Schedule of Investments
Government & High Quality Bond Fund
July 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Towd Point Mortgage Trust
4.25%, 10/25/2053
(d),(f)
$ 4,458 $ 4,440
$ 54,471
Other Asset Backed Securities - 2 .20%
DLLST 2022-1 LLC
2.79%, 01/22/2024
(d)
14,400 14,268
HPEFS Equipment Trust
0.69%, 07/22/2030
(d)
1,785 1,782
1.02%, 05/21/2029
(d)
13,960 13,686
$ 29,736
TOTAL BONDS $ 212,852
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 107 .75%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 4 .73%
2.23%, 10/01/2032 $ 1 $ 1
1.00 x 12 Month USD LIBOR + 1.98%
2.50%, 08/01/2027 418 412
2.50%, 02/01/2028 1,326 1,308
3.00%, 02/01/2027 1,052 1,055
3.00%, 02/01/2032 3,387 3,397
3.00%, 01/01/2033 2,335 2,342
3.00%, 04/01/2035 958 958
3.00%, 03/01/2037 1,994 1,990
3.00%, 10/01/2042 3,457 3,405
3.00%, 05/01/2043 1,278 1,258
3.00%, 07/01/2045 3,169 3,121
3.00%, 10/01/2046 4,831 4,736
3.50%, 11/01/2026 623 631
3.50%, 02/01/2032 1,536 1,579
3.50%, 04/01/2032 1,435 1,475
3.50%, 12/01/2041 1,231 1,254
3.50%, 04/01/2042 2,864 2,895
3.50%, 07/01/2042 3,900 3,943
3.50%, 08/01/2043 2,524 2,562
3.50%, 02/01/2044 2,596 2,612
3.50%, 11/01/2046 2,174 2,183
4.00%, 12/01/2041 2,307 2,381
4.00%, 07/01/2042 1,815 1,873
4.00%, 09/15/2042 631 646
4.00%, 10/01/2045 3,900 4,012
4.50%, 04/01/2041 2,355 2,466
4.50%, 11/01/2043 2,044 2,140
5.00%, 10/01/2025 13 14
5.00%, 12/01/2032 11 11
5.00%, 02/01/2033 178 188
5.00%, 01/01/2034 1,703 1,801
5.00%, 05/01/2034 34 35
5.00%, 07/01/2035 17 18
5.00%, 07/01/2035 1 1
5.00%, 10/01/2035 3 3
5.00%, 11/01/2035 146 155
5.00%, 07/01/2044 1,306 1,387
5.00%, 03/01/2048 2,331 2,470
5.50%, 05/01/2033 3 3
5.50%, 10/01/2033 7 7
5.50%, 12/01/2033 135 145
5.50%, 07/01/2037 7 8
5.50%, 04/01/2038 3 3
5.50%, 05/01/2038 14 15
6.00%, 06/01/2028 3 3
6.00%, 05/01/2031 42 46
6.00%, 10/01/2031 1 1
6.00%, 02/01/2032 9 9
6.00%, 11/01/2033 139 145
6.00%, 09/01/2034 28 30
6.00%, 02/01/2035 16 17
6.00%, 10/01/2036 17 18
6.00%, 03/01/2037 53 57
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
6.00%, 05/01/2037 $ 68 $ 74
6.00%, 03/01/2038 21 22
6.00%, 04/01/2038 32 34
6.00%, 07/01/2038 99 106
6.00%, 10/01/2038 42 45
6.50%, 05/01/2023 7 7
6.50%, 07/01/2025 1 1
6.50%, 03/01/2029 13 14
6.50%, 04/01/2031 52 56
6.50%, 10/01/2031 25 27
6.50%, 02/01/2032 4 4
6.50%, 04/01/2032 3 3
6.50%, 04/01/2035 3 3
7.00%, 07/01/2024 1 1
7.00%, 01/01/2028 91 94
7.00%, 06/01/2029 31 34
7.00%, 04/01/2031 22 23
7.00%, 10/01/2031 53 56
7.00%, 04/01/2032 63 69
7.50%, 12/01/2030 2 2
7.50%, 02/01/2031 1 1
7.50%, 02/01/2031 5 6
8.50%, 07/01/2029 55 56
$ 63,963
Federal National Mortgage Association (FNMA) - 0 .31%
1.95%, 12/01/2033 22 22
1.00 x 12 Month USD LIBOR + 1.70%
3.00%, 04/01/2043 3,331 3,309
5.50%, 05/01/2033 57 57
6.00%, 01/01/2032 70 70
6.00%, 04/01/2033 103 106
6.00%, 09/01/2034 167 173
6.50%, 06/01/2031 29 31
6.50%, 11/01/2032 195 202
6.50%, 11/01/2032 72 75
7.00%, 08/01/2028 22 23
7.00%, 12/01/2028 28 29
7.00%, 07/01/2029 22 23
7.00%, 07/01/2032 20 20
7.50%, 12/01/2024 22 22
7.50%, 02/01/2030 28 29
$ 4,191
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 65 .15%
1.50%, 10/01/2036 11,264 10,454
2.00%, 08/01/2028 911 890
2.00%, 07/01/2030 2,509 2,426
2.00%, 11/01/2035 9,090 8,663
2.00%, 11/01/2035 6,079 5,793
2.00%, 08/01/2037
(g)
15,000 14,266
2.00%, 10/01/2050 6,011 5,432
2.00%, 03/01/2051 14,108 12,804
2.00%, 05/01/2051 17,626 15,937
2.00%, 07/01/2051 16,290 14,684
2.00%, 09/01/2051 14,966 13,490
2.00%, 11/01/2051 10,551 9,532
2.00%, 11/01/2051 12,553 11,311
2.00%, 11/01/2051 11,526 10,408
2.00%, 11/01/2051 19,026 17,201
2.00%, 12/01/2051 19,387 17,503
2.00%, 12/01/2051 19,149 17,291
2.00%, 12/01/2051 12,502 11,272
2.00%, 12/01/2051 12,437 11,224
2.00%, 01/01/2052 34,691 31,288
2.00%, 01/01/2052 16,407 14,792
2.00%, 02/01/2052 12,699 11,485
2.00%, 02/01/2052 15,133 13,643
2.50%, 06/01/2027 1,511 1,491

Schedule of Investments
Government & High Quality Bond Fund
July 31, 2022 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
2.50%, 05/01/2028 $ 783 $ 772
2.50%, 08/01/2028 1,002 988
2.50%, 03/01/2030 2,775 2,737
2.50%, 07/01/2030 3,402 3,355
2.50%, 12/01/2031 3,873 3,820
2.50%, 08/01/2035 8,251 8,074
2.50%, 10/01/2035 8,437 8,225
2.50%, 04/01/2050 7,383 6,904
2.50%, 06/01/2050 8,826 8,259
2.50%, 08/01/2050 18,685 17,533
2.50%, 07/01/2051 13,726 12,893
2.50%, 12/01/2051 16,530 15,533
2.50%, 12/01/2051 7,228 6,778
2.50%, 12/01/2051 9,749 9,118
2.50%, 12/01/2051 14,724 13,911
2.50%, 01/01/2052 14,500 13,645
2.50%, 02/01/2052 13,653 12,795
2.50%, 04/01/2052 12,768 11,941
2.50%, 04/01/2052 20,906 19,587
2.50%, 04/01/2052 15,996 15,048
2.50%, 04/01/2052 8,668 8,129
2.50%, 05/01/2052 12,867 12,065
2.50%, 08/01/2052
(g)
16,655 15,518
3.00%, 04/01/2027 1,087 1,089
3.00%, 05/01/2029 2,110 2,115
3.00%, 01/01/2030 178 179
3.00%, 08/01/2031 3,842 3,850
3.00%, 06/01/2033 4,690 4,697
3.00%, 12/01/2034 1,661 1,660
3.00%, 10/01/2036 3,346 3,344
3.00%, 08/01/2037
(g)
20,000 19,857
3.00%, 12/01/2042 3,198 3,148
3.00%, 01/01/2043 2,868 2,823
3.00%, 07/01/2045 1,284 1,262
3.00%, 01/01/2046 2,993 2,941
3.00%, 07/01/2046 3,477 3,402
3.00%, 10/01/2046 3,855 3,770
3.00%, 12/01/2046 4,102 4,010
3.00%, 08/01/2049 1,724 1,669
3.00%, 10/01/2049 4,104 3,978
3.00%, 12/01/2049 4,243 4,110
3.00%, 01/01/2050 6,988 6,770
3.00%, 02/01/2050 6,462 6,261
3.00%, 07/01/2050 6,601 6,387
3.00%, 08/01/2050 5,170 5,003
3.00%, 09/01/2050 7,720 7,479
3.00%, 08/01/2052
(g)
46,000 44,295
3.50%, 08/01/2031 2,058 2,099
3.50%, 02/01/2033 4,011 4,089
3.50%, 09/01/2033 4,030 4,108
3.50%, 06/01/2039 1,580 1,615
3.50%, 06/01/2042 1,258 1,271
3.50%, 11/01/2042 2,369 2,402
3.50%, 02/01/2043 1,138 1,167
3.50%, 05/01/2043 1,665 1,707
3.50%, 03/01/2045 1,250 1,263
3.50%, 03/01/2045 2,475 2,520
3.50%, 09/01/2045 2,332 2,366
3.50%, 11/01/2048 7,823 7,929
3.50%, 03/01/2050 9,394 9,521
3.50%, 08/01/2052
(g)
62,500 61,848
4.00%, 01/01/2034 505 523
4.00%, 10/01/2037 2,055 2,096
4.00%, 09/01/2040 1,006 1,036
4.00%, 02/01/2042 997 1,027
4.00%, 03/01/2043 1,552 1,598
4.00%, 08/01/2044 2,005 2,068
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
4.00%, 11/01/2044 $ 1,529 $ 1,577
4.00%, 07/01/2045 2,615 2,697
4.00%, 08/01/2045 3,017 3,111
4.00%, 08/01/2046 4,411 4,518
4.00%, 07/01/2047 4,248 4,379
4.00%, 10/01/2047 3,258 3,342
4.00%, 02/01/2048 3,532 3,623
4.00%, 08/01/2052
(g)
42,500 42,711
4.50%, 09/01/2025 306 315
4.50%, 08/01/2039 1,319 1,376
4.50%, 03/01/2041 1,486 1,544
4.50%, 09/01/2043 2,138 2,237
4.50%, 09/01/2043 3,016 3,155
4.50%, 11/01/2043 2,726 2,845
4.50%, 10/01/2044 1,820 1,894
4.50%, 12/01/2044 3,811 3,988
4.50%, 05/01/2045 1,797 1,880
4.50%, 09/01/2045 2,292 2,390
4.50%, 10/01/2045 3,361 3,516
4.50%, 11/01/2045 4,196 4,375
5.00%, 01/01/2026 14 15
5.00%, 04/01/2035 75 79
5.00%, 05/01/2035 29 31
5.00%, 07/01/2035 10 11
5.00%, 02/01/2038 1,054 1,119
5.00%, 03/01/2038 615 653
5.00%, 02/01/2040 3,044 3,260
5.00%, 05/01/2040 1,260 1,338
5.00%, 07/01/2040 688 727
5.00%, 07/01/2041 3,427 3,639
5.00%, 02/01/2044 1,488 1,573
5.00%, 06/01/2044 1,514 1,607
5.00%, 05/01/2048 2,606 2,759
5.50%, 06/01/2026 16 17
5.50%, 07/01/2033 279 298
5.50%, 02/01/2037 2 2
5.50%, 12/01/2037 556 595
5.50%, 03/01/2038 87 94
6.00%, 03/01/2029 15 16
6.00%, 12/01/2031 1 2
6.00%, 11/01/2032 5 5
6.00%, 11/01/2037 10 11
6.00%, 02/01/2038 32 34
6.00%, 03/01/2038 28 30
6.00%, 04/01/2039 259 275
6.50%, 09/01/2024 10 10
6.50%, 08/01/2028 11 12
6.50%, 03/01/2029 16 17
6.50%, 06/01/2031 50 53
6.50%, 12/01/2031 1 1
6.50%, 01/01/2032 25 26
6.50%, 04/01/2032 7 7
6.50%, 04/01/2032 5 5
6.50%, 08/01/2032 40 42
6.50%, 02/01/2033 53 56
6.50%, 04/01/2036 2 2
6.50%, 08/01/2036 17 18
6.50%, 08/01/2036 23 25
6.50%, 10/01/2036 13 14
6.50%, 11/01/2036 13 14
6.50%, 07/01/2037 12 13
6.50%, 07/01/2037 5 5
6.50%, 08/01/2037 224 245
6.50%, 08/01/2037 17 18
6.50%, 02/01/2038 15 17
6.50%, 05/01/2038 1 1
7.00%, 11/01/2031 58 59

Schedule of Investments
Government & High Quality Bond Fund
July 31, 2022 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
7.50%, 08/01/2032 $ 5 $ 5
$ 881,588
Government National Mortgage Association (GNMA) - 21 .45%
2.00%, 08/20/2050 10,580 9,782
2.00%, 01/20/2051 10,982 10,145
2.00%, 02/20/2051 17,929 16,560
2.50%, 06/20/2050 18,795 17,976
2.50%, 05/20/2051 18,570 17,673
2.50%, 08/01/2052
(g)
49,750 47,115
3.00%, 11/15/2042 1,552 1,533
3.00%, 12/15/2042 1,929 1,895
3.00%, 02/15/2043 2,835 2,785
3.00%, 07/20/2045 5,554 5,497
3.00%, 07/20/2046 1,850 1,831
3.00%, 08/20/2046 4,021 3,973
3.00%, 09/20/2046 3,964 3,864
3.00%, 09/20/2046 4,896 4,845
3.00%, 11/20/2046 2,282 2,223
3.00%, 12/20/2046 2,545 2,518
3.00%, 02/20/2047 3,230 3,197
3.00%, 08/20/2047 1,920 1,895
3.00%, 11/15/2047 4,517 4,501
3.00%, 08/01/2052
(g)
11,750 11,442
3.50%, 08/20/2042 1,995 1,996
3.50%, 05/15/2043 3,515 3,585
3.50%, 06/20/2043 2,749 2,752
3.50%, 08/15/2043 3,080 3,142
3.50%, 04/20/2045 1,688 1,694
3.50%, 02/20/2047 1,387 1,388
3.50%, 05/20/2047 7,303 7,479
3.50%, 10/20/2047 2,350 2,352
3.50%, 11/20/2047 2,367 2,429
3.50%, 08/01/2052
(g)
37,500 37,330
4.00%, 08/15/2041 1,597 1,651
4.00%, 09/15/2041 3,092 3,197
4.00%, 03/15/2044 1,972 2,048
4.00%, 10/20/2044 1,748 1,785
4.00%, 01/20/2048 7,871 8,213
4.00%, 08/01/2052
(g)
26,000 26,267
4.50%, 08/01/2052
(g)
8,000 8,153
5.00%, 02/15/2034 53 57
5.00%, 10/15/2039 1,181 1,252
5.50%, 07/20/2033 449 480
5.50%, 03/20/2034 485 523
5.50%, 05/20/2035 47 51
6.00%, 10/15/2023 14 14
6.00%, 11/15/2023 2 2
6.00%, 11/15/2023 3 3
6.00%, 04/20/2026 13 13
6.00%, 10/20/2028 2 2
6.00%, 02/20/2029 23 24
6.00%, 02/15/2033 10 11
6.00%, 07/20/2033 391 424
6.00%, 08/15/2038 59 62
6.50%, 09/15/2023 1 1
6.50%, 10/15/2023 1 1
6.50%, 12/15/2023 2 2
6.50%, 12/15/2023 1 1
6.50%, 01/15/2024 1 1
6.50%, 01/15/2024 3 3
6.50%, 01/15/2024 4 4
6.50%, 01/15/2024 1 1
6.50%, 04/15/2024 2 2
6.50%, 04/20/2024 1 1
6.50%, 07/15/2024 3 3
6.50%, 01/15/2026 1 1
6.50%, 03/15/2026 2 2
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
6.50%, 07/20/2026 $ 1 $ 1
6.50%, 10/20/2028 3 3
6.50%, 03/20/2031 23 26
6.50%, 04/20/2031 19 21
6.50%, 10/15/2031 7 7
6.50%, 07/15/2032 1 1
6.50%, 05/20/2034 257 283
7.00%, 02/15/2023 2 2
7.00%, 08/15/2023 1 1
7.00%, 01/15/2026 1 1
7.00%, 01/15/2027 3 3
7.00%, 10/15/2027 1 1
7.00%, 10/15/2027 5 5
7.00%, 04/15/2028 1 1
7.00%, 06/15/2028 50 51
7.00%, 12/15/2028 28 29
7.00%, 01/15/2029 24 25
7.00%, 03/15/2029 16 16
7.00%, 04/15/2029 99 105
7.00%, 05/15/2031 3 3
7.50%, 03/15/2024 2 2
7.50%, 05/15/2027 1 1
7.50%, 06/15/2027 4 4
7.50%, 08/15/2029 17 17
7.50%, 10/15/2029 12 12
8.00%, 12/15/2030 3 3
$ 290,276
U.S. Treasury - 1 .47%
1.25%, 12/31/2026 15,000 14,081
1.38%, 11/15/2031 3,500 3,132
1.88%, 11/15/2051 3,500 2,693
$ 19,906
U.S. Treasury Bill - 14 .64%
1.02%, 08/25/2022
(h)
33,400 33,354
1.30%, 10/20/2022
(h)
92,000 91,527
2.40%, 10/27/2022
(h)
73,575 73,158
$ 198,039
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 1,457,963
Total Investments $ 1,705,443
Other Assets and Liabilities -  (26.04)% (352,372)
TOTAL NET ASSETS - 100.00% $ 1,353,071
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $0 or
0.00% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $65,929 or 4.87% of net assets.
(e) Security is an Interest Only Strip.
(f) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(g) Security was purchased in a "to-be-announced" ("TBA") transaction.
(h) Rate shown is the discount rate of the original purchase.

Schedule of Investments
Government & High Quality Bond Fund
July 31, 2022 (unaudited)
See accompanying notes.

Portfolio Summary  (unaudited)
Sector Percent
Mortgage Securities 96 .36%
Government 16 .11%
Asset Backed Securities 11 .01%
Money Market Funds 2 .56%
Other Assets and Liabilities
( 26 .04 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales July 31, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 1.14% $ 120,587 $ 1,389,848 $ 1,475,807 $ 34,628
$ 120,587 $ 1,389,848 $ 1,475,807 $ 34,628
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 1.14% $ 70 $ — $ — $ —
$ 70 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Note; September 2022 Long 337 $ 40,825 $ 366
US 5 Year Note; September 2022 Short 678 77,107 (367)
US Long Bond; September 2022 Long 562 80,928 1,667
Total $ 1,666
Amounts in thousands except contracts.

Schedule of Investments
High Income Fund
July 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2.89% Shares Held Value (000's)
Money Market Funds - 2.89%
BlackRock Liquidity FedFund - Institutional
Class 1.88%
(a),(b)
5,723,684 $ 5,724
Principal Government Money Market Fund -
Institutional Class 1.14%
(a),(b),(c)
83,415,065 83,415
$ 89,139
TOTAL INVESTMENT COMPANIES $ 89,139
COMMON STOCKS - 0.65% Shares Held Value (000's)
Distribution & Wholesale - 0.23%
ATD New Holdings Inc
(d)
101,514 $ 7,106
Electric - 0.00%
Vistra Energy Corp - Rights
(d),(e)
164,087 —
Leisure Products & Services - 0.12%
CWT Travel Group
(d)
209,235 3,592
CWT Travel Holdings Inc - Warrants
(d)
29,708 —
CWT Travel Holdings Inc - Warrants
(d)
28,222 —
$ 3,592
Mining - 0.04%
Arctic Canadian Diamond Co Ltd
(d),(e)
5,247 1,071
Miscellaneous Manufacturers - 0.24%
Utex Industries
(d),(e)
111,195 7,450
Utex Industries - Warrants
(d)
51,625 —
$ 7,450
Oil & Gas - 0.00%
Sabine Oil & Gas Holdings Inc
(d),(e)
246 —
Software - 0.02%
Skillsoft Corp
(d),(f)
189,362 727
Telecommunications - 0.00%
Goodman Networks Inc
(d),(e)
15,207 —
TOTAL COMMON STOCKS $ 19,946
PREFERRED STOCKS - 0.00% Shares Held Value (000's)
Telecommunications - 0.00%
Goodman Networks Inc 0.00%
(d),(e)
18,092 $ —
TOTAL PREFERRED STOCKS $ —
BONDS - 84.85%
Principal
Amount (000's) Value (000's)
Advertising - 1.20%
Advantage Sales & Marketing Inc
6.50%, 11/15/2028
(g)
$ 1,080 $ 983
Clear Channel Outdoor Holdings Inc
5.13%, 08/15/2027
(g)
888 821
7.50%, 06/01/2029
(g)
6,875 5,534
7.75%, 04/15/2028
(g)
4,960 3,990
CMG Media Corp
8.88%, 12/15/2027
(g)
1,433 1,147
Lamar Media Corp
3.63%, 01/15/2031 570 502
3.75%, 02/15/2028 671 631
4.00%, 02/15/2030 750 690
4.88%, 01/15/2029 500 486
National CineMedia LLC
5.88%, 04/15/2028
(f),(g)
340 246
Outfront Media Capital LLC / Outfront Media
Capital Corp
4.25%, 01/15/2029
(g)
9,428 8,058
4.63%, 03/15/2030
(g)
3,855 3,257
5.00%, 08/15/2027
(g)
9,385 8,865
6.25%, 06/15/2025
(g)
1,000 990
Stagwell Global LLC
5.63%, 08/15/2029
(g)
895 749
$ 36,949
Aerospace & Defense - 2.09%
Bombardier Inc
6.00%, 02/15/2028
(g)
500 431
7.13%, 06/15/2026
(g)
1,100 1,021
7.50%, 03/15/2025
(g)
1,456 1,420
7.88%, 04/15/2027
(g)
2,490 2,303
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Aerospace & Defense (continued)
F-Brasile SpA / F-Brasile US LLC
7.38%, 08/15/2026
(g)
$ 650 $ 513
Hexcel Corp
4.20%, 02/15/2027 850 824
4.95%, 08/15/2025 1,050 1,040
Howmet Aerospace Inc
3.00%, 01/15/2029 714 641
5.13%, 10/01/2024 1,140 1,148
5.90%, 02/01/2027 670 696
5.95%, 02/01/2037 710 705
6.75%, 01/15/2028 420 442
6.88%, 05/01/2025 1,090 1,147
Leonardo US Holding Inc
6.25%, 01/15/2040
(g)
140 125
Moog Inc
4.25%, 12/15/2027
(g)
500 467
Rolls-Royce PLC
3.63%, 10/14/2025
(g)
1,500 1,415
5.75%, 10/15/2027
(g)
1,882 1,777
Spirit AeroSystems Inc
4.60%, 06/15/2028 1,138 951
7.50%, 04/15/2025
(g)
1,620 1,614
TransDigm Inc
4.63%, 01/15/2029 6,809 6,128
4.88%, 05/01/2029 3,751 3,357
5.50%, 11/15/2027 10,863 10,255
6.25%, 03/15/2026
(g)
12,628 12,688
6.38%, 06/15/2026 2,663 2,649
7.50%, 03/15/2027 6,105 6,204
8.00%, 12/15/2025
(g)
1,258 1,304
TransDigm UK Holdings PLC
6.88%, 05/15/2026 880 878
Triumph Group Inc
6.25%, 09/15/2024
(g)
550 527
7.75%, 08/15/2025 1,041 891
8.88%, 06/01/2024
(g)
807 835
$ 64,396
Agriculture - 0.05%
Vector Group Ltd
5.75%, 02/01/2029
(g)
976 886
10.50%, 11/01/2026
(g)
580 564
$ 1,450
Airlines - 1.41%
Air Canada
3.88%, 08/15/2026
(g)
9,405 8,653
American Airlines 2013-1 Class A Pass Through
Trust
4.00%, 01/15/2027 884 796
American Airlines 2013-2 Class A Pass Through
Trust
4.95%, 07/15/2024 20 20
American Airlines 2014-1 Class A Pass Through
Trust
3.70%, 04/01/2028 693 602
American Airlines 2015-1 Class A Pass Through
Trust
3.38%, 11/01/2028 856 752
American Airlines 2016-1 Class A Pass Through
Trust
4.10%, 07/15/2029 575 466
American Airlines 2016-2 Class A Pass Through
Trust
3.65%, 12/15/2029 579 452
American Airlines 2021-1 Class B Pass Through
Trust
3.95%, 01/11/2032 1,760 1,450

Schedule of Investments
High Income Fund
July 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Airlines (continued)
American Airlines Inc
11.75%, 07/15/2025
(g)
$ 1,720 $ 1,909
American Airlines Inc/AAdvantage Loyalty IP
Ltd
5.50%, 04/20/2026
(g)
5,600 5,508
5.75%, 04/20/2029
(g)
8,185 7,837
Delta Air Lines Inc
2.90%, 10/28/2024 1,405 1,336
3.75%, 10/28/2029 510 443
4.38%, 04/19/2028
(f)
430 402
7.38%, 01/15/2026 1,140 1,197
Hawaiian Brand Intellectual Property Ltd /
HawaiianMiles Loyalty Ltd
5.75%, 01/20/2026
(g)
5,036 4,896
Spirit Loyalty Cayman Ltd / Spirit IP Cayman Ltd
8.00%, 09/20/2025
(g)
93 98
United Airlines Holdings Inc
4.88%, 01/15/2025
(f)
363 347
5.00%, 02/01/2024
(f)
446 438
United Airlines Inc
4.38%, 04/15/2026
(g)
4,256 4,086
4.63%, 04/15/2029
(g)
1,950 1,796
$ 43,484
Apparel - 0.14%
Crocs Inc
4.13%, 08/15/2031
(g)
215 167
4.25%, 03/15/2029
(g)
300 246
Hanesbrands Inc
4.63%, 05/15/2024
(g)
1,045 1,036
4.88%, 05/15/2026
(g)
795 774
Kontoor Brands Inc
4.13%, 11/15/2029
(g)
1,004 846
Levi Strauss & Co
3.50%, 03/01/2031
(g)
163 147
Under Armour Inc
3.25%, 06/15/2026 420 385
William Carter Co/The
5.63%, 03/15/2027
(g)
656 651
$ 4,252
Automobile Manufacturers - 2.73%
Allison Transmission Inc
3.75%, 01/30/2031
(g)
1,200 1,036
4.75%, 10/01/2027
(g)
1,025 974
5.88%, 06/01/2029
(g)
546 537
Aston Martin Capital Holdings Ltd
10.50%, 11/30/2025
(g)
1,860 1,968
Ford Holdings LLC
9.30%, 03/01/2030 1,079 1,217
Ford Motor Co
3.25%, 02/12/2032 2,600 2,171
4.35%, 12/08/2026
(f)
1,425 1,400
4.75%, 01/15/2043 1,487 1,225
5.29%, 12/08/2046 1,145 985
6.38%, 02/01/2029 609 620
6.63%, 10/01/2028 320 337
7.45%, 07/16/2031 6,223 6,783
7.50%, 08/01/2026 50 54
9.63%, 04/22/2030 6,285 7,511
Ford Motor Credit Co LLC
2.70%, 08/10/2026 424 385
2.90%, 02/16/2028 2,175 1,887
3.37%, 11/17/2023 300 294
3.38%, 11/13/2025 1,782 1,700
3.63%, 06/17/2031 380 322
3.66%, 09/08/2024 2,820 2,733
3.81%, 01/09/2024 1,000 988
3.82%, 11/02/2027 5,275 4,835
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Manufacturers (continued)
Ford Motor Credit Co LLC   (continued)
4.00%, 11/13/2030 $ 9,045 $ 7,995
4.06%, 11/01/2024 1,729 1,701
4.13%, 08/04/2025 1,500 1,479
4.13%, 08/17/2027 7,040 6,679
4.27%, 01/09/2027 6,060 5,800
4.39%, 01/08/2026 1,610 1,567
4.54%, 08/01/2026 8,580 8,344
4.69%, 06/09/2025 1,447 1,437
5.11%, 05/03/2029 2,135 2,076
5.13%, 06/16/2025 1,865 1,859
5.58%, 03/18/2024 1,264 1,275
Jaguar Land Rover Automotive PLC
4.50%, 10/01/2027
(f),(g)
465 358
5.50%, 07/15/2029
(g)
2,019 1,557
5.88%, 01/15/2028
(g)
597 467
7.75%, 10/15/2025
(g)
1,070 1,024
JB Poindexter & Co Inc
7.13%, 04/15/2026
(g)
115 112
PM General Purchaser LLC
9.50%, 10/01/2028
(g)
645 560
$ 84,252
Automobile Parts & Equipment - 1.43%
Adient Global Holdings Ltd
4.88%, 08/15/2026
(f),(g)
505 472
American Axle & Manufacturing Inc
5.00%, 10/01/2029 1,365 1,194
Clarios Global LP
6.75%, 05/15/2025
(g)
365 367
Clarios Global LP / Clarios US Finance Co
6.25%, 05/15/2026
(g)
11,209 11,278
8.50%, 05/15/2027
(g)
2,040 2,059
Dana Financing Luxembourg Sarl
5.75%, 04/15/2025
(g)
305 300
Dana Inc
4.50%, 02/15/2032 965 806
5.38%, 11/15/2027 568 534
5.63%, 06/15/2028 325 302
Dealer Tire LLC / DT Issuer LLC
8.00%, 02/01/2028
(g)
794 713
Dornoch Debt Merger Sub Inc
6.63%, 10/15/2029
(g)
7,780 5,818
Goodyear Tire & Rubber Co/The
4.88%, 03/15/2027 190 181
5.00%, 05/31/2026
(f)
535 526
5.00%, 07/15/2029
(f)
610 556
5.25%, 04/30/2031 517 464
5.25%, 07/15/2031
(f)
640 557
7.00%, 03/15/2028 17 17
9.50%, 05/31/2025 977 1,029
IHO Verwaltungs GmbH
4.75%, PIK 5.50%; 09/15/2026
(g),(h),(i)
925 798
6.00%, PIK 6.75%; 05/15/2027
(g),(h),(i)
970 863
6.38%, PIK 7.13%; 05/15/2029
(g),(h),(i)
1,180 1,021
Meritor Inc
6.25%, 06/01/2025
(g)
205 211
Real Hero Merger Sub 2 Inc
6.25%, 02/01/2029
(g)
7,520 6,091
Tenneco Inc
5.00%, 07/15/2026 220 216
5.13%, 04/15/2029
(g)
117 115
5.38%, 12/15/2024 115 112
7.88%, 01/15/2029
(g)
555 551
Wheel Pros Inc
6.50%, 05/15/2029
(g)
7,681 5,571

Schedule of Investments
High Income Fund
July 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Parts & Equipment (continued)
ZF North America Capital Inc
4.75%, 04/29/2025
(g)
$ 1,680 $ 1,599
$ 44,321
Banks - 0.50%
Commerzbank AG
8.13%, 09/19/2023
(g)
985 1,010
Deutsche Bank AG
4.50%, 04/01/2025 1,255 1,220
Deutsche Bank AG/New York NY
3.73%, 01/14/2032
(j)
250 195
Secured Overnight Financing Rate + 2.76%
4.88%, 12/01/2032
(j)
915 789
USD Swap Rate NY 5 Year + 2.55%
5.88%, 07/08/2031
(j)
490 447
Secured Overnight Financing Rate + 5.44%
Dresdner Funding Trust I
8.15%, 06/30/2031
(g)
1,344 1,470
Freedom Mortgage Corp
7.63%, 05/01/2026
(g)
570 468
8.13%, 11/15/2024
(g)
280 251
8.25%, 04/15/2025
(g)
430 385
Intesa Sanpaolo SpA
4.20%, 06/01/2032
(g),(j)
700 535
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.60%
4.95%, 06/01/2042
(g),(j)
800 547
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.75%
5.02%, 06/26/2024
(g)
2,085 2,019
5.71%, 01/15/2026
(g)
1,560 1,509
Synovus Financial Corp
5.90%, 02/07/2029
(j)
900 884
USD Swap Semi-Annual 5 Year + 3.38%
UniCredit SpA
5.46%, 06/30/2035
(g),(j)
1,645 1,351
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.75%
5.86%, 06/19/2032
(g),(j)
1,000 895
USD Swap Rate NY 5 Year + 3.70%
7.30%, 04/02/2034
(g),(j)
1,465 1,358
USD Swap Rate NY 5 Year + 4.91%
$ 15,333
Beverages - 0.03%
Triton Water Holdings Inc
6.25%, 04/01/2029
(g)
1,290 970
Biotechnology - 0.02%
Emergent BioSolutions Inc
3.88%, 08/15/2028
(g)
675 513
Building Materials - 1.12%
Boise Cascade Co
4.88%, 07/01/2030
(g)
325 295
Builders FirstSource Inc
5.00%, 03/01/2030
(g)
1,017 942
CP Atlas Buyer Inc
7.00%, 12/01/2028
(g)
260 205
Eco Material Technologies Inc
7.88%, 01/31/2027
(g)
11,700 10,394
Griffon Corp
5.75%, 03/01/2028 1,600 1,531
James Hardie International Finance DAC
5.00%, 01/15/2028
(g)
300 277
JELD-WEN Inc
4.63%, 12/15/2025
(g)
468 432
4.88%, 12/15/2027
(g)
249 206
Koppers Inc
6.00%, 02/15/2025
(g)
1,524 1,452
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Building Materials (continued)
Masonite International Corp
5.38%, 02/01/2028
(g)
$ 1,232 $ 1,204
MIWD Holdco II LLC / MIWD Finance Corp
5.50%, 02/01/2030
(g)
960 812
New Enterprise Stone & Lime Co Inc
9.75%, 07/15/2028
(g)
331 277
Oscar AcquisitionCo LLC / Oscar Finance Inc
9.50%, 04/15/2030
(g)
5,370 4,379
PGT Innovations Inc
4.38%, 10/01/2029
(g)
500 452
SRM Escrow Issuer LLC
6.00%, 11/01/2028
(g)
5,600 5,196
Standard Industries Inc/NJ
3.38%, 01/15/2031
(g)
1,045 850
4.38%, 07/15/2030
(g)
2,473 2,160
4.75%, 01/15/2028
(g)
1,385 1,316
5.00%, 02/15/2027
(g)
1,775 1,702
Summit Materials LLC / Summit Materials
Finance Corp
5.25%, 01/15/2029
(g)
565 532
6.50%, 03/15/2027
(g)
135 133
$ 34,747
Chemicals - 1 .17%
Ashland LLC
6.88%, 05/15/2043 308 311
ASP Unifrax Holdings Inc
5.25%, 09/30/2028
(g)
3,364 2,824
Axalta Coating Systems LLC
3.38%, 02/15/2029
(g)
640 558
Axalta Coating Systems LLC / Axalta Coating
Systems Dutch Holding B BV
4.75%, 06/15/2027
(f),(g)
1,275 1,218
Chemours Co/The
4.63%, 11/15/2029
(g)
1,528 1,341
5.38%, 05/15/2027 615 587
5.75%, 11/15/2028
(g)
848 808
Cornerstone Chemical Co
6.75%, 08/15/2024
(g)
1,130 995
Diamond BC BV
4.63%, 10/01/2029
(g)
3,750 3,178
Element Solutions Inc
3.88%, 09/01/2028
(g)
1,295 1,196
GCP Applied Technologies Inc
5.50%, 04/15/2026
(g)
365 370
GPD Cos Inc
10.13%, 04/01/2026
(g)
1,100 1,015
HB Fuller Co
4.00%, 02/15/2027 750 697
4.25%, 10/15/2028 550 490
Herens Holdco Sarl
4.75%, 05/15/2028
(g)
373 313
Illuminate Buyer LLC / Illuminate Holdings IV
Inc
9.00%, 07/01/2028
(g)
960 761
INEOS Quattro Finance 2 Plc
3.38%, 01/15/2026
(g)
1,025 907
Ingevity Corp
3.88%, 11/01/2028
(g)
877 778
Innophos Holdings Inc
9.38%, 02/15/2028
(g)
211 195
Mativ Inc
6.88%, 10/01/2026
(g)
125 110
Methanex Corp
4.25%, 12/01/2024 275 265
5.13%, 10/15/2027 640 592
5.25%, 12/15/2029 1,525 1,346
5.65%, 12/01/2044 385 281

Schedule of Investments
High Income Fund
July 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Chemicals (continued)
Minerals Technologies Inc
5.00%, 07/01/2028
(g)
$ 487 $ 446
Olin Corp
5.00%, 02/01/2030 903 838
5.13%, 09/15/2027 777 747
5.63%, 08/01/2029 1,470 1,411
Polar US Borrower LLC / Schenectady
International Group Inc
6.75%, 05/15/2026
(g)
800 536
Rain CII Carbon LLC / CII Carbon Corp
7.25%, 04/01/2025
(g)
537 507
Rayonier AM Products Inc
5.50%, 06/01/2024
(f),(g)
1,325 1,325
7.63%, 01/15/2026
(g)
291 260
SCIH Salt Holdings Inc
4.88%, 05/01/2028
(g)
1,500 1,303
6.63%, 05/01/2029
(g)
600 508
SCIL IV LLC / SCIL USA Holdings LLC
5.38%, 11/01/2026
(g)
630 527
SPCM SA
3.13%, 03/15/2027
(g)
210 179
3.38%, 03/15/2030
(g)
1,195 962
Trinseo Materials Operating SCA / Trinseo
Materials Finance Inc
5.13%, 04/01/2029
(g)
189 132
5.38%, 09/01/2025
(g)
263 227
Tronox Inc
4.63%, 03/15/2029
(g)
1,115 961
Valvoline Inc
3.63%, 06/15/2031
(g)
516 428
4.25%, 02/15/2030
(g)
525 476
Venator Finance Sarl / Venator Materials LLC
5.75%, 07/15/2025
(g)
280 211
Vibrantz Technologies Inc
9.00%, 02/15/2030
(g)
500 364
WR Grace Holdings LLC
4.88%, 06/15/2027
(g)
1,210 1,159
5.63%, 10/01/2024
(g)
810 777
5.63%, 08/15/2029
(g)
994 839
$ 36,259
Coal - 0.30%
Alliance Resource Operating Partners LP /
Alliance Resource Finance Corp
7.50%, 05/01/2025
(g)
1,236 1,224
Natural Resource Partners LP / NRP Finance Corp
9.13%, 06/30/2025
(g)
781 797
SunCoke Energy Inc
4.88%, 06/30/2029
(g)
8,090 6,864
Warrior Met Coal Inc
7.88%, 12/01/2028
(g)
440 407
$ 9,292
Commercial Services - 3.73%
ADT Security Corp/The
4.88%, 07/15/2032
(g)
750 664
Adtalem Global Education Inc
5.50%, 03/01/2028
(g)
994 931
Albion Financing 1 SARL / Aggreko Holdings Inc
6.13%, 10/15/2026
(g)
650 572
Albion Financing 2SARL
8.75%, 04/15/2027
(g)
205 184
Allied Universal Holdco LLC / Allied Universal
Finance Corp
6.00%, 06/01/2029
(g)
500 384
6.63%, 07/15/2026
(g)
1,635 1,584
9.75%, 07/15/2027
(g)
1,195 1,094
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
Allied Universal Holdco LLC/Allied Universal
Finance Corp/Atlas Luxco 4 Sarl
4.63%, 06/01/2028
(g)
$ 900 $ 785
AMN Healthcare Inc
4.00%, 04/15/2029
(g)
300 272
4.63%, 10/01/2027
(g)
5,064 4,851
APi Group DE Inc
4.13%, 07/15/2029
(g)
95 79
Aptim Corp
7.75%, 06/15/2025
(g)
1,100 771
APX Group Inc
5.75%, 07/15/2029
(g)
272 227
6.75%, 02/15/2027
(g)
485 480
ASGN Inc
4.63%, 05/15/2028
(g)
8,460 7,846
Avis Budget Car Rental LLC / Avis Budget
Finance Inc
5.75%, 07/15/2027
(g)
6 6
5.75%, 07/15/2027
(g)
620 588
Block Inc
2.75%, 06/01/2026 1,080 1,007
3.50%, 06/01/2031 1,885 1,631
Brink's Co/The
4.63%, 10/15/2027
(g)
1,100 1,007
5.50%, 07/15/2025
(g)
125 126
Carriage Services Inc
4.25%, 05/15/2029
(g)
1,155 1,005
Cimpress PLC
7.00%, 06/15/2026
(g)
1,751 1,461
CoreCivic Inc
4.75%, 10/15/2027 1,000 835
8.25%, 04/15/2026 1,142 1,135
CoreLogic Inc
4.50%, 05/01/2028
(g)
293 226
CPI CG Inc
8.63%, 03/15/2026
(g)
926 895
Deluxe Corp
8.00%, 06/01/2029
(g)
795 694
Garda World Security Corp
4.63%, 02/15/2027
(g)
640 577
6.00%, 06/01/2029
(g)
434 342
9.50%, 11/01/2027
(g)
1,032 972
Gartner Inc
3.63%, 06/15/2029
(g)
560 511
3.75%, 10/01/2030
(g)
1,140 1,047
4.50%, 07/01/2028
(g)
860 828
GEO Group Inc/The
5.88%, 10/15/2024 195 181
6.00%, 04/15/2026 385 292
Graham Holdings Co
5.75%, 06/01/2026
(g)
890 892
HealthEquity Inc
4.50%, 10/01/2029
(g)
430 401
Herc Holdings Inc
5.50%, 07/15/2027
(g)
955 955
Hertz Corp/The
4.63%, 12/01/2026
(g)
720 641
Korn Ferry
4.63%, 12/15/2027
(g)
138 130
Legends Hospitality Holding Co LLC / Legends
Hospitality Co-Issuer Inc
5.00%, 02/01/2026
(g)
220 198
Metis Merger Sub LLC
6.50%, 05/15/2029
(g)
780 664
MPH Acquisition Holdings LLC
5.50%, 09/01/2028
(g)
1,250 1,163
5.75%, 11/01/2028
(f),(g)
5,428 4,617

Schedule of Investments
High Income Fund
July 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
NESCO Holdings II Inc
5.50%, 04/15/2029
(g)
$ 1,300 $ 1,128
Nielsen Co Luxembourg SARL/The
5.00%, 02/01/2025
(g)
977 961
Nielsen Finance LLC / Nielsen Finance Co
4.50%, 07/15/2029
(g)
670 630
4.75%, 07/15/2031
(g)
366 348
5.63%, 10/01/2028
(g)
1,100 1,078
5.88%, 10/01/2030
(g)
1,330 1,305
Prime Security Services Borrower LLC / Prime
Finance Inc
3.38%, 08/31/2027
(g)
310 283
5.25%, 04/15/2024
(g)
985 984
5.75%, 04/15/2026
(g)
950 966
6.25%, 01/15/2028
(g)
1,715 1,572
PROG Holdings Inc
6.00%, 11/15/2029
(g)
12,175 9,989
Rent-A-Center Inc/TX
6.38%, 02/15/2029
(f),(g)
9,765 7,746
Sabre GLBL Inc
7.38%, 09/01/2025
(g)
800 793
9.25%, 04/15/2025
(g)
570 580
Service Corp International/US
3.38%, 08/15/2030 1,035 920
4.00%, 05/15/2031 1,375 1,265
4.63%, 12/15/2027 500 493
5.13%, 06/01/2029 1,022 1,022
Shift4 Payments LLC / Shift4 Payments Finance
Sub Inc
4.63%, 11/01/2026
(g)
340 319
Signal Parent Inc
6.13%, 04/01/2029
(g)
455 270
Sotheby's
7.38%, 10/15/2027
(g)
17,365 16,709
Sotheby's/Bidfair Holdings Inc
5.88%, 06/01/2029
(g)
752 652
Team Health Holdings Inc
6.38%, 02/01/2025
(g)
7,425 5,061
TriNet Group Inc
3.50%, 03/01/2029
(g)
926 811
United Rentals North America Inc
3.75%, 01/15/2032 600 527
3.88%, 02/15/2031 1,140 1,040
4.00%, 07/15/2030 1,257 1,156
4.88%, 01/15/2028 2,064 2,061
5.25%, 01/15/2030 860 869
5.50%, 05/15/2027 1,258 1,279
Williams Scotsman International Inc
4.63%, 08/15/2028
(g)
400 375
WW International Inc
4.50%, 04/15/2029
(f),(g)
1,255 916
ZipRecruiter Inc
5.00%, 01/15/2030
(g)
5,800 5,180
$ 115,039
Computers - 0.83%
Ahead DB Holdings LLC
6.63%, 05/01/2028
(g)
446 412
Booz Allen Hamilton Inc
3.88%, 09/01/2028
(g)
400 379
4.00%, 07/01/2029
(g)
1,218 1,162
Condor Merger Sub Inc
7.38%, 02/15/2030
(g)
2,200 1,932
Crowdstrike Holdings Inc
3.00%, 02/15/2029 1,114 1,018
Diebold Nixdorf Inc
9.38%, 07/15/2025
(g)
470 365
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Computers (continued)
KBR Inc
4.75%, 09/30/2028
(g)
$ 4,557 $ 4,113
NCR Corp
5.00%, 10/01/2028
(g)
690 656
5.13%, 04/15/2029
(g)
160 154
5.25%, 10/01/2030
(g)
221 213
5.75%, 09/01/2027
(g)
1,265 1,237
6.13%, 09/01/2029
(g)
525 511
Presidio Holdings Inc
4.88%, 02/01/2027
(g)
1,075 1,035
8.25%, 02/01/2028
(g)
3,850 3,628
Science Applications International Corp
4.88%, 04/01/2028
(g)
85 81
Seagate HDD Cayman
3.13%, 07/15/2029 85 71
3.38%, 07/15/2031 641 515
4.09%, 06/01/2029 1,087 988
4.13%, 01/15/2031 1,095 954
4.75%, 01/01/2025 735 730
4.88%, 03/01/2024 955 950
4.88%, 06/01/2027 570 566
5.75%, 12/01/2034 720 649
Tempo Acquisition LLC / Tempo Acquisition
Finance Corp
5.75%, 06/01/2025
(g)
295 294
Unisys Corp
6.88%, 11/01/2027
(g)
940 886
Vericast Corp
11.00%, 09/15/2026
(g)
1,975 1,950
Virtusa Corp
7.13%, 12/15/2028
(g)
67 54
$ 25,503
Consumer Products - 0.14%
ACCO Brands Corp
4.25%, 03/15/2029
(g)
1,095 949
Central Garden & Pet Co
4.13%, 04/30/2031
(g)
855 736
5.13%, 02/01/2028 617 574
Kronos Acquisition Holdings Inc / KIK Custom
Products Inc
5.00%, 12/31/2026
(g)
530 455
7.00%, 12/31/2027
(g)
1,370 1,038
Spectrum Brands Inc
3.88%, 03/15/2031
(g)
400 328
5.00%, 10/01/2029
(g)
96 86
5.50%, 07/15/2030
(g)
353 318
$ 4,484
Cosmetics & Personal Care - 0.13%
Avon Products Inc
8.45%, 03/15/2043 240 237
Coty Inc
5.00%, 04/15/2026
(g)
128 126
6.50%, 04/15/2026
(f),(g)
1,028 1,007
Coty Inc/HFC Prestige Products Inc/HFC Prestige
International US LLC
4.75%, 01/15/2029
(g)
955 867
Edgewell Personal Care Co
4.13%, 04/01/2029
(g)
370 332
5.50%, 06/01/2028
(g)
1,190 1,167
High Ridge Brands - Escrow
0.00%, 03/15/2025
(d),(e),(k)
4,938 57
Oriflame Investment Holding PLC
5.13%, 05/04/2026
(g)
300 180
$ 3,973

Schedule of Investments
High Income Fund
July 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Distribution & Wholesale - 0.38%
American Builders & Contractors Supply Co Inc
3.88%, 11/15/2029
(g)
$ 390 $ 333
4.00%, 01/15/2028
(g)
565 529
Avient Corp
5.75%, 05/15/2025
(g)
425 427
BCPE Empire Holdings Inc
7.63%, 05/01/2027
(g)
1,375 1,200
G-III Apparel Group Ltd
7.88%, 08/15/2025
(g)
190 186
H&E Equipment Services Inc
3.88%, 12/15/2028
(g)
950 824
IAA Inc
5.50%, 06/15/2027
(g)
4,678 4,675
KAR Auction Services Inc
5.13%, 06/01/2025
(g)
1,707 1,684
Univar Solutions USA Inc/Washington
5.13%, 12/01/2027
(g)
674 652
Wesco Aircraft Holdings Inc
8.50%, 11/15/2024
(f),(g)
512 256
9.00%, 11/15/2026
(f),(g)
1,708 1,016
$ 11,782
Diversified Financial Services - 5.30%
Advisor Group Holdings Inc
10.75%, 08/01/2027
(g)
227 230
AG Issuer LLC
6.25%, 03/01/2028
(g)
499 446
Ally Financial Inc
5.75%, 11/20/2025 1,300 1,317
Aretec Escrow Issuer Inc
7.50%, 04/01/2029
(g)
875 773
Armor Holdco Inc
8.50%, 11/15/2029
(g)
970 787
Avation Capital SA
8.25%, PIK 9.00%; 10/31/2026
(g),(h),(i)
500 376
Bread Financial Holdings Inc
4.75%, 12/15/2024
(g)
8,285 7,664
7.00%, 01/15/2026
(g)
6,675 6,285
Brightsphere Investment Group Inc
4.80%, 07/27/2026 1,025 946
Burford Capital Global Finance LLC
6.88%, 04/15/2030
(g)
1,165 1,035
Coinbase Global Inc
3.38%, 10/01/2028
(g)
1,970 1,267
3.63%, 10/01/2031
(g)
201 119
Credit Acceptance Corp
6.63%, 03/15/2026 3,934 3,914
Curo Group Holdings Corp
7.50%, 08/01/2028
(g)
850 578
Enact Holdings Inc
6.50%, 08/15/2025
(g)
1,150 1,158
Enova International Inc
8.50%, 09/01/2024
(g)
635 601
8.50%, 09/15/2025
(g)
360 331
Finance of America Funding LLC
7.88%, 11/15/2025
(f),(g)
100 78
Global Aircraft Leasing Co Ltd
6.50%, PIK 7.25%; 09/15/2024
(g),(h),(i)
1,259 970
goeasy Ltd
5.38%, 12/01/2024
(g)
445 419
Hightower Holding LLC
6.75%, 04/15/2029
(g)
330 259
Home Point Capital Inc
5.00%, 02/01/2026
(g)
6,042 4,151
Jane Street Group / JSG Finance Inc
4.50%, 11/15/2029
(g)
825 761
Jefferies Finance LLC / JFIN Co-Issuer Corp
5.00%, 08/15/2028
(g)
1,810 1,517
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Jefferson Capital Holdings LLC
6.00%, 08/15/2026
(g)
$ 205 $ 181
LD Holdings Group LLC
6.13%, 04/01/2028
(g)
309 188
LPL Holdings Inc
4.00%, 03/15/2029
(g)
935 870
4.38%, 05/15/2031
(g)
700 636
4.63%, 11/15/2027
(g)
160 155
Midcap Financial Issuer Trust
5.63%, 01/15/2030
(g)
406 327
6.50%, 05/01/2028
(g)
1,195 1,098
Nationstar Mortgage Holdings Inc
5.13%, 12/15/2030
(g)
502 417
5.50%, 08/15/2028
(g)
3,325 2,922
6.00%, 01/15/2027
(g)
1,290 1,195
Navient Corp
4.88%, 03/15/2028 1,000 859
5.00%, 03/15/2027 575 520
5.50%, 03/15/2029 695 596
5.63%, 08/01/2033 572 444
5.88%, 10/25/2024 478 469
6.13%, 03/25/2024 710 706
6.75%, 06/25/2025 400 389
6.75%, 06/15/2026 410 391
NFP Corp
4.88%, 08/15/2028
(g)
6,380 5,808
6.88%, 08/15/2028
(g)
38,101 33,438
OneMain Finance Corp
3.50%, 01/15/2027 3,720 3,167
4.00%, 09/15/2030 9,501 7,458
5.38%, 11/15/2029 1,235 1,050
6.13%, 03/15/2024 1,487 1,467
6.63%, 01/15/2028 11,945 11,200
6.88%, 03/15/2025 1,300 1,284
7.13%, 03/15/2026 1,474 1,427
8.25%, 10/01/2023 1,000 1,015
Oxford Finance LLC / Oxford Finance Co-Issuer
II Inc
6.38%, 02/01/2027
(g)
11,945 11,485
PennyMac Financial Services Inc
4.25%, 02/15/2029
(g)
733 597
5.38%, 10/15/2025
(g)
823 771
5.75%, 09/15/2031
(g)
980 814
PHH Mortgage Corp
7.88%, 03/15/2026
(g)
755 705
PRA Group Inc
7.38%, 09/01/2025
(g)
8 8
Provident Funding Associates LP / PFG Finance
Corp
6.38%, 06/15/2025
(g)
10,713 9,655
Rocket Mortgage LLC / Rocket Mortgage Co-
Issuer Inc
2.88%, 10/15/2026
(g)
2,632 2,324
3.63%, 03/01/2029
(g)
366 313
3.88%, 03/01/2031
(g)
7,764 6,393
4.00%, 10/15/2033
(g)
2,410 1,947
SLM Corp
4.20%, 10/29/2025 980 952
StoneX Group Inc
8.63%, 06/15/2025
(g)
70 71
United Wholesale Mortgage LLC
5.50%, 11/15/2025
(g)
6,930 6,308
5.50%, 04/15/2029
(g)
1,000 858
5.75%, 06/15/2027
(g)
1,245 1,083

Schedule of Investments
High Income Fund
July 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
VistaJet Malta Finance PLC / XO Management
Holding Inc
6.38%, 02/01/2030
(g)
$ 4,360 $ 3,796
$ 163,739
Electric - 1.03%
Algonquin Power & Utilities Corp
4.75%, 01/18/2082
(j)
810 715
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.25%
Calpine Corp
3.75%, 03/01/2031
(g)
1,260 1,119
4.50%, 02/15/2028
(g)
1,295 1,256
4.63%, 02/01/2029
(g)
525 472
5.00%, 02/01/2031
(g)
927 822
5.13%, 03/15/2028
(g)
1,950 1,834
5.25%, 06/01/2026
(g)
568 573
Clearway Energy Operating LLC
3.75%, 02/15/2031
(g)
960 841
4.75%, 03/15/2028
(g)
265 256
DPL Inc
4.13%, 07/01/2025 465 451
4.35%, 04/15/2029 656 604
Drax Finco PLC
6.63%, 11/01/2025
(g)
480 475
EnfraGen Energia Sur SA / EnfraGen Spain SA /
Prime Energia SpA
5.38%, 12/30/2030
(g)
1,180 802
FirstEnergy Corp
2.05%, 03/01/2025 620 588
2.25%, 09/01/2030 765 648
2.65%, 03/01/2030 1,394 1,227
3.40%, 03/01/2050 1,225 914
4.40%, 07/15/2027 1,347 1,320
5.35%, 07/15/2047 560 502
Leeward Renewable Energy Operations LLC
4.25%, 07/01/2029
(g)
100 83
Midland Cogeneration Venture LP
6.00%, 03/15/2025
(g)
204 205
NextEra Energy Operating Partners LP
3.88%, 10/15/2026
(g)
283 280
4.25%, 07/15/2024
(g)
660 654
4.50%, 09/15/2027
(g)
593 586
NRG Energy Inc
3.38%, 02/15/2029
(g)
810 699
3.63%, 02/15/2031
(g)
1,011 847
3.88%, 02/15/2032
(g)
1,100 940
5.25%, 06/15/2029
(g)
1,340 1,256
5.75%, 01/15/2028 1,155 1,113
6.63%, 01/15/2027 395 401
Pattern Energy Operations LP / Pattern Energy
Operations Inc
4.50%, 08/15/2028
(g)
965 895
PG&E Corp
5.00%, 07/01/2028 1,012 924
5.25%, 07/01/2030 425 382
Pike Corp
5.50%, 09/01/2028
(g)
1,273 1,091
TransAlta Corp
6.50%, 03/15/2040 725 695
Vistra Operations Co LLC
4.38%, 05/01/2029
(g)
2,369 2,202
5.00%, 07/31/2027
(g)
1,225 1,206
5.63%, 02/15/2027
(g)
1,835 1,841
$ 31,719
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electrical Components & Equipment - 0.15%
Energizer Holdings Inc
4.38%, 03/31/2029
(g)
$ 415 $ 343
4.75%, 06/15/2028
(g)
845 718
6.50%, 12/31/2027
(g)
780 722
EnerSys
4.38%, 12/15/2027
(g)
490 448
WESCO Distribution Inc
7.13%, 06/15/2025
(g)
1,340 1,385
7.25%, 06/15/2028
(g)
1,070 1,109
$ 4,725
Electronics - 0.31%
Atkore Inc
4.25%, 06/01/2031
(g)
1,000 870
II-VI Inc
5.00%, 12/15/2029
(g)
1,710 1,629
Imola Merger Corp
4.75%, 05/15/2029
(g)
2,450 2,291
Likewize Corp
9.75%, 10/15/2025
(g)
404 384
Sensata Technologies BV
4.00%, 04/15/2029
(g)
1,000 909
4.88%, 10/15/2023
(g)
675 675
5.00%, 10/01/2025
(g)
576 579
5.63%, 11/01/2024
(g)
440 444
Sensata Technologies Inc
3.75%, 02/15/2031
(g)
705 613
4.38%, 02/15/2030
(g)
529 491
TTM Technologies Inc
4.00%, 03/01/2029
(g)
701 619
$ 9,504
Energy - Alternate Sources - 0.27%
Enviva Partners LP / Enviva Partners Finance
Corp
6.50%, 01/15/2026
(g)
6,798 6,740
TerraForm Power Operating LLC
4.75%, 01/15/2030
(g)
700 651
5.00%, 01/31/2028
(g)
1,120 1,076
$ 8,467
Engineering & Construction - 0.38%
AECOM
5.13%, 03/15/2027 750 760
Arcosa Inc
4.38%, 04/15/2029
(g)
912 809
Artera Services LLC
9.03%, 12/04/2025
(g)
595 483
Brand Industrial Services Inc
8.50%, 07/15/2025
(g)
1,565 1,293
Dycom Industries Inc
4.50%, 04/15/2029
(g)
500 459
Fluor Corp
3.50%, 12/15/2024 1,369 1,328
4.25%, 09/15/2028
(f)
505 464
Great Lakes Dredge & Dock Corp
5.25%, 06/01/2029
(g)
1,065 950
IEA Energy Services LLC
6.63%, 08/15/2029
(g)
3,920 3,880
TopBuild Corp
3.63%, 03/15/2029
(g)
295 267
4.13%, 02/15/2032
(g)
460 400
Tutor Perini Corp
6.88%, 05/01/2025
(g)
431 384
Weekley Homes LLC / Weekley Finance Corp
4.88%, 09/15/2028
(g)
450 370
$ 11,847

Schedule of Investments
High Income Fund
July 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Entertainment - 3.68%
Affinity Gaming
6.88%, 12/15/2027
(g)
$ 1,255 $ 1,088
Allen Media LLC / Allen Media Co-Issuer Inc
10.50%, 02/15/2028
(g)
750 366
AMC Entertainment Holdings Inc
7.50%, 02/15/2029
(g)
710 630
10.00%, PIK 12.00%; 06/15/2026
(g),(i)
145 115
Banijay Entertainment SASU
5.38%, 03/01/2025
(g)
390 372
Caesars Entertainment Inc
4.63%, 10/15/2029
(g)
5,560 4,714
6.25%, 07/01/2025
(g)
5,302 5,288
8.13%, 07/01/2027
(g)
6,815 6,815
Caesars Resort Collection LLC / CRC Finco Inc
5.75%, 07/01/2025
(g)
6,050 6,051
CCM Merger Inc
6.38%, 05/01/2026
(g)
409 385
CDI Escrow Issuer Inc
5.75%, 04/01/2030
(g)
725 709
Cedar Fair LP
5.25%, 07/15/2029 266 254
Cedar Fair LP / Canada's Wonderland Company /
Magnum Management Corporation / Millennium
Operations LLC
5.38%, 04/15/2027 820 799
5.50%, 05/01/2025
(g)
1,035 1,042
6.50%, 10/01/2028 275 270
Churchill Downs Inc
4.75%, 01/15/2028
(g)
905 858
5.50%, 04/01/2027
(g)
735 732
Cinemark USA Inc
5.25%, 07/15/2028
(g)
18,000 16,031
5.88%, 03/15/2026
(g)
3,861 3,707
Empire Resorts Inc
7.75%, 11/01/2026
(g)
1,075 951
Everi Holdings Inc
5.00%, 07/15/2029
(g)
9,740 8,766
Golden Entertainment Inc
7.63%, 04/15/2026
(g)
50 50
International Game Technology PLC
4.13%, 04/15/2026
(g)
500 477
5.25%, 01/15/2029
(g)
470 454
6.25%, 01/15/2027
(g)
220 224
6.50%, 02/15/2025
(g)
909 924
Jacobs Entertainment Inc
6.75%, 02/15/2029
(g)
450 373
Lions Gate Capital Holdings LLC
5.50%, 04/15/2029
(g)
7,905 6,435
Live Nation Entertainment Inc
3.75%, 01/15/2028
(g)
475 435
4.75%, 10/15/2027
(g)
8,811 8,393
4.88%, 11/01/2024
(g)
2,000 1,992
5.63%, 03/15/2026
(g)
4,239 4,186
6.50%, 05/15/2027
(g)
7,250 7,440
Merlin Entertainments Ltd
5.75%, 06/15/2026
(g)
765 708
Midwest Gaming Borrower LLC / Midwest
Gaming Finance Corp
4.88%, 05/01/2029
(g)
200 183
Mohegan Gaming & Entertainment
8.00%, 02/01/2026
(g)
1,620 1,450
Motion Bondco DAC
6.63%, 11/15/2027
(g)
888 711
Peninsula Pacific Entertainment LLC / Peninsula
Pacific Entertainment Finance Inc
8.50%, 11/15/2027
(g)
810 877
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Entertainment (continued)
Penn National Gaming Inc
5.63%, 01/15/2027
(g)
$ 325 $ 302
Powdr Corp
6.00%, 08/01/2025
(g)
216 222
Premier Entertainment Sub LLC / Premier
Entertainment Finance Corp
5.63%, 09/01/2029
(g)
495 400
5.88%, 09/01/2031
(g)
580 454
Raptor Acquisition Corp / Raptor Co-Issuer LLC
4.88%, 11/01/2026
(g)
489 446
Resorts World Las Vegas LLC / RWLV Capital
Inc
4.63%, 04/06/2031
(g)
900 715
Scientific Games International Inc
7.00%, 05/15/2028
(g)
430 437
7.25%, 11/15/2029
(g)
265 270
8.63%, 07/01/2025
(g)
552 573
SeaWorld Parks & Entertainment Inc
5.25%, 08/15/2029
(f),(g)
1,540 1,381
8.75%, 05/01/2025
(g)
283 294
Six Flags Entertainment Corp
4.88%, 07/31/2024
(g)
1,511 1,490
5.50%, 04/15/2027
(f),(g)
375 354
Six Flags Theme Parks Inc
7.00%, 07/01/2025
(g)
689 709
Speedway Motorsports LLC / Speedway Funding
II Inc
4.88%, 11/01/2027
(g)
6,280 5,694
Universal Entertainment Corp
8.50%, 12/11/2024
(g)
1,300 1,270
Vail Resorts Inc
6.25%, 05/15/2025
(g)
485 496
WMG Acquisition Corp
3.00%, 02/15/2031
(g)
600 521
3.75%, 12/01/2029
(g)
1,185 1,086
3.88%, 07/15/2030
(g)
75 68
Wynn Resorts Finance LLC / Wynn Resorts
Capital Corp
5.13%, 10/01/2029
(g)
410 358
7.75%, 04/15/2025
(g)
902 911
$ 113,706
Environmental Control - 1.52%
Clean Harbors Inc
4.88%, 07/15/2027
(g)
440 437
5.13%, 07/15/2029
(g)
300 291
Covanta Holding Corp
4.88%, 12/01/2029
(g)
12,478 11,115
5.00%, 09/01/2030 996 869
GFL Environmental Inc
3.50%, 09/01/2028
(g)
960 869
3.75%, 08/01/2025
(g)
820 796
4.00%, 08/01/2028
(g)
8,255 7,448
4.25%, 06/01/2025
(g)
405 397
4.38%, 08/15/2029
(g)
9,450 8,434
4.75%, 06/15/2029
(g)
8,225 7,566
5.13%, 12/15/2026
(g)
870 876
Harsco Corp
5.75%, 07/31/2027
(g)
595 451
Madison IAQ LLC
5.88%, 06/30/2029
(g)
6,797 5,306
Stericycle Inc
3.88%, 01/15/2029
(g)
700 640
5.38%, 07/15/2024
(g)
879 876
Waste Pro USA Inc
5.50%, 02/15/2026
(g)
551 510
$ 46,881

Schedule of Investments
High Income Fund
July 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Food - 2.16%
Albertsons Cos Inc / Safeway Inc / New
Albertsons LP / Albertsons LLC
3.25%, 03/15/2026
(g)
$ 1,500 $ 1,394
3.50%, 03/15/2029
(g)
1,846 1,616
4.63%, 01/15/2027
(g)
1,165 1,100
4.88%, 02/15/2030
(g)
1,035 947
5.88%, 02/15/2028
(g)
871 845
7.50%, 03/15/2026
(g)
1,120 1,157
B&G Foods Inc
5.25%, 04/01/2025 1,415 1,368
5.25%, 09/15/2027 886 811
Chobani LLC / Chobani Finance Corp Inc
4.63%, 11/15/2028
(g)
300 270
7.50%, 04/15/2025
(g)
1,130 1,088
FAGE International SA / FAGE USA Dairy
Industry Inc
5.63%, 08/15/2026
(g)
375 334
H-Food Holdings LLC / Hearthside Finance Co
Inc
8.50%, 06/01/2026
(g)
404 268
KeHE Distributors LLC / KeHE Finance Corp
8.63%, 10/15/2026
(g)
624 627
Lamb Weston Holdings Inc
4.13%, 01/31/2030
(g)
160 149
4.38%, 01/31/2032
(g)
867 813
4.88%, 05/15/2028
(g)
650 633
Performance Food Group Inc
4.25%, 08/01/2029
(g)
9,445 8,393
5.50%, 10/15/2027
(g)
15,694 15,465
6.88%, 05/01/2025
(g)
840 853
Post Holdings Inc
4.50%, 09/15/2031
(g)
7,717 6,849
5.50%, 12/15/2029
(g)
665 628
5.63%, 01/15/2028
(g)
1,184 1,166
5.75%, 03/01/2027
(g)
419 418
Safeway Inc
7.25%, 02/01/2031 200 197
SEG Holding LLC / SEG Finance Corp
5.63%, 10/15/2028
(g)
350 315
Sigma Holdco BV
7.88%, 05/15/2026
(g)
1,075 645
Simmons Foods Inc/Simmons Prepared Foods
Inc/Simmons Pet Food Inc/Simmons Feed
4.63%, 03/01/2029
(g)
6,620 6,044
TreeHouse Foods Inc
4.00%, 09/01/2028 720 626
United Natural Foods Inc
6.75%, 10/15/2028
(g)
13 13
US Foods Inc
4.63%, 06/01/2030
(g)
8,000 7,330
4.75%, 02/15/2029
(g)
4,005 3,739
6.25%, 04/15/2025
(g)
700 713
$ 66,814
Food Service - 0.66%
Aramark Services Inc
5.00%, 04/01/2025
(g)
860 857
5.00%, 02/01/2028
(g)
3,740 3,654
6.38%, 05/01/2025
(g)
15,253 15,281
TKC Holdings Inc
10.50%, 05/15/2029
(g)
500 444
$ 20,236
Forest Products & Paper - 0.12%
Ahlstrom-Munksjo Holding 3 Oy
4.88%, 02/04/2028
(g)
1,130 916
Clearwater Paper Corp
4.75%, 08/15/2028
(g)
545 489
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Forest Products & Paper (continued)
Domtar Corp
6.75%, 10/01/2028
(g)
$ 850 $ 784
Glatfelter Corp
4.75%, 11/15/2029
(g)
1,015 691
Mercer International Inc
5.13%, 02/01/2029 750 702
5.50%, 01/15/2026 288 280
$ 3,862
Gas - 0.10%
AmeriGas Partners LP / AmeriGas Finance Corp
5.50%, 05/20/2025 1,118 1,124
5.63%, 05/20/2024 936 946
5.75%, 05/20/2027 621 625
5.88%, 08/20/2026 533 540
$ 3,235
Hand & Machine Tools - 0.01%
Werner FinCo LP / Werner FinCo Inc
8.75%, 07/15/2025
(g)
375 334
Healthcare - Products - 0.57%
Avantor Funding Inc
3.88%, 11/01/2029
(g)
153 141
4.63%, 07/15/2028
(g)
1,645 1,584
Garden Spinco Corp
8.63%, 07/20/2030
(g)
5,725 6,011
Hologic Inc
3.25%, 02/15/2029
(g)
1,014 919
Medline Borrower LP
3.88%, 04/01/2029
(g)
4,330 3,913
5.25%, 10/01/2029
(g)
3,602 3,256
Teleflex Inc
4.25%, 06/01/2028
(g)
500 471
4.63%, 11/15/2027 565 556
Varex Imaging Corp
7.88%, 10/15/2027
(g)
680 678
$ 17,529
Healthcare - Services - 3.91%
Acadia Healthcare Co Inc
5.00%, 04/15/2029
(g)
9,009 8,731
5.50%, 07/01/2028
(g)
4,175 4,122
AHP Health Partners Inc
5.75%, 07/15/2029
(g)
250 185
Air Methods Corp
8.00%, 05/15/2025
(g)
850 565
Akumin Escrow Inc
7.50%, 08/01/2028
(g)
1,080 808
Cano Health LLC
6.25%, 10/01/2028
(g)
6,285 5,634
Catalent Pharma Solutions Inc
3.13%, 02/15/2029
(g)
650 576
5.00%, 07/15/2027
(g)
570 570
Centene Corp
2.45%, 07/15/2028 2,210 1,978
2.50%, 03/01/2031 2,960 2,539
2.63%, 08/01/2031 455 388
3.00%, 10/15/2030 2,330 2,080
3.38%, 02/15/2030 2,365 2,149
4.25%, 12/15/2027 1,932 1,898
4.63%, 12/15/2029 3,500 3,452
Charles River Laboratories International Inc
3.75%, 03/15/2029
(g)
935 863
4.00%, 03/15/2031
(g)
445 407
4.25%, 05/01/2028
(g)
550 538
CHS/Community Health Systems Inc
4.75%, 02/15/2031
(g)
740 596
5.25%, 05/15/2030
(g)
1,090 916
5.63%, 03/15/2027
(g)
1,450 1,289
6.00%, 01/15/2029
(g)
707 617

Schedule of Investments
High Income Fund
July 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
CHS/Community Health Systems Inc
(continued)
6.13%, 04/01/2030
(f),(g)
$ 1,506 $ 805
6.88%, 04/15/2029
(g)
1,600 888
8.00%, 03/15/2026
(g)
2,069 1,976
DaVita Inc
3.75%, 02/15/2031
(g)
1,487 1,130
4.63%, 06/01/2030
(g)
2,910 2,386
Encompass Health Corp
4.50%, 02/01/2028 1,365 1,263
4.63%, 04/01/2031 900 808
4.75%, 02/01/2030 1,046 965
Envision Healthcare Corp
8.75%, 10/15/2026
(g)
532 178
Global Medical Response Inc
6.50%, 10/01/2025
(g)
1,100 1,020
Hadrian Merger Sub Inc
8.50%, 05/01/2026
(g)
215 203
IQVIA Inc
5.00%, 10/15/2026
(g)
1,062 1,058
5.00%, 05/15/2027
(g)
900 901
Legacy LifePoint Health LLC
4.38%, 02/15/2027
(g)
3,760 3,337
6.75%, 04/15/2025
(g)
500 490
LifePoint Health Inc
5.38%, 01/15/2029
(g)
480 370
ModivCare Escrow Issuer Inc
5.00%, 10/01/2029
(g)
341 312
ModivCare Inc
5.88%, 11/15/2025
(g)
600 585
Molina Healthcare Inc
3.88%, 11/15/2030
(g)
1,498 1,384
3.88%, 05/15/2032
(g)
1,000 919
4.38%, 06/15/2028
(g)
370 356
Prime Healthcare Services Inc
7.25%, 11/01/2025
(g)
950 835
Radiology Partners Inc
9.25%, 02/01/2028
(g)
14,031 10,320
RegionalCare Hospital Partners Holdings Inc /
LifePoint Health Inc
9.75%, 12/01/2026
(g)
1,400 1,316
RP Escrow Issuer LLC
5.25%, 12/15/2025
(g)
10,725 9,644
Select Medical Corp
6.25%, 08/15/2026
(g)
1,240 1,242
Surgery Center Holdings Inc
6.75%, 07/01/2025
(g)
4,174 3,963
10.00%, 04/15/2027
(g)
4,072 4,144
Syneos Health Inc
3.63%, 01/15/2029
(g)
397 355
Tenet Healthcare Corp
4.38%, 01/15/2030
(g)
1,205 1,119
4.63%, 07/15/2024 849 848
4.63%, 06/15/2028
(g)
2,745 2,590
4.88%, 01/01/2026
(g)
1,000 985
5.13%, 11/01/2027
(g)
2,352 2,317
6.13%, 10/01/2028
(g)
14,925 14,553
6.13%, 06/15/2030
(g)
1,000 1,010
6.25%, 02/01/2027
(g)
2,412 2,440
6.88%, 11/15/2031 145 140
US Acute Care Solutions LLC
6.38%, 03/01/2026
(g)
670 623
US Renal Care Inc
10.63%, 07/15/2027
(g)
484 223
$ 120,902
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Holding Companies - Diversified - 0.06%
Stena AB
7.00%, 02/01/2024
(f),(g)
$ 370 $ 360
Stena International SA
5.75%, 03/01/2024
(g)
325 310
6.13%, 02/01/2025
(g)
1,130 1,082
$ 1,752
Home Builders - 0.50%
Ashton Woods USA LLC / Ashton Woods Finance
Co
4.63%, 08/01/2029
(g)
165 128
4.63%, 04/01/2030
(g)
255 194
6.63%, 01/15/2028
(g)
900 787
Beazer Homes USA Inc
5.88%, 10/15/2027 245 216
6.75%, 03/15/2025 151 144
7.25%, 10/15/2029 163 149
Brookfield Residential Properties Inc / Brookfield
Residential US LLC
4.88%, 02/15/2030
(g)
205 159
6.25%, 09/15/2027
(g)
424 381
Century Communities Inc
3.88%, 08/15/2029
(g)
1,000 851
6.75%, 06/01/2027 400 406
Empire Communities Corp
7.00%, 12/15/2025
(g)
235 205
Installed Building Products Inc
5.75%, 02/01/2028
(g)
140 128
KB Home
4.00%, 06/15/2031 475 400
4.80%, 11/15/2029 324 291
6.88%, 06/15/2027 310 321
7.25%, 07/15/2030 1,410 1,417
LGI Homes Inc
4.00%, 07/15/2029
(g)
931 767
M/I Homes Inc
3.95%, 02/15/2030 1,120 929
4.95%, 02/01/2028 561 517
Mattamy Group Corp
4.63%, 03/01/2030
(g)
1,115 897
5.25%, 12/15/2027
(g)
650 571
Meritage Homes Corp
3.88%, 04/15/2029
(g)
1,012 892
6.00%, 06/01/2025 408 414
Picasso Finance Sub Inc
6.13%, 06/15/2025
(g)
427 433
Shea Homes LP / Shea Homes Funding Corp
4.75%, 02/15/2028
(g)
518 434
4.75%, 04/01/2029
(g)
270 220
Taylor Morrison Communities Inc
5.13%, 08/01/2030
(g)
350 321
5.75%, 01/15/2028
(g)
355 343
Taylor Morrison Communities Inc / Taylor
Morrison Holdings II Inc
5.63%, 03/01/2024
(g)
670 676
Thor Industries Inc
4.00%, 10/15/2029
(g)
500 405
TRI Pointe Group Inc / TRI Pointe Homes Inc
5.88%, 06/15/2024 376 379
Tri Pointe Homes Inc
5.25%, 06/01/2027 795 763
5.70%, 06/15/2028 43 41
Winnebago Industries Inc
6.25%, 07/15/2028
(g)
249 238
$ 15,417

Schedule of Investments
High Income Fund
July 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Home Furnishings - 0.07%
Tempur Sealy International Inc
3.88%, 10/15/2031
(g)
$ 1,765 $ 1,430
4.00%, 04/15/2029
(g)
830 715
$ 2,145
Housewares - 0.18%
CD&R Smokey Buyer Inc
6.75%, 07/15/2025
(g)
538 505
Newell Brands Inc
4.00%, 12/01/2024 200 196
4.45%, 04/01/2026 1,732 1,710
4.88%, 06/01/2025 400 404
5.63%, 04/01/2036 510 470
5.75%, 04/01/2046 644 552
Scotts Miracle-Gro Co/The
4.00%, 04/01/2031 592 488
4.50%, 10/15/2029 869 743
5.25%, 12/15/2026 187 178
SWF Escrow Issuer Corp
6.50%, 10/01/2029
(g)
600 426
$ 5,672
Insurance - 2.97%
Acrisure LLC / Acrisure Finance Inc
4.25%, 02/15/2029
(g)
3,260 2,883
6.00%, 08/01/2029
(g)
540 450
7.00%, 11/15/2025
(g)
23,152 22,226
10.13%, 08/01/2026
(g)
497 503
Alliant Holdings Intermediate LLC / Alliant
Holdings Co-Issuer
4.25%, 10/15/2027
(g)
13,142 12,249
5.88%, 11/01/2029
(g)
485 422
6.75%, 10/15/2027
(g)
1,392 1,321
AmWINS Group Inc
4.88%, 06/30/2029
(g)
16,123 14,664
Assurant Inc
7.00%, 03/27/2048
(j)
415 416
3 Month USD LIBOR + 4.14%
AssuredPartners Inc
5.63%, 01/15/2029
(g)
8,013 7,132
7.00%, 08/15/2025
(g)
14,004 13,801
BroadStreet Partners Inc
5.88%, 04/15/2029
(g)
790 676
Genworth Holdings Inc
4.80%, 02/15/2024
(f)
383 382
6.50%, 06/15/2034 1,100 951
GTCR AP Finance Inc
8.00%, 05/15/2027
(g)
5,694 5,598
HUB International Ltd
7.00%, 05/01/2026
(g)
2,547 2,515
Liberty Mutual Group Inc
4.30%, 02/01/2061
(g)
779 546
7.80%, 03/07/2087
(g)
505 587
3 Month USD LIBOR + 3.58%
MGIC Investment Corp
5.25%, 08/15/2028 800 770
Ryan Specialty Group LLC
4.38%, 02/01/2030
(g)
280 253
Sagicor Financial Co Ltd
5.30%, 05/13/2028
(g)
1,320 1,234
USI Inc/NY
6.88%, 05/01/2025
(g)
2,116 2,065
$ 91,644
Internet - 1.39%
ANGI Group LLC
3.88%, 08/15/2028
(g)
639 521
Arches Buyer Inc
6.13%, 12/01/2028
(g)
1,776 1,457
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Internet (continued)
Cablevision Lightpath LLC
3.88%, 09/15/2027
(g)
$ 6,679 $ 5,936
5.63%, 09/15/2028
(g)
7,181 5,800
Cars.com Inc
6.38%, 11/01/2028
(g)
990 860
Cogent Communications Group Inc
7.00%, 06/15/2027
(g)
515 517
Endurance International Group Holdings Inc
6.00%, 02/15/2029
(g)
1,215 888
Getty Images Inc
9.75%, 03/01/2027
(g)
268 253
Go Daddy Operating Co LLC / GD Finance Co
Inc
3.50%, 03/01/2029
(g)
835 743
5.25%, 12/01/2027
(g)
995 970
GrubHub Holdings Inc
5.50%, 07/01/2027
(g)
296 202
Match Group Holdings II LLC
3.63%, 10/01/2031
(g)
1,365 1,166
4.13%, 08/01/2030
(g)
500 447
4.63%, 06/01/2028
(g)
505 478
5.63%, 02/15/2029
(g)
629 616
Netflix Inc
3.63%, 06/15/2025
(g)
475 468
4.38%, 11/15/2026 901 901
4.88%, 04/15/2028 1,531 1,520
4.88%, 06/15/2030
(f),(g)
935 922
5.38%, 11/15/2029
(g)
829 833
5.75%, 03/01/2024 425 435
5.88%, 02/15/2025 725 750
5.88%, 11/15/2028 1,847 1,916
6.38%, 05/15/2029 700 743
Northwest Fiber LLC / Northwest Fiber Finance
Sub Inc
4.75%, 04/30/2027
(g)
300 261
6.00%, 02/15/2028
(f),(g)
330 253
10.75%, 06/01/2028
(g)
240 214
NortonLifeLock Inc
5.00%, 04/15/2025
(g)
1,505 1,499
Photo Holdings Merger Sub Inc
8.50%, 10/01/2026
(g)
885 651
Rakuten Group Inc
5.13%, 04/22/2026
(f),(g),(j),(l)
1,495 1,190
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.58%
6.25%, 04/22/2031
(g),(j),(l)
970 778
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.96%
TripAdvisor Inc
7.00%, 07/15/2025
(g)
1,255 1,252
Twitter Inc
3.88%, 12/15/2027
(f),(g)
449 427
5.00%, 03/01/2030
(g)
700 676
Uber Technologies Inc
4.50%, 08/15/2029
(g)
3,275 2,927
7.50%, 05/15/2025
(g)
1,575 1,600
7.50%, 09/15/2027
(g)
702 711
8.00%, 11/01/2026
(g)
1,000 1,018
$ 42,799
Investment Companies - 0.24%
Compass Group Diversified Holdings LLC
5.00%, 01/15/2032
(g)
145 111
5.25%, 04/15/2029
(g)
1,035 914

Schedule of Investments
High Income Fund
July 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Investment Companies (continued)
Icahn Enterprises LP / Icahn Enterprises Finance
Corp
4.38%, 02/01/2029 $ 765 $ 689
4.75%, 09/15/2024 1,295 1,271
5.25%, 05/15/2027 2,264 2,173
6.25%, 05/15/2026 1,000 994
6.38%, 12/15/2025 1,225 1,222
$ 7,374
Iron & Steel - 1.19%
ATI Inc
4.88%, 10/01/2029 178 152
5.88%, 12/01/2027 735 687
Baffinland Iron Mines Corp / Baffinland Iron
Mines LP
8.75%, 07/15/2026
(g)
16,902 14,040
Big River Steel LLC / BRS Finance Corp
6.63%, 01/31/2029
(g)
5,801 5,942
Carpenter Technology Corp
6.38%, 07/15/2028 369 343
Cleveland-Cliffs Inc
4.88%, 03/01/2031
(f),(g)
405 376
5.88%, 06/01/2027
(f)
566 563
6.25%, 10/01/2040 223 193
6.75%, 03/15/2026
(g)
1,515 1,561
Commercial Metals Co
4.13%, 01/15/2030 240 211
4.38%, 03/15/2032 425 364
Infrabuild Australia Pty Ltd
12.00%, 10/01/2024
(f),(g)
295 277
Mineral Resources Ltd
8.13%, 05/01/2027
(g)
1,075 1,068
Specialty Steel
11.00%, 11/15/2026
(e),(k)
8,680 8,680
TMS International Corp/DE
6.25%, 04/15/2029
(g)
608 405
United States Steel Corp
6.65%, 06/01/2037 900 775
6.88%, 03/01/2029 1,271 1,221
$ 36,858
Leisure Products & Services - 0.54%
Carnival Corp
4.00%, 08/01/2028
(g)
1,580 1,379
5.75%, 03/01/2027
(g)
2,400 1,924
6.00%, 05/01/2029
(g)
1,289 992
7.63%, 03/01/2026
(g)
915 787
9.88%, 08/01/2027
(g)
511 529
10.50%, 02/01/2026
(g)
435 457
10.50%, 06/01/2030
(g)
580 516
Constellation Merger Sub Inc
8.50%, 09/15/2025
(g)
680 598
Lindblad Expeditions LLC
6.75%, 02/15/2027
(g)
200 183
MajorDrive Holdings IV LLC
6.38%, 06/01/2029
(g)
320 241
NCL Corp Ltd
3.63%, 12/15/2024
(g)
505 434
5.88%, 03/15/2026
(g)
1,165 950
5.88%, 02/15/2027
(g)
580 533
NCL Finance Ltd
6.13%, 03/15/2028
(g)
315 243
Royal Caribbean Cruises Ltd
3.70%, 03/15/2028 310 215
4.25%, 07/01/2026
(g)
420 330
5.50%, 08/31/2026
(g)
750 592
5.50%, 04/01/2028
(g)
160 120
7.50%, 10/15/2027 150 119
11.50%, 06/01/2025
(g)
2,846 3,049
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Leisure Products & Services (continued)
Viking Cruises Ltd
5.88%, 09/15/2027
(g)
$ 1,200 $ 977
6.25%, 05/15/2025
(g)
252 225
7.00%, 02/15/2029
(g)
355 287
Viking Ocean Cruises Ship VII Ltd
5.63%, 02/15/2029
(g)
120 104
Vista Outdoor Inc
4.50%, 03/15/2029
(g)
545 414
VOC Escrow Ltd
5.00%, 02/15/2028
(g)
545 484
$ 16,682
Lodging - 2.67%
Boyd Gaming Corp
4.75%, 12/01/2027 725 697
4.75%, 06/15/2031
(g)
7,519 6,920
Genting New York LLC / GENNY Capital Inc
3.30%, 02/15/2026
(g)
895 814
Hilton Domestic Operating Co Inc
3.63%, 02/15/2032
(g)
1,890 1,630
3.75%, 05/01/2029
(g)
1,050 953
4.00%, 05/01/2031
(g)
1,165 1,046
4.88%, 01/15/2030 1,220 1,185
5.38%, 05/01/2025
(g)
873 873
5.75%, 05/01/2028
(g)
912 917
Hilton Grand Vacations Borrower Escrow LLC /
Hilton Grand Vacations Borrower Esc
4.88%, 07/01/2031
(g)
217 182
Hilton Grand Vacations Borrower Escrow LLC /
Hilton Grand Vacations Borrower Escrow Inc
5.00%, 06/01/2029
(g)
491 434
Hilton Worldwide Finance LLC / Hilton
Worldwide Finance Corp
4.88%, 04/01/2027 615 604
Las Vegas Sands Corp
2.90%, 06/25/2025 2,224 2,084
3.20%, 08/08/2024 4,089 3,971
3.50%, 08/18/2026 2,493 2,330
3.90%, 08/08/2029 1,884 1,683
Marriott Ownership Resorts Inc
4.50%, 06/15/2029
(g)
200 174
4.75%, 01/15/2028 275 249
6.13%, 09/15/2025
(g)
383 385
Melco Resorts Finance Ltd
5.38%, 12/04/2029
(g)
2,040 1,392
5.75%, 07/21/2028
(g)
1,205 853
MGM China Holdings Ltd
4.75%, 02/01/2027
(g)
135 107
5.25%, 06/18/2025
(g)
1,360 1,150
5.38%, 05/15/2024
(g)
730 651
5.88%, 05/15/2026
(g)
1,395 1,152
MGM Resorts International
4.63%, 09/01/2026 791 736
4.75%, 10/15/2028 675 612
5.50%, 04/15/2027 1,368 1,327
5.75%, 06/15/2025 700 692
6.75%, 05/01/2025 700 713
Sands China Ltd
2.55%, 03/08/2027
(g)
2,983 2,480
3.80%, 01/08/2026 3,276 2,951
4.88%, 06/18/2030 2,266 1,954
5.13%, 08/08/2025 3,759 3,549
5.40%, 08/08/2028 7,892 7,113
Station Casinos LLC
4.50%, 02/15/2028
(g)
415 376
4.63%, 12/01/2031
(g)
19,295 16,841

Schedule of Investments
High Income Fund
July 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Lodging (continued)
Studio City Finance Ltd
5.00%, 01/15/2029
(g)
$ 1,120 $ 571
6.00%, 07/15/2025
(g)
395 260
6.50%, 01/15/2028
(g)
409 225
Travel + Leisure Co
4.50%, 12/01/2029
(g)
600 517
4.63%, 03/01/2030
(g)
337 276
5.65%, 04/01/2024 266 267
6.00%, 04/01/2027 739 736
6.63%, 07/31/2026
(g)
819 833
Wyndham Hotels & Resorts Inc
4.38%, 08/15/2028
(g)
545 501
Wynn Las Vegas LLC / Wynn Las Vegas Capital
Corp
5.25%, 05/15/2027
(g)
1,395 1,294
5.50%, 03/01/2025
(g)
1,865 1,837
Wynn Macau Ltd
4.88%, 10/01/2024
(g)
320 267
5.13%, 12/15/2029
(g)
1,510 1,155
5.50%, 01/15/2026
(g)
1,050 861
5.50%, 10/01/2027
(g)
445 350
5.63%, 08/26/2028
(g)
750 585
$ 82,315
Machinery - Construction & Mining - 0.07%
BWX Technologies Inc
4.13%, 06/30/2028
(g)
657 623
Manitowoc Co Inc/The
9.00%, 04/01/2026
(g)
225 209
Terex Corp
5.00%, 05/15/2029
(g)
1,405 1,254
$ 2,086
Machinery - Diversified - 0.72%
ATS Automation Tooling Systems Inc
4.13%, 12/15/2028
(g)
346 307
GrafTech Finance Inc
4.63%, 12/15/2028
(g)
498 432
Husky III Holding Ltd
13.00%, PIK 13.75%; 02/15/2025
(g),(h),(i)
113 110
JPW Industries Holding Corp
9.00%, 10/01/2024
(g)
5,945 5,380
Maxim Crane Works Holdings Capital LLC
10.13%, 08/01/2024
(g)
314 298
SPX FLOW Inc
8.75%, 04/01/2030
(g)
540 446
Stevens Holding Co Inc
6.13%, 10/01/2026
(g)
711 699
Titan Acquisition Ltd / Titan Co-Borrower LLC
7.75%, 04/15/2026
(g)
13,519 12,099
TK Elevator Holdco GmbH
7.63%, 07/15/2028
(g)
795 719
TK Elevator US Newco Inc
5.25%, 07/15/2027
(g)
1,985 1,906
$ 22,396
Media - 5.79%
Altice Financing SA
5.00%, 01/15/2028
(g)
1,811 1,595
5.75%, 08/15/2029
(g)
1,710 1,493
AMC Networks Inc
4.25%, 02/15/2029 670 589
5.00%, 04/01/2024 275 274
Audacy Capital Corp
6.50%, 05/01/2027
(g)
536 265
6.75%, 03/31/2029
(g)
365 176
Belo Corp
7.25%, 09/15/2027 170 170
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Cable One Inc
4.00%, 11/15/2030
(g)
$ 490 $ 435
CCO Holdings LLC / CCO Holdings Capital Corp
4.25%, 02/01/2031
(g)
11,725 10,171
4.25%, 01/15/2034
(g)
4,970 4,106
4.50%, 08/15/2030
(g)
3,750 3,333
4.50%, 05/01/2032 4,035 3,489
4.50%, 06/01/2033
(g)
1,900 1,606
4.75%, 03/01/2030
(g)
8,910 8,108
4.75%, 02/01/2032
(g)
1,000 883
5.00%, 02/01/2028
(g)
3,900 3,764
5.13%, 05/01/2027
(g)
4,869 4,769
5.38%, 06/01/2029
(g)
5,317 5,067
5.50%, 05/01/2026
(g)
1,435 1,445
CSC Holdings LLC
3.38%, 02/15/2031
(g)
605 484
4.13%, 12/01/2030
(g)
740 629
4.50%, 11/15/2031
(g)
210 179
4.63%, 12/01/2030
(g)
19,615 14,908
5.25%, 06/01/2024 239 237
5.38%, 02/01/2028
(g)
600 570
5.50%, 04/15/2027
(g)
825 798
5.75%, 01/15/2030
(g)
3,417 2,759
6.50%, 02/01/2029
(g)
1,248 1,206
7.50%, 04/01/2028
(g)
3,500 3,211
Cumulus Media New Holdings Inc
6.75%, 07/01/2026
(f),(g)
516 460
Diamond Sports Group LLC / Diamond Sports
Finance Co
5.38%, 08/15/2026
(g)
175 39
Directv Financing LLC / Directv Financing Co-
Obligor Inc
5.88%, 08/15/2027
(g)
3,554 3,311
DISH DBS Corp
5.13%, 06/01/2029 2,490 1,625
5.25%, 12/01/2026
(g)
3,070 2,656
5.75%, 12/01/2028
(g)
2,830 2,296
5.88%, 11/15/2024 2,194 2,018
7.38%, 07/01/2028 1,399 997
7.75%, 07/01/2026 2,005 1,663
Gannett Holdings LLC
6.00%, 11/01/2026
(g)
1,160 983
GCI LLC
4.75%, 10/15/2028
(g)
520 474
Gray Escrow II Inc
5.38%, 11/15/2031
(g)
1,345 1,187
Gray Television Inc
4.75%, 10/15/2030
(g)
500 430
5.88%, 07/15/2026
(g)
640 636
7.00%, 05/15/2027
(g)
435 438
Historic TW Inc
8.30%, 01/15/2036
(h)
13 17
iHeartCommunications Inc
4.75%, 01/15/2028
(g)
1,005 903
5.25%, 08/15/2027
(g)
1,651 1,509
8.38%, 05/01/2027 1,908 1,723
LCPR Senior Secured Financing DAC
5.13%, 07/15/2029
(g)
367 322
6.75%, 10/15/2027
(g)
1,860 1,806
Liberty Interactive LLC
8.25%, 02/01/2030 1,167 747
8.50%, 07/15/2029 981 660
McGraw-Hill Education Inc
8.00%, 08/01/2029
(g)
771 648
Midcontinent Communications / Midcontinent
Finance Corp
5.38%, 08/15/2027
(g)
1,020 964

Schedule of Investments
High Income Fund
July 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
News Corp
3.88%, 05/15/2029
(g)
$ 1,705 $ 1,573
5.13%, 02/15/2032
(g)
660 630
Nexstar Media Inc
4.75%, 11/01/2028
(g)
1,307 1,219
5.63%, 07/15/2027
(g)
8,475 8,498
Paramount Global
6.25%, 02/28/2057
(j)
1,712 1,593
3 Month USD LIBOR + 3.90%
Radiate Holdco LLC / Radiate Finance Inc
4.50%, 09/15/2026
(g)
831 768
6.50%, 09/15/2028
(g)
3,340 2,650
Scripps Escrow II Inc
3.88%, 01/15/2029
(g)
443 397
5.38%, 01/15/2031
(f),(g)
3,173 2,657
Scripps Escrow Inc
5.88%, 07/15/2027
(g)
265 254
Sinclair Television Group Inc
4.13%, 12/01/2030
(g)
250 213
5.13%, 02/15/2027
(g)
218 195
5.50%, 03/01/2030
(g)
295 236
Sirius XM Radio Inc
3.13%, 09/01/2026
(g)
810 763
3.88%, 09/01/2031
(g)
4,500 3,915
4.00%, 07/15/2028
(g)
5,305 4,928
4.13%, 07/01/2030
(g)
1,550 1,399
5.00%, 08/01/2027
(g)
946 938
5.50%, 07/01/2029
(g)
1,303 1,280
SportsNet New York
10.25%, 01/15/2025
(e),(k)
4,130 4,140
TEGNA Inc
4.63%, 03/15/2028 764 746
4.75%, 03/15/2026
(g)
410 407
5.00%, 09/15/2029 1,005 982
Telenet Finance Luxembourg Notes Sarl
5.50%, 03/01/2028
(g)
1,400 1,262
Univision Communications Inc
4.50%, 05/01/2029
(g)
1,050 949
5.13%, 02/15/2025
(g)
1,959 1,905
6.63%, 06/01/2027
(g)
1,712 1,716
7.38%, 06/30/2030
(g)
390 395
UPC Broadband Finco BV
4.88%, 07/15/2031
(g)
1,735 1,534
UPC Holding BV
5.50%, 01/15/2028
(g)
430 393
Urban One Inc
7.38%, 02/01/2028
(g)
630 532
Videotron Ltd
3.63%, 06/15/2029
(f),(g)
1,380 1,204
5.13%, 04/15/2027
(g)
838 813
5.38%, 06/15/2024
(g)
1,017 1,021
Virgin Media Finance PLC
5.00%, 07/15/2030
(g)
16,076 13,618
Virgin Media Secured Finance PLC
4.50%, 08/15/2030
(g)
1,650 1,485
5.50%, 05/15/2029
(g)
1,475 1,401
Virgin Media Vendor Financing Notes IV DAC
5.00%, 07/15/2028
(g)
405 370
VZ Secured Financing BV
5.00%, 01/15/2032
(g)
1,545 1,378
Ziggo Bond Co BV
5.13%, 02/28/2030
(g)
755 644
6.00%, 01/15/2027
(g)
1,625 1,565
Ziggo BV
4.88%, 01/15/2030
(g)
1,055 974
$ 178,771
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Metal Fabrication & Hardware - 0.02%
Park-Ohio Industries Inc
6.63%, 04/15/2027 $ 756 $ 603
Mining - 1.75%
Arconic Corp
6.00%, 05/15/2025
(g)
565 569
6.13%, 02/15/2028
(g)
18,657 18,646
Century Aluminum Co
7.50%, 04/01/2028
(g)
11,155 9,915
Coeur Mining Inc
5.13%, 02/15/2029
(g)
895 601
Compass Minerals International Inc
4.88%, 07/15/2024
(g)
860 798
6.75%, 12/01/2027
(g)
353 339
Constellium SE
3.75%, 04/15/2029
(g)
3,450 2,941
5.63%, 06/15/2028
(g)
1,250 1,127
5.88%, 02/15/2026
(g)
2,075 2,014
FMG Resources August 2006 Pty Ltd
4.38%, 04/01/2031
(g)
2,300 1,997
4.50%, 09/15/2027
(g)
485 447
5.13%, 05/15/2024
(g)
1,242 1,253
Hecla Mining Co
7.25%, 02/15/2028 255 251
JW Aluminum Continuous Cast Co
10.25%, 06/01/2026
(g)
435 453
Kaiser Aluminum Corp
4.50%, 06/01/2031
(g)
141 114
4.63%, 03/01/2028
(g)
310 265
New Gold Inc
7.50%, 07/15/2027
(g)
594 466
Northwest Acquisitions ULC / Dominion Finco
Inc
0.00%, 11/01/2022
(d),(g)
15,820 —
Novelis Corp
3.25%, 11/15/2026
(g)
115 107
3.88%, 08/15/2031
(g)
455 389
4.75%, 01/30/2030
(g)
6,980 6,457
Perenti Finance Pty Ltd
6.50%, 10/07/2025
(f),(g)
615 549
Real Alloy Holding Inc
11.01%, 05/31/2025
(e),(h),(k)
4,258 4,258
$ 53,956
Miscellaneous Manufacturers - 0.13%
Amsted Industries Inc
5.63%, 07/01/2027
(g)
600 583
EnPro Industries Inc
5.75%, 10/15/2026 179 177
FXI Holdings Inc
7.88%, 11/01/2024
(g)
543 468
12.25%, 11/15/2026
(g)
643 569
Gates Global LLC / Gates Corp
6.25%, 01/15/2026
(g)
680 665
Hillenbrand Inc
5.00%, 09/15/2026 360 350
LSB Industries Inc
6.25%, 10/15/2028
(g)
1,110 1,007
Trinity Industries Inc
4.55%, 10/01/2024 230 226
$ 4,045
Office & Business Equipment - 0.07%
Pitney Bowes Inc
6.88%, 03/15/2027
(g)
120 97
7.25%, 03/15/2029
(g)
154 121
Xerox Corp
3.80%, 05/15/2024 215 209
4.80%, 03/01/2035 350 268
6.75%, 12/15/2039 280 246

Schedule of Investments
High Income Fund
July 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Office & Business Equipment (continued)
Xerox Holdings Corp
5.00%, 08/15/2025
(g)
$ 930 $ 899
5.50%, 08/15/2028
(g)
250 223
$ 2,063
Oil & Gas - 5.40%
Aethon United BR LP / Aethon United Finance
Corp
8.25%, 02/15/2026
(g)
750 775
Antero Resources Corp
7.63%, 02/01/2029
(g)
400 422
8.38%, 07/15/2026
(g)
150 163
Apache Corp
4.25%, 01/15/2030 330 318
5.10%, 09/01/2040 1,570 1,396
5.25%, 02/01/2042 815 709
5.35%, 07/01/2049 765 639
6.00%, 01/15/2037 335 321
Ascent Resources Utica Holdings LLC / ARU
Finance Corp
5.88%, 06/30/2029
(g)
190 167
7.00%, 11/01/2026
(g)
900 877
Athabasca Oil Corp
9.75%, 11/01/2026
(g)
309 313
Baytex Energy Corp
8.75%, 04/01/2027
(g)
700 713
California Resources Corp
7.13%, 02/01/2026
(g)
30 30
Callon Petroleum Co
6.38%, 07/01/2026 275 264
7.50%, 06/15/2030
(g)
5,800 5,563
8.00%, 08/01/2028
(g)
194 196
8.25%, 07/15/2025 1,000 1,000
Calumet Specialty Products Partners LP / Calumet
Finance Corp
8.13%, 01/15/2027
(f),(g)
476 410
9.25%, 07/15/2024
(g)
580 596
Centennial Resource Production LLC
5.38%, 01/15/2026
(g)
150 137
6.88%, 04/01/2027
(g)
200 191
Chesapeake Energy Corp
5.50%, 02/01/2026
(g)
600 602
5.88%, 02/01/2029
(g)
504 507
6.75%, 04/15/2029
(g)
3,450 3,573
Chord Energy Corp
6.38%, 06/01/2026
(g)
544 536
Civitas Resources Inc
5.00%, 10/15/2026
(g)
1,160 1,090
CNX Resources Corp
6.00%, 01/15/2029
(g)
320 311
7.25%, 03/14/2027
(g)
425 430
Colgate Energy Partners III LLC
5.88%, 07/01/2029
(g)
15,348 14,049
Comstock Resources Inc
5.88%, 01/15/2030
(g)
16,750 15,737
6.75%, 03/01/2029
(g)
4,075 4,034
CrownRock LP / CrownRock Finance Inc
5.63%, 10/15/2025
(g)
1,745 1,742
CVR Energy Inc
5.25%, 02/15/2025
(g)
1,060 1,014
5.75%, 02/15/2028
(g)
300 272
Encino Acquisition Partners Holdings LLC
8.50%, 05/01/2028
(g)
750 733
Endeavor Energy Resources LP / EER Finance
Inc
5.75%, 01/30/2028
(g)
1,327 1,329
Energy Ventures Gom LLC / EnVen Finance Corp
11.75%, 04/15/2026
(g)
199 199
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Ensign Drilling Inc
9.25%, 04/15/2024
(g)
$ 620 $ 576
Global Marine Inc
7.00%, 06/01/2028 500 237
Hilcorp Energy I LP / Hilcorp Finance Co
5.75%, 02/01/2029
(g)
1,315 1,200
6.00%, 04/15/2030
(g)
3,525 3,199
6.00%, 02/01/2031
(g)
4,672 4,279
6.25%, 11/01/2028
(g)
385 373
6.25%, 04/15/2032
(g)
5,300 4,773
Ithaca Energy North Sea PLC
9.00%, 07/15/2026
(g)
170 165
Laredo Petroleum Inc
9.50%, 01/15/2025 620 635
10.13%, 01/15/2028 245 248
Magnolia Oil & Gas Operating LLC / Magnolia
Oil & Gas Finance Corp
6.00%, 08/01/2026
(g)
374 356
Matador Resources Co
5.88%, 09/15/2026 1,050 1,068
MEG Energy Corp
5.88%, 02/01/2029
(g)
6,145 5,838
7.13%, 02/01/2027
(g)
3,015 3,125
Moss Creek Resources Holdings Inc
7.50%, 01/15/2026
(g)
871 792
10.50%, 05/15/2027
(g)
310 298
Murphy Oil Corp
5.75%, 08/15/2025 535 536
6.13%, 12/01/2042 245 192
6.38%, 07/15/2028 433 432
Nabors Industries Inc
5.75%, 02/01/2025 595 545
9.00%, 02/01/2025
(g)
15 15
Nabors Industries Ltd
7.25%, 01/15/2026
(g)
1,105 1,003
7.50%, 01/15/2028
(g)
300 261
Neptune Energy Bondco PLC
6.63%, 05/15/2025
(g)
1,475 1,425
Northern Oil and Gas Inc
8.13%, 03/01/2028
(g)
1,265 1,224
Occidental Petroleum Corp
3.20%, 08/15/2026 165 155
4.30%, 08/15/2039 200 170
4.40%, 04/15/2046 725 616
4.50%, 07/15/2044 190 159
4.63%, 06/15/2045 246 209
5.50%, 12/01/2025 780 798
5.55%, 03/15/2026 975 1,002
5.88%, 09/01/2025 711 724
6.13%, 01/01/2031 1,340 1,436
6.20%, 03/15/2040 2,588 2,650
6.38%, 09/01/2028 370 397
6.45%, 09/15/2036 10,358 11,520
6.60%, 03/15/2046 6,167 6,815
6.63%, 09/01/2030 1,705 1,892
6.95%, 07/01/2024 738 774
7.15%, 05/15/2028 100 107
7.50%, 05/01/2031 910 1,055
7.88%, 09/15/2031 545 631
7.95%, 06/15/2039 740 849
8.00%, 07/15/2025 520 572
8.50%, 07/15/2027 400 457
8.88%, 07/15/2030 4,945 5,921
Par Petroleum LLC / Par Petroleum Finance Corp
7.75%, 12/15/2025
(g)
225 216

Schedule of Investments
High Income Fund
July 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Parkland Corp
4.50%, 10/01/2029
(g)
$ 1,053 $ 924
5.88%, 07/15/2027
(g)
1,000 975
Patterson-UTI Energy Inc
3.95%, 02/01/2028 440 377
5.15%, 11/15/2029 265 238
PBF Holding Co LLC / PBF Finance Corp
6.00%, 02/15/2028 1,120 1,016
7.25%, 06/15/2025 1,099 1,084
PDC Energy Inc
5.75%, 05/15/2026 810 792
6.13%, 09/15/2024 249 248
Precision Drilling Corp
6.88%, 01/15/2029
(g)
190 170
7.13%, 01/15/2026
(g)
225 209
Puma International Financing SA
5.00%, 01/24/2026
(g)
730 623
5.13%, 10/06/2024
(g)
400 359
Range Resources Corp
4.88%, 05/15/2025 550 549
8.25%, 01/15/2029 435 466
Rockcliff Energy II LLC
5.50%, 10/15/2029
(g)
565 546
SM Energy Co
5.63%, 06/01/2025 90 89
6.75%, 09/15/2026 375 371
Southwestern Energy Co
4.75%, 02/01/2032 805 751
5.38%, 02/01/2029 440 430
5.38%, 03/15/2030 474 466
5.95%, 01/23/2025 173 175
7.75%, 10/01/2027 90 94
8.38%, 09/15/2028 165 177
Strathcona Resources Ltd
6.88%, 08/01/2026
(g)
590 542
Sunoco LP / Sunoco Finance Corp
4.50%, 05/15/2029 1,730 1,557
4.50%, 04/30/2030 1,000 877
5.88%, 03/15/2028 5,887 5,633
6.00%, 04/15/2027 490 488
Talos Production Inc
12.00%, 01/15/2026 859 915
Tap Rock Resources LLC
7.00%, 10/01/2026
(g)
500 473
Teine Energy Ltd
6.88%, 04/15/2029
(g)
4,907 4,567
Transocean Guardian Ltd
5.88%, 01/15/2024
(g)
557 532
Transocean Inc
7.25%, 11/01/2025
(g)
385 277
7.50%, 01/15/2026
(g)
792 539
8.00%, 02/01/2027
(g)
944 632
9.35%, 12/15/2041 200 94
11.50%, 01/30/2027
(g)
510 483
Transocean Pontus Ltd
6.13%, 08/01/2025
(g)
538 503
Transocean Poseidon Ltd
6.88%, 02/01/2027
(g)
448 411
Transocean Sentry Ltd
5.38%, 05/15/2023
(g)
40 38
Vantage Drilling International
9.25%, 11/15/2023
(g)
400 392
Vermilion Energy Inc
5.63%, 03/15/2025
(f),(g)
1,064 1,043
6.88%, 05/01/2030
(g)
1,315 1,269
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
W&T Offshore Inc
9.75%, 11/01/2023
(g)
$ 995 $ 960
$ 166,632
Oil & Gas Services - 0.24%
Archrock Partners LP / Archrock Partners Finance
Corp
6.25%, 04/01/2028
(g)
985 891
6.88%, 04/01/2027
(g)
435 406
Bristow Group Inc
6.88%, 03/01/2028
(g)
415 368
CGG SA
8.75%, 04/01/2027
(g)
204 187
Exterran Energy Solutions LP / EES Finance Corp
8.13%, 05/01/2025 161 154
KCA Deutag UK Finance PLC
9.88%, 12/01/2025
(g)
500 467
Oceaneering International Inc
4.65%, 11/15/2024 113 106
6.00%, 02/01/2028 479 416
Telford Offshore Ltd
12.00%, PIK 12.00%
(h),(i),(l)
402 12
Transocean Phoenix 2 Ltd
7.75%, 10/15/2024
(g)
277 268
Transocean Proteus Ltd
6.25%, 12/01/2024
(g)
369 349
USA Compression Partners LP / USA
Compression Finance Corp
6.88%, 04/01/2026 662 620
6.88%, 09/01/2027 739 676
Weatherford International Ltd
6.50%, 09/15/2028
(g)
690 657
8.63%, 04/30/2030
(g)
1,715 1,551
11.00%, 12/01/2024
(g)
440 445
$ 7,573
Packaging & Containers - 2.80%
ARD Finance SA
6.50%, PIK 7.25%; 06/30/2027
(g),(h),(i)
1,027 777
Ardagh Metal Packaging Finance USA LLC /
Ardagh Metal Packaging Finance PLC
3.25%, 09/01/2028
(g)
420 390
4.00%, 09/01/2029
(g)
19,529 16,795
Ardagh Packaging Finance PLC / Ardagh
Holdings USA Inc
4.13%, 08/15/2026
(g)
1,680 1,487
5.25%, 04/30/2025
(g)
5,145 4,913
5.25%, 08/15/2027
(g)
1,570 1,194
5.25%, 08/15/2027
(f),(g)
970 738
Ball Corp
2.88%, 08/15/2030 1,065 917
3.13%, 09/15/2031 1,500 1,314
4.00%, 11/15/2023 830 828
4.88%, 03/15/2026 1,140 1,149
5.25%, 07/01/2025 885 896
Berry Global Inc
4.50%, 02/15/2026
(g)
296 285
5.63%, 07/15/2027
(g)
500 505
Cascades Inc/Cascades USA Inc
5.38%, 01/15/2028
(g)
840 756
Crown Americas LLC / Crown Americas Capital
Corp V
4.25%, 09/30/2026 645 628
Crown Cork & Seal Co Inc
7.38%, 12/15/2026 654 706
Graham Packaging Co Inc
7.13%, 08/15/2028
(g)
625 526

Schedule of Investments
High Income Fund
July 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Packaging & Containers (continued)
Graphic Packaging International LLC
3.50%, 03/15/2028
(g)
$ 560 $ 517
3.50%, 03/01/2029
(g)
1,113 1,003
Intelligent Packaging Ltd Finco Inc / Intelligent
Packaging Ltd Co-Issuer LLC
6.00%, 09/15/2028
(g)
6,135 5,122
LABL Inc
6.75%, 07/15/2026
(g)
695 674
10.50%, 07/15/2027
(g)
925 879
Matthews International Corp
5.25%, 12/01/2025
(f),(g)
265 242
Mauser Packaging Solutions Holding Co
5.50%, 04/15/2024
(g)
1,425 1,409
7.25%, 04/15/2025
(g)
1,280 1,174
OI European Group BV
4.75%, 02/15/2030
(g)
1,055 885
Owens-Brockway Glass Container Inc
5.38%, 01/15/2025
(g)
205 193
6.38%, 08/15/2025
(g)
83 79
Pactiv Evergreen Group Issuer Inc/Pactiv
Evergreen Group Issuer LLC
4.00%, 10/15/2027
(g)
1,445 1,273
Pactiv Evergreen Group Issuer LLC / Pactiv
Evergreen Group Issuer Inc
4.38%, 10/15/2028
(g)
520 460
Pactiv LLC
7.95%, 12/15/2025 235 209
8.38%, 04/15/2027
(f)
830 718
Sealed Air Corp
4.00%, 12/01/2027
(g)
530 504
5.13%, 12/01/2024
(g)
80 81
5.50%, 09/15/2025
(g)
872 890
6.88%, 07/15/2033
(g)
355 380
Silgan Holdings Inc
4.13%, 02/01/2028 1,015 952
Trident TPI Holdings Inc
6.63%, 11/01/2025
(g)
12,274 10,770
9.25%, 08/01/2024
(g)
6,247 5,747
Trivium Packaging Finance BV
5.50%, 08/15/2026
(g)
16,860 16,607
8.50%, 08/15/2027
(g)
1,030 984
$ 86,556
Pharmaceuticals - 1.40%
180 Medical Inc
3.88%, 10/15/2029
(g)
1,015 923
AdaptHealth LLC
4.63%, 08/01/2029
(g)
1,300 1,164
6.13%, 08/01/2028
(g)
290 274
Bausch Health Americas Inc
8.50%, 01/31/2027
(f),(g)
2,496 1,577
9.25%, 04/01/2026
(g)
1,370 952
Bausch Health Cos Inc
5.00%, 01/30/2028
(g)
1,298 691
5.00%, 02/15/2029
(g)
1,220 618
5.25%, 01/30/2030
(g)
4,167 2,141
5.25%, 02/15/2031
(g)
1,129 579
5.50%, 11/01/2025
(g)
1,345 1,197
5.75%, 08/15/2027
(g)
900 748
6.13%, 02/01/2027
(g)
205 175
6.25%, 02/15/2029
(g)
580 310
7.00%, 01/15/2028
(g)
465 257
7.25%, 05/30/2029
(g)
449 244
9.00%, 12/15/2025
(g)
1,470 1,066
Cheplapharm Arzneimittel GmbH
5.50%, 01/15/2028
(g)
405 368
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Elanco Animal Health Inc
6.40%, 08/28/2028 $ 1,035 $ 1,058
Embecta Corp
5.00%, 02/15/2030
(g)
830 729
Endo Luxembourg Finance Co I Sarl / Endo US
Inc
6.13%, 04/01/2029
(g)
795 638
Herbalife Nutrition Ltd / HLF Financing Inc
7.88%, 09/01/2025
(g)
1,390 1,303
HLF Financing Sarl LLC / Herbalife International
Inc
4.88%, 06/01/2029
(g)
700 517
Horizon Therapeutics USA Inc
5.50%, 08/01/2027
(g)
1,095 1,086
Jazz Securities DAC
4.38%, 01/15/2029
(g)
2,090 2,012
Option Care Health Inc
4.38%, 10/31/2029
(g)
148 135
Organon & Co / Organon Foreign Debt Co-Issuer
BV
4.13%, 04/30/2028
(g)
2,288 2,163
5.13%, 04/30/2031
(g)
8,600 8,052
Owens & Minor Inc
4.50%, 03/31/2029
(g)
555 499
6.63%, 04/01/2030
(g)
1,000 1,000
P&L Development LLC / PLD Finance Corp
7.75%, 11/15/2025
(g)
1,300 871
Par Pharmaceutical Inc
7.50%, 04/01/2027
(g)
1,725 1,390
Perrigo Finance Unlimited Co
3.90%, 12/15/2024 2,000 1,975
4.38%, 03/15/2026 1,256 1,236
4.40%, 06/15/2030 3,075 2,824
4.90%, 12/15/2044 1,315 1,034
Prestige Brands Inc
3.75%, 04/01/2031
(g)
940 808
5.13%, 01/15/2028
(g)
495 478
$ 43,092
Pipelines - 4.20%
Antero Midstream Partners LP / Antero
Midstream Finance Corp
5.38%, 06/15/2029
(g)
1,810 1,768
5.75%, 03/01/2027
(g)
2,795 2,782
5.75%, 01/15/2028
(g)
5,875 5,769
7.88%, 05/15/2026
(g)
1,185 1,240
Blue Racer Midstream LLC / Blue Racer Finance
Corp
6.63%, 07/15/2026
(g)
580 546
7.63%, 12/15/2025
(g)
210 209
Buckeye Partners LP
4.13%, 03/01/2025
(g)
600 579
4.13%, 12/01/2027 945 865
4.15%, 07/01/2023 495 488
4.35%, 10/15/2024 295 290
4.50%, 03/01/2028
(g)
5,475 5,037
5.60%, 10/15/2044 3,121 2,294
5.85%, 11/15/2043 3,120 2,277
Cheniere Energy Inc
4.63%, 10/15/2028 1,335 1,300
Cheniere Energy Partners LP
3.25%, 01/31/2032 1,500 1,309
4.00%, 03/01/2031 1,285 1,194
4.50%, 10/01/2029 1,429 1,384
CNX Midstream Partners LP
4.75%, 04/15/2030
(g)
189 163
CQP Holdco LP / BIP-V Chinook Holdco LLC
5.50%, 06/15/2031
(g)
10,475 9,927

Schedule of Investments
High Income Fund
July 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Crestwood Midstream Partners LP / Crestwood
Midstream Finance Corp
5.63%, 05/01/2027
(g)
$ 688 $ 660
5.75%, 04/01/2025 424 418
6.00%, 02/01/2029
(g)
1,285 1,171
8.00%, 04/01/2029
(g)
129 128
DCP Midstream Operating LP
5.13%, 05/15/2029 477 467
5.38%, 07/15/2025 484 496
5.60%, 04/01/2044 400 346
5.63%, 07/15/2027 378 389
6.45%, 11/03/2036
(g)
287 286
6.75%, 09/15/2037
(g)
515 510
8.13%, 08/16/2030 220 239
Delek Logistics Partners LP / Delek Logistics
Finance Corp
6.75%, 05/15/2025 665 633
7.13%, 06/01/2028
(g)
401 366
DT Midstream Inc
4.13%, 06/15/2029
(g)
1,165 1,079
4.38%, 06/15/2031
(g)
1,560 1,400
EnLink Midstream LLC
5.38%, 06/01/2029 534 507
5.63%, 01/15/2028
(g)
382 371
EnLink Midstream Partners LP
4.15%, 06/01/2025 950 934
4.40%, 04/01/2024 450 451
4.85%, 07/15/2026 280 277
5.05%, 04/01/2045 250 184
5.45%, 06/01/2047 77 59
5.60%, 04/01/2044 593 461
EQM Midstream Partners LP
4.00%, 08/01/2024 1,139 1,111
4.13%, 12/01/2026 258 238
4.50%, 01/15/2029
(g)
80 72
4.75%, 01/15/2031
(g)
6,695 6,049
5.50%, 07/15/2028 1,063 1,005
6.50%, 07/01/2027
(g)
616 617
6.50%, 07/15/2048 490 412
Genesis Energy LP / Genesis Energy Finance
Corp
5.63%, 06/15/2024 669 643
6.25%, 05/15/2026 247 229
6.50%, 10/01/2025 701 679
7.75%, 02/01/2028 890 859
8.00%, 01/15/2027 10,085 9,883
Global Partners LP / GLP Finance Corp
6.88%, 01/15/2029 241 220
7.00%, 08/01/2027 357 326
Harvest Midstream I LP
7.50%, 09/01/2028
(g)
3,036 2,900
Hess Midstream Operations LP
5.13%, 06/15/2028
(g)
245 239
5.50%, 10/15/2030
(g)
190 177
5.63%, 02/15/2026
(g)
1,436 1,431
Holly Energy Partners LP / Holly Energy Finance
Corp
5.00%, 02/01/2028
(g)
7,930 7,312
Howard Midstream Energy Partners LLC
6.75%, 01/15/2027
(g)
990 856
ITT Holdings LLC
6.50%, 08/01/2029
(g)
1,740 1,495
New Fortress Energy Inc
6.50%, 09/30/2026
(g)
1,660 1,572
6.75%, 09/15/2025
(g)
5,491 5,361
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
NGL Energy Operating LLC / NGL Energy
Finance Corp
7.50%, 02/01/2026
(g)
$ 2,244 $ 2,050
NGL Energy Partners LP / NGL Energy Finance
Corp
6.13%, 03/01/2025 1,076 844
7.50%, 11/01/2023 479 448
7.50%, 04/15/2026 551 416
NuStar Logistics LP
5.63%, 04/28/2027 908 868
5.75%, 10/01/2025 705 685
6.00%, 06/01/2026 640 629
6.38%, 10/01/2030 200 184
Rattler Midstream LP
5.63%, 07/15/2025
(g)
1,140 1,163
Rockies Express Pipeline LLC
3.60%, 05/15/2025
(g)
1,000 927
4.80%, 05/15/2030
(g)
4,311 3,621
4.95%, 07/15/2029
(g)
1,354 1,190
6.88%, 04/15/2040
(g)
655 555
7.50%, 07/15/2038
(g)
630 565
Southeast Supply Header LLC
4.25%, 06/15/2024
(g)
515 440
Summit Midstream Holdings LLC / Summit
Midstream Finance Corp
5.75%, 04/15/2025 300 236
8.50%, 10/15/2026
(g)
1,325 1,264
Tallgrass Energy Partners LP / Tallgrass Energy
Finance Corp
5.50%, 01/15/2028
(g)
872 792
6.00%, 03/01/2027
(g)
691 642
6.00%, 12/31/2030
(g)
1,220 1,100
6.00%, 09/01/2031
(g)
1,265 1,140
7.50%, 10/01/2025
(g)
615 616
Venture Global Calcasieu Pass LLC
3.88%, 08/15/2029
(g)
5,070 4,678
4.13%, 08/15/2031
(g)
3,275 3,019
Western Midstream Operating LP
4.50%, 03/01/2028 262 253
4.55%, 02/01/2030 1,080 1,010
4.65%, 07/01/2026 985 978
4.75%, 08/15/2028 265 259
5.30%, 03/01/2048 2,800 2,455
5.45%, 04/01/2044 885 792
5.75%, 02/01/2050 1,199 1,073
$ 129,831
Real Estate - 0.25%
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028
(g)
960 950
Five Point Operating Co LP / Five Point Capital
Corp
7.88%, 11/15/2025
(g)
496 421
Greystar Real Estate Partners LLC
5.75%, 12/01/2025
(g)
561 560
Howard Hughes Corp/The
4.13%, 02/01/2029
(g)
1,045 899
4.38%, 02/01/2031
(g)
653 553
5.38%, 08/01/2028
(g)
910 852
Kennedy-Wilson Inc
4.75%, 03/01/2029 673 594
4.75%, 02/01/2030 460 395
5.00%, 03/01/2031 598 510
Newmark Group Inc
6.13%, 11/15/2023 517 520
Realogy Group LLC / Realogy Co-Issuer Corp
5.25%, 04/15/2030
(g)
300 239
5.75%, 01/15/2029
(g)
700 572

Schedule of Investments
High Income Fund
July 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Real Estate (continued)
WeWork Cos Inc
7.88%, 05/01/2025
(g)
$ 705 $ 531
$ 7,596
REITs - 1.25%
American Finance Trust Inc / American Finance
Operating Partner LP
4.50%, 09/30/2028
(g)
312 251
Apollo Commercial Real Estate Finance Inc
4.63%, 06/15/2029
(g)
151 119
Blackstone Mortgage Trust Inc
3.75%, 01/15/2027
(g)
286 255
Brookfield Property REIT Inc / BPR Cumulus
LLC / BPR Nimbus LLC / GGSI Sellco LL
4.50%, 04/01/2027
(g)
623 544
5.75%, 05/15/2026
(g)
50 49
Diversified Healthcare Trust
4.38%, 03/01/2031 510 377
9.75%, 06/15/2025 250 249
HAT Holdings I LLC / HAT Holdings II LLC
3.38%, 06/15/2026
(g)
1,045 921
3.75%, 09/15/2030
(g)
405 310
6.00%, 04/15/2025
(f),(g)
430 420
Iron Mountain Inc
4.50%, 02/15/2031
(g)
1,287 1,129
4.88%, 09/15/2027
(g)
1,336 1,276
4.88%, 09/15/2029
(g)
1,220 1,120
5.00%, 07/15/2028
(g)
750 713
5.25%, 03/15/2028
(g)
1,148 1,096
5.25%, 07/15/2030
(g)
2,057 1,924
5.63%, 07/15/2032
(g)
864 810
iStar Inc
4.75%, 10/01/2024 745 735
5.50%, 02/15/2026 647 635
Ladder Capital Finance Holdings LLLP / Ladder
Capital Finance Corp
4.25%, 02/01/2027
(g)
415 370
4.75%, 06/15/2029
(g)
619 528
5.25%, 10/01/2025
(g)
294 278
MPT Operating Partnership LP / MPT Finance
Corp
3.50%, 03/15/2031 1,347 1,160
4.63%, 08/01/2029 835 783
5.00%, 10/15/2027 1,956 1,883
Park Intermediate Holdings LLC / PK Domestic
Property LLC / PK Finance Co-Issuer
4.88%, 05/15/2029
(g)
1,020 939
5.88%, 10/01/2028
(g)
624 612
7.50%, 06/01/2025
(g)
525 538
RHP Hotel Properties LP / RHP Finance Corp
4.75%, 10/15/2027 89 86
RLJ Lodging Trust LP
3.75%, 07/01/2026
(g)
500 469
4.00%, 09/15/2029
(g)
1,053 933
SBA Communications Corp
3.13%, 02/01/2029 2,401 2,101
3.88%, 02/15/2027 1,560 1,486
Service Properties Trust
3.95%, 01/15/2028 225 167
4.35%, 10/01/2024 918 821
4.38%, 02/15/2030 220 161
4.50%, 03/15/2025 645 548
4.65%, 03/15/2024 568 517
4.75%, 10/01/2026 280 219
4.95%, 02/15/2027 235 193
5.25%, 02/15/2026 650 550
5.50%, 12/15/2027 851 739
7.50%, 09/15/2025 896 869
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Starwood Property Trust Inc
4.38%, 01/15/2027
(g)
$ 540 $ 495
4.75%, 03/15/2025 406 403
Uniti Group LP / Uniti Fiber Holdings Inc / CSL
Capital LLC
6.00%, 01/15/2030
(g)
1,969 1,406
7.88%, 02/15/2025
(g)
2,299 2,313
Uniti Group LP / Uniti Group Finance Inc / CSL
Capital LLC
4.75%, 04/15/2028
(g)
200 176
6.50%, 02/15/2029
(g)
1,165 897
VICI Properties LP / VICI Note Co Inc
3.75%, 02/15/2027
(g)
2,975 2,724
XHR LP
6.38%, 08/15/2025
(g)
385 388
$ 38,685
Retail - 4.78%
1011778 BC ULC / New Red Finance Inc
3.50%, 02/15/2029
(g)
1,238 1,128
3.88%, 01/15/2028
(g)
1,838 1,700
4.00%, 10/15/2030
(g)
10,082 8,771
4.38%, 01/15/2028
(g)
9,780 9,064
5.75%, 04/15/2025
(f),(g)
920 932
99 Escrow Issuer Inc
7.50%, 01/15/2026
(g)
460 311
AAG FH LP / AAG FH Finco Inc
9.75%, 07/15/2024
(g)
115 114
Abercrombie & Fitch Management Co
8.75%, 07/15/2025
(g)
215 212
Arko Corp
5.13%, 11/15/2029
(g)
215 181
Asbury Automotive Group Inc
4.63%, 11/15/2029
(g)
1,190 1,050
4.75%, 03/01/2030 78 68
5.00%, 02/15/2032
(g)
740 646
Bath & Body Works Inc
6.63%, 10/01/2030
(g)
1,065 1,016
6.88%, 11/01/2035 744 682
6.95%, 03/01/2033 590 494
7.50%, 06/15/2029
(f)
483 478
7.60%, 07/15/2037 1,172 997
9.38%, 07/01/2025
(g)
409 427
BCPE Ulysses Intermediate Inc
7.75%, PIK 8.50%; 04/01/2027
(g),(h),(i)
630 440
Bed Bath & Beyond Inc
4.92%, 08/01/2034 500 117
5.17%, 08/01/2044 441 77
Bloomin' Brands Inc / OSI Restaurant Partners
LLC
5.13%, 04/15/2029
(g)
345 303
BlueLinx Holdings Inc
6.00%, 11/15/2029
(g)
205 166
Brinker International Inc
5.00%, 10/01/2024
(g)
235 224
Carrols Restaurant Group Inc
5.88%, 07/01/2029
(g)
300 215
Carvana Co
4.88%, 09/01/2029
(g)
1,107 661
5.63%, 10/01/2025
(f),(g)
415 317
5.88%, 10/01/2028
(f),(g)
500 317
10.25%, 05/01/2030
(g)
490 403
Dave & Buster's Inc
7.63%, 11/01/2025
(g)
240 242
eG Global Finance PLC
6.75%, 02/07/2025
(g)
755 722
8.50%, 10/30/2025
(g)
515 504

Schedule of Investments
High Income Fund
July 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
Ferrellgas LP / Ferrellgas Finance Corp
5.38%, 04/01/2026
(g)
$ 1,085 $ 1,009
5.88%, 04/01/2029
(g)
250 219
Fertitta Entertainment LLC / Fertitta
Entertainment Finance Co Inc
4.63%, 01/15/2029
(g)
354 330
6.75%, 01/15/2030
(g)
895 732
FirstCash Inc
4.63%, 09/01/2028
(g)
715 640
Foot Locker Inc
4.00%, 10/01/2029
(g)
905 704
Foundation Building Materials Inc
6.00%, 03/01/2029
(g)
882 677
Gap Inc/The
3.63%, 10/01/2029
(g)
576 422
Group 1 Automotive Inc
4.00%, 08/15/2028
(g)
840 751
IRB Holding Corp
7.00%, 06/15/2025
(g)
11,622 11,889
Ken Garff Automotive LLC
4.88%, 09/15/2028
(g)
330 272
KFC Holding Co/Pizza Hut Holdings LLC/Taco
Bell of America LLC
4.75%, 06/01/2027
(g)
824 826
LBM Acquisition LLC
6.25%, 01/15/2029
(g)
7,203 5,439
LCM Investments Holdings II LLC
4.88%, 05/01/2029
(g)
425 363
Lithia Motors Inc
3.88%, 06/01/2029
(g)
765 681
4.38%, 01/15/2031
(g)
476 432
4.63%, 12/15/2027
(g)
586 558
LSF9 Atlantis Holdings LLC / Victra Finance
Corp
7.75%, 02/15/2026
(g)
13,325 12,051
Macy's Retail Holdings LLC
4.30%, 02/15/2043 265 164
4.50%, 12/15/2034 592 429
5.13%, 01/15/2042 379 259
5.88%, 04/01/2029
(g)
1,760 1,546
5.88%, 03/15/2030
(g)
1,285 1,102
6.38%, 03/15/2037 670 520
Marks & Spencer PLC
7.13%, 12/01/2037
(g)
200 191
Michaels Cos Inc/The
7.88%, 05/01/2029
(g)
921 631
Murphy Oil USA Inc
3.75%, 02/15/2031
(g)
540 493
4.75%, 09/15/2029 540 522
5.63%, 05/01/2027 432 425
NMG Holding Co Inc / Neiman Marcus Group
LLC
7.13%, 04/01/2026
(g)
1,500 1,468
Nordstrom Inc
4.00%, 03/15/2027
(f)
920 842
4.25%, 08/01/2031 960 778
4.38%, 04/01/2030 1,862 1,562
5.00%, 01/15/2044 2,035 1,491
6.95%, 03/15/2028 675 671
Papa John's International Inc
3.88%, 09/15/2029
(g)
1,230 1,076
Park River Holdings Inc
5.63%, 02/01/2029
(g)
1,026 663
6.75%, 08/01/2029
(g)
6,050 4,109
Party City Holdings Inc
8.75%, 02/15/2026
(g)
414 251
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
Patrick Industries Inc
4.75%, 05/01/2029
(g)
$ 840 $ 654
7.50%, 10/15/2027
(g)
435 403
PetSmart Inc / PetSmart Finance Corp
4.75%, 02/15/2028
(g)
1,150 1,091
7.75%, 02/15/2029
(g)
1,637 1,576
QVC Inc
4.38%, 09/01/2028 1,021 796
4.45%, 02/15/2025 920 882
4.75%, 02/15/2027 595 501
4.85%, 04/01/2024 910 891
5.45%, 08/15/2034 450 320
5.95%, 03/15/2043 310 210
Rite Aid Corp
7.50%, 07/01/2025
(g)
424 369
7.70%, 02/15/2027 22 15
8.00%, 11/15/2026
(g)
1,169 990
Sizzling Platter LLC / Sizzling Platter Finance
Corp
8.50%, 11/28/2025
(g)
215 188
Sonic Automotive Inc
4.63%, 11/15/2029
(g)
3,075 2,613
4.88%, 11/15/2031
(g)
1,000 815
Specialty Building Products Holdings LLC / SBP
Finance Corp
6.38%, 09/30/2026
(g)
15,947 14,192
SRS Distribution Inc
6.00%, 12/01/2029
(g)
7,805 6,753
6.13%, 07/01/2029
(g)
800 720
Staples Inc
7.50%, 04/15/2026
(g)
1,427 1,263
10.75%, 04/15/2027
(g)
1,615 1,201
Suburban Propane Partners LP/Suburban Energy
Finance Corp
5.00%, 06/01/2031
(g)
6,047 5,509
5.88%, 03/01/2027 523 502
Superior Plus LP / Superior General Partner Inc
4.50%, 03/15/2029
(g)
690 635
Victoria's Secret & Co
4.63%, 07/15/2029
(g)
1,390 1,151
White Cap Buyer LLC
6.88%, 10/15/2028
(g)
8,190 6,920
Yum! Brands Inc
3.63%, 03/15/2031 850 769
3.88%, 11/01/2023 275 274
4.63%, 01/31/2032 1,145 1,088
4.75%, 01/15/2030
(g)
1,620 1,575
5.35%, 11/01/2043 408 347
5.38%, 04/01/2032 1,870 1,847
6.88%, 11/15/2037 300 318
$ 147,545
Semiconductors - 0.06%
Amkor Technology Inc
6.63%, 09/15/2027
(g)
500 497
ams-OSRAM AG
7.00%, 07/31/2025
(g)
365 345
Entegris Inc
4.38%, 04/15/2028
(g)
880 830
Synaptics Inc
4.00%, 06/15/2029
(g)
285 249
$ 1,921
Software - 3.42%
ACI Worldwide Inc
5.75%, 08/15/2026
(g)
3,540 3,465
Black Knight InfoServ LLC
3.63%, 09/01/2028
(g)
1,515 1,398

Schedule of Investments
High Income Fund
July 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Boxer Parent Co Inc
7.13%, 10/02/2025
(g)
$ 1,085 $ 1,064
9.13%, 03/01/2026
(g)
950 907
Camelot Finance SA
4.50%, 11/01/2026
(g)
705 675
Castle US Holding Corp
9.50%, 02/15/2028
(g)
330 272
Change Healthcare Holdings LLC / Change
Healthcare Finance Inc
5.75%, 03/01/2025
(g)
1,121 1,116
Clarivate Science Holdings Corp
3.88%, 07/01/2028
(g)
7,925 7,212
4.88%, 07/01/2029
(g)
8,671 7,674
Consensus Cloud Solutions Inc
6.00%, 10/15/2026
(g)
575 529
6.50%, 10/15/2028
(g)
517 460
CWT Travel Group Inc
8.50%, 11/19/2026
(g)
7,495 6,914
Dun & Bradstreet Corp/The
5.00%, 12/15/2029
(g)
395 368
Elastic NV
4.13%, 07/15/2029
(g)
1,465 1,304
Fair Isaac Corp
4.00%, 06/15/2028
(g)
1,807 1,685
5.25%, 05/15/2026
(g)
495 505
Helios Software Holdings Inc / ION Corporate
Solutions Finance Sarl
4.63%, 05/01/2028
(g)
825 656
Minerva Merger Sub Inc
6.50%, 02/15/2030
(g)
4,640 4,199
MSCI Inc
3.25%, 08/15/2033
(g)
915 793
3.63%, 09/01/2030
(g)
800 730
3.63%, 11/01/2031
(g)
1,000 890
3.88%, 02/15/2031
(g)
1,410 1,283
4.00%, 11/15/2029
(g)
1,075 1,013
Open Text Corp
3.88%, 02/15/2028
(g)
1,795 1,651
Open Text Holdings Inc
4.13%, 02/15/2030
(g)
1,235 1,141
Playtika Holding Corp
4.25%, 03/15/2029
(g)
21,703 19,468
PTC Inc
3.63%, 02/15/2025
(g)
220 215
4.00%, 02/15/2028
(g)
381 361
Rackspace Technology Global Inc
3.50%, 02/15/2028
(g)
610 504
5.38%, 12/01/2028
(g)
1,030 757
ROBLOX Corp
3.88%, 05/01/2030
(g)
1,585 1,388
RRD Parent Inc
10.00%, PIK 10.00%; 10/15/2031
(g),(h),(i)
1,000 1,600
SS&C Technologies Inc
5.50%, 09/30/2027
(g)
24,220 23,858
Twilio Inc
3.63%, 03/15/2029 696 613
3.88%, 03/15/2031
(f)
832 737
Veritas US Inc / Veritas Bermuda Ltd
7.50%, 09/01/2025
(g)
1,830 1,545
Ziff Davis Inc
4.63%, 10/15/2030
(g)
1,130 1,036
ZoomInfo Technologies LLC/ZoomInfo Finance
Corp
3.88%, 02/01/2029
(g)
6,354 5,687
$ 105,673
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications - 4.88%
Altice France Holding SA
6.00%, 02/15/2028
(g)
$ 1,450 $ 1,119
10.50%, 05/15/2027
(g)
2,050 1,936
Altice France SA/France
5.13%, 01/15/2029
(g)
423 358
5.13%, 07/15/2029
(g)
1,940 1,660
5.50%, 01/15/2028
(g)
1,500 1,323
5.50%, 10/15/2029
(g)
1,500 1,290
8.13%, 02/01/2027
(g)
1,340 1,323
Avaya Inc
6.13%, 09/15/2028
(g)
1,275 599
British Telecommunications PLC
4.25%, 11/23/2081
(f),(g),(j)
900 790
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.99%
4.88%, 11/23/2081
(g),(j)
1,020 859
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.49%
CommScope Inc
4.75%, 09/01/2029
(g)
8,625 7,499
6.00%, 03/01/2026
(g)
1,220 1,186
7.13%, 07/01/2028
(f),(g)
625 517
8.25%, 03/01/2027
(g)
1,115 970
CommScope Technologies LLC
5.00%, 03/15/2027
(g)
1,060 872
6.00%, 06/15/2025
(g)
10,140 9,380
Connect Finco SARL / Connect US Finco LLC
6.75%, 10/01/2026
(g)
2,190 2,142
Consolidated Communications Inc
6.50%, 10/01/2028
(g)
600 516
Embarq Corp
8.00%, 06/01/2036 1,828 1,504
Frontier Communications Holdings LLC
5.00%, 05/01/2028
(g)
1,480 1,391
5.88%, 10/15/2027
(g)
1,770 1,744
5.88%, 11/01/2029 500 420
6.75%, 05/01/2029
(g)
1,365 1,215
Frontier Florida LLC
6.86%, 02/01/2028 740 703
GoTo Group Inc
5.50%, 09/01/2027
(g)
910 664
GTT Communications Inc
0.00%, 12/31/2024
(d),(g)
15,960 1,197
Hughes Satellite Systems Corp
5.25%, 08/01/2026 780 791
6.63%, 08/01/2026 715 696
Iliad Holding SASU
6.50%, 10/15/2026
(g)
1,660 1,593
7.00%, 10/15/2028
(g)
5,035 4,832
Intelsat Jackson Holdings SA
6.50%, 03/15/2030
(g)
2,891 2,673
Intrado Corp
8.50%, 10/15/2025
(g)
1,446 1,267
Level 3 Financing Inc
3.63%, 01/15/2029
(g)
1,770 1,479
3.75%, 07/15/2029
(g)
1,280 1,059
4.25%, 07/01/2028
(g)
5,359 4,676
4.63%, 09/15/2027
(g)
2,174 1,987
5.25%, 03/15/2026 1,195 1,183
5.38%, 05/01/2025 90 90
Ligado Networks LLC
0.00%, PIK 15.50%; 11/01/2023
(d),(g),(h),(i)
4,135 2,192
Lumen Technologies Inc
4.00%, 02/15/2027
(g)
1,391 1,280
4.50%, 01/15/2029
(g)
1,030 816
5.13%, 12/15/2026
(g)
1,520 1,385
5.38%, 06/15/2029
(g)
1,957 1,634

Schedule of Investments
High Income Fund
July 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Lumen Technologies Inc   (continued)
5.63%, 04/01/2025 $ 838 $ 830
6.75%, 12/01/2023 870 884
6.88%, 01/15/2028 440 405
7.50%, 04/01/2024 1,290 1,323
7.60%, 09/15/2039 567 457
7.65%, 03/15/2042 580 452
Nokia Oyj
4.38%, 06/12/2027 410 404
6.63%, 05/15/2039 573 591
Sprint Capital Corp
6.88%, 11/15/2028 2,166 2,431
8.75%, 03/15/2032 2,623 3,397
Sprint Corp
7.13%, 06/15/2024 2,133 2,234
7.63%, 02/15/2025 1,764 1,883
7.63%, 03/01/2026 1,859 2,027
7.88%, 09/15/2023 4,281 4,439
Switch Ltd
4.13%, 06/15/2029
(g)
500 506
Telecom Italia Capital SA
6.00%, 09/30/2034 799 629
6.38%, 11/15/2033 804 670
7.20%, 07/18/2036 972 806
7.72%, 06/04/2038 800 664
Telecom Italia SpA/Milano
5.30%, 05/30/2024
(g)
1,255 1,220
Telesat Canada / Telesat LLC
4.88%, 06/01/2027
(g)
144 85
5.63%, 12/06/2026
(g)
119 76
6.50%, 10/15/2027
(g)
733 304
United States Cellular Corp
6.70%, 12/15/2033 500 497
Viasat Inc
5.63%, 09/15/2025
(g)
13,680 12,038
5.63%, 04/15/2027
(g)
4,575 4,313
6.50%, 07/15/2028
(g)
7,466 5,555
Viavi Solutions Inc
3.75%, 10/01/2029
(g)
915 806
Vmed O2 UK Financing I PLC
4.25%, 01/31/2031
(g)
2,815 2,465
4.75%, 07/15/2031
(g)
11,580 10,480
Vodafone Group PLC
3.25%, 06/04/2081
(j)
880 783
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.45%
4.13%, 06/04/2081
(j)
1,330 1,077
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.77%
5.13%, 06/04/2081
(j)
1,000 761
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.07%
7.00%, 04/04/2079
(j)
2,295 2,413
USD Swap Semi-Annual 5 Year + 4.87%
Windstream Escrow LLC / Windstream Escrow
Finance Corp
7.75%, 08/15/2028
(g)
1,935 1,733
Zayo Group Holdings Inc
4.00%, 03/01/2027
(g)
4,225 3,698
6.13%, 03/01/2028
(g)
5,785 4,484
$ 150,630
Toys, Games & Hobbies - 0.04%
Mattel Inc
3.75%, 04/01/2029
(g)
150 138
5.45%, 11/01/2041 295 269
5.88%, 12/15/2027
(g)
660 675
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Toys, Games & Hobbies (continued)
Mattel Inc   (continued)
6.20%, 10/01/2040 $ 195 $ 191
$ 1,273
Transportation - 0.10%
Cargo Aircraft Management Inc
4.75%, 02/01/2028
(g)
545 508
Seaspan Corp
5.50%, 08/01/2029
(g)
283 221
Watco Cos LLC / Watco Finance Corp
6.50%, 06/15/2027
(g)
715 684
Western Global Airlines LLC
10.38%, 08/15/2025
(g)
345 323
XPO CNW Inc
6.70%, 05/01/2034 838 793
XPO Logistics Inc
6.25%, 05/01/2025
(g)
412 418
$ 2,947
Trucking & Leasing - 0.10%
AerCap Global Aviation Trust
6.50%, 06/15/2045
(g),(j)
400 379
3 Month USD LIBOR + 4.30%
Fortress Transportation and Infrastructure
Investors LLC
5.50%, 05/01/2028
(g)
970 872
6.50%, 10/01/2025
(g)
1,160 1,154
9.75%, 08/01/2027
(g)
825 833
$ 3,238
TOTAL BONDS $ 2,620,269
SENIOR FLOATING RATE INTERESTS
- 9.52%
Principal
Amount (000's) Value (000's)
Advertising - 0.06%
ABG Intermediate Holdings 2 LLC
8.38%, 12/10/2029
(m)
$ 1,910 $ 1,738
CME Term Secured Overnight Financing
Rate 1 Month + 6.00%
Airlines - 0.02%
AAdvantage Loyalty IP Ltd
7.46%, 03/10/2028
(m)
725 713
1 Month USD LIBOR + 4.75%
Automobile Parts & Equipment - 0.43%
First Brands Group LLC
6.29%, 03/24/2027
(m)
8,296 7,876
CME Term Secured Overnight Financing
Rate 1 Month + 5.00%
9.74%, 03/24/2028
(m)
5,625 5,323
1 Month USD LIBOR + 8.50%
$ 13,199
Building Materials - 0.34%
CP Iris Holdco I Inc
9.37%, 09/15/2029
(m)
5,920 5,506
1 Month USD LIBOR + 7.00%
Generation Brands
9.63%, 06/29/2029
(m)
2,670 2,363
3 Month USD LIBOR + 6.75%
9.63%, 06/29/2029
(m)
2,900 2,566
3 Month USD LIBOR + 6.75%
$ 10,435
Chemicals - 0.49%
Aruba Investments Holdings LLC
10.01%, 10/27/2028
(m)
7,275 6,729
1 Month USD LIBOR + 7.75%
Cpc Acquisition Corp
10.00%, 01/12/2029
(m)
9,545 8,364
1 Month USD LIBOR + 7.75%
$ 15,093

Schedule of Investments
High Income Fund
July 31, 2022 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services - 0.85%
KUEHG Corp
6.00%, 02/21/2025
(m)
$ 2,280 $ 2,187
3 Month USD LIBOR + 3.75%
10.50%, 08/22/2025
(m)
12,738 12,388
3 Month USD LIBOR + 8.25%
Learning Care Group US No 2 Inc
6.01%, 03/13/2025
(m)
1,315 1,245
3 Month USD LIBOR + 3.25%
9.00%, 03/13/2026
(m)
6,500 6,191
3 Month USD LIBOR + 7.50%
RLG Holdings LLC
9.87%, 07/02/2029
(m)
4,310 4,109
1 Month USD LIBOR + 7.50%
$ 26,120
Distribution & Wholesale - 0.18%
Infinite Bidco LLC
9.25%, 02/24/2029
(m)
5,910 5,452
1 Month USD LIBOR + 7.00%
Engineering & Construction - 0.71%
Brand Industrial Services Inc
6.94%, 06/21/2024
(m)
11,184 10,189
3 Month USD LIBOR + 4.25%
6.94%, 06/21/2024
(m)
8,260 7,525
3 Month USD LIBOR + 4.25%
KKR Apple Bidco LLC
8.12%, 07/13/2029
(m)
4,492 4,298
3 Month USD LIBOR + 5.75%
$ 22,012
Entertainment - 0.17%
NAI Entertainment Holdings LLC
4.17%, 05/08/2025
(m)
5,231 5,126
3 Month USD LIBOR + 2.50%
Environmental Control - 0.12%
Packers Holdings LLC
5.12%, 03/09/2028
(m)
4,043 3,791
1 Month USD LIBOR + 4.00%
Healthcare - Services - 0.95%
Aveanna Healthcare LLC
9.16%, 12/09/2029
(m)
9,190 7,168
1 Month USD LIBOR + 7.00%
Eyecare Partners LLC
9.00%, 10/14/2029
(m)
5,540 5,125
1 Month USD LIBOR + 6.75%
9.00%, 10/14/2029
(m)
1,975 1,827
1 Month USD LIBOR + 6.75%
LifePoint Health Inc
0.00%, 11/14/2025
(m),(n)
3,125 2,946
1 Month USD LIBOR + 3.75%
Medical Solutions Holdings Inc
9.88%, 10/05/2029
(m)
5,510 5,060
1 Month USD LIBOR + 7.00%
National Mentor Holdings Inc
9.51%, 03/02/2029
(m)
3,475 2,988
1 Month USD LIBOR + 7.25%
Sound Inpatient Physicians Holdings LLC
8.42%, 06/26/2026
(m)
4,875 4,290
3 Month USD LIBOR + 6.75%
$ 29,404
Home Builders - 0.19%
Tecta America Corp
10.17%, 04/06/2029
(m)
5,875 5,699
3 Month USD LIBOR + 8.50%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Insurance - 1.08%
Asurion LLC
6.92%, 01/31/2028
(m)
$ 14,900 $ 12,740
1 Month USD LIBOR + 5.25%
7.31%, 01/20/2029
(m)
12,131 10,360
1 Month USD LIBOR + 5.25%
7.31%, 01/20/2029
(m)
12,025 10,269
1 Month USD LIBOR + 5.25%
$ 33,369
Internet - 0.86%
CNT Holdings I Corp
7.94%, 12/16/2028
(m)
7,559 7,200
1 Month USD LIBOR + 6.75%
MH Sub I LLC
8.62%, 02/12/2029
(m)
9,860 9,326
1 Month USD LIBOR + 6.25%
Ten-X LLC
6.37%, 09/27/2024
(m)
10,923 10,125
3 Month USD LIBOR + 4.00%
$ 26,651
Investment Companies - 0.57%
Nexus Buyer LLC
8.12%, 11/01/2029
(m)
15,675 14,722
3 Month USD LIBOR + 6.25%
Zest Acquisition Corp
9.30%, 03/06/2026
(m)
3,226 3,000
3 Month USD LIBOR + 7.50%
$ 17,722
Machinery - Diversified - 0.59%
Engineered Machinery Holdings Inc
8.53%, 05/21/2029
(m)
17,631 16,794
3 Month USD LIBOR + 6.00%
8.75%, 05/04/2029
(m)
1,610 1,528
1 Month USD LIBOR + 6.50%
$ 18,322
Mining - 0.17%
Artic Canadian Diamond Co Ltd
5.00%, PIK 12.50%, 12/31/2027
(e),(i),(m)
5,314 5,314
1 Month USD LIBOR + 5.00%
Semiconductors - 0.09%
Altar Bidco Inc
7.35%, 11/16/2029
(m)
3,040 2,746
1 Month USD LIBOR + 5.60%
Software - 1.28%
Applied Systems Inc
7.75%, 09/19/2025
(m)
14,341 13,926
1 Month USD LIBOR + 5.50%
Ascend Learning LLC
7.42%, 11/16/2029
(m)
1,050 924
1 Month USD LIBOR + 5.75%
Cloudera Inc
8.37%, 08/10/2029
(m)
1,790 1,620
1 Month USD LIBOR + 6.00%
Loyalty Ventures Inc
6.17%, 10/08/2027
(m)
3,635 2,678
1 Month USD LIBOR + 4.50%
Mitchell International Inc
8.66%, 10/15/2029
(m)
5,150 4,728
1 Month USD LIBOR + 6.50%
Skopima Consilio Parent LLC
9.87%, 04/30/2029
(m)
4,920 4,674
3 Month USD LIBOR + 7.50%
UKG Inc
7.54%, 05/03/2027
(m)
11,550 11,034
3 Month USD LIBOR + 5.25%
$ 39,584

Schedule of Investments
High Income Fund
July 31, 2022 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications - 0.17%
Xplornet Communications Inc
8.67%, 09/30/2029
(m)
$ 6,100 $ 5,353
1 Month USD LIBOR + 7.00%
Transportation - 0.20%
ASP LS Acquisition Corp
10.38%, 04/30/2029
(m)
7,320 6,149
1 Month USD LIBOR + 7.50%
TOTAL SENIOR FLOATING RATE INTERESTS $ 293,992
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 0.78%
Principal
Amount (000's) Value (000's)
U.S. Treasury Bill - 0.78%
1.30%, 08/11/2022
(o)
$ 12,100 $ 12,093
1.60%, 09/15/2022
(o)
12,100 12,068
$ 24,161
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 24,161
Total Investments $ 3,047,507
Other Assets and Liabilities -  1.31% 40,561
TOTAL NET ASSETS - 100.00% $ 3,088,068
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $14,114 or 0.46% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(f) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $13,251 or 0.43% of net assets.
(g) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $2,069,690 or 67.02% of net assets.
(h) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(i) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(j) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(k) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(l) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(m) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(n) This Senior Floating Rate Note will settle after July 31, 2022, at which time the interest rate will be determined.
(o) Rate shown is the discount rate of the original purchase.
Portfolio Summary  (unaudited)
Sector Percent
Consumer, Cyclical 20.55%
Communications 14.35%
Consumer, Non-cyclical 13.94%
Financial 12.16%
Industrial 11.72%
Energy 10.41%
Technology 5.77%
Basic Materials 4.93%
Money Market Funds 2.89%
Utilities 1.13%
Government 0.78%
Diversified 0.06%
Other Assets and Liabilities
1 .31%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales July 31, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 1.14% $ 125,785 $ 1,457,607 $ 1,499,977 $ 83,415
$ 125,785 $ 1,457,607 $ 1,499,977 $ 83,415
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 1.14% $ 164 $ — $ — $ —
$ 164 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
High Ridge Brands - Escrow   0.00%, 03/15/2025 12/29/2020 $ 4,690 $ 57 0.00%
Real Alloy Holding Inc   11.01%, 05/31/2025 05/31/2018-06/30/2020 4,258 4,258 0.14%
Specialty Steel   11.00%, 11/15/2026 06/04/2021 8,680 8,680 0.28%
SportsNet New York   10.25%, 01/15/2025 12/27/2017 4,068 4,140 0.13%
Total $ 17,135 0.55%
Amounts in thousands.

Schedule of Investments
High Income Fund
July 31, 2022 (unaudited)
See accompanying notes.

Exchange Cleared Credit Default Swaps
Sell Protection
Reference Entity
Implied Credit
Spread as of
July 31, 2022
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
(b)
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation) Fair Value
(c)
CDX.NA.HY.38 N/A 5.00% Quarterly 06/20/2027 $ 80,982 $ 1,029 $ (36) $ 993
Total $ 1,029 $ (36) $ 993
Amounts in thousands.
(a) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.
Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(b) The maximum potential payment amount that the seller of credit protection could be required to make if a credit event occurs as defined under the terms of that particular swap agreement is $80,982.
(c) The market price and resulting market value for credit default swap agreements on an issuer serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing market values of the swap, in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments
High Yield Fund
July 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 5 .53 % Shares Held Value (000's)
Money Market Funds - 5 .53%
BlackRock Liquidity FedFund - Institutional
Class 1.88%
(a),(b)
6,035,178 $ 6,035
Principal Government Money Market Fund -
Institutional Class 1.14%
(a),(b),(c)
131,971,336 131,971
$ 138,006
TOTAL INVESTMENT COMPANIES $ 138,006
COMMON STOCKS - 0 .11 % Shares Held Value (000's)
Diversified Financial Services - 0 .00%
Avation PLC - Warrants
(d)
103,250 $ —
Oil & Gas - 0 .07%
EP Energy Corp
(d)
161,700 1,294
Mesquite Energy Inc
(d),(e)
15,341 348
$ 1,642
Retail - 0 .04%
Claire's Holdings LLC
(d)
4,036 1,034
TOTAL COMMON STOCKS $ 2,676
BONDS - 83 .43%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 2 .16%
Bombardier Inc
7.13%, 06/15/2026
(f)
$ 7,890 $ 7,325
7.50%, 03/15/2025
(f)
6,338 6,180
TransDigm Inc
4.88%, 05/01/2029 2,980 2,666
6.25%, 03/15/2026
(f)
12,880 12,942
6.38%, 06/15/2026 5,935 5,905
7.50%, 03/15/2027 3,875 3,938
Triumph Group Inc
7.75%, 08/15/2025 13,980 11,965
8.88%, 06/01/2024
(f)
2,960 3,062
$ 53,983
Airlines - 0 .81%
American Airlines 2015-1 Class B Pass Through
Trust
3.70%, 11/01/2024 1,094 1,055
American Airlines 2021-1 Class B Pass Through
Trust
3.95%, 01/11/2032 3,135 2,583
American Airlines Inc/AAdvantage Loyalty IP
Ltd
5.75%, 04/20/2029
(f)
1,525 1,460
Hawaiian Brand Intellectual Property Ltd /
HawaiianMiles Loyalty Ltd
5.75%, 01/20/2026
(f)
12,095 11,757
United Airlines 2016-1 Class B Pass Through
Trust
3.65%, 07/07/2027 3,783 3,387
$ 20,242
Apparel - 0 .10%
Wolverine World Wide Inc
4.00%, 08/15/2029
(f)
2,920 2,544
Automobile Manufacturers - 2 .18%
Aston Martin Capital Holdings Ltd
10.50%, 11/30/2025
(f)
6,545 6,926
Ford Motor Co
3.25%, 02/12/2032 15,575 13,005
4.75%, 01/15/2043 3,650 3,006
9.63%, 04/22/2030 1,225 1,464
Ford Motor Credit Co LLC
2.70%, 08/10/2026 3,455 3,140
3.38%, 11/13/2025 7,735 7,381
4.39%, 01/08/2026 10,460 10,181
4.54%, 08/01/2026 9,495 9,234
$ 54,337
Automobile Parts & Equipment - 1 .72%
American Axle & Manufacturing Inc
6.25%, 03/15/2026 2,239 2,117
6.88%, 07/01/2028
(g)
9,835 9,296
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Parts & Equipment (continued)
Dana Inc
4.25%, 09/01/2030 $ 4,845 $ 4,033
4.50%, 02/15/2032 1,810 1,513
5.38%, 11/15/2027 8,700 8,178
5.63%, 06/15/2028 3,465 3,225
Tenneco Inc
5.00%, 07/15/2026 890 874
5.13%, 04/15/2029
(f)
6,535 6,423
7.88%, 01/15/2029
(f)
7,260 7,202
$ 42,861
Banks - 1 .17%
Barclays PLC
5.09%, 06/20/2030
(h)
5,330 5,077
3 Month USD LIBOR + 3.05%
7.75%, 09/15/2023
(h),(i),(j)
6,795 6,845
USD Swap Semi-Annual 5 Year + 4.84%
Deutsche Bank AG
4.30%, 05/24/2028
(h)
7,350 6,871
USD Swap Semi-Annual 5 Year + 2.25%
JPMorgan Chase & Co
4.60%, 02/01/2025
(h),(i)
11,640 10,320
Secured Overnight Financing Rate + 3.13%
$ 29,113
Building Materials - 1 .58%
Builders FirstSource Inc
4.25%, 02/01/2032
(f)
3,610 3,089
5.00%, 03/01/2030
(f)
4,065 3,765
Griffon Corp
5.75%, 03/01/2028 12,075 11,553
MIWD Holdco II LLC / MIWD Finance Corp
5.50%, 02/01/2030
(f)
1,900 1,608
SRM Escrow Issuer LLC
6.00%, 11/01/2028
(f)
20,925 19,416
$ 39,431
Chemicals - 2 .19%
Consolidated Energy Finance SA
5.63%, 10/15/2028
(f)
9,625 7,842
6.50%, 05/15/2026
(f)
10,520 9,836
Element Solutions Inc
3.88%, 09/01/2028
(f)
11,343 10,472
Kobe US Midco 2 Inc
9.25%, PIK 10.00%; 11/01/2026
(f),(k),(l)
2,790 2,217
Olympus Water US Holding Corp
4.25%, 10/01/2028
(f)
600 507
6.25%, 10/01/2029
(f)
16,130 11,533
Tronox Inc
4.63%, 03/15/2029
(f)
8,735 7,530
Vibrantz Technologies Inc
9.00%, 02/15/2030
(f)
6,270 4,561
$ 54,498
Commercial Services - 3 .39%
ADT Security Corp/The
4.13%, 08/01/2029
(f)
5,865 5,279
Ahern Rentals Inc
7.38%, 05/15/2023
(f)
12,094 9,198
Albion Financing 1 SARL / Aggreko Holdings Inc
6.13%, 10/15/2026
(f)
2,300 2,024
Albion Financing 2SARL
8.75%, 04/15/2027
(f)
8,965 8,024
Garda World Security Corp
6.00%, 06/01/2029
(f)
4,275 3,366
9.50%, 11/01/2027
(f)
6,486 6,107
Prime Security Services Borrower LLC / Prime
Finance Inc
3.38%, 08/31/2027
(f)
3,240 2,955
6.25%, 01/15/2028
(f)
10,260 9,405

Schedule of Investments
High Yield Fund
July 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
United Rentals North America Inc
3.88%, 02/15/2031 $ 5,775 $ 5,270
4.88%, 01/15/2028 2,815 2,810
5.25%, 01/15/2030 1,775 1,794
WASH Multifamily Acquisition Inc
5.75%, 04/15/2026
(f)
13,945 13,911
Williams Scotsman International Inc
4.63%, 08/15/2028
(f)
2,180 2,044
ZipRecruiter Inc
5.00%, 01/15/2030
(f)
13,786 12,313
$ 84,500
Computers - 1 .28%
NCR Corp
5.13%, 04/15/2029
(f)
21,160 20,315
Seagate HDD Cayman
3.38%, 07/15/2031 4,680 3,761
Virtusa Corp
7.13%, 12/15/2028
(f)
9,857 7,876
$ 31,952
Consumer Products - 0 .46%
ACCO Brands Corp
4.25%, 03/15/2029
(f)
13,355 11,572
Distribution & Wholesale - 0 .70%
Avient Corp
5.75%, 05/15/2025
(f)
11,475 11,537
H&E Equipment Services Inc
3.88%, 12/15/2028
(f)
6,805 5,904
$ 17,441
Diversified Financial Services - 2 .63%
AerCap Holdings NV
5.88%, 10/10/2079
(g),(h)
11,870 10,534
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.54%
Credit Acceptance Corp
5.13%, 12/31/2024
(f)
7,105 6,819
6.63%, 03/15/2026 5,245 5,219
Global Aircraft Leasing Co Ltd
6.50%, PIK 7.25%; 09/15/2024
(f),(k),(l)
9,132 7,031
LPL Holdings Inc
4.00%, 03/15/2029
(f)
13,330 12,397
OneMain Finance Corp
4.00%, 09/15/2030 6,460 5,071
6.63%, 01/15/2028 7,265 6,812
6.88%, 03/15/2025 11,790 11,643
$ 65,526
Electric - 2 .54%
Clearway Energy Operating LLC
4.75%, 03/15/2028
(f)
11,195 10,831
Elwood Energy LLC
8.16%, 07/05/2026 2,450 2,444
NextEra Energy Operating Partners LP
4.25%, 07/15/2024
(f)
6,535 6,475
NRG Energy Inc
3.88%, 02/15/2032
(f)
21,130 18,060
Pattern Energy Operations LP / Pattern Energy
Operations Inc
4.50%, 08/15/2028
(f)
6,540 6,067
Vistra Corp
7.00%, 12/15/2026
(f),(h),(i)
9,420 8,760
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.74%
Vistra Operations Co LLC
4.38%, 05/01/2029
(f)
11,405 10,603
$ 63,240
Electrical Components & Equipment - 0 .26%
WESCO Distribution Inc
7.25%, 06/15/2028
(f)
6,165 6,387
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electronics - 1 .56%
Imola Merger Corp
4.75%, 05/15/2029
(f)
$ 13,468 $ 12,592
Sensata Technologies BV
4.00%, 04/15/2029
(f)
13,550 12,321
5.00%, 10/01/2025
(f)
6,405 6,438
Sensata Technologies Inc
3.75%, 02/15/2031
(f)
6,126 5,323
4.38%, 02/15/2030
(f)
2,440 2,265
$ 38,939
Engineering & Construction - 0 .99%
Global Infrastructure Solutions Inc
5.63%, 06/01/2029
(f)
13,742 10,834
MasTec Inc
4.50%, 08/15/2028
(f)
15,010 13,910
$ 24,744
Entertainment - 4 .46%
Boyne USA Inc
4.75%, 05/15/2029
(f)
13,360 12,508
Caesars Entertainment Inc
6.25%, 07/01/2025
(f)
5,825 5,810
8.13%, 07/01/2027
(f)
11,270 11,270
CCM Merger Inc
6.38%, 05/01/2026
(f)
10,835 10,206
CDI Escrow Issuer Inc
5.75%, 04/01/2030
(f)
7,520 7,351
Cinemark USA Inc
5.25%, 07/15/2028
(f)
13,915 12,393
International Game Technology PLC
5.25%, 01/15/2029
(f)
9,570 9,242
6.25%, 01/15/2027
(f)
2,030 2,066
6.50%, 02/15/2025
(f)
7,815 7,942
Lions Gate Capital Holdings LLC
5.50%, 04/15/2029
(f)
11,950 9,728
Peninsula Pacific Entertainment LLC / Peninsula
Pacific Entertainment Finance Inc
8.50%, 11/15/2027
(f)
12,975 14,055
Scientific Games International Inc
8.63%, 07/01/2025
(f)
8,360 8,684
$ 111,255
Environmental Control - 0 .39%
Madison IAQ LLC
4.13%, 06/30/2028
(f)
10,855 9,607
Food - 3 .00%
Albertsons Cos Inc / Safeway Inc / New
Albertsons LP / Albertsons LLC
4.63%, 01/15/2027
(f)
13,875 13,107
Chobani LLC / Chobani Finance Corp Inc
4.63%, 11/15/2028
(f)
8,060 7,266
7.50%, 04/15/2025
(f)
5,786 5,569
JBS USA Food Co
3.63%, 01/15/2032
(f)
13,470 11,222
Pilgrim's Pride Corp
3.50%, 03/01/2032
(f)
6,385 5,391
4.25%, 04/15/2031
(f)
15,290 13,704
Post Holdings Inc
4.50%, 09/15/2031
(f)
145 129
4.63%, 04/15/2030
(f)
20,584 18,459
$ 74,847
Forest Products & Paper - 0 .40%
Mercer International Inc
5.13%, 02/01/2029 5,855 5,482
Sappi Papier Holding GmbH
7.50%, 06/15/2032
(f)
4,886 4,544
$ 10,026

Schedule of Investments
High Yield Fund
July 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services - 4 .68%
Acadia Healthcare Co Inc
5.00%, 04/15/2029
(f)
$ 10,515 $ 10,190
Centene Corp
2.50%, 03/01/2031 16,540 14,190
3.00%, 10/15/2030 1,820 1,624
3.38%, 02/15/2030 18,595 16,899
CHS/Community Health Systems Inc
6.00%, 01/15/2029
(f)
21,686 18,921
HCA Inc
3.50%, 09/01/2030 16,600 15,147
LifePoint Health Inc
5.38%, 01/15/2029
(f)
8,585 6,624
Molina Healthcare Inc
3.88%, 05/15/2032
(f)
2,950 2,710
4.38%, 06/15/2028
(f)
7,065 6,800
Tenet Healthcare Corp
6.13%, 10/01/2028
(f)
16,255 15,849
6.13%, 06/15/2030
(f)
6,620 6,687
6.25%, 02/01/2027
(f)
1,175 1,189
$ 116,830
Home Builders - 1 .19%
Century Communities Inc
3.88%, 08/15/2029
(f)
8,570 7,297
Forestar Group Inc
3.85%, 05/15/2026
(f)
4,390 3,880
5.00%, 03/01/2028
(f)
8,370 7,343
M/I Homes Inc
3.95%, 02/15/2030 8,655 7,182
Picasso Finance Sub Inc
6.13%, 06/15/2025
(f)
3,890 3,941
$ 29,643
Insurance - 1 .38%
Acrisure LLC / Acrisure Finance Inc
4.25%, 02/15/2029
(f)
3,820 3,378
Voya Financial Inc
5.65%, 05/15/2053
(h)
32,457 30,996
3 Month USD LIBOR + 3.58%
$ 34,374
Investment Companies - 0 .47%
Compass Group Diversified Holdings LLC
5.25%, 04/15/2029
(f)
13,193 11,643
Iron & Steel - 0 .66%
Cleveland-Cliffs Inc
4.63%, 03/01/2029
(f),(g)
9,575 8,937
6.75%, 03/15/2026
(f)
925 953
TMS International Corp/DE
6.25%, 04/15/2029
(f)
9,745 6,496
$ 16,386
Leisure Products & Services - 1 .44%
Carnival Corp
4.00%, 08/01/2028
(f)
2,015 1,758
6.00%, 05/01/2029
(f)
14,280 10,993
Life Time Inc
5.75%, 01/15/2026
(f)
11,645 10,947
NCL Corp Ltd
5.88%, 02/15/2027
(f)
4,340 3,988
NCL Finance Ltd
6.13%, 03/15/2028
(f)
4,120 3,185
Royal Caribbean Cruises Ltd
5.38%, 07/15/2027
(f)
6,445 4,995
$ 35,866
Machinery - Diversified - 0 .37%
Maxim Crane Works Holdings Capital LLC
10.13%, 08/01/2024
(f)
9,796 9,282
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media - 6 .54%
AMC Networks Inc
4.75%, 08/01/2025 $ 11,810 $ 11,338
CCO Holdings LLC / CCO Holdings Capital Corp
4.50%, 08/15/2030
(f)
8,650 7,689
4.75%, 03/01/2030
(f)
20,950 19,064
4.75%, 02/01/2032
(f)
2,400 2,120
5.38%, 06/01/2029
(f)
9,270 8,834
CSC Holdings LLC
5.50%, 04/15/2027
(f)
3,195 3,090
6.50%, 02/01/2029
(f)
13,415 12,967
Directv Financing LLC / Directv Financing Co-
Obligor Inc
5.88%, 08/15/2027
(f)
2,090 1,947
DISH DBS Corp
5.13%, 06/01/2029 2,385 1,556
5.25%, 12/01/2026
(f)
5,570 4,818
5.88%, 11/15/2024 7,250 6,669
7.38%, 07/01/2028 6,100 4,348
Gray Escrow II Inc
5.38%, 11/15/2031
(f)
9,525 8,406
LCPR Senior Secured Financing DAC
5.13%, 07/15/2029
(f)
7,345 6,444
6.75%, 10/15/2027
(f)
8,622 8,370
Scripps Escrow II Inc
5.38%, 01/15/2031
(f),(g)
13,090 10,963
Sirius XM Radio Inc
4.00%, 07/15/2028
(f)
18,145 16,857
UPC Holding BV
5.50%, 01/15/2028
(f)
15,110 13,799
Ziggo Bond Co BV
6.00%, 01/15/2027
(f)
9,295 8,950
Ziggo BV
4.88%, 01/15/2030
(f)
5,305 4,897
$ 163,126
Mining - 2 .94%
ACN 113 874 712 Pty Ltd
0.00%, 02/15/2018
(d),(f)
10,457 10
Copper Mountain Mining Corp
8.00%, 04/09/2026
(f)
9,216 8,064
First Quantum Minerals Ltd
6.88%, 10/15/2027
(f)
6,895 6,568
7.50%, 04/01/2025
(f)
9,070 9,031
Hudbay Minerals Inc
4.50%, 04/01/2026
(f)
4,270 3,532
6.13%, 04/01/2029
(f)
9,010 7,005
IAMGOLD Corp
5.75%, 10/15/2028
(f)
4,718 2,736
New Gold Inc
7.50%, 07/15/2027
(f)
12,690 9,962
Novelis Corp
4.75%, 01/30/2030
(f)
13,640 12,618
Taseko Mines Ltd
7.00%, 02/15/2026
(f)
17,405 13,893
$ 73,419
Oil & Gas - 6 .08%
Aethon United BR LP / Aethon United Finance
Corp
8.25%, 02/15/2026
(f)
19,183 19,827
Antero Resources Corp
7.63%, 02/01/2029
(f)
5,782 6,093
8.38%, 07/15/2026
(f)
2,641 2,872
Apache Corp
5.10%, 09/01/2040 3,595 3,197
Ascent Resources Utica Holdings LLC / ARU
Finance Corp
7.00%, 11/01/2026
(f)
11,135 10,845

Schedule of Investments
High Yield Fund
July 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Callon Petroleum Co
7.50%, 06/15/2030
(f)
$ 3,710 $ 3,558
Comstock Resources Inc
5.88%, 01/15/2030
(f)
4,300 4,040
6.75%, 03/01/2029
(f)
6,780 6,712
CrownRock LP / CrownRock Finance Inc
5.00%, 05/01/2029
(f)
1,760 1,635
5.63%, 10/15/2025
(f)
11,600 11,583
ESC GCB Unit - Escrow
0.00%, 05/15/2021
(d),(e)
8,600 —
Hilcorp Energy I LP / Hilcorp Finance Co
5.75%, 02/01/2029
(f)
8,980 8,194
6.00%, 02/01/2031
(f)
4,530 4,149
MEG Energy Corp
7.13%, 02/01/2027
(f)
12,915 13,386
Mesquite Energy Corp - Escrow
0.00%, 02/15/2023
(d)
4,268 75
Nabors Industries Inc
7.38%, 05/15/2027
(f)
5,390 5,336
Occidental Petroleum Corp
5.55%, 03/15/2026 14,105 14,493
6.13%, 01/01/2031 7,015 7,518
6.63%, 09/01/2030 7,720 8,564
Southwestern Energy Co
5.38%, 03/15/2030 3,595 3,537
7.75%, 10/01/2027 15,250 15,904
$ 151,518
Oil & Gas Services - 0 .65%
Archrock Partners LP / Archrock Partners Finance
Corp
6.25%, 04/01/2028
(f)
17,831 16,135
Packaging & Containers - 2 .67%
Ardagh Packaging Finance PLC / Ardagh
Holdings USA Inc
4.13%, 08/15/2026
(f)
5,015 4,438
5.25%, 08/15/2027
(f)
4,725 3,594
5.25%, 08/15/2027
(f),(g)
3,480 2,647
Canpack SA / Canpack US LLC
3.13%, 11/01/2025
(f)
8,755 7,855
Cascades Inc/Cascades USA Inc
5.38%, 01/15/2028
(f)
13,810 12,423
Clydesdale Acquisition Holdings Inc
6.63%, 04/15/2029
(f)
1,910 1,929
8.75%, 04/15/2030
(f)
8,130 7,754
Crown Americas LLC / Crown Americas Capital
Corp VI
4.75%, 02/01/2026 3,505 3,478
Crown Cork & Seal Co Inc
7.38%, 12/15/2026 13,099 14,144
LABL Inc
5.88%, 11/01/2028
(f)
1,525 1,394
8.25%, 11/01/2029
(f)
3,985 3,367
Mauser Packaging Solutions Holding Co
7.25%, 04/15/2025
(f)
3,925 3,599
$ 66,622
Pharmaceuticals - 1 .11%
180 Medical Inc
3.88%, 10/15/2029
(f)
9,620 8,746
BellRing Brands Inc
7.00%, 03/15/2030
(f)
7,655 7,406
Jazz Securities DAC
4.38%, 01/15/2029
(f)
12,040 11,593
$ 27,745
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines - 5 .44%
Antero Midstream Partners LP / Antero
Midstream Finance Corp
5.38%, 06/15/2029
(f)
$ 3,815 $ 3,727
5.75%, 03/01/2027
(f)
9,965 9,918
Buckeye Partners LP
3.95%, 12/01/2026 4,505 4,193
4.13%, 12/01/2027 9,680 8,857
4.50%, 03/01/2028
(f)
500 460
CNX Midstream Partners LP
4.75%, 04/15/2030
(f)
13,590 11,715
Crestwood Midstream Partners LP / Crestwood
Midstream Finance Corp
5.63%, 05/01/2027
(f)
13,515 12,974
EnLink Midstream LLC
5.63%, 01/15/2028
(f)
12,835 12,458
Harvest Midstream I LP
7.50%, 09/01/2028
(f)
6,140 5,866
Hess Midstream Operations LP
4.25%, 02/15/2030
(f)
20,245 18,035
Kinetik Holdings LP
5.88%, 06/15/2030
(f)
10,935 11,108
NuStar Logistics LP
5.63%, 04/28/2027 8,439 8,071
6.00%, 06/01/2026 720 708
Tallgrass Energy Partners LP / Tallgrass Energy
Finance Corp
6.00%, 12/31/2030
(f)
7,145 6,439
Targa Resources Partners LP / Targa Resources
Partners Finance Corp
6.50%, 07/15/2027 8,382 8,612
Western Midstream Operating LP
4.55%, 02/01/2030 13,482 12,608
$ 135,749
REITs - 2 .81%
HAT Holdings I LLC / HAT Holdings II LLC
3.38%, 06/15/2026
(f)
11,225 9,889
3.75%, 09/15/2030
(f)
2,360 1,807
Iron Mountain Inc
4.50%, 02/15/2031
(f)
9,420 8,266
Ladder Capital Finance Holdings LLLP / Ladder
Capital Finance Corp
4.75%, 06/15/2029
(f)
21,153 18,055
Park Intermediate Holdings LLC / PK Domestic
Property LLC / PK Finance Co-Issuer
4.88%, 05/15/2029
(f)
735 677
5.88%, 10/01/2028
(f)
3,865 3,788
7.50%, 06/01/2025
(f)
4,180 4,285
VICI Properties LP / VICI Note Co Inc
4.13%, 08/15/2030
(f)
7,490 6,838
4.63%, 12/01/2029
(f)
5,765 5,491
XHR LP
4.88%, 06/01/2029
(f)
12,038 10,857
$ 69,953
Retail - 5 .69%
Abercrombie & Fitch Management Co
8.75%, 07/15/2025
(f)
460 452
Academy Ltd
6.00%, 11/15/2027
(f)
11,065 10,258
Bath & Body Works Inc
5.25%, 02/01/2028 11,165 10,528
6.63%, 10/01/2030
(f)
3,730 3,559
9.38%, 07/01/2025
(f)
2,499 2,612
BCPE Ulysses Intermediate Inc
7.75%, PIK 8.50%; 04/01/2027
(f),(k),(l)
4,875 3,403
Dave & Buster's Inc
7.63%, 11/01/2025
(f)
11,021 11,098

Schedule of Investments
High Yield Fund
July 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
Doman Building Materials Group Ltd
5.25%, 05/15/2026
(f)
CAD 8,370 $ 5,621
Fertitta Entertainment LLC / Fertitta
Entertainment Finance Co Inc
4.63%, 01/15/2029
(f)
$ 16,625 15,503
6.75%, 01/15/2030
(f)
11,255 9,201
Gap Inc/The
3.63%, 10/01/2029
(f)
13,895 10,191
IRB Holding Corp
7.00%, 06/15/2025
(f)
6,015 6,153
LBM Acquisition LLC
6.25%, 01/15/2029
(f)
1,905 1,438
LSF9 Atlantis Holdings LLC / Victra Finance
Corp
7.75%, 02/15/2026
(f)
13,835 12,513
Park River Holdings Inc
5.63%, 02/01/2029
(f)
12,600 8,142
Patrick Industries Inc
4.75%, 05/01/2029
(f)
7,000 5,447
7.50%, 10/15/2027
(f)
2,725 2,525
PetSmart Inc / PetSmart Finance Corp
4.75%, 02/15/2028
(f)
11,270 10,695
Yum! Brands Inc
3.63%, 03/15/2031 13,890 12,570
$ 141,909
Savings & Loans - 0 .00%
Washington Mutual Bank / Henderson NV
0.00%, 06/15/2011
(d),(e)
3,500 —
0.00%, 01/15/2013
(d)
3,000 1
0.00%, 01/15/2015
(d),(e)
2,000 —
$ 1
Semiconductors - 0 .24%
ams-OSRAM AG
7.00%, 07/31/2025
(f)
6,300 5,953
Software - 0 .78%
Open Text Corp
3.88%, 02/15/2028
(f)
11,250 10,350
3.88%, 12/01/2029
(f)
10,250 9,226
$ 19,576
Telecommunications - 3 .21%
Altice France Holding SA
10.50%, 05/15/2027
(f)
7,205 6,804
Altice France SA/France
5.50%, 01/15/2028
(f)
3,595 3,170
8.13%, 02/01/2027
(f)
6,375 6,295
Iliad Holding SASU
6.50%, 10/15/2026
(f)
3,000 2,880
Level 3 Financing Inc
3.63%, 01/15/2029
(f)
2,845 2,378
4.25%, 07/01/2028
(f)
3,895 3,398
Maxar Technologies Inc
7.75%, 06/15/2027
(f),(g)
10,915 11,172
Sprint Corp
7.63%, 03/01/2026 6,610 7,206
Telecom Italia Capital SA
6.38%, 11/15/2033 2,315 1,931
Telecom Italia SpA/Milano
5.30%, 05/30/2024
(f)
13,065 12,702
T-Mobile USA Inc
2.63%, 04/15/2026 3,630 3,421
2.63%, 02/15/2029 7,580 6,784
Viavi Solutions Inc
3.75%, 10/01/2029
(f)
13,660 12,034
$ 80,175
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Textiles - 0 .21%
Eagle Intermediate Global Holding BV/Ruyi US
Finance LLC
7.50%, 05/01/2025
(f)
$ 7,500 $ 5,306
Transportation - 0 .90%
Eletson Holdings Inc / Eletson Finance US LLC /
Agathonissos Finance LLC
0.00%, 01/15/2022
(d),(e)
18,905 94
Navios Maritime Holdings Inc / Navios Maritime
Finance II US Inc
11.25%, 08/15/2022
(f)
1,401 1,388
Navios South American Logistics Inc / Navios
Logistics Finance US Inc
10.75%, 07/01/2025
(f)
6,805 6,424
Watco Cos LLC / Watco Finance Corp
6.50%, 06/15/2027
(f)
12,472 11,938
XPO Logistics Inc
6.25%, 05/01/2025
(f)
2,466 2,503
$ 22,347
TOTAL BONDS $ 2,080,603
CONVERTIBLE BONDS - 0 .00%
Principal
Amount (000's) Value (000's)
Food - 0 .00%
Fresh Express Delivery Holding Group Co Ltd
- Escrow
0.00%, 11/09/2009
(d),(e)
HKD 46,500 $ —
0.00%, 10/18/2010
(d),(e)
CNH 245,000 —
$ —
TOTAL CONVERTIBLE BONDS $ —
SENIOR FLOATING RATE INTERESTS
- 8 .39%
Principal
Amount (000's) Value (000's)
Airlines - 1 .76%
AAdvantage Loyalty IP Ltd
7.46%, 04/20/2028
(m)
$ 21,840 $ 21,485
1 Month USD LIBOR + 4.75%
Mileage Plus Holdings LLC
7.31%, 06/21/2027
(m)
10,000 10,073
1 Month USD LIBOR + 5.25%
United Airlines Inc
6.53%, 04/14/2028
(m)
12,803 12,300
1 Month USD LIBOR + 3.75%
$ 43,858
Chemicals - 0 .67%
Aruba Investments Holdings LLC
10.01%, 10/27/2028
(m)
18,000 16,650
1 Month USD LIBOR + 7.75%
Commercial Services - 0 .47%
Garda World Security Corp
6.47%, 10/30/2026
(m)
2,899 2,737
1 Month USD LIBOR + 4.25%
Spectrum Group Buyer Inc
7.77%, 05/11/2028
(m)
9,475 9,001
CME Term Secured Overnight Financing
Rate 1 Month + 6.50%
$ 11,738
Consumer Products - 0 .22%
Kronos Acquisition Holdings Inc
5.42%, 12/22/2026
(m)
5,938 5,544
1 Month USD LIBOR + 3.75%
Diversified Financial Services - 0 .39%
Russell Investments US Institutional Holdco Inc
4.74%, 05/30/2025
(m)
10,303 9,669
1 Month USD LIBOR + 3.50%
Electronics - 0 .25%
Ingram Micro Inc
5.75%, 06/30/2028
(m)
6,236 6,111
1 Month USD LIBOR + 3.50%

Schedule of Investments
High Yield Fund
July 31, 2022 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Environmental Control - 0 .13%
Madison IAQ LLC
4.52%, 06/21/2028
(m)
$ 3,406 $ 3,233
1 Month USD LIBOR + 3.25%
Insurance - 1 .12%
Acrisure LLC
5.17%, 02/15/2027
(m)
8,676 8,234
1 Month USD LIBOR + 3.50%
AssuredPartners Inc
5.17%, 02/12/2027
(m)
4,522 4,293
1 Month USD LIBOR + 3.50%
Asurion LLC
6.92%, 01/31/2028
(m)
18,161 15,528
1 Month USD LIBOR + 5.25%
$ 28,055
Iron & Steel - 0 .24%
TMS International Corp/DE
4.13%, 08/14/2024
(m)
6,390 6,103
1 Month USD LIBOR + 2.75%
Lodging - 0 .26%
Fertitta Entertainment LLC/NV
5.53%, 01/13/2029
(m)
6,742 6,416
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Media - 0 .80%
Directv Financing LLC
6.67%, 08/02/2027
(m)
18,035 16,990
1 Month USD LIBOR + 5.00%
UPC Financing Partnership
5.00%, 01/31/2029
(m)
3,000 2,918
1 Month USD LIBOR + 3.00%
$ 19,908
Oil & Gas - 0 .08%
Ascent Resources Utica Holdings LLC
11.46%, 11/01/2025
(m)
2,004 2,112
1 Month USD LIBOR + 9.00%
Packaging & Containers - 0 .75%
LABL Inc
6.67%, 10/22/2028
(m)
5,032 4,774
1 Month USD LIBOR + 5.00%
Mauser Packaging Solutions Holding Co
5.04%, 04/03/2024
(m)
5,310 5,070
3 Month USD LIBOR + 8.50%
Valcour Packaging LLC
5.22%, 09/30/2028
(m)
3,095 2,902
1 Month USD LIBOR + 3.75%
8.47%, 09/30/2029
(m)
7,063 6,004
1 Month USD LIBOR + 7.00%
$ 18,750
Pharmaceuticals - 0 .67%
Bausch Health Cos Inc
7.17%, 01/27/2027
(m)
19,775 16,586
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
Retail - 0 .58%
IRB Holding Corp
4.24%, 12/15/2027
(m)
10,071 9,643
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
LBM Acquisition LLC
5.42%, 12/09/2027
(m)
5,589 4,796
1 Month USD LIBOR + 3.75%
$ 14,439
TOTAL SENIOR FLOATING RATE INTERESTS $ 209,172
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 1 .00%
Principal
Amount (000's) Value (000's)
U.S. Treasury - 1 .00%
2.88%, 06/15/2025 $ 25,000 $ 25,023
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 25,023
Total Investments $ 2,455,480
Other Assets and Liabilities -  1.54% 38,339
TOTAL NET ASSETS - 100.00% $ 2,493,819
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $14,585 or 0.58% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(f) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,604,508 or 64.34% of net assets.
(g) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $13,950 or 0.56% of net assets.
(h) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(i) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(j) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $6,845 or 0.27% of net assets.
(k) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(l) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(m) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
Portfolio Summary  (unaudited)
Sector Percent
Consumer, Cyclical 21 .14%
Consumer, Non-cyclical 14 .00%
Energy 12 .32%
Industrial 12 .01%
Communications 10 .55%
Financial 9 .97%
Basic Materials 7 .10%
Money Market Funds 5 .53%
Utilities 2 .54%
Technology 2 .30%
Government 1 .00%
Other Assets and Liabilities
1 .54%
TOTAL NET ASSETS
100.00%

Schedule of Investments
High Yield Fund
July 31, 2022 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2021 Purchases Sales July 31, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 1.14% $ 108,920 $ 941,591 $ 918,540 $ 131,971
$ 108,920 $ 941,591 $ 918,540 $ 131,971
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 1.14% $ 166 $ — $ — $ —
$ 166 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Foreign Currency Contracts
Unrealized Appreciation/
(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
RBC Dominon Securities Corp 08/17/2022 CAD 2,302 $ 1,767 $ 30 $ —
RBC Dominon Securities Corp 08/17/2022 $ 7,263 CAD 9,558 — (201)
Total $ 30 $ (201)
Amounts in thousands.
Exchange Cleared Credit Default Swaps
Sell Protection
Reference Entity
Implied Credit
Spread as of
July 31, 2022
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
(b)
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation) Fair Value
(c)
CDX.NA.HY.38 N/A 5.00% Quarterly 06/20/2027 $ 24,750 $ 253 $ 51 $ 304
Total $ 253 $ 51 $ 304
Amounts in thousands.
(a) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.
Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(b) The maximum potential payment amount that the seller of credit protection could be required to make if a credit event occurs as defined under the terms of that particular swap agreement is $24,750.
(c) The market price and resulting market value for credit default swap agreements on an issuer serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing market values of the swap, in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments
Inflation Protection Fund
July 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1.95% Shares Held Value (000's)
Money Market Funds - 1.95%
BlackRock Liquidity FedFund - Institutional
Class 1.88%
(a),(b)
1,871,547 $ 1,872
Principal Government Money Market Fund -
Institutional Class 1.14%
(a),(c)
26,688,064 26,688
$ 28,560
TOTAL INVESTMENT COMPANIES $ 28,560
BONDS - 2.28%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 0.03%
Boeing Co/The
5.15%, 05/01/2030 $ 260 $ 262
Raytheon Technologies Corp
2.38%, 03/15/2032
(d)
295 261
$ 523
Agriculture - 0.03%
Altria Group Inc
2.45%, 02/04/2032 330 260
BAT Capital Corp
2.73%, 03/25/2031 320 259
$ 519
Automobile Manufacturers - 0.02%
General Motors Financial Co Inc
3.10%, 01/12/2032
(d)
310 259
Banks - 0.16%
Bank of America Corp
4.57%, 04/27/2033
(e)
255 257
Secured Overnight Financing Rate + 1.83%
Barclays PLC
2.89%, 11/24/2032
(e)
310 254
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.30%
Citigroup Inc
3.79%, 03/17/2033
(e)
275 259
Secured Overnight Financing Rate + 1.94%
Goldman Sachs Group Inc/The
3.10%, 02/24/2033
(e)
290 259
Secured Overnight Financing Rate + 1.41%
JPMorgan Chase & Co
4.59%, 04/26/2033
(e)
255 258
Secured Overnight Financing Rate + 1.80%
Morgan Stanley
2.51%, 10/20/2032
(e)
305 262
Secured Overnight Financing Rate + 1.20%
Royal Bank of Canada
2.30%, 11/03/2031 300 258
Toronto-Dominion Bank/The
2.45%, 01/12/2032 300 259
Wells Fargo & Co
3.35%, 03/02/2033
(e)
285 262
Secured Overnight Financing Rate + 1.50%
$ 2,328
Beverages - 0.02%
Anheuser-Busch InBev Worldwide Inc
3.50%, 06/01/2030 265 260
Biotechnology - 0.03%
Amgen Inc
2.00%, 01/15/2032 305 261
Gilead Sciences Inc
1.65%, 10/01/2030 305 260
$ 521
Commercial Mortgage Backed Securities - 0.00%
Commercial Mortgage Trust 2007-GG9
0.70%, 03/10/2039
(f),(g),(h)
253 1
Ginnie Mae
1.59%, 03/16/2047
(f),(g)
76 1
$ 2
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Computers - 0.02%
Apple Inc
1.65%, 02/08/2031 $ 300 $ 264
Diversified Financial Services - 0.02%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
3.30%, 01/30/2032 315 265
Electric - 0.07%
Duke Energy Corp
2.55%, 06/15/2031
(d)
300 262
Duke Energy Florida LLC
2.40%, 12/15/2031 295 262
Pacific Gas and Electric Co
4.55%, 07/01/2030 280 258
Virginia Electric and Power Co
2.40%, 03/30/2032 290 259
$ 1,041
Healthcare - Products - 0.02%
Abbott Laboratories
1.15%, 01/30/2028 290 261
Healthcare - Services - 0.05%
Elevance Health Inc
2.55%, 03/15/2031 290 260
HCA Inc
4.13%, 06/15/2029 275 265
UnitedHealth Group Inc
2.30%, 05/15/2031 290 263
$ 788
Home Equity Asset Backed Securities - 0.00%
Option One Mortgage Loan Trust 2005-1
3.76%, 02/25/2035 23 18
1.00 x 1 Month USD LIBOR + 1.50%
Insurance - 0.03%
American International Group Inc
3.40%, 06/30/2030 270 255
MetLife Inc
4.55%, 03/23/2030 245 253
$ 508
Internet - 0.02%
Amazon.com Inc
2.10%, 05/12/2031 290 261
Machinery - Diversified - 0.02%
John Deere Capital Corp
2.00%, 06/17/2031 295 261
Media - 0.05%
Charter Communications Operating LLC / Charter
Communications Operating Capital
2.80%, 04/01/2031 310 262
Comcast Corp
1.50%, 02/15/2031
(d)
310 261
Walt Disney Co/The
2.65%, 01/13/2031 285 262
$ 785
Mortgage Backed Securities - 0.58%
Alternative Loan Trust 2006-OA6
2.78%, 07/25/2046 3 3
1.00 x 1 Month USD LIBOR + 0.52%
Chase Mortgage Finance Trust Series 2007-A2
3.21%, 06/25/2035
(g)
9 9
CSMC 2022-NQM4 Trust
4.82%, 06/25/2067
(g),(h)
1,595 1,580
Fannie Mae REMIC Trust 2004-W5
2.71%, 02/25/2047 13 12
1.00 x 1 Month USD LIBOR + 0.45%
Fannie Mae REMIC Trust 2005-W2
2.46%, 05/25/2035 1 1
1.00 x 1 Month USD LIBOR + 0.20%

Schedule of Investments
Inflation Protection Fund
July 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Impac CMB Trust Series 2004-5
4.58%, 10/25/2034 $ 4 $ 4
1.00 x 1 Month USD LIBOR + 2.33%
Impac CMB Trust Series 2004-6
3.24%, 10/25/2034 3 3
1.00 x 1 Month USD LIBOR + 0.98%
Impac CMB Trust Series 2005-1
2.88%, 04/25/2035 34 32
1.00 x 1 Month USD LIBOR + 0.62%
Impac CMB Trust Series 2005-5
3.02%, 08/25/2035 7 6
1.00 x 1 Month USD LIBOR + 0.51%
Merrill Lynch Alternative Note Asset Trust Series
2007-A3
2.68%, 04/25/2037 1,363 612
1.00 x 1 Month USD LIBOR + 0.42%
MFA 2022-INV2 Trust
4.95%, 07/25/2057
(g),(h)
1,665 1,648
SG Residential Mortgage Trust 2022-2
5.35%, 09/25/2067
(g),(h)
712 712
Verus Securitization Trust 2022-7
5.15%, 07/25/2067
(g),(h)
2,117 2,116
Visio 2022-1 Trust
5.76%, 08/25/2057
(g),(h)
1,700 1,709
WaMu Mortgage Pass-Through Certificates Series
2005-AR2 Trust
3.00%, 01/25/2045 14 13
1.00 x 1 Month USD LIBOR + 0.74%
$ 8,460
Oil & Gas - 0.02%
Shell International Finance BV
2.75%, 04/06/2030 280 262
Other Asset Backed Securities - 0.14%
Argent Securities Trust 2006-W3
2.50%, 04/25/2036 25 8
1.00 x 1 Month USD LIBOR + 0.24%
Countrywide Asset-Backed Certificates
3.38%, 12/25/2032 8 8
1.00 x 1 Month USD LIBOR + 1.13%
Long Beach Mortgage Loan Trust 2004-2
3.05%, 06/25/2034 21 20
1.00 x 1 Month USD LIBOR + 0.80%
Progress Residential 2022-SFR6 Trust
6.04%, 07/20/2039
(h),(i)
1,990 1,990
$ 2,026
Pharmaceuticals - 0.11%
AbbVie Inc
3.20%, 11/21/2029 275 262
AstraZeneca PLC
1.38%, 08/06/2030 305 263
CVS Health Corp
2.13%, 09/15/2031 310 263
Merck & Co Inc
2.15%, 12/10/2031 290 259
Pfizer Inc
1.75%, 08/18/2031 300 262
Takeda Pharmaceutical Co Ltd
2.05%, 03/31/2030 300 260
$ 1,569
Pipelines - 0.05%
Energy Transfer LP
3.75%, 05/15/2030 280 260
Enterprise Products Operating LLC
2.80%, 01/31/2030 285 258
Kinder Morgan Inc
2.00%, 02/15/2031
(d)
315 260
$ 778
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs - 0.02%
American Tower Corp
2.30%, 09/15/2031 $ 315 $ 262
Retail - 0.04%
Home Depot Inc/The
1.88%, 09/15/2031 300 261
Lowe's Cos Inc
2.63%, 04/01/2031 295 264
$ 525
Semiconductors - 0.02%
Broadcom Inc
2.45%, 02/15/2031
(h)
310 259
Software - 0.02%
Oracle Corp
2.95%, 04/01/2030 295 261
Sovereign - 0.66%
Colombia Government International Bond
3.00%, 01/30/2030 2,325 1,874
Dominican Republic International Bond
6.00%, 02/22/2033
(h)
1,645 1,491
European Union
0.70%, 07/06/2051 EUR 2,050 1,536
Mexico Government International Bond
4.75%, 04/27/2032 $ 1,750 1,748
5.00%, 04/27/2051 2,220 1,943
Panama Government International Bond
2.25%, 09/29/2032 1,265 1,009
$ 9,601
Telecommunications - 0.03%
AT&T Inc
2.55%, 12/01/2033 310 262
T-Mobile USA Inc
3.88%, 04/15/2030 265 255
$ 517
TOTAL BONDS $ 33,384
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 100.24%
Principal
Amount (000's) Value (000's)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 3.09%
3.50%, 09/01/2052
(j)
$ 20,655 $ 20,382
4.50%, 08/01/2052
(j)
24,485 24,910
$ 45,292
U.S. Treasury - 0.35%
3.25%, 05/15/2042 5,073 5,079
U.S. Treasury Inflation-Indexed Obligations - 96.80%
0.13%, 07/15/2024 52,102 52,624
0.13%, 10/15/2024 45,326 45,663
0.13%, 04/15/2025 44,433 44,775
0.13%, 10/15/2025 47,910 48,471
0.13%, 04/15/2026 8,766 8,835
0.13%, 07/15/2026 36,328 36,782
0.13%, 10/15/2026 62,057 62,843
0.13%, 04/15/2027 77,444 78,203
0.13%, 01/15/2030 42,103 42,192
0.13%, 07/15/2030 47,830 48,049
0.13%, 01/15/2031 48,608 48,683
0.13%, 07/15/2031 33,791 33,871
0.13%, 01/15/2032
(k)
51,067 50,946
0.13%, 02/15/2051 8,723 7,245
0.13%, 02/15/2052
(d)
11,477 9,626
0.25%, 01/15/2025 55,869 56,447
0.25%, 07/15/2029 43,451 44,140
0.25%, 02/15/2050 17,457 14,970
0.38%, 07/15/2025 20,327 20,732
0.38%, 01/15/2027 29,890 30,498
0.38%, 07/15/2027 46,960 48,192
0.50%, 04/15/2024 30,788 31,184
0.50%, 01/15/2028
(k)
42,178 43,269

Schedule of Investments
Inflation Protection Fund
July 31, 2022 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury Inflation-Indexed Obligations (continued)
0.63%, 01/15/2024 $ 54,281 $ 55,035
0.63%, 01/15/2026 36,160 37,126
0.63%, 07/15/2032 20,613 21,686
0.63%, 02/15/2043 18,581 17,684
0.75%, 07/15/2028 27,618 28,888
0.75%, 02/15/2042 23,221 22,858
0.75%, 02/15/2045
(l)
27,673 26,733
0.88%, 01/15/2029 28,214 29,675
0.88%, 02/15/2047 17,388 17,239
1.00%, 02/15/2046 13,978 14,323
1.00%, 02/15/2048 12,896 13,222
1.00%, 02/15/2049 11,354 11,754
1.38%, 02/15/2044
(l)
26,021 28,569
1.75%, 01/15/2028 23,377 25,566
2.00%, 01/15/2026 18,578 19,940
2.13%, 02/15/2040 10,719 13,288
2.13%, 02/15/2041 14,721 18,257
2.38%, 01/15/2025 9,260 9,841
2.38%, 01/15/2027 20,560 22,800
2.50%, 01/15/2029 14,484 16,737
3.38%, 04/15/2032 8,243 10,774
3.63%, 04/15/2028 18,939 22,788
3.88%, 04/15/2029 19,465 24,363
$ 1,417,386
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 1,467,757
TOTAL PURCHASED OPTIONS - 0.02% $ 208
Total Investments $ 1,529,909
Other Assets and Liabilities -  (4.49)% (65,723)
TOTAL NET ASSETS - 100.00% $ 1,464,186
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $1,872 or
0.13% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $1,837 or 0.13% of net assets.
(e) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(f) Security is an Interest Only Strip.
(g) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(h) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $11,506 or 0.79% of net assets.
(i) Security purchased on a when-issued basis.
(j) Security was purchased in a "to-be-announced" ("TBA") transaction.
(k) Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $1,254 or 0.09% of net assets.
(l) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $1,612 or 0.11% of net assets.
Portfolio Summary  (unaudited)
Sector Percent
Government 97.81%
Mortgage Securities 3 .67%
Money Market Funds 1.95%
Consumer, Non-cyclical 0.26%
Financial 0.23%
Asset Backed Securities 0.14%
Communications 0.10%
Utilities 0.07%
Energy 0.07%
Technology 0.06%
Consumer, Cyclical 0.06%
Industrial 0.05%
Purchased Options 0.02%
Other Assets and Liabilities
(4.49)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales July 31, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 1.14% $ 4,855 $ 496,862 $ 475,029 $ 26,688
$ 4,855 $ 496,862 $ 475,029 $ 26,688
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 1.14% $ 43 $ — $ — $ —
$ 43 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - EUR versus NOK JPMorgan Chase 1 EUR 3,631 EUR 9.65 09/09/2022 $ 3 $ 14 $ 11
Put - EUR versus NOK JPMorgan Chase 1 4,879 EUR 9.83 08/30/2022 7 42 35
Put - EUR versus NOK Citigroup Inc 1 7,301 EUR 9.39 10/03/2022 5 12 7
Put - US 10 Year Note Future;
September 2022
N/A 94 $ 94 $ 115.00 08/29/2022 82 1 (81)

Schedule of Investments
Inflation Protection Fund
July 31, 2022 (unaudited)
See accompanying notes.

Options (continued)
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - US 10 Year Note Future;
September 2022
N/A 494 $ 494 $ 119.00 08/29/2022 $ 306 $ 139 $ (167)
Total $ 403 $ 208 $ (195)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - EUR versus NOK JPMorgan Chase 1 EUR 3,631 EUR 9.20 09/09/2022 $ (1) $ (1) $ —
Put - US 10 Year Note Future;
September 2022
N/A 189 $ 189 $ 113.00 08/29/2022 (79) — 79
Put - US 10 Year Note Future;
September 2022
N/A 642 642 $ 117.00 08/29/2022 (118) (40) 78
Total $ (198) $ (41) $ 157
Amounts in thousands except contracts/shares.
Interest Rate Swaptions
Written Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC Secured Overnight
Financing Rate
Receive $ 32,540 3.18% 06/14/2023 $ (1,288) $ (2,530) $ (1,242)
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG Secured Overnight
Financing Rate
Receive 10,993 3.19% 06/16/2023 (422) (864) (442)
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG Secured Overnight
Financing Rate
Receive 2,687 2.75% 07/20/2023 (98) (139) (41)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC Secured Overnight
Financing Rate
Pay 32,540 3.18% 06/14/2023 (1,288) (384) 904
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG Secured Overnight
Financing Rate
Pay 10,993 3.19% 06/16/2023 (421) (129) 292
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG Secured Overnight
Financing Rate
Pay 2,687 2.75% 07/20/2023 (96) (59) 37
Total $ (3,613) $ (4,105) $ (492)
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
3 Month SOFR; December 2022 Long 15 $ 3,628 $ 11
3 Month SOFR; June 2023 Short 149 36,146 8
3 Month SOFR; March 2023 Short 15 3,631 (12)
Euribor; June 2023 Short 71 17,917 1
Euro Bond 10 Year Bond; September 2022 Short 113 18,206 (1,169)
Euro Buxl 30 Year Bond; September 2022 Short 9 1,709 (126)
Euro Schatz; September 2022 Short 67 7,542 (55)
Japan 10 Year Bond TSE; September 2022 Short 4 4,515 (43)
US 10 Year Note; September 2022 Short 187 22,653 (490)
US 10 Year Ultra Note; September 2022 Long 106 13,912 219
US 2 Year Note; September 2022 Short 113 23,782 (13)
US 5 Year Note; September 2022 Short 108 12,282 (92)
US Long Bond; September 2022 Short 51 7,344 (285)
US Ultra Bond; September 2022 Long 56 8,866 497
Total $ (1,549)
Amounts in thousands except contracts.
Foreign Currency Contracts
Unrealized Appreciation/
(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
ANZ Stockbroking 08/03/2022 JPY 33,344 $ 241 $ 9 $ —
BNP Paribas 08/03/2022 EUR 1,266 $ 1,287 7 —
BNP Paribas 08/03/2022 NZD 2,598 $ 1,595 39 —
BNP Paribas 08/03/2022 $ 1,666 NZD 2,675 — (16)
BNP Paribas 09/02/2022 $ 1,290 EUR 1,266 — (7)
Citigroup Inc 08/03/2022 EUR 74 $ 78 — (2)

Schedule of Investments
Inflation Protection Fund
July 31, 2022 (unaudited)
See accompanying notes.

Foreign Currency Contracts (continued)
Unrealized Appreciation/
(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Citigroup Inc 08/03/2022 $ 252 JPY 34,233 $ — $ (4)
Citigroup Inc 09/21/2022 NOK 18,192 EUR 1,750 91 —
JPMorgan Chase 09/21/2022 NOK 15,223 EUR 1,498 41 —
Royal Bank of Scotland 08/03/2022 $ 1,369 EUR 1,340 — —
Total $ 187 $ (29)
Amounts in thousands.
Exchange Cleared Interest Rate Swaps
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfr ont Payments/
(Receipts)
Fair
Value
6 Month Euro Interbank Offered
Rate
Pay 1.87% Semiannual Annual N/A 08/15/2031 EUR 14,455 $ 308 $ 17 $ 325
6 Month Euro Interbank Offered
Rate
Pay 0.64% Semiannual Annual N/A 02/15/2031 3,560 (296) 26 (270)
6 Month Euro Interbank Offered
Rate
Pay 0.69% Semiannual Annual N/A 02/15/2031 1,810 (143) 13 (130)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.47% Annual Annual N/A 07/21/2052 $ 245 5 — 5
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.67% Annual Annual N/A 07/11/2031 14,435 288 — 288
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.63% Annual Annual N/A 06/29/2052 6,845 (137) — (137)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 3.12% Annual Annual N/A 06/28/2027 14,421 50 — 50
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 3.26% Annual Annual N/A 05/12/2027 5,585 21 — 21
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.33% Annual Annual N/A 05/04/2030 11,260 2,427 — 2,427
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 2.69% Annual Annual N/A 02/18/2032 6,845 (303) 1 (302)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 3.05% Annual Annual N/A 12/02/2026 3,935 174 — 174
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 3.05% Annual Annual N/A 11/04/2026 6,870 316 — 316
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 3.07% Annual Annual N/A 11/02/2026 9,450 425 — 425
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.47% Annual Annual N/A 04/19/2031 2,620 294 — 294
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 3.65% Annual Annual N/A 05/04/2027 6,760 (93) — (93)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 3.19% Annual Annual N/A 08/01/2025 25,065 6 — 6
Harmonised Indices of
Consumer Prices Excluding
Food and Energy
Pay 2.43% Annual Annual N/A 07/15/2052 EUR 385 — — —
Secured Overnight Financing
Rate
Pay 2.60% Annual Annual N/A 07/26/2032 $ 1,951 30 — 30
Secured Overnight Financing
Rate
Pay 2.78% Annual Annual N/A 07/05/2032 4,863 157 1 158
Secured Overnight Financing
Rate
Pay 2.83% Annual Annual N/A 07/05/2032 4,863 178 — 178
Secured Overnight Financing
Rate
Pay 2.71% Annual Annual N/A 07/06/2032 3,252 84 — 84
Secured Overnight Financing
Rate
Pay 2.62% Annual Annual N/A 07/07/2032 2,211 39 — 39
Total $ 3,830 $ 58 $ 3,888
Amounts in thousands.
(a)     Forward swap.

Schedule of Investments
International Fund I
July 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 7 .52 % Shares Held Value (000's)
Money Market Funds - 7 .52%
BlackRock Liquidity FedFund - Institutional
Class 1.88%
(a),(b)
1,610,534 $ 1,610
Principal Government Money Market Fund -
Institutional Class 1.14%
(a),(b),(c)
21,828,084 21,828
$ 23,438
TOTAL INVESTMENT COMPANIES $ 23,438
COMMON STOCKS - 97 .23 % Shares Held Value (000's)
Agriculture - 3 .25%
British American Tobacco PLC 112,000 $ 4,389
Imperial Brands PLC 179,000 3,930
Tongwei Co Ltd 227,000 1,811
$ 10,130
Apparel - 2 .92%
Kering SA 2,361 1,352
LVMH Moet Hennessy Louis Vuitton SE 11,178 7,761
$ 9,113
Automobile Manufacturers - 1 .52%
Bayerische Motoren Werke AG 18,500 1,512
Toyota Motor Corp 198,843 3,227
$ 4,739
Banks - 18 .09%
Absa Group Ltd 176,000 1,804
Banco Bilbao Vizcaya Argentaria SA 267,000 1,210
Banco do Brasil SA 221,000 1,544
Bank Mandiri Persero Tbk PT 2,619,000 1,466
Bank of Chengdu Co Ltd 633,000 1,446
Bank of China Ltd 8,821,000 3,137
Bank of Montreal
(d)
35,500 3,539
China Construction Bank Corp 2,088,000 1,334
China Merchants Bank Co Ltd 418,500 2,261
DBS Group Holdings Ltd 144,900 3,306
FirstRand Ltd 414,000 1,638
Grupo Financiero Banorte SAB de CV 368,000 2,097
Hana Financial Group Inc 51,000 1,462
ICICI Bank Ltd 152,000 1,581
Macquarie Group Ltd 10,000 1,280
Mitsubishi UFJ Financial Group Inc 864,000 4,868
National Bank of Canada 84,900 5,957
Royal Bank of Canada
(d)
69,300 6,757
Sberbank of Russia PJSC ADR
(e)
194,243 —
State Bank of India 474,000 3,176
Toronto-Dominion Bank/The 40,000 2,598
UBS Group AG 174,000 2,843
Woori Financial Group Inc 121,000 1,110
$ 56,414
Beverages - 1 .07%
Diageo PLC 70,300 3,330
Building Materials - 1 .19%
Interfor Corp
(e)
76,000 1,877
Sika AG 7,460 1,843
$ 3,720
Chemicals - 2 .30%
Anhui Guangxin Agrochemical Co Ltd 415,800 1,628
Anhui Jinhe Industrial Co Ltd 258,999 1,558
Formosa Plastics Corp 470,000 1,450
LOTTE Fine Chemical Co Ltd 24,500 1,243
OCI NV 37,000 1,284
$ 7,163
Coal - 2 .10%
China Shenhua Energy Co Ltd 1,312,000 3,708
Shaanxi Coal Industry Co Ltd 947,957 2,684
Thungela Resources Ltd 9,550 168
$ 6,560
Commercial Services - 2 .18%
Ashtead Group PLC 47,137 2,653
Colliers International Group Inc 24,700 3,085
Pagegroup PLC 192,000 1,069
$ 6,807
COMMON STOCKS (continued) Shares Held Value (000’s)
Computers - 3 .13%
Asustek Computer Inc 128,000 $ 1,208
BayCurrent Consulting Inc 7,300 2,284
CGI Inc
(e)
28,500 2,444
Lenovo Group Ltd 1,585,000 1,537
Teleperformance 6,822 2,281
$ 9,754
Cosmetics & Personal Care - 1 .53%
L'Oreal SA 12,600 4,764
Distribution & Wholesale - 0 .52%
Ferguson PLC 12,800 1,610
Diversified Financial Services - 3 .21%
Azimut Holding SpA 95,892 1,678
Julius Baer Group Ltd 26,500 1,370
KB Financial Group Inc 39,000 1,451
Man Group PLC/Jersey 1,258,000 4,185
OSB Group PLC 208,000 1,336
$ 10,020
Electric - 1 .53%
Endesa SA 85,000 1,558
Iberdrola SA 158,000 1,687
Verbund AG 14,000 1,540
$ 4,785
Electrical Components & Equipment - 2 .13%
L&F Co Ltd
(e)
8,500 1,504
LG Innotek Co Ltd 9,900 2,776
Schneider Electric SE 17,000 2,351
$ 6,631
Electronics - 0 .83%
Gold Circuit Electronics Ltd
(e)
528,000 1,444
SIMMTECH Co Ltd 37,000 1,159
$ 2,603
Engineering & Construction - 0 .86%
Alfen Beheer BV
(e),(f)
23,000 2,685
Entertainment - 0 .47%
JYP Entertainment Corp 34,000 1,458
Food - 3 .16%
JBS SA 239,000 1,474
Magnit PJSC 121,000 —
Metro Inc/CN 32,500 1,800
Nestle SA 53,800 6,592
$ 9,866
Forest Products & Paper - 0 .55%
West Fraser Timber Co Ltd 18,500 1,732
Gas - 1 .02%
ENN Energy Holdings Ltd 107,900 1,760
ENN Natural Gas Co Ltd 556,000 1,422
$ 3,182
Healthcare - Products - 0 .40%
Sartorius Stedim Biotech 3,100 1,240
Home Builders - 1 .00%
Bellway PLC 36,000 1,076
Open House Group Co Ltd 47,000 2,050
$ 3,126
Home Furnishings - 0 .90%
Sony Group Corp 33,000 2,799
Insurance - 10 .68%
Allianz SE 15,123 2,746
Assicurazioni Generali SpA 128,000 1,913
BB Seguridade Participacoes SA 496,000 2,762
Dai-ichi Life Holdings Inc 237,500 4,131
iA Financial Corp Inc 27,000 1,486
Legal & General Group PLC 798,230 2,549
Sompo Holdings Inc 21,500 959
Steadfast Group Ltd 1,375,000 5,155
Sun Life Financial Inc 52,500 2,438
Swiss Life Holding AG 8,764 4,643

Schedule of Investments
International Fund I
July 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Tokio Marine Holdings Inc 77,037 $ 4,510
$ 33,292
Internet - 3 .03%
Alibaba Group Holding Ltd ADR
(e)
38,000 3,396
Future PLC 36,600 820
Meituan
(e),(f)
55,000 1,234
Pinduoduo Inc ADR
(e)
22,000 1,078
Tencent Holdings Ltd 76,000 2,938
$ 9,466
Iron & Steel - 0 .61%
Evraz PLC 204,000 161
Kumba Iron Ore Ltd 15,903 474
Mineral Resources Ltd 33,000 1,257
$ 1,892
Leisure Products & Services - 0 .48%
BRP Inc 19,700 1,498
Machinery - Diversified - 0 .88%
Atlas Copco AB - A Shares 234,000 2,735
Mining - 2 .41%
Anglo American PLC 86,800 3,137
BHP Group Ltd 87,000 2,381
Rio Tinto Ltd 29,000 2,009
$ 7,527
Miscellaneous Manufacturers - 0 .41%
Siemens AG 11,500 1,283
Oil & Gas - 2 .18%
Gazprom PJSC ADR
(e)
144,000 —
LUKOIL PJSC ADR 20,000 —
Novatek PJSC 6,700 —
Parex Resources Inc 77,000 1,434
PTT Exploration & Production PCL 553,000 2,486
Shell PLC 102,000 2,721
Woodside Energy Group Ltd 7,408 167
$ 6,808
Pharmaceuticals - 5 .61%
Beijing Wantai Biological Pharmacy Enterprise
Co Ltd
55,100 1,105
Euroapi SA
(e)
1,260 21
Ipsen SA 13,500 1,366
Laboratorios Farmaceuticos Rovi SA 36,000 1,885
Novo Nordisk A/S 43,345 5,049
Roche Holding AG 11,100 3,685
Sanofi 44,000 4,372
$ 17,483
Private Equity - 0 .61%
3i Group PLC 122,000 1,896
Retail - 1 .95%
Alimentation Couche-Tard Inc 78,000 3,485
B&M European Value Retail SA 288,000 1,491
Zhongsheng Group Holdings Ltd 194,000 1,111
$ 6,087
Semiconductors - 8 .97%
Advantest Corp 41,400 2,462
Amlogic Shanghai Co Ltd
(e)
79,000 991
ASML Holding NV 7,800 4,483
LX Semicon Co Ltd 29,600 2,278
Rorze Corp 17,500 1,126
Samsung Electronics Co Ltd 34,700 1,643
Taiwan Semiconductor Manufacturing Co Ltd 393,854 6,754
Taiwan Semiconductor Manufacturing Co Ltd
ADR
37,200 3,292
Tokyo Electron Ltd 5,800 1,996
Zhejiang Jingsheng Mechanical & Electrical Co
Ltd
271,975 2,951
$ 27,976
COMMON STOCKS (continued) Shares Held Value (000’s)
Software - 1 .94%
Capcom Co Ltd 90,000 $ 2,502
Descartes Systems Group Inc/The
(e)
21,300 1,471
TIS Inc 73,000 2,070
$ 6,043
Toys, Games & Hobbies - 0 .43%
Nintendo Co Ltd 3,000 1,342
Transportation - 1 .18%
Kuehne + Nagel International AG 8,600 2,316
SITC International Holdings Co Ltd 398,000 1,355
$ 3,671
TOTAL COMMON STOCKS $ 303,230
PREFERRED STOCKS - 0 .95 % Shares Held Value (000's)
Oil & Gas - 0 .95%
Petroleo Brasileiro SA 13.46% 449,870 $ 2,978
TOTAL PREFERRED STOCKS $ 2,978
Total Investments $ 329,646
Other Assets and Liabilities -  (5.70)% (17,790)
TOTAL NET ASSETS - 100.00% $ 311,856
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $4,940 or
1.58% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $4,728 or 1.52% of net assets.
(e) Non-income producing security
(f) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $3,919 or 1.26% of net assets.
Portfolio Summary  (unaudited)
Location Percent
Canada 13 .34%
China 12 .52%
United Kingdom 11 .66%
Japan 11 .65%
France 8 .19%
United States 7 .52%
Switzerland 7 .46%
Korea, Republic Of 5 .16%
Taiwan 4 .53%
Australia 3 .92%
Brazil 2 .80%
Netherlands 2 .71%
Spain 2 .04%
Germany 1 .78%
Denmark 1 .62%
India 1 .53%
South Africa 1 .31%
Italy 1 .15%
Singapore 1 .06%
Sweden 0 .88%
Thailand 0 .80%
Mexico 0 .67%
Austria 0 .49%
Indonesia 0 .47%
Hong Kong 0 .44%
Russian Federation 0 .00%
Other Assets and Liabilities
( 5 .70 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
International Fund I
July 31, 2022 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2021 Purchases Sales July 31, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 1.14% $ 18,297 $ 201,384 $ 197,853 $ 21,828
$ 18,297 $ 201,384 $ 197,853 $ 21,828
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 1.14% $ 18 $ — $ — $ —
$ 18 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
LargeCap Growth Fund I
July 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .95 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .32%
iShares Russell 1000 Growth ETF 146,300 $ 35,869
Money Market Funds - 2 .63%
BlackRock Liquidity FedFund - Institutional
Class 1.88%
(a),(b)
31,027,940 31,028
Principal Government Money Market Fund -
Institutional Class 1.14%
(a),(b),(c)
265,410,395 265,410
$ 296,438
TOTAL INVESTMENT COMPANIES $ 332,307
CONVERTIBLE PREFERRED STOCKS
- 0 .18 % Shares Held Value (000's)
Automobile Manufacturers - 0 .04%
Waymo LLC Series A-2 0.00%
(d),(e),(f)
48,770 $ 4,473
Chemicals - 0 .03%
Sila Nano Series F 0.00%
(d),(e),(f)
103,620 3,230
Software - 0 .11%
Nuro - Series C 0.00%
(d),(e),(f)
353,308 7,365
Rappi Inc - Series E 0.00%
(d),(e),(f)
103,387 5,328
$ 12,693
TOTAL CONVERTIBLE PREFERRED STOCKS $ 20,396
COMMON STOCKS - 97 .59 % Shares Held Value (000's)
Advertising - 0 .13%
Trade Desk Inc/The
(d)
329,218 $ 14,815
Aerospace & Defense - 1 .30%
Boeing Co/The
(d)
14,346 2,285
HEICO Corp 3,542 559
HEICO Corp - Class A 6,220 794
Howmet Aerospace Inc 3,089 115
L3Harris Technologies Inc 551,827 132,422
Lockheed Martin Corp 19,978 8,267
Northrop Grumman Corp 1,440 690
Spirit AeroSystems Holdings Inc 8,326 273
TransDigm Group Inc
(d)
1,708 1,063
$ 146,468
Agriculture - 0 .00%
Darling Ingredients Inc
(d)
929 64
Airlines - 0 .02%
Delta Air Lines Inc
(d)
53,835 1,712
Apparel - 0 .32%
Deckers Outdoor Corp
(d)
2,008 629
NIKE Inc 310,309 35,661
Skechers USA Inc
(d)
1,699 64
Tapestry Inc 2,998 101
$ 36,455
Automobile Manufacturers - 1 .92%
Lucid Group Inc
(d),(g)
41,976 766
Rivian Automotive Inc
(d)
3,597,187 123,383
Tesla Inc
(d)
103,441 92,213
$ 216,362
Automobile Parts & Equipment - 0 .01%
Allison Transmission Holdings Inc 6,430 269
Aptiv PLC
(d)
5,707 599
$ 868
Banks - 0 .02%
First Citizens BancShares Inc/NC 252 191
Signature Bank/New York NY 266 49
SVB Financial Group
(d)
3,148 1,270
Western Alliance Bancorp 5,440 416
$ 1,926
Beverages - 1 .12%
Boston Beer Co Inc/The
(d)
754 287
Brown-Forman Corp - A Shares 2,249 163
Brown-Forman Corp - B Shares 1,204,946 89,430
Coca-Cola Co/The 246,512 15,819
Monster Beverage Corp
(d)
28,929 2,882
PepsiCo Inc 98,337 17,205
$ 125,786
COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology - 0 .64%
Alnylam Pharmaceuticals Inc
(d)
10,152 $ 1,442
Amgen Inc 37,759 9,344
Certara Inc
(d)
6,313 145
Exelixis Inc
(d)
23,219 486
Guardant Health Inc
(d)
8,194 411
Horizon Therapeutics Plc
(d)
17,562 1,457
Incyte Corp
(d)
13,275 1,031
Ionis Pharmaceuticals Inc
(d)
10,915 410
Maravai LifeSciences Holdings Inc
(d)
9,234 241
Moderna Inc
(d)
1,736 285
Novavax Inc
(d),(g)
6,606 360
Regeneron Pharmaceuticals Inc
(d)
1,273 740
Sarepta Therapeutics Inc
(d)
7,077 658
Seagen Inc
(d)
11,432 2,058
Ultragenyx Pharmaceutical Inc
(d)
4,247 226
Vertex Pharmaceuticals Inc
(d)
185,849 52,114
$ 71,408
Building Materials - 0 .02%
Armstrong World Industries Inc 2,264 202
Eagle Materials Inc 2,734 346
Fortune Brands Home & Security Inc 3,788 264
Louisiana-Pacific Corp 564 36
Martin Marietta Materials Inc 460 162
Masco Corp 1,031 57
Trex Co Inc
(d)
9,607 620
Vulcan Materials Co 5,433 898
$ 2,585
Chemicals - 1 .14%
Albemarle Corp 5,069 1,238
Axalta Coating Systems Ltd
(d)
4,511 114
CF Industries Holdings Inc 17,507 1,672
Chemours Co/The 7,826 278
Ecolab Inc 18,430 3,044
FMC Corp 3,622 402
Linde PLC 8,881 2,682
Mosaic Co/The 3,740 197
PPG Industries Inc 10,524 1,361
RPM International Inc 548 50
Sherwin-Williams Co/The 484,452 117,209
Valvoline Inc 15,062 485
$ 128,732
Commercial Services - 4 .07%
Affirm Holdings Inc
(d),(g)
464,105 12,457
Automatic Data Processing Inc 32,267 7,780
Block Inc
(d)
128,014 9,737
Booz Allen Hamilton Holding Corp 11,040 1,060
Bright Horizons Family Solutions Inc
(d)
1,402 131
Cintas Corp 463,429 197,185
CoStar Group Inc
(d)
4,727 343
Driven Brands Holdings Inc
(d)
350 11
Equifax Inc 5,111 1,068
Euronet Worldwide Inc
(d)
3,046 299
FleetCor Technologies Inc
(d)
6,327 1,393
FTI Consulting Inc
(d)
1,190 195
Gartner Inc
(d)
6,573 1,745
Global Payments Inc 603,653 73,839
GXO Logistics Inc
(d)
969 47
H&R Block Inc 11,621 464
MarketAxess Holdings Inc 3,124 846
Mister Car Wash Inc
(d),(g)
5,387 62
Moody's Corp 12,684 3,935
Morningstar Inc 1,858 474
Paylocity Holding Corp
(d)
3,339 688
PayPal Holdings Inc
(d)
30,017 2,597
Quanta Services Inc 6,533 906
Robert Half International Inc 7,984 632
Rollins Inc 18,040 696
S&P Global Inc 352,775 132,971
Shift4 Payments Inc
(d)
4,454 162

Schedule of Investments
LargeCap Growth Fund I
July 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
Toast Inc
(d)
19,010 $ 304
TransUnion 11,862 940
United Rentals Inc
(d)
2,758 890
Verisk Analytics Inc 13,063 2,485
WEX Inc
(d)
2,734 454
WillScot Mobile Mini Holdings Corp
(d)
9,692 374
$ 457,170
Computers - 5 .90%
Accenture PLC - Class A 143,023 43,802
Apple Inc 3,283,293 533,568
Crowdstrike Holdings Inc
(d)
17,683 3,247
Dell Technologies Inc 3,442 155
EPAM Systems Inc
(d)
4,617 1,613
Fortinet Inc
(d)
1,154,232 68,850
Genpact Ltd 8,014 385
Globant SA
(d)
3,424 682
HP Inc 40,685 1,359
International Business Machines Corp 50,605 6,619
KBR Inc 7,553 402
NCR Corp
(d)
538 17
NetApp Inc 18,708 1,334
Pure Storage Inc
(d)
23,656 671
Thoughtworks Holding Inc
(d)
7,160 112
Zscaler Inc
(d)
6,999 1,085
$ 663,901
Consumer Products - 0 .05%
Avery Dennison Corp 4,210 802
Church & Dwight Co Inc 9,250 814
Clorox Co/The 8,592 1,218
Kimberly-Clark Corp 16,790 2,213
$ 5,047
Cosmetics & Personal Care - 1 .80%
Colgate-Palmolive Co 42,855 3,374
Estee Lauder Cos Inc/The 685,990 187,344
Olaplex Holdings Inc
(d)
10,451 180
Procter & Gamble Co/The 85,707 11,906
$ 202,804
Distribution & Wholesale - 0 .09%
Copart Inc
(d)
17,926 2,296
Core & Main Inc
(d)
1,733 42
Fastenal Co 48,413 2,487
IAA Inc
(d)
9,330 352
Leslie's Inc
(d)
12,286 186
Pool Corp 3,280 1,173
SiteOne Landscape Supply Inc
(d)
2,274 317
Watsco Inc 1,465 401
WESCO International Inc
(d)
1,982 254
WW Grainger Inc 3,831 2,082
$ 9,590
Diversified Financial Services - 3 .96%
American Express Co 3,193 492
Ameriprise Financial Inc 5,891 1,590
Apollo Global Management Inc 29,430 1,680
Blue Owl Capital Inc
(g)
33,886 387
Charles Schwab Corp/The 71,011 4,903
Credit Acceptance Corp
(d)
48 28
LPL Financial Holdings Inc 6,695 1,405
Mastercard Inc 851,438 301,230
Raymond James Financial Inc 1,313 129
Rocket Cos Inc
(g)
5,564 53
Tradeweb Markets Inc 5,723 404
Upstart Holdings Inc
(d),(g)
1,180 29
UWM Holdings Corp
(g)
6,847 26
Visa Inc 625,169 132,605
Western Union Co/The 10,872 185
$ 445,146
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric - 0 .01%
AES Corp/The 10,100 $ 224
Vistra Corp 20,683 535
$ 759
Electrical Components & Equipment - 0 .03%
ChargePoint Holdings Inc
(d),(g)
16,702 252
Emerson Electric Co 15,853 1,428
Generac Holdings Inc
(d)
5,239 1,406
Universal Display Corp 3,653 422
$ 3,508
Electronics - 0 .72%
Agilent Technologies Inc 22,651 3,038
Allegion plc 5,836 617
Amphenol Corp 877,595 67,689
Arrow Electronics Inc
(d)
267 34
Honeywell International Inc 16,854 3,244
II-VI Inc
(d)
1,695 89
Jabil Inc 9,459 561
Keysight Technologies Inc
(d)
14,116 2,295
Mettler-Toledo International Inc
(d)
1,882 2,540
National Instruments Corp 1,429 54
Vontier Corp 8,018 207
$ 80,368
Energy - Alternate Sources - 0 .03%
Enphase Energy Inc
(d)
11,009 3,129
Enviva Inc 2,573 179
Plug Power Inc
(d),(g)
21,708 463
$ 3,771
Engineering & Construction - 0 .01%
AECOM 684 49
TopBuild Corp
(d)
2,321 492
$ 541
Entertainment - 0 .28%
Caesars Entertainment Inc
(d)
11,834 541
Churchill Downs Inc 3,051 640
DraftKings Inc
(d),(g)
31,866 438
Live Nation Entertainment Inc
(d)
309,645 29,104
Madison Square Garden Sports Corp
(d)
801 123
Six Flags Entertainment Corp
(d)
3,243 73
Vail Resorts Inc 3,201 759
$ 31,678
Environmental Control - 0 .05%
Republic Services Inc 1,110 154
Tetra Tech Inc 1,841 282
Waste Management Inc 32,725 5,385
$ 5,821
Food - 0 .07%
Grocery Outlet Holding Corp
(d)
530 23
Hershey Co/The 10,645 2,427
Kellogg Co 11,633 860
Lamb Weston Holdings Inc 12,120 965
Performance Food Group Co
(d)
3,951 196
Pilgrim's Pride Corp
(d)
2,072 65
Sysco Corp 42,731 3,628
$ 8,164
Gas - 0 .00%
National Fuel Gas Co 597 43
Hand & Machine Tools - 0 .01%
Lincoln Electric Holdings Inc 4,712 666
MSA Safety Inc 1,197 154
$ 820
Healthcare - Products - 8 .62%
10X Genomics Inc
(d)
6,852 275
Abbott Laboratories 19,054 2,074
ABIOMED Inc
(d)
3,758 1,101
Align Technology Inc
(d)
301,970 84,844
Avantor Inc
(d)
1,495,872 43,410
Baxter International Inc 6,605 387
Bio-Techne Corp 3,272 1,261

Schedule of Investments
LargeCap Growth Fund I
July 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products (continued)
Bruker Corp 9,148 $ 627
Danaher Corp 3,705 1,080
Edwards Lifesciences Corp
(d)
1,771,653 178,121
Exact Sciences Corp
(d)
2,661 120
Globus Medical Inc
(d)
328 19
ICU Medical Inc
(d)
316 56
IDEXX Laboratories Inc
(d)
7,014 2,800
Insulet Corp
(d)
132,576 32,852
Intuitive Surgical Inc
(d)
1,327,713 305,600
Masimo Corp
(d)
3,180 460
Natera Inc
(d)
6,816 320
Novocure Ltd
(d)
8,688 591
Penumbra Inc
(d)
3,032 423
Repligen Corp
(d)
3,312 707
ResMed Inc 12,152 2,923
Stryker Corp 437,201 93,889
Tandem Diabetes Care Inc
(d)
5,100 338
Thermo Fisher Scientific Inc 353,891 211,772
Waters Corp
(d)
5,036 1,833
West Pharmaceutical Services Inc 6,228 2,140
$ 970,023
Healthcare - Services - 2 .73%
agilon health Inc
(d)
14,694 368
Catalent Inc
(d)
4,578 518
Charles River Laboratories International Inc
(d)
3,956 991
Chemed Corp 436 210
DaVita Inc
(d)
4,910 413
Elevance Health Inc 6,167 2,942
Ginkgo Bioworks Holdings Inc
(d),(g)
13,975 40
HCA Healthcare Inc 1,159 246
Humana Inc 112,526 54,237
IQVIA Holdings Inc
(d)
15,836 3,805
Molina Healthcare Inc
(d)
3,776 1,238
Sotera Health Co
(d)
8,712 167
Syneos Health Inc
(d)
1,508 119
Teladoc Health Inc
(d)
1,296 48
UnitedHealth Group Inc 446,168 241,975
$ 307,317
Home Builders - 0 .02%
DR Horton Inc 14,231 1,111
NVR Inc
(d)
179 786
PulteGroup Inc 7,773 339
Toll Brothers Inc 4,786 235
$ 2,471
Housewares - 0 .00%
Scotts Miracle-Gro Co/The 1,161 103
Insurance - 0 .17%
Alleghany Corp
(d)
163 137
Aon PLC 16,679 4,854
Arch Capital Group Ltd
(d)
9,851 438
Arthur J Gallagher & Co 1,994 357
Assurant Inc 278 49
Brown & Brown Inc 1,511 98
Erie Indemnity Co 1,525 310
Everest Re Group Ltd 1,011 264
Lincoln National Corp 2,982 153
Markel Corp
(d)
256 332
Marsh & McLennan Cos Inc 37,676 6,177
Progressive Corp/The 42,753 4,919
RenaissanceRe Holdings Ltd 2,002 259
Ryan Specialty Holdings Inc
(d)
6,914 299
$ 18,646
Internet - 17 .82%
Airbnb Inc
(d)
31,502 3,496
Alphabet Inc - A Shares
(d)
3,453,080 401,663
Alphabet Inc - C Shares
(d)
3,099,737 361,553
Amazon.com Inc
(d)
4,981,911 672,309
Booking Holdings Inc
(d)
28,495 55,157
CDW Corp/DE 11,371 2,064
COMMON STOCKS (continued) Shares Held Value (000’s)
Internet (continued)
Chewy Inc
(d),(g)
2,266,024 $ 87,944
Coupang Inc
(d)
1,249,744 21,608
DoorDash Inc - Class A
(d)
141,093 9,841
eBay Inc 6,126 298
Etsy Inc
(d)
10,634 1,103
Expedia Group Inc
(d)
12,711 1,348
GoDaddy Inc
(d)
1,879 139
IAC/InterActiveCorp
(d)
234,847 16,087
Lyft Inc
(d)
20,620 286
Match Group Inc
(d)
2,021,753 148,215
Meta Platforms Inc
(d)
411,381 65,451
Netflix Inc
(d)
157,215 35,358
NortonLifeLock Inc 16,994 417
Okta Inc
(d)
1,421 140
Opendoor Technologies Inc
(d)
10,664 52
Palo Alto Networks Inc
(d)
8,151 4,068
Pinterest Inc
(d)
10,191 199
Roku Inc
(d)
2,851 187
Shopify Inc
(d)
1,891,520 65,882
Snap Inc Class A
(d)
436,516 4,313
Spotify Technology SA
(d)
340,885 38,527
TripAdvisor Inc
(d)
673 13
Twitter Inc
(d)
58,098 2,417
Uber Technologies Inc
(d)
137,724 3,230
VeriSign Inc
(d)
863 163
Wayfair Inc
(d),(g)
4,113 222
Wix.com Ltd
(d)
3,513 208
Zendesk Inc
(d)
10,222 771
Zillow Group Inc - A Shares
(d)
289 10
Zillow Group Inc - C Shares
(d)
814 28
$ 2,004,767
Leisure Products & Services - 0 .14%
Brunswick Corp/DE 1,117 89
Norwegian Cruise Line Holdings Ltd
(d)
2,517 31
Peloton Interactive Inc
(d)
1,550,383 14,713
Planet Fitness Inc
(d)
5,230 412
Polaris Inc 3,472 407
YETI Holdings Inc
(d)
7,497 381
$ 16,033
Lodging - 0 .06%
Choice Hotels International Inc 2,831 342
Hilton Worldwide Holdings Inc 16,671 2,135
Las Vegas Sands Corp
(d)
10,376 391
Marriott International Inc/MD 23,093 3,668
Travel + Leisure Co 4,940 213
Wyndham Hotels & Resorts Inc 5,281 367
Wynn Resorts Ltd
(d)
1,126 71
$ 7,187
Machinery - Construction & Mining - 0 .07%
BWX Technologies Inc 2,995 170
Caterpillar Inc 39,105 7,752
Vertiv Holdings Co 4,043 46
$ 7,968
Machinery - Diversified - 1 .88%
AGCO Corp 689 75
Cognex Corp 13,603 694
Deere & Co 23,598 8,098
Graco Inc 9,681 650
IDEX Corp 708,584 147,917
Ingersoll Rand Inc 1,008,796 50,238
Middleby Corp/The
(d)
317 46
Nordson Corp 1,140 263
Otis Worldwide Corp 4,342 340
Rockwell Automation Inc 6,601 1,685
Toro Co/The 8,684 747
Xylem Inc/NY 2,110 194
$ 210,947

Schedule of Investments
LargeCap Growth Fund I
July 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Media - 0 .09%
Cable One Inc 306 $ 421
Charter Communications Inc
(d)
9,731 4,205
FactSet Research Systems Inc 3,190 1,371
Liberty Broadband Corp - A Shares
(d)
814 88
Liberty Broadband Corp - C Shares
(d)
5,041 549
Liberty Media Corp-Liberty Formula One - A
Shares
(d)
191 12
Liberty Media Corp-Liberty Formula One - C
Shares
(d)
1,890 128
Liberty Media Corp-Liberty SiriusXM - A Shares 1,755 70
Liberty Media Corp-Liberty SiriusXM - C Shares
(d)
3,617 144
Nexstar Media Group Inc 237 45
Walt Disney Co/The
(d)
10,277 1,090
Warner Bros Discovery Inc
(d)
145,632 2,184
World Wrestling Entertainment Inc 3,619 251
$ 10,558
Metal Fabrication & Hardware - 0 .01%
Advanced Drainage Systems Inc 5,159 612
Valmont Industries Inc 245 66
$ 678
Mining - 0 .01%
MP Materials Corp
(d)
7,629 256
Royal Gold Inc 358 38
Southern Copper Corp 4,726 235
$ 529
Miscellaneous Manufacturers - 0 .08%
A O Smith Corp 2,598 164
Axon Enterprise Inc
(d)
4,398 485
Carlisle Cos Inc 3,645 1,079
Donaldson Co Inc 1,742 95
General Electric Co 5,162 382
Illinois Tool Works Inc 23,445 4,871
Parker-Hannifin Corp 2,443 706
Trane Technologies PLC 11,402 1,676
$ 9,458
Office & Business Equipment - 0 .01%
Zebra Technologies Corp
(d)
1,805 646
Oil & Gas - 0 .17%
Antero Resources Corp
(d)
16,089 638
Continental Resources Inc/OK 2,282 157
Coterra Energy Inc 11,166 342
Devon Energy Corp 27,058 1,701
Diamondback Energy Inc 8,504 1,089
EOG Resources Inc 35,983 4,002
Hess Corp 18,544 2,086
Occidental Petroleum Corp 56,872 3,739
Ovintiv Inc 15,469 790
PDC Energy Inc 4,264 280
Pioneer Natural Resources Co 11,151 2,642
Range Resources Corp
(d)
14,591 482
Southwestern Energy Co
(d)
6,659 47
Texas Pacific Land Corp 481 882
$ 18,877
Oil & Gas Services - 0 .01%
Halliburton Co 34,232 1,003
Packaging & Containers - 0 .03%
Ardagh Metal Packaging SA 3,966 27
Ball Corp 10,502 771
Berry Global Group Inc
(d)
5,297 305
Crown Holdings Inc 8,739 889
Graphic Packaging Holding Co 19,826 441
Sealed Air Corp 12,255 749
$ 3,182
Pharmaceuticals - 5 .14%
AbbVie Inc 148,776 21,351
AmerisourceBergen Corp 12,548 1,831
Becton Dickinson and Co 150,183 36,691
COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
Cigna Corp 511,203 $ 140,765
Daiichi Sankyo Co Ltd ADR 622,898 16,494
Dexcom Inc
(d)
1,143,630 93,869
Eli Lilly & Co 190,539 62,819
McKesson Corp 2,393 818
Merck & Co Inc 89,227 7,972
Neurocrine Biosciences Inc
(d)
7,970 750
Zoetis Inc 1,068,366 195,030
$ 578,390
Pipelines - 0 .03%
Cheniere Energy Inc 12,249 1,832
New Fortress Energy Inc 4,051 198
ONEOK Inc 4,225 253
Targa Resources Corp 18,999 1,313
$ 3,596
Private Equity - 0 .06%
Ares Management Corp 12,754 914
Blackstone Inc 58,913 6,013
$ 6,927
Real Estate - 0 .01%
CBRE Group Inc 13,539 1,159
REITs - 1 .51%
American Tower Corp 29,957 8,113
Apartment Income REIT Corp 1,068 48
Camden Property Trust 732 103
Crown Castle International Corp 36,318 6,561
Equinix Inc 5,764 4,056
Equity LifeStyle Properties Inc 9,154 673
Extra Space Storage Inc 1,326 251
Iron Mountain Inc 18,181 882
Lamar Advertising Co 6,399 647
Public Storage 10,442 3,408
SBA Communications Corp 427,348 143,500
Simon Property Group Inc 13,307 1,446
$ 169,688
Retail - 5 .27%
Advance Auto Parts Inc 406 79
AutoZone Inc
(d)
1,513 3,234
Best Buy Co Inc 5,291 407
BJ's Wholesale Club Holdings Inc
(d)
7,109 481
Burlington Stores Inc
(d)
5,188 732
CarMax Inc
(d)
1,564 156
Carvana Co
(d),(g)
349,501 10,188
Chipotle Mexican Grill Inc
(d)
31,982 50,027
Costco Wholesale Corp 363,791 196,920
Darden Restaurants Inc 7,647 952
Dollar General Corp 272,596 67,721
Dollar Tree Inc
(d)
5,540 916
Domino's Pizza Inc 2,207 865
Five Below Inc
(d)
4,590 583
Floor & Decor Holdings Inc
(d)
8,680 699
Freshpet Inc
(d)
2,137 114
Genuine Parts Co 945 145
Home Depot Inc/The 50,449 15,182
Lowe's Cos Inc 48,052 9,204
Lululemon Athletica Inc
(d)
459,058 142,542
McDonald's Corp 15,117 3,981
Nordstrom Inc
(g)
8,166 192
Ollie's Bargain Outlet Holdings Inc
(d)
258 15
O'Reilly Automotive Inc
(d)
2,240 1,576
RH
(d)
548 153
Ross Stores Inc 836,380 67,965
Starbucks Corp 34,751 2,946
Target Corp 21,480 3,510
TJX Cos Inc/The 98,827 6,044
Tractor Supply Co 9,407 1,801
Ulta Beauty Inc
(d)
4,323 1,681
Victoria's Secret & Co
(d)
4,971 184
Wendy's Co/The 14,516 305

Schedule of Investments
LargeCap Growth Fund I
July 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Williams-Sonoma Inc 4,627 $ 668
Yum! Brands Inc 2,770 340
$ 592,508
Semiconductors - 5 .06%
Advanced Micro Devices Inc
(d)
481,680 45,505
Allegro MicroSystems Inc
(d)
4,014 100
Analog Devices Inc 8,833 1,519
Applied Materials Inc 74,224 7,866
ASML Holding NV - NY Reg Shares 129,519 74,401
Broadcom Inc 33,615 18,000
Entegris Inc 12,478 1,371
GLOBALFOUNDRIES Inc
(d),(g)
1,272 65
KLA Corp 12,560 4,817
Lam Research Corp 11,663 5,837
Lattice Semiconductor Corp
(d)
11,410 702
Microchip Technology Inc 38,651 2,661
Micron Technology Inc 17,742 1,098
Monolithic Power Systems Inc 3,817 1,774
NVIDIA Corp 1,335,204 242,513
NXP Semiconductors NV 733,421 134,861
ON Semiconductor Corp
(d)
22,769 1,521
QUALCOMM Inc 94,325 13,683
Teradyne Inc 12,207 1,232
Texas Instruments Inc 53,167 9,511
$ 569,037
Shipbuilding - 0 .00%
Huntington Ingalls Industries Inc 728 158
Software - 24 .44%
Adobe Inc
(d)
370,722 152,040
Alteryx Inc
(d)
5,154 250
ANSYS Inc
(d)
3,855 1,075
AppLovin Corp
(d)
18,915 672
Aspen Technology Inc
(d)
2,349 479
Atlassian Corp PLC
(d)
207,501 43,434
Autodesk Inc
(d)
760,140 164,433
Avalara Inc
(d)
7,288 637
Bentley Systems Inc 14,176 561
Black Knight Inc
(d)
1,209 79
Broadridge Financial Solutions Inc 8,910 1,430
Cadence Design Systems Inc
(d)
22,947 4,270
CCC Intelligent Solutions Holdings Inc
(d),(g)
5,523 55
Ceridian HCM Holding Inc
(d)
2,187 120
Change Healthcare Inc
(d)
1,670 41
Citrix Systems Inc 4,979 505
Cloudflare Inc
(d)
23,497 1,182
Confluent Inc
(d)
10,443 266
Coupa Software Inc
(d)
964,365 63,089
Datadog Inc
(d)
21,737 2,217
Definitive Healthcare Corp
(d)
1,364 35
DocuSign Inc
(d)
16,613 1,063
DoubleVerify Holdings Inc
(d)
4,631 106
Doximity Inc
(d),(g)
3,758 159
Dropbox Inc - A Shares
(d)
21,966 500
Dynatrace Inc
(d)
16,723 629
Elastic NV
(d)
6,412 512
Electronic Arts Inc 1,462 192
Fair Isaac Corp
(d)
2,119 979
Fiserv Inc
(d)
1,233,343 130,340
Five9 Inc
(d)
5,808 628
HashiCorp Inc
(d),(g)
74,057 2,684
HubSpot Inc
(d)
3,830 1,180
Informatica Inc
(d),(g)
509 12
Intuit Inc 840,748 383,524
Jack Henry & Associates Inc 6,103 1,268
Jamf Holding Corp
(d)
4,705 115
Magic Leap Inc
(d),(e),(f)
10,706 206
Manhattan Associates Inc
(d)
3,255 458
Microsoft Corp 3,268,639 917,638
MongoDB Inc
(d)
116,845 36,511
COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
MSCI Inc 4,991 $ 2,402
nCino Inc
(d)
939 30
New Relic Inc
(d)
4,339 263
Nutanix Inc
(d)
9,227 140
Oracle Corp 87,482 6,810
Palantir Technologies Inc
(d)
152,117 1,574
Paychex Inc 27,131 3,480
Paycom Software Inc
(d)
4,285 1,416
Pegasystems Inc 3,376 136
Playtika Holding Corp
(d)
7,948 98
Procore Technologies Inc
(d)
4,228 219
PTC Inc
(d)
8,858 1,093
RingCentral Inc
(d)
7,161 354
ROBLOX Corp
(d)
37,019 1,589
Roper Technologies Inc 304,191 132,831
Salesforce Inc
(d)
762,195 140,259
SentinelOne Inc
(d)
556,112 13,820
ServiceNow Inc
(d)
614,873 274,639
Signify Health Inc
(d)
681 12
Smartsheet Inc
(d)
10,647 320
Snowflake Inc - Class A
(d)
106,542 15,972
Splunk Inc
(d)
13,536 1,407
Stripe Inc - Class B
(d),(e),(f)
114,126 2,629
Synopsys Inc
(d)
174,913 64,281
Take-Two Interactive Software Inc
(d)
11,027 1,464
Teradata Corp
(d)
4,750 182
Twilio Inc
(d)
5,452 462
Tyler Technologies Inc
(d)
3,022 1,206
UiPath Inc
(d)
2,887 53
Unity Software Inc
(d),(g)
11,788 441
Veeva Systems Inc
(d)
709,843 158,706
VMware Inc 8,557 994
Workday Inc
(d)
16,383 2,541
Zoom Video Communications Inc
(d)
10,706 1,112
ZoomInfo Technologies Inc
(d)
23,111 876
$ 2,749,385
Telecommunications - 0 .03%
Arista Networks Inc
(d)
20,966 2,445
Corning Inc 3,747 138
Switch Inc 7,198 243
Ubiquiti Inc
(g)
146 44
$ 2,870
Toys, Games & Hobbies - 0 .00%
Mattel Inc
(d)
14,247 330
Transportation - 0 .40%
CH Robinson Worldwide Inc 2,838 314
CSX Corp 46,073 1,490
Expeditors International of Washington Inc 4,339 461
JB Hunt Transport Services Inc 6,251 1,146
Landstar System Inc 2,762 432
Old Dominion Freight Line Inc 61,442 18,648
Union Pacific Corp 52,846 12,012
United Parcel Service Inc 55,199 10,758
XPO Logistics Inc
(d)
655 39
$ 45,300
TOTAL COMMON STOCKS $ 10,976,053
Total Investments $ 11,328,756
Other Assets and Liabilities -  (0.72)% (81,223)
TOTAL NET ASSETS - 100.00% $ 11,247,533

Schedule of Investments
LargeCap Growth Fund I
July 31, 2022 (unaudited)
See accompanying notes.

(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $75,008 or 0.67% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(f) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(g) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $73,800 or 0.66% of net assets.
Portfolio Summary  (unaudited)
Sector Percent
Technology 35 .52%
Consumer, Non-cyclical 24 .24%
Communications 18 .07%
Consumer, Cyclical 8 .17%
Financial 5 .73%
Industrial 4 .61%
Money Market Funds 2 .63%
Basic Materials 1 .18%
Investment Companies 0 .32%
Energy 0 .24%
Utilities 0 .01%
Other Assets and Liabilities
( 0 .72 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales July 31, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 1.14% $ 173,540 $ 3,051,568 $ 2,959,698 $ 265,410
$ 173,540 $ 3,051,568 $ 2,959,698 $ 265,410
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 1.14% $ 427 $ — $ — $ —
$ 427 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Magic Leap Inc 01/20/2016-10/12/2017 $ 5,204 $ 206 0.00%
Nuro - Series C   0.00% 10/30/2020 4,612 7,365 0.06%
Rappi Inc - Series E   0.00% 09/08/2020 6,177 5,328 0.05%
Sila Nano Series F   0.00% 01/07/2021 4,277 3,230 0.03%
Stripe Inc - Class B 12/17/2019 1,791 2,629 0.02%
Waymo LLC Series A-2   0.00% 05/08/2020 4,188 4,473 0.04%
Total $ 23,231 0.20%
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; September 2022 Long 536 $ 110,778 $ 8,301
Total $ 8,301
Amounts in thousands except contracts.

Schedule of Investments
LargeCap S&P 500 Index Fund
July 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .23 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .33%
iShares Core S&P 500 ETF 47,300 $ 19,596
Money Market Funds - 1 .90%
BlackRock Liquidity FedFund - Institutional
Class 1.88%
(a),(b)
18 —
Principal Government Money Market Fund -
Institutional Class 1.14%
(a),(c)
114,062,197 114,062
$ 114,062
TOTAL INVESTMENT COMPANIES $ 133,658
COMMON STOCKS - 96 .97 % Shares Held Value (000's)
Advertising - 0 .07%
Interpublic Group of Cos Inc/The 65,857 $ 1,967
Omnicom Group Inc 34,419 2,404
$ 4,371
Aerospace & Defense - 1 .56%
Boeing Co/The
(d)
93,040 14,822
General Dynamics Corp 38,560 8,741
Howmet Aerospace Inc 62,924 2,336
L3Harris Technologies Inc 32,268 7,743
Lockheed Martin Corp 39,623 16,396
Northrop Grumman Corp 24,446 11,707
Raytheon Technologies Corp 248,808 23,192
Teledyne Technologies Inc
(d)
7,837 3,068
TransDigm Group Inc
(d)
8,677 5,400
$ 93,405
Agriculture - 0 .77%
Altria Group Inc 302,903 13,285
Archer-Daniels-Midland Co 94,138 7,792
Philip Morris International Inc 259,328 25,194
$ 46,271
Airlines - 0 .19%
Alaska Air Group Inc
(d)
21,094 935
American Airlines Group Inc
(d)
108,660 1,490
Delta Air Lines Inc
(d)
107,246 3,410
Southwest Airlines Co
(d)
99,198 3,781
United Airlines Holdings Inc
(d)
54,660 2,009
$ 11,625
Apparel - 0 .49%
NIKE Inc 212,261 24,393
PVH Corp 11,297 699
Ralph Lauren Corp 7,742 764
Tapestry Inc 42,126 1,417
VF Corp 54,000 2,413
$ 29,686
Automobile Manufacturers - 2 .57%
Cummins Inc 23,606 5,224
Ford Motor Co 660,643 9,705
General Motors Co
(d)
243,923 8,845
PACCAR Inc 58,165 5,323
Tesla Inc
(d)
140,391 125,152
$ 154,249
Automobile Parts & Equipment - 0 .11%
Aptiv PLC
(d)
45,325 4,754
BorgWarner Inc 40,079 1,542
$ 6,296
Banks - 4 .37%
Bank of America Corp 1,186,149 40,104
Bank of New York Mellon Corp/The 124,330 5,403
Citigroup Inc 324,879 16,861
Citizens Financial Group Inc 82,059 3,116
Comerica Inc 21,875 1,701
Fifth Third Bancorp 114,779 3,916
First Republic Bank/CA 30,025 4,885
Goldman Sachs Group Inc/The 57,458 19,156
Huntington Bancshares Inc/OH 240,769 3,200
JPMorgan Chase & Co 491,362 56,684
KeyCorp 155,998 2,855
M&T Bank Corp 30,015 5,326
Morgan Stanley 234,121 19,737
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Northern Trust Corp 34,860 $ 3,478
PNC Financial Services Group Inc/The 69,191 11,482
Regions Financial Corp 156,339 3,311
Signature Bank/New York NY 10,526 1,953
State Street Corp 61,417 4,363
SVB Financial Group
(d)
9,846 3,973
Truist Financial Corp 222,741 11,242
US Bancorp 226,189 10,676
Wells Fargo & Co 634,118 27,819
Zions Bancorp NA 25,321 1,381
$ 262,622
Beverages - 1 .74%
Brown-Forman Corp - B Shares 30,577 2,269
Coca-Cola Co/The 652,715 41,885
Constellation Brands Inc 27,230 6,707
Keurig Dr Pepper Inc 123,404 4,781
Molson Coors Beverage Co 31,508 1,883
Monster Beverage Corp
(d)
62,914 6,267
PepsiCo Inc 231,319 40,471
$ 104,263
Biotechnology - 1 .48%
Amgen Inc 89,371 22,117
Biogen Inc
(d)
24,500 5,269
Bio-Rad Laboratories Inc
(d)
3,621 2,039
Corteva Inc 121,073 6,968
Gilead Sciences Inc 209,842 12,538
Illumina Inc
(d)
26,282 5,695
Incyte Corp
(d)
31,498 2,447
Moderna Inc
(d)
57,894 9,500
Regeneron Pharmaceuticals Inc
(d)
18,073 10,513
Vertex Pharmaceuticals Inc
(d)
42,786 11,997
$ 89,083
Building Materials - 0 .40%
Carrier Global Corp 141,909 5,752
Fortune Brands Home & Security Inc 21,883 1,525
Johnson Controls International plc 116,384 6,274
Martin Marietta Materials Inc 10,433 3,673
Masco Corp 39,473 2,186
Mohawk Industries Inc
(d)
8,611 1,106
Vulcan Materials Co 22,233 3,676
$ 24,192
Chemicals - 1 .58%
Air Products and Chemicals Inc 37,102 9,210
Albemarle Corp 19,592 4,787
Celanese Corp 18,119 2,129
CF Industries Holdings Inc 34,899 3,332
Dow Inc 121,810 6,481
DuPont de Nemours Inc 85,076 5,209
Eastman Chemical Co 21,561 2,068
Ecolab Inc 41,576 6,867
FMC Corp 21,069 2,341
International Flavors & Fragrances Inc 42,633 5,289
Linde PLC 84,199 25,428
LyondellBasell Industries NV 43,300 3,859
Mosaic Co/The 60,561 3,189
PPG Industries Inc 39,515 5,109
Sherwin-Williams Co/The 40,038 9,687
$ 94,985
Commercial Services - 1 .75%
Automatic Data Processing Inc 69,888 16,851
Cintas Corp 14,552 6,192
Equifax Inc 20,465 4,275
FleetCor Technologies Inc
(d)
12,939 2,848
Gartner Inc
(d)
13,474 3,577
Global Payments Inc 47,101 5,761
MarketAxess Holdings Inc 6,314 1,710
Moody's Corp 26,854 8,332
Nielsen Holdings PLC 60,174 1,441
PayPal Holdings Inc
(d)
193,737 16,764

Schedule of Investments
LargeCap S&P 500 Index Fund
July 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
Quanta Services Inc 24,041 $ 3,335
Robert Half International Inc 18,488 1,463
Rollins Inc 37,897 1,462
S&P Global Inc 58,070 21,888
United Rentals Inc
(d)
11,981 3,866
Verisk Analytics Inc 26,416 5,026
$ 104,791
Computers - 8 .44%
Accenture PLC - Class A 105,967 32,453
Apple Inc 2,572,358 418,034
Cognizant Technology Solutions Corp 87,191 5,926
DXC Technology Co
(d)
40,900 1,292
EPAM Systems Inc
(d)
9,562 3,340
Fortinet Inc
(d)
111,460 6,649
Hewlett Packard Enterprise Co 217,508 3,097
HP Inc 176,226 5,884
International Business Machines Corp 150,473 19,680
Leidos Holdings Inc 22,863 2,446
NetApp Inc 37,228 2,656
Seagate Technology Holdings PLC 33,067 2,645
Western Digital Corp
(d)
52,391 2,572
$ 506,674
Consumer Products - 0 .28%
Avery Dennison Corp 13,671 2,604
Church & Dwight Co Inc 40,614 3,573
Clorox Co/The 20,590 2,921
Kimberly-Clark Corp 56,366 7,428
$ 16,526
Cosmetics & Personal Care - 1 .29%
Colgate-Palmolive Co 140,186 11,038
Estee Lauder Cos Inc/The 38,779 10,591
Procter & Gamble Co/The 401,395 55,758
$ 77,387
Distribution & Wholesale - 0 .30%
Copart Inc
(d)
35,758 4,581
Fastenal Co 96,296 4,946
LKQ Corp 43,532 2,387
Pool Corp 6,705 2,398
WW Grainger Inc 7,183 3,904
$ 18,216
Diversified Financial Services - 3 .59%
American Express Co 102,048 15,717
Ameriprise Financial Inc 18,386 4,963
BlackRock Inc 23,826 15,944
Capital One Financial Corp 65,757 7,222
Cboe Global Markets Inc 17,765 2,192
Charles Schwab Corp/The 252,309 17,422
CME Group Inc 60,129 11,995
Discover Financial Services 47,005 4,747
Franklin Resources Inc 46,836 1,286
Intercontinental Exchange Inc 93,397 9,526
Invesco Ltd 56,332 999
Mastercard Inc 143,673 50,830
Nasdaq Inc 19,285 3,489
Raymond James Financial Inc 32,522 3,202
Synchrony Financial 83,898 2,809
T Rowe Price Group Inc 38,026 4,695
Visa Inc 275,325 58,399
$ 215,437
Electric - 2 .75%
AES Corp/The 111,730 2,483
Alliant Energy Corp 41,960 2,557
Ameren Corp 43,200 4,023
American Electric Power Co Inc 85,914 8,468
CenterPoint Energy Inc 105,304 3,337
CMS Energy Corp 48,537 3,336
Consolidated Edison Inc 59,272 5,884
Constellation Energy Corp 54,655 3,613
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
Dominion Energy Inc 135,722 $ 11,126
DTE Energy Co 32,411 4,223
Duke Energy Corp 128,801 14,159
Edison International 63,773 4,322
Entergy Corp 34,023 3,917
Evergy Inc 38,390 2,620
Eversource Energy 57,696 5,090
Exelon Corp 163,985 7,624
FirstEnergy Corp 95,513 3,925
NextEra Energy Inc 328,655 27,768
NRG Energy Inc 39,697 1,498
Pinnacle West Capital Corp 18,904 1,389
PPL Corp 123,115 3,580
Public Service Enterprise Group Inc 83,525 5,485
Sempra Energy 52,582 8,718
Southern Co/The 177,756 13,668
WEC Energy Group Inc 52,771 5,478
Xcel Energy Inc 91,118 6,668
$ 164,959
Electrical Components & Equipment - 0 .28%
AMETEK Inc 38,630 4,771
Emerson Electric Co 99,374 8,950
Generac Holdings Inc
(d)
10,678 2,865
$ 16,586
Electronics - 1 .07%
Agilent Technologies Inc 50,207 6,733
Allegion plc 14,689 1,553
Amphenol Corp 99,900 7,705
Fortive Corp 59,967 3,865
Garmin Ltd 25,523 2,492
Honeywell International Inc 113,885 21,918
Keysight Technologies Inc
(d)
30,444 4,950
Mettler-Toledo International Inc
(d)
3,796 5,124
TE Connectivity Ltd 53,899 7,208
Trimble Inc
(d)
41,848 2,905
$ 64,453
Energy - Alternate Sources - 0 .16%
Enphase Energy Inc
(d)
22,589 6,419
SolarEdge Technologies Inc
(d)
9,266 3,337
$ 9,756
Engineering & Construction - 0 .05%
Jacobs Engineering Group Inc 21,519 2,955
Entertainment - 0 .08%
Caesars Entertainment Inc
(d)
35,862 1,639
Live Nation Entertainment Inc
(d)
22,909 2,153
Penn National Gaming Inc
(d)
27,348 945
$ 4,737
Environmental Control - 0 .28%
Pentair PLC 27,670 1,353
Republic Services Inc 34,879 4,836
Waste Management Inc 63,906 10,516
$ 16,705
Food - 1 .11%
Campbell Soup Co 33,817 1,669
Conagra Brands Inc 80,280 2,746
General Mills Inc 100,748 7,535
Hershey Co/The 24,423 5,567
Hormel Foods Corp 47,411 2,339
J M Smucker Co/The 18,143 2,401
Kellogg Co 42,394 3,134
Kraft Heinz Co/The 118,761 4,374
Kroger Co/The 109,757 5,097
Lamb Weston Holdings Inc 24,166 1,925
McCormick & Co Inc/MD 41,862 3,657
Mondelez International Inc 231,526 14,827
Sysco Corp 85,233 7,236
Tyson Foods Inc 48,773 4,293
$ 66,800

Schedule of Investments
LargeCap S&P 500 Index Fund
July 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Forest Products & Paper - 0 .04%
International Paper Co 62,006 $ 2,652
Gas - 0 .08%
Atmos Energy Corp 23,256 2,823
NiSource Inc 67,887 2,064
$ 4,887
Hand & Machine Tools - 0 .07%
Snap-on Inc 8,928 2,000
Stanley Black & Decker Inc 25,256 2,458
$ 4,458
Healthcare - Products - 3 .73%
Abbott Laboratories 292,928 31,882
ABIOMED Inc
(d)
7,621 2,233
Align Technology Inc
(d)
12,260 3,445
Baxter International Inc 84,238 4,941
Bio-Techne Corp 6,564 2,529
Boston Scientific Corp
(d)
239,163 9,818
Cooper Cos Inc/The 8,248 2,697
Danaher Corp 108,257 31,554
DENTSPLY SIRONA Inc 36,044 1,303
Edwards Lifesciences Corp
(d)
104,018 10,458
Henry Schein Inc
(d)
23,096 1,821
Hologic Inc
(d)
41,720 2,978
IDEXX Laboratories Inc
(d)
14,055 5,610
Intuitive Surgical Inc
(d)
60,052 13,822
Medtronic PLC 224,434 20,765
PerkinElmer Inc 21,104 3,232
ResMed Inc 24,472 5,886
STERIS PLC 16,750 3,780
Stryker Corp 56,305 12,091
Teleflex Inc 7,846 1,887
Thermo Fisher Scientific Inc 65,492 39,191
Waters Corp
(d)
10,078 3,669
West Pharmaceutical Services Inc 12,393 4,258
Zimmer Biomet Holdings Inc 35,061 3,870
$ 223,720
Healthcare - Services - 2 .61%
Catalent Inc
(d)
29,981 3,391
Centene Corp
(d)
97,849 9,097
Charles River Laboratories International Inc
(d)
8,499 2,129
DaVita Inc
(d)
10,129 852
Elevance Health Inc 40,334 19,243
HCA Healthcare Inc 38,064 8,086
Humana Inc 21,163 10,201
IQVIA Holdings Inc
(d)
31,666 7,608
Laboratory Corp of America Holdings 15,509 4,066
Molina Healthcare Inc
(d)
9,819 3,218
Quest Diagnostics Inc 19,635 2,682
UnitedHealth Group Inc 156,955 85,123
Universal Health Services Inc 11,231 1,263
$ 156,959
Home Builders - 0 .20%
DR Horton Inc 53,593 4,182
Lennar Corp - A Shares 43,267 3,678
NVR Inc
(d)
519 2,280
PulteGroup Inc 39,755 1,734
$ 11,874
Home Furnishings - 0 .03%
Whirlpool Corp 9,402 1,625
Housewares - 0 .02%
Newell Brands Inc 61,568 1,244
Insurance - 3 .48%
Aflac Inc 99,146 5,681
Allstate Corp/The 46,004 5,381
American International Group Inc 132,532 6,861
Aon PLC 35,531 10,341
Arthur J Gallagher & Co 35,143 6,290
Assurant Inc 9,048 1,590
Berkshire Hathaway Inc - Class B
(d)
302,672 90,983
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Brown & Brown Inc 39,194 $ 2,551
Chubb Ltd 70,886 13,372
Cincinnati Financial Corp 24,949 2,429
Everest Re Group Ltd 6,597 1,724
Globe Life Inc 15,176 1,529
Hartford Financial Services Group Inc/The 55,018 3,547
Lincoln National Corp 27,041 1,388
Loews Corp 32,527 1,895
Marsh & McLennan Cos Inc 83,969 13,768
MetLife Inc 115,641 7,314
Principal Financial Group Inc 39,314 2,632
Progressive Corp/The 97,848 11,258
Prudential Financial Inc 62,736 6,273
Travelers Cos Inc/The 40,145 6,371
W R Berkley Corp 35,048 2,192
Willis Towers Watson PLC 18,652 3,860
$ 209,230
Internet - 9 .04%
Alphabet Inc - A Shares
(d)
1,006,340 117,057
Alphabet Inc - C Shares
(d)
922,740 107,628
Amazon.com Inc
(d)
1,463,850 197,546
Booking Holdings Inc
(d)
6,797 13,157
CDW Corp/DE 22,604 4,103
eBay Inc 93,660 4,555
Etsy Inc
(d)
21,266 2,206
Expedia Group Inc
(d)
25,357 2,689
F5 Inc
(d)
10,116 1,693
Match Group Inc
(d)
47,778 3,503
Meta Platforms Inc
(d)
383,701 61,047
Netflix Inc
(d)
74,326 16,716
NortonLifeLock Inc 97,343 2,388
Twitter Inc
(d)
127,611 5,310
VeriSign Inc
(d)
15,944 3,016
$ 542,614
Iron & Steel - 0 .10%
Nucor Corp 44,512 6,045
Leisure Products & Services - 0 .06%
Carnival Corp
(d)
135,769 1,230
Norwegian Cruise Line Holdings Ltd
(d)
70,112 852
Royal Caribbean Cruises Ltd
(d)
37,534 1,453
$ 3,535
Lodging - 0 .31%
Hilton Worldwide Holdings Inc 46,563 5,963
Las Vegas Sands Corp
(d)
57,523 2,168
Marriott International Inc/MD 45,994 7,305
MGM Resorts International 59,161 1,936
Wynn Resorts Ltd
(d)
17,654 1,121
$ 18,493
Machinery - Construction & Mining - 0 .29%
Caterpillar Inc 89,232 17,690
Machinery - Diversified - 0 .72%
Deere & Co 46,706 16,029
Dover Corp 24,117 3,224
IDEX Corp 12,715 2,654
Ingersoll Rand Inc 67,911 3,382
Nordson Corp 9,015 2,082
Otis Worldwide Corp 70,733 5,529
Rockwell Automation Inc 19,449 4,965
Westinghouse Air Brake Technologies Corp 30,557 2,856
Xylem Inc/NY 30,128 2,773
$ 43,494
Media - 1 .40%
Charter Communications Inc
(d)
19,378 8,373
Comcast Corp - Class A 747,917 28,062
DISH Network Corp
(d)
41,947 729
FactSet Research Systems Inc 6,340 2,724
Fox Corp - A Shares 52,144 1,726
Fox Corp - B Shares 24,190 747

Schedule of Investments
LargeCap S&P 500 Index Fund
July 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Media (continued)
News Corp - A Shares 64,990 $ 1,114
News Corp - B Shares 20,132 348
Paramount Global - Class B 101,781 2,407
Walt Disney Co/The
(d)
304,728 32,332
Warner Bros Discovery Inc
(d)
369,463 5,542
$ 84,104
Mining - 0 .23%
Freeport-McMoRan Inc 242,458 7,650
Newmont Corp 132,776 6,012
$ 13,662
Miscellaneous Manufacturers - 1 .04%
3M Co 95,203 13,637
A O Smith Corp 21,755 1,376
Eaton Corp PLC 66,751 9,905
General Electric Co 184,137 13,610
Illinois Tool Works Inc 47,414 9,851
Parker-Hannifin Corp 21,475 6,208
Textron Inc 35,983 2,362
Trane Technologies PLC 39,124 5,751
$ 62,700
Office & Business Equipment - 0 .05%
Zebra Technologies Corp
(d)
8,787 3,143
Oil & Gas - 3 .67%
APA Corp 56,586 2,103
Chevron Corp 328,707 53,836
ConocoPhillips 216,392 21,083
Coterra Energy Inc 134,809 4,124
Devon Energy Corp 102,688 6,454
Diamondback Energy Inc 27,912 3,573
EOG Resources Inc 97,988 10,898
Exxon Mobil Corp 704,749 68,311
Hess Corp 46,344 5,212
Marathon Oil Corp 118,395 2,936
Marathon Petroleum Corp 90,507 8,296
Occidental Petroleum Corp 148,949 9,794
Phillips 66 80,486 7,163
Pioneer Natural Resources Co 37,645 8,920
Valero Energy Corp 68,272 7,563
$ 220,266
Oil & Gas Services - 0 .29%
Baker Hughes Co 156,480 4,020
Halliburton Co 150,897 4,421
Schlumberger NV 236,467 8,757
$ 17,198
Packaging & Containers - 0 .21%
Amcor PLC 251,410 3,256
Ball Corp 53,500 3,928
Packaging Corp of America 15,676 2,204
Sealed Air Corp 24,440 1,494
Westrock Co 42,636 1,806
$ 12,688
Pharmaceuticals - 5 .98%
AbbVie Inc 295,632 42,426
AmerisourceBergen Corp 25,230 3,682
Becton Dickinson and Co 47,690 11,651
Bristol-Myers Squibb Co 356,188 26,280
Cardinal Health Inc 45,576 2,714
Cigna Corp 53,079 14,616
CVS Health Corp 219,377 20,990
Dexcom Inc
(d)
65,664 5,390
Eli Lilly & Co 131,938 43,499
Johnson & Johnson 440,226 76,828
McKesson Corp 24,321 8,308
Merck & Co Inc 423,062 37,796
Organon & Co 42,432 1,346
Pfizer Inc 938,689 47,413
Viatris Inc 202,818 1,965
COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
Zoetis Inc 78,735 $ 14,373
$ 359,277
Pipelines - 0 .29%
Kinder Morgan Inc 326,233 5,869
ONEOK Inc 74,717 4,464
Williams Cos Inc/The 203,769 6,946
$ 17,279
Real Estate - 0 .08%
CBRE Group Inc 54,684 4,682
REITs - 2 .74%
Alexandria Real Estate Equities Inc 24,848 4,119
American Tower Corp 77,742 21,055
AvalonBay Communities Inc 23,390 5,004
Boston Properties Inc 23,857 2,175
Camden Property Trust 17,820 2,514
Crown Castle International Corp 72,444 13,088
Digital Realty Trust Inc 47,624 6,308
Duke Realty Corp 64,318 4,024
Equinix Inc 15,227 10,716
Equity Residential 57,248 4,488
Essex Property Trust Inc 10,929 3,131
Extra Space Storage Inc 22,464 4,257
Federal Realty OP LP 11,957 1,263
Healthpeak Properties Inc 90,265 2,494
Host Hotels & Resorts Inc 119,579 2,130
Iron Mountain Inc 48,609 2,357
Kimco Realty Corp 103,389 2,286
Mid-America Apartment Communities Inc 19,310 3,586
Prologis Inc 123,844 16,417
Public Storage 25,548 8,339
Realty Income Corp 100,645 7,447
Regency Centers Corp 25,951 1,672
SBA Communications Corp 18,040 6,058
Simon Property Group Inc 54,930 5,968
UDR Inc 50,070 2,423
Ventas Inc 66,867 3,596
VICI Properties Inc 161,106 5,508
Vornado Realty Trust 26,624 809
Welltower Inc 75,946 6,557
Weyerhaeuser Co 124,553 4,524
$ 164,313
Retail - 4 .92%
Advance Auto Parts Inc 10,221 1,979
AutoZone Inc
(d)
3,322 7,100
Bath & Body Works Inc 39,899 1,418
Best Buy Co Inc 33,873 2,608
CarMax Inc
(d)
26,858 2,673
Chipotle Mexican Grill Inc
(d)
4,679 7,319
Costco Wholesale Corp 74,151 40,138
Darden Restaurants Inc 20,868 2,598
Dollar General Corp 38,275 9,509
Dollar Tree Inc
(d)
37,659 6,227
Domino's Pizza Inc 6,031 2,365
Genuine Parts Co 23,688 3,621
Home Depot Inc/The 172,880 52,027
Lowe's Cos Inc 110,604 21,184
McDonald's Corp 123,725 32,586
O'Reilly Automotive Inc
(d)
10,997 7,737
Ross Stores Inc 58,787 4,777
Starbucks Corp 191,872 16,267
Target Corp 77,362 12,639
TJX Cos Inc/The 196,480 12,017
Tractor Supply Co 18,718 3,584
Ulta Beauty Inc
(d)
8,739 3,399
Walgreens Boots Alliance Inc 119,940 4,752
Walmart Inc 234,873 31,015
Yum! Brands Inc 47,707 5,846
$ 295,385

Schedule of Investments
LargeCap S&P 500 Index Fund
July 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors - 5 .19%
Advanced Micro Devices Inc
(d)
271,107 $ 25,612
Analog Devices Inc 87,549 15,055
Applied Materials Inc 147,790 15,663
Broadcom Inc 68,306 36,577
Intel Corp 684,079 24,839
KLA Corp 24,968 9,576
Lam Research Corp 23,207 11,615
Microchip Technology Inc 93,014 6,405
Micron Technology Inc 186,814 11,556
Monolithic Power Systems Inc 7,335 3,409
NVIDIA Corp 418,914 76,087
NXP Semiconductors NV 43,927 8,077
ON Semiconductor Corp
(d)
72,691 4,854
Qorvo Inc
(d)
18,139 1,888
QUALCOMM Inc 187,373 27,180
Skyworks Solutions Inc 26,923 2,932
Teradyne Inc 26,802 2,704
Texas Instruments Inc 154,270 27,597
$ 311,626
Shipbuilding - 0 .02%
Huntington Ingalls Industries Inc 6,699 1,453
Software - 9 .70%
Activision Blizzard Inc 130,805 10,458
Adobe Inc
(d)
79,048 32,419
Akamai Technologies Inc
(d)
26,818 2,580
ANSYS Inc
(d)
14,552 4,060
Autodesk Inc
(d)
36,392 7,872
Broadridge Financial Solutions Inc 19,611 3,149
Cadence Design Systems Inc
(d)
46,134 8,585
Ceridian HCM Holding Inc
(d)
22,982 1,259
Citrix Systems Inc 20,865 2,116
Electronic Arts Inc 47,047 6,174
Fidelity National Information Services Inc 102,180 10,439
Fiserv Inc
(d)
97,327 10,286
Intuit Inc 47,314 21,583
Jack Henry & Associates Inc 12,189 2,532
Microsoft Corp 1,251,224 351,269
MSCI Inc 13,571 6,532
Oracle Corp 263,361 20,500
Paychex Inc 53,753 6,895
Paycom Software Inc
(d)
8,056 2,662
PTC Inc
(d)
17,612 2,173
Roper Technologies Inc 17,719 7,737
Salesforce Inc
(d)
166,213 30,586
ServiceNow Inc
(d)
33,537 14,980
Synopsys Inc
(d)
25,613 9,413
Take-Two Interactive Software Inc
(d)
26,447 3,510
Tyler Technologies Inc
(d)
6,939 2,769
$ 582,538
Telecommunications - 1 .99%
Arista Networks Inc
(d)
37,646 4,391
AT&T Inc 1,197,683 22,492
Cisco Systems Inc 694,983 31,531
Corning Inc 127,170 4,675
Juniper Networks Inc 54,053 1,515
Lumen Technologies Inc 155,543 1,694
Motorola Solutions Inc 27,989 6,678
T-Mobile US Inc
(d)
98,568 14,101
Verizon Communications Inc 702,589 32,453
$ 119,530
Toys, Games & Hobbies - 0 .03%
Hasbro Inc 21,928 1,726
Transportation - 1 .52%
CH Robinson Worldwide Inc 21,291 2,357
CSX Corp 363,749 11,760
Expeditors International of Washington Inc 28,065 2,982
FedEx Corp 39,891 9,298
JB Hunt Transport Services Inc 14,023 2,570
Norfolk Southern Corp 39,873 10,015
COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation (continued)
Old Dominion Freight Line Inc 15,361 $ 4,662
Union Pacific Corp 105,068 23,882
United Parcel Service Inc 122,869 23,946
$ 91,472
Water - 0 .08%
American Water Works Co Inc 30,406 4,726
TOTAL COMMON STOCKS $ 5,823,318
Total Investments $ 5,956,976
Other Assets and Liabilities -  0.80% 48,125
TOTAL NET ASSETS - 100.00% $ 6,005,101
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $0 or
0.00% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
Portfolio Summary  (unaudited)
Sector Percent
Technology 23 .38%
Consumer, Non-cyclical 20 .74%
Financial 14 .26%
Communications 12 .50%
Consumer, Cyclical 9 .31%
Industrial 7 .51%
Energy 4 .41%
Utilities 2 .91%
Basic Materials 1 .95%
Money Market Funds 1 .90%
Investment Companies 0 .33%
Other Assets and Liabilities
0 .80%
TOTAL NET ASSETS
100.00%

Schedule of Investments
LargeCap S&P 500 Index Fund
July 31, 2022 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2021 Purchases Sales July 31, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 1.14% $ 227,310 $ 1,126,249 $ 1,239,497 $ 114,062
$ 227,310 $ 1,126,249 $ 1,239,497 $ 114,062
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 1.14% $ 202 $ — $ — $ —
$ 202 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; September 2022 Long 584 $ 120,698 $ 9,311
Total $ 9,311
Amounts in thousands except contracts.

Schedule of Investments
LargeCap Value Fund III
July 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3 .44 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .35%
iShares Russell 1000 Value ETF 72,861 $ 11,259
Money Market Funds - 3 .09%
BlackRock Liquidity FedFund - Institutional
Class 1.88%
(a),(b)
2,131,156 2,132
Principal Government Money Market Fund -
Institutional Class 1.14%
(a),(c)
96,596,327 96,596
$ 98,728
TOTAL INVESTMENT COMPANIES $ 109,987
COMMON STOCKS - 96 .55 % Shares Held Value (000's)
Advertising - 0 .02%
Interpublic Group of Cos Inc/The 10,171 $ 304
Omnicom Group Inc 5,234 365
$ 669
Aerospace & Defense - 1 .17%
Boeing Co/The
(d)
9,780 1,558
Curtiss-Wright Corp 985 141
General Dynamics Corp 6,379 1,446
HEICO Corp 74 12
HEICO Corp - Class A 128 16
Hexcel Corp 2,116 128
Howmet Aerospace Inc 8,748 325
L3Harris Technologies Inc 114,755 27,538
Mercury Systems Inc
(d)
1,387 82
Northrop Grumman Corp 3,349 1,604
Raytheon Technologies Corp 38,523 3,591
Spirit AeroSystems Holdings Inc 157 5
Teledyne Technologies Inc
(d)
1,196 468
TransDigm Group Inc
(d)
834 519
$ 37,433
Agriculture - 0 .77%
Altria Group Inc 46,920 2,058
Archer-Daniels-Midland Co 14,501 1,200
Bunge Ltd 3,625 335
Darling Ingredients Inc
(d)
3,852 267
Philip Morris International Inc 212,624 20,656
$ 24,516
Airlines - 0 .04%
Alaska Air Group Inc
(d)
3,252 144
American Airlines Group Inc
(d)
16,708 229
Copa Holdings SA
(d)
846 57
JetBlue Airways Corp
(d)
8,373 71
Southwest Airlines Co
(d)
15,326 584
United Airlines Holdings Inc
(d)
8,440 310
$ 1,395
Apparel - 0 .05%
Capri Holdings Ltd
(d)
3,717 181
Carter's Inc 1,018 83
Columbia Sportswear Co 1,005 74
Deckers Outdoor Corp
(d)
81 25
Hanesbrands Inc 9,011 101
PVH Corp 1,783 111
Ralph Lauren Corp 1,147 113
Skechers USA Inc
(d)
2,946 112
Tapestry Inc 6,009 202
Under Armour Inc - Class A
(d)
5,162 48
Under Armour Inc - Class C
(d)
5,193 43
VF Corp 9,044 404
$ 1,497
Automobile Manufacturers - 0 .15%
Cummins Inc 3,646 807
Ford Motor Co 102,085 1,500
General Motors Co
(d)
37,667 1,366
Lucid Group Inc
(d),(e)
834 15
PACCAR Inc 8,830 808
Rivian Automotive Inc
(d)
4,607 158
$ 4,654
COMMON STOCKS (continued) Shares Held Value (000’s)
Automobile Parts & Equipment - 0 .04%
Allison Transmission Holdings Inc 521 $ 22
Aptiv PLC
(d)
5,240 550
BorgWarner Inc 6,177 238
Gentex Corp 6,079 171
Lear Corp 1,521 230
QuantumScape Corp
(d),(e)
6,330 68
$ 1,279
Banks - 9 .06%
Bank of America Corp 1,323,240 44,739
Bank of Hawaii Corp 1,010 81
Bank of New York Mellon Corp/The 19,012 826
Bank OZK 3,107 125
BOK Financial Corp 860 76
Citigroup Inc 51,073 2,651
Citizens Financial Group Inc 12,634 480
Comerica Inc 3,378 263
Commerce Bancshares Inc/MO 2,818 196
Cullen/Frost Bankers Inc 1,516 198
East West Bancorp Inc 3,588 257
Fifth Third Bancorp 17,633 602
First Citizens BancShares Inc/NC 238 180
First Hawaiian Inc 3,326 85
First Horizon Corp 13,690 306
First Republic Bank/CA 4,625 752
FNB Corp/PA 8,782 105
Goldman Sachs Group Inc/The 127,601 42,541
Huntington Bancshares Inc/OH 37,138 494
JPMorgan Chase & Co 75,566 8,717
KeyCorp 24,044 440
M&T Bank Corp 222,995 39,570
Morgan Stanley 33,056 2,787
Northern Trust Corp 249,441 24,890
PacWest Bancorp 2,993 84
Pinnacle Financial Partners Inc 1,877 148
PNC Financial Services Group Inc/The 175,605 29,139
Popular Inc 1,996 155
Prosperity Bancshares Inc 2,269 168
Regions Financial Corp 24,226 513
Signature Bank/New York NY 1,521 282
State Street Corp 9,494 674
SVB Financial Group
(d)
550 222
Synovus Financial Corp 3,668 148
Truist Financial Corp 34,434 1,738
Umpqua Holdings Corp 5,641 99
US Bancorp 428,915 20,245
Webster Financial Corp 4,614 214
Wells Fargo & Co 1,002,488 43,979
Western Alliance Bancorp 261,980 20,010
Wintrust Financial Corp 1,565 135
Zions Bancorp NA 3,774 206
$ 289,520
Beverages - 1 .83%
Boston Beer Co Inc/The
(d)
11 4
Brown-Forman Corp - A Shares 484 35
Brown-Forman Corp - B Shares 1,956 145
Coca-Cola Co/The 25,288 1,623
Coca-Cola Europacific Partners PLC 497,571 26,929
Constellation Brands Inc 4,005 986
Keurig Dr Pepper Inc 22,198 860
Molson Coors Beverage Co 4,528 271
Monster Beverage Corp
(d)
717 71
PepsiCo Inc 156,839 27,441
$ 58,365
Biotechnology - 0 .69%
Amgen Inc 2,212 547
Biogen Inc
(d)
3,772 811
BioMarin Pharmaceutical Inc
(d)
4,774 411
Bio-Rad Laboratories Inc
(d)
552 311
Certara Inc
(d)
1,221 28

Schedule of Investments
LargeCap Value Fund III
July 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Corteva Inc 18,756 $ 1,079
Exelixis Inc
(d)
1,269 27
Gilead Sciences Inc 239,389 14,303
Horizon Therapeutics Plc
(d)
406 34
Illumina Inc
(d)
4,066 881
Incyte Corp
(d)
712 55
Ionis Pharmaceuticals Inc
(d)
317 12
Mirati Therapeutics Inc
(d)
1,111 72
Moderna Inc
(d)
8,362 1,372
Regeneron Pharmaceuticals Inc
(d)
2,293 1,334
Royalty Pharma PLC 9,496 413
Ultragenyx Pharmaceutical Inc
(d)
441 24
United Therapeutics Corp
(d)
1,152 266
Vertex Pharmaceuticals Inc
(d)
370 104
$ 22,084
Building Materials - 0 .14%
Armstrong World Industries Inc 507 45
AZEK Co Inc/The
(d)
2,928 61
Builders FirstSource Inc
(d)
4,447 302
Carrier Global Corp 21,941 889
Eagle Materials Inc 171 22
Fortune Brands Home & Security Inc 2,212 154
Hayward Holdings Inc
(d)
1,796 21
Johnson Controls International plc 18,011 971
Lennox International Inc 832 199
Louisiana-Pacific Corp 1,901 121
Martin Marietta Materials Inc 1,467 517
Masco Corp 5,782 320
MDU Resources Group Inc 5,077 145
Mohawk Industries Inc
(d)
1,360 175
Owens Corning 2,530 235
Vulcan Materials Co 1,754 290
$ 4,467
Chemicals - 4 .63%
Air Products and Chemicals Inc 173,079 42,963
Albemarle Corp 1,468 359
Ashland Inc 1,300 131
Axalta Coating Systems Ltd
(d)
858,791 21,659
Celanese Corp 2,800 329
Chemours Co/The 1,582 56
Dow Inc 18,861 1,004
DuPont de Nemours Inc 324,533 19,871
Eastman Chemical Co 3,323 319
Ecolab Inc 774 128
Element Solutions Inc 5,832 115
FMC Corp 2,144 238
Huntsman Corp 685,670 19,857
International Flavors & Fragrances Inc 288,365 35,771
Linde PLC 10,280 3,104
LyondellBasell Industries NV 6,649 592
Mosaic Co/The 8,206 432
NewMarket Corp 179 56
Olin Corp 3,572 187
PPG Industries Inc 2,860 370
RPM International Inc 3,132 283
Westlake Corp 851 83
$ 147,907
Commercial Services - 1 .24%
ADT Inc 5,394 39
Affirm Holdings Inc
(d),(e)
4,538 122
AMERCO 226 121
Aramark 848,679 28,346
Automatic Data Processing Inc 885 213
Avis Budget Group Inc
(d)
767 140
Block Inc
(d)
13,396 1,019
Bright Horizons Family Solutions Inc
(d)
1,095 103
Cintas Corp 152 65
Clarivate PLC
(d)
12,551 182
CoStar Group Inc
(d)
8,713 632
COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
Driven Brands Holdings Inc
(d)
1,444 $ 44
Dun & Bradstreet Holdings Inc 6,500 102
Equifax Inc 1,572 328
Euronet Worldwide Inc
(d)
308 30
FTI Consulting Inc
(d)
505 83
Global Payments Inc 7,231 885
Grand Canyon Education Inc
(d)
822 79
GXO Logistics Inc
(d)
2,432 117
H&R Block Inc 739 30
Hertz Global Holdings Inc
(d),(e)
6,024 129
ManpowerGroup Inc 1,367 107
Mister Car Wash Inc
(d),(e)
309 4
Moody's Corp 225 70
Morningstar Inc 68 17
Nielsen Holdings PLC 9,071 217
PayPal Holdings Inc
(d)
20,753 1,796
Quanta Services Inc 1,670 232
Robert Half International Inc 364 29
Rollins Inc 459 18
S&P Global Inc 8,796 3,315
Service Corp International/US 3,994 297
Terminix Global Holdings Inc
(d)
3,060 137
TransUnion 1,328 105
United Rentals Inc
(d)
999 322
WEX Inc
(d)
320 53
WillScot Mobile Mini Holdings Corp
(d)
2,621 101
$ 39,629
Computers - 1 .78%
Amdocs Ltd 3,169 276
CACI International Inc
(d)
98,116 29,660
Cognizant Technology Solutions Corp 340,449 23,136
Dell Technologies Inc 5,860 264
DXC Technology Co
(d)
6,326 200
Genpact Ltd 2,204 106
Hewlett Packard Enterprise Co 33,611 479
HP Inc 14,758 493
International Business Machines Corp 7,740 1,012
KBR Inc 1,260 67
Kyndryl Holdings Inc
(d)
4,659 49
Leidos Holdings Inc 3,554 380
Lumentum Holdings Inc
(d)
1,830 166
NCR Corp
(d)
3,114 101
Science Applications International Corp 1,456 141
Western Digital Corp
(d)
8,111 398
$ 56,928
Consumer Products - 0 .04%
Avery Dennison Corp 810 154
Church & Dwight Co Inc 3,437 303
Clorox Co/The 544 77
Kimberly-Clark Corp 3,546 467
Reynolds Consumer Products Inc 1,460 43
Spectrum Brands Holdings Inc 1,011 70
$ 1,114
Cosmetics & Personal Care - 0 .18%
Colgate-Palmolive Co 8,256 650
Coty Inc
(d)
9,122 67
Procter & Gamble Co/The 35,541 4,937
$ 5,654
Distribution & Wholesale - 0 .02%
Core & Main Inc
(d)
1,021 25
IAA Inc
(d)
589 22
Leslie's Inc
(d)
355 5
LKQ Corp 6,861 376
SiteOne Landscape Supply Inc
(d)
450 63
Univar Solutions Inc
(d)
4,279 116
Watsco Inc 401 110
WESCO International Inc
(d)
540 69
$ 786

Schedule of Investments
LargeCap Value Fund III
July 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services - 2 .82%
Affiliated Managers Group Inc 992 $ 125
Air Lease Corp 2,709 101
Ally Financial Inc 8,352 276
American Express Co 147,684 22,746
Ameriprise Financial Inc 1,028 277
Apollo Global Management Inc 2,828 162
BlackRock Inc 3,885 2,600
Capital One Financial Corp 10,247 1,125
Cboe Global Markets Inc 2,738 338
Charles Schwab Corp/The 416,512 28,760
CME Group Inc 9,288 1,853
Coinbase Global Inc
(d),(e)
4,009 252
Credit Acceptance Corp
(d),(e)
162 93
Discover Financial Services 7,262 733
Evercore Inc - Class A 998 100
Franklin Resources Inc 7,280 200
Interactive Brokers Group Inc - A Shares 2,400 141
Intercontinental Exchange Inc 14,292 1,458
Invesco Ltd 9,658 171
Janus Henderson Group PLC 3,562 92
Jefferies Financial Group Inc 5,516 180
Lazard Ltd
(e)
2,565 97
Nasdaq Inc 2,965 536
OneMain Holdings Inc 2,948 110
Raymond James Financial Inc 4,633 456
Rocket Cos Inc
(e)
1,340 13
SEI Investments Co 2,697 149
SLM Corp 7,031 110
SoFi Technologies Inc
(d),(e)
20,550 130
Stifel Financial Corp 2,740 164
Synchrony Financial 12,929 433
T Rowe Price Group Inc 5,789 715
Tradeweb Markets Inc 1,025 72
Upstart Holdings Inc
(d),(e)
1,534 37
UWM Holdings Corp
(e)
643 2
Virtu Financial Inc 2,508 59
Visa Inc 118,940 25,228
Western Union Co/The 6,608 112
$ 90,206
Electric - 4 .09%
AES Corp/The 14,156 315
Alliant Energy Corp 6,486 395
Ameren Corp 6,660 620
American Electric Power Co Inc 13,314 1,312
Avangrid Inc 1,831 89
Brookfield Renewable Corp 3,301 129
CenterPoint Energy Inc 16,304 517
CMS Energy Corp 7,491 515
Consolidated Edison Inc 9,185 912
Constellation Energy Corp 8,451 559
Dominion Energy Inc 21,006 1,722
DTE Energy Co 207,258 27,006
Duke Energy Corp 19,945 2,193
Edison International 9,730 659
Entergy Corp 5,252 605
Evergy Inc 5,764 393
Eversource Energy 8,919 787
Exelon Corp 25,368 1,179
FirstEnergy Corp 14,054 578
Hawaiian Electric Industries Inc 2,720 115
IDACORP Inc 1,278 143
NextEra Energy Inc 374,585 31,648
NRG Energy Inc 6,103 230
OGE Energy Corp 5,089 209
PG&E Corp
(d)
40,144 436
Pinnacle West Capital Corp 337,750 24,814
PPL Corp 18,991 552
Public Service Enterprise Group Inc 12,888 846
Sempra Energy 8,146 1,351
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
Southern Co/The 27,491 $ 2,114
Vistra Corp 4,664 121
WEC Energy Group Inc 255,812 26,556
Xcel Energy Inc 14,116 1,033
$ 130,653
Electrical Components & Equipment - 0 .06%
Acuity Brands Inc 872 159
AMETEK Inc 5,962 736
Emerson Electric Co 10,415 938
Littelfuse Inc 633 177
$ 2,010
Electronics - 1 .04%
Agilent Technologies Inc 797 107
Allegion plc 471 50
Amphenol Corp 3,729 288
Arrow Electronics Inc
(d)
1,616 207
Avnet Inc 2,515 120
Fortive Corp 9,282 598
Garmin Ltd 3,988 389
Honeywell International Inc 155,198 29,869
Hubbell Inc 1,368 300
II-VI Inc
(d)
2,719 143
Jabil Inc 655 39
Keysight Technologies Inc
(d)
346 56
National Instruments Corp 2,941 112
nVent Electric PLC 4,190 148
Sensata Technologies Holding PLC 3,924 175
TD SYNNEX Corp 1,123 113
Trimble Inc
(d)
6,461 449
Vontier Corp 1,567 40
Woodward Inc 1,557 163
$ 33,366
Energy - Alternate Sources - 0 .02%
First Solar Inc
(d)
2,747 273
Plug Power Inc
(d)
6,756 144
Sunrun Inc
(d)
5,357 175
$ 592
Engineering & Construction - 0 .79%
AECOM 343,317 24,719
Jacobs Engineering Group Inc 3,306 454
MasTec Inc
(d)
1,508 119
TopBuild Corp
(d)
151 32
$ 25,324
Entertainment - 0 .03%
AMC Entertainment Holdings Inc
(d),(e)
13,366 195
Caesars Entertainment Inc
(d)
1,666 76
Live Nation Entertainment Inc
(d)
1,992 187
Madison Square Garden Sports Corp
(d)
243 37
Marriott Vacations Worldwide Corp 1,045 143
Penn National Gaming Inc
(d)
4,147 143
Six Flags Entertainment Corp
(d)
1,279 29
Vail Resorts Inc 54 13
$ 823
Environmental Control - 0 .04%
Clean Harbors Inc
(d)
1,304 127
Pentair PLC 4,199 205
Republic Services Inc 4,996 693
Stericycle Inc
(d)
2,317 109
Tetra Tech Inc 809 124
Waste Management Inc 676 111
$ 1,369
Food - 1 .10%
Albertsons Cos Inc 4,102 110
Campbell Soup Co 5,014 248
Conagra Brands Inc 12,180 417
Flowers Foods Inc 4,739 135
General Mills Inc 15,595 1,166
Grocery Outlet Holding Corp
(d)
2,199 94

Schedule of Investments
LargeCap Value Fund III
July 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Food (continued)
Hershey Co/The 522 $ 119
Hormel Foods Corp 7,417 366
Ingredion Inc 1,705 155
J M Smucker Co/The 2,686 355
Kellogg Co 2,952 218
Kraft Heinz Co/The 18,090 666
Kroger Co/The 16,972 788
McCormick & Co Inc/MD 308,004 26,905
Mondelez International Inc 35,793 2,292
Performance Food Group Co
(d)
2,716 135
Pilgrim's Pride Corp
(d)
714 22
Post Holdings Inc
(d)
1,438 125
Seaboard Corp 7 29
Tyson Foods Inc 7,371 649
US Foods Holding Corp
(d)
5,756 181
$ 35,175
Forest Products & Paper - 0 .01%
International Paper Co 9,578 410
Gas - 0 .04%
Atmos Energy Corp 3,616 439
National Fuel Gas Co 2,083 151
NiSource Inc 10,413 316
UGI Corp 5,298 229
$ 1,135
Hand & Machine Tools - 0 .68%
MSA Safety Inc 585 75
Regal Rexnord Corp 1,731 232
Snap-on Inc 1,343 301
Stanley Black & Decker Inc 217,555 21,175
$ 21,783
Healthcare - Products - 2 .28%
10X Genomics Inc
(d)
242 10
Abbott Laboratories 38,558 4,197
Align Technology Inc
(d)
505 142
Avantor Inc
(d)
1,115 32
Baxter International Inc 10,998 645
Boston Scientific Corp
(d)
36,962 1,517
Cooper Cos Inc/The 1,255 410
Danaher Corp 106,338 30,994
DENTSPLY SIRONA Inc 5,475 198
Envista Holdings Corp
(d)
4,335 176
Exact Sciences Corp
(d)
3,702 167
Globus Medical Inc
(d)
1,882 111
Henry Schein Inc
(d)
3,547 280
Hologic Inc
(d)
6,365 454
ICU Medical Inc
(d)
424 75
Integra LifeSciences Holdings Corp
(d)
1,812 100
Intuitive Surgical Inc
(d)
729 168
Masimo Corp
(d)
304 44
Medtronic PLC 265,631 24,577
Natera Inc
(d)
150 7
PerkinElmer Inc 3,263 500
QIAGEN NV
(d)
5,868 291
QuidelOrtho Corp
(d)
1,276 130
Repligen Corp
(d)
409 87
STERIS PLC 2,203 497
Stryker Corp 4,231 909
Tandem Diabetes Care Inc
(d)
123 8
Teleflex Inc 1,211 291
Thermo Fisher Scientific Inc 8,900 5,326
Zimmer Biomet Holdings Inc 5,429 599
$ 72,942
Healthcare - Services - 4 .40%
Acadia Healthcare Co Inc
(d)
2,302 191
agilon health Inc
(d)
144 4
Amedisys Inc
(d)
824 99
Catalent Inc
(d)
3,007 340
Centene Corp
(d)
15,059 1,400
Charles River Laboratories International Inc
(d)
91 23
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Services (continued)
Chemed Corp 243 $ 117
Elevance Health Inc 93,185 44,459
Encompass Health Corp 2,531 128
Enhabit Inc
(d)
1,265 22
Ginkgo Bioworks Holdings Inc
(d),(e)
16,919 48
HCA Healthcare Inc 5,482 1,165
Humana Inc 963 464
Laboratory Corp of America Holdings 2,396 628
Molina Healthcare Inc
(d)
334 109
Oak Street Health Inc
(d)
3,010 87
Quest Diagnostics Inc 3,027 413
Syneos Health Inc
(d)
2,239 177
Teladoc Health Inc
(d)
3,810 140
Tenet Healthcare Corp
(d)
2,747 182
UnitedHealth Group Inc 166,393 90,242
Universal Health Services Inc 1,679 189
$ 140,627
Home Builders - 0 .04%
DR Horton Inc 3,978 311
Lennar Corp - A Shares 6,581 559
Lennar Corp - B Shares 443 30
NVR Inc
(d)
22 97
PulteGroup Inc 3,725 163
Thor Industries Inc 1,367 115
Toll Brothers Inc 1,370 67
$ 1,342
Home Furnishings - 0 .02%
Dolby Laboratories Inc 1,615 125
Leggett & Platt Inc 3,358 133
Tempur Sealy International Inc 4,428 122
Whirlpool Corp 1,449 250
$ 630
Housewares - 0 .01%
Newell Brands Inc 9,579 193
Scotts Miracle-Gro Co/The 684 61
$ 254
Insurance - 5 .80%
Aflac Inc 16,534 947
Alleghany Corp
(d)
289 242
Allstate Corp/The 233,666 27,332
American Financial Group Inc/OH 1,707 228
American International Group Inc 765,203 39,615
Aon PLC 315 92
Arch Capital Group Ltd
(d)
6,296 279
Arthur J Gallagher & Co 4,771 854
Assurant Inc 1,313 231
Assured Guaranty Ltd 1,592 93
Axis Capital Holdings Ltd 1,947 98
Berkshire Hathaway Inc - Class B
(d)
180,900 54,379
Brighthouse Financial Inc
(d)
1,957 85
Brown & Brown Inc 5,651 368
Chubb Ltd 10,921 2,060
Cincinnati Financial Corp 4,026 392
CNA Financial Corp 822 35
Equitable Holdings Inc 9,905 282
Erie Indemnity Co 167 34
Everest Re Group Ltd 695 182
Fidelity National Financial Inc 6,879 275
First American Financial Corp 2,634 153
Globe Life Inc 2,341 236
Hanover Insurance Group Inc/The 916 125
Hartford Financial Services Group Inc/The 8,456 545
Kemper Corp 1,672 78
Lincoln National Corp 3,516 180
Loews Corp 5,287 308
Markel Corp
(d)
267 346
Marsh & McLennan Cos Inc 1,388 227
MetLife Inc 17,759 1,123
MGIC Investment Corp 8,058 114

Schedule of Investments
LargeCap Value Fund III
July 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Old Republic International Corp 7,520 $ 175
Primerica Inc 984 127
Progressive Corp/The 243,243 27,987
Prudential Financial Inc 9,712 971
Reinsurance Group of America Inc 1,722 199
RenaissanceRe Holdings Ltd 509 66
Travelers Cos Inc/The 6,201 984
Unum Group 5,177 167
Voya Financial Inc 2,627 158
W R Berkley Corp 5,326 333
White Mountains Insurance Group Ltd 72 89
Willis Towers Watson PLC 109,179 22,594
$ 185,388
Internet - 2 .06%
Alphabet Inc - A Shares
(d)
244,098 28,394
Alphabet Inc - C Shares
(d)
18,500 2,158
DoorDash Inc - Class A
(d)
741 52
eBay Inc 12,611 613
F5 Inc
(d)
1,563 262
GoDaddy Inc
(d)
3,610 268
IAC/InterActiveCorp
(d)
2,053 141
Lyft Inc
(d)
1,581 22
Mandiant Inc
(d)
5,938 135
Match Group Inc
(d)
461 34
Meta Platforms Inc
(d)
190,732 30,346
Netflix Inc
(d)
6,223 1,399
NortonLifeLock Inc 9,377 230
Okta Inc
(d)
2,773 273
Opendoor Technologies Inc
(d)
9,559 47
Pinterest Inc
(d)
11,719 228
Robinhood Markets Inc
(d),(e)
14,368 130
Roku Inc
(d)
2,220 145
TripAdvisor Inc
(d)
2,424 46
Twitter Inc
(d)
1,428 59
Uber Technologies Inc
(d)
6,554 154
VeriSign Inc
(d)
2,215 419
Wayfair Inc
(d),(e)
727 39
Wix.com Ltd
(d)
306 18
Zillow Group Inc - A Shares
(d)
1,412 49
Zillow Group Inc - C Shares
(d)
3,980 139
$ 65,800
Iron & Steel - 0 .06%
Cleveland-Cliffs Inc
(d)
13,409 238
Nucor Corp 6,887 935
Reliance Steel & Aluminum Co 1,572 299
Steel Dynamics Inc 4,627 360
United States Steel Corp 6,536 155
$ 1,987
Leisure Products & Services - 0 .03%
Brunswick Corp/DE 1,631 131
Carnival Corp
(d)
22,449 203
Harley-Davidson Inc 3,478 131
Norwegian Cruise Line Holdings Ltd
(d)
9,852 120
Peloton Interactive Inc
(d)
7,700 73
Planet Fitness Inc
(d)
573 45
Polaris Inc 378 44
Royal Caribbean Cruises Ltd
(d)
5,699 221
$ 968
Lodging - 0 .81%
Boyd Gaming Corp 2,072 115
Hilton Worldwide Holdings Inc 1,965 252
Hyatt Hotels Corp
(d)
1,247 103
Las Vegas Sands Corp
(d)
663,575 25,010
MGM Resorts International 9,206 301
Travel + Leisure Co 763 33
Wyndham Hotels & Resorts Inc 715 50
Wynn Resorts Ltd
(d)
2,400 152
$ 26,016
COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Construction & Mining - 0 .70%
BWX Technologies Inc 1,438 $ 82
Caterpillar Inc 1,781 353
Oshkosh Corp 1,721 148
Vertiv Holdings Co 1,905,751 21,763
$ 22,346
Machinery - Diversified - 1 .22%
AGCO Corp 1,417 154
Cognex Corp 308 16
Crane Holdings Co 1,249 124
Deere & Co 100,940 34,641
Dover Corp 3,722 498
Enovis Corp
(d)
1,250 75
Esab Corp 1,250 51
Flowserve Corp 3,310 112
Gates Industrial Corp PLC
(d)
2,557 31
Graco Inc 1,363 91
IDEX Corp 1,615 337
Ingersoll Rand Inc 10,613 528
Middleby Corp/The
(d)
1,307 189
Nordson Corp 1,148 265
Otis Worldwide Corp 9,616 752
Rockwell Automation Inc 977 249
Westinghouse Air Brake Technologies Corp 4,683 438
Xylem Inc/NY 3,984 367
$ 38,918
Media - 1 .46%
Altice USA Inc
(d)
878,173 9,230
Cable One Inc 62 85
Comcast Corp - Class A 802,922 30,126
DISH Network Corp
(d)
6,258 109
Fox Corp - A Shares 8,026 266
Fox Corp - B Shares 3,890 120
Liberty Broadband Corp - A Shares
(d)
287 31
Liberty Broadband Corp - C Shares
(d)
1,784 194
Liberty Media Corp-Liberty Formula One - A
Shares
(d)
482 30
Liberty Media Corp-Liberty Formula One - C
Shares
(d)
4,610 312
Liberty Media Corp-Liberty SiriusXM - A Shares 1,401 56
Liberty Media Corp-Liberty SiriusXM - C Shares
(d)
2,891 115
New York Times Co/The 4,140 132
News Corp - A Shares 9,882 169
News Corp - B Shares 3,260 56
Nexstar Media Group Inc 926 174
Paramount Global - Class A
(e)
241 7
Paramount Global - Class B 14,921 353
Sirius XM Holdings Inc
(e)
18,340 122
Walt Disney Co/The
(d)
44,041 4,673
Warner Bros Discovery Inc
(d)
16,239 244
$ 46,604
Metal Fabrication & Hardware - 0 .01%
Timken Co/The 1,607 105
Valmont Industries Inc 467 127
$ 232
Mining - 0 .08%
Alcoa Corp 4,703 239
Freeport-McMoRan Inc 37,430 1,181
Newmont Corp 20,573 932
Royal Gold Inc 1,584 166
Southern Copper Corp 753 37
SSR Mining Inc 5,481 90
$ 2,645
Miscellaneous Manufacturers - 1 .57%
3M Co 14,699 2,106
A O Smith Corp 2,518 159
Axon Enterprise Inc
(d)
392 43
Carlisle Cos Inc 207 61
Donaldson Co Inc 2,655 145

Schedule of Investments
LargeCap Value Fund III
July 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Miscellaneous Manufacturers (continued)
Eaton Corp PLC 295,155 $ 43,798
General Electric Co 26,781 1,979
Illinois Tool Works Inc 817 170
ITT Inc 2,195 165
Parker-Hannifin Corp 2,560 740
Textron Inc 5,564 365
Trane Technologies PLC 2,530 372
$ 50,103
Office & Business Equipment - 0 .01%
Zebra Technologies Corp
(d)
796 285
Oil & Gas - 8 .60%
Antero Resources Corp
(d)
2,650 105
APA Corp 8,721 324
Chesapeake Energy Corp 3,297 311
Chevron Corp 182,224 29,844
ConocoPhillips 308,263 30,034
Continental Resources Inc/OK 229 16
Coterra Energy Inc 17,216 527
Devon Energy Corp 191,474 12,034
Diamondback Energy Inc 1,966 252
EOG Resources Inc 220,651 24,541
EQT Corp 9,534 420
Exxon Mobil Corp 109,219 10,587
Hess Corp 443,949 49,931
HF Sinclair Corp 3,801 182
Marathon Oil Corp 18,255 453
Marathon Petroleum Corp 13,989 1,282
Occidental Petroleum Corp 3,686 242
Ovintiv Inc 1,923 98
PDC Energy Inc 1,133 74
Phillips 66 537,848 47,869
Pioneer Natural Resources Co 146,316 34,669
Range Resources Corp
(d)
2,309 76
Southwestern Energy Co
(d)
26,741 189
Valero Energy Corp 276,737 30,654
$ 274,714
Oil & Gas Services - 0 .45%
Baker Hughes Co 23,961 616
Halliburton Co 419,695 12,297
NOV Inc 10,124 188
Schlumberger NV 36,588 1,355
$ 14,456
Packaging & Containers - 0 .07%
Amcor PLC 38,815 503
AptarGroup Inc 1,739 187
Ardagh Group SA
(f)
412 —
Ardagh Metal Packaging SA 2,962 20
Ball Corp 4,888 359
Berry Global Group Inc
(d)
1,744 100
Crown Holdings Inc 362 37
Graphic Packaging Holding Co 1,809 40
Packaging Corp of America 2,383 335
Silgan Holdings Inc 2,105 94
Sonoco Products Co 2,547 162
Westrock Co 6,652 282
$ 2,119
Pharmaceuticals - 8 .14%
Becton Dickinson and Co 136,356 33,313
Bristol-Myers Squibb Co 55,194 4,072
Cardinal Health Inc 7,049 420
Cigna Corp 6,804 1,874
CVS Health Corp 621,520 59,467
Elanco Animal Health Inc
(d)
11,518 233
Eli Lilly & Co 4,059 1,338
Jazz Pharmaceuticals PLC
(d)
1,588 248
Johnson & Johnson 290,086 50,626
McKesson Corp 46,629 15,928
Merck & Co Inc 555,536 49,632
Organon & Co 6,574 208
COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
Perrigo Co PLC 830,115 $ 34,756
Pfizer Inc 146,427 7,396
Premier Inc 3,096 119
Viatris Inc 31,354 304
$ 259,934
Pipelines - 0 .10%
Antero Midstream Corp 8,411 85
Cheniere Energy Inc 2,783 416
DT Midstream Inc 2,428 133
Kinder Morgan Inc 51,441 925
ONEOK Inc 10,205 610
Williams Cos Inc/The 31,527 1,075
$ 3,244
Private Equity - 0 .84%
Blackstone Inc 254,037 25,930
Carlyle Group Inc/The 5,354 208
KKR & Co Inc 14,803 821
$ 26,959
Real Estate - 0 .02%
CBRE Group Inc 4,371 374
Howard Hughes Corp/The
(d)
1,118 79
Jones Lang LaSalle Inc
(d)
1,285 245
WeWork Inc
(d),(e)
3,349 16
$ 714
REITs - 4 .17%
AGNC Investment Corp 13,245 167
Alexandria Real Estate Equities Inc 175,740 29,135
American Campus Communities Inc 3,582 234
American Homes 4 Rent 7,940 301
American Tower Corp 2,798 758
Americold Realty Trust Inc 7,023 230
Annaly Capital Management Inc 40,308 277
Apartment Income REIT Corp 3,730 169
AvalonBay Communities Inc 3,613 773
Boston Properties Inc 4,054 370
Brixmor Property Group Inc 7,541 175
Camden Property Trust 2,457 347
Cousins Properties Inc 3,764 116
CubeSmart 5,771 265
Digital Realty Trust Inc 7,351 974
Douglas Emmett Inc 4,233 100
Duke Realty Corp 9,924 621
EastGroup Properties Inc 1,061 181
EPR Properties 1,919 103
Equinix Inc 579 407
Equity LifeStyle Properties Inc 1,777 131
Equity Residential 9,583 751
Essex Property Trust Inc 1,680 481
Extra Space Storage Inc 3,008 570
Federal Realty OP LP 2,073 219
First Industrial Realty Trust Inc 3,428 178
Gaming and Leisure Properties Inc 6,120 318
Healthcare Realty Trust Inc 9,798 257
Healthpeak Properties Inc 13,951 385
Highwoods Properties Inc 2,618 93
Host Hotels & Resorts Inc 18,316 326
Hudson Pacific Properties Inc 3,941 59
Invitation Homes Inc 15,792 616
Iron Mountain Inc 1,874 91
JBG SMITH Properties 3,098 79
Kilroy Realty Corp 2,921 158
Kimco Realty Corp 15,636 346
Lamar Advertising Co 309 31
Life Storage Inc 2,195 276
Medical Properties Trust Inc 15,364 265
Mid-America Apartment Communities Inc 2,969 551
National Retail Properties Inc 4,653 222
National Storage Affiliates Trust 2,193 120
New Residential Investment Corp 10,901 119

Schedule of Investments
LargeCap Value Fund III
July 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Omega Healthcare Investors Inc 5,919 $ 184
Park Hotels & Resorts Inc 5,906 92
Prologis Inc 134,628 17,846
Public Storage 833 272
Rayonier Inc 3,709 140
Realty Income Corp 15,580 1,153
Regency Centers Corp 4,432 286
Rexford Industrial Realty Inc 4,333 283
SBA Communications Corp 2,130 715
Simon Property Group Inc 4,346 472
SL Green Realty Corp 1,691 84
Spirit Realty Capital Inc 3,460 153
Starwood Property Trust Inc 7,554 178
STORE Capital Corp 6,556 190
Sun Communities Inc 3,083 506
UDR Inc 8,208 397
Ventas Inc 10,331 556
VICI Properties Inc 1,904,825 65,126
Vornado Realty Trust 4,466 136
Welltower Inc 11,737 1,013
Weyerhaeuser Co 19,266 700
WP Carey Inc 4,891 437
$ 133,264
Retail - 7 .21%
Advance Auto Parts Inc 189,609 36,712
AutoNation Inc
(d)
1,043 124
AutoZone Inc
(d)
47 100
Bath & Body Works Inc 6,179 220
Best Buy Co Inc 3,573 275
BJ's Wholesale Club Holdings Inc
(d)
1,277 86
Burlington Stores Inc
(d)
110 16
CarMax Inc
(d)
3,669 365
Casey's General Stores Inc 957 194
Darden Restaurants Inc 869 108
Dick's Sporting Goods Inc 1,435 134
Dollar General Corp 261,447 64,951
Dollar Tree Inc
(d)
3,794 627
Domino's Pizza Inc 250 98
Freshpet Inc
(d)
516 28
GameStop Corp
(d),(e)
6,936 236
Gap Inc/The 5,409 52
Genuine Parts Co 3,301 505
Home Depot Inc/The 100,533 30,255
Kohl's Corp 3,311 96
Lithia Motors Inc 48,085 12,756
Lowe's Cos Inc 69,264 13,266
Macy's Inc 7,359 130
McDonald's Corp 14,492 3,817
MSC Industrial Direct Co Inc 1,208 100
Nordstrom Inc
(e)
494 12
Ollie's Bargain Outlet Holdings Inc
(d)
1,532 90
O'Reilly Automotive Inc
(d)
41,332 29,080
Penske Automotive Group Inc 709 81
Petco Health & Wellness Co Inc
(d),(e)
2,077 29
RH
(d)
279 78
Ross Stores Inc 5,144 418
Starbucks Corp 19,010 1,612
Target Corp 5,386 880
Victoria's Secret & Co
(d)
609 22
Walgreens Boots Alliance Inc 18,570 736
Walmart Inc 235,666 31,120
Williams-Sonoma Inc 375 54
Yum! Brands Inc 6,558 804
$ 230,267
Savings & Loans - 0 .01%
New York Community Bancorp Inc
(e)
12,060 128
TFS Financial Corp 1,395 20
$ 148
COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors - 3 .90%
Advanced Micro Devices Inc
(d)
8,868 $ 838
Analog Devices Inc 10,803 1,858
ASML Holding NV - NY Reg Shares 48,492 27,856
Azenta Inc 1,913 131
Broadcom Inc 64,959 34,784
Cirrus Logic Inc
(d)
1,479 126
GLOBALFOUNDRIES Inc
(d),(e)
1,222 63
Intel Corp 106,017 3,849
IPG Photonics Corp
(d)
896 95
Marvell Technology Inc 21,967 1,223
Microchip Technology Inc 494,442 34,047
Micron Technology Inc 23,430 1,449
MKS Instruments Inc 1,433 169
ON Semiconductor Corp
(d)
4,222 282
Qorvo Inc
(d)
2,797 291
QUALCOMM Inc 106,525 15,453
Skyworks Solutions Inc 4,159 453
Teradyne Inc 382 39
Texas Instruments Inc 7,523 1,346
Wolfspeed Inc
(d)
2,988 249
$ 124,601
Shipbuilding - 0 .01%
Huntington Ingalls Industries Inc 793 172
Software - 3 .75%
Activision Blizzard Inc 20,117 1,608
Akamai Technologies Inc
(d)
4,101 395
ANSYS Inc
(d)
1,064 297
Bill.com Holdings Inc
(d)
2,522 341
Black Knight Inc
(d)
3,626 238
Broadridge Financial Solutions Inc 285 46
CCC Intelligent Solutions Holdings Inc
(d),(e)
2,670 27
Ceridian HCM Holding Inc
(d)
2,867 157
Change Healthcare Inc
(d)
5,987 145
Citrix Systems Inc 1,727 175
Concentrix Corp 1,122 150
Coupa Software Inc
(d)
862 56
Definitive Healthcare Corp
(d)
191 5
DoubleVerify Holdings Inc
(d)
166 4
Doximity Inc
(d),(e)
1,322 56
Dropbox Inc - A Shares
(d)
488 11
Electronic Arts Inc 172,188 22,596
Fidelity National Information Services Inc 339,995 34,734
Fiserv Inc
(d)
14,057 1,486
Guidewire Software Inc
(d)
2,111 164
Informatica Inc
(d),(e)
773 18
Jamf Holding Corp
(d)
230 6
Manhattan Associates Inc
(d)
621 87
Microsoft Corp 122,333 34,344
MSCI Inc 504 243
nCino Inc
(d)
1,166 38
Nutanix Inc
(d)
2,604 39
Oracle Corp 201,400 15,677
Paycor HCM Inc
(d)
1,217 32
Playtika Holding Corp
(d)
277 3
Procore Technologies Inc
(d)
447 23
Roper Technologies Inc 2,732 1,193
Salesforce Inc
(d)
19,595 3,606
SentinelOne Inc
(d)
1,312 33
Signify Health Inc
(d)
1,789 31
Snowflake Inc - Class A
(d)
310 46
SS&C Technologies Holdings Inc 5,773 342
Take-Two Interactive Software Inc
(d)
704 93
Teradata Corp
(d)
1,232 47
Twilio Inc
(d)
2,760 234
Tyler Technologies Inc
(d)
144 57
UiPath Inc
(d)
8,762 161
Unity Software Inc
(d),(e)
1,759 66
VMware Inc 2,773 322

Schedule of Investments
LargeCap Value Fund III
July 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Zoom Video Communications Inc
(d)
3,239 $ 336
$ 119,768
Telecommunications - 3 .55%
AT&T Inc 1,717,371 32,252
Ciena Corp
(d)
3,888 201
Cisco Systems Inc 107,716 4,887
Corning Inc 18,386 676
Frontier Communications Parent Inc
(d)
6,333 164
Juniper Networks Inc 8,169 229
Lumen Technologies Inc 26,579 289
Motorola Solutions Inc 4,260 1,016
Switch Inc 1,523 51
T-Mobile US Inc
(d)
478,575 68,465
Ubiquiti Inc
(e)
107 32
Verizon Communications Inc 108,888 5,030
Viasat Inc
(d)
1,869 62
$ 113,354
Toys, Games & Hobbies - 0 .01%
Hasbro Inc 3,450 272
Mattel Inc
(d)
4,707 109
$ 381
Transportation - 2 .56%
CH Robinson Worldwide Inc 2,372 263
CSX Corp 42,086 1,361
Expeditors International of Washington Inc 2,982 317
FedEx Corp 6,215 1,449
JB Hunt Transport Services Inc 229,408 42,043
Kirby Corp
(d)
1,530 97
Knight-Swift Transportation Holdings Inc 4,047 222
Landstar System Inc 123 19
Norfolk Southern Corp 6,158 1,547
Ryder System Inc 1,278 100
Schneider National Inc 1,473 37
Union Pacific Corp 148,881 33,841
United Parcel Service Inc 2,054 400
XPO Logistics Inc
(d)
2,445 146
$ 81,842
Water - 0 .03%
American Water Works Co Inc 4,707 732
Essential Utilities Inc 5,986 311
$ 1,043
TOTAL COMMON STOCKS $ 3,084,810
Total Investments $ 3,194,797
Other Assets and Liabilities -  0.01% 393
TOTAL NET ASSETS - 100.00% $ 3,195,190
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $2,132 or
0.07% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $2,107 or 0.07% of net assets.
(f) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
Portfolio Summary  (unaudited)
Sector Percent
Financial 22 .72%
Consumer, Non-cyclical 20 .67%
Industrial 10 .06%
Technology 9 .44%
Energy 9 .17%
Consumer, Cyclical 8 .46%
Communications 7 .09%
Basic Materials 4 .78%
Utilities 4 .16%
Money Market Funds 3 .09%
Investment Companies 0 .35%
Other Assets and Liabilities
0 .01%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales July 31, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 1.14% $ 79,338 $ 863,388 $ 846,130 $ 96,596
$ 79,338 $ 863,388 $ 846,130 $ 96,596
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 1.14% $ 218 $ — $ — $ —
$ 218 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; September 2022 Long 103 $ 21,288 $ 1,150
Total $ 1,150
Amounts in thousands except contracts.

Schedule of Investments
MidCap Fund
July 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .01 % Shares Held Value (000's)
Money Market Funds - 0 .01%
BlackRock Liquidity FedFund - Institutional
Class 1.88%
(a),(b)
1,057,350 $ 1,057
Principal Government Money Market Fund -
Institutional Class 1.14%
(a),(c)
1,804,257 1,804
$ 2,861
TOTAL INVESTMENT COMPANIES $ 2,861
COMMON STOCKS - 100 .04 % Shares Held Value (000's)
Aerospace & Defense - 8 .10%
HEICO Corp - Class A 5,370,941 $ 685,762
TransDigm Group Inc
(d)
1,530,095 952,239
$ 1,638,001
Banks - 0 .85%
First Republic Bank/CA 1,054,733 171,616
Beverages - 0 .08%
Brown-Forman Corp - B Shares 212,923 15,803
Building Materials - 4 .43%
Martin Marietta Materials Inc 705,670 248,452
Summit Materials Inc
(d)
4,099,053 112,765
Vulcan Materials Co 3,229,513 533,936
$ 895,153
Chemicals - 0 .98%
Air Products and Chemicals Inc 443,606 110,116
Perimeter Solutions SA
(d)
7,583,673 87,592
Perimeter Solutions SA - Warrants
(d)
2,883,826 562
$ 198,270
Commercial Services - 8 .72%
Block Inc
(d)
269,015 20,461
CoStar Group Inc
(d)
11,542,557 837,874
Gartner Inc
(d)
776,658 206,187
Moody's Corp 749,386 232,497
TransUnion 2,865,945 227,069
Verisk Analytics Inc 1,258,280 239,388
$ 1,763,476
Distribution & Wholesale - 5 .54%
Copart Inc
(d)
6,409,042 820,998
Fastenal Co 5,838,561 299,869
$ 1,120,867
Diversified Financial Services - 0 .63%
Brookfield Asset Management Reinsurance
Partners Ltd
(d),(e)
157,227 7,819
Credit Acceptance Corp
(d)
208,628 120,151
$ 127,970
Electric - 3 .80%
Brookfield Infrastructure Partners LP 12,288,498 489,451
Brookfield Renewable Corp 2,046,149 80,046
Brookfield Renewable Partners LP 5,267,000 198,829
$ 768,326
Electronics - 2 .01%
Agilent Technologies Inc 1,956,066 262,308
Mettler-Toledo International Inc
(d)
106,193 143,332
$ 405,640
Entertainment - 3 .73%
Live Nation Entertainment Inc
(d)
4,933,884 463,736
Vail Resorts Inc 1,222,221 289,825
$ 753,561
Healthcare - Products - 0 .40%
IDEXX Laboratories Inc
(d)
202,836 80,968
Home Builders - 2 .58%
Lennar Corp - A Shares 2,601,559 221,133
Lennar Corp - B Shares 38,859 2,638
NVR Inc
(d)
67,948 298,502
$ 522,273
Insurance - 8 .22%
Aon PLC 469,048 136,512
Arch Capital Group Ltd
(d)
4,680,835 207,829
Brown & Brown Inc 6,924,920 450,812
Fidelity National Financial Inc 878,546 35,107
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Markel Corp
(d)
449,956 $ 583,656
Progressive Corp/The 2,155,220 247,979
$ 1,661,895
Internet - 2 .46%
VeriSign Inc
(d)
1,927,065 364,524
Wix.com Ltd
(d)
2,229,875 132,298
$ 496,822
Lodging - 3 .98%
Hilton Worldwide Holdings Inc 5,106,562 653,998
Hyatt Hotels Corp
(d)
1,811,678 149,916
$ 803,914
Machinery - Diversified - 0 .52%
Cognex Corp 1,025,124 52,261
Enovis Corp
(d)
515,167 30,766
Esab Corp 515,167 21,235
$ 104,262
Media - 3 .63%
Liberty Broadband Corp - A Shares
(d)
672,448 72,577
Liberty Broadband Corp - C Shares
(d)
3,242,048 353,156
Liberty Media Corp-Liberty Formula One - A
Shares
(d)
526,842 32,659
Liberty Media Corp-Liberty Formula One - C
Shares
(d)
4,065,832 275,542
$ 733,934
Private Equity - 9 .28%
Ares Management Corp 1,395,057 99,956
Brookfield Asset Management Inc 19,763,322 981,249
KKR & Co Inc 11,570,773 641,715
Onex Corp 2,866,074 152,618
$ 1,875,538
Real Estate - 2 .52%
CBRE Group Inc 4,007,043 343,083
Howard Hughes Corp/The
(d)
1,685,653 119,496
Kennedy-Wilson Holdings Inc 2,261,393 46,720
$ 509,299
REITs - 3 .24%
SBA Communications Corp 1,949,716 654,695
Retail - 11 .04%
CarMax Inc
(d)
6,646,189 661,562
Dollar General Corp 1,208,589 300,250
Domino's Pizza Inc 1,008,738 395,536
O'Reilly Automotive Inc
(d)
1,075,634 756,805
Ross Stores Inc 1,463,545 118,928
$ 2,233,081
Semiconductors - 1 .53%
Microchip Technology Inc 4,493,903 309,450
Software - 11 .77%
ANSYS Inc
(d)
586,920 163,745
Autodesk Inc
(d)
2,139,972 462,919
Black Knight Inc
(d)
5,664,081 372,017
Guidewire Software Inc
(d)
3,844,092 298,763
HubSpot Inc
(d)
10,129 3,119
MSCI Inc 296,769 142,847
Roper Technologies Inc 1,242,275 542,464
Tyler Technologies Inc
(d)
989,868 394,957
$ 2,380,831
TOTAL COMMON STOCKS $ 20,225,645
Total Investments $ 20,228,506
Other Assets and Liabilities -  (0.05)% (9,970)
TOTAL NET ASSETS - 100.00% $ 20,218,536

Schedule of Investments
MidCap Fund
July 31, 2022 (unaudited)
See accompanying notes.

(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $1,057 or
0.01% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $1,044 or 0.01% of net assets.
Portfolio Summary  (unaudited)
Sector Percent
Consumer, Cyclical 26 .87%
Financial 24 .74%
Industrial 15 .06%
Technology 13 .30%
Consumer, Non-cyclical 9 .20%
Communications 6 .09%
Utilities 3 .80%
Basic Materials 0 .98%
Money Market Funds 0 .01%
Other Assets and Liabilities
( 0 .05 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales July 31, 2022
Value Cost Proceeds Value
Everarc Holdings Ltd $ 33,172 $ — $ 28,838 $ —
Principal Government Money Market Fund - Institutional Class 1.14% 5 767,248 765,449 1,804
$ 33,177 $ 767,248 $ 794,287 $ 1,804
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Everarc Holdings Ltd $ — $ — $ — $ (4,334)
Principal Government Money Market Fund - Institutional Class 1.14% 22 — — —
$ 22 $ — $ — $ (4,334)
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
MidCap Growth Fund
July 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 7 .14 % Shares Held Value (000's)
Money Market Funds - 7 .14%
BlackRock Liquidity FedFund - Institutional
Class 1.88%
(a),(b)
2,309,205 $ 2,309
Principal Government Money Market Fund -
Institutional Class 1.14%
(a),(b),(c)
15,639,873 15,640
$ 17,949
TOTAL INVESTMENT COMPANIES $ 17,949
COMMON STOCKS - 98 .59 % Shares Held Value (000's)
Advertising - 1 .02%
Trade Desk Inc/The
(d)
56,840 $ 2,558
Apparel - 1 .00%
Deckers Outdoor Corp
(d)
8,052 2,522
Automobile Parts & Equipment - 2 .06%
Visteon Corp
(d)
40,618 5,182
Beverages - 2 .24%
Celsius Holdings Inc
(d)
63,228 5,625
Biotechnology - 8 .73%
Argenx SE ADR
(d)
12,281 4,473
Bio-Rad Laboratories Inc
(d)
5,595 3,151
Corteva Inc 44,196 2,544
Horizon Therapeutics Plc
(d)
28,290 2,347
Seagen Inc
(d)
22,473 4,045
United Therapeutics Corp
(d)
23,289 5,381
$ 21,941
Building Materials - 1 .27%
Vulcan Materials Co 19,293 3,190
Chemicals - 1 .41%
International Flavors & Fragrances Inc 28,620 3,550
Commercial Services - 5 .59%
Cintas Corp 9,974 4,244
Quanta Services Inc 35,801 4,966
United Rentals Inc
(d)
14,947 4,823
$ 14,033
Computers - 5 .84%
CACI International Inc
(d)
16,280 4,921
Crowdstrike Holdings Inc
(d)
28,965 5,318
Pure Storage Inc
(d)
90,561 2,568
Tenable Holdings Inc
(d)
48,488 1,874
$ 14,681
Cosmetics & Personal Care - 1 .38%
Olaplex Holdings Inc
(d)
201,329 3,463
Distribution & Wholesale - 1 .55%
Copart Inc
(d)
30,324 3,885
Diversified Financial Services - 2 .30%
Ameriprise Financial Inc 9,843 2,657
Tradeweb Markets Inc 44,280 3,122
$ 5,779
Electronics - 2 .04%
Hubbell Inc 23,448 5,136
Energy - Alternate Sources - 2 .62%
Enphase Energy Inc
(d)
23,165 6,583
Entertainment - 1 .79%
Live Nation Entertainment Inc
(d)
47,954 4,507
Food - 3 .07%
Hershey Co/The 29,269 6,672
US Foods Holding Corp
(d)
32,660 1,029
$ 7,701
Healthcare - Products - 8 .82%
Alcon Inc
(e)
62,936 4,915
Inari Medical Inc
(d)
47,621 3,694
Inspire Medical Systems Inc
(d)
22,210 4,642
Shockwave Medical Inc
(d)
21,621 4,560
STERIS PLC 19,234 4,340
$ 22,151
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Services - 6 .55%
Acadia Healthcare Co Inc
(d)
50,846 $ 4,216
agilon health Inc
(d)
164,335 4,113
Centene Corp
(d)
87,327 8,119
$ 16,448
Internet - 6 .71%
Bumble Inc
(d)
122,250 4,636
Chewy Inc
(d),(e)
89,554 3,476
DoorDash Inc - Class A
(d)
38,320 2,673
Marqeta Inc
(d)
371,796 3,565
Palo Alto Networks Inc
(d)
5,041 2,516
$ 16,866
Lodging - 1 .00%
Hilton Worldwide Holdings Inc 19,562 2,505
Machinery - Diversified - 1 .17%
Chart Industries Inc
(d)
15,057 2,937
Oil & Gas - 1 .69%
Range Resources Corp
(d)
128,133 4,237
Pharmaceuticals - 3 .27%
AmerisourceBergen Corp 22,332 3,259
Dexcom Inc
(d)
30,608 2,512
Option Care Health Inc
(d)
72,386 2,432
$ 8,203
Pipelines - 2 .30%
Cheniere Energy Inc 38,645 5,781
Retail - 6 .58%
Dollar Tree Inc
(d)
35,632 5,892
Lululemon Athletica Inc
(d)
12,513 3,885
Ulta Beauty Inc
(d)
10,647 4,141
Wingstop Inc 20,802 2,625
$ 16,543
Semiconductors - 2 .39%
Marvell Technology Inc 48,548 2,703
Wolfspeed Inc
(d)
39,570 3,296
$ 5,999
Software - 10 .97%
Cadence Design Systems Inc
(d)
20,640 3,841
Datadog Inc
(d)
26,835 2,737
Five9 Inc
(d)
25,331 2,739
Manhattan Associates Inc
(d)
31,719 4,462
MongoDB Inc
(d)
7,874 2,460
Snowflake Inc - Class A
(d)
30,442 4,564
Synopsys Inc
(d)
18,395 6,760
$ 27,563
Telecommunications - 3 .23%
Arista Networks Inc
(d)
23,098 2,694
Motorola Solutions Inc 22,699 5,416
$ 8,110
TOTAL COMMON STOCKS $ 247,679
Total Investments $ 265,628
Other Assets and Liabilities -  (5.73)% (14,397)
TOTAL NET ASSETS - 100.00% $ 251,231
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $5,579 or
2.22% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $5,454 or 2.17% of net assets.

Schedule of Investments
MidCap Growth Fund
July 31, 2022 (unaudited)
See accompanying notes.

Portfolio Summary  (unaudited)
Sector Percent
Consumer, Non-cyclical 39 .65%
Technology 19 .20%
Consumer, Cyclical 13 .98%
Communications 10 .96%
Money Market Funds 7 .14%
Energy 6 .61%
Industrial 4 .48%
Financial 2 .30%
Basic Materials 1 .41%
Other Assets and Liabilities
( 5 .73 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales July 31, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 1.14% $ 5,178 $ 169,364 $ 158,902 $ 15,640
$ 5,178 $ 169,364 $ 158,902 $ 15,640
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 1.14% $ 24 $ — $ — $ —
$ 24 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
MidCap Growth Fund III
July 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3 .46 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .31%
iShares Russell Mid-Cap Growth ETF
(a)
43,200 $ 3,841
Money Market Funds - 3 .15%
BlackRock Liquidity FedFund - Institutional
Class 1.88%
(b),(c)
5,418,904 5,419
Principal Government Money Market Fund -
Institutional Class 1.14%
(b),(c),(d)
33,064,809 33,065
$ 38,484
TOTAL INVESTMENT COMPANIES $ 42,325
COMMON STOCKS - 97 .36 % Shares Held Value (000's)
Advertising - 0 .08%
Trade Desk Inc/The
(e)
22,597 $ 1,017
Aerospace & Defense - 1 .70%
HEICO Corp 76,208 12,019
HEICO Corp - Class A 3,808 486
Howmet Aerospace Inc 1,891 70
L3Harris Technologies Inc 19,990 4,797
Spirit AeroSystems Holdings Inc 5,098 168
TransDigm Group Inc
(e)
5,240 3,261
$ 20,801
Agriculture - 0 .00%
Darling Ingredients Inc
(e)
568 39
Airlines - 0 .09%
Delta Air Lines Inc
(e)
32,962 1,048
Apparel - 0 .04%
Deckers Outdoor Corp
(e)
1,229 385
Skechers USA Inc
(e)
1,039 39
Tapestry Inc 1,835 62
$ 486
Automobile Manufacturers - 0 .04%
Lucid Group Inc
(a),(e)
25,699 469
Automobile Parts & Equipment - 0 .44%
Allison Transmission Holdings Inc 3,937 165
Aptiv PLC
(e)
49,672 5,210
$ 5,375
Banks - 1 .26%
First Citizens BancShares Inc/NC 154 117
Pinnacle Financial Partners Inc 127,126 10,056
Signature Bank/New York NY 162 30
SVB Financial Group
(e)
1,928 778
Western Alliance Bancorp 57,873 4,420
$ 15,401
Beverages - 0 .97%
Boston Beer Co Inc/The
(e)
462 176
Brown-Forman Corp - A Shares 1,356 98
Brown-Forman Corp - B Shares 5,556 412
Celsius Holdings Inc
(e)
23,312 2,074
Constellation Brands Inc 16,412 4,042
Monster Beverage Corp
(e)
50,690 5,050
$ 11,852
Biotechnology - 2 .39%
Alnylam Pharmaceuticals Inc
(e)
21,010 2,984
Certara Inc
(e)
3,797 87
Corteva Inc 140,003 8,057
Exelixis Inc
(e)
14,087 295
Guardant Health Inc
(e)
5,017 252
Horizon Therapeutics Plc
(e)
78,044 6,475
Incyte Corp
(e)
8,128 631
Ionis Pharmaceuticals Inc
(e)
6,682 251
Maravai LifeSciences Holdings Inc
(e)
5,653 147
Mirati Therapeutics Inc
(e)
15,724 1,013
Moderna Inc
(e)
8,916 1,463
Novavax Inc
(a),(e)
4,018 219
Sarepta Therapeutics Inc
(e)
4,333 403
Seagen Inc
(e)
38,290 6,892
Ultragenyx Pharmaceutical Inc
(e)
2,678 143
$ 29,312
COMMON STOCKS (continued) Shares Held Value (000’s)
Building Materials - 1 .77%
Armstrong World Industries Inc 1,386 $ 124
Eagle Materials Inc 1,674 212
Fortune Brands Home & Security Inc 88,805 6,188
Louisiana-Pacific Corp 393 25
Martin Marietta Materials Inc 22,703 7,993
Masco Corp 631 35
Trex Co Inc
(e)
101,003 6,516
Vulcan Materials Co 3,326 550
$ 21,643
Chemicals - 1 .05%
Albemarle Corp 41,153 10,054
Axalta Coating Systems Ltd
(e)
2,762 70
CF Industries Holdings Inc 10,718 1,023
Chemours Co/The 4,801 171
FMC Corp 2,217 246
Mosaic Co/The 2,289 121
PPG Industries Inc 6,443 833
RPM International Inc 336 30
Valvoline Inc 9,222 297
$ 12,845
Commercial Services - 6 .94%
Booz Allen Hamilton Holding Corp 55,850 5,361
Bright Horizons Family Solutions Inc
(e)
858 80
Cintas Corp 4,207 1,790
CoStar Group Inc
(e)
146,626 10,644
Driven Brands Holdings Inc
(e)
164 5
Equifax Inc 3,129 654
Euronet Worldwide Inc
(e)
71,031 6,980
FleetCor Technologies Inc
(e)
38,588 8,493
FTI Consulting Inc
(e)
728 119
Gartner Inc
(e)
4,025 1,069
Global Payments Inc 37,759 4,619
GXO Logistics Inc
(e)
593 28
H&R Block Inc 6,991 279
MarketAxess Holdings Inc 17,284 4,680
Mister Car Wash Inc
(a),(e)
2,936 34
Moody's Corp 7,840 2,432
Morningstar Inc 1,160 296
Paylocity Holding Corp
(e)
2,044 421
Quanta Services Inc 4,000 555
Ritchie Bros Auctioneers Inc 134,554 9,697
Robert Half International Inc 4,889 387
Rollins Inc 11,046 426
Shift4 Payments Inc
(e)
2,727 99
Toast Inc
(e)
11,638 186
TransUnion 190,077 15,060
United Rentals Inc
(e)
26,288 8,483
Verisk Analytics Inc 7,998 1,522
WEX Inc
(e)
1,675 278
WillScot Mobile Mini Holdings Corp
(e)
5,933 229
$ 84,906
Computers - 4 .16%
Crowdstrike Holdings Inc
(e)
78,840 14,475
Dell Technologies Inc 2,106 95
EPAM Systems Inc
(e)
33,370 11,654
Fortinet Inc
(e)
90,311 5,387
Genpact Ltd 4,907 236
Globant SA
(e)
46,994 9,363
HP Inc 24,910 832
KBR Inc 4,624 246
NCR Corp
(e)
205,108 6,656
NetApp Inc 11,454 817
Pure Storage Inc
(e)
14,484 411
Thoughtworks Holding Inc
(e)
4,382 69
Zscaler Inc
(e)
4,286 664
$ 50,905

Schedule of Investments
MidCap Growth Fund III
July 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Consumer Products - 0 .14%
Avery Dennison Corp 2,575 $ 491
Church & Dwight Co Inc 5,663 498
Clorox Co/The 5,261 746
$ 1,735
Cosmetics & Personal Care - 0 .01%
Olaplex Holdings Inc
(e)
6,398 110
Distribution & Wholesale - 4 .88%
Copart Inc
(e)
103,815 13,299
Core & Main Inc
(e)
1,061 26
Fastenal Co 196,388 10,086
IAA Inc
(e)
86,969 3,282
Leslie's Inc
(e)
7,258 110
Pool Corp 52,965 18,945
SiteOne Landscape Supply Inc
(e)
1,392 194
Watsco Inc 6,888 1,887
WESCO International Inc
(e)
1,213 155
WW Grainger Inc 21,673 11,780
$ 59,764
Diversified Financial Services - 1 .75%
Ameriprise Financial Inc 3,607 974
Apollo Global Management Inc 18,019 1,029
Blue Owl Capital Inc
(a)
20,745 237
Credit Acceptance Corp
(e)
33 19
LPL Financial Holdings Inc 88,806 18,642
Raymond James Financial Inc 804 79
Rocket Cos Inc
(a)
3,400 32
Tradeweb Markets Inc 3,503 247
Upstart Holdings Inc
(a),(e)
722 18
UWM Holdings Corp
(a)
4,333 16
Western Union Co/The 6,655 113
$ 21,406
Electric - 0 .04%
AES Corp/The 6,183 138
Vistra Corp 12,663 327
$ 465
Electrical Components & Equipment - 1 .63%
ChargePoint Holdings Inc
(e)
10,225 155
Generac Holdings Inc
(e)
72,761 19,522
Universal Display Corp 2,237 258
$ 19,935
Electronics - 2 .49%
Agilent Technologies Inc 13,869 1,860
Allegion plc 3,574 378
Amphenol Corp 22,741 1,754
Arrow Electronics Inc
(e)
169 22
II-VI Inc
(e)
1,037 54
Jabil Inc 5,792 344
Keysight Technologies Inc
(e)
130,671 21,247
Mettler-Toledo International Inc
(e)
3,463 4,674
National Instruments Corp 875 33
Vontier Corp 5,162 133
$ 30,499
Energy - Alternate Sources - 1 .30%
Enphase Energy Inc
(e)
34,716 9,865
Enviva Inc 1,575 110
Plug Power Inc
(a),(e)
13,290 284
SolarEdge Technologies Inc
(e)
15,626 5,627
$ 15,886
Engineering & Construction - 0 .03%
AECOM 418 30
TopBuild Corp
(e)
1,421 301
$ 331
Entertainment - 0 .78%
Caesars Entertainment Inc
(e)
97,608 4,460
Churchill Downs Inc 1,868 392
DraftKings Inc
(a),(e)
19,508 268
Live Nation Entertainment Inc
(e)
3,965 373
Madison Square Garden Sports Corp
(e)
489 75
COMMON STOCKS (continued) Shares Held Value (000’s)
Entertainment (continued)
Six Flags Entertainment Corp
(e)
1,985 $ 45
Vail Resorts Inc 16,417 3,892
$ 9,505
Environmental Control - 1 .23%
Republic Services Inc 679 94
Tetra Tech Inc 1,127 173
Waste Connections Inc 111,202 14,831
$ 15,098
Food - 1 .19%
Grocery Outlet Holding Corp
(e)
336 14
Hershey Co/The 6,517 1,486
Kellogg Co 7,122 527
Lamb Weston Holdings Inc 155,238 12,366
Performance Food Group Co
(e)
2,419 120
Pilgrim's Pride Corp
(e)
1,268 40
$ 14,553
Gas - 0 .00%
National Fuel Gas Co 365 26
Hand & Machine Tools - 0 .04%
Lincoln Electric Holdings Inc 2,885 408
MSA Safety Inc 733 94
$ 502
Healthcare - Products - 8 .26%
10X Genomics Inc
(e)
4,195 168
ABIOMED Inc
(e)
2,301 674
Align Technology Inc
(e)
35,509 9,977
Avantor Inc
(e)
196,013 5,688
Bio-Techne Corp 9,056 3,489
Bruker Corp 5,601 384
Exact Sciences Corp
(e)
24,876 1,121
Globus Medical Inc
(e)
42,614 2,501
ICU Medical Inc
(e)
193 34
IDEXX Laboratories Inc
(e)
28,266 11,284
Insulet Corp
(e)
60,365 14,958
Masimo Corp
(e)
1,975 286
Natera Inc
(e)
4,127 194
Novocure Ltd
(e)
5,319 362
Penumbra Inc
(e)
1,836 256
Repligen Corp
(e)
65,996 14,081
ResMed Inc 65,577 15,773
STERIS PLC 44,799 10,109
Tandem Diabetes Care Inc
(e)
33,940 2,247
Waters Corp
(e)
3,084 1,123
West Pharmaceutical Services Inc 18,556 6,375
$ 101,084
Healthcare - Services - 3 .52%
agilon health Inc
(e)
8,998 225
Catalent Inc
(e)
94,150 10,648
Charles River Laboratories International Inc
(e)
14,789 3,705
Chemed Corp 5,953 2,865
DaVita Inc
(e)
3,006 253
Ginkgo Bioworks Holdings Inc
(a),(e)
8,533 24
ICON PLC
(e)
52,686 12,711
IQVIA Holdings Inc
(e)
9,695 2,329
Molina Healthcare Inc
(e)
21,564 7,067
Sotera Health Co
(e)
5,088 98
Syneos Health Inc
(e)
39,842 3,153
Teladoc Health Inc
(e)
793 29
$ 43,107
Home Builders - 0 .68%
DR Horton Inc 95,857 7,480
NVR Inc
(e)
112 492
PulteGroup Inc 4,759 207
Toll Brothers Inc 2,930 144
$ 8,323
Housewares - 0 .00%
Scotts Miracle-Gro Co/The 711 63

Schedule of Investments
MidCap Growth Fund III
July 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance - 0 .14%
Alleghany Corp
(e)
100 $ 84
Arch Capital Group Ltd
(e)
6,031 268
Arthur J Gallagher & Co 1,221 218
Assurant Inc 169 30
Brown & Brown Inc 925 60
Erie Indemnity Co 956 194
Everest Re Group Ltd 619 162
Lincoln National Corp 1,826 94
Markel Corp
(e)
157 204
RenaissanceRe Holdings Ltd 1,225 158
Ryan Specialty Holdings Inc
(e)
4,233 183
$ 1,655
Internet - 3 .50%
Bumble Inc
(e)
61,134 2,318
CDW Corp/DE 67,425 12,240
DoorDash Inc - Class A
(e)
11,387 794
eBay Inc 3,749 182
Etsy Inc
(e)
45,136 4,681
Expedia Group Inc
(e)
64,248 6,814
GoDaddy Inc
(e)
1,150 85
Lyft Inc
(e)
12,624 175
Match Group Inc
(e)
94,438 6,924
NortonLifeLock Inc 10,405 255
Okta Inc
(e)
870 86
Opendoor Technologies Inc
(e)
6,517 32
Palo Alto Networks Inc
(e)
9,615 4,799
Pinterest Inc
(e)
6,238 121
Roku Inc
(e)
1,745 114
Spotify Technology SA
(e)
7,208 815
TripAdvisor Inc
(e)
426 8
Twitter Inc
(e)
35,572 1,480
VeriSign Inc
(e)
528 100
Wayfair Inc
(a),(e)
2,518 136
Wix.com Ltd
(e)
2,151 128
Zendesk Inc
(e)
6,258 472
Zillow Group Inc - A Shares
(e)
183 6
Zillow Group Inc - C Shares
(e)
515 18
$ 42,783
Leisure Products & Services - 0 .37%
Brunswick Corp/DE 683 55
Norwegian Cruise Line Holdings Ltd
(e)
1,593 19
Planet Fitness Inc
(e)
50,997 4,019
Polaris Inc 2,156 253
YETI Holdings Inc
(e)
4,485 228
$ 4,574
Lodging - 0 .74%
Choice Hotels International Inc 1,733 209
Hilton Worldwide Holdings Inc 10,208 1,307
Hyatt Hotels Corp
(e)
55,875 4,624
Las Vegas Sands Corp
(e)
6,352 239
MGM Resorts International 70,159 2,296
Travel + Leisure Co 3,103 134
Wyndham Hotels & Resorts Inc 3,234 225
Wynn Resorts Ltd
(e)
690 44
$ 9,078
Machinery - Construction & Mining - 0 .01%
BWX Technologies Inc 1,833 104
Vertiv Holdings Co 2,470 28
$ 132
Machinery - Diversified - 3 .56%
AGCO Corp 421 46
Cognex Corp 124,496 6,347
Graco Inc 128,415 8,624
IDEX Corp 49,567 10,347
Ingersoll Rand Inc 187,354 9,330
Middleby Corp/The
(e)
194 28
Nordson Corp 697 161
Otis Worldwide Corp 2,658 208
Rockwell Automation Inc 4,042 1,032
COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Diversified (continued)
Toro Co/The 5,373 $ 462
Westinghouse Air Brake Technologies Corp 73,492 6,869
Xylem Inc/NY 1,292 119
$ 43,573
Media - 0 .26%
Cable One Inc 188 259
FactSet Research Systems Inc 1,954 840
Liberty Broadband Corp - A Shares
(e)
498 54
Liberty Broadband Corp - C Shares
(e)
3,086 336
Liberty Media Corp-Liberty Formula One - A
Shares
(e)
121 8
Liberty Media Corp-Liberty Formula One - C
Shares
(e)
1,157 78
Liberty Media Corp-Liberty SiriusXM - A Shares 1,074 43
Liberty Media Corp-Liberty SiriusXM - C Shares
(e)
2,214 88
Nexstar Media Group Inc 182 34
Warner Bros Discovery Inc
(e)
89,166 1,337
World Wrestling Entertainment Inc 2,215 154
$ 3,231
Metal Fabrication & Hardware - 1 .66%
Advanced Drainage Systems Inc 89,003 10,555
RBC Bearings Inc
(e)
41,033 9,684
Valmont Industries Inc 150 41
$ 20,280
Mining - 0 .01%
MP Materials Corp
(e)
4,670 157
Royal Gold Inc 219 23
$ 180
Miscellaneous Manufacturers - 0 .21%
A O Smith Corp 1,590 101
Axon Enterprise Inc
(e)
2,692 297
Carlisle Cos Inc 2,231 661
Donaldson Co Inc 1,066 58
Parker-Hannifin Corp 1,496 432
Trane Technologies PLC 6,981 1,026
$ 2,575
Office & Business Equipment - 0 .03%
Zebra Technologies Corp
(e)
1,105 395
Oil & Gas - 1 .24%
Antero Resources Corp
(e)
149,234 5,916
Continental Resources Inc/OK 1,397 96
Coterra Energy Inc 6,672 204
Devon Energy Corp 16,567 1,041
Diamondback Energy Inc 40,094 5,133
Hess Corp 11,354 1,277
Ovintiv Inc 9,470 484
PDC Energy Inc 2,610 171
Range Resources Corp
(e)
8,933 295
Southwestern Energy Co
(e)
4,067 29
Texas Pacific Land Corp 295 541
$ 15,187
Oil & Gas Services - 0 .84%
Baker Hughes Co 375,235 9,640
Halliburton Co 20,959 614
$ 10,254
Packaging & Containers - 0 .48%
Ardagh Metal Packaging SA 2,510 17
Ball Corp 59,857 4,395
Berry Global Group Inc
(e)
3,242 187
Crown Holdings Inc 5,350 544
Graphic Packaging Holding Co 12,138 270
Sealed Air Corp 7,503 458
$ 5,871
Pharmaceuticals - 2 .14%
AmerisourceBergen Corp 7,682 1,121
Dexcom Inc
(e)
142,857 11,726
McKesson Corp 19,866 6,786

Schedule of Investments
MidCap Growth Fund III
July 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
Neurocrine Biosciences Inc
(e)
4,880 $ 459
Zoetis Inc 33,376 6,093
$ 26,185
Pipelines - 0 .18%
Cheniere Energy Inc 7,499 1,122
New Fortress Energy Inc 2,480 121
ONEOK Inc 2,586 155
Targa Resources Corp 11,633 804
$ 2,202
Private Equity - 0 .05%
Ares Management Corp 7,809 560
Real Estate - 0 .06%
CBRE Group Inc 8,289 710
REITs - 1 .16%
Apartment Income REIT Corp 654 30
Camden Property Trust 448 63
Equity LifeStyle Properties Inc 5,604 412
Extra Space Storage Inc 811 154
Iron Mountain Inc 11,132 540
Lamar Advertising Co 3,918 396
SBA Communications Corp 34,828 11,694
Simon Property Group Inc 8,148 885
$ 14,174
Retail - 8 .03%
Advance Auto Parts Inc 248 48
AutoZone Inc
(e)
6,020 12,867
Best Buy Co Inc 3,239 249
BJ's Wholesale Club Holdings Inc
(e)
4,352 295
Burlington Stores Inc
(e)
3,177 448
CarMax Inc
(e)
957 95
Carvana Co
(a),(e)
5,369 156
Chipotle Mexican Grill Inc
(e)
12,646 19,782
Darden Restaurants Inc 4,683 583
Dollar Tree Inc
(e)
3,391 561
Domino's Pizza Inc 1,352 530
Five Below Inc
(e)
54,162 6,882
Floor & Decor Holdings Inc
(e)
133,901 10,789
Freshpet Inc
(e)
1,309 70
Genuine Parts Co 579 89
Lululemon Athletica Inc
(e)
23,950 7,437
Nordstrom Inc
(a)
4,925 116
Ollie's Bargain Outlet Holdings Inc
(e)
163 10
O'Reilly Automotive Inc
(e)
12,363 8,698
RH
(e)
335 94
Ross Stores Inc 7,537 612
Tractor Supply Co 49,534 9,485
Ulta Beauty Inc
(e)
23,763 9,241
Victoria's Secret & Co
(e)
3,043 112
Wendy's Co/The 8,886 187
Williams-Sonoma Inc 59,565 8,602
Yum! Brands Inc 1,695 208
$ 98,246
Semiconductors - 4 .30%
Advanced Micro Devices Inc
(e)
42,157 3,982
Allegro MicroSystems Inc
(e)
2,390 59
Entegris Inc 52,413 5,760
GLOBALFOUNDRIES Inc
(a),(e)
779 40
Lattice Semiconductor Corp
(e)
144,142 8,865
Marvell Technology Inc 138,957 7,737
Microchip Technology Inc 23,665 1,630
Monolithic Power Systems Inc 40,680 18,905
ON Semiconductor Corp
(e)
13,941 931
Teradyne Inc 7,474 754
Wolfspeed Inc
(e)
48,148 4,011
$ 52,674
Shipbuilding - 0 .01%
Huntington Ingalls Industries Inc 445 97
COMMON STOCKS (continued) Shares Held Value (000’s)
Software - 17 .03%
Alteryx Inc
(e)
3,053 $ 148
ANSYS Inc
(e)
34,908 9,739
AppLovin Corp
(a),(e)
11,581 412
Aspen Technology Inc
(e)
1,438 294
Avalara Inc
(e)
4,462 390
Bentley Systems Inc 8,679 344
Bill.com Holdings Inc
(e)
22,275 3,009
Black Knight Inc
(e)
739 49
Broadridge Financial Solutions Inc 70,482 11,316
Cadence Design Systems Inc
(e)
82,548 15,360
CCC Intelligent Solutions Holdings Inc
(a),(e)
3,377 34
Ceridian HCM Holding Inc
(e)
1,338 73
Change Healthcare Inc
(e)
1,022 25
Citrix Systems Inc 3,048 309
Cloudflare Inc
(e)
14,387 724
Confluent Inc
(e)
6,393 163
Coupa Software Inc
(e)
2,154 141
Datadog Inc
(e)
62,587 6,385
Definitive Healthcare Corp
(a),(e)
835 22
DocuSign Inc
(e)
10,172 651
DoubleVerify Holdings Inc
(e)
2,836 65
Doximity Inc
(a),(e)
217,980 9,225
Dropbox Inc - A Shares
(e)
13,449 306
Dynatrace Inc
(e)
10,240 385
Elastic NV
(e)
3,926 314
Electronic Arts Inc 894 117
Fair Isaac Corp
(e)
10,333 4,774
Five9 Inc
(e)
42,646 4,611
HubSpot Inc
(e)
2,345 722
Informatica Inc
(a),(e)
322 7
Jack Henry & Associates Inc 55,353 11,501
Jamf Holding Corp
(e)
2,880 70
Manhattan Associates Inc
(e)
1,991 280
MongoDB Inc
(e)
3,237 1,012
MSCI Inc 40,121 19,311
nCino Inc
(e)
575 19
New Relic Inc
(e)
2,656 161
Nutanix Inc
(e)
5,648 85
Palantir Technologies Inc
(e)
93,136 964
Paychex Inc 16,611 2,131
Paycom Software Inc
(e)
43,995 14,540
Pegasystems Inc 2,128 85
Playtika Holding Corp
(e)
4,864 60
Procore Technologies Inc
(e)
2,588 134
PTC Inc
(e)
92,472 11,409
RingCentral Inc
(e)
43,544 2,155
ROBLOX Corp
(e)
22,665 973
SentinelOne Inc
(e)
6,204 154
Signify Health Inc
(e)
200 3
Smartsheet Inc
(e)
6,458 194
Snowflake Inc - Class A
(e)
17,623 2,642
Splunk Inc
(e)
8,288 861
Synopsys Inc
(e)
94,146 34,598
Take-Two Interactive Software Inc
(e)
39,882 5,294
Teradata Corp
(e)
2,909 111
Twilio Inc
(e)
3,338 283
Tyler Technologies Inc
(e)
59,286 23,655
UiPath Inc
(e)
1,767 32
Unity Software Inc
(a),(e)
7,218 270
Veeva Systems Inc
(e)
18,519 4,140
Zoom Video Communications Inc
(e)
6,554 681
ZoomInfo Technologies Inc
(e)
14,150 536
$ 208,458
Telecommunications - 0 .93%
Arista Networks Inc
(e)
95,815 11,175
Corning Inc 2,294 84
Switch Inc 4,407 149
Ubiquiti Inc
(a)
89 27
$ 11,435

Schedule of Investments
MidCap Growth Fund III
July 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Toys, Games & Hobbies - 0 .02%
Mattel Inc
(e)
8,723 $ 202
Transportation - 1 .50%
CH Robinson Worldwide Inc 1,737 192
Expeditors International of Washington Inc 2,657 282
JB Hunt Transport Services Inc 35,163 6,444
Landstar System Inc 1,691 265
Old Dominion Freight Line Inc 36,610 11,112
XPO Logistics Inc
(e)
401 24
$ 18,319
TOTAL COMMON STOCKS $ 1,191,521
Total Investments $ 1,233,846
Other Assets and Liabilities -  (0.82)% (10,014)
TOTAL NET ASSETS - 100.00% $ 1,223,832
(a) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $12,983 or 1.06% of net assets.
(b) Current yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $13,099 or 1.07% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Non-income producing security
Portfolio Summary  (unaudited)
Sector Percent
Consumer, Non-cyclical 25 .56%
Technology 25 .52%
Industrial 16 .32%
Consumer, Cyclical 16 .11%
Communications 4 .77%
Financial 4 .42%
Energy 3 .56%
Money Market Funds 3 .15%
Basic Materials 1 .06%
Investment Companies 0 .31%
Utilities 0 .04%
Other Assets and Liabilities
( 0 .82 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales July 31, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 1.14% $ 26,769 $ 586,322 $ 580,026 $ 33,065
$ 26,769 $ 586,322 $ 580,026 $ 33,065
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 1.14% $ 65 $ — $ — $ —
$ 65 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P Mid 400 Emini; September 2022 Long 44 $ 11,063 $ 822
Total $ 822
Amounts in thousands except contracts.

Schedule of Investments
MidCap S&P 400 Index Fund
July 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .60 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .20%
iShares Core S&P Mid-Cap ETF 10,500 $ 2,635
Money Market Funds - 1 .40%
BlackRock Liquidity FedFund - Institutional
Class 1.88%
(a),(b)
6,458,635 6,458
Principal Government Money Market Fund -
Institutional Class 1.14%
(a),(c)
11,829,566 11,830
$ 18,288
TOTAL INVESTMENT COMPANIES $ 20,923
COMMON STOCKS - 97 .63 % Shares Held Value (000's)
Aerospace & Defense - 0 .64%
Curtiss-Wright Corp 22,936 $ 3,290
Hexcel Corp 50,145 3,034
Mercury Systems Inc
(d)
34,408 2,031
$ 8,355
Agriculture - 0 .51%
Darling Ingredients Inc
(d)
96,359 6,676
Airlines - 0 .12%
JetBlue Airways Corp
(d)
191,382 1,611
Apparel - 1 .74%
Capri Holdings Ltd
(d)
88,067 4,287
Carter's Inc 24,039 1,959
Columbia Sportswear Co 19,880 1,471
Crocs Inc
(d)
36,737 2,632
Deckers Outdoor Corp
(d)
16,252 5,090
Hanesbrands Inc 208,078 2,326
Skechers USA Inc
(d)
80,471 3,055
Under Armour Inc - Class A
(d)
112,560 1,042
Under Armour Inc - Class C
(d)
120,944 999
$ 22,861
Automobile Parts & Equipment - 1 .47%
Adient PLC
(d)
56,565 1,911
Dana Inc 85,514 1,433
Fox Factory Holding Corp
(d)
25,147 2,381
Gentex Corp 139,878 3,947
Goodyear Tire & Rubber Co/The
(d)
168,518 2,069
Lear Corp 35,663 5,390
Visteon Corp
(d)
16,772 2,140
$ 19,271
Banks - 6 .65%
Associated Banc-Corp 89,516 1,799
Bank of Hawaii Corp 24,037 1,926
Bank OZK 67,362 2,701
Cadence Bank 109,469 2,857
Cathay General Bancorp 44,834 1,870
Commerce Bancshares Inc/MO 65,548 4,555
Cullen/Frost Bankers Inc 34,034 4,438
East West Bancorp Inc 84,663 6,077
First Financial Bankshares Inc 76,632 3,386
First Horizon Corp 319,105 7,135
FNB Corp/PA 201,298 2,407
Fulton Financial Corp 95,907 1,601
Glacier Bancorp Inc 64,760 3,244
Hancock Whitney Corp 51,528 2,515
Home BancShares Inc/AR 112,869 2,664
International Bancshares Corp 31,659 1,388
Old National Bancorp/IN 174,779 3,043
PacWest Bancorp 70,069 1,964
Pinnacle Financial Partners Inc 45,572 3,605
Prosperity Bancshares Inc 54,996 4,075
Synovus Financial Corp 86,711 3,501
Texas Capital Bancshares Inc
(d)
30,262 1,774
UMB Financial Corp 25,702 2,326
Umpqua Holdings Corp 129,489 2,280
United Bankshares Inc/WV 80,969 3,137
Valley National Bancorp 250,709 2,931
Webster Financial Corp 106,253 4,935
Wintrust Financial Corp 35,956 3,094
$ 87,228
COMMON STOCKS (continued) Shares Held Value (000’s)
Beverages - 0 .27%
Boston Beer Co Inc/The
(d)
5,607 $ 2,133
Coca-Cola Consolidated Inc 2,748 1,410
$ 3,543
Biotechnology - 1 .29%
Arrowhead Pharmaceuticals Inc
(d)
63,082 2,683
Exelixis Inc
(d)
191,353 4,003
Halozyme Therapeutics Inc
(d)
82,301 4,024
United Therapeutics Corp
(d)
27,025 6,245
$ 16,955
Building Materials - 2 .57%
Builders FirstSource Inc
(d)
103,071 7,009
Eagle Materials Inc 23,569 2,980
Lennox International Inc 19,710 4,721
Louisiana-Pacific Corp 48,992 3,118
MDU Resources Group Inc 121,319 3,466
Owens Corning 57,917 5,371
Simpson Manufacturing Co Inc 25,750 2,660
Trex Co Inc
(d)
67,535 4,357
$ 33,682
Chemicals - 2 .28%
Ashland Inc 30,258 3,040
Cabot Corp 33,669 2,500
Chemours Co/The 92,752 3,301
Ingevity Corp
(d)
23,119 1,551
Minerals Technologies Inc 19,669 1,314
NewMarket Corp 4,038 1,255
Olin Corp 82,801 4,328
RPM International Inc 77,258 6,984
Sensient Technologies Corp 25,078 2,156
Valvoline Inc 106,313 3,426
$ 29,855
Commercial Services - 4 .17%
ASGN Inc
(d)
30,486 3,163
Avis Budget Group Inc
(d)
20,454 3,723
Brink's Co/The 28,055 1,597
Euronet Worldwide Inc
(d)
30,160 2,964
FTI Consulting Inc
(d)
20,565 3,364
Graham Holdings Co 2,337 1,389
Grand Canyon Education Inc
(d)
19,282 1,852
GXO Logistics Inc
(d)
60,708 2,914
H&R Block Inc 95,213 3,805
HealthEquity Inc
(d)
50,332 2,928
Insperity Inc 21,255 2,333
John Wiley & Sons Inc 25,895 1,352
ManpowerGroup Inc 31,466 2,467
Paylocity Holding Corp
(d)
23,678 4,876
Progyny Inc
(d)
42,238 1,290
R1 RCM Inc
(d)
80,099 2,002
Sabre Corp
(d)
194,726 1,198
Service Corp International/US 94,702 7,052
WEX Inc
(d)
26,840 4,461
$ 54,730
Computers - 2 .22%
CACI International Inc
(d)
13,968 4,222
Genpact Ltd 101,623 4,886
KBR Inc 83,262 4,432
Kyndryl Holdings Inc
(d)
107,173 1,122
Lumentum Holdings Inc
(d)
41,166 3,724
Maximus Inc 36,640 2,449
NCR Corp
(d)
81,496 2,645
Qualys Inc
(d)
19,924 2,437
Science Applications International Corp 33,302 3,226
$ 29,143
Consumer Products - 0 .15%
Helen of Troy Ltd
(d)
14,224 1,903
Cosmetics & Personal Care - 0 .12%
Coty Inc
(d)
205,271 1,503

Schedule of Investments
MidCap S&P 400 Index Fund
July 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Distribution & Wholesale - 1 .03%
Avient Corp 54,546 $ 2,354
IAA Inc
(d)
79,949 3,017
Univar Solutions Inc
(d)
100,964 2,730
Watsco Inc 19,786 5,420
$ 13,521
Diversified Financial Services - 2 .51%
Affiliated Managers Group Inc 23,073 2,916
Bread Financial Holdings Inc 29,697 1,176
Evercore Inc - Class A 24,220 2,421
Federated Hermes Inc 54,688 1,865
Interactive Brokers Group Inc - A Shares 52,175 3,062
Janus Henderson Group PLC 100,102 2,580
Jefferies Financial Group Inc 114,311 3,723
Navient Corp 88,232 1,453
SEI Investments Co 62,239 3,446
SLM Corp 160,613 2,506
Stifel Financial Corp 63,584 3,803
Western Union Co/The 230,306 3,920
$ 32,871
Electric - 1 .94%
ALLETE Inc 34,000 2,110
Black Hills Corp 38,680 2,986
Hawaiian Electric Industries Inc 65,287 2,762
IDACORP Inc 30,164 3,370
NorthWestern Corp 32,300 1,791
OGE Energy Corp 119,441 4,906
Ormat Technologies Inc 26,796 2,319
PNM Resources Inc 51,210 2,472
Portland General Electric Co 53,155 2,729
$ 25,445
Electrical Components & Equipment - 1 .42%
Acuity Brands Inc 20,630 3,763
Belden Inc 26,404 1,709
Energizer Holdings Inc 39,107 1,155
EnerSys 24,610 1,622
Littelfuse Inc 14,760 4,116
Novanta Inc
(d)
21,263 3,279
Universal Display Corp 25,915 2,992
$ 18,636
Electronics - 3 .18%
Arrow Electronics Inc
(d)
39,398 5,050
Avnet Inc 58,277 2,790
Hubbell Inc 32,014 7,012
II-VI Inc
(d)
76,983 4,052
Jabil Inc 84,250 4,999
National Instruments Corp 78,258 2,974
nVent Electric PLC 99,243 3,504
TD SYNNEX Corp 24,655 2,476
Vicor Corp
(d)
12,876 940
Vishay Intertechnology Inc 78,708 1,626
Vontier Corp 96,057 2,478
Woodward Inc 36,182 3,788
$ 41,689
Energy - Alternate Sources - 0 .84%
First Solar Inc
(d)
59,137 5,865
SunPower Corp
(d)
49,789 1,014
Sunrun Inc
(d)
125,353 4,098
$ 10,977
Engineering & Construction - 1 .56%
AECOM 84,326 6,071
Dycom Industries Inc
(d)
17,678 1,824
EMCOR Group Inc 30,512 3,551
Fluor Corp
(d)
84,722 2,153
MasTec Inc
(d)
34,094 2,691
TopBuild Corp
(d)
19,556 4,140
$ 20,430
COMMON STOCKS (continued) Shares Held Value (000’s)
Entertainment - 0 .81%
Churchill Downs Inc 20,417 $ 4,284
Light & Wonder Inc
(d)
57,074 2,907
Marriott Vacations Worldwide Corp 24,718 3,384
$ 10,575
Environmental Control - 0 .79%
Clean Harbors Inc
(d)
29,876 2,915
Stericycle Inc
(d)
54,940 2,575
Tetra Tech Inc 32,027 4,909
$ 10,399
Food - 1 .69%
Flowers Foods Inc 118,908 3,378
Grocery Outlet Holding Corp
(d)
52,319 2,235
Hain Celestial Group Inc/The
(d)
53,573 1,219
Ingredion Inc 39,507 3,594
Lancaster Colony Corp 11,823 1,565
Performance Food Group Co
(d)
92,474 4,597
Pilgrim's Pride Corp
(d)
28,677 899
Post Holdings Inc
(d)
33,342 2,899
Sprouts Farmers Market Inc
(d)
65,402 1,808
$ 22,194
Gas - 1 .57%
National Fuel Gas Co 54,563 3,947
New Jersey Resources Corp 57,365 2,650
ONE Gas Inc 32,270 2,741
Southwest Gas Holdings Inc 39,884 3,468
Spire Inc 31,097 2,340
UGI Corp 125,281 5,407
$ 20,553
Hand & Machine Tools - 1 .10%
Kennametal Inc 49,303 1,324
Lincoln Electric Holdings Inc 34,661 4,902
MSA Safety Inc 21,825 2,801
Regal Rexnord Corp 39,974 5,369
$ 14,396
Healthcare - Products - 4 .19%
Bruker Corp 59,661 4,090
Envista Holdings Corp
(d)
97,018 3,944
Globus Medical Inc
(d)
47,310 2,776
Haemonetics Corp
(d)
30,494 2,119
ICU Medical Inc
(d)
11,976 2,122
Inari Medical Inc
(d)
20,285 1,574
Integra LifeSciences Holdings Corp
(d)
42,655 2,348
LivaNova PLC
(d)
31,883 2,030
Masimo Corp
(d)
30,464 4,404
Neogen Corp
(d),(e)
64,325 1,488
NuVasive Inc
(d)
31,049 1,631
Omnicell Inc
(d)
26,442 2,912
Patterson Cos Inc 51,835 1,610
Penumbra Inc
(d)
21,130 2,945
QuidelOrtho Corp
(d)
29,844 3,045
Repligen Corp
(d)
30,756 6,562
Shockwave Medical Inc
(d)
21,353 4,504
STAAR Surgical Co
(d)
28,525 2,302
Tandem Diabetes Care Inc
(d)
38,161 2,526
$ 54,932
Healthcare - Services - 2 .29%
Acadia Healthcare Co Inc
(d)
54,009 4,478
Amedisys Inc
(d)
19,434 2,329
Chemed Corp 8,930 4,296
Encompass Health Corp 59,543 3,014
LHC Group Inc
(d)
18,511 3,019
Medpace Holdings Inc
(d)
16,058 2,722
Sotera Health Co
(d)
59,055 1,134
Syneos Health Inc
(d)
61,197 4,843
Tenet Healthcare Corp
(d)
64,268 4,249
$ 30,084

Schedule of Investments
MidCap S&P 400 Index Fund
July 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Home Builders - 0 .74%
KB Home 51,754 $ 1,689
Taylor Morrison Home Corp
(d)
71,376 2,049
Thor Industries Inc 32,832 2,769
Toll Brothers Inc 65,782 3,235
$ 9,742
Home Furnishings - 0 .56%
Leggett & Platt Inc 79,682 3,159
MillerKnoll Inc 45,219 1,361
Tempur Sealy International Inc 104,729 2,878
$ 7,398
Housewares - 0 .16%
Scotts Miracle-Gro Co/The 24,125 2,146
Insurance - 4 .62%
Alleghany Corp
(d)
8,027 6,722
American Financial Group Inc/OH 39,602 5,294
Brighthouse Financial Inc
(d)
44,682 1,940
CNO Financial Group Inc 69,139 1,296
Essent Group Ltd 64,195 2,681
First American Financial Corp 64,078 3,717
Hanover Insurance Group Inc/The 21,233 2,898
Kemper Corp 35,781 1,675
Kinsale Capital Group Inc 12,847 3,125
Mercury General Corp 15,857 665
MGIC Investment Corp 184,707 2,612
Old Republic International Corp 171,057 3,980
Primerica Inc 22,958 2,954
Reinsurance Group of America Inc 39,965 4,627
RenaissanceRe Holdings Ltd 26,363 3,409
RLI Corp 23,792 2,617
Selective Insurance Group Inc 36,007 2,803
Unum Group 119,972 3,862
Voya Financial Inc 60,958 3,667
$ 60,544
Internet - 0 .09%
TripAdvisor Inc
(d)
59,772 1,136
Iron & Steel - 2 .06%
Cleveland-Cliffs Inc
(d)
284,881 5,045
Commercial Metals Co 72,485 2,872
Reliance Steel & Aluminum Co 36,958 7,031
Steel Dynamics Inc 106,944 8,329
United States Steel Corp 155,494 3,678
$ 26,955
Leisure Products & Services - 1 .15%
Brunswick Corp/DE 45,181 3,620
Callaway Golf Co
(d)
69,420 1,593
Harley-Davidson Inc 87,925 3,325
Polaris Inc 33,367 3,913
YETI Holdings Inc
(d)
51,403 2,610
$ 15,061
Lodging - 0 .84%
Boyd Gaming Corp 47,726 2,649
Choice Hotels International Inc 19,631 2,373
Travel + Leisure Co 50,959 2,197
Wyndham Hotels & Resorts Inc 54,947 3,814
$ 11,033
Machinery - Construction & Mining - 0 .36%
Oshkosh Corp 39,254 3,380
Terex Corp 41,345 1,385
$ 4,765
Machinery - Diversified - 3 .11%
AGCO Corp 36,468 3,972
Chart Industries Inc
(d)
21,390 4,173
Cognex Corp 103,651 5,284
Crane Holdings Co 28,426 2,812
Enovis Corp
(d)
28,045 1,675
Esab Corp 27,221 1,122
Flowserve Corp 77,943 2,638
Graco Inc 100,961 6,781
COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Diversified (continued)
Middleby Corp/The
(d)
32,448 $ 4,695
Toro Co/The 62,368 5,363
Watts Water Technologies Inc 16,364 2,260
$ 40,775
Media - 0 .90%
Cable One Inc 2,931 4,035
New York Times Co/The 99,454 3,178
TEGNA Inc 132,015 2,764
World Wrestling Entertainment Inc 25,801 1,788
$ 11,765
Metal Fabrication & Hardware - 0 .54%
Timken Co/The 40,247 2,631
Valmont Industries Inc 12,715 3,452
Worthington Industries Inc 19,142 980
$ 7,063
Mining - 0 .85%
Alcoa Corp 110,042 5,600
MP Materials Corp
(d)
44,431 1,491
Royal Gold Inc 39,161 4,103
$ 11,194
Miscellaneous Manufacturers - 1 .64%
Axon Enterprise Inc
(d)
42,366 4,668
Carlisle Cos Inc 30,843 9,132
Donaldson Co Inc 73,715 4,011
ITT Inc 49,816 3,738
$ 21,549
Office & Business Equipment - 0 .09%
Xerox Holdings Corp 71,141 1,219
Oil & Gas - 2 .63%
CNX Resources Corp
(d)
116,368 2,010
EQT Corp 176,371 7,765
HF Sinclair Corp 89,230 4,267
Matador Resources Co 66,245 3,828
Murphy Oil Corp 87,133 3,062
PDC Energy Inc 56,933 3,740
Range Resources Corp
(d)
154,636 5,114
Southwestern Energy Co
(d)
668,167 4,717
$ 34,503
Oil & Gas Services - 0 .53%
ChampionX Corp 121,348 2,535
NOV Inc 234,341 4,361
$ 6,896
Packaging & Containers - 0 .86%
AptarGroup Inc 39,122 4,216
Greif Inc - Class A 15,872 1,121
Silgan Holdings Inc 50,239 2,235
Sonoco Products Co 58,165 3,693
$ 11,265
Pharmaceuticals - 1 .44%
BellRing Brands Inc
(d)
65,083 1,571
Jazz Pharmaceuticals PLC
(d)
37,180 5,802
Neurocrine Biosciences Inc
(d)
57,021 5,368
Option Care Health Inc
(d)
82,712 2,779
Perrigo Co PLC 80,274 3,361
$ 18,881
Pipelines - 1 .25%
Antero Midstream Corp 194,096 1,953
DT Midstream Inc 57,712 3,176
Equitrans Midstream Corp 242,694 1,905
Targa Resources Corp 136,017 9,400
$ 16,434
Real Estate - 0 .42%
Jones Lang LaSalle Inc
(d)
29,152 5,558
REITs - 8 .60%
American Campus Communities Inc 83,216 5,436
Apartment Income REIT Corp 93,724 4,249
Brixmor Property Group Inc 178,701 4,142
Corporate Office Properties Trust 67,067 1,888

Schedule of Investments
MidCap S&P 400 Index Fund
July 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Cousins Properties Inc 88,753 $ 2,738
Douglas Emmett Inc 104,872 2,479
EastGroup Properties Inc 24,866 4,241
EPR Properties 44,728 2,407
First Industrial Realty Trust Inc 78,752 4,091
Healthcare Realty Trust Inc 227,103 5,961
Highwoods Properties Inc 62,735 2,232
Hudson Pacific Properties Inc 86,283 1,298
Independence Realty Trust Inc 131,788 2,926
JBG SMITH Properties 64,864 1,650
Kilroy Realty Corp 62,670 3,395
Kite Realty Group Trust 130,678 2,599
Lamar Advertising Co 51,942 5,249
Life Storage Inc 50,332 6,336
Macerich Co/The 128,058 1,359
Medical Properties Trust Inc 358,016 6,172
National Retail Properties Inc 104,948 4,997
National Storage Affiliates Trust 50,202 2,753
Omega Healthcare Investors Inc 140,330 4,350
Park Hotels & Resorts Inc 139,228 2,171
Pebblebrook Hotel Trust 78,364 1,533
Physicians Realty Trust 134,411 2,388
PotlatchDeltic Corp 41,388 2,029
Rayonier Inc 87,278 3,295
Rexford Industrial Realty Inc 98,452 6,440
Sabra Health Care REIT Inc 137,788 2,121
SL Green Realty Corp 38,256 1,899
Spirit Realty Capital Inc 80,129 3,553
STORE Capital Corp 150,648 4,372
$ 112,749
Retail - 5 .55%
American Eagle Outfitters Inc 91,895 1,106
AutoNation Inc
(d)
21,225 2,520
BJ's Wholesale Club Holdings Inc
(d)
80,485 5,449
Casey's General Stores Inc 22,140 4,487
Cracker Barrel Old Country Store Inc 13,857 1,317
Dick's Sporting Goods Inc 34,634 3,241
FirstCash Holdings Inc 23,504 1,722
Five Below Inc
(d)
33,118 4,208
Foot Locker Inc 49,875 1,415
GameStop Corp
(d),(e)
147,560 5,019
Gap Inc/The 125,751 1,210
Kohl's Corp 76,718 2,236
Lithia Motors Inc 17,262 4,579
Macy's Inc 169,948 3,000
MSC Industrial Direct Co Inc 28,153 2,327
Murphy USA Inc 13,284 3,777
Nordstrom Inc
(e)
66,568 1,565
Nu Skin Enterprises Inc 29,955 1,303
Ollie's Bargain Outlet Holdings Inc
(d)
34,806 2,052
Papa John's International Inc 19,007 1,823
RH
(d)
10,491 2,932
Texas Roadhouse Inc 40,669 3,547
Victoria's Secret & Co
(d)
40,520 1,498
Wendy's Co/The 102,256 2,150
Williams-Sonoma Inc 41,780 6,034
Wingstop Inc 17,825 2,249
$ 72,766
Savings & Loans - 0 .33%
New York Community Bancorp Inc 278,634 2,959
Washington Federal Inc 38,964 1,330
$ 4,289
Semiconductors - 2 .91%
Amkor Technology Inc 59,875 1,208
Azenta Inc 44,736 3,054
Cirrus Logic Inc
(d)
34,176 2,921
IPG Photonics Corp
(d)
20,735 2,210
Lattice Semiconductor Corp
(d)
82,099 5,049
MKS Instruments Inc 33,207 3,925
COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors (continued)
Power Integrations Inc 34,787 $ 2,957
Semtech Corp
(d)
37,865 2,360
Silicon Laboratories Inc
(d)
21,824 3,219
SiTime Corp
(d)
9,289 1,727
Synaptics Inc
(d)
23,629 3,425
Wolfspeed Inc
(d)
73,760 6,144
$ 38,199
Software - 2 .64%
ACI Worldwide Inc
(d)
68,482 1,954
Aspen Technology Inc
(d)
16,704 3,409
Blackbaud Inc
(d)
27,164 1,666
CommVault Systems Inc
(d)
26,611 1,492
Concentrix Corp 25,668 3,433
Envestnet Inc
(d)
32,925 1,918
Fair Isaac Corp
(d)
15,471 7,148
Manhattan Associates Inc
(d)
37,653 5,297
Sailpoint Technologies Holdings Inc
(d)
56,246 3,587
Teradata Corp
(d)
62,465 2,392
Ziff Davis Inc
(d)
28,217 2,311
$ 34,607
Telecommunications - 0 .87%
Calix Inc
(d)
33,151 1,891
Ciena Corp
(d)
90,759 4,683
Iridium Communications Inc
(d)
76,360 3,414
Viasat Inc
(d)
44,410 1,463
$ 11,451
Toys, Games & Hobbies - 0 .37%
Mattel Inc
(d)
210,297 4,879
Transportation - 1 .70%
Kirby Corp
(d)
35,975 2,282
Knight-Swift Transportation Holdings Inc 97,584 5,362
Landstar System Inc 22,149 3,468
Ryder System Inc 30,509 2,390
Saia Inc
(d)
15,755 3,747
Werner Enterprises Inc 35,321 1,553
XPO Logistics Inc
(d)
59,014 3,526
$ 22,328
Trucking & Leasing - 0 .16%
GATX Corp 21,240 2,129
Water - 0 .54%
Essential Utilities Inc 137,362 7,135
TOTAL COMMON STOCKS $ 1,280,432
Total Investments $ 1,301,355
Other Assets and Liabilities -  0.77% 10,132
TOTAL NET ASSETS - 100.00% $ 1,311,487
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $6,458 or
0.49% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $6,397 or 0.49% of net assets.

Schedule of Investments
MidCap S&P 400 Index Fund
July 31, 2022 (unaudited)
See accompanying notes.

Portfolio Summary  (unaudited)
Sector Percent
Financial 23 .13%
Industrial 19 .63%
Consumer, Non-cyclical 16 .12%
Consumer, Cyclical 14 .54%
Technology 7 .86%
Energy 5 .25%
Basic Materials 5 .19%
Utilities 4 .05%
Communications 1 .86%
Money Market Funds 1 .40%
Investment Companies 0 .20%
Other Assets and Liabilities
0 .77%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales July 31, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 1.14% $ 24,148 $ 262,720 $ 275,038 $ 11,830
$ 24,148 $ 262,720 $ 275,038 $ 11,830
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 1.14% $ 54 $ — $ — $ —
$ 54 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P Mid 400 Emini; September 2022 Long 55 $ 13,829 $ 932
Total $ 932
Amounts in thousands except contracts.

Schedule of Investments
MidCap Value Fund I
July 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3 .77 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .99%
iShares Russell Mid-Cap Value ETF 335,300 $ 37,007
Money Market Funds - 2 .78%
BlackRock Liquidity FedFund - Institutional
Class 1.88%
(a),(b)
2,720,695 2,720
Principal Government Money Market Fund -
Institutional Class 1.14%
(a),(b),(c)
101,145,159 101,146
$ 103,866
TOTAL INVESTMENT COMPANIES $ 140,873
COMMON STOCKS - 96 .01 % Shares Held Value (000's)
Advertising - 0 .05%
Interpublic Group of Cos Inc/The 30,563 $ 913
Omnicom Group Inc 15,817 1,105
$ 2,018
Aerospace & Defense - 0 .14%
Curtiss-Wright Corp 2,939 422
HEICO Corp 221 35
HEICO Corp - Class A 388 49
Hexcel Corp 6,513 394
Howmet Aerospace Inc 26,289 976
Mercury Systems Inc
(d)
4,350 257
Spirit AeroSystems Holdings Inc 416 14
Teledyne Technologies Inc
(d)
3,599 1,409
TransDigm Group Inc
(d)
2,504 1,558
$ 5,114
Agriculture - 0 .70%
Archer-Daniels-Midland Co 296,000 24,500
Bunge Ltd 10,891 1,005
Darling Ingredients Inc
(d)
11,514 798
$ 26,303
Airlines - 0 .89%
Alaska Air Group Inc
(d)
661,915 29,343
American Airlines Group Inc
(d)
50,205 688
Copa Holdings SA
(d)
2,372 159
JetBlue Airways Corp
(d)
24,955 210
Southwest Airlines Co
(d)
46,039 1,755
United Airlines Holdings Inc
(d)
25,356 932
$ 33,087
Apparel - 0 .91%
Capri Holdings Ltd
(d)
11,186 545
Carter's Inc 40,971 3,338
Columbia Sportswear Co 2,769 205
Deckers Outdoor Corp
(d)
247 77
Hanesbrands Inc 27,094 303
PVH Corp 5,241 325
Ralph Lauren Corp 3,549 350
Skechers USA Inc
(d)
8,800 334
Tapestry Inc 17,873 601
Under Armour Inc - Class A
(d)
14,176 131
Under Armour Inc - Class C
(d)
16,971 140
VF Corp 619,674 27,687
$ 34,036
Automobile Manufacturers - 0 .14%
Cummins Inc 10,957 2,425
Lucid Group Inc
(d),(e)
2,522 46
PACCAR Inc 26,526 2,428
Rivian Automotive Inc
(d)
13,852 475
$ 5,374
Automobile Parts & Equipment - 2 .09%
Allison Transmission Holdings Inc 115,505 4,836
Aptiv PLC
(d)
291,246 30,549
BorgWarner Inc 1,071,761 41,220
Gentex Corp 18,262 515
Lear Corp 4,624 699
QuantumScape Corp
(d),(e)
19,048 206
$ 78,025
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks - 4 .66%
Bank of Hawaii Corp 3,074 $ 246
Bank of New York Mellon Corp/The 911,213 39,601
Bank OZK 9,108 365
BOK Financial Corp 2,270 200
Citizens Financial Group Inc 37,958 1,441
Comerica Inc 10,153 790
Commerce Bancshares Inc/MO 8,512 592
Cullen/Frost Bankers Inc 4,533 591
East West Bancorp Inc 10,992 789
Fifth Third Bancorp 52,970 1,807
First Citizens BancShares Inc/NC 715 541
First Hawaiian Inc 9,929 253
First Horizon Corp 41,132 920
First Republic Bank/CA 13,897 2,261
FNB Corp/PA 27,126 324
Huntington Bancshares Inc/OH 1,936,569 25,737
KeyCorp 72,233 1,322
M&T Bank Corp 13,891 2,465
Northern Trust Corp 15,979 1,594
PacWest Bancorp 9,033 253
Pinnacle Financial Partners Inc 46,578 3,685
Popular Inc 5,828 453
Prosperity Bancshares Inc 520,982 38,600
Regions Financial Corp 72,343 1,532
Signature Bank/New York NY 4,571 848
State Street Corp 28,524 2,026
SVB Financial Group
(d)
1,652 667
Synovus Financial Corp 11,189 452
Umpqua Holdings Corp 16,794 296
Webster Financial Corp 13,864 644
Western Alliance Bancorp 3,191 244
Wintrust Financial Corp 4,656 401
Zions Bancorp NA 770,975 42,056
$ 173,996
Beverages - 0 .13%
Boston Beer Co Inc/The
(d)
38 15
Brown-Forman Corp - A Shares 1,459 106
Brown-Forman Corp - B Shares 54,807 4,067
Molson Coors Beverage Co 13,605 813
$ 5,001
Biotechnology - 1 .23%
Biogen Inc
(d)
11,334 2,438
BioMarin Pharmaceutical Inc
(d)
14,346 1,234
Bio-Rad Laboratories Inc
(d)
1,660 935
Certara Inc
(d)
3,201 74
Corteva Inc 492,042 28,317
Exelixis Inc
(d)
169,913 3,554
Horizon Therapeutics Plc
(d)
1,224 102
Incyte Corp
(d)
44,359 3,446
Ionis Pharmaceuticals Inc
(d)
836 31
Mirati Therapeutics Inc
(d)
3,344 215
Royalty Pharma PLC 28,533 1,241
Ultragenyx Pharmaceutical Inc
(d)
1,149 61
United Therapeutics Corp
(d)
18,490 4,273
$ 45,921
Building Materials - 1 .36%
Armstrong World Industries Inc 1,530 137
AZEK Co Inc/The
(d)
8,811 182
Builders FirstSource Inc
(d)
13,365 909
Carrier Global Corp 65,914 2,671
Eagle Materials Inc 122,301 15,465
Fortune Brands Home & Security Inc 6,650 463
Hayward Holdings Inc
(d)
5,413 63
Lennox International Inc 2,516 603
Louisiana-Pacific Corp 5,715 364
Martin Marietta Materials Inc 4,410 1,553
Masco Corp 17,371 962
MDU Resources Group Inc 15,701 449
Mohawk Industries Inc
(d)
4,088 525

Schedule of Investments
MidCap Value Fund I
July 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Building Materials (continued)
Owens Corning 277,543 $ 25,739
Vulcan Materials Co 5,271 871
$ 50,956
Chemicals - 2 .99%
Albemarle Corp 4,414 1,078
Ashland Inc 38,270 3,845
Axalta Coating Systems Ltd
(d)
12,776 322
Celanese Corp 8,417 989
Chemours Co/The 210,039 7,476
DuPont de Nemours Inc 39,585 2,424
Eastman Chemical Co 9,987 958
Element Solutions Inc 17,939 354
FMC Corp 6,443 716
Huntsman Corp 425,193 12,314
International Flavors & Fragrances Inc 154,914 19,217
LyondellBasell Industries NV 19,979 1,780
Mosaic Co/The 24,652 1,298
NewMarket Corp 472 147
Olin Corp 10,875 568
PPG Industries Inc 8,594 1,111
RPM International Inc 321,414 29,056
Westlake Corp 289,765 28,206
$ 111,859
Commercial Services - 3 .11%
ADT Inc 16,284 119
Affirm Holdings Inc
(d),(e)
13,647 366
AMERCO 6,736 3,617
Aramark 18,019 602
Avis Budget Group Inc
(d)
2,310 420
Bright Horizons Family Solutions Inc
(d)
3,297 309
Cintas Corp 455 194
Clarivate PLC
(d)
37,240 540
CoStar Group Inc
(d)
26,182 1,901
Driven Brands Holdings Inc
(d)
4,046 123
Dun & Bradstreet Holdings Inc 19,542 308
Equifax Inc 4,725 987
Euronet Worldwide Inc
(d)
929 91
FTI Consulting Inc
(d)
54,285 8,879
Global Payments Inc 299,723 36,662
Grand Canyon Education Inc
(d)
2,473 238
GXO Logistics Inc
(d)
7,315 351
H&R Block Inc 2,225 89
Hertz Global Holdings Inc
(d),(e)
18,109 388
ManpowerGroup Inc 361,635 28,355
Mister Car Wash Inc
(d),(e)
1,700 20
Morningstar Inc 165 42
Nielsen Holdings PLC 27,842 667
Quanta Services Inc 5,023 697
Robert Half International Inc 1,005 80
Rollins Inc 1,212 47
Service Corp International/US 12,072 899
Terminix Global Holdings Inc
(d)
9,445 422
TransUnion 3,996 317
United Rentals Inc
(d)
87,006 28,074
WEX Inc
(d)
964 160
WillScot Mobile Mini Holdings Corp
(d)
7,882 304
$ 116,268
Computers - 4 .90%
Amdocs Ltd 51,105 4,449
CACI International Inc
(d)
1,800 544
Dell Technologies Inc 17,609 793
DXC Technology Co
(d)
839,616 26,532
Genpact Ltd 904,525 43,490
Hewlett Packard Enterprise Co 1,710,975 24,364
HP Inc 162,256 5,418
KBR Inc 3,793 202
Kyndryl Holdings Inc
(d)
14,014 147
Leidos Holdings Inc 374,823 40,106
Lumentum Holdings Inc
(d)
5,360 485
COMMON STOCKS (continued) Shares Held Value (000’s)
Computers (continued)
Maximus Inc 516,000 $ 34,495
NCR Corp
(d)
9,367 304
Science Applications International Corp 4,276 414
Western Digital Corp
(d)
24,368 1,196
$ 182,939
Consumer Products - 1 .18%
Avery Dennison Corp 224,138 42,689
Church & Dwight Co Inc 10,328 909
Clorox Co/The 1,639 233
Reynolds Consumer Products Inc 4,090 119
Spectrum Brands Holdings Inc 3,097 215
$ 44,165
Cosmetics & Personal Care - 0 .01%
Coty Inc
(d)
26,271 192
Distribution & Wholesale - 0 .32%
Core & Main Inc
(d)
3,082 74
IAA Inc
(d)
1,779 67
Leslie's Inc
(d)
1,142 17
LKQ Corp 20,469 1,123
SiteOne Landscape Supply Inc
(d)
1,356 189
Univar Solutions Inc
(d)
13,012 352
Watsco Inc 36,063 9,880
WESCO International Inc
(d)
1,631 208
$ 11,910
Diversified Financial Services - 1 .94%
Affiliated Managers Group Inc 2,984 377
Air Lease Corp 8,052 299
Ally Financial Inc 25,090 830
Ameriprise Financial Inc 3,091 834
Apollo Global Management Inc 8,499 485
Cboe Global Markets Inc 136,205 16,805
Coinbase Global Inc
(d),(e)
12,049 759
Credit Acceptance Corp
(d)
487 280
Discover Financial Services 21,819 2,204
Evercore Inc - Class A 2,939 294
Franklin Resources Inc 22,181 609
Interactive Brokers Group Inc - A Shares 207,973 12,206
Invesco Ltd 29,025 515
Janus Henderson Group PLC 10,710 276
Jefferies Financial Group Inc 16,102 524
Lazard Ltd
(e)
7,334 276
Nasdaq Inc 8,909 1,612
OneMain Holdings Inc 260,998 9,709
Raymond James Financial Inc 13,921 1,371
Rocket Cos Inc
(e)
4,057 39
SEI Investments Co 8,040 445
SLM Corp 418,154 6,523
SoFi Technologies Inc
(d),(e)
61,859 390
Stifel Financial Corp 8,030 480
Synchrony Financial 38,850 1,301
T Rowe Price Group Inc 17,398 2,148
Tradeweb Markets Inc 3,083 217
Upstart Holdings Inc
(d),(e)
4,614 112
UWM Holdings Corp
(e)
1,337 5
Virtu Financial Inc 437,952 10,218
Western Union Co/The 19,861 338
$ 72,481
Electric - 4 .64%
AES Corp/The 42,531 945
Alliant Energy Corp 699,486 42,619
Ameren Corp 20,010 1,863
Avangrid Inc 5,509 269
Brookfield Renewable Corp 9,925 388
CenterPoint Energy Inc 48,987 1,552
CMS Energy Corp 193,698 13,313
Consolidated Edison Inc 75,986 7,543
Constellation Energy Corp 25,389 1,678
DTE Energy Co 14,997 1,954
Edison International 29,232 1,981

Schedule of Investments
MidCap Value Fund I
July 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
Entergy Corp 15,782 $ 1,817
Evergy Inc 17,209 1,175
Eversource Energy 26,794 2,364
FirstEnergy Corp 42,219 1,735
Hawaiian Electric Industries Inc 141,986 6,006
IDACORP Inc 79,829 8,919
NRG Energy Inc 79,101 2,986
OGE Energy Corp 15,521 638
PG&E Corp
(d)
120,617 1,310
Pinnacle West Capital Corp 8,774 645
PPL Corp 322,784 9,386
Public Service Enterprise Group Inc 38,715 2,542
Vistra Corp 14,020 363
WEC Energy Group Inc 106,007 11,004
Xcel Energy Inc 660,965 48,370
$ 173,365
Electrical Components & Equipment - 0 .09%
Acuity Brands Inc 2,678 488
AMETEK Inc 17,913 2,212
Littelfuse Inc 1,878 524
$ 3,224
Electronics - 4 .89%
Agilent Technologies Inc 49,828 6,682
Allegion plc 1,418 150
Amphenol Corp 506,203 39,043
Arrow Electronics Inc
(d)
33,841 4,338
Avnet Inc 389,978 18,668
Flex Ltd
(d)
2,210,000 37,128
Fortive Corp 27,889 1,797
Garmin Ltd 11,985 1,170
Hubbell Inc 210,861 46,182
II-VI Inc
(d)
8,176 430
Jabil Inc 191,685 11,375
Keysight Technologies Inc
(d)
1,044 170
National Instruments Corp 8,845 336
nVent Electric PLC 12,840 453
Sensata Technologies Holding PLC 12,057 536
TD SYNNEX Corp 40,985 4,116
Trimble Inc
(d)
19,410 1,348
Vontier Corp 323,148 8,338
Woodward Inc 4,577 479
$ 182,739
Energy - Alternate Sources - 0 .05%
First Solar Inc
(d)
8,258 819
Plug Power Inc
(d),(e)
20,308 433
Sunrun Inc
(d)
15,962 522
$ 1,774
Engineering & Construction - 0 .07%
AECOM 9,730 701
Jacobs Engineering Group Inc 9,935 1,364
MasTec Inc
(d)
4,623 365
TopBuild Corp
(d)
426 90
$ 2,520
Entertainment - 0 .76%
AMC Entertainment Holdings Inc
(d),(e)
40,173 585
Caesars Entertainment Inc
(d)
5,009 229
Live Nation Entertainment Inc
(d)
279,989 26,316
Madison Square Garden Sports Corp
(d)
735 113
Marriott Vacations Worldwide Corp 3,132 429
Penn National Gaming Inc
(d)
12,911 446
Six Flags Entertainment Corp
(d)
3,000 68
Vail Resorts Inc 169 40
$ 28,226
Environmental Control - 0 .70%
Clean Harbors Inc
(d)
3,962 387
Pentair PLC 12,789 625
Republic Services Inc 175,009 24,266
Stericycle Inc
(d)
7,123 334
COMMON STOCKS (continued) Shares Held Value (000’s)
Environmental Control (continued)
Tetra Tech Inc 2,439 $ 374
$ 25,986
Food - 4 .89%
Albertsons Cos Inc 12,483 335
Campbell Soup Co 270,924 13,370
Conagra Brands Inc 176,088 6,024
Flowers Foods Inc 14,568 414
Grocery Outlet Holding Corp
(d)
6,351 271
Hershey Co/The 31,693 7,225
Hormel Foods Corp 22,287 1,100
Ingredion Inc 5,149 468
J M Smucker Co/The 8,155 1,079
Kellogg Co 216,391 15,996
Kroger Co/The 375,665 17,446
McCormick & Co Inc/MD 19,489 1,702
Performance Food Group Co
(d)
8,167 406
Pilgrim's Pride Corp
(d)
1,763 55
Post Holdings Inc
(d)
4,310 375
Seaboard Corp 200 812
Sysco Corp 654,900 55,601
Tyson Foods Inc 677,738 59,648
US Foods Holding Corp
(d)
17,300 545
$ 182,872
Forest Products & Paper - 0 .17%
International Paper Co 28,772 1,231
Sylvamo Corp 132,166 5,186
$ 6,417
Gas - 0 .48%
Atmos Energy Corp 10,726 1,302
National Fuel Gas Co 170,616 12,342
NiSource Inc 120,557 3,666
UGI Corp 16,272 702
$ 18,012
Hand & Machine Tools - 0 .78%
Lincoln Electric Holdings Inc 183,700 25,983
MSA Safety Inc 1,763 226
Regal Rexnord Corp 5,208 699
Snap-on Inc 4,086 916
Stanley Black & Decker Inc 11,724 1,141
$ 28,965
Healthcare - Products - 2 .53%
10X Genomics Inc
(d)
735 29
Align Technology Inc
(d)
1,524 428
Avantor Inc
(d)
3,366 98
Cooper Cos Inc/The 110,876 36,257
DENTSPLY SIRONA Inc 16,654 602
Envista Holdings Corp
(d)
12,650 514
Exact Sciences Corp
(d)
11,129 502
Globus Medical Inc
(d)
5,700 335
Henry Schein Inc
(d)
10,658 840
Hologic Inc
(d)
407,623 29,096
ICU Medical Inc
(d)
1,277 226
Integra LifeSciences Holdings Corp
(d)
5,629 310
Masimo Corp
(d)
916 132
Natera Inc
(d)
430 20
PerkinElmer Inc 9,804 1,502
QIAGEN NV
(d)
17,631 875
QuidelOrtho Corp
(d)
109,817 11,206
Repligen Corp
(d)
1,237 264
STERIS PLC 6,625 1,495
Tandem Diabetes Care Inc
(d)
283 19
Teleflex Inc 3,646 877
Waters Corp
(d)
19,638 7,149
Zimmer Biomet Holdings Inc 16,309 1,800
$ 94,576

Schedule of Investments
MidCap Value Fund I
July 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Services - 2 .61%
Acadia Healthcare Co Inc
(d)
6,921 $ 574
agilon health Inc
(d)
781 20
Amedisys Inc
(d)
2,484 298
Catalent Inc
(d)
9,037 1,022
Charles River Laboratories International Inc
(d)
262 66
Chemed Corp 733 353
Encompass Health Corp 7,612 385
Enhabit Inc
(d)
3,806 67
Ginkgo Bioworks Holdings Inc
(d),(e)
50,986 146
IQVIA Holdings Inc
(d)
14,777 3,550
Laboratory Corp of America Holdings 55,541 14,562
Molina Healthcare Inc
(d)
96,952 31,773
Oak Street Health Inc
(d)
9,055 262
Quest Diagnostics Inc 308,994 42,199
Syneos Health Inc
(d)
6,573 520
Teladoc Health Inc
(d)
11,370 419
Tenet Healthcare Corp
(d)
8,262 546
Universal Health Services Inc 5,046 568
$ 97,330
Home Builders - 0 .60%
DR Horton Inc 11,953 933
Lennar Corp - A Shares 19,773 1,681
Lennar Corp - B Shares 39,927 2,710
NVR Inc
(d)
67 294
PulteGroup Inc 11,194 488
Thor Industries Inc 37,102 3,129
Toll Brothers Inc 267,536 13,158
$ 22,393
Home Furnishings - 0 .05%
Dolby Laboratories Inc 4,990 386
Leggett & Platt Inc 10,342 410
Tempur Sealy International Inc 13,316 366
Whirlpool Corp 4,275 739
$ 1,901
Housewares - 0 .81%
Newell Brands Inc 1,492,744 30,168
Scotts Miracle-Gro Co/The 2,064 184
$ 30,352
Insurance - 8 .72%
Aflac Inc 49,667 2,846
Alleghany Corp
(d)
71,967 60,271
Allstate Corp/The 229,808 26,880
American Financial Group Inc/OH 284,429 38,023
Arch Capital Group Ltd
(d)
95,975 4,262
Arthur J Gallagher & Co 14,334 2,566
Assurant Inc 23,308 4,097
Assured Guaranty Ltd 4,787 280
Axis Capital Holdings Ltd 84,592 4,271
Brighthouse Financial Inc
(d)
5,824 253
Brown & Brown Inc 16,979 1,105
Cincinnati Financial Corp 12,157 1,183
CNA Financial Corp 2,078 88
Equitable Holdings Inc 29,766 846
Erie Indemnity Co 508 103
Everest Re Group Ltd 150,062 39,219
Fidelity National Financial Inc 254,204 10,158
First American Financial Corp 131,276 7,614
Globe Life Inc 7,036 709
Hanover Insurance Group Inc/The 26,306 3,590
Hartford Financial Services Group Inc/The 25,518 1,645
Kemper Corp 4,937 231
Lincoln National Corp 10,565 542
Loews Corp 15,721 916
Markel Corp
(d)
4,969 6,445
MGIC Investment Corp 23,973 339
Old Republic International Corp 1,226,978 28,552
Primerica Inc 2,950 380
Progressive Corp/The 343,700 39,546
Prudential Financial Inc 29,177 2,917
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Reinsurance Group of America Inc 5,193 $ 601
RenaissanceRe Holdings Ltd 1,534 198
Unum Group 15,568 501
Voya Financial Inc 7,896 475
W R Berkley Corp 514,002 32,141
White Mountains Insurance Group Ltd 225 279
Willis Towers Watson PLC 8,622 1,784
$ 325,856
Internet - 0 .37%
DoorDash Inc - Class A
(d)
2,234 156
eBay Inc 37,890 1,842
F5 Inc
(d)
4,697 786
GoDaddy Inc
(d)
10,848 805
IAC/InterActiveCorp
(d)
6,046 414
Lyft Inc
(d)
4,765 66
Mandiant Inc
(d)
17,851 407
Match Group Inc
(d)
1,396 102
NortonLifeLock Inc 178,355 4,375
Okta Inc
(d)
8,341 821
Opendoor Technologies Inc
(d)
26,000 128
Pinterest Inc
(d)
35,217 686
Robinhood Markets Inc
(d),(e)
43,228 391
Roku Inc
(d)
6,675 437
TripAdvisor Inc
(d)
7,296 139
Twitter Inc
(d)
4,294 179
VeriSign Inc
(d)
6,657 1,259
Wayfair Inc
(d),(e)
2,188 118
Wix.com Ltd
(d)
926 55
Zillow Group Inc - A Shares
(d)
4,248 149
Zillow Group Inc - C Shares
(d)
11,965 417
$ 13,732
Iron & Steel - 1 .98%
Cleveland-Cliffs Inc
(d)
40,291 714
Nucor Corp 20,669 2,807
Reliance Steel & Aluminum Co 203,849 38,782
Steel Dynamics Inc 398,708 31,051
United States Steel Corp 20,073 475
$ 73,829
Leisure Products & Services - 0 .08%
Brunswick Corp/DE 4,903 393
Carnival Corp
(d)
74,194 672
Harley-Davidson Inc 10,459 395
Norwegian Cruise Line Holdings Ltd
(d)
30,103 366
Peloton Interactive Inc
(d)
23,157 220
Planet Fitness Inc
(d)
1,728 136
Polaris Inc 1,138 134
Royal Caribbean Cruises Ltd
(d)
17,123 663
$ 2,979
Lodging - 0 .99%
Boyd Gaming Corp 6,231 346
Hilton Worldwide Holdings Inc 264,906 33,926
Hyatt Hotels Corp
(d)
3,922 325
Las Vegas Sands Corp
(d)
16,124 608
MGM Resorts International 27,666 905
Travel + Leisure Co 1,832 79
Wyndham Hotels & Resorts Inc 2,155 150
Wynn Resorts Ltd
(d)
7,217 458
$ 36,797
Machinery - Construction & Mining - 0 .69%
BWX Technologies Inc 4,328 245
Oshkosh Corp 292,103 25,150
Vertiv Holdings Co 19,876 227
$ 25,622
Machinery - Diversified - 4 .41%
AGCO Corp 308,236 33,573
Cognex Corp 932 48
Crane Holdings Co 3,709 367
Dover Corp 11,184 1,495

Schedule of Investments
MidCap Value Fund I
July 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Diversified (continued)
Enovis Corp
(d)
3,935 $ 235
Esab Corp 3,940 162
Flowserve Corp 10,121 343
Gates Industrial Corp PLC
(d)
8,607 106
Graco Inc 4,099 275
IDEX Corp 4,856 1,014
Ingersoll Rand Inc 31,580 1,573
Middleby Corp/The
(d)
255,933 37,031
Nordson Corp 3,450 797
Otis Worldwide Corp 237,451 18,561
Rockwell Automation Inc 2,939 750
Toro Co/The 455,500 39,168
Westinghouse Air Brake Technologies Corp 14,072 1,315
Xylem Inc/NY 303,876 27,966
$ 164,779
Media - 0 .65%
Altice USA Inc
(d)
16,272 171
Cable One Inc 179 246
DISH Network Corp
(d)
19,476 338
Fox Corp - A Shares 24,118 799
Fox Corp - B Shares 11,151 345
Liberty Broadband Corp - A Shares
(d)
867 94
Liberty Broadband Corp - C Shares
(d)
5,363 584
Liberty Media Corp-Liberty Formula One - A
Shares
(d)
1,453 90
Liberty Media Corp-Liberty Formula One - C
Shares
(d)
13,853 939
Liberty Media Corp-Liberty SiriusXM - A Shares 4,214 168
Liberty Media Corp-Liberty SiriusXM - C Shares
(d)
8,687 346
New York Times Co/The 12,782 408
News Corp - A Shares 29,998 514
News Corp - B Shares 9,116 157
Nexstar Media Group Inc 90,419 17,032
Paramount Global - Class A 618 17
Paramount Global - Class B 44,831 1,060
Sirius XM Holdings Inc
(e)
55,193 369
Warner Bros Discovery Inc
(d)
48,791 732
$ 24,409
Metal Fabrication & Hardware - 0 .02%
Timken Co/The 4,831 316
Valmont Industries Inc 1,407 382
$ 698
Mining - 0 .17%
Alcoa Corp 14,324 729
Royal Gold Inc 50,085 5,248
SSR Mining Inc 16,479 271
$ 6,248
Miscellaneous Manufacturers - 2 .59%
A O Smith Corp 180,565 11,425
Axon Enterprise Inc
(d)
1,187 131
Carlisle Cos Inc 628 186
Donaldson Co Inc 7,978 434
ITT Inc 6,485 487
Parker-Hannifin Corp 142,893 41,309
Textron Inc 633,281 41,568
Trane Technologies PLC 7,602 1,117
$ 96,657
Office & Business Equipment - 0 .02%
Zebra Technologies Corp
(d)
2,399 858
Oil & Gas - 4 .11%
Antero Resources Corp
(d)
7,975 316
APA Corp 26,200 974
Chesapeake Energy Corp 9,913 934
Continental Resources Inc/OK 694 48
Coterra Energy Inc 1,367,322 41,826
Devon Energy Corp 504,140 31,685
Diamondback Energy Inc 5,907 756
COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas (continued)
EQT Corp 28,647 $ 1,261
Hess Corp 4,751 534
HF Sinclair Corp 350,998 16,785
Marathon Oil Corp 54,844 1,360
Marathon Petroleum Corp 82,173 7,532
Ovintiv Inc 5,783 296
PDC Energy Inc 87,140 5,724
Phillips 66 235,663 20,974
Range Resources Corp
(d)
6,950 230
Southwestern Energy Co
(d)
80,409 568
Valero Energy Corp 195,511 21,657
$ 153,460
Oil & Gas Services - 0 .09%
Baker Hughes Co 71,987 1,849
Halliburton Co 38,215 1,120
NOV Inc 30,423 566
$ 3,535
Packaging & Containers - 2 .48%
Amcor PLC 116,607 1,510
AptarGroup Inc 277,089 29,859
Ardagh Group SA
(f)
901 —
Ardagh Metal Packaging SA 8,257 56
Ball Corp 14,686 1,078
Berry Global Group Inc
(d)
5,243 302
Crown Holdings Inc 1,092 111
Graphic Packaging Holding Co 5,446 121
Packaging Corp of America 252,682 35,530
Sealed Air Corp 121,159 7,405
Silgan Holdings Inc 347,333 15,457
Sonoco Products Co 7,563 480
Westrock Co 19,546 828
$ 92,737
Pharmaceuticals - 0 .36%
Cardinal Health Inc 21,181 1,262
Elanco Animal Health Inc
(d)
34,611 701
Jazz Pharmaceuticals PLC
(d)
4,734 739
Organon & Co 19,752 626
Perrigo Co PLC 113,466 4,751
Premier Inc 120,132 4,620
Viatris Inc 94,206 913
$ 13,612
Pipelines - 0 .91%
Antero Midstream Corp 26,150 263
Cheniere Energy Inc 8,367 1,251
DT Midstream Inc 324,841 17,876
Equitrans Midstream Corp 338,181 2,655
ONEOK Inc 30,657 1,831
Targa Resources Corp 100,377 6,937
Williams Cos Inc/The 94,707 3,229
$ 34,042
Private Equity - 0 .08%
Carlyle Group Inc/The 16,093 626
KKR & Co Inc 44,467 2,466
$ 3,092
Real Estate - 0 .13%
CBRE Group Inc 45,663 3,910
Howard Hughes Corp/The
(d)
2,995 212
Jones Lang LaSalle Inc
(d)
3,802 725
WeWork Inc
(d),(e)
10,128 48
$ 4,895
REITs - 8 .04%
AGNC Investment Corp 40,599 512
Alexandria Real Estate Equities Inc 281,093 46,600
American Campus Communities Inc 10,765 703
American Homes 4 Rent 726,577 27,523
Americold Realty Trust Inc 20,892 684
Annaly Capital Management Inc 121,181 834
Apartment Income REIT Corp 11,206 508

Schedule of Investments
MidCap Value Fund I
July 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
AvalonBay Communities Inc 10,858 $ 2,323
Boston Properties Inc 12,182 1,110
Brixmor Property Group Inc 23,183 537
Camden Property Trust 155,782 21,981
Cousins Properties Inc 11,532 356
CubeSmart 17,373 797
Douglas Emmett Inc 13,138 311
Duke Realty Corp 29,815 1,865
EastGroup Properties Inc 3,196 545
EPR Properties 5,754 310
Equity LifeStyle Properties Inc 491,344 36,124
Equity Residential 70,923 5,560
Essex Property Trust Inc 5,051 1,447
Extra Space Storage Inc 78,720 14,919
Federal Realty OP LP 6,123 647
First Industrial Realty Trust Inc 10,239 532
Gaming and Leisure Properties Inc 131,181 6,820
Healthcare Realty Trust Inc 29,371 771
Healthpeak Properties Inc 41,918 1,158
Highwoods Properties Inc 8,075 287
Host Hotels & Resorts Inc 55,028 980
Hudson Pacific Properties Inc 11,149 168
Invitation Homes Inc 47,443 1,852
Iron Mountain Inc 5,634 273
JBG SMITH Properties 8,972 228
Kilroy Realty Corp 9,033 489
Kimco Realty Corp 46,950 1,038
Lamar Advertising Co 397,318 40,153
Life Storage Inc 6,538 823
Medical Properties Trust Inc 46,162 796
Mid-America Apartment Communities Inc 26,332 4,890
National Retail Properties Inc 842,536 40,113
National Storage Affiliates Trust 6,598 362
New Residential Investment Corp 32,552 355
Omega Healthcare Investors Inc 18,267 566
Park Hotels & Resorts Inc 17,662 275
Rayonier Inc 11,325 428
Realty Income Corp 46,808 3,463
Regency Centers Corp 13,320 858
Rexford Industrial Realty Inc 12,838 840
SBA Communications Corp 6,402 2,150
Simon Property Group Inc 13,062 1,419
SL Green Realty Corp 4,891 243
Spirit Realty Capital Inc 10,401 461
Starwood Property Trust Inc 22,702 536
STORE Capital Corp 19,747 573
Sun Communities Inc 9,325 1,529
UDR Inc 24,663 1,194
Ventas Inc 149,690 8,050
VICI Properties Inc 74,789 2,557
Vornado Realty Trust 13,715 417
Welltower Inc 35,336 3,051
Weyerhaeuser Co 57,878 2,102
WP Carey Inc 14,695 1,312
$ 300,308
Retail - 3 .14%
Advance Auto Parts Inc 4,372 847
AutoNation Inc
(d)
148,689 17,655
AutoZone Inc
(d)
143 306
Bath & Body Works Inc 18,576 660
Best Buy Co Inc 10,737 827
BJ's Wholesale Club Holdings Inc
(d)
3,843 260
Burlington Stores Inc
(d)
290 41
CarMax Inc
(d)
11,023 1,097
Casey's General Stores Inc 2,880 584
Darden Restaurants Inc 2,615 326
Dick's Sporting Goods Inc 4,316 404
Dollar Tree Inc
(d)
11,400 1,885
Domino's Pizza Inc 752 295
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Freshpet Inc
(d)
1,558 $ 83
GameStop Corp
(d),(e)
20,864 710
Gap Inc/The 15,145 146
Genuine Parts Co 9,921 1,517
Kohl's Corp 9,948 290
Lithia Motors Inc 2,214 587
Macy's Inc 22,121 390
MSC Industrial Direct Co Inc 39,775 3,288
Nordstrom Inc
(e)
1,307 31
Ollie's Bargain Outlet Holdings Inc
(d)
4,605 271
O'Reilly Automotive Inc
(d)
3,007 2,116
Penske Automotive Group Inc 2,135 244
Petco Health & Wellness Co Inc
(d)
6,255 87
RH
(d)
845 236
Ross Stores Inc 484,059 39,334
Victoria's Secret & Co
(d)
1,834 68
Williams-Sonoma Inc 1,131 163
Yum! Brands Inc 347,701 42,607
$ 117,355
Savings & Loans - 0 .01%
New York Community Bancorp Inc
(e)
35,831 381
TFS Financial Corp 3,704 54
$ 435
Semiconductors - 1 .00%
Azenta Inc 5,756 393
Cirrus Logic Inc
(d)
4,430 379
GLOBALFOUNDRIES Inc
(d),(e)
3,681 189
IPG Photonics Corp
(d)
2,698 287
Microchip Technology Inc 6,110 421
MKS Instruments Inc 267,512 31,620
ON Semiconductor Corp
(d)
12,685 847
Qorvo Inc
(d)
8,406 875
Skyworks Solutions Inc 12,501 1,361
Teradyne Inc 1,157 117
Wolfspeed Inc
(d)
8,981 748
$ 37,237
Shipbuilding - 0 .01%
Huntington Ingalls Industries Inc 2,387 518
Software - 0 .80%
Akamai Technologies Inc
(d)
12,322 1,186
ANSYS Inc
(d)
3,200 893
Bill.com Holdings Inc
(d)
7,584 1,024
Black Knight Inc
(d)
10,897 716
Broadridge Financial Solutions Inc 801 129
CCC Intelligent Solutions Holdings Inc
(d),(e)
8,049 80
Ceridian HCM Holding Inc
(d)
8,618 472
Change Healthcare Inc
(d)
167,260 4,060
Citrix Systems Inc 5,192 527
Concentrix Corp 85,018 11,372
Coupa Software Inc
(d)
2,596 170
Definitive Healthcare Corp
(d),(e)
1,212 31
DoubleVerify Holdings Inc
(d)
640 15
Doximity Inc
(d),(e)
3,980 168
Dropbox Inc - A Shares
(d)
1,483 34
Electronic Arts Inc 20,440 2,682
Guidewire Software Inc
(d)
6,501 505
Informatica Inc
(d),(e)
2,338 54
Jamf Holding Corp
(d)
618 15
Manhattan Associates Inc
(d)
1,869 263
MSCI Inc 1,515 729
nCino Inc
(d)
3,511 113
Nutanix Inc
(d)
7,839 119
Paycor HCM Inc
(d)
3,670 98
Playtika Holding Corp
(d)
692 8
Procore Technologies Inc
(d)
1,520 79
SentinelOne Inc
(d)
3,958 98
Signify Health Inc
(d)
5,214 89
SS&C Technologies Holdings Inc 17,346 1,026
Take-Two Interactive Software Inc
(d)
2,119 281

Schedule of Investments
MidCap Value Fund I
July 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Teradata Corp
(d)
3,710 $ 142
Twilio Inc
(d)
8,294 703
Tyler Technologies Inc
(d)
405 162
UiPath Inc
(d)
26,335 483
Unity Software Inc
(d),(e)
5,294 198
Zoom Video Communications Inc
(d)
9,737 1,011
$ 29,735
Telecommunications - 0 .85%
Ciena Corp
(d)
11,760 607
Corning Inc 55,240 2,031
Frontier Communications Parent Inc
(d)
19,037 493
Juniper Networks Inc 24,841 696
Lumen Technologies Inc 79,858 870
Motorola Solutions Inc 112,301 26,794
Switch Inc 4,586 155
Ubiquiti Inc
(e)
330 99
Viasat Inc
(d)
5,500 181
$ 31,926
Toys, Games & Hobbies - 0 .03%
Hasbro Inc 10,212 804
Mattel Inc
(d)
14,154 328
$ 1,132
Transportation - 2 .33%
CH Robinson Worldwide Inc 7,131 790
Expeditors International of Washington Inc 135,879 14,437
JB Hunt Transport Services Inc 126,209 23,131
Kirby Corp
(d)
4,639 294
Knight-Swift Transportation Holdings Inc 126,459 6,949
Landstar System Inc 214,342 33,562
Ryder System Inc 3,844 301
Schneider National Inc 279,731 7,085
XPO Logistics Inc
(d)
7,351 439
$ 86,988
Water - 0 .08%
American Water Works Co Inc 14,145 2,199
Essential Utilities Inc 17,987 934
$ 3,133
TOTAL COMMON STOCKS $ 3,586,901
Total Investments $ 3,727,774
Other Assets and Liabilities -  0.22% 8,262
TOTAL NET ASSETS - 100.00% $ 3,736,036
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $6,580 or
0.18% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $6,490 or 0.17% of net assets.
(f) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
Portfolio Summary  (unaudited)
Sector Percent
Financial 23 .58%
Industrial 20 .56%
Consumer, Non-cyclical 16 .75%
Consumer, Cyclical 10 .81%
Technology 6 .72%
Basic Materials 5 .31%
Utilities 5 .20%
Energy 5 .16%
Money Market Funds 2 .78%
Communications 1 .92%
Investment Companies 0 .99%
Other Assets and Liabilities
0 .22%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales July 31, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 1.14% $ 31,640 $ 1,341,111 $ 1,271,605 $ 101,146
$ 31,640 $ 1,341,111 $ 1,271,605 $ 101,146
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 1.14% $ 225 $ — $ — $ —
$ 225 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P Mid 400 Emini; September 2022 Long 183 $ 46,014 $ 2,785
Total $ 2,785
Amounts in thousands except contracts.

Schedule of Investments
Overseas Fund
July 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 4 .09 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .22%
iShares MSCI EAFE Value ETF
(a)
98,400 $ 4,362
Money Market Funds - 3 .87%
BlackRock Liquidity FedFund - Institutional
Class 1.88%
(b),(c)
2,257,033 2,257
Principal Government Money Market Fund -
Institutional Class 1.14%
(b),(c),(d)
74,625,761 74,626
$ 76,883
TOTAL INVESTMENT COMPANIES $ 81,245
COMMON STOCKS - 95 .18 % Shares Held Value (000's)
Advertising - 0 .04%
Dentsu Group Inc 5,600 $ 196
Hakuhodo DY Holdings Inc 3,000 31
Publicis Groupe SA 5,906 314
WPP PLC 29,571 319
$ 860
Aerospace & Defense - 5 .33%
BAE Systems PLC 2,546,921 23,938
Rheinmetall AG 107,326 19,681
Rolls-Royce Holdings PLC
(e)
31,718,424 34,666
Thales SA 221,575 27,555
$ 105,840
Agriculture - 0 .75%
British American Tobacco PLC 351,252 13,763
Imperial Brands PLC 23,375 513
Japan Tobacco Inc 30,900 555
$ 14,831
Airlines - 0 .75%
ANA Holdings Inc
(e)
2,100 39
Deutsche Lufthansa AG
(a),(e)
5,416 33
Japan Airlines Co Ltd
(e)
2,300 40
Qantas Airways Ltd
(e)
11,962 39
Ryanair Holdings PLC ADR
(e)
201,969 14,744
Singapore Airlines Ltd
(e)
12,100 48
$ 14,943
Automobile Manufacturers - 1 .98%
Bayerische Motoren Werke AG 8,572 700
Daimler Truck Holding AG
(e)
523,799 14,313
Honda Motor Co Ltd 613,100 15,713
Isuzu Motors Ltd 9,700 106
Mazda Motor Corp 14,600 123
Mercedes-Benz Group AG 20,774 1,225
Nissan Motor Co Ltd 60,000 228
Renault SA
(e)
4,975 147
Stellantis NV 56,769 815
Subaru Corp 15,700 273
Suzuki Motor Corp 9,600 315
Toyota Motor Corp 274,450 4,455
Volkswagen AG 764 151
Volvo AB - B Shares 39,065 701
$ 39,265
Automobile Parts & Equipment - 1 .32%
Aisin Corp 3,700 110
Bridgestone Corp 522,600 20,384
Cie Generale des Etablissements Michelin SCA 17,562 492
Continental AG 2,847 203
NGK Insulators Ltd 6,000 88
Sumitomo Electric Industries Ltd 18,400 205
Toyota Industries Corp 3,800 231
Valeo 211,049 4,533
$ 26,246
Banks - 14 .86%
ABN AMRO Bank NV
(f)
10,950 112
Australia & New Zealand Banking Group Ltd 72,582 1,173
Banco Bilbao Vizcaya Argentaria SA 1,431,110 6,485
Banco Santander SA 448,935 1,123
Bank Hapoalim BM 32,869 306
Bank Leumi Le-Israel BM 39,948 388
Barclays PLC 8,784,411 16,827
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
BNP Paribas SA 163,736 $ 7,736
BOC Hong Kong Holdings Ltd 9,595,800 34,711
CaixaBank SA 1,826,722 5,486
Chiba Bank Ltd/The 13,700 76
Commerzbank AG
(e)
27,558 189
Commonwealth Bank of Australia 22,091 1,569
Concordia Financial Group Ltd 28,100 96
Credit Agricole SA 32,243 297
Credit Suisse Group AG 741,830 4,314
Danske Bank A/S 17,856 250
DBS Group Holdings Ltd 23,400 534
Deutsche Bank AG 53,506 468
DNB Bank ASA 24,080 475
Erste Group Bank AG 8,901 226
FinecoBank Banca Fineco SpA 10,262 128
Grupo Financiero Banorte SAB de CV 2,964,600 16,896
Hang Seng Bank Ltd 19,600 316
HSBC Holdings PLC 6,639,659 41,590
ING Groep NV 5,721,789 55,580
Intesa Sanpaolo SpA 427,581 759
Investec PLC 156,811 848
Israel Discount Bank Ltd 20,815 118
Japan Post Bank Co Ltd 10,600 85
KBC Group NV 6,475 339
Lloyds Banking Group PLC 1,837,929 1,018
Macquarie Group Ltd 3,302 423
Mediobanca Banca di Credito Finanziario SpA 15,670 134
Mitsubishi UFJ Financial Group Inc 309,300 1,743
Mizrahi Tefahot Bank Ltd 1,993 74
Mizuho Financial Group Inc 62,400 744
NatWest Group PLC 145,480 442
Nordea Bank Abp 85,667 845
Oversea-Chinese Banking Corp Ltd 87,600 742
Resona Holdings Inc 55,800 217
Shizuoka Bank Ltd/The 11,500 70
Skandinaviska Enskilda Banken AB 42,135 457
Societe Generale SA 20,587 461
Standard Chartered PLC 67,501 465
Sumitomo Mitsui Financial Group Inc 356,700 11,190
Sumitomo Mitsui Trust Holdings Inc 8,707 286
Svenska Handelsbanken AB 37,761 340
Swedbank AB 1,018,535 14,107
UBS Group AG 91,059 1,488
UniCredit SpA 3,475,278 34,369
United Overseas Bank Ltd 1,247,300 24,885
Westpac Banking Corp 90,640 1,373
$ 295,373
Beverages - 2 .54%
Anheuser-Busch InBev SA/NV 11,246 602
Asahi Group Holdings Ltd 11,900 414
Carlsberg AS 1,691 219
Coca-Cola Europacific Partners PLC 270,804 14,656
Coca-Cola HBC AG
(e)
5,208 128
Heineken Holding NV 1,697 134
Kirin Holdings Co Ltd 1,481,300 24,365
Pernod Ricard SA 50,417 9,904
Suntory Beverage & Food Ltd 1,900 75
$ 50,497
Biotechnology - 0 .01%
Argenx SE
(e)
440 161
Building Materials - 0 .12%
AGC Inc 5,100 186
Cie de Saint-Gobain 6,444 301
CRH PLC 19,831 761
HeidelbergCement AG 3,749 191
Holcim AG
(e)
14,352 673
Lixil Corp 7,500 155
TOTO Ltd 1,800 61

Schedule of Investments
Overseas Fund
July 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Building Materials (continued)
Xinyi Glass Holdings Ltd 32,000 $ 63
$ 2,391
Chemicals - 2 .48%
Air Liquide SA 129,559 17,812
Akzo Nobel NV 422,961 28,466
Arkema SA 1,539 146
Asahi Kasei Corp 32,400 260
BASF SE 23,778 1,060
Clariant AG
(e)
1,955 36
Covestro AG
(f)
5,001 169
Evonik Industries AG 5,428 116
Johnson Matthey PLC 4,850 127
Mitsubishi Chemical Group Corp 33,000 185
Mitsui Chemicals Inc 4,600 97
Solvay SA 1,919 168
Sumitomo Chemical Co Ltd 38,500 151
Toray Industries Inc 35,800 196
Tosoh Corp 6,700 87
Yara International ASA 4,287 183
$ 49,259
Commercial Services - 2 .37%
Adecco Group AG 4,177 147
Amadeus IT Group SA
(e)
424,735 24,766
Atlantia SpA 8,336 193
Dai Nippon Printing Co Ltd 5,600 124
Randstad NV 3,095 156
RELX PLC 348,772 10,327
RELX PLC 366,337 10,873
Secom Co Ltd 1,900 127
Securitas AB
(a)
8,105 82
SGS SA 82 200
TOPPAN INC 6,700 114
$ 47,109
Computers - 0 .01%
CyberArk Software Ltd
(e)
1,030 134
Otsuka Corp 1,400 44
SCSK Corp 1,300 23
$ 201
Consumer Products - 1 .35%
Henkel AG & Co KGaA 2,690 170
Reckitt Benckiser Group PLC 328,642 26,657
$ 26,827
Cosmetics & Personal Care - 1 .52%
Essity AB 15,765 401
Haleon PLC
(e)
625,160 2,222
Kao Corp 8,000 348
Unilever PLC 558,424 27,197
$ 30,168
Distribution & Wholesale - 0 .73%
ITOCHU Corp
(a)
10,900 317
Marubeni Corp 40,500 377
Mitsubishi Corp 32,800 975
Mitsui & Co Ltd 18,200 402
Rexel SA
(e)
669,475 11,898
Sumitomo Corp 29,100 409
Toyota Tsusho Corp 5,400 184
$ 14,562
Diversified Financial Services - 1 .84%
abrdn plc 56,454 115
AerCap Holdings NV
(e)
3,487 156
Amundi SA
(f)
6,015 327
Ashmore Group PLC 3,857,555 10,166
Daiwa Securities Group Inc 35,100 162
Hargreaves Lansdown PLC 9,209 95
Julius Baer Group Ltd 449,525 23,245
Mitsubishi HC Capital Inc 17,100 83
Nomura Holdings Inc 75,300 287
ORIX Corp 83,300 1,485
COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services (continued)
SBI Holdings Inc/Japan 6,100 $ 124
Schroders PLC 3,217 117
Singapore Exchange Ltd 7,700 55
St James's Place PLC 13,996 210
$ 36,627
Electric - 3 .09%
Chubu Electric Power Co Inc 11,000 117
CLP Holdings Ltd 42,000 356
E.ON SE 37,780 340
EDP - Energias de Portugal SA 71,867 364
EDP Renovaveis SA 2,610 68
Electricite de France SA 14,505 176
Endesa SA 8,222 151
Enel SpA 5,371,759 27,080
Engie SA 47,285 585
Fortum Oyj 11,497 129
HK Electric Investments & HK Electric
Investments Ltd
68,500 62
Iberdrola SA 988,240 10,553
Kansai Electric Power Co Inc/The 18,100 183
Mercury NZ Ltd 17,636 67
Meridian Energy Ltd 33,333 105
National Grid PLC 94,362 1,299
Origin Energy Ltd 45,595 191
Orsted AS
(f)
3,183 371
Power Assets Holdings Ltd 35,000 229
Red Electrica Corp SA 10,505 207
RWE AG 430,501 17,710
SSE PLC
(a)
27,594 596
Terna - Rete Elettrica Nazionale 36,425 279
Tokyo Electric Power Co Holdings Inc
(e)
25,900 102
Uniper SE
(a)
2,367 16
$ 61,336
Electrical Components & Equipment - 0 .03%
ABB Ltd 14,885 453
Brother Industries Ltd 6,000 112
$ 565
Electronics - 0 .65%
Hirose Electric Co Ltd 300 43
Kyocera Corp 8,400 467
Murata Manufacturing Co Ltd 212,900 12,436
Yokogawa Electric Corp 2,100 37
$ 12,983
Engineering & Construction - 3 .30%
ACS Actividades de Construccion y Servicios SA 6,101 147
Aena SME SA
(e),(f)
106,214 13,435
Aeroports de Paris
(e)
269 37
Balfour Beatty PLC 728,253 2,492
Beijing Capital International Airport Co Ltd
(e)
9,738,000 5,724
Bouygues SA 5,941 180
CK Infrastructure Holdings Ltd 2,483,000 15,570
Eiffage SA 1,078 101
Ferrovial SA 4,370 117
Kajima Corp 10,900 124
Keppel Corp Ltd 37,600 188
Lendlease Corp Ltd 17,832 129
Obayashi Corp 16,700 123
Shimizu Corp 14,100 80
Skanska AB 8,805 150
Taisei Corp 5,000 160
Vinci SA 278,979 26,743
$ 65,500
Entertainment - 1 .14%
Genting Singapore Ltd 38,432,400 22,446
Lottery Corp Ltd/The
(e)
57,623 183
Toho Co Ltd/Tokyo 1,100 43
$ 22,672

Schedule of Investments
Overseas Fund
July 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Food - 3 .98%
Aeon Co Ltd 8,300 $ 167
Associated British Foods PLC 822,465 16,799
Carrefour SA 432,034 7,363
Danone SA 751,551 41,439
J Sainsbury PLC 45,297 122
Koninklijke Ahold Delhaize NV 27,073 745
MEIJI Holdings Co Ltd 3,000 157
Nisshin Seifun Group Inc 5,100 63
Ocado Group PLC
(e)
7,464 77
Orkla ASA 1,149,712 9,925
Seven & i Holdings Co Ltd 39,800 1,622
Tesco PLC 128,443 412
WH Group Ltd
(f)
141,000 107
Wilmar International Ltd 49,700 145
$ 79,143
Food Service - 1 .70%
Compass Group PLC 1,442,686 33,812
Forest Products & Paper - 0 .06%
Holmen AB 851 35
Mondi PLC 12,568 238
Oji Holdings Corp 20,800 87
Smurfit Kappa Group PLC 6,370 231
Svenska Cellulosa AB SCA 7,843 115
UPM-Kymmene Oyj 13,817 438
$ 1,144
Gas - 1 .82%
Centrica PLC 21,360,685 22,888
Enagas SA 6,441 127
Hong Kong & China Gas Co Ltd 289,300 306
Naturgy Energy Group SA 3,766 110
Osaka Gas Co Ltd 9,500 171
Snam SpA 2,471,773 12,402
Tokyo Gas Co Ltd 10,100 198
$ 36,202
Hand & Machine Tools - 0 .02%
Fuji Electric Co Ltd 2,200 99
Makita Corp 3,700 91
Schindler Holding AG - PC 527 103
Schindler Holding AG - REG 212 40
$ 333
Healthcare - Products - 1 .75%
Elekta AB 2,040,457 14,737
EssilorLuxottica SA 2,607 409
Koninklijke Philips NV 934,964 19,350
Smith & Nephew PLC 14,801 190
$ 34,686
Healthcare - Services - 0 .03%
Fresenius Medical Care AG & Co KGaA 5,311 197
Fresenius SE & Co KGaA 10,844 277
Medibank Pvt Ltd 35,646 86
Ramsay Health Care Ltd 1,661 82
$ 642
Holding Companies - Diversified - 0 .04%
CK Hutchison Holdings Ltd 69,000 458
Jardine Matheson Holdings Ltd 5,541 293
Swire Pacific Ltd 12,500 71
$ 822
Home Builders - 0 .69%
Barratt Developments PLC 26,472 162
Berkeley Group Holdings PLC
(e)
2,902 151
Daiwa House Industry Co Ltd 15,500 383
Iida Group Holdings Co Ltd 3,600 59
Persimmon PLC 536,799 12,382
Sekisui Chemical Co Ltd 6,400 90
Sekisui House Ltd
(a)
15,700 278
Taylor Wimpey PLC 94,462 147
$ 13,652
COMMON STOCKS (continued) Shares Held Value (000’s)
Home Furnishings - 0 .03%
Electrolux AB 5,838 $ 84
Hoshizaki Corp 1,500 45
Panasonic Holdings Corp 57,100 472
SEB SA 420 35
Sharp Corp/Japan 6,200 50
$ 686
Insurance - 3 .60%
Admiral Group PLC 4,653 109
Aegon NV 46,351 204
Ageas SA/NV 4,203 183
Allianz SE 10,574 1,920
Assicurazioni Generali SpA 28,652 428
Aviva PLC
(e)
73,246 355
AXA SA 850,125 19,589
Baloise Holding AG 1,186 189
Dai-ichi Life Holdings Inc 25,900 451
Gjensidige Forsikring ASA 5,176 108
Hannover Rueck SE 1,561 221
Insurance Australia Group Ltd 63,818 201
Japan Post Holdings Co Ltd 63,200 455
Japan Post Insurance Co Ltd 5,100 82
Legal & General Group PLC 154,570 494
M&G PLC 67,308 175
MS&AD Insurance Group Holdings Inc 11,500 373
Muenchener Rueckversicherungs-Gesellschaft
AG in Muenchen
1,814 411
NN Group NV 7,408 348
Phoenix Group Holdings PLC 19,408 153
Prudential PLC 2,291,206 28,261
QBE Insurance Group Ltd 19,159 155
Sampo Oyj 12,912 558
Sompo Holdings Inc 8,100 362
Suncorp Group Ltd 32,687 258
Swiss Life Holding AG 816 432
Swiss Re AG 3,906 293
T&D Holdings Inc 6,900 78
Tryg A/S 4,662 106
Zurich Insurance Group AG 33,209 14,497
$ 71,449
Internet - 0 .12%
Delivery Hero SE
(e),(f)
1,478 71
Just Eat Takeaway.com NV
(e),(f)
3,073 56
Rakuten Group Inc 11,200 55
Tencent Holdings Ltd 50,600 1,956
Trend Micro Inc/Japan 1,800 105
United Internet AG 2,510 66
Wix.com Ltd
(e)
737 44
Z Holdings Corp 24,200 86
$ 2,439
Investment Companies - 0 .02%
BGP Holdings PLC
(e),(g)
738,711 —
Eurazeo SE 1,129 81
EXOR NV 2,808 197
Groupe Bruxelles Lambert SA 922 81
Industrivarden AB - A Shares 1,182 31
Industrivarden AB - C Shares 1,396 36
L E Lundbergforetagen AB 1,280 61
$ 487
Iron & Steel - 0 .08%
ArcelorMittal SA 15,780 389
BlueScope Steel Ltd 12,690 149
Fortescue Metals Group Ltd 43,841 564
Hitachi Metals Ltd
(e)
1,700 26
JFE Holdings Inc 12,600 142
Nippon Steel Corp 20,700 308
voestalpine AG 3,003 68
$ 1,646
Leisure Products & Services - 0 .01%
Yamaha Motor Co Ltd 4,900 95

Schedule of Investments
Overseas Fund
July 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Lodging - 1 .58%
Accor SA
(e)
528,893 $ 13,724
City Developments Ltd 10,400 59
Sands China Ltd
(e)
7,490,000 17,568
Whitbread PLC 2,614 83
$ 31,434
Machinery - Construction & Mining - 1 .45%
Hitachi Ltd 25,100 1,271
Komatsu Ltd 612,300 14,155
Mitsubishi Electric Corp 1,267,800 13,381
Siemens Energy AG 5,641 94
$ 28,901
Machinery - Diversified - 2 .82%
FANUC Corp 122,000 21,040
Husqvarna AB 10,845 87
KION Group AG 319,154 14,557
Kone Oyj 5,720 261
Kubota Corp 17,100 284
Nabtesco Corp 822,500 19,712
Wartsila OYJ Abp 12,254 108
$ 56,049
Media - 1 .24%
Bollore SE 22,891 116
Informa PLC 3,354,679 24,397
Pearson PLC 17,645 163
$ 24,676
Metal Fabrication & Hardware - 1 .22%
SKF AB 1,432,664 24,111
Tenaris SA 12,224 171
$ 24,282
Mining - 1 .09%
Anglo American PLC 32,908 1,189
Antofagasta PLC 10,206 145
BHP Group Ltd 131,059 3,587
Boliden AB
(e)
7,080 237
Glencore PLC
(e)
256,011 1,451
Gold Fields Ltd 1,304,889 12,069
Norsk Hydro ASA 34,816 236
Rio Tinto Ltd 9,611 666
Rio Tinto PLC 29,084 1,756
South32 Ltd 120,383 328
Sumitomo Metal Mining Co Ltd 2,400 75
$ 21,739
Miscellaneous Manufacturers - 1 .27%
Alstom SA
(a)
782,460 18,596
JSR Corp 1,600 44
Knorr-Bremse AG 658 39
Siemens AG 56,712 6,326
Smiths Group PLC 10,020 189
$ 25,194
Office & Business Equipment - 0 .07%
Canon Inc 26,000 615
FUJIFILM Holdings Corp 9,400 537
Ricoh Co Ltd 14,700 118
Seiko Epson Corp 7,000 105
$ 1,375
Oil & Gas - 4 .48%
Aker BP ASA 394,018 13,691
BP PLC 2,433,517 11,910
DCC PLC 219,886 14,357
ENEOS Holdings Inc 79,410 307
Eni SpA 65,340 785
Equinor ASA 25,301 974
Galp Energia SGPS SA 12,976 137
Idemitsu Kosan Co Ltd 5,300 138
Inpex Corp 26,800 307
OMV AG 3,814 163
Repsol SA 24,417 304
Santos Ltd 83,300 433
COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas (continued)
Shell PLC 187,362 $ 4,993
Shell PLC 196,692 5,247
Suncor Energy Inc 581,600 19,739
TotalEnergies SE 284,579 14,536
Woodside Energy Group Ltd 48,729 1,100
$ 89,121
Pharmaceuticals - 7 .77%
Astellas Pharma Inc 31,200 489
AstraZeneca PLC 167,935 22,090
Bayer AG 225,181 13,135
Grifols SA
(e)
7,720 113
GSK PLC 500,127 10,508
Kyowa Kirin Co Ltd 3,500 82
Novartis AG 315,552 27,115
Orion Oyj 1,792 86
Roche Holding AG 67,587 22,439
Sanofi 247,841 24,629
Shionogi & Co Ltd 3,500 179
Sino Biopharmaceutical Ltd 22,086,000 12,804
Takeda Pharmaceutical Co Ltd 694,300 20,371
Teva Pharmaceutical Industries Ltd ADR
(e)
28,564 268
UCB SA 1,636 128
$ 154,436
Pipelines - 1 .30%
APA Group 15,274 125
Enbridge Inc 573,700 25,765
$ 25,890
Private Equity - 0 .02%
3i Group PLC 25,195 391
Real Estate - 1 .47%
Aroundtown SA
(a)
25,864 83
Azrieli Group Ltd 716 57
CK Asset Holdings Ltd 51,500 365
Daito Trust Construction Co Ltd 1,600 152
Hang Lung Properties Ltd 52,000 95
Henderson Land Development Co Ltd 36,438 127
Hongkong Land Holdings Ltd 4,895,680 25,448
Hulic Co Ltd 9,800 79
LEG Immobilien SE 1,886 171
Mitsubishi Estate Co Ltd 30,400 451
New World Development Co Ltd 37,451 125
Nomura Real Estate Holdings Inc 2,900 70
Sino Land Co Ltd 86,000 128
Sumitomo Realty & Development Co Ltd 8,000 221
Sun Hung Kai Properties Ltd 37,383 446
Swire Properties Ltd 30,200 72
Swiss Prime Site AG 1,986 181
UOL Group Ltd 12,000 65
Vonovia SE 18,094 603
Wharf Real Estate Investment Co Ltd 42,000 187
$ 29,126
REITs - 0 .20%
Ascendas Real Estate Investment Trust 86,800 187
British Land Co PLC/The 22,795 137
CapitaLand Integrated Commercial Trust 136,899 216
Covivio 1,225 77
Daiwa House REIT Investment Corp 57 137
Dexus 27,845 187
Gecina SA 1,189 122
GLP J-Reit 57 75
GPT Group/The 49,592 160
Japan Metropolitan Fund Invest 181 148
Japan Real Estate Investment Corp 33 159
Klepierre SA 5,569 124
Land Securities Group PLC 18,236 163
Link REIT 54,500 456
Mapletree Commercial Trust 60,200 83
Mapletree Logistics Trust 84,700 108
Mirvac Group 102,071 155

Schedule of Investments
Overseas Fund
July 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Nippon Building Fund Inc 40 $ 212
Nippon Prologis REIT Inc
(e)
30 78
Nomura Real Estate Master Fund Inc
(e)
110 138
Scentre Group 134,372 275
Segro PLC 10,896 146
Stockland 61,801 167
Unibail-Rodamco-Westfield
(e)
3,051 173
Vicinity Centres 100,175 147
$ 4,030
Retail - 2 .70%
Alimentation Couche-Tard Inc 196,837 8,794
Astra International Tbk PT 40,070,100 17,114
Chow Tai Fook Jewellery Group Ltd 51,800 102
Cie Financiere Richemont SA 15,005 1,809
H & M Hennes & Mauritz AB 18,907 242
Industria de Diseno Textil SA 570,700 13,861
Kingfisher PLC 53,063 168
Swatch Group AG/The - BR 749 199
Swatch Group AG/The - REG 1,361 68
USS Co Ltd 2,800 55
WH Smith PLC
(e)
641,306 11,319
$ 53,731
Semiconductors - 2 .19%
ASMPT Ltd 1,358,700 10,826
Samsung Electronics Co Ltd 526,201 24,908
SK Hynix Inc 101,718 7,689
$ 43,423
Software - 1 .30%
Sage Group PLC/The 9,225 79
SAP SE 276,137 25,756
Ubisoft Entertainment SA
(e)
1,215 52
$ 25,887
Telecommunications - 0 .99%
BT Group PLC 179,890 355
Deutsche Telekom AG 497,977 9,461
Elisa Oyj 2,394 132
Eutelsat Communications SA
(a)
88,667 675
Hikari Tsushin Inc 300 33
HKT Trust & HKT Ltd 97,000 136
KDDI Corp 41,700 1,337
Koninklijke KPN NV 85,520 282
Nippon Telegraph & Telephone Corp 31,000 885
Nokia OYJ 91,062 474
Orange SA 51,649 528
Proximus SADP 3,937 55
SoftBank Corp 74,300 859
SoftBank Group Corp 31,300 1,315
Spark New Zealand Ltd 48,397 156
Swisscom AG 671 363
Tele2 AB 14,695 168
Telecom Italia SpA/Milano
(e)
90,283 20
Telefonica Deutschland Holding AG 26,952 72
Telefonica SA 138,996 620
Telenor ASA 18,115 220
Telia Co AB 68,819 254
Telstra Corp Ltd 69,196 189
Vodafone Group PLC 697,443 1,028
$ 19,617
Transportation - 1 .14%
AP Moller - Maersk A/S - A 29 78
AP Moller - Maersk A/S - B 139 380
Aurizon Holdings Ltd 47,654 135
Canadian National Railway Co 151,431 19,184
Central Japan Railway Co 3,700 433
Deutsche Post AG 16,681 666
East Japan Railway Co 5,200 271
Kintetsu Group Holdings Co Ltd 2,900 96
Mitsui OSK Lines Ltd
(a)
8,900 244
MTR Corp Ltd 39,500 209
COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation (continued)
NIPPON EXPRESS HOLDINGS INC 2,000 $ 120
Nippon Yusen KK
(a)
4,200 330
Poste Italiane SpA
(f)
13,525 114
SITC International Holdings Co Ltd 12,000 41
West Japan Railway Co 5,700 209
ZIM Integrated Shipping Services Ltd
(a)
2,170 108
$ 22,618
Water - 0 .72%
Severn Trent PLC 2,269 82
United Utilities Group PLC 17,652 235
Veolia Environnement SA 561,018 14,031
$ 14,348
TOTAL COMMON STOCKS $ 1,891,722
PREFERRED STOCKS - 0 .94 % Shares Held Value (000's)
Automobile Manufacturers - 0 .05%
Bayerische Motoren Werke AG 5.82% 1,493 $ 113
Porsche Automobil Holding SE 2.56% 3,964 287
Volkswagen AG 7.56% 4,805 680
$ 1,080
Consumer Products - 0 .89%
Henkel AG & Co KGaA 1.85% 277,343 17,717
TOTAL PREFERRED STOCKS $ 18,797
Total Investments $ 1,991,764
Other Assets and Liabilities -  (0.21)% (4,193)
TOTAL NET ASSETS - 100.00% $ 1,987,571
(a) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $5,033 or 0.25% of net assets.
(b) Current yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $5,447 or
0.27% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Non-income producing security
(f) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $14,762 or 0.74% of net assets.
(g) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.

Schedule of Investments
Overseas Fund
July 31, 2022 (unaudited)
See accompanying notes.

Portfolio Summary  (unaudited)
Location Percent
United Kingdom 22 .88%
France 13 .39%
Japan 10 .60%
Germany 7 .49%
Netherlands 5 .37%
Hong Kong 5 .25%
Switzerland 5 .00%
United States 4 .09%
Spain 3 .92%
Italy 3 .86%
Canada 3 .70%
Sweden 2 .84%
Singapore 2 .50%
Korea, Republic Of 1 .64%
Ireland 1 .52%
Norway 1 .30%
Macao 0 .88%
Indonesia 0 .86%
Mexico 0 .85%
Australia 0 .73%
South Africa 0 .65%
China 0 .39%
Finland 0 .15%
Belgium 0 .08%
Israel 0 .08%
Denmark 0 .07%
Luxembourg 0 .04%
Portugal 0 .03%
New Zealand 0 .02%
Austria 0 .02%
Chile 0 .01%
Other Assets and Liabilities
( 0 .21 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales July 31, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 1.14% $ 50,357 $ 1,547,349 $ 1,523,080 $ 74,626
$ 50,357 $ 1,547,349 $ 1,523,080 $ 74,626
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 1.14% $ 104 $ — $ — $ —
$ 104 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
eMini MSCI EAFE; September 2022 Long 162 $ 15,812 $ 941
Total $ 941
Amounts in thousands except contracts.

Schedule of Investments
Principal Capital Appreciation Fund
July 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3 .08 % Shares Held Value (000's)
Money Market Funds - 3 .08%
BlackRock Liquidity FedFund - Institutional
Class 1.88%
(a),(b)
4,149,118 $ 4,149
Principal Government Money Market Fund -
Institutional Class 1.14%
(a),(b),(c)
93,374,422 93,374
$ 97,523
TOTAL INVESTMENT COMPANIES $ 97,523
COMMON STOCKS - 97 .08 % Shares Held Value (000's)
Apparel - 1 .17%
Deckers Outdoor Corp
(d)
76,972 $ 24,109
NIKE Inc 113,124 13,000
$ 37,109
Automobile Manufacturers - 0 .95%
PACCAR Inc 330,105 30,211
Automobile Parts & Equipment - 0 .21%
Magna International Inc 105,808 6,757
Banks - 4 .56%
First Republic Bank/CA 186,480 30,342
JPMorgan Chase & Co 442,354 51,030
Morgan Stanley 274,377 23,130
PNC Financial Services Group Inc/The 239,714 39,778
$ 144,280
Beverages - 1 .53%
Keurig Dr Pepper Inc 1,245,735 48,260
Chemicals - 2 .24%
Air Products and Chemicals Inc 71,793 17,821
Albemarle Corp 140,985 34,444
FMC Corp 166,821 18,534
$ 70,799
Commercial Services - 0 .91%
Morningstar Inc 82,893 21,167
PayPal Holdings Inc
(d)
89,008 7,702
$ 28,869
Computers - 5 .49%
Apple Inc 1,069,498 173,804
Consumer Products - 1 .12%
Church & Dwight Co Inc 330,466 29,071
WD-40 Co 36,042 6,393
$ 35,464
Diversified Financial Services - 6 .69%
Ameriprise Financial Inc 123,580 33,357
BlackRock Inc 22,819 15,270
Charles Schwab Corp/The 243,543 16,817
Discover Financial Services 75,743 7,650
Nasdaq Inc 235,734 42,644
Visa Inc 451,859 95,844
$ 211,582
Electric - 4 .09%
Constellation Energy Corp 555,528 36,720
NextEra Energy Inc 701,240 59,248
Xcel Energy Inc 457,815 33,503
$ 129,471
Electronics - 0 .79%
Honeywell International Inc 129,297 24,885
Energy - Alternate Sources - 0 .76%
Enphase Energy Inc
(d)
84,842 24,110
Environmental Control - 1 .28%
Republic Services Inc 291,967 40,484
Food - 0 .42%
Simply Good Foods Co/The
(d)
408,305 13,319
Healthcare - Products - 4 .24%
Abbott Laboratories 443,130 48,230
Cooper Cos Inc/The 44,176 14,446
Edwards Lifesciences Corp
(d)
153,015 15,384
Medtronic PLC 132,405 12,250
Thermo Fisher Scientific Inc 73,124 43,758
$ 134,068
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Services - 2 .84%
UnitedHealth Group Inc 165,957 $ 90,005
Home Furnishings - 0 .29%
Sonos Inc
(d)
420,237 9,291
Insurance - 2 .24%
Fidelity National Financial Inc 119,082 4,758
Marsh & McLennan Cos Inc 205,816 33,746
Progressive Corp/The 282,576 32,513
$ 71,017
Internet - 7 .13%
Alphabet Inc - A Shares
(d)
969,167 112,734
Amazon.com Inc
(d)
618,317 83,442
Meta Platforms Inc
(d)
164,145 26,115
Netflix Inc
(d)
14,968 3,366
$ 225,657
Machinery - Construction & Mining - 0 .52%
Epiroc AB - A Shares 925,890 16,371
Machinery - Diversified - 0 .86%
Deere & Co 79,164 27,168
Media - 3 .11%
Comcast Corp - Class A 1,131,442 42,452
Nexstar Media Group Inc 172,600 32,513
Walt Disney Co/The
(d)
221,039 23,452
$ 98,417
Miscellaneous Manufacturers - 0 .96%
Parker-Hannifin Corp 104,965 30,344
Oil & Gas - 5 .41%
Chevron Corp 457,297 74,896
EOG Resources Inc 415,714 46,236
Helmerich & Payne Inc 330,910 15,321
Marathon Petroleum Corp 254,182 23,298
Valero Energy Corp 104,025 11,523
$ 171,274
Packaging & Containers - 0 .39%
Ball Corp 168,637 12,381
Pharmaceuticals - 7 .07%
Bristol-Myers Squibb Co 300,107 22,142
CVS Health Corp 461,803 44,185
Eli Lilly & Co 118,430 39,045
Merck & Co Inc 427,729 38,213
Pfizer Inc 827,893 41,817
Roche Holding AG ADR 720,844 29,894
SIGA Technologies Inc
(e)
482,235 8,290
$ 223,586
REITs - 3 .54%
Alexandria Real Estate Equities Inc 171,394 28,414
American Tower Corp 91,138 24,683
Extra Space Storage Inc 71,022 13,460
Host Hotels & Resorts Inc 1,619,406 28,842
Prologis Inc 126,332 16,746
$ 112,145
Retail - 6 .80%
Chipotle Mexican Grill Inc
(d)
14,129 22,101
Costco Wholesale Corp 80,218 43,422
Home Depot Inc/The 81,612 24,560
Lululemon Athletica Inc
(d)
53,019 16,463
O'Reilly Automotive Inc
(d)
48,518 34,137
Papa John's International Inc 222,826 21,367
Starbucks Corp 105,218 8,920
Target Corp 126,584 20,681
Tractor Supply Co 122,345 23,427
$ 215,078
Semiconductors - 4 .95%
Broadcom Inc 132,599 71,004
Lam Research Corp 57,782 28,920
Microchip Technology Inc 291,718 20,088
NVIDIA Corp 184,716 33,550

Schedule of Investments
Principal Capital Appreciation Fund
July 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors (continued)
Taiwan Semiconductor Manufacturing Co Ltd
ADR
36,153 $ 3,199
$ 156,761
Software - 10 .80%
Adobe Inc
(d)
105,786 43,385
Fair Isaac Corp
(d)
65,587 30,303
Microsoft Corp 603,746 169,496
Roper Technologies Inc 77,494 33,839
Salesforce Inc
(d)
139,733 25,714
ServiceNow Inc
(d)
41,579 18,572
Veeva Systems Inc
(d)
92,312 20,639
$ 341,948
Telecommunications - 1 .72%
T-Mobile US Inc
(d)
379,528 54,295
Transportation - 2 .00%
Expeditors International of Washington Inc 311,448 33,091
Union Pacific Corp 132,621 30,145
$ 63,236
TOTAL COMMON STOCKS $ 3,072,446
Total Investments $ 3,169,969
Other Assets and Liabilities -  (0.16)% (5,163)
TOTAL NET ASSETS - 100.00% $ 3,164,806
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $10,039 or 0.32% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $7,503 or 0.24% of net assets.
Portfolio Summary  (unaudited)
Sector Percent
Technology 21 .24%
Consumer, Non-cyclical 18 .13%
Financial 17 .03%
Communications 11 .96%
Consumer, Cyclical 9 .42%
Industrial 6 .80%
Energy 6 .17%
Utilities 4 .09%
Money Market Funds 3 .08%
Basic Materials 2 .24%
Other Assets and Liabilities
( 0 .16 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales July 31, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 1.14% $ 44,490 $ 1,806,673 $ 1,757,789 $ 93,374
$ 44,490 $ 1,806,673 $ 1,757,789 $ 93,374
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 1.14% $ 171 $ — $ — $ —
$ 171 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Principal LifeTime 2010 Fund
July 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 58 .27%
Blue Chip Fund
(a)
695,224 $ 22,212
Core Fixed Income Fund
(a)
23,369,958 209,629
Diversified International Fund
(a)
2,090,613 24,544
Diversified Real Asset Fund
(a)
1,102,022 14,359
International Small Company Fund
(a)
484,688 4,571
LargeCap Growth Fund I
(a)
1,311,900 21,987
MidCap Fund
(a)
395,871 13,523
MidCap Value Fund I
(a)
773,016 12,878
Origin Emerging Markets Fund
(a)
573,998 5,625
SmallCap Growth Fund I
(a)
323,198 4,189
SmallCap Value Fund II
(a)
334,452 4,067
$ 337,584
Principal Funds, Inc. Institutional Class - 41 .74%
Equity Income Fund
(a)
555,442 20,657
High Income Fund
(a)
4,609,309 38,257
Inflation Protection Fund
(a)
4,754,720 41,842
LargeCap S&P 500 Index Fund
(a)
994,844 21,071
LargeCap Value Fund III
(a)
1,107,250 20,473
Overseas Fund
(a)
1,212,381 11,845
Short-Term Income Fund
(a)
7,479,010 87,654
$ 241,799
TOTAL INVESTMENT COMPANIES $ 579,383
Total Investments $ 579,383
Other Assets and Liabilities -  (0.01)% (81)
TOTAL NET ASSETS - 100.00% $ 579,302
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 69 .38%
Domestic Equity Funds 24 .34%
International Equity Funds 3 .81%
Specialty Funds 2 .48%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2010 Fund
July 31, 2022 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2021 Purchases Sales July 31, 2022
Value Cost Proceeds Value
Blue Chip Fund $ 29,678 $ 5,629 $ 4,672 $ 22,212
Core Fixed Income Fund 245,244 39,533 53,389 209,629
Diversified International Fund 40,604 14,532 17,856 24,544
Diversified Real Asset Fund 13,565 3,952 2,509 14,359
Equity Income Fund 26,124 3,621 6,161 20,657
High Income Fund 49,019 7,525 12,532 38,257
Inflation Protection Fund 34,734 18,333 6,575 41,842
International Small Company Fund 8,168 2,090 3,251 4,571
LargeCap Growth Fund I 27,564 7,357 3,422 21,987
LargeCap S&P 500 Index Fund 17,013 11,942 3,710 21,071
LargeCap Value Fund III 26,735 4,559 7,549 20,473
MidCap Fund 13,326 5,432 2,110 13,523
MidCap Value Fund I 13,273 4,158 2,929 12,878
Origin Emerging Markets Fund 10,334 2,104 4,299 5,625
Overseas Fund 22,870 2,000 10,536 11,845
Short-Term Income Fund 125,529 5,738 38,215 87,654
SmallCap Growth Fund I 6,567 1,547 1,447 4,189
SmallCap Value Fund II 7,009 1,502 3,336 4,067
$ 717,356 $ 141,554 $ 184,498 $ 579,383
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 221 $ 84 $ 1,565 $ (8,507)
Core Fixed Income Fund 3,910 (1) — (21,758)
Diversified International Fund 1,773 (283) 4,068 (12,453)
Diversified Real Asset Fund 533 (10) 183 (639)
Equity Income Fund 470 11 804 (2,938)
High Income Fund 1,810 (684) — (5,071)
Inflation Protection Fund 1,989 (69) 964 (4,581)
International Small Company Fund 129 100 637 (2,536)
LargeCap Growth Fund I 220 24 2,503 (9,536)
LargeCap S&P 500 Index Fund 276 28 1,803 (4,202)
LargeCap Value Fund III 721 121 1,523 (3,393)
MidCap Fund 36 88 945 (3,213)
MidCap Value Fund I 639 14 774 (1,638)
Origin Emerging Markets Fund 226 (511) 207 (2,003)
Overseas Fund 1,413 1,708 — (4,197)
Short-Term Income Fund 1,030 (235) 578 (5,163)
SmallCap Growth Fund I 190 18 568 (2,496)
SmallCap Value Fund II 695 291 222 (1,399)
$ 16,281 $ 694 $ 17,344 $ (95,723)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2015 Fund
July 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 58 .34%
Blue Chip Fund
(a)
408,192 $ 13,042
Core Fixed Income Fund
(a)
11,768,477 105,563
Diversified International Fund
(a)
1,261,786 14,813
Diversified Real Asset Fund
(a)
603,217 7,860
International Small Company Fund
(a)
277,384 2,616
LargeCap Growth Fund I
(a)
770,192 12,909
MidCap Fund
(a)
230,925 7,888
MidCap Value Fund I
(a)
450,676 7,508
Origin Emerging Markets Fund
(a)
330,606 3,240
SmallCap Growth Fund I
(a)
188,330 2,441
SmallCap Value Fund II
(a)
194,934 2,370
$ 180,250
Principal Funds, Inc. Institutional Class - 41 .67%
Equity Income Fund
(a)
326,196 12,131
High Income Fund
(a)
2,338,709 19,411
Inflation Protection Fund
(a)
2,399,446 21,115
LargeCap S&P 500 Index Fund
(a)
584,309 12,376
LargeCap Value Fund III
(a)
650,284 12,024
Overseas Fund
(a)
748,183 7,310
Short-Term Income Fund
(a)
3,787,759 44,393
$ 128,760
TOTAL INVESTMENT COMPANIES $ 309,010
Total Investments $ 309,010
Other Assets and Liabilities -  (0.01)% (37)
TOTAL NET ASSETS - 100.00% $ 308,973
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 66 .44%
Domestic Equity Funds 26 .76%
International Equity Funds 4 .27%
Specialty Funds 2 .54%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2015 Fund
July 31, 2022 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2021 Purchases Sales July 31, 2022
Value Cost Proceeds Value
Blue Chip Fund $ 18,446 $ 3,400 $ 3,956 $ 13,042
Core Fixed Income Fund 117,793 20,119 21,234 105,563
Diversified International Fund 26,454 6,595 10,648 14,813
Diversified Real Asset Fund 6,286 3,217 1,291 7,860
Equity Income Fund 16,429 2,210 4,826 12,131
High Income Fund 22,999 5,374 6,099 19,411
Inflation Protection Fund 16,914 9,691 3,174 21,115
International Small Company Fund 5,308 829 2,083 2,616
LargeCap Growth Fund I 17,616 4,248 3,359 12,909
LargeCap S&P 500 Index Fund 11,512 6,069 2,593 12,376
LargeCap Value Fund III 16,830 2,776 5,699 12,024
MidCap Fund 8,296 3,164 1,761 7,888
MidCap Value Fund I 8,223 2,376 2,187 7,508
Origin Emerging Markets Fund 6,554 842 2,679 3,240
Overseas Fund 13,621 1,395 6,206 7,310
Short-Term Income Fund 53,014 5,658 11,759 44,393
SmallCap Growth Fund I 4,166 1,003 1,247 2,441
SmallCap Value Fund II 4,395 928 2,332 2,370
$ 374,856 $ 79,894 $ 93,133 $ 309,010
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 128 $ 811 $ 903 $ (5,659)
Core Fixed Income Fund 1,976 (64) — (11,051)
Diversified International Fund 1,060 168 2,440 (7,756)
Diversified Real Asset Fund 289 1 99 (353)
Equity Income Fund 274 223 468 (1,905)
High Income Fund 900 (294) — (2,569)
Inflation Protection Fund 987 (18) 480 (2,298)
International Small Company Fund 77 75 381 (1,513)
LargeCap Growth Fund I 130 726 1,483 (6,322)
LargeCap S&P 500 Index Fund 179 468 1,172 (3,080)
LargeCap Value Fund III 420 296 888 (2,179)
MidCap Fund 21 456 551 (2,267)
MidCap Value Fund I 360 285 437 (1,189)
Origin Emerging Markets Fund 134 (331) 123 (1,146)
Overseas Fund 855 1,120 — (2,620)
Short-Term Income Fund 491 (107) 268 (2,413)
SmallCap Growth Fund I 115 206 343 (1,687)
SmallCap Value Fund II 401 426 128 (1,047)
$ 8,797 $ 4,447 $ 10,164 $ (57,054)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2020 Fund
July 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 60 .92%
Blue Chip Fund
(a)
4,613,111 $ 147,389
Core Fixed Income Fund
(a)
106,735,721 957,419
Diversified International Fund
(a)
14,714,580 172,749
Diversified Real Asset Fund
(a)
5,514,462 71,854
International Small Company Fund
(a)
3,274,155 30,875
LargeCap Growth Fund I
(a)
8,703,866 145,877
MidCap Fund
(a)
2,618,723 89,456
MidCap Value Fund I
(a)
5,107,852 85,097
Origin Emerging Markets Fund
(a)
3,645,453 35,725
SmallCap Growth Fund I
(a)
2,107,971 27,319
SmallCap Value Fund II
(a)
2,184,931 26,569
$ 1,790,329
Principal Funds, Inc. Institutional Class - 39 .09%
Equity Income Fund
(a)
3,683,185 136,978
High Income Fund
(a)
19,723,813 163,708
Inflation Protection Fund
(a)
20,346,427 179,048
LargeCap S&P 500 Index Fund
(a)
6,609,520 139,990
LargeCap Value Fund III
(a)
7,341,776 135,749
Overseas Fund
(a)
8,549,123 83,525
Short-Term Income Fund
(a)
26,437,273 309,845
$ 1,148,843
TOTAL INVESTMENT COMPANIES $ 2,939,172
Total Investments $ 2,939,172
Other Assets and Liabilities -  (0.01)% (315)
TOTAL NET ASSETS - 100.00% $ 2,938,857
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 60 .66%
Domestic Equity Funds 31 .80%
International Equity Funds 5 .11%
Specialty Funds 2 .44%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2020 Fund
July 31, 2022 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2021 Purchases Sales July 31, 2022
Value Cost Proceeds Value
Blue Chip Fund $ 223,362 $ 29,951 $ 49,514 $ 147,389
Core Fixed Income Fund 1,084,813 144,034 165,778 957,419
Diversified International Fund 308,066 63,312 110,077 172,749
Diversified Real Asset Fund 59,954 27,817 12,567 71,854
Equity Income Fund 198,607 16,061 58,280 136,978
High Income Fund 198,399 43,668 53,292 163,708
Inflation Protection Fund 154,558 72,317 27,585 179,048
International Small Company Fund 63,571 5,552 21,442 30,875
LargeCap Growth Fund I 213,135 41,864 44,149 145,877
LargeCap S&P 500 Index Fund 145,843 65,711 41,816 139,990
LargeCap Value Fund III 203,580 22,705 68,641 135,749
MidCap Fund 99,763 33,468 23,077 89,456
MidCap Value Fund I 98,944 24,351 27,819 85,097
Origin Emerging Markets Fund 78,466 3,213 29,267 35,725
Overseas Fund 175,449 10,413 85,005 83,525
Short-Term Income Fund 367,633 43,884 83,482 309,845
SmallCap Growth Fund I 50,268 8,794 14,645 27,319
SmallCap Value Fund II 53,800 8,500 28,174 26,569
$ 3,778,211 $ 665,615 $ 944,610 $ 2,939,172
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 1,497 $ 15,787 $ 10,602 $ (72,197)
Core Fixed Income Fund 18,579 (1,349) — (104,301)
Diversified International Fund 12,175 (1,867) 28,014 (86,685)
Diversified Real Asset Fund 2,736 14 944 (3,364)
Equity Income Fund 3,169 3,441 5,452 (22,851)
High Income Fund 7,846 (3,291) — (21,776)
Inflation Protection Fund 8,657 (29) 4,208 (20,213)
International Small Company Fund 885 142 4,385 (16,948)
LargeCap Growth Fund I 1,523 16,983 17,355 (81,956)
LargeCap S&P 500 Index Fund 2,054 14,976 13,440 (44,724)
LargeCap Value Fund III 4,903 5,068 10,362 (26,963)
MidCap Fund 242 8,084 6,348 (28,782)
MidCap Value Fund I 4,161 4,678 5,041 (15,057)
Origin Emerging Markets Fund 1,484 (3,935) 1,361 (12,752)
Overseas Fund 9,728 14,840 — (32,172)
Short-Term Income Fund 3,518 (1,271) 1,939 (16,919)
SmallCap Growth Fund I 1,330 3,219 3,973 (20,317)
SmallCap Value Fund II 4,892 5,844 1,562 (13,401)
$ 89,379 $ 81,334 $ 114,986 $ (641,378)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2025 Fund
July 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 63 .84%
Blue Chip Fund
(a)
3,025,603 $ 96,668
Core Fixed Income Fund
(a)
55,972,701 502,075
Diversified International Fund
(a)
9,994,133 117,331
Diversified Real Asset Fund
(a)
3,479,837 45,342
International Small Company Fund
(a)
2,214,996 20,887
LargeCap Growth Fund I
(a)
5,709,953 95,699
MidCap Fund
(a)
1,710,124 58,418
MidCap Value Fund I
(a)
3,337,164 55,597
Origin Emerging Markets Fund
(a)
2,548,716 24,978
SmallCap Growth Fund I
(a)
1,411,787 18,297
SmallCap Value Fund II
(a)
1,461,279 17,769
$ 1,053,061
Principal Funds, Inc. Institutional Class - 36 .17%
Equity Income Fund
(a)
2,418,122 89,930
High Income Fund
(a)
9,799,739 81,338
Inflation Protection Fund
(a)
9,697,748 85,340
LargeCap S&P 500 Index Fund
(a)
4,332,457 91,761
LargeCap Value Fund III
(a)
4,820,801 89,137
Overseas Fund
(a)
5,878,033 57,428
Short-Term Income Fund
(a)
8,683,865 101,775
$ 596,709
TOTAL INVESTMENT COMPANIES $ 1,649,770
Total Investments $ 1,649,770
Other Assets and Liabilities -  (0.01)% (119)
TOTAL NET ASSETS - 100.00% $ 1,649,651
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 53 .82%
Domestic Equity Funds 37 .18%
International Equity Funds 6 .26%
Specialty Funds 2 .75%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2025 Fund
July 31, 2022 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2021 Purchases Sales July 31, 2022
Value Cost Proceeds Value
Blue Chip Fund $ 127,874 $ 21,480 $ 18,679 $ 96,668
Core Fixed Income Fund 479,298 107,535 34,160 502,075
Diversified International Fund 175,935 43,847 49,303 117,331
Diversified Real Asset Fund 33,661 16,471 2,792 45,342
Equity Income Fund 114,180 12,977 25,330 89,930
High Income Fund 85,099 21,587 14,101 81,338
Inflation Protection Fund 58,718 40,710 5,268 85,340
International Small Company Fund 35,775 4,863 9,839 20,887
LargeCap Growth Fund I 122,073 29,631 16,710 95,699
LargeCap S&P 500 Index Fund 82,172 41,856 13,798 91,761
LargeCap Value Fund III 116,923 16,954 31,398 89,137
MidCap Fund 58,550 21,756 9,262 58,418
MidCap Value Fund I 58,206 14,793 10,862 55,597
Origin Emerging Markets Fund 44,550 4,084 13,168 24,978
Overseas Fund 99,916 10,201 42,009 57,428
Short-Term Income Fund 97,553 27,723 17,923 101,775
SmallCap Growth Fund I 28,750 6,251 6,464 18,297
SmallCap Value Fund II 30,807 6,023 14,524 17,769
$ 1,850,040 $ 448,742 $ 335,590 $ 1,649,770
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 899 $ 2,403 $ 6,368 $ (36,410)
Core Fixed Income Fund 9,071 (149) — (50,449)
Diversified International Fund 7,106 1,120 16,302 (54,268)
Diversified Real Asset Fund 1,582 3 533 (2,001)
Equity Income Fund 1,951 1,130 3,298 (13,027)
High Income Fund 3,592 (750) — (10,497)
Inflation Protection Fund 3,702 — 1,794 (8,820)
International Small Company Fund 507 70 2,505 (9,982)
LargeCap Growth Fund I 916 1,609 10,440 (40,904)
LargeCap S&P 500 Index Fund 1,271 3,647 8,316 (22,116)
LargeCap Value Fund III 2,964 1,688 6,263 (15,030)
MidCap Fund 147 2,831 3,865 (15,457)
MidCap Value Fund I 2,609 1,162 3,161 (7,702)
Origin Emerging Markets Fund 865 (1,602) 791 (8,886)
Overseas Fund 5,750 3,403 — (14,083)
Short-Term Income Fund 1,091 (227) 581 (5,351)
SmallCap Growth Fund I 792 954 2,365 (11,194)
SmallCap Value Fund II 2,912 1,564 930 (6,101)
$ 47,727 $ 18,856 $ 67,512 $ (332,278)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2030 Fund
July 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 72 .00%
Blue Chip Fund
(a)
11,852,157 $ 378,676
Core Fixed Income Fund
(a)
202,282,745 1,814,476
Diversified International Fund
(a)
39,375,477 462,268
International Small Company Fund
(a)
9,021,683 85,074
LargeCap Growth Fund I
(a)
22,361,584 374,780
MidCap Fund
(a)
6,707,396 229,125
MidCap Value Fund I
(a)
13,091,573 218,106
Origin Emerging Markets Fund
(a)
9,823,251 96,268
Real Estate Securities Fund
(a)
4,790,218 144,569
SmallCap Growth Fund I
(a)
5,495,728 71,225
SmallCap Value Fund II
(a)
5,687,122 69,155
$ 3,943,722
Principal Funds, Inc. Institutional Class - 28 .01%
Equity Income Fund
(a)
9,468,878 352,148
High Income Fund
(a)
30,054,888 249,456
LargeCap S&P 500 Index Fund
(a)
16,971,537 359,457
LargeCap Value Fund III
(a)
18,875,364 349,005
Overseas Fund
(a)
22,961,188 224,331
$ 1,534,397
TOTAL INVESTMENT COMPANIES $ 5,478,119
Total Investments $ 5,478,119
Other Assets and Liabilities -  (0.01)% (490)
TOTAL NET ASSETS - 100.00% $ 5,477,629
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 46 .48%
Fixed Income Funds 46 .12%
International Equity Funds 7 .41%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2030 Fund
July 31, 2022 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2021 Purchases Sales July 31, 2022
Value Cost Proceeds Value
Blue Chip Fund $ 515,325 $ 66,105 $ 66,650 $ 378,676
Core Fixed Income Fund 1,633,241 528,113 157,742 1,814,476
Diversified International Fund 703,661 158,333 186,027 462,268
Diversified Real Asset Fund 77,913 75 78,389 —
Equity Income Fund 461,346 31,172 92,978 352,148
High Income Fund 282,158 53,813 51,334 249,456
Inflation Protection Fund 100,562 75 101,728 —
International Small Company Fund 145,005 14,202 34,159 85,074
LargeCap Growth Fund I 496,059 102,812 65,648 374,780
LargeCap S&P 500 Index Fund 369,069 127,258 57,646 359,457
LargeCap Value Fund III 472,319 47,243 117,058 349,005
MidCap Fund 235,855 78,912 34,906 229,125
MidCap Value Fund I 235,525 52,319 43,639 218,106
Origin Emerging Markets Fund 179,119 9,364 51,008 96,268
Overseas Fund 411,858 27,976 172,774 224,331
Real Estate Securities Fund 41,311 133,267 11,502 144,569
SmallCap Growth Fund I 116,721 19,531 23,035 71,225
SmallCap Value Fund II 124,337 18,240 55,248 69,155
$ 6,601,384 $ 1,468,810 $ 1,401,471 $ 5,478,119
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 3,617 $ 8,883 $ 25,621 $ (144,987)
Core Fixed Income Fund 33,572 (393) — (188,743)
Diversified International Fund 28,271 (3,196) 64,864 (210,503)
Diversified Real Asset Fund — 8,923 — (8,522)
Equity Income Fund 7,767 4,744 13,284 (52,136)
High Income Fund 11,216 (2,743) — (32,438)
Inflation Protection Fund — 12,479 — (11,388)
International Small Company Fund 2,014 1,252 9,948 (41,226)
LargeCap Growth Fund I 3,711 28,156 42,294 (186,599)
LargeCap S&P 500 Index Fund 5,648 16,559 36,960 (95,783)
LargeCap Value Fund III 11,924 6,965 25,198 (60,464)
MidCap Fund 593 10,189 15,594 (60,925)
MidCap Value Fund I 10,441 6,718 12,648 (32,817)
Origin Emerging Markets Fund 3,356 (6,930) 3,070 (34,277)
Overseas Fund 22,649 27,090 — (69,819)
Real Estate Securities Fund 4,026 (459) 2,097 (18,048)
SmallCap Growth Fund I 3,257 2,664 9,728 (44,656)
SmallCap Value Fund II 11,694 8,640 3,734 (26,814)
$ 163,756 $ 129,541 $ 265,040 $ (1,320,145)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2035 Fund
July 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 63 .86%
Blue Chip Fund
(a)
4,145,822 $ 132,459
Core Fixed Income Fund
(a)
43,583,190 390,941
Diversified International Fund
(a)
14,268,729 167,515
International Small Company Fund
(a)
3,204,499 30,219
LargeCap Growth Fund I
(a)
7,824,777 131,143
MidCap Value Fund I
(a)
4,529,170 75,456
Origin Emerging Markets Fund
(a)
3,584,375 35,127
Real Estate Securities Fund
(a)
1,455,087 43,915
SmallCap Growth Fund I
(a)
1,971,020 25,544
SmallCap Value Fund II
(a)
2,040,550 24,813
$ 1,057,132
Principal Funds, Inc. Institutional Class - 36 .15%
Equity Income Fund
(a)
3,315,692 123,310
High Income Fund
(a)
7,613,231 63,190
LargeCap S&P 500 Index Fund
(a)
5,937,750 125,761
LargeCap Value Fund III
(a)
6,610,910 122,236
MidCap Growth Fund III
(a)
7,234,829 82,405
Overseas Fund
(a)
8,345,161 81,532
$ 598,434
TOTAL INVESTMENT COMPANIES $ 1,655,566
Total Investments $ 1,655,566
Other Assets and Liabilities -  (0.01)% (107)
TOTAL NET ASSETS - 100.00% $ 1,655,459
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 53 .58%
Fixed Income Funds 37 .56%
International Equity Funds 8 .87%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales July 31, 2022
Value Cost Proceeds Value
Blue Chip Fund $ 146,643 $ 34,127 $ 5,978 $ 132,459
Core Fixed Income Fund 339,855 96,983 9,323 390,941
Diversified International Fund 210,948 71,159 45,812 167,515
Equity Income Fund 131,792 19,671 13,012 123,310
High Income Fund 64,565 14,811 8,302 63,190
International Small Company Fund 43,323 9,310 9,280 30,219
LargeCap Growth Fund I 141,466 45,157 5,858 131,143
LargeCap S&P 500 Index Fund 113,339 46,494 8,087 125,761
LargeCap Value Fund III 134,819 23,445 19,107 122,236
MidCap Growth Fund III 67,394 43,585 1,851 82,405
MidCap Value Fund I 68,533 21,323 5,909 75,456
Origin Emerging Markets Fund 53,084 7,455 11,434 35,127
Overseas Fund 118,978 17,012 40,369 81,532
Real Estate Securities Fund 41,734 7,855 986 43,915
SmallCap Growth Fund I 33,196 8,514 3,184 25,544
SmallCap Value Fund II 35,554 8,057 13,031 24,813
$ 1,745,223 $ 474,958 $ 201,523 $ 1,655,566
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 1,113 $ 57 $ 7,888 $ (42,390)
Core Fixed Income Fund 6,695 (9) — (36,565)
Diversified International Fund 8,888 (478) 20,325 (68,302)
Equity Income Fund 2,485 (45) 4,130 (15,096)
High Income Fund 2,573 47 — (7,931)
International Small Company Fund 652 94 3,209 (13,228)
LargeCap Growth Fund I 1,150 48 13,103 (49,670)
LargeCap S&P 500 Index Fund 1,858 (15) 12,154 (25,970)
LargeCap Value Fund III 3,712 135 7,841 (17,056)
MidCap Growth Fund III 2,083 (3) 10,782 (26,720)
MidCap Value Fund I 3,371 (65) 4,083 (8,426)
Origin Emerging Markets Fund 1,076 113 980 (14,091)
Overseas Fund 7,198 1,977 — (16,066)
Real Estate Securities Fund 1,118 — 572 (4,688)
SmallCap Growth Fund I 997 126 2,977 (13,108)
SmallCap Value Fund II 3,648 46 1,165 (5,813)
$ 48,617 $ 2,028 $ 89,209 $ (365,120)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2040 Fund
July 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 59 .73%
Blue Chip Fund
(a)
12,115,698 $ 387,097
Core Fixed Income Fund
(a)
61,900,569 555,248
Diversified International Fund
(a)
41,122,259 482,775
International Small Company Fund
(a)
9,319,324 87,881
LargeCap Growth Fund I
(a)
22,860,563 383,143
MidCap Value Fund I
(a)
13,107,549 218,372
Origin Emerging Markets Fund
(a)
10,708,064 104,939
Real Estate Securities Fund
(a)
3,688,317 111,314
SmallCap Growth Fund I
(a)
5,674,021 73,535
SmallCap Value Fund II
(a)
5,873,710 71,424
$ 2,475,728
Principal Funds, Inc. Institutional Class - 40 .28%
Equity Income Fund
(a)
9,682,451 360,090
High Income Fund
(a)
13,404,879 111,261
LargeCap S&P 500 Index Fund
(a)
17,345,113 367,370
LargeCap Value Fund III
(a)
19,302,207 356,898
MidCap Growth Fund III
(a)
20,955,065 238,678
Overseas Fund
(a)
24,087,445 235,334
$ 1,669,631
TOTAL INVESTMENT COMPANIES $ 4,145,359
Total Investments $ 4,145,359
Other Assets and Liabilities -  (0.01)% (392)
TOTAL NET ASSETS - 100.00% $ 4,144,967
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 61 .95%
Fixed Income Funds 27 .73%
International Equity Funds 10 .33%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales July 31, 2022
Value Cost Proceeds Value
Blue Chip Fund $ 447,440 $ 93,254 $ 24,004 $ 387,097
Core Fixed Income Fund 645,103 82,097 115,082 555,248
Diversified International Fund 642,339 202,094 149,520 482,775
Equity Income Fund 402,092 50,524 45,875 360,090
High Income Fund 142,192 16,944 34,463 111,261
International Small Company Fund 135,711 21,115 28,611 87,881
LargeCap Growth Fund I 431,418 127,748 23,948 383,143
LargeCap S&P 500 Index Fund 359,928 117,417 27,603 367,370
LargeCap Value Fund III 411,485 54,264 56,524 356,898
MidCap Growth Fund III 202,885 131,349 12,756 238,678
MidCap Value Fund I 206,296 63,442 24,739 218,372
Origin Emerging Markets Fund 165,560 20,615 37,614 104,939
Overseas Fund 372,958 30,699 125,236 235,334
Real Estate Securities Fund 117,355 12,662 6,028 111,314
SmallCap Growth Fund I 100,906 21,935 9,340 73,535
SmallCap Value Fund II 107,799 17,032 36,398 71,424
$ 4,891,467 $ 1,063,191 $ 757,741 $ 4,145,359
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 3,413 $ (25) $ 24,177 $ (129,568)
Core Fixed Income Fund 10,231 449 — (57,319)
Diversified International Fund 27,570 (2,696) 63,220 (209,442)
Equity Income Fund 7,545 (287) 12,750 (46,364)
High Income Fund 4,520 18 — (13,430)
International Small Company Fund 2,009 (94) 9,920 (40,240)
LargeCap Growth Fund I 3,526 (97) 40,181 (151,978)
LargeCap S&P 500 Index Fund 5,951 (983) 38,928 (81,389)
LargeCap Value Fund III 11,419 134 24,128 (52,461)
MidCap Growth Fund III 6,405 (4) 33,148 (82,796)
MidCap Value Fund I 10,340 (337) 12,524 (26,290)
Origin Emerging Markets Fund 3,445 437 3,150 (44,059)
Overseas Fund 22,140 7,900 — (50,987)
Real Estate Securities Fund 3,025 (21) 1,569 (12,654)
SmallCap Growth Fund I 3,066 (677) 9,156 (39,289)
SmallCap Value Fund II 10,758 2,333 3,435 (19,342)
$ 135,363 $ 6,050 $ 276,286 $ (1,057,608)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2045 Fund
July 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 57 .10%
Blue Chip Fund
(a)
4,058,030 $ 129,654
Core Fixed Income Fund
(a)
9,069,879 81,357
Diversified International Fund
(a)
13,779,996 161,777
International Small Company Fund
(a)
3,132,765 29,542
LargeCap Growth Fund I
(a)
7,659,117 128,367
MidCap Value Fund I
(a)
4,453,146 74,190
Origin Emerging Markets Fund
(a)
3,542,866 34,720
Real Estate Securities Fund
(a)
1,126,844 34,008
SmallCap Growth Fund I
(a)
1,936,980 25,103
SmallCap Value Fund II
(a)
2,005,841 24,391
$ 723,109
Principal Funds, Inc. Institutional Class - 42 .91%
Equity Income Fund
(a)
3,246,575 120,740
High Income Fund
(a)
2,538,557 21,070
LargeCap S&P 500 Index Fund
(a)
5,812,812 123,115
LargeCap Value Fund III
(a)
6,473,191 119,689
MidCap Growth Fund III
(a)
7,107,076 80,950
Overseas Fund
(a)
7,956,378 77,734
$ 543,298
TOTAL INVESTMENT COMPANIES $ 1,266,407
Total Investments $ 1,266,407
Other Assets and Liabilities -  (0.01)% (87)
TOTAL NET ASSETS - 100.00% $ 1,266,320
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 67 .94%
Fixed Income Funds 20 .86%
International Equity Funds 11 .21%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales July 31, 2022
Value Cost Proceeds Value
Blue Chip Fund $ 131,115 $ 41,995 $ 3,512 $ 129,654
Core Fixed Income Fund 111,532 28,129 51,236 81,357
Diversified International Fund 190,208 75,923 38,938 161,777
Equity Income Fund 118,159 27,798 10,618 120,740
High Income Fund 30,037 9,104 16,423 21,070
International Small Company Fund 38,964 10,236 7,239 29,542
LargeCap Growth Fund I 126,340 52,434 3,494 128,367
LargeCap S&P 500 Index Fund 114,683 40,484 4,448 123,115
LargeCap Value Fund III 120,824 26,578 11,486 119,689
MidCap Growth Fund III 61,181 47,080 1,148 80,950
MidCap Value Fund I 62,023 25,629 5,083 74,190
Origin Emerging Markets Fund 47,978 9,730 9,509 34,720
Overseas Fund 107,551 15,298 31,726 77,734
Real Estate Securities Fund 32,487 5,656 495 34,008
SmallCap Growth Fund I 29,657 8,490 960 25,103
SmallCap Value Fund II 32,010 9,461 11,440 24,391
$ 1,354,749 $ 434,025 $ 207,755 $ 1,266,407
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 1,040 $ 3 $ 7,368 $ (39,947)
Core Fixed Income Fund 1,362 152 — (7,220)
Diversified International Fund 8,412 (144) 19,241 (65,272)
Equity Income Fund 2,354 (82) 3,894 (14,517)
High Income Fund 651 (34) — (1,614)
International Small Company Fund 611 56 3,010 (12,475)
LargeCap Growth Fund I 1,074 (29) 12,242 (46,884)
LargeCap S&P 500 Index Fund 2,018 (161) 13,199 (27,443)
LargeCap Value Fund III 3,489 69 7,372 (16,296)
MidCap Growth Fund III 2,031 — 10,509 (26,163)
MidCap Value Fund I 3,270 (81) 3,960 (8,298)
Origin Emerging Markets Fund 1,030 84 939 (13,563)
Overseas Fund 6,811 1,112 — (14,501)
Real Estate Securities Fund 865 — 443 (3,640)
SmallCap Growth Fund I 917 (4) 2,739 (12,080)
SmallCap Value Fund II 3,496 (14) 1,116 (5,626)
$ 39,431 $ 927 $ 86,032 $ (315,539)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2050 Fund
July 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 55 .69%
Blue Chip Fund
(a)
9,105,395 $ 290,917
Core Fixed Income Fund
(a)
7,283,416 65,332
Diversified International Fund
(a)
30,555,390 358,720
International Small Company Fund
(a)
6,950,534 65,544
LargeCap Growth Fund I
(a)
17,180,872 287,951
MidCap Value Fund I
(a)
9,904,006 165,001
Origin Emerging Markets Fund
(a)
8,379,002 82,114
Real Estate Securities Fund
(a)
2,412,375 72,806
SmallCap Growth Fund I
(a)
4,285,355 55,538
SmallCap Value Fund II
(a)
4,436,960 53,954
$ 1,497,877
Principal Funds, Inc. Institutional Class - 44 .32%
Equity Income Fund
(a)
7,278,133 270,674
High Income Fund
(a)
2,567,641 21,311
LargeCap S&P 500 Index Fund
(a)
13,035,021 276,082
LargeCap Value Fund III
(a)
14,509,468 268,280
MidCap Growth Fund III
(a)
15,828,268 180,284
Overseas Fund
(a)
17,938,771 175,262
$ 1,191,893
TOTAL INVESTMENT COMPANIES $ 2,689,770
Total Investments $ 2,689,770
Other Assets and Liabilities -  (0.01)% (251)
TOTAL NET ASSETS - 100.00% $ 2,689,519
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 71 .44%
Fixed Income Funds 16 .56%
International Equity Funds 12 .01%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales July 31, 2022
Value Cost Proceeds Value
Blue Chip Fund $ 314,445 $ 88,132 $ 16,560 $ 290,917
Core Fixed Income Fund 174,531 28,233 132,130 65,332
Diversified International Fund 450,070 159,896 98,860 358,720
Equity Income Fund 283,391 54,647 32,911 270,674
High Income Fund 50,849 11,203 39,270 21,311
International Small Company Fund 94,205 19,499 19,058 65,544
LargeCap Growth Fund I 303,429 112,753 16,516 287,951
LargeCap S&P 500 Index Fund 272,166 87,244 18,760 276,082
LargeCap Value Fund III 289,883 52,698 35,675 268,280
MidCap Growth Fund III 144,696 105,205 8,564 180,284
MidCap Value Fund I 146,896 55,340 17,488 165,001
Origin Emerging Markets Fund 116,175 22,100 23,377 82,114
Overseas Fund 260,012 27,923 81,448 175,262
Real Estate Securities Fund 73,614 10,321 2,923 72,806
SmallCap Growth Fund I 71,324 18,986 5,433 55,538
SmallCap Value Fund II 76,795 19,705 29,033 53,954
$ 3,122,481 $ 873,885 $ 578,006 $ 2,689,770
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 2,499 $ 25 $ 17,703 $ (95,125)
Core Fixed Income Fund 1,119 528 — (5,830)
Diversified International Fund 19,576 (626) 44,921 (151,760)
Equity Income Fund 5,546 (178) 9,340 (34,275)
High Income Fund 623 (905) — (566)
International Small Company Fund 1,433 (80) 7,081 (29,022)
LargeCap Growth Fund I 2,582 (97) 29,425 (111,618)
LargeCap S&P 500 Index Fund 4,737 (664) 31,002 (63,904)
LargeCap Value Fund III 8,371 172 17,691 (38,798)
MidCap Growth Fund III 4,735 (111) 24,503 (60,942)
MidCap Value Fund I 7,638 (238) 9,254 (19,509)
Origin Emerging Markets Fund 2,517 265 2,303 (33,049)
Overseas Fund 15,796 3,442 — (34,667)
Real Estate Securities Fund 1,950 2 1,009 (8,208)
SmallCap Growth Fund I 2,245 (8) 6,707 (29,331)
SmallCap Value Fund II 8,373 310 2,674 (13,823)
$ 89,740 $ 1,837 $ 203,613 $ (730,427)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2055 Fund
July 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 55 .77%
Blue Chip Fund
(a)
2,550,832 $ 81,499
Core Fixed Income Fund
(a)
2,097,922 18,818
Diversified International Fund
(a)
8,693,472 102,061
International Small Company Fund
(a)
1,970,646 18,583
LargeCap Growth Fund I
(a)
4,814,651 80,694
MidCap Value Fund I
(a)
2,796,444 46,589
Origin Emerging Markets Fund
(a)
2,323,416 22,770
Real Estate Securities Fund
(a)
675,594 20,389
SmallCap Growth Fund I
(a)
1,229,122 15,929
SmallCap Value Fund II
(a)
1,274,399 15,497
$ 422,829
Principal Funds, Inc. Institutional Class - 44 .24%
Equity Income Fund
(a)
2,041,685 75,930
High Income Fund
(a)
739,117 6,135
LargeCap S&P 500 Index Fund
(a)
3,656,362 77,442
LargeCap Value Fund III
(a)
4,071,043 75,274
MidCap Growth Fund III
(a)
4,462,292 50,825
Overseas Fund
(a)
5,090,809 49,737
$ 335,343
TOTAL INVESTMENT COMPANIES $ 758,172
Total Investments $ 758,172
Other Assets and Liabilities -  (0.01)% (57)
TOTAL NET ASSETS - 100.00% $ 758,115
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 71 .25%
Fixed Income Funds 16 .75%
International Equity Funds 12 .01%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales July 31, 2022
Value Cost Proceeds Value
Blue Chip Fund $ 79,161 $ 28,593 $ 2,135 $ 81,499
Core Fixed Income Fund 30,959 9,235 19,984 18,818
Diversified International Fund 116,076 47,652 22,394 102,061
Equity Income Fund 71,604 19,679 6,499 75,930
High Income Fund 8,935 3,167 5,520 6,135
International Small Company Fund 23,981 6,387 4,313 18,583
LargeCap Growth Fund I 76,594 34,690 2,124 80,694
LargeCap S&P 500 Index Fund 71,588 25,310 2,681 77,442
LargeCap Value Fund III 73,215 18,940 7,035 75,274
MidCap Growth Fund III 37,196 29,714 731 50,825
MidCap Value Fund I 37,642 17,007 3,130 46,589
Origin Emerging Markets Fund 29,393 7,063 5,218 22,770
Overseas Fund 64,805 12,048 18,937 49,737
Real Estate Securities Fund 18,408 4,279 191 20,389
SmallCap Growth Fund I 18,108 6,442 1,072 15,929
SmallCap Value Fund II 19,395 6,161 6,707 15,497
$ 777,060 $ 276,367 $ 108,671 $ 758,172
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 629 $ 2 $ 4,455 $ (24,122)
Core Fixed Income Fund 290 69 — (1,461)
Diversified International Fund 4,995 (48) 11,433 (39,225)
Equity Income Fund 1,435 (44) 2,357 (8,810)
High Income Fund 179 (50) — (397)
International Small Company Fund 365 22 1,796 (7,494)
LargeCap Growth Fund I 653 (11) 7,438 (28,455)
LargeCap S&P 500 Index Fund 1,232 (36) 8,057 (16,739)
LargeCap Value Fund III 2,118 34 4,474 (9,880)
MidCap Growth Fund III 1,198 (3) 6,198 (15,351)
MidCap Value Fund I 1,928 (38) 2,334 (4,892)
Origin Emerging Markets Fund 627 69 573 (8,537)
Overseas Fund 4,060 801 — (8,980)
Real Estate Securities Fund 502 — 256 (2,107)
SmallCap Growth Fund I 575 1 1,718 (7,550)
SmallCap Value Fund II 2,097 (13) 670 (3,339)
$ 22,883 $ 755 $ 51,759 $ (187,339)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2060 Fund
July 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 55 .79%
Blue Chip Fund
(a)
2,330,133 $ 74,448
Core Fixed Income Fund
(a)
1,912,429 17,154
Diversified International Fund
(a)
7,959,600 93,446
International Small Company Fund
(a)
1,797,347 16,949
LargeCap Growth Fund I
(a)
4,397,876 73,708
MidCap Value Fund I
(a)
2,554,115 42,551
Origin Emerging Markets Fund
(a)
2,116,998 20,747
Real Estate Securities Fund
(a)
617,001 18,621
SmallCap Growth Fund I
(a)
1,123,742 14,564
SmallCap Value Fund II
(a)
1,165,023 14,167
$ 386,355
Principal Funds, Inc. Institutional Class - 44 .22%
Equity Income Fund
(a)
1,864,718 69,349
High Income Fund
(a)
674,904 5,602
LargeCap S&P 500 Index Fund
(a)
3,339,538 70,731
LargeCap Value Fund III
(a)
3,718,045 68,746
MidCap Growth Fund III
(a)
4,076,277 46,429
Overseas Fund
(a)
4,645,936 45,391
$ 306,248
TOTAL INVESTMENT COMPANIES $ 692,603
Total Investments $ 692,603
Other Assets and Liabilities -  (0.01)% (49)
TOTAL NET ASSETS - 100.00% $ 692,554
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 71 .22%
Fixed Income Funds 16 .78%
International Equity Funds 12 .01%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales July 31, 2022
Value Cost Proceeds Value
Blue Chip Fund $ 72,830 $ 26,457 $ 2,918 $ 74,448
Core Fixed Income Fund 20,757 8,330 10,756 17,154
Diversified International Fund 107,314 43,959 22,016 93,446
Equity Income Fund 65,978 18,342 6,917 69,349
High Income Fund 6,851 2,877 3,599 5,602
International Small Company Fund 22,353 5,621 4,237 16,949
LargeCap Growth Fund I 70,509 31,982 2,908 73,708
LargeCap S&P 500 Index Fund 67,339 22,288 3,357 70,731
LargeCap Value Fund III 67,404 17,716 7,410 68,746
MidCap Growth Fund III 34,942 26,778 1,326 46,429
MidCap Value Fund I 35,257 15,320 3,519 42,551
Origin Emerging Markets Fund 27,259 6,347 5,157 20,747
Overseas Fund 60,626 11,780 19,550 45,391
Real Estate Securities Fund 16,974 3,974 408 18,621
SmallCap Growth Fund I 16,708 5,409 849 14,564
SmallCap Value Fund II 17,881 5,587 6,268 14,167
$ 710,982 $ 252,767 $ 101,195 $ 692,603
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 573 $ (2) $ 4,061 $ (21,919)
Core Fixed Income Fund 250 6 — (1,183)
Diversified International Fund 4,540 (3) 10,410 (35,808)
Equity Income Fund 1,307 (39) 2,149 (8,015)
High Income Fund 183 (33) — (494)
International Small Company Fund 330 14 1,630 (6,802)
LargeCap Growth Fund I 594 1 6,774 (25,876)
LargeCap S&P 500 Index Fund 1,150 (25) 7,518 (15,514)
LargeCap Value Fund III 1,927 35 4,072 (8,999)
MidCap Growth Fund III 1,093 5 5,657 (13,970)
MidCap Value Fund I 1,773 (30) 2,148 (4,477)
Origin Emerging Markets Fund 568 43 519 (7,745)
Overseas Fund 3,686 711 — (8,176)
Real Estate Securities Fund 458 — 234 (1,919)
SmallCap Growth Fund I 511 2 1,526 (6,706)
SmallCap Value Fund II 1,905 (10) 608 (3,023)
$ 20,848 $ 675 $ 47,306 $ (170,626)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2065 Fund
July 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 55 .88%
Blue Chip Fund
(a)
322,719 $ 10,311
Core Fixed Income Fund
(a)
273,415 2,453
Diversified International Fund
(a)
1,115,538 13,096
International Small Company Fund
(a)
251,275 2,370
LargeCap Growth Fund I
(a)
609,238 10,211
MidCap Value Fund I
(a)
356,181 5,934
Origin Emerging Markets Fund
(a)
295,457 2,895
Real Estate Securities Fund
(a)
86,159 2,600
SmallCap Growth Fund I
(a)
159,587 2,068
SmallCap Value Fund II
(a)
165,641 2,014
$ 53,952
Principal Funds, Inc. Institutional Class - 44 .15%
Equity Income Fund
(a)
258,583 9,617
High Income Fund
(a)
96,498 801
LargeCap S&P 500 Index Fund
(a)
463,023 9,807
LargeCap Value Fund III
(a)
515,675 9,535
MidCap Growth Fund III
(a)
567,642 6,465
Overseas Fund
(a)
654,657 6,396
$ 42,621
TOTAL INVESTMENT COMPANIES $ 96,573
Total Investments $ 96,573
Other Assets and Liabilities -  (0.03)% (25)
TOTAL NET ASSETS - 100.00% $ 96,548
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 71 .03%
Fixed Income Funds 16 .93%
International Equity Funds 12 .07%
Other Assets and Liabilities
( 0 .03 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales July 31, 2022
Value Cost Proceeds Value
Blue Chip Fund $ 8,287 $ 5,371 $ 668 $ 10,311
Core Fixed Income Fund 2,460 1,603 1,450 2,453
Diversified International Fund 13,097 7,946 3,448 13,096
Equity Income Fund 7,576 4,247 1,189 9,617
High Income Fund 828 539 496 801
International Small Company Fund 2,599 1,282 660 2,370
LargeCap Growth Fund I 8,048 6,011 666 10,211
LargeCap S&P 500 Index Fund 7,700 4,734 722 9,807
LargeCap Value Fund III 7,709 4,194 1,258 9,535
MidCap Growth Fund III 4,435 4,276 370 6,465
MidCap Value Fund I 4,397 2,903 773 5,934
Origin Emerging Markets Fund 3,149 1,554 814 2,895
Overseas Fund 6,610 2,908 2,150 6,396
Real Estate Securities Fund 2,097 896 147 2,600
SmallCap Growth Fund I 1,966 1,208 254 2,068
SmallCap Value Fund II 2,075 1,167 860 2,014
$ 83,033 $ 50,839 $ 15,925 $ 96,573
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 68 $ 1 $ 483 $ (2,680)
Core Fixed Income Fund 33 3 — (163)
Diversified International Fund 564 (2) 1,273 (4,497)
Equity Income Fund 164 (3) 259 (1,014)
High Income Fund 25 — — (70)
International Small Company Fund 41 — 199 (851)
LargeCap Growth Fund I 71 — 809 (3,182)
LargeCap S&P 500 Index Fund 137 — 893 (1,905)
LargeCap Value Fund III 232 2 488 (1,112)
MidCap Growth Fund III 146 1 756 (1,877)
MidCap Value Fund I 233 (2) 281 (591)
Origin Emerging Markets Fund 70 1 63 (995)
Overseas Fund 462 4 — (976)
Real Estate Securities Fund 58 — 29 (246)
SmallCap Growth Fund I 64 — 190 (852)
SmallCap Value Fund II 229 (3) 73 (365)
$ 2,597 $ 2 $ 5,796 $ (21,376)
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2015 Fund
July 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .02 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 18 .34%
Diversified International Fund
(a)
1,014,915 $ 11,915
Diversified Real Asset Fund
(a)
311,302 4,056
International Small Company Fund
(a)
145,982 1,377
MidCap S&P 400 Index Fund
(a)
364,600 7,912
Origin Emerging Markets Fund
(a)
134,437 1,317
SmallCap S&P 600 Index Fund
(a)
94,089 2,602
$ 29,179
Principal Funds, Inc. Institutional Class - 81 .68%
Bond Market Index Fund
(a)
6,043,975 54,517
High Income Fund
(a)
1,206,527 10,014
Inflation Protection Fund
(a)
1,224,558 10,776
LargeCap S&P 500 Index Fund
(a)
1,491,860 31,598
Short-Term Income Fund
(a)
1,966,682 23,049
$ 129,954
TOTAL INVESTMENT COMPANIES $ 159,133
Total Investments $ 159,133
Other Assets and Liabilities -  (0.02)% (24)
TOTAL NET ASSETS - 100.00% $ 159,109
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 69 .31%
Domestic Equity Funds 26 .46%
Specialty Funds 2 .55%
International Equity Funds 1 .70%
Other Assets and Liabilities
( 0 .02 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales July 31, 2022
Value Cost Proceeds Value
Bond Market Index Fund $ 43,640 $ 20,619 $ 5,071 $ 54,517
Diversified International Fund 14,883 7,000 5,251 11,915
Diversified Real Asset Fund 2,742 1,706 235 4,056
High Income Fund 8,456 4,681 1,869 10,014
Inflation Protection Fund 6,132 6,166 580 10,776
International Small Company Fund 1,852 792 686 1,377
LargeCap S&P 500 Index Fund 29,197 12,847 3,869 31,598
MidCap S&P 400 Index Fund 5,929 3,795 797 7,912
Origin Emerging Markets Fund 1,751 699 628 1,317
Short-Term Income Fund 19,610 7,599 3,090 23,049
SmallCap S&P 600 Index Fund 3,043 1,222 1,147 2,602
$ 137,235 $ 67,126 $ 23,223 $ 159,133
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 876 $ (7) $ — $ (4,664)
Diversified International Fund 622 56 1,414 (4,773)
Diversified Real Asset Fund 122 — 39 (157)
High Income Fund 399 (79) — (1,175)
Inflation Protection Fund 392 — 188 (942)
International Small Company Fund 30 10 144 (591)
LargeCap S&P 500 Index Fund 471 414 3,079 (6,991)
MidCap S&P 400 Index Fund 166 32 309 (1,047)
Origin Emerging Markets Fund 40 (64) 36 (441)
Short-Term Income Fund 219 (14) 105 (1,056)
SmallCap S&P 600 Index Fund 75 15 176 (531)
$ 3,412 $ 363 $ 5,490 $ (22,368)
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2020 Fund
July 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 21 .34%
Diversified International Fund
(a)
3,546,376 $ 41,634
Diversified Real Asset Fund
(a)
920,817 11,998
International Small Company Fund
(a)
518,570 4,890
MidCap S&P 400 Index Fund
(a)
1,278,803 27,750
Origin Emerging Markets Fund
(a)
445,977 4,371
SmallCap S&P 600 Index Fund
(a)
324,112 8,962
$ 99,605
Principal Funds, Inc. Institutional Class - 78 .67%
Bond Market Index Fund
(a)
16,923,187 152,647
High Income Fund
(a)
3,138,793 26,052
Inflation Protection Fund
(a)
3,208,568 28,235
LargeCap S&P 500 Index Fund
(a)
5,227,407 110,717
Short-Term Income Fund
(a)
4,227,212 49,543
$ 367,194
TOTAL INVESTMENT COMPANIES $ 466,799
Total Investments $ 466,799
Other Assets and Liabilities -  (0.01)% (56)
TOTAL NET ASSETS - 100.00% $ 466,743
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 63 .87%
Domestic Equity Funds 31 .58%
Specialty Funds 2 .57%
International Equity Funds 1 .99%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales July 31, 2022
Value Cost Proceeds Value
Bond Market Index Fund $ 139,574 $ 39,063 $ 11,419 $ 152,647
Diversified International Fund 62,212 16,220 18,717 41,634
Diversified Real Asset Fund 9,642 3,705 852 11,998
High Income Fund 25,247 9,854 5,516 26,052
Inflation Protection Fund 19,767 13,067 1,879 28,235
International Small Company Fund 7,722 1,736 2,319 4,890
LargeCap S&P 500 Index Fund 121,503 33,318 18,673 110,717
MidCap S&P 400 Index Fund 24,843 10,605 3,751 27,750
Origin Emerging Markets Fund 7,208 1,175 2,223 4,371
Short-Term Income Fund 47,108 12,212 7,251 49,543
SmallCap S&P 600 Index Fund 12,722 2,880 4,575 8,962
$ 477,548 $ 143,835 $ 77,175 $ 466,799
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 2,828 $ (49) $ — $ (14,522)
Diversified International Fund 2,400 523 5,500 (18,604)
Diversified Real Asset Fund 398 — 132 (497)
High Income Fund 1,116 (250) — (3,283)
Inflation Protection Fund 1,156 (1) 559 (2,719)
International Small Company Fund 114 77 564 (2,326)
LargeCap S&P 500 Index Fund 1,870 1,588 12,222 (27,019)
MidCap S&P 400 Index Fund 663 136 1,232 (4,083)
Origin Emerging Markets Fund 144 (299) 132 (1,490)
Short-Term Income Fund 504 (67) 257 (2,459)
SmallCap S&P 600 Index Fund 308 100 716 (2,165)
$ 11,501 $ 1,758 $ 21,314 $ (79,167)
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2025 Fund
July 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 25 .16%
Diversified International Fund
(a)
4,855,853 $ 57,008
Diversified Real Asset Fund
(a)
1,063,611 13,859
International Small Company Fund
(a)
706,790 6,665
MidCap S&P 400 Index Fund
(a)
1,690,092 36,675
Origin Emerging Markets Fund
(a)
617,809 6,054
SmallCap S&P 600 Index Fund
(a)
436,631 12,073
$ 132,334
Principal Funds, Inc. Institutional Class - 74 .85%
Bond Market Index Fund
(a)
17,805,317 160,604
High Income Fund
(a)
3,129,518 25,975
Inflation Protection Fund
(a)
3,077,312 27,080
LargeCap S&P 500 Index Fund
(a)
6,957,266 147,355
Short-Term Income Fund
(a)
2,791,046 32,711
$ 393,725
TOTAL INVESTMENT COMPANIES $ 526,059
Total Investments $ 526,059
Other Assets and Liabilities -  (0.01)% (64)
TOTAL NET ASSETS - 100.00% $ 525,995
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 57 .68%
Domestic Equity Funds 37 .28%
Specialty Funds 2 .63%
International Equity Funds 2 .42%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales July 31, 2022
Value Cost Proceeds Value
Bond Market Index Fund $ 128,566 $ 50,048 $ 3,729 $ 160,604
Diversified International Fund 74,397 24,000 18,725 57,008
Diversified Real Asset Fund 10,345 4,355 305 13,859
High Income Fund 22,635 9,725 3,122 25,975
Inflation Protection Fund 15,471 14,630 573 27,080
International Small Company Fund 9,122 2,575 2,267 6,665
LargeCap S&P 500 Index Fund 147,772 47,279 15,542 147,355
MidCap S&P 400 Index Fund 30,565 14,369 3,264 36,675
Origin Emerging Markets Fund 8,542 1,890 2,083 6,054
Short-Term Income Fund 26,273 11,629 3,596 32,711
SmallCap S&P 600 Index Fund 15,386 4,222 4,985 12,073
$ 489,074 $ 184,722 $ 58,191 $ 526,059
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 2,720 $ (5) $ — $ (14,276)
Diversified International Fund 2,942 (44) 6,690 (22,620)
Diversified Real Asset Fund 436 — 142 (536)
High Income Fund 1,052 (154) — (3,109)
Inflation Protection Fund 1,029 — 494 (2,448)
International Small Company Fund 137 — 673 (2,765)
LargeCap S&P 500 Index Fund 2,355 632 15,389 (32,786)
MidCap S&P 400 Index Fund 835 114 1,552 (5,109)
Origin Emerging Markets Fund 174 (260) 158 (2,035)
Short-Term Income Fund 321 (38) 160 (1,557)
SmallCap S&P 600 Index Fund 379 71 882 (2,621)
$ 12,380 $ 316 $ 26,140 $ (89,862)
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2030 Fund
July 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 29 .18%
Diversified International Fund
(a)
5,890,189 $ 69,151
International Small Company Fund
(a)
882,204 8,319
MidCap S&P 400 Index Fund
(a)
2,051,073 44,508
Origin Emerging Markets Fund
(a)
752,299 7,373
Real Estate Securities Fund
(a)
465,316 14,043
SmallCap S&P 600 Index Fund
(a)
526,531 14,559
$ 157,953
Principal Funds, Inc. Institutional Class - 70 .83%
Bond Market Index Fund
(a)
19,972,756 180,154
High Income Fund
(a)
2,978,453 24,721
LargeCap S&P 500 Index Fund
(a)
8,428,352 178,513
$ 383,388
TOTAL INVESTMENT COMPANIES $ 541,341
Total Investments $ 541,341
Other Assets and Liabilities -  (0.01)% (51)
TOTAL NET ASSETS - 100.00% $ 541,290
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 50 .63%
Domestic Equity Funds 46 .48%
International Equity Funds 2 .90%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales July 31, 2022
Value Cost Proceeds Value
Bond Market Index Fund $ 134,029 $ 67,255 $ 4,670 $ 180,154
Diversified International Fund 93,285 24,808 21,251 69,151
Diversified Real Asset Fund 7,806 39 7,885 —
High Income Fund 22,908 7,946 3,007 24,721
Inflation Protection Fund 8,354 39 8,484 —
International Small Company Fund 11,423 2,593 2,300 8,319
LargeCap S&P 500 Index Fund 184,018 51,008 16,832 178,513
MidCap S&P 400 Index Fund 37,846 16,127 3,301 44,508
Origin Emerging Markets Fund 10,757 1,888 2,398 7,373
Real Estate Securities Fund 3,294 12,680 328 14,043
SmallCap S&P 600 Index Fund 19,068 4,251 5,571 14,559
$ 532,788 $ 188,634 $ 76,027 $ 541,341
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 3,140 $ (8) $ — $ (16,452)
Diversified International Fund 3,547 (4) 8,115 (27,687)
Diversified Real Asset Fund — 1,696 — (1,656)
High Income Fund 1,010 (138) — (2,988)
Inflation Protection Fund — 1,169 — (1,078)
International Small Company Fund 165 (2) 814 (3,395)
LargeCap S&P 500 Index Fund 2,926 553 19,134 (40,234)
MidCap S&P 400 Index Fund 1,032 105 1,920 (6,269)
Origin Emerging Markets Fund 215 (358) 196 (2,516)
Real Estate Securities Fund 347 (1) 176 (1,602)
SmallCap S&P 600 Index Fund 472 74 1,101 (3,263)
$ 12,854 $ 3,086 $ 31,456 $ (107,140)
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2035 Fund
July 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 33 .95%
Diversified International Fund
(a)
5,360,324 $ 62,930
International Small Company Fund
(a)
779,275 7,349
MidCap S&P 400 Index Fund
(a)
1,812,553 39,332
Origin Emerging Markets Fund
(a)
666,874 6,535
Real Estate Securities Fund
(a)
356,765 10,767
SmallCap S&P 600 Index Fund
(a)
468,298 12,949
$ 139,862
Principal Funds, Inc. Institutional Class - 66 .06%
Bond Market Index Fund
(a)
10,836,473 97,745
High Income Fund
(a)
1,899,742 15,768
LargeCap S&P 500 Index Fund
(a)
7,490,000 158,638
$ 272,151
TOTAL INVESTMENT COMPANIES $ 412,013
Total Investments $ 412,013
Other Assets and Liabilities -  (0.01)% (54)
TOTAL NET ASSETS - 100.00% $ 411,959
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 53 .81%
Fixed Income Funds 42 .83%
International Equity Funds 3 .37%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales July 31, 2022
Value Cost Proceeds Value
Bond Market Index Fund $ 79,513 $ 29,471 $ 2,627 $ 97,745
Diversified International Fund 79,053 26,133 17,420 62,930
High Income Fund 14,998 4,717 2,048 15,768
International Small Company Fund 9,765 2,982 2,321 7,349
LargeCap S&P 500 Index Fund 153,415 49,463 9,327 158,638
MidCap S&P 400 Index Fund 31,518 14,869 1,483 39,332
Origin Emerging Markets Fund 9,057 2,020 2,011 6,535
Real Estate Securities Fund 9,806 2,352 272 10,767
SmallCap S&P 600 Index Fund 15,702 3,898 3,856 12,949
$ 402,827 $ 135,905 $ 41,365 $ 412,013
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 1,654 $ — $ — $ (8,612)
Diversified International Fund 3,158 (15) 7,191 (24,821)
High Income Fund 622 (67) — (1,832)
International Small Company Fund 150 (2) 736 (3,075)
LargeCap S&P 500 Index Fund 2,579 46 16,849 (34,959)
MidCap S&P 400 Index Fund 928 1 1,724 (5,573)
Origin Emerging Markets Fund 187 54 170 (2,585)
Real Estate Securities Fund 265 — 135 (1,119)
SmallCap S&P 600 Index Fund 411 23 957 (2,818)
$ 9,954 $ 40 $ 27,762 $ (85,394)
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2040 Fund
July 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 39 .14%
Diversified International Fund
(a)
6,039,915 $ 70,909
International Small Company Fund
(a)
882,861 8,325
MidCap S&P 400 Index Fund
(a)
2,027,578 43,998
Origin Emerging Markets Fund
(a)
776,397 7,609
Real Estate Securities Fund
(a)
346,841 10,468
SmallCap S&P 600 Index Fund
(a)
529,552 14,642
$ 155,951
Principal Funds, Inc. Institutional Class - 60 .87%
Bond Market Index Fund
(a)
5,981,616 53,954
High Income Fund
(a)
1,299,840 10,789
LargeCap S&P 500 Index Fund
(a)
8,395,385 177,814
$ 242,557
TOTAL INVESTMENT COMPANIES $ 398,508
Total Investments $ 398,508
Other Assets and Liabilities -  (0.01)% (42)
TOTAL NET ASSETS - 100.00% $ 398,466
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 61 .96%
Fixed Income Funds 34 .05%
International Equity Funds 4 .00%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales July 31, 2022
Value Cost Proceeds Value
Bond Market Index Fund $ 51,283 $ 15,944 $ 8,590 $ 53,954
Diversified International Fund 81,494 32,665 16,547 70,909
High Income Fund 11,115 3,140 2,322 10,789
International Small Company Fund 10,272 3,439 2,101 8,325
LargeCap S&P 500 Index Fund 157,708 63,944 6,458 177,814
MidCap S&P 400 Index Fund 32,072 18,967 1,101 43,998
Origin Emerging Markets Fund 9,487 2,842 1,884 7,609
Real Estate Securities Fund 9,025 2,643 146 10,468
SmallCap S&P 600 Index Fund 16,038 4,822 3,268 14,642
$ 378,494 $ 148,406 $ 42,417 $ 398,508
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 903 $ 21 $ — $ (4,704)
Diversified International Fund 3,361 (5) 7,670 (26,698)
High Income Fund 394 (3) — (1,141)
International Small Company Fund 158 (1) 777 (3,284)
LargeCap S&P 500 Index Fund 2,737 (4) 17,887 (37,376)
MidCap S&P 400 Index Fund 971 1 1,806 (5,941)
Origin Emerging Markets Fund 206 66 187 (2,902)
Real Estate Securities Fund 251 — 127 (1,054)
SmallCap S&P 600 Index Fund 428 (1) 998 (2,949)
$ 9,409 $ 74 $ 29,452 $ (86,049)
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2045 Fund
July 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 42 .60%
Diversified International Fund
(a)
4,266,994 $ 50,094
International Small Company Fund
(a)
627,702 5,919
MidCap S&P 400 Index Fund
(a)
1,466,534 31,824
Origin Emerging Markets Fund
(a)
546,189 5,353
Real Estate Securities Fund
(a)
226,673 6,841
SmallCap S&P 600 Index Fund
(a)
378,684 10,471
$ 110,502
Principal Funds, Inc. Institutional Class - 57 .41%
Bond Market Index Fund
(a)
1,863,291 16,807
High Income Fund
(a)
522,962 4,340
LargeCap S&P 500 Index Fund
(a)
6,033,627 127,792
$ 148,939
TOTAL INVESTMENT COMPANIES $ 259,441
Total Investments $ 259,441
Other Assets and Liabilities -  (0.01)% (32)
TOTAL NET ASSETS - 100.00% $ 259,409
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 68 .21%
Fixed Income Funds 27 .46%
International Equity Funds 4 .34%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales July 31, 2022
Value Cost Proceeds Value
Bond Market Index Fund $ 20,896 $ 7,217 $ 9,987 $ 16,807
Diversified International Fund 56,875 23,913 11,713 50,094
High Income Fund 5,550 2,177 3,064 4,340
International Small Company Fund 7,026 2,641 1,418 5,919
LargeCap S&P 500 Index Fund 111,707 47,717 4,467 127,792
MidCap S&P 400 Index Fund 22,557 14,286 697 31,824
Origin Emerging Markets Fund 6,570 2,050 1,275 5,353
Real Estate Securities Fund 5,860 1,759 79 6,841
SmallCap S&P 600 Index Fund 11,278 3,724 2,382 10,471
$ 248,319 $ 105,484 $ 35,082 $ 259,441
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 247 $ (328) $ — $ (991)
Diversified International Fund 2,377 (7) 5,424 (18,974)
High Income Fund 128 2 — (325)
International Small Company Fund 112 1 548 (2,331)
LargeCap S&P 500 Index Fund 1,974 — 12,908 (27,165)
MidCap S&P 400 Index Fund 703 — 1,307 (4,322)
Origin Emerging Markets Fund 143 26 130 (2,018)
Real Estate Securities Fund 164 — 83 (699)
SmallCap S&P 600 Index Fund 308 3 718 (2,152)
$ 6,156 $ (303) $ 21,118 $ (58,977)
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2050 Fund
July 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .02 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 44 .96%
Diversified International Fund
(a)
3,841,470 $ 45,099
International Small Company Fund
(a)
562,822 5,307
MidCap S&P 400 Index Fund
(a)
1,303,712 28,291
Origin Emerging Markets Fund
(a)
496,259 4,863
Real Estate Securities Fund
(a)
192,264 5,803
SmallCap S&P 600 Index Fund
(a)
341,749 9,449
$ 98,812
Principal Funds, Inc. Institutional Class - 55 .06%
Bond Market Index Fund
(a)
617,875 5,573
High Income Fund
(a)
218,409 1,813
LargeCap S&P 500 Index Fund
(a)
5,365,544 113,642
$ 121,028
TOTAL INVESTMENT COMPANIES $ 219,840
Total Investments $ 219,840
Other Assets and Liabilities -  (0.02)% (35)
TOTAL NET ASSETS - 100.00% $ 219,805
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 71 .51%
Fixed Income Funds 23 .88%
International Equity Funds 4 .63%
Other Assets and Liabilities
( 0 .02 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales July 31, 2022
Value Cost Proceeds Value
Bond Market Index Fund $ 12,055 $ 3,147 $ 9,266 $ 5,573
Diversified International Fund 48,645 22,288 9,581 45,099
High Income Fund 3,407 1,135 2,619 1,813
International Small Company Fund 6,113 2,435 1,235 5,307
LargeCap S&P 500 Index Fund 95,853 45,848 4,666 113,642
MidCap S&P 400 Index Fund 19,472 13,380 841 28,291
Origin Emerging Markets Fund 5,628 1,978 1,009 4,863
Real Estate Securities Fund 4,814 1,643 78 5,803
SmallCap S&P 600 Index Fund 9,729 3,793 2,196 9,449
$ 205,716 $ 95,647 $ 31,491 $ 219,840
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 69 $ (513) $ — $ 150
Diversified International Fund 2,022 (5) 4,593 (16,248)
High Income Fund 48 (2) — (108)
International Small Company Fund 96 (2) 467 (2,004)
LargeCap S&P 500 Index Fund 1,706 (2) 11,144 (23,391)
MidCap S&P 400 Index Fund 606 — 1,125 (3,720)
Origin Emerging Markets Fund 122 24 111 (1,758)
Real Estate Securities Fund 137 — 68 (576)
SmallCap S&P 600 Index Fund 270 (9) 628 (1,868)
$ 5,076 $ (509) $ 18,136 $ (49,523)
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2055 Fund
July 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .02 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 44 .99%
Diversified International Fund
(a)
1,926,655 $ 22,619
International Small Company Fund
(a)
282,344 2,662
MidCap S&P 400 Index Fund
(a)
652,191 14,153
Origin Emerging Markets Fund
(a)
247,534 2,426
Real Estate Securities Fund
(a)
96,070 2,899
SmallCap S&P 600 Index Fund
(a)
171,248 4,735
$ 49,494
Principal Funds, Inc. Institutional Class - 55 .03%
Bond Market Index Fund
(a)
309,584 2,793
High Income Fund
(a)
109,427 908
LargeCap S&P 500 Index Fund
(a)
2,683,207 56,830
$ 60,531
TOTAL INVESTMENT COMPANIES $ 110,025
Total Investments $ 110,025
Other Assets and Liabilities -  (0.02)% (25)
TOTAL NET ASSETS - 100.00% $ 110,000
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 71 .47%
Fixed Income Funds 23 .93%
International Equity Funds 4 .62%
Other Assets and Liabilities
( 0 .02 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales July 31, 2022
Value Cost Proceeds Value
Bond Market Index Fund $ 4,180 $ 1,611 $ 2,822 $ 2,793
Diversified International Fund 24,175 10,970 4,544 22,619
High Income Fund 1,226 540 796 908
International Small Company Fund 3,028 1,208 587 2,662
LargeCap S&P 500 Index Fund 47,591 22,635 1,909 56,830
MidCap S&P 400 Index Fund 9,806 6,466 306 14,153
Origin Emerging Markets Fund 2,779 976 476 2,426
Real Estate Securities Fund 2,357 847 19 2,899
SmallCap S&P 600 Index Fund 4,812 1,864 1,029 4,735
$ 99,954 $ 47,117 $ 12,488 $ 110,025
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 33 $ (104) $ — $ (72)
Diversified International Fund 986 (1) 2,249 (7,981)
High Income Fund 25 (3) — (59)
International Small Company Fund 47 1 228 (988)
LargeCap S&P 500 Index Fund 834 (1) 5,449 (11,486)
MidCap S&P 400 Index Fund 296 — 550 (1,813)
Origin Emerging Markets Fund 59 2 54 (855)
Real Estate Securities Fund 67 — 33 (286)
SmallCap S&P 600 Index Fund 131 2 306 (914)
$ 2,478 $ (104) $ 8,869 $ (24,454)
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2060 Fund
July 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .05 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 45 .23%
Diversified International Fund
(a)
842,458 $ 9,890
International Small Company Fund
(a)
123,806 1,168
MidCap S&P 400 Index Fund
(a)
283,406 6,150
Origin Emerging Markets Fund
(a)
108,872 1,067
Real Estate Securities Fund
(a)
41,592 1,255
SmallCap S&P 600 Index Fund
(a)
75,470 2,087
$ 21,617
Principal Funds, Inc. Institutional Class - 54 .82%
Bond Market Index Fund
(a)
136,698 1,233
High Income Fund
(a)
48,417 402
LargeCap S&P 500 Index Fund
(a)
1,159,849 24,565
$ 26,200
TOTAL INVESTMENT COMPANIES $ 47,817
Total Investments $ 47,817
Other Assets and Liabilities -  (0.05)% (22)
TOTAL NET ASSETS - 100.00% $ 47,795
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 71 .27%
Fixed Income Funds 24 .11%
International Equity Funds 4 .67%
Other Assets and Liabilities
( 0 .05 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales July 31, 2022
Value Cost Proceeds Value
Bond Market Index Fund $ 1,266 $ 764 $ 730 $ 1,233
Diversified International Fund 9,556 5,534 2,034 9,890
High Income Fund 418 258 241 402
International Small Company Fund 1,199 624 264 1,168
LargeCap S&P 500 Index Fund 18,530 11,623 1,063 24,565
MidCap S&P 400 Index Fund 3,937 3,134 202 6,150
Origin Emerging Markets Fund 1,087 543 212 1,067
Real Estate Securities Fund 932 460 24 1,255
SmallCap S&P 600 Index Fund 1,884 993 438 2,087
$ 38,809 $ 23,933 $ 5,208 $ 47,817
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 13 $ (5) $ — $ (62)
Diversified International Fund 388 — 881 (3,166)
High Income Fund 12 (1) — (32)
International Small Company Fund 18 — 90 (391)
LargeCap S&P 500 Index Fund 327 — 2,136 (4,525)
MidCap S&P 400 Index Fund 119 — 221 (719)
Origin Emerging Markets Fund 24 — 21 (351)
Real Estate Securities Fund 27 — 13 (113)
SmallCap S&P 600 Index Fund 51 — 120 (352)
$ 979 $ (6) $ 3,482 $ (9,711)
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2065 Fund
July 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .16 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 44 .69%
Diversified International Fund
(a)
209,794 $ 2,463
International Small Company Fund
(a)
30,629 289
MidCap S&P 400 Index Fund
(a)
72,027 1,563
Origin Emerging Markets Fund
(a)
26,255 257
Real Estate Securities Fund
(a)
10,563 319
SmallCap S&P 600 Index Fund
(a)
18,700 517
$ 5,408
Principal Funds, Inc. Institutional Class - 55 .47%
Bond Market Index Fund
(a)
33,248 300
High Income Fund
(a)
11,776 97
LargeCap S&P 500 Index Fund
(a)
298,154 6,315
$ 6,712
TOTAL INVESTMENT COMPANIES $ 12,120
Total Investments $ 12,120
Other Assets and Liabilities -  (0.16)% (19)
TOTAL NET ASSETS - 100.00% $ 12,101
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 72 .02%
Fixed Income Funds 23 .63%
International Equity Funds 4 .51%
Other Assets and Liabilities
( 0 .16 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales July 31, 2022
Value Cost Proceeds Value
Bond Market Index Fund $ 299 $ 235 $ 213 $ 300
Diversified International Fund 2,504 1,800 976 2,463
High Income Fund 101 79 74 97
International Small Company Fund 311 207 123 289
LargeCap S&P 500 Index Fund 4,789 3,750 973 6,315
MidCap S&P 400 Index Fund 1,033 976 241 1,563
Origin Emerging Markets Fund 279 174 104 257
Real Estate Securities Fund 246 152 47 319
SmallCap S&P 600 Index Fund 487 329 199 517
$ 10,049 $ 7,702 $ 2,950 $ 12,120
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 4 $ — $ — $ (21)
Diversified International Fund 107 — 238 (865)
High Income Fund 3 — — (9)
International Small Company Fund 5 1 24 (107)
LargeCap S&P 500 Index Fund 87 2 570 (1,253)
MidCap S&P 400 Index Fund 33 — 60 (205)
Origin Emerging Markets Fund 6 — 6 (92)
Real Estate Securities Fund 7 — 4 (32)
SmallCap S&P 600 Index Fund 14 — 32 (100)
$ 266 $ 3 $ 934 $ (2,684)
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid Income Fund
July 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 16 .83%
Diversified International Fund
(a)
546,635 $ 6,418
Diversified Real Asset Fund
(a)
197,992 2,580
International Small Company Fund
(a)
81,490 768
MidCap S&P 400 Index Fund
(a)
200,597 4,353
Origin Emerging Markets Fund
(a)
71,856 704
SmallCap S&P 600 Index Fund
(a)
51,439 1,422
$ 16,245
Principal Funds, Inc. Institutional Class - 83 .20%
Bond Market Index Fund
(a)
3,867,895 34,888
High Income Fund
(a)
769,769 6,389
Inflation Protection Fund
(a)
781,811 6,880
LargeCap S&P 500 Index Fund
(a)
812,500 17,209
Short-Term Income Fund
(a)
1,273,014 14,920
$ 80,286
TOTAL INVESTMENT COMPANIES $ 96,531
Total Investments $ 96,531
Other Assets and Liabilities -  (0.03)% (28)
TOTAL NET ASSETS - 100.00% $ 96,503
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 72 .01%
Domestic Equity Funds 23 .82%
Specialty Funds 2 .67%
International Equity Funds 1 .53%
Other Assets and Liabilities
( 0 .03 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales July 31, 2022
Value Cost Proceeds Value
Bond Market Index Fund $ 31,850 $ 13,591 $ 7,705 $ 34,888
Diversified International Fund 6,451 5,227 2,767 6,418
Diversified Real Asset Fund 2,072 812 203 2,580
High Income Fund 6,342 2,479 1,651 6,389
Inflation Protection Fund 4,304 3,713 537 6,880
International Small Company Fund 802 598 327 768
LargeCap S&P 500 Index Fund 12,223 10,096 1,518 17,209
MidCap S&P 400 Index Fund 2,599 2,720 344 4,353
Origin Emerging Markets Fund 752 520 311 704
Short-Term Income Fund 16,837 4,849 6,046 14,920
SmallCap S&P 600 Index Fund 1,264 873 428 1,422
$ 85,496 $ 45,478 $ 21,837 $ 96,531
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 561 $ (14) $ — $ (2,834)
Diversified International Fund 330 75 753 (2,568)
Diversified Real Asset Fund 78 — 26 (101)
High Income Fund 253 (43) — (738)
Inflation Protection Fund 257 — 124 (600)
International Small Company Fund 15 8 76 (313)
LargeCap S&P 500 Index Fund 259 (17) 1,693 (3,575)
MidCap S&P 400 Index Fund 101 — 187 (622)
Origin Emerging Markets Fund 20 (32) 18 (225)
Short-Term Income Fund 146 (27) 74 (693)
SmallCap S&P 600 Index Fund 40 (12) 93 (275)
$ 2,060 $ (62) $ 3,044 $ (12,544)
Amounts in thousands.

Schedule of Investments
Principal LifeTime Strategic Income Fund
July 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 58 .36%
Blue Chip Fund
(a)
446,080 $ 14,252
Core Fixed Income Fund
(a)
15,084,682 135,310
Diversified International Fund
(a)
1,338,068 15,709
Diversified Real Asset Fund
(a)
755,962 9,850
International Small Company Fund
(a)
319,851 3,016
LargeCap Growth Fund I
(a)
841,640 14,106
MidCap Fund
(a)
253,278 8,652
MidCap Value Fund I
(a)
494,741 8,242
Origin Emerging Markets Fund
(a)
386,016 3,783
SmallCap Growth Fund I
(a)
207,335 2,687
SmallCap Value Fund II
(a)
214,466 2,608
$ 218,215
Principal Funds, Inc. Institutional Class - 41 .65%
Equity Income Fund
(a)
356,270 13,250
High Income Fund
(a)
2,972,296 24,670
Inflation Protection Fund
(a)
3,071,767 27,032
LargeCap S&P 500 Index Fund
(a)
638,088 13,515
LargeCap Value Fund III
(a)
710,252 13,133
Overseas Fund
(a)
778,650 7,607
Short-Term Income Fund
(a)
4,821,359 56,506
$ 155,713
TOTAL INVESTMENT COMPANIES $ 373,928
Total Investments $ 373,928
Other Assets and Liabilities -  (0.01)% (52)
TOTAL NET ASSETS - 100.00% $ 373,876
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 69 .33%
Domestic Equity Funds 24 .18%
International Equity Funds 3 .86%
Specialty Funds 2 .64%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime Strategic Income Fund
July 31, 2022 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2021 Purchases Sales July 31, 2022
Value Cost Proceeds Value
Blue Chip Fund $ 15,232 $ 6,665 $ 2,397 $ 14,252
Core Fixed Income Fund 171,217 28,363 50,019 135,310
Diversified International Fund 21,994 12,725 10,901 15,709
Diversified Real Asset Fund 9,899 2,148 1,759 9,850
Equity Income Fund 13,585 5,309 3,725 13,250
High Income Fund 34,050 4,371 9,993 24,670
Inflation Protection Fund 23,503 11,145 4,622 27,032
International Small Company Fund 4,470 2,115 1,984 3,016
LargeCap Growth Fund I 14,261 8,269 2,392 14,106
LargeCap S&P 500 Index Fund 9,795 9,256 2,521 13,515
LargeCap Value Fund III 13,872 5,881 4,496 13,133
MidCap Fund 7,243 5,127 1,492 8,652
MidCap Value Fund I 7,070 4,805 2,477 8,242
Origin Emerging Markets Fund 5,592 2,505 2,627 3,783
Overseas Fund 11,983 2,493 5,253 7,607
Short-Term Income Fund 89,844 5,208 35,028 56,506
SmallCap Growth Fund I 3,410 1,637 789 2,687
SmallCap Value Fund II 3,620 1,559 1,860 2,608
$ 460,640 $ 119,581 $ 144,335 $ 373,928
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 135 $ (46) $ 959 $ (5,202)
Core Fixed Income Fund 2,546 113 — (14,364)
Diversified International Fund 1,095 (20) 2,516 (8,089)
Diversified Real Asset Fund 363 (11) 124 (427)
Equity Income Fund 299 (34) 510 (1,885)
High Income Fund 1,172 (512) — (3,246)
Inflation Protection Fund 1,277 (45) 620 (2,949)
International Small Company Fund 81 (6) 403 (1,579)
LargeCap Growth Fund I 137 (27) 1,556 (6,005)
LargeCap S&P 500 Index Fund 204 (120) 1,334 (2,895)
LargeCap Value Fund III 452 9 956 (2,133)
MidCap Fund 25 (26) 666 (2,200)
MidCap Value Fund I 437 18 529 (1,174)
Origin Emerging Markets Fund 145 (367) 133 (1,320)
Overseas Fund 876 302 — (1,918)
Short-Term Income Fund 671 (159) 371 (3,359)
SmallCap Growth Fund I 118 (46) 352 (1,525)
SmallCap Value Fund II 422 28 135 (739)
$ 10,455 $ (949) $ 11,164 $ (61,009)
Amounts in thousands.

Schedule of Investments
Real Estate Securities Fund
July 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .64 % Shares Held Value (000's)
Money Market Funds - 2 .64%
Principal Government Money Market Fund -
Institutional Class 1.14%
(a),(b)
177,597,246 $ 177,597
TOTAL INVESTMENT COMPANIES $ 177,597
COMMON STOCKS - 97 .37 % Shares Held Value (000's)
Entertainment - 1 .43%
Marriott Vacations Worldwide Corp 704,913 $ 96,517
Lodging - 0 .72%
Travel + Leisure Co 1,117,283 48,166
REITs - 95 .22%
Agree Realty Corp 1,311,939 104,417
Alexandria Real Estate Equities Inc 1,531,278 253,855
American Assets Trust Inc 583,398 17,636
American Homes 4 Rent 6,330,329 239,793
American Tower Corp 825,347 223,529
Apartment Income REIT Corp 2,964,430 134,407
Apple Hospitality REIT Inc 3,427,354 57,168
AvalonBay Communities Inc 1,687,248 360,970
Brandywine Realty Trust 1,436,324 13,430
Broadstone Net Lease Inc 4,611,057 104,533
Cousins Properties Inc 3,228,483 99,599
CubeSmart 4,107,724 188,421
DiamondRock Hospitality Co 5,800,801 53,831
Digital Realty Trust Inc 429,557 56,895
Equinix Inc 518,911 365,178
Equity LifeStyle Properties Inc 2,741,464 201,552
Equity Residential 842,095 66,012
Essex Property Trust Inc 1,007,738 288,747
Extra Space Storage Inc 1,660,457 314,690
First Industrial Realty Trust Inc 2,948,179 153,158
Healthcare Realty Trust Inc 3,612,751 94,835
InvenTrust Properties Corp 1,409,810 40,419
Invitation Homes Inc 7,026,536 274,246
Kilroy Realty Corp 2,240,669 121,400
Medical Properties Trust Inc 5,723,399 98,671
NETSTREIT Corp 1,495,359 30,655
Park Hotels & Resorts Inc 2,369,664 36,943
Prologis Inc 3,403,881 451,219
Public Storage 448,976 146,550
Regency Centers Corp 2,677,084 172,485
Rexford Industrial Realty Inc 2,655,226 173,678
Sabra Health Care REIT Inc 5,608,577 86,316
Saul Centers Inc 484,701 25,340
Simon Property Group Inc 673,229 73,140
STORE Capital Corp 4,230,197 122,760
Sun Communities Inc 1,660,700 272,288
Terreno Realty Corp 2,167,026 135,764
Ventas Inc 5,896,421 317,110
VICI Properties Inc 9,551,983 326,582
Welltower Inc 1,205,887 104,116
$ 6,402,338
TOTAL COMMON STOCKS $ 6,547,021
Total Investments $ 6,724,618
Other Assets and Liabilities -  (0.01)% (962)
TOTAL NET ASSETS - 100.00% $ 6,723,656
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Sector Percent
Financial 95 .22%
Money Market Funds 2 .64%
Consumer, Cyclical 2 .15%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales July 31, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 1.14% $ 128,251 $ 1,215,851 $ 1,166,505 $ 177,597
$ 128,251 $ 1,215,851 $ 1,166,505 $ 177,597
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 1.14% $ 313 $ — $ — $ —
$ 313 $ — $ — $ —
Amounts in thousands.

Schedule of Investments
SAM Balanced Portfolio
July 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .04 % Shares Held Value (000's)
Money Market Funds - 1 .50%
Principal Government Money Market Fund -
Institutional Class 1.14%
(a),(b)
65,577,864 $ 65,578
Principal Exchange-Traded Funds - 12 .79%
Principal Investment Grade Corporate Active
ETF
(a)
1,956,000 44,342
Principal U.S. Mega-Cap ETF
(a)
8,735,257 345,479
Principal U.S. Small-Cap Multi-Factor ETF
(a)
4,063,700 168,771
$ 558,592
Principal Funds, Inc. Class R-6 - 52 .64%
Blue Chip Fund
(a)
13,282,539 424,377
Core Fixed Income Fund
(a)
62,973,644 564,874
Diversified International Fund
(a)
11,805,716 138,599
Diversified Real Asset Fund
(a)
15,148,824 197,389
Edge MidCap Fund
(a)
7,698,590 98,927
Global Real Estate Securities Fund
(a)
4,130,977 41,599
High Yield Fund
(a)
20,368,664 133,007
International Small Company Fund
(a)
7,626,974 71,922
LargeCap Growth Fund I
(a)
10,599,502 177,648
MidCap Fund
(a)
2,877,013 98,279
Origin Emerging Markets Fund
(a)
16,573,519 162,421
Spectrum Preferred and Capital Securities Income
Fund
(a)
20,592,116 190,271
$ 2,299,313
Principal Funds, Inc. Institutional Class - 33 .11%
Equity Income Fund
(a)
9,800,535 364,482
Finisterre Emerging Markets Total Return Bond
Fund
(a)
10,283,825 87,927
Government & High Quality Bond Fund
(a)
27,947,214 267,734
LargeCap Value Fund III
(a)
11,915,636 220,320
Overseas Fund
(a)
8,817,235 86,144
Principal Capital Appreciation Fund
(a)
4,938,079 286,310
Short-Term Income Fund
(a)
11,395,054 133,550
$ 1,446,467
TOTAL INVESTMENT COMPANIES $ 4,369,950
Total Investments $ 4,369,950
Other Assets and Liabilities -  (0.04)% (1,848)
TOTAL NET ASSETS - 100.00% $ 4,368,102
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 50 .01%
Fixed Income Funds 35 .72%
International Equity Funds 8 .29%
Specialty Funds 4 .52%
Money Market Funds 1 .50%
Other Assets and Liabilities
( 0 .04 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Balanced Portfolio
July 31, 2022 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2021 Purchases Sales July 31, 2022
Value Cost Proceeds Value
Blue Chip Fund $ 579,532 $ 81,610 $ 77,937 $ 424,377
Core Fixed Income Fund 500,651 176,333 48,219 564,874
Diversified International Fund 153,445 39,292 6,156 138,599
Diversified Real Asset Fund 268,010 13,464 74,597 197,389
Edge MidCap Fund 120,033 34,111 15,848 98,927
Equity Income Fund 419,390 29,383 39,651 364,482
Finisterre Emerging Markets Total Return Bond Fund 157,178 6,947 54,225 87,927
Global Real Estate Securities Fund 213,459 4,252 167,864 41,599
Government & High Quality Bond Fund 127,921 177,794 23,373 267,734
High Yield Fund 111,047 49,377 12,066 133,007
International Small Company Fund 80,070 22,355 4,407 71,922
LargeCap Growth Fund I 240,181 42,297 27,051 177,648
LargeCap Value Fund III 269,026 25,228 43,116 220,320
MidCap Fund — 120,867 4,686 98,279
Origin Emerging Markets Fund 340,516 19,422 137,719 162,421
Overseas Fund 49,217 59,854 11,181 86,144
Principal Capital Appreciation Fund — 340,433 16,301 286,310
Principal Government Money Market Fund - Institutional Class 1.14% 15,190 284,540 234,152 65,578
Principal Investment Grade Corporate Active ETF 68,307 — 15,770 44,342
Principal U.S. Mega-Cap ETF 557,916 — 186,448 345,479
Principal U.S. Small-Cap Multi-Factor ETF 447,905 — 258,312 168,771
Short-Term Income Fund 178,411 8,531 45,853 133,550
Spectrum Preferred and Capital Securities Income Fund 222,739 11,253 18,697 190,271
$ 5,120,144 $ 1,547,343 $ 1,523,629 $ 4,369,950
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 4,407 $ 9,784 $ 31,220 $ (168,612)
Core Fixed Income Fund 10,752 (3,876) — (60,015)
Diversified International Fund 5,776 238 13,273 (48,220)
Diversified Real Asset Fund 8,515 1,770 3,041 (11,258)
Edge MidCap Fund 4,252 (131) 26,394 (39,238)
Equity Income Fund 7,635 6,965 13,089 (51,605)
Finisterre Emerging Markets Total Return Bond Fund 5,055 (6,200) — (15,773)
Global Real Estate Securities Fund 2,758 36,849 156 (45,097)
Government & High Quality Bond Fund 2,692 (1,765) — (12,843)
High Yield Fund 5,207 (800) — (14,551)
International Small Company Fund 1,143 (711) 5,654 (25,385)
LargeCap Growth Fund I 1,774 1,118 20,212 (78,897)
LargeCap Value Fund III 7,040 (782) 14,888 (30,036)
MidCap Fund 38 (1,218) 1,008 (16,684)
Origin Emerging Markets Fund 6,621 (16,056) 6,165 (43,742)
Overseas Fund 3,567 (1,334) — (10,412)
Principal Capital Appreciation Fund 2,181 (3,611) 5,655 (34,211)
Principal Government Money Market Fund - Institutional Class 1.14% 128 — — —
Principal Investment Grade Corporate Active ETF 1,503 (280) — (7,915)
Principal U.S. Mega-Cap ETF 5,072 73,860 — (99,849)
Principal U.S. Small-Cap Multi-Factor ETF 3,060 49,148 — (69,970)
Short-Term Income Fund 1,490 (322) 890 (7,217)
Spectrum Preferred and Capital Securities Income Fund 7,303 (1,188) — (23,836)
$ 97,969 $ 141,458 $ 141,645 $ (915,366)
Amounts in thousands.

Schedule of Investments
SAM Conservative Balanced Portfolio
July 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 99 .99 % Shares Held Value (000's)
Money Market Funds - 1 .85%
Principal Government Money Market Fund -
Institutional Class 1.14%
(a),(b)
32,512,557 $ 32,513
Principal Exchange-Traded Funds - 8 .93%
Principal Investment Grade Corporate Active
ETF
(a)
1,310,000 29,697
Principal U.S. Mega-Cap ETF
(a)
2,233,648 88,341
Principal U.S. Small-Cap Multi-Factor ETF
(a)
928,700 38,570
$ 156,608
Principal Funds, Inc. Class R-6 - 55 .31%
Blue Chip Fund
(a)
3,623,210 115,761
Core Fixed Income Fund
(a)
40,410,348 362,481
Diversified International Fund
(a)
2,486,437 29,191
Diversified Real Asset Fund
(a)
5,320,007 69,320
Edge MidCap Fund
(a)
2,061,249 26,487
Global Real Estate Securities Fund
(a)
2,485,349 25,027
High Yield Fund
(a)
14,106,100 92,113
International Small Company Fund
(a)
1,731,791 16,331
LargeCap Growth Fund I
(a)
2,807,505 47,054
MidCap Fund
(a)
653,338 22,318
Origin Emerging Markets Fund
(a)
4,201,351 41,173
Spectrum Preferred and Capital Securities Income
Fund
(a)
13,274,531 122,656
$ 969,912
Principal Funds, Inc. Institutional Class - 33 .90%
Equity Income Fund
(a)
2,617,899 97,360
Finisterre Emerging Markets Total Return Bond
Fund
(a)
6,564,579 56,127
Government & High Quality Bond Fund
(a)
17,839,046 170,898
LargeCap Value Fund III
(a)
3,098,168 57,285
Overseas Fund
(a)
2,251,757 22,000
Principal Capital Appreciation Fund
(a)
1,741,528 100,974
Short-Term Income Fund
(a)
7,664,952 89,833
$ 594,477
TOTAL INVESTMENT COMPANIES $ 1,753,510
Total Investments $ 1,753,510
Other Assets and Liabilities -  0.01% 109
TOTAL NET ASSETS - 100.00% $ 1,753,619
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 54 .35%
Domestic Equity Funds 33 .88%
International Equity Funds 5 .96%
Specialty Funds 3 .95%
Money Market Funds 1 .85%
Other Assets and Liabilities
0 .01%
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Conservative Balanced Portfolio
July 31, 2022 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2021 Purchases Sales July 31, 2022
Value Cost Proceeds Value
Blue Chip Fund $ 159,011 $ 29,294 $ 29,658 $ 115,761
Core Fixed Income Fund 327,145 93,464 17,841 362,481
Diversified International Fund 27,987 12,832 1,832 29,191
Diversified Real Asset Fund 102,261 5,771 35,139 69,320
Edge MidCap Fund 32,263 10,722 5,789 26,487
Equity Income Fund 104,507 12,872 8,311 97,360
Finisterre Emerging Markets Total Return Bond Fund 108,465 4,905 43,275 56,127
Global Real Estate Securities Fund 100,413 3,877 74,371 25,027
Government & High Quality Bond Fund 89,410 102,413 11,662 170,898
High Yield Fund 74,995 34,718 7,033 92,113
International Small Company Fund 23,347 5,127 4,974 16,331
LargeCap Growth Fund I 64,118 12,409 8,060 47,054
LargeCap Value Fund III 48,840 25,770 10,081 57,285
MidCap Fund — 27,018 381 22,318
Origin Emerging Markets Fund 87,922 5,752 37,184 41,173
Overseas Fund 13,909 14,923 3,627 22,000
Principal Capital Appreciation Fund — 118,993 4,655 100,974
Principal Government Money Market Fund - Institutional Class 1.14% 7,596 123,976 99,059 32,513
Principal Investment Grade Corporate Active ETF 42,911 4,404 12,513 29,697
Principal U.S. Mega-Cap ETF 145,598 — 50,909 88,341
Principal U.S. Small-Cap Multi-Factor ETF 111,510 — 69,129 38,570
Short-Term Income Fund 123,661 5,891 34,718 89,833
Spectrum Preferred and Capital Securities Income Fund 153,376 9,561 23,854 122,656
$ 1,949,245 $ 664,692 $ 594,055 $ 1,753,510
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 1,224 $ 1,988 $ 8,672 $ (44,874)
Core Fixed Income Fund 6,829 (2,122) — (38,165)
Diversified International Fund 1,090 (495) 2,498 (9,301)
Diversified Real Asset Fund 3,078 648 1,110 (4,221)
Edge MidCap Fund 1,170 (644) 7,259 (10,065)
Equity Income Fund 1,969 (380) 3,312 (11,328)
Finisterre Emerging Markets Total Return Bond Fund 3,237 (4,144) — (9,824)
Global Real Estate Securities Fund 1,522 14,925 86 (19,817)
Government & High Quality Bond Fund 1,724 (970) — (8,293)
High Yield Fund 3,565 (513) — (10,054)
International Small Company Fund 339 (1,103) 1,673 (6,066)
LargeCap Growth Fund I 480 (166) 5,474 (21,247)
LargeCap Value Fund III 1,353 (603) 2,859 (6,641)
MidCap Fund 15 (130) 386 (4,189)
Origin Emerging Markets Fund 1,732 (4,279) 1,599 (11,038)
Overseas Fund 1,004 (456) — (2,749)
Principal Capital Appreciation Fund 472 (1,114) 1,217 (12,250)
Principal Government Money Market Fund - Institutional Class 1.14% 62 — — —
Principal Investment Grade Corporate Active ETF 953 (222) — (4,883)
Principal U.S. Mega-Cap ETF 1,313 20,057 — (26,405)
Principal U.S. Small-Cap Multi-Factor ETF 616 14,539 — (18,350)
Short-Term Income Fund 1,000 (232) 586 (4,769)
Spectrum Preferred and Capital Securities Income Fund 4,819 (1,156) — (15,271)
$ 39,566 $ 33,428 $ 36,731 $ (299,800)
Amounts in thousands.

Schedule of Investments
SAM Conservative Growth Portfolio
July 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .05 % Shares Held Value (000's)
Money Market Funds - 2 .22%
Principal Government Money Market Fund -
Institutional Class 1.14%
(a),(b)
65,795,400 $ 65,795
Principal Exchange-Traded Funds - 17 .55%
Principal Investment Grade Corporate Active
ETF
(a)
675,000 15,302
Principal U.S. Mega-Cap ETF
(a)
8,045,445 318,197
Principal U.S. Small-Cap Multi-Factor ETF
(a)
4,480,800 186,094
$ 519,593
Principal Funds, Inc. Class R-6 - 47 .17%
Blue Chip Fund
(a)
11,703,415 373,924
Core Fixed Income Fund
(a)
16,038,991 143,870
Diversified International Fund
(a)
9,738,077 114,325
Diversified Real Asset Fund
(a)
9,747,811 127,014
Edge MidCap Fund
(a)
7,460,549 95,868
Global Real Estate Securities Fund
(a)
691,317 6,962
High Yield Fund
(a)
3,523,747 23,010
International Small Company Fund
(a)
6,644,509 62,658
LargeCap Growth Fund I
(a)
9,835,710 164,846
MidCap Fund
(a)
2,777,520 94,880
Origin Emerging Markets Fund
(a)
14,241,600 139,568
Spectrum Preferred and Capital Securities Income
Fund
(a)
5,348,279 49,418
$ 1,396,343
Principal Funds, Inc. Institutional Class - 33 .11%
Equity Income Fund
(a)
8,271,197 307,606
Finisterre Emerging Markets Total Return Bond
Fund
(a)
2,969,958 25,393
Government & High Quality Bond Fund
(a)
7,419,668 71,080
LargeCap Value Fund III
(a)
10,958,371 202,620
Overseas Fund
(a)
5,312,745 51,906
Principal Capital Appreciation Fund
(a)
4,885,959 283,288
Short-Term Income Fund
(a)
3,253,825 38,135
$ 980,028
TOTAL INVESTMENT COMPANIES $ 2,961,759
Total Investments $ 2,961,759
Other Assets and Liabilities -  (0.05)% (1,448)
TOTAL NET ASSETS - 100.00% $ 2,960,311
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 68 .48%
Fixed Income Funds 16 .24%
International Equity Funds 8 .82%
Specialty Funds 4 .29%
Money Market Funds 2 .22%
Other Assets and Liabilities
( 0 .05 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Conservative Growth Portfolio
July 31, 2022 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2021 Purchases Sales July 31, 2022
Value Cost Proceeds Value
Blue Chip Fund $ 533,242 $ 63,298 $ 77,625 $ 373,924
Core Fixed Income Fund 97,647 75,577 13,037 143,870
Diversified International Fund 137,985 25,153 6,869 114,325
Diversified Real Asset Fund 182,688 7,698 56,924 127,014
Edge MidCap Fund 116,853 30,767 12,925 95,868
Equity Income Fund 399,150 21,741 73,894 307,606
Finisterre Emerging Markets Total Return Bond Fund 33,369 12,530 14,285 25,393
Global Real Estate Securities Fund 126,093 1,672 118,212 6,962
Government & High Quality Bond Fund 22,858 58,175 6,064 71,080
High Yield Fund 17,295 10,701 2,309 23,010
International Small Company Fund 67,547 22,598 4,678 62,658
LargeCap Growth Fund I 211,310 35,902 5,902 164,846
LargeCap Value Fund III 226,720 31,912 27,433 202,620
MidCap Fund — 116,641 3,718 94,880
Origin Emerging Markets Fund 307,650 12,439 127,949 139,568
Overseas Fund 50,626 18,110 8,213 51,906
Principal Capital Appreciation Fund — 333,601 14,836 283,288
Principal Government Money Market Fund - Institutional Class 1.14% 12,421 212,906 159,532 65,795
Principal Investment Grade Corporate Active ETF 15,598 2,305 — 15,302
Principal U.S. Mega-Cap ETF 516,970 — 173,870 318,197
Principal U.S. Small-Cap Multi-Factor ETF 410,532 — 201,917 186,094
Short-Term Income Fund 18,563 28,325 6,843 38,135
Spectrum Preferred and Capital Securities Income Fund 41,266 15,738 1,471 49,418
$ 3,546,383 $ 1,137,789 $ 1,118,506 $ 2,961,759
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 4,039 $ 7,389 $ 28,614 $ (152,380)
Core Fixed Income Fund 2,674 (995) — (15,322)
Diversified International Fund 5,161 350 11,836 (42,294)
Diversified Real Asset Fund 5,563 1,425 1,992 (7,873)
Edge MidCap Fund 4,118 (189) 25,557 (38,638)
Equity Income Fund 6,911 32,541 12,409 (71,932)
Finisterre Emerging Markets Total Return Bond Fund 1,391 (1,747) — (4,474)
Global Real Estate Securities Fund 1,526 25,646 87 (28,237)
Government & High Quality Bond Fund 697 (383) — (3,506)
High Yield Fund 889 (135) — (2,542)
International Small Company Fund 951 (652) 4,711 (22,157)
LargeCap Growth Fund I 1,728 (1,561) 19,694 (74,903)
LargeCap Value Fund III 6,316 (1,898) 13,351 (26,681)
MidCap Fund 27 (1,082) 694 (16,961)
Origin Emerging Markets Fund 5,975 (14,817) 5,528 (37,755)
Overseas Fund 3,654 (1,028) — (7,589)
Principal Capital Appreciation Fund 1,497 (3,680) 3,882 (31,797)
Principal Government Money Market Fund - Institutional Class 1.14% 139 — — —
Principal Investment Grade Corporate Active ETF 437 — — (2,601)
Principal U.S. Mega-Cap ETF 4,684 65,813 — (90,716)
Principal U.S. Small-Cap Multi-Factor ETF 2,999 31,272 — (53,793)
Short-Term Income Fund 370 (146) 176 (1,764)
Spectrum Preferred and Capital Securities Income Fund 1,722 (85) — (6,030)
$ 63,468 $ 136,038 $ 128,531 $ (739,945)
Amounts in thousands.

Schedule of Investments
SAM Flexible Income Portfolio
July 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .05 % Shares Held Value (000's)
Money Market Funds - 1 .28%
Principal Government Money Market Fund -
Institutional Class 1.14%
(a),(b)
34,734,604 $ 34,735
Principal Exchange-Traded Funds - 18 .42%
Principal Active High Yield ETF
(a)
8,918,084 166,322
Principal Investment Grade Corporate Active
ETF
(a)
10,642,702 241,269
Principal U.S. Mega-Cap ETF
(a)
2,285,095 90,376
Principal U.S. Small-Cap Multi-Factor ETF
(a)
2,000 83
$ 498,050
Principal Funds, Inc. Class R-6 - 47 .45%
Blue Chip Fund
(a)
3,747,685 119,738
Core Fixed Income Fund
(a)
57,038,234 511,633
Diversified International Fund
(a)
7,035,364 82,595
Diversified Real Asset Fund
(a)
10,077,946 131,316
Global Real Estate Securities Fund
(a)
4,812,337 48,460
High Yield Fund
(a)
6,177,653 40,340
Origin Emerging Markets Fund
(a)
1,776,618 17,411
Small-MidCap Dividend Income Fund
(a)
5,238,334 88,633
Spectrum Preferred and Capital Securities Income
Fund
(a)
26,321,644 243,212
$ 1,283,338
Principal Funds, Inc. Institutional Class - 32 .90%
Equity Income Fund
(a)
1,976,714 73,514
Finisterre Emerging Markets Total Return Bond
Fund
(a)
8,171,980 69,871
Government & High Quality Bond Fund
(a)
40,672,118 389,639
LargeCap Value Fund III
(a)
2,501,643 46,255
Principal Capital Appreciation Fund
(a)
1,961,063 113,702
Short-Term Income Fund
(a)
16,805,403 196,959
$ 889,940
TOTAL INVESTMENT COMPANIES $ 2,706,063
Total Investments $ 2,706,063
Other Assets and Liabilities -  (0.05)% (1,329)
TOTAL NET ASSETS - 100.00% $ 2,704,734
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 71 .79%
Domestic Equity Funds 19 .69%
Specialty Funds 4 .86%
International Equity Funds 2 .43%
Money Market Funds 1 .28%
Other Assets and Liabilities
( 0 .05 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Flexible Income Portfolio
July 31, 2022 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2021 Purchases Sales July 31, 2022
Value Cost Proceeds Value
Blue Chip Fund $ 178,767 $ 27,751 $ 39,059 $ 119,738
Core Fixed Income Fund 516,169 83,416 29,813 511,633
Diversified International Fund 82,225 33,255 4,723 82,595
Diversified Real Asset Fund 216,140 9,692 86,927 131,316
Edge MidCap Fund — 584 592 —
Equity Income Fund 88,542 7,271 13,024 73,514
Finisterre Emerging Markets Total Return Bond Fund 93,301 12,124 20,005 69,871
Global Real Estate Securities Fund 201,551 5,076 146,893 48,460
Government & High Quality Bond Fund 300,118 139,588 25,869 389,639
High Yield Fund 43,387 10,378 8,805 40,340
LargeCap Value Fund III 53,566 6,133 6,792 46,255
Origin Emerging Markets Fund 40,497 2,267 18,729 17,411
Principal Active High Yield ETF 186,834 — — 166,322
Principal Capital Appreciation Fund — 137,819 7,009 113,702
Principal Government Money Market Fund - Institutional Class 1.14% 17,114 214,367 196,746 34,735
Principal Investment Grade Corporate Active ETF 301,623 — 17,786 241,269
Principal U.S. Mega-Cap ETF 135,378 — 38,294 90,376
Principal U.S. Small-Cap Multi-Factor ETF 89,256 — 89,926 83
Short-Term Income Fund 240,864 9,124 42,067 196,959
Small-MidCap Dividend Income Fund 29,119 72,160 6,192 88,633
Spectrum Preferred and Capital Securities Income Fund 262,755 31,572 18,955 243,212
$ 3,077,206 $ 802,577 $ 818,206 $ 2,706,063
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 1,367 $ (998) $ 9,686 $ (46,723)
Core Fixed Income Fund 9,893 (2,787) — (55,352)
Diversified International Fund 3,166 (1,362) 7,271 (26,800)
Diversified Real Asset Fund 6,438 1,232 2,386 (8,821)
Edge MidCap Fund — 8 — —
Equity Income Fund 1,576 603 2,788 (9,878)
Finisterre Emerging Markets Total Return Bond Fund 3,470 (2,458) — (13,091)
Global Real Estate Securities Fund 3,062 18,312 174 (29,586)
Government & High Quality Bond Fund 4,312 (2,802) — (21,396)
High Yield Fund 1,645 (72) — (4,548)
LargeCap Value Fund III 1,490 (440) 3,149 (6,212)
Origin Emerging Markets Fund 735 (2,326) 708 (4,298)
Principal Active High Yield ETF 7,415 — — (20,512)
Principal Capital Appreciation Fund 1,195 (1,720) 3,091 (15,388)
Principal Government Money Market Fund - Institutional Class 1.14% 69 — — —
Principal Investment Grade Corporate Active ETF 7,462 (1,237) — (41,331)
Principal U.S. Mega-Cap ETF 1,357 13,678 — (20,386)
Principal U.S. Small-Cap Multi-Factor ETF 197 29,287 — (28,534)
Short-Term Income Fund 2,170 (873) 1,192 (10,089)
Small-MidCap Dividend Income Fund 853 (601) — (5,853)
Spectrum Preferred and Capital Securities Income Fund 9,219 (2,137) — (30,023)
$ 67,091 $ 43,307 $ 30,445 $ (398,821)
Amounts in thousands.

Schedule of Investments
SAM Strategic Growth Portfolio
July 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .05 % Shares Held Value (000's)
Money Market Funds - 2 .47%
Principal Government Money Market Fund -
Institutional Class 1.14%
(a),(b)
47,672,968 $ 47,673
Principal Exchange-Traded Funds - 19 .23%
Principal U.S. Mega-Cap ETF
(a)
5,263,800 208,183
Principal U.S. Small-Cap Multi-Factor ETF
(a)
3,921,500 162,865
$ 371,048
Principal Funds, Inc. Class R-6 - 43 .79%
Blue Chip Fund
(a)
8,499,462 271,558
Diversified International Fund
(a)
10,530,859 123,632
Diversified Real Asset Fund
(a)
3,736,616 48,688
Edge MidCap Fund
(a)
4,918,240 63,199
International Small Company Fund
(a)
4,844,176 45,681
LargeCap Growth Fund I
(a)
10,627,957 178,125
MidCap Fund
(a)
1,541,492 52,657
Origin Emerging Markets Fund
(a)
6,259,006 61,338
$ 844,878
Principal Funds, Inc. Institutional Class - 34 .56%
Equity Income Fund
(a)
5,793,511 215,461
LargeCap Value Fund III
(a)
8,739,772 161,598
Overseas Fund
(a)
8,180,531 79,924
Principal Capital Appreciation Fund
(a)
3,618,590 209,806
$ 666,789
TOTAL INVESTMENT COMPANIES $ 1,930,388
Total Investments $ 1,930,388
Other Assets and Liabilities -  (0.05)% (966)
TOTAL NET ASSETS - 100.00% $ 1,929,422
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 78 .96%
International Equity Funds 9 .69%
Fixed Income Funds 6 .41%
Specialty Funds 2 .52%
Money Market Funds 2 .47%
Other Assets and Liabilities
( 0 .05 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales July 31, 2022
Value Cost Proceeds Value
Blue Chip Fund $ 363,109 $ 39,983 $ 28,490 $ 271,558
Diversified International Fund 134,685 37,751 5,608 123,632
Diversified Real Asset Fund 122,870 4,516 74,821 48,688
Edge MidCap Fund 77,449 20,526 9,119 63,199
Equity Income Fund 267,420 14,528 39,032 215,461
Global Real Estate Securities Fund 19,884 431 20,001 —
International Small Company Fund 53,635 12,525 3,321 45,681
LargeCap Growth Fund I 300,452 31,672 59,490 178,125
LargeCap Value Fund III 167,939 39,422 23,111 161,598
MidCap Fund — 73,531 10,136 52,657
Origin Emerging Markets Fund 141,792 6,276 63,330 61,338
Overseas Fund 87,862 14,464 8,643 79,924
Principal Capital Appreciation Fund — 246,439 10,198 209,806
Principal Government Money Market Fund - Institutional Class 1.14% 7,802 157,160 117,289 47,673
Principal U.S. Mega-Cap ETF 284,793 — 60,113 208,183
Principal U.S. Small-Cap Multi-Factor ETF 299,836 — 114,976 162,865
$ 2,329,528 $ 699,224 $ 647,678 $ 1,930,388
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 2,755 $ (889) $ 19,518 $ (102,155)
Diversified International Fund 5,054 462 11,587 (43,658)
Diversified Real Asset Fund 3,217 1,957 1,273 (5,834)
Edge MidCap Fund 2,733 (158) 16,965 (25,499)
Equity Income Fund 4,734 5,278 8,316 (32,733)
Global Real Estate Securities Fund 408 6,955 23 (7,269)
International Small Company Fund 761 (484) 3,759 (16,674)
LargeCap Growth Fund I 2,414 (3,751) 27,503 (90,758)
LargeCap Value Fund III 4,950 (1,929) 10,461 (20,723)
MidCap Fund 17 (989) 458 (9,749)
Origin Emerging Markets Fund 2,778 (901) 2,565 (22,499)
Overseas Fund 6,340 (1,268) — (12,491)
Principal Capital Appreciation Fund 1,154 (2,739) 2,988 (23,696)
Principal Government Money Market Fund - Institutional Class 1.14% 104 — — —
Principal U.S. Mega-Cap ETF 2,883 16,668 — (33,165)
Principal U.S. Small-Cap Multi-Factor ETF 2,087 10,874 — (32,869)
$ 42,389 $ 29,086 $ 105,416 $ (479,772)
Amounts in thousands.

Schedule of Investments
Short-Term Income Fund
July 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2.75% Shares Held Value (000's)
Money Market Funds - 2.75%
BlackRock Liquidity FedFund - Institutional
Class 1.88%
(a),(b)
3,687,147 $ 3,687
Principal Government Money Market Fund -
Institutional Class 1.14%
(a),(b),(c)
89,956,679 89,957
$ 93,644
TOTAL INVESTMENT COMPANIES $ 93,644
BONDS - 89.42%
Principal
Amount (000's) Value (000's)
Agriculture - 0.11%
Bunge Ltd Finance Corp
1.63%, 08/17/2025 $ 4,200 $ 3,930
Airlines - 0.63%
Alaska Airlines 2020-1 Class A Pass Through
Trust
4.80%, 02/15/2029
(d)
9,905 9,785
American Airlines 2013-2 Class A Pass Through
Trust
4.95%, 07/15/2024 3,168 3,108
Delta Air Lines Inc / SkyMiles IP Ltd
4.50%, 10/20/2025
(d)
8,673 8,565
$ 21,458
Automobile Asset Backed Securities - 5.37%
CPS Auto Receivables Trust 2021-A
0.61%, 02/18/2025
(d)
2,203 2,195
CPS Auto Receivables Trust 2021-B
0.37%, 03/17/2025
(d)
1,433 1,427
CPS Auto Receivables Trust 2021-C
0.33%, 07/15/2024
(d)
402 401
CPS Auto Receivables Trust 2021-D
0.61%, 10/15/2025
(d)
5,632 5,564
CPS Auto Receivables Trust 2022-A
0.98%, 04/16/2029
(d)
6,063 5,958
Ford Credit Auto Owner Trust 2018-REV2
3.47%, 01/15/2030
(d)
14,600 14,542
Ford Credit Auto Owner Trust 2019-REV1
3.52%, 07/15/2030
(d)
11,700 11,671
Ford Credit Auto Owner Trust 2020-REV2
1.06%, 04/15/2033
(d)
11,000 10,129
Ford Credit Auto Owner Trust 2021-REV1
1.37%, 10/17/2033
(d)
10,250 9,447
OneMain Direct Auto Receivables Trust 2019-1
3.63%, 09/14/2027
(d)
16,750 16,502
OneMain Direct Auto Receivables Trust 2021-1
0.87%, 07/14/2028
(d)
27,000 25,570
OneMain Direct Auto Receivables Trust 2022-1
4.65%, 03/14/2029
(d)
10,300 10,379
Santander Drive Auto Receivables Trust 2022-1
1.36%, 12/16/2024 9,654 9,576
Toyota Auto Loan Extended Note Trust 2019-1
2.56%, 11/25/2031
(d)
17,000 16,696
Toyota Auto Loan Extended Note Trust 2020-1
1.35%, 05/25/2033
(d)
6,100 5,742
Westlake Automobile Receivables Trust 2020-3
0.56%, 05/15/2024
(d)
2,674 2,666
Westlake Automobile Receivables Trust 2021-1
0.39%, 10/15/2024
(d)
4,849 4,814
0.64%, 03/16/2026
(d)
10,500 10,271
Westlake Automobile Receivables Trust 2022-2
2.60%, 08/15/2025
(d)
12,000 12,000
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.13%
World Omni Auto Receivables Trust 2022-A
1.15%, 04/15/2025 7,000 6,899
$ 182,449
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks - 16.85%
Bank of America Corp
0.98%, 09/25/2025
(e)
$ 19,500 $ 18,192
Secured Overnight Financing Rate + 0.91%
1.20%, 10/24/2026
(e)
19,600 17,763
Secured Overnight Financing Rate + 1.01%
1.32%, 06/19/2026
(e)
19,400 17,896
Secured Overnight Financing Rate + 1.15%
3.00%, 12/20/2023
(e)
10,347 10,320
3 Month USD LIBOR + 0.79%
4.20%, 08/26/2024 24,500 24,744
Bank of Montreal
0.95%, 01/22/2027
(e)
14,700 13,299
Secured Overnight Financing Rate + 0.60%
Bank of New York Mellon Corp/The
3.86%, 10/30/2023 24,500 24,516
3 Month USD LIBOR + 1.05%
Bank of Nova Scotia/The
1.30%, 09/15/2026 5,300 4,799
Barclays PLC
2.28%, 11/24/2027
(e)
7,308 6,544
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.05%
BNP Paribas SA
3.50%, 03/01/2023
(d)
9,750 9,735
Citigroup Inc
0.78%, 10/30/2024
(e)
9,600 9,209
Secured Overnight Financing Rate + 0.69%
1.12%, 01/28/2027
(e)
19,600 17,600
Secured Overnight Financing Rate + 0.77%
3.01%, 09/01/2023 10,000 9,996
3 Month USD LIBOR + 1.43%
4.00%, 08/05/2024 10,750 10,824
4.04%, 06/01/2024
(e)
4,750 4,756
3 Month USD LIBOR + 1.02%
Credit Suisse Group AG
2.59%, 09/11/2025
(d),(e)
5,000 4,689
Secured Overnight Financing Rate + 1.56%
4.21%, 06/12/2024
(d),(e)
17,900 17,702
3 Month USD LIBOR + 1.24%
Deutsche Bank AG/New York NY
0.90%, 05/28/2024 9,200 8,705
0.96%, 11/08/2023 11,000 10,578
Fifth Third Bancorp
4.30%, 01/16/2024 15,700 15,840
First Republic Bank/CA
1.91%, 02/12/2024
(e)
11,000 10,882
Secured Overnight Financing Rate + 0.62%
Goldman Sachs Group Inc/The
1.22%, 12/06/2023 12,000 11,634
2.07%, 11/17/2023 19,250 19,119
Secured Overnight Financing Rate + 0.54%
2.32%, 12/09/2026 14,700 13,990
Secured Overnight Financing Rate + 0.79%
2.64%, 02/24/2028
(e)
8,600 8,014
Secured Overnight Financing Rate + 1.11%
HSBC Holdings PLC
2.63%, 11/07/2025
(e)
9,300 8,899
Secured Overnight Financing Rate + 1.40%
JPMorgan Chase & Co
1.04%, 02/04/2027
(e)
9,800 8,809
CME Term Secured Overnight Financing
Rate 3 Month + 0.70%
1.05%, 11/19/2026
(e)
19,600 17,676
Secured Overnight Financing Rate + 0.80%
1.51%, 06/01/2024
(e)
14,700 14,411
Secured Overnight Financing Rate + 1.46%
3.88%, 09/10/2024 5,249 5,280

Schedule of Investments
Short-Term Income Fund
July 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
JPMorgan Chase & Co   (continued)
4.01%, 10/24/2023 $ 15,000 $ 15,007
3 Month USD LIBOR + 1.23%
Morgan Stanley
0.53%, 01/25/2024
(e)
13,500 13,282
Secured Overnight Financing Rate + 0.46%
1.59%, 05/04/2027
(e)
10,750 9,790
Secured Overnight Financing Rate + 0.88%
2.48%, 01/21/2028
(e)
6,000 5,588
Secured Overnight Financing Rate + 1.00%
4.10%, 05/22/2023
(f)
10,200 10,239
4.18%, 10/24/2023 38,600 38,639
3 Month USD LIBOR + 1.40%
NatWest Group PLC
4.27%, 03/22/2025
(e)
9,750 9,664
3 Month USD LIBOR + 1.76%
NatWest Markets PLC
0.80%, 08/12/2024
(d)
7,800 7,273
1.60%, 09/29/2026
(d)
9,250 8,294
Royal Bank of Canada
0.88%, 01/20/2026 14,700 13,354
Societe Generale SA
2.63%, 01/22/2025
(d)
9,700 9,272
Toronto-Dominion Bank/The
0.75%, 01/06/2026 14,700 13,358
Truist Financial Corp
1.27%, 03/02/2027
(e)
3,626 3,305
Secured Overnight Financing Rate + 0.61%
UBS Group AG
1.01%, 07/30/2024
(d),(e)
7,000 6,799
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.83%
Wells Fargo & Co
2.16%, 02/11/2026
(e)
9,800 9,342
3 Month USD LIBOR + 0.75%
2.19%, 04/30/2026
(e)
14,600 13,848
Secured Overnight Financing Rate + 2.00%
2.41%, 10/30/2025
(e)
10,000 9,624
Secured Overnight Financing Rate + 1.09%
$ 573,099
Beverages - 0.41%
Keurig Dr Pepper Inc
0.75%, 03/15/2024 14,700 14,065
Biotechnology - 1.03%
Gilead Sciences Inc
0.75%, 09/29/2023 36,002 34,974
Building Materials - 0.40%
Martin Marietta Materials Inc
4.25%, 07/02/2024 13,455 13,547
Chemicals - 0.37%
Celanese US Holdings LLC
3.50%, 05/08/2024 4,800 4,724
Westlake Corp
3.60%, 08/15/2026 7,900 7,800
$ 12,524
Commercial Mortgage Backed Securities - 8.86%
Arbor Multifamily Mortgage Securities Trust
2022-MF4
3.27%, 02/15/2055
(d),(g)
7,000 6,761
BX 2021-LBA3 Mortgage Trust
2.69%, 10/15/2036
(d)
14,750 14,169
1.00 x 1 Month USD LIBOR + 0.69%
BX Commercial Mortgage Trust 2021-21M
2.73%, 10/15/2036
(d)
12,000 11,503
1.00 x 1 Month USD LIBOR + 0.73%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
BX Commercial Mortgage Trust 2021-ACNT
2.85%, 11/15/2038
(d)
$ 11,000 $ 10,640
1.00 x 1 Month USD LIBOR + 0.85%
BX Commercial Mortgage Trust 2021-SOAR
2.67%, 06/15/2038
(d)
12,108 11,652
1.00 x 1 Month USD LIBOR + 0.67%
BX Commercial Mortgage Trust 2021-VINO
2.65%, 05/15/2038
(d)
8,200 7,891
1.00 x 1 Month USD LIBOR + 0.65%
BX Commercial Mortgage Trust 2021-VOLT
2.70%, 09/15/2036
(d)
20,000 19,234
1.00 x 1 Month USD LIBOR + 0.70%
BX Commercial Mortgage Trust 2021-XL2
2.69%, 10/15/2038
(d)
18,669 17,933
1.00 x 1 Month USD LIBOR + 0.69%
BX Trust 2021-BXMF
2.63%, 10/15/2026
(d)
12,000 11,493
1.00 x 1 Month USD LIBOR + 0.64%
BX Trust 2021-LGCY
2.50%, 10/15/2023
(d)
20,000 18,984
1.00 x 1 Month USD LIBOR + 0.51%
Cold Storage Trust 2020-ICE5
2.90%, 11/15/2037
(d)
28,900 28,254
1.00 x 1 Month USD LIBOR + 0.90%
ELP Commercial Mortgage Trust 2021-ELP
2.70%, 11/15/2038
(d)
15,000 14,434
1.00 x 1 Month USD LIBOR + 0.70%
Ginnie Mae
0.09%, 02/16/2055
(g),(h)
32,214 73
0.21%, 10/16/2054
(g),(h)
20,902 300
0.25%, 01/16/2054
(g),(h)
15,003 120
0.29%, 02/16/2048
(g),(h)
9,493 79
0.33%, 09/16/2055
(g),(h)
8,009 87
0.35%, 01/16/2055
(g),(h)
48,184 373
0.84%, 08/16/2042
(g),(h)
2,333 22
0.85%, 06/16/2045
(g),(h)
16,897 289
1.25%, 12/16/2036
(g),(h)
577 53
1.29%, 10/16/2051
(g),(h)
1,264 41
Life 2021-BMR Mortgage Trust
2.70%, 03/15/2038
(d)
8,159 7,894
1.00 x 1 Month USD LIBOR + 0.70%
Life 2022-BMR Mortgage Trust
3.25%, 05/15/2039
(d)
18,400 18,031
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.30%
MHC Commercial Mortgage Trust 2021-MHC
2.80%, 04/15/2038
(d)
29,200 28,287
1.00 x 1 Month USD LIBOR + 0.80%
MHC Trust 2021-MHC2
2.85%, 05/15/2023
(d)
14,600 14,123
1.00 x 1 Month USD LIBOR + 0.85%
MHP 2021-STOR
2.70%, 07/15/2038
(d)
8,800 8,480
1.00 x 1 Month USD LIBOR + 0.70%
MHP 2022-MHIL
2.77%, 01/15/2027
(d)
14,750 14,159
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.81%
OPG Trust 2021-PORT
2.48%, 10/15/2036
(d)
17,000 16,226
1.00 x 1 Month USD LIBOR + 0.48%
SREIT Trust 2021-MFP
2.73%, 11/15/2038
(d)
9,800 9,429
1.00 x 1 Month USD LIBOR + 0.73%

Schedule of Investments
Short-Term Income Fund
July 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
TPGI Trust 2021-DGWD
2.70%, 06/15/2026
(d)
$ 10,725 $ 10,306
1.00 x 1 Month USD LIBOR + 0.70%
$ 301,320
Computers - 1.35%
Apple Inc
1.13%, 05/11/2025 29,800 28,307
Dell International LLC / EMC Corp
5.45%, 06/15/2023 2,614 2,643
Hewlett Packard Enterprise Co
4.45%, 10/02/2023 14,700 14,832
$ 45,782
Consumer Products - 0.23%
Avery Dennison Corp
0.85%, 08/15/2024 8,400 7,927
Diversified Financial Services - 0.61%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
1.65%, 10/29/2024 13,700 12,727
Capital One Financial Corp
3.90%, 01/29/2024 7,900 7,905
$ 20,632
Electric - 7.74%
AES Corp/The
1.38%, 01/15/2026 14,600 13,185
Alliant Energy Finance LLC
1.40%, 03/15/2026
(d)
4,600 4,122
3.75%, 06/15/2023
(d)
19,500 19,448
American Electric Power Co Inc
1.77%, 11/01/2023 14,700 14,612
3 Month USD LIBOR + 0.48%
2.03%, 03/15/2024 11,700 11,383
Black Hills Corp
1.04%, 08/23/2024 9,500 8,925
4.25%, 11/30/2023 27,000 27,128
Dominion Energy Inc
2.36%, 09/15/2023 14,500 14,422
3 Month USD LIBOR + 0.53%
3.07%, 08/15/2024
(g)
9,800 9,623
DTE Energy Co
1.05%, 06/01/2025 4,400 4,081
2.25%, 11/01/2022 9,750 9,722
2.53%, 10/01/2024
(g)
10,000 9,725
Duke Energy Corp
0.90%, 09/15/2025 9,750 8,969
Emera US Finance LP
0.83%, 06/15/2024 8,500 7,989
Entergy Louisiana LLC
0.62%, 11/17/2023 4,443 4,306
0.95%, 10/01/2024 5,500 5,212
Evergy Inc
2.45%, 09/15/2024
(f)
9,300 9,027
Florida Power & Light Co
1.78%, 05/10/2023 4,600 4,580
Secured Overnight Financing Rate + 0.25%
Fortis Inc/Canada
3.06%, 10/04/2026 14,594 13,930
NextEra Energy Capital Holdings Inc
1.77%, 02/22/2023 9,800 9,753
3 Month USD LIBOR + 0.27%
Public Service Enterprise Group Inc
0.80%, 08/15/2025 14,600 13,328
Southwestern Electric Power Co
1.65%, 03/15/2026 11,600 10,733
Tucson Electric Power Co
3.05%, 03/15/2025 4,400 4,336
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Vistra Operations Co LLC
3.70%, 01/30/2027
(d)
$ 19,500 $ 18,303
Xcel Energy Inc
1.75%, 03/15/2027 7,000 6,405
$ 263,247
Entertainment - 0.20%
Magallanes Inc
4.06%, 03/15/2024
(d)
6,875 6,850
Secured Overnight Financing Rate + 1.78%
Food - 0.82%
Nestle Holdings Inc
0.38%, 01/15/2024
(d)
29,000 27,858
Forest Products & Paper - 0.28%
Georgia-Pacific LLC
1.75%, 09/30/2025
(d)
10,000 9,419
Gas - 0.39%
NiSource Inc
0.95%, 08/15/2025 14,600 13,364
Healthcare - Services - 1.55%
Centene Corp
4.25%, 12/15/2027 13,000 12,772
HCA Inc
5.25%, 06/15/2026 25,800 26,179
Humana Inc
0.65%, 08/03/2023 14,250 13,851
$ 52,802
Home Builders - 0.28%
DR Horton Inc
2.50%, 10/15/2024 9,800 9,481
Home Furnishings - 0.14%
Panasonic Holdings Corp
2.68%, 07/19/2024
(d)
5,000 4,875
Insurance - 3.27%
Athene Global Funding
0.91%, 08/19/2024
(d)
1,000 929
1.72%, 01/07/2025
(d)
11,000 10,308
Five Corners Funding Trust
4.42%, 11/15/2023
(d)
22,250 22,359
Guardian Life Global Funding
0.88%, 12/10/2025
(d)
23,147 20,984
1.10%, 06/23/2025
(d)
17,525 16,253
MassMutual Global Funding II
2.75%, 06/22/2024
(d)
13,000 12,795
Metropolitan Life Global Funding I
3.60%, 01/11/2024
(d)
5,000 5,023
New York Life Global Funding
2.00%, 01/22/2025
(d)
9,800 9,430
Northwestern Mutual Global Funding
0.80%, 01/14/2026
(d)
14,500 13,202
$ 111,283
Internet - 0.53%
eBay Inc
1.40%, 05/10/2026 19,500 17,941
Media - 0.90%
Charter Communications Operating LLC / Charter
Communications Operating Capital
4.91%, 07/23/2025 14,700 14,897
Paramount Global
4.75%, 05/15/2025 6,596 6,700
Sky Ltd
3.13%, 11/26/2022
(d)
8,900 8,896
$ 30,493
Mining - 0.42%
Anglo American Capital PLC
5.38%, 04/01/2025
(d)
9,600 9,817

Schedule of Investments
Short-Term Income Fund
July 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mining (continued)
Glencore Funding LLC
1.63%, 09/01/2025
(d)
$ 4,750 $ 4,372
$ 14,189
Mortgage Backed Securities - 3.19%
Banc of America Funding 2004-1 Trust
5.25%, 02/25/2019 6 6
CHL Mortgage Pass-Through Trust 2003-46
2.24%, 01/19/2034
(g)
129 122
Credit Suisse First Boston Mortgage Securities
Corp
5.00%, 09/25/2019 3 2
GS Mortgage-Backed Securities Corp Trust
2020-PJ3
3.00%, 10/25/2050
(d),(g)
401 397
GS Mortgage-Backed Securities Corp Trust
2021-PJ3
2.50%, 08/25/2051
(d),(g)
3,952 3,673
JP Morgan Mortgage Trust 2004-A3
2.78%, 07/25/2034
(g)
184 170
JP Morgan Mortgage Trust 2004-S1
5.00%, 09/25/2034 72 72
JP Morgan Mortgage Trust 2021-1
2.50%, 06/25/2051
(d),(g)
13,642 12,802
Metlife Securitization Trust 2019-1
3.75%, 04/25/2058
(d),(g)
2,141 2,115
Morgan Stanley Residential Mortgage Loan Trust
2020-1
2.50%, 12/25/2050
(d),(g)
5,468 5,104
Oceanview Mortgage Trust 2021-3
2.50%, 06/25/2051
(d),(g)
12,406 11,509
PHH Mortgage Trust Series 2008-CIM1
3.96%, 06/25/2038 490 462
1.00 x 1 Month USD LIBOR + 2.25%
PSMC 2021-3 Trust
2.50%, 08/25/2051
(d),(g)
12,021 11,134
Sequoia Mortgage Trust 2020-4
2.50%, 11/25/2050
(d),(g)
8,257 7,847
Sequoia Mortgage Trust 2021-3
2.50%, 05/25/2051
(d),(g)
20,592 19,136
Sequoia Mortgage Trust 2021-4
2.50%, 06/25/2051
(d),(g)
21,738 19,971
Wells Fargo Mortgage Backed Securities 2020-2
Trust
3.00%, 12/25/2049
(d),(g)
925 914
Wells Fargo Mortgage Backed Securities 2020-3
Trust
3.00%, 06/25/2050
(d),(g)
891 876
Wells Fargo Mortgage Backed Securities 2020-4
Trust
3.00%, 07/25/2050
(d),(g)
5,261 4,871
Wells Fargo Mortgage Backed Securities 2020-5
Trust
2.50%, 09/25/2050
(d),(g)
5,539 5,182
Wells Fargo Mortgage Backed Securities 2021-1
Trust
2.50%, 12/25/2050
(d),(g)
2,145 1,990
$ 108,355
Office & Business Equipment - 0.29%
CDW LLC / CDW Finance Corp
2.67%, 12/01/2026 11,000 10,012
Oil & Gas - 1.26%
Chevron USA Inc
0.69%, 08/12/2025 14,600 13,566
Coterra Energy Inc
4.38%, 06/01/2024
(d)
12,500 12,502
Exxon Mobil Corp
2.99%, 03/19/2025 9,800 9,762
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Phillips 66
3.85%, 04/09/2025
(f)
$ 6,850 $ 6,918
$ 42,748
Oil & Gas Services - 0.23%
Schlumberger Holdings Corp
3.75%, 05/01/2024
(d)
7,800 7,810
Other Asset Backed Securities - 13.73%
AMMC CLO 15 Ltd
3.63%, 01/15/2032
(d)
21,000 20,654
1.00 x 3 Month USD LIBOR + 1.12%
Bardot CLO Ltd
3.85%, 10/22/2032
(d)
14,250 13,894
1.00 x 3 Month USD LIBOR + 1.09%
CCG Receivables Trust 2019-2
2.11%, 03/15/2027
(d)
2,001 1,996
CCG Receivables Trust 2020-1
0.54%, 12/14/2027
(d)
5,240 5,145
CCG Receivables Trust 2021-1
0.30%, 06/14/2027
(d)
12,962 12,601
CF Hippolyta Issuer LLC
1.53%, 03/15/2061
(d)
30,768 27,554
Dewolf Park CLO Ltd
3.43%, 10/15/2030
(d)
37,000 36,347
1.00 x 3 Month USD LIBOR + 0.92%
Fortress Credit Opportunities XVII CLO Ltd
3.70%, 01/15/2030
(d)
13,123 12,888
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.37%
GreatAmerica Leasing Receivables Funding LLC
Series 2021-1
0.27%, 06/15/2023
(d)
4,097 4,074
KKR CLO 18 Ltd
3.68%, 07/18/2030
(d)
23,000 22,526
1.00 x 3 Month USD LIBOR + 0.94%
KKR Lending Partners III Clo LLC
4.09%, 10/20/2030
(d)
13,417 13,224
1.00 x 3 Month USD LIBOR + 1.38%
4.26%, 10/20/2030
(d)
13,600 13,227
1.00 x 3 Month USD LIBOR + 1.55%
Lake Shore MM CLO III LLC
4.22%, 10/17/2031
(d)
29,500 28,760
1.00 x 3 Month USD LIBOR + 1.48%
Madison Park Funding XVIII Ltd
3.67%, 10/21/2030
(d)
21,000 20,611
1.00 x 3 Month USD LIBOR + 0.94%
Marathon CLO X Ltd
2.41%, 11/15/2029
(d)
9,611 9,476
1.00 x 3 Month USD LIBOR + 1.00%
Marathon CLO XIII Ltd
3.83%, 04/15/2032
(d)
19,500 19,147
1.00 x 3 Month USD LIBOR + 1.32%
MMAF Equipment Finance LLC 2020-A
0.74%, 04/09/2024
(d)
3,183 3,141
MMAF Equipment Finance LLC 2020-B
0.38%, 08/14/2023
(d)
3,599 3,577
MVW 2021-1W LLC
1.14%, 01/22/2041
(d)
4,905 4,585
MVW Owner Trust 2016-1
2.25%, 12/20/2033
(d)
1,038 1,033
MVW Owner Trust 2018-1
3.45%, 01/21/2036
(d)
3,110 3,060
Oaktree CLO 2019-4 Ltd
3.83%, 10/20/2032
(d)
30,000 29,241
1.00 x 3 Month USD LIBOR + 1.12%

Schedule of Investments
Short-Term Income Fund
July 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
Palmer Square Loan Funding 2022-1 Ltd
3.38%, 04/15/2030
(d)
$ 10,463 $ 10,324
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.05%
Parliament Funding II ltd
3.96%, 10/20/2031
(d)
11,000 10,783
1.00 x 3 Month USD LIBOR + 1.25%
PFS Financing Corp
0.71%, 04/15/2026
(d)
9,750 9,187
0.93%, 08/15/2024
(d)
9,500 9,484
0.97%, 02/15/2026
(d)
17,650 16,791
2.23%, 10/15/2024
(d)
29,250 29,163
2.47%, 02/15/2027
(d)
11,750 11,312
Shackleton 2017-X CLO Ltd
3.60%, 04/20/2029
(d)
10,306 10,140
1.00 x 3 Month USD LIBOR + 0.89%
Stratus CLO 2021-2 Ltd
3.61%, 12/28/2029
(d)
7,993 7,851
1.00 x 3 Month USD LIBOR + 0.90%
TCI-Flatiron CLO 2016-1 Ltd
3.58%, 01/17/2032
(d)
10,000 9,841
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.10%
Trafigura Securitisation Finance PLC 2021-1
1.08%, 01/15/2025
(d)
24,000 22,744
Voya 2012-4 Ltd
3.51%, 10/15/2030
(d)
9,750 9,573
1.00 x 3 Month USD LIBOR + 1.00%
VSE 2018-A VOI Mortgage LLC
3.56%, 02/20/2036
(d)
2,839 2,790
$ 466,744
Packaging & Containers - 0.53%
Graphic Packaging International LLC
0.82%, 04/15/2024
(d)
9,700 9,173
1.51%, 04/15/2026
(d)
9,800 8,941
$ 18,114
Pharmaceuticals - 2.24%
AbbVie Inc
2.60%, 11/21/2024 6,800 6,658
Bayer US Finance II LLC
3.88%, 12/15/2023
(d)
5,800 5,802
Bristol-Myers Squibb Co
0.54%, 11/13/2023 14,700 14,279
Cigna Corp
0.61%, 03/15/2024 7,850 7,508
1.25%, 03/15/2026
(f)
14,700 13,588
GlaxoSmithKline Capital PLC
0.53%, 10/01/2023 24,500 23,839
Novartis Capital Corp
1.75%, 02/14/2025
(f)
4,700 4,568
$ 76,242
Pipelines - 1.58%
Buckeye Partners LP
4.15%, 07/01/2023 11,300 11,151
Kinder Morgan Inc
3.79%, 01/15/2023 14,500 14,506
3 Month USD LIBOR + 1.28%
ONEOK Partners LP
5.00%, 09/15/2023 13,600 13,793
Southeast Supply Header LLC
4.25%, 06/15/2024
(d)
11,634 9,947
TransCanada PipeLines Ltd
3.62%, 05/15/2067 5,850 4,448
3 Month USD LIBOR + 2.21%
$ 53,845
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs - 2.91%
American Tower Trust #1
3.07%, 03/15/2048
(d)
$ 24,100 $ 23,970
3.65%, 03/15/2048
(d)
6,300 6,232
Crown Castle International Corp
1.35%, 07/15/2025 8,750 8,095
CubeSmart LP
4.00%, 11/15/2025 3,275 3,252
Omega Healthcare Investors Inc
4.50%, 01/15/2025 7,250 7,225
4.95%, 04/01/2024 4,750 4,766
SBA Tower Trust
1.63%, 05/15/2051
(d)
19,400 17,595
1.88%, 07/15/2050
(d)
6,463 5,870
2.33%, 07/15/2052
(d)
2,800 2,517
2.84%, 01/15/2050
(d)
10,325 9,987
Ventas Realty LP
3.50%, 04/15/2024 9,400 9,312
$ 98,821
Semiconductors - 0.44%
Microchip Technology Inc
4.33%, 06/01/2023 9,800 9,838
NXP BV / NXP Funding LLC / NXP USA Inc
2.70%, 05/01/2025 5,300 5,105
$ 14,943
Software - 0.28%
Roper Technologies Inc
1.00%, 09/15/2025 10,450 9,571
Student Loan Asset Backed Securities - 6.89%
Commonbond Student Loan Trust 2018-BGS
3.56%, 09/25/2045
(d)
2,996 2,953
Commonbond Student Loan Trust 2018-C-GS
3.87%, 02/25/2046
(d)
4,203 4,123
Commonbond Student Loan Trust 2019-A-GS
2.54%, 01/25/2047
(d)
6,986 6,603
Commonbond Student Loan Trust 2020-A-GS
1.98%, 08/25/2050
(d)
2,974 2,850
Commonbond Student Loan Trust 2021-A-GS
1.20%, 03/25/2052
(d)
13,033 11,827
Commonbond Student Loan Trust 2021-B-GS
1.17%, 09/25/2051
(d)
3,592 3,258
EDvestinU Private Education Loan Issue No 3
LLC
1.80%, 11/25/2045
(d)
9,496 8,541
Keycorp Student Loan Trust 2000-b
3.09%, 07/25/2029 1,221 1,214
1.00 x 3 Month USD LIBOR + 0.31%
KeyCorp Student Loan Trust 2003-A
3.31%, 01/25/2037 1,147 1,145
1.00 x 3 Month USD LIBOR + 0.53%
Laurel Road Prime Student Loan Trust 2019-A
2.34%, 10/25/2048
(d)
602 592
Navient Private Education Refi Loan Trust
2019-A
3.42%, 01/15/2043
(d)
1,569 1,539
Navient Private Education Refi Loan Trust
2019-G
2.40%, 10/15/2068
(d)
4,950 4,748
Navient Private Education Refi Loan Trust
2020-D
1.69%, 05/15/2069
(d)
6,379 5,985
Navient Private Education Refi Loan Trust 2020-F
1.22%, 07/15/2069
(d)
4,144 3,867
Navient Private Education Refi Loan Trust
2020-G
1.17%, 09/16/2069
(d)
4,484 4,194

Schedule of Investments
Short-Term Income Fund
July 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Student Loan Asset Backed Securities (continued)
Navient Private Education Refi Loan Trust
2020-H
1.31%, 01/15/2069
(d)
$ 7,043 $ 6,567
Navient Private Education Refi Loan Trust
2021-A
0.84%, 05/15/2069
(d)
5,540 5,085
Navient Private Education Refi Loan Trust
2021-B
0.94%, 07/15/2069
(d)
11,685 10,660
Navient Private Education Refi Loan Trust 2021-c
1.06%, 10/15/2069
(d)
10,696 9,800
Navient Private Education Refi Loan Trust 2021-E
0.97%, 12/16/2069
(d)
14,932 13,398
Navient Private Education Refi Loan Trust 2021-F
1.11%, 02/18/2070
(d)
6,213 5,478
Navient Private Education Refi Loan Trust
2022-A
2.23%, 07/15/2070
(d)
5,505 5,133
Nelnet Student Loan Trust 2021-A
1.36%, 04/20/2062
(d)
27,861 25,867
Nelnet Student Loan Trust 2021-C
1.32%, 04/20/2062
(d)
9,822 8,995
Nelnet Student Loan Trust 2021-D
1.63%, 04/20/2062
(d)
13,297 12,454
SLM Private Credit Student Loan Trust 2004-A
2.23%, 06/15/2033 616 601
1.00 x 3 Month USD LIBOR + 0.40%
SLM Private Credit Student Loan Trust 2004-B
2.16%, 03/15/2024 2,624 2,609
1.00 x 3 Month USD LIBOR + 0.33%
SLM Private Credit Student Loan Trust 2006-A
2.12%, 06/15/2039 15,162 14,304
1.00 x 3 Month USD LIBOR + 0.29%
SLM Private Credit Student Loan Trust 2006-B
2.03%, 12/15/2039 8,864 8,411
1.00 x 3 Month USD LIBOR + 0.20%
SMB Private Education Loan Trust 2021-A
1.07%, 01/15/2053
(d)
10,009 8,997
SMB Private Education Loan Trust 2021-B
1.31%, 07/17/2051
(d)
17,555 16,272
SMB Private Education Loan Trust 2021-E
1.68%, 02/15/2051
(d)
17,412 16,128
$ 234,198
Telecommunications - 2.22%
AT&T Inc
1.70%, 03/25/2026 9,400 8,773
2.30%, 02/15/2023 8,525 8,528
3 Month USD LIBOR + 0.89%
Crown Castle Towers LLC
3.66%, 05/15/2045
(d)
4,187 4,106
4.24%, 07/15/2048
(d)
1,650 1,610
Sprint Spectrum Co LLC / Sprint Spectrum Co II
LLC / Sprint Spectrum Co III LLC
4.74%, 03/20/2025
(d)
28,226 28,365
5.15%, 03/20/2028
(d)
9,500 9,608
Verizon Communications Inc
2.33%, 03/20/2026 14,700 14,412
Secured Overnight Financing Rate + 0.79%
$ 75,402
Transportation - 0.61%
Canadian Pacific Railway Co
1.35%, 12/02/2024 11,000 10,442
Ryder System Inc
1.75%, 09/01/2026 11,000 10,155
$ 20,597
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Trucking & Leasing - 0.28%
Penske Truck Leasing Co Lp / PTL Finance Corp
3.45%, 07/01/2024
(d)
$ 9,800 $ 9,630
TOTAL BONDS $ 3,040,541
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 7.82%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 0.00%
2.51%, 09/01/2035 $ 23 $ 23
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.25%
7.00%, 12/01/2022 4 4
$ 27
Federal National Mortgage Association (FNMA) - 0.01%
1.92%, 10/01/2035 37 37
1.00 x 12 Month USD LIBOR + 1.68%
2.02%, 12/01/2032 10 10
1.00 x 12 Month USD LIBOR + 1.64%
2.13%, 01/01/2035 17 17
1.00 x 12 Month USD LIBOR + 1.75%
2.25%, 08/01/2034 12 13
1.00 x 12 Month USD LIBOR + 1.63%
2.41%, 11/01/2032 4 4
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.29%
2.46%, 07/01/2034 5 6
1.00 x 12 Month USD LIBOR + 1.66%
2.50%, 02/01/2035 9 9
1.00 x 6 Month USD LIBOR + 2.06%
2.62%, 02/01/2037 35 34
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.07%
3.27%, 07/01/2034 15 15
1.00 x 12 Month USD LIBOR + 1.58%
4.92%, 11/01/2035 1 1
1.00 x 11th District Monthly Weighted
Average Cost of Funds Replacement Index
+ 1.25%
$ 146
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 0.00%
7.50%, 10/01/2029 2 2
8.00%, 05/01/2027 1 1
$ 3
U.S. Treasury - 7.81%
0.13%, 10/15/2023 31,500 30,453
0.25%, 07/31/2025 82,800 76,671
0.38%, 04/15/2024 35,000 33,507
0.63%, 03/31/2027 45,100 40,977
0.88%, 06/30/2026 69,000 64,167
1.63%, 10/31/2026 15,500 14,810
2.50%, 05/31/2024 5,000 4,962
$ 265,547
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 265,723
Total Investments $ 3,399,908
Other Assets and Liabilities -  0.01% 320
TOTAL NET ASSETS - 100.00% $ 3,400,228
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $8,907 or
0.26% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.

Schedule of Investments
Short-Term Income Fund
July 31, 2022 (unaudited)
See accompanying notes.

(d) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,727,058 or 50.79% of net assets.
(e) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(f) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $8,651 or 0.25% of net assets.
(g) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(h) Security is an Interest Only Strip.
Portfolio Summary  (unaudited)
Sector Percent
Asset Backed Securities 25.99%
Financial 23.64%
Mortgage Securities 12.06%
Utilities 8.13%
Government 7.81%
Consumer, Non-cyclical 6.39%
Communications 3.65%
Energy 3.07%
Money Market Funds 2.75%
Technology 2.36%
Industrial 1.82%
Consumer, Cyclical 1.25%
Basic Materials 1.07%
Other Assets and Liabilities
0.01%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales July 31, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 1.14% $ 106,527 $ 1,277,359 $ 1,293,929 $ 89,957
$ 106,527 $ 1,277,359 $ 1,293,929 $ 89,957
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 1.14% $ 101 $ — $ — $ —
$ 101 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
SmallCap Fund
July 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3 .53 % Shares Held Value (000's)
Money Market Funds - 3 .53%
BlackRock Liquidity FedFund - Institutional
Class 1.88%
(a),(b)
8,638,594 $ 8,638
Principal Government Money Market Fund -
Institutional Class 1.14%
(a),(b),(c)
35,307,721 35,308
$ 43,946
TOTAL INVESTMENT COMPANIES $ 43,946
COMMON STOCKS - 98 .16 % Shares Held Value (000's)
Aerospace & Defense - 1 .02%
AAR Corp
(d)
285,500 $ 12,713
Agriculture - 1 .73%
Darling Ingredients Inc
(d)
271,200 18,789
Vital Farms Inc
(d)
234,200 2,763
$ 21,552
Airlines - 0 .24%
Sun Country Airlines Holdings Inc
(d)
146,500 2,955
Automobile Parts & Equipment - 0 .74%
Visteon Corp
(d)
72,800 9,288
Banks - 9 .53%
Ameris Bancorp 280,700 13,274
BancFirst Corp 62,000 6,658
Bancorp Inc/The
(d)
317,100 7,801
Enterprise Financial Services Corp 154,300 7,257
First Foundation Inc 190,200 3,960
First Interstate BancSystem Inc 243,700 9,938
First Merchants Corp 186,900 7,762
FNB Corp/PA 784,800 9,386
Independent Bank Corp 28,737 2,408
Independent Bank Corp/MI 135,400 2,841
Lakeland Bancorp Inc 164,000 2,611
Popular Inc 130,300 10,120
Sandy Spring Bancorp Inc 120,400 4,973
United Community Banks Inc/GA 461,650 15,710
Webster Financial Corp 303,670 14,105
$ 118,804
Biotechnology - 4 .98%
ADC Therapeutics SA
(d)
275,000 2,038
Allogene Therapeutics Inc
(d)
178,600 2,318
Cellectis SA ADR
(d)
515,400 1,350
ChemoCentryx Inc
(d)
142,600 3,368
Denali Therapeutics Inc
(d)
187,900 6,392
Design Therapeutics Inc
(d),(e)
185,800 3,646
Horizon Therapeutics Plc
(d)
176,800 14,669
Immunocore Holdings PLC ADR
(d)
127,200 5,869
Insmed Inc
(d)
255,900 5,661
Iovance Biotherapeutics Inc
(d)
273,200 3,183
MacroGenics Inc
(d)
199,500 625
Olink Holding AB ADR
(d),(e)
248,800 3,346
Seagen Inc
(d)
53,000 9,539
$ 62,004
Building Materials - 1 .53%
Builders FirstSource Inc
(d)
110,900 7,541
Modine Manufacturing Co
(d)
353,845 4,643
Summit Materials Inc
(d)
249,700 6,869
$ 19,053
Chemicals - 1 .15%
Atotech Ltd
(d)
507,200 11,503
Koppers Holdings Inc 122,200 2,877
$ 14,380
Commercial Services - 3 .52%
ABM Industries Inc 292,000 13,093
AMN Healthcare Services Inc
(d)
86,700 9,749
Cross Country Healthcare Inc
(d)
70,539 1,859
First Advantage Corp
(d)
249,400 3,499
ICF International Inc 67,300 6,350
Medifast Inc 38,500 6,475
Paymentus Holdings Inc
(d)
198,600 2,890
$ 43,915
COMMON STOCKS (continued) Shares Held Value (000’s)
Computers - 2 .26%
ExlService Holdings Inc
(d)
125,000 $ 21,046
KnowBe4 Inc
(d)
495,165 7,076
$ 28,122
Consumer Products - 0 .53%
Central Garden & Pet Co - A Shares
(d)
161,580 6,593
Cosmetics & Personal Care - 0 .63%
Beauty Health Co/The
(d)
590,000 7,859
Distribution & Wholesale - 2 .22%
Core & Main Inc
(d)
320,204 7,730
ThredUp Inc
(d)
246,594 555
Titan Machinery Inc
(d)
177,900 5,004
WESCO International Inc
(d)
112,500 14,382
$ 27,671
Diversified Financial Services - 5 .22%
Encore Capital Group Inc
(d)
214,800 15,558
Flywire Corp
(d)
237,900 5,581
Focus Financial Partners Inc
(d)
290,500 11,745
Janus Henderson Group PLC 158,200 4,077
Lazard Ltd
(e)
113,400 4,272
Moelis & Co 82,700 3,852
Piper Sandler Cos 60,409 7,623
Stifel Financial Corp 141,800 8,481
StoneX Group Inc
(d)
44,022 3,836
$ 65,025
Electric - 2 .37%
Brookfield Renewable Corp 320,200 12,526
Portland General Electric Co 330,400 16,963
$ 29,489
Electrical Components & Equipment - 0 .81%
EnerSys 137,100 9,036
nLight Inc
(d)
87,530 1,073
$ 10,109
Electronics - 3 .65%
Advanced Energy Industries Inc 145,200 12,994
Atkore Inc
(d)
117,200 11,635
Mirion Technologies Inc
(d),(e)
440,400 2,995
Mirion Technologies Inc - Warrants
(d)
179,475 233
TD SYNNEX Corp 85,500 8,586
Vishay Intertechnology Inc 438,400 9,057
$ 45,500
Energy - Alternate Sources - 0 .38%
Array Technologies Inc
(d)
278,700 4,696
Engineering & Construction - 2 .36%
Dycom Industries Inc
(d)
168,674 17,400
MYR Group Inc
(d)
98,000 9,333
Tutor Perini Corp
(d)
297,506 2,701
$ 29,434
Entertainment - 2 .35%
Caesars Entertainment Inc
(d)
146,600 6,698
Golden Entertainment Inc
(d)
293,800 12,889
Vail Resorts Inc 40,800 9,675
$ 29,262
Food - 0 .98%
Performance Food Group Co
(d)
246,518 12,254
Gas - 1 .41%
Southwest Gas Holdings Inc 202,490 17,609
Hand & Machine Tools - 1 .05%
Regal Rexnord Corp 97,648 13,114
Healthcare - Products - 2 .86%
Adaptive Biotechnologies Corp
(d)
284,600 2,607
Castle Biosciences Inc
(d)
321,500 8,989
Natera Inc
(d)
196,200 9,221
Nevro Corp
(d)
132,600 5,748
STAAR Surgical Co
(d)
112,200 9,055
$ 35,620

Schedule of Investments
SmallCap Fund
July 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Services - 3 .97%
Addus HomeCare Corp
(d)
122,400 $ 11,360
Amedisys Inc
(d)
115,700 13,867
Aveanna Healthcare Holdings Inc
(d)
596,400 1,264
LifeStance Health Group Inc
(d),(e)
939,100 5,597
Syneos Health Inc
(d)
199,200 15,765
Teladoc Health Inc
(d)
42,600 1,570
$ 49,423
Holding Companies - Diversified - 0 .00%
Cazoo Group Ltd - Warrants
(d)
95,725 8
Home Builders - 1 .14%
Taylor Morrison Home Corp
(d)
495,400 14,218
Insurance - 1 .72%
CNO Financial Group Inc 277,100 5,196
Hanover Insurance Group Inc/The 98,500 13,442
Reinsurance Group of America Inc 24,400 2,825
$ 21,463
Internet - 0 .57%
Lulu's Fashion Lounge Holdings Inc
(d)
392,900 2,200
Revolve Group Inc
(d)
173,900 4,925
$ 7,125
Iron & Steel - 0 .88%
Commercial Metals Co 278,200 11,022
Leisure Products & Services - 1 .05%
Life Time Group Holdings Inc
(d)
760,700 11,030
Lindblad Expeditions Holdings Inc
(d)
264,700 2,091
$ 13,121
Lodging - 0 .17%
Sonder Holdings Inc
(d)
1,330,545 2,062
Machinery - Diversified - 1 .79%
Chart Industries Inc
(d)
77,400 15,100
Zurn Elkay Water Solutions Corp 250,400 7,249
$ 22,349
Media - 0 .94%
World Wrestling Entertainment Inc 169,000 11,713
Mining - 0 .53%
Alcoa Corp 80,890 4,116
Piedmont Lithium Inc
(d),(e)
53,900 2,437
$ 6,553
Miscellaneous Manufacturers - 0 .74%
Hillenbrand Inc 198,800 9,185
Oil & Gas - 3 .29%
California Resources Corp 346,200 15,530
PDC Energy Inc 234,400 15,398
Pioneer Natural Resources Co 42,510 10,073
$ 41,001
Oil & Gas Services - 1 .82%
ChampionX Corp 617,200 12,893
NexTier Oilfield Solutions Inc
(d)
977,900 9,750
$ 22,643
Packaging & Containers - 0 .60%
Graphic Packaging Holding Co 338,300 7,527
Pharmaceuticals - 1 .11%
Collegium Pharmaceutical Inc
(d)
338,500 5,819
Dexcom Inc
(d)
58,000 4,760
PMV Pharmaceuticals Inc
(d),(e)
220,800 3,301
$ 13,880
REITs - 7 .16%
Agree Realty Corp 246,100 19,587
Cousins Properties Inc 401,201 12,377
First Industrial Realty Trust Inc 316,440 16,439
Ladder Capital Corp 552,100 6,559
Pebblebrook Hotel Trust 893,836 17,483
Rexford Industrial Realty Inc 256,300 16,765
$ 89,210
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail - 5 .50%
BJ's Wholesale Club Holdings Inc
(d)
221,851 $ 15,019
Bloomin' Brands Inc 362,600 7,393
Caleres Inc 550,800 13,671
Petco Health & Wellness Co Inc
(d),(e)
352,973 4,913
Portillo's Inc
(d),(e)
252,100 5,755
Rush Enterprises Inc - Class A 209,600 10,101
Sally Beauty Holdings Inc
(d)
473,200 6,048
World Fuel Services Corp 202,700 5,619
$ 68,519
Savings & Loans - 0 .58%
Provident Financial Services Inc 296,800 7,230
Semiconductors - 2 .75%
Allegro MicroSystems Inc
(d)
487,800 12,112
Entegris Inc 109,640 12,050
SiTime Corp
(d)
54,200 10,080
$ 34,242
Software - 6 .82%
Aspen Technology Inc
(d)
25,116 5,126
Bentley Systems Inc 72,200 2,859
Concentrix Corp 93,000 12,440
DigitalOcean Holdings Inc
(d)
187,100 7,667
DoubleVerify Holdings Inc
(d)
196,947 4,516
Doximity Inc
(d),(e)
123,500 5,227
Jamf Holding Corp
(d)
150,000 3,666
Manhattan Associates Inc
(d)
109,000 15,333
Privia Health Group Inc
(d)
324,000 11,917
Signify Health Inc
(d)
423,900 7,253
Sophia Genetics SA
(d),(e)
198,400 684
Sprout Social Inc
(d)
159,400 8,305
$ 84,993
Telecommunications - 0 .45%
Credo Technology Group Holding Ltd
(d)
349,995 5,618
Transportation - 1 .06%
Atlas Air Worldwide Holdings Inc
(d)
76,700 5,807
Hub Group Inc
(d)
97,400 7,441
$ 13,248
TOTAL COMMON STOCKS $ 1,223,374
Total Investments $ 1,267,320
Other Assets and Liabilities -  (1.69)% (21,085)
TOTAL NET ASSETS - 100.00% $ 1,246,235
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $20,888 or 1.68% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $20,666 or 1.66% of net assets.

Schedule of Investments
SmallCap Fund
July 31, 2022 (unaudited)
See accompanying notes.

Portfolio Summary  (unaudited)
Sector Percent
Financial 24 .21%
Consumer, Non-cyclical 20 .31%
Industrial 14 .61%
Consumer, Cyclical 13 .41%
Technology 11 .83%
Energy 5 .49%
Utilities 3 .78%
Money Market Funds 3 .53%
Basic Materials 2 .56%
Communications 1 .96%
Diversified 0 .00%
Other Assets and Liabilities
( 1 .69 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales July 31, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 1.14% $ 72,953 $ 563,176 $ 600,821 $ 35,308
$ 72,953 $ 563,176 $ 600,821 $ 35,308
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 1.14% $ 53 $ — $ — $ —
$ 53 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
SmallCap Growth Fund I
July 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 6 .19 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .19%
iShares Russell 2000 Growth ETF 19,500 $ 4,478
Money Market Funds - 6 .00%
BlackRock Liquidity FedFund - Institutional
Class 1.88%
(a),(b)
17,589,882 17,590
Principal Government Money Market Fund -
Institutional Class 1.14%
(a),(b),(c)
124,039,393 124,039
$ 141,629
TOTAL INVESTMENT COMPANIES $ 146,107
COMMON STOCKS - 95 .34 % Shares Held Value (000's)
Advertising - 0 .00%
AdTheorent Holding Co Inc
(d),(e)
2,394 $ 7
Boston Omaha Corp
(d)
171 4
Entravision Communications Corp 6,693 36
Quotient Technology Inc
(d)
1,535 4
Stagwell Inc
(d)
914 6
$ 57
Aerospace & Defense - 0 .71%
Aerojet Rocketdyne Holdings Inc
(d)
9,263 405
AeroVironment Inc
(d)
3,606 312
AEye Inc
(d)
3,944 9
Curtiss-Wright Corp 62,290 8,935
Joby Aviation Inc
(d),(e)
35,420 196
Kratos Defense & Security Solutions Inc
(d)
469,742 6,760
Momentus Inc
(d)
2,898 5
Moog Inc 743 64
Redwire Corp
(d)
425 1
Rocket Lab USA Inc
(d)
33,085 154
$ 16,841
Agriculture - 0 .14%
22nd Century Group Inc
(d)
25,126 42
Benson Hill Inc
(d),(e)
12,973 42
Local Bounti Corp
(d),(e)
2,800 11
Turning Point Brands Inc 2,374 57
Vector Group Ltd 3,192 35
Vital Farms Inc
(d)
262,761 3,101
$ 3,288
Airlines - 0 .28%
Allegiant Travel Co
(d)
19,135 2,206
Frontier Group Holdings Inc
(d),(e)
5,791 84
Sun Country Airlines Holdings Inc
(d)
212,183 4,280
$ 6,570
Apparel - 0 .08%
Crocs Inc
(d)
9,416 675
Ermenegildo Zegna Holditalia SpA
(e)
1,596 18
Kontoor Brands Inc 8,750 319
Oxford Industries Inc 1,667 159
Rocky Brands Inc 57 2
Steven Madden Ltd 12,248 388
Torrid Holdings Inc
(d),(e)
1,324 5
Wolverine World Wide Inc 12,417 279
$ 1,845
Automobile Manufacturers - 0 .18%
Blue Bird Corp
(d)
2,711 30
Canoo Inc
(d),(e)
17,951 62
Fisker Inc
(d),(e)
369,341 3,538
Hyzon Motors Inc
(d),(e)
13,628 55
Lightning eMotors Inc
(d),(e)
5,846 21
Mullen Automotive Inc
(d),(e)
2,265 2
Nikola Corp
(d),(e)
45,302 282
Wabash National Corp 6,558 118
Workhorse Group Inc
(d),(e)
21,150 69
Xos Inc
(d),(e)
8,172 15
$ 4,192
Automobile Parts & Equipment - 1 .11%
Aeva Technologies Inc
(d),(e)
969 3
American Axle & Manufacturing Holdings Inc
(d)
912 8
Cepton Inc
(d)
979 1
Dorman Products Inc
(d)
4,090 413
COMMON STOCKS (continued) Shares Held Value (000’s)
Automobile Parts & Equipment (continued)
Douglas Dynamics Inc 3,492 $ 111
Fox Factory Holding Corp
(d)
149,917 14,191
Gentherm Inc
(d)
5,142 332
Holley Inc
(d)
7,979 64
indie Semiconductor Inc
(d)
15,481 112
Luminar Technologies Inc
(d),(e)
37,039 250
Meritor Inc
(d)
10,898 397
Microvast Holdings Inc
(d)
15,772 42
Miller Industries Inc/TN 88 2
Proterra Inc
(d),(e)
15,712 85
Shyft Group Inc/The 5,359 139
Solid Power Inc
(d)
3,480 22
Tenneco Inc
(d)
12,806 242
Titan International Inc
(d)
7,940 133
Visteon Corp
(d)
74,891 9,555
XPEL Inc
(d)
3,343 205
$ 26,307
Banks - 2 .27%
BancFirst Corp 1,837 197
Bancorp Inc/The
(d)
5,094 125
Bank of NT Butterfield & Son Ltd/The 445 15
BayCom Corp 145 3
Bridgewater Bancshares Inc
(d)
660 12
Cadence Bank 1,681 44
Coastal Financial Corp/WA
(d)
1,620 67
Customers Bancorp Inc
(d)
143,690 5,488
Eastern Bankshares Inc 5,168 105
Esquire Financial Holdings Inc 919 33
Farmers & Merchants Bancorp Inc/Archbold OH 566 17
First BanCorp/Puerto Rico 2,253 34
First Financial Bankshares Inc 310,637 13,724
First Guaranty Bancshares Inc 88 2
Five Star Bancorp 662 18
FVCBankcorp Inc
(d)
96 2
Glacier Bancorp Inc 2,244 112
Lakeland Financial Corp 3,493 272
Live Oak Bancshares Inc 4,020 151
Metrocity Bankshares Inc 658 14
Metropolitan Bank Holding Corp
(d)
112 8
National Bank Holdings Corp 309 13
Nicolet Bankshares Inc
(d)
205 16
Pathward Financial Inc 1,245 42
Prosperity Bancshares Inc 320,088 23,715
ServisFirst Bancshares Inc 7,785 665
Silvergate Capital Corp
(d)
38,456 3,588
Stock Yards Bancorp Inc 3,746 259
Third Coast Bancshares Inc
(d)
114 2
Triumph Bancorp Inc
(d)
59,712 4,338
Veritex Holdings Inc 1,158 36
Walker & Dunlop Inc 3,311 373
West BanCorp Inc 498 13
Westamerica BanCorp 1,012 61
$ 53,564
Beverages - 0 .19%
BRC Inc
(d),(e)
3,984 37
Celsius Holdings Inc
(d)
29,243 2,601
Coca-Cola Consolidated Inc 731 375
Duckhorn Portfolio Inc/The
(d)
5,733 105
MGP Ingredients Inc 2,179 229
National Beverage Corp 3,666 199
Vintage Wine Estates Inc
(d)
628 5
Vita Coco Co Inc/The
(d),(e)
4,327 52
Zevia PBC
(d),(e)
293,158 997
$ 4,600
Biotechnology - 6 .80%
Aadi Bioscience Inc
(d)
2,248 28
Abcam PLC ADR
(d)
415,220 6,203
ACADIA Pharmaceuticals Inc
(d)
284,606 4,181
ADC Therapeutics SA
(d)
184,613 1,368

Schedule of Investments
SmallCap Growth Fund I
July 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
ADMA Biologics Inc
(d),(e)
12,888 $ 28
Affimed NV
(d)
20,879 59
Agenus Inc
(d)
41,981 108
Akero Therapeutics Inc
(d)
289 3
Albireo Pharma Inc
(d)
2,672 56
Alpine Immune Sciences Inc
(d)
1,043 8
Amicus Therapeutics Inc
(d)
42,783 426
AN2 Therapeutics Inc
(d),(e)
164 1
Anavex Life Sciences Corp
(d),(e)
10,589 109
ANI Pharmaceuticals Inc
(d)
113,002 3,870
Apellis Pharmaceuticals Inc
(d)
14,106 794
Arbutus Biopharma Corp
(d)
9,008 21
Arcturus Therapeutics Holdings Inc
(d)
3,286 58
Arcutis Biotherapeutics Inc
(d)
5,435 132
Arrowhead Pharmaceuticals Inc
(d)
162,921 6,929
Atara Biotherapeutics Inc
(d)
1,212 4
Aura Biosciences Inc
(d),(e)
2,844 41
Aurinia Pharmaceuticals Inc
(d)
20,811 170
Avid Bioservices Inc
(d)
9,478 186
Axsome Therapeutics Inc
(d)
4,458 172
Beam Therapeutics Inc
(d)
9,861 621
BioCryst Pharmaceuticals Inc
(d)
19,855 219
Biohaven Pharmaceutical Holding Co Ltd
(d)
117,217 17,117
Blueprint Medicines Corp
(d)
224,165 11,445
Bridgebio Pharma Inc
(d)
10,080 87
Cassava Sciences Inc
(d),(e)
5,920 97
Celldex Therapeutics Inc
(d)
1,510 46
Celularity Inc
(d),(e)
2,327 7
Cerevel Therapeutics Holdings Inc
(d)
8,432 222
Certara Inc
(d)
331,131 7,613
ChemoCentryx Inc
(d)
7,257 171
Crinetics Pharmaceuticals Inc
(d)
1,138 22
CTI BioPharma Corp
(d),(e)
2,697 18
Cytek Biosciences Inc
(d)
17,715 227
Cytokinetics Inc
(d)
107,170 4,537
Deciphera Pharmaceuticals Inc
(d)
2,001 25
Denali Therapeutics Inc
(d)
15,287 520
Dynavax Technologies Corp
(d)
18,361 264
Eiger BioPharmaceuticals Inc
(d)
5,703 50
Erasca Inc
(d),(e)
254,348 1,918
Esperion Therapeutics Inc
(d)
9,950 57
Evolus Inc
(d)
5,496 68
EyePoint Pharmaceuticals Inc
(d)
1,776 16
Fate Therapeutics Inc
(d)
76,403 2,333
FibroGen Inc
(d)
12,050 152
Geron Corp
(d)
38,687 74
Global Blood Therapeutics Inc
(d)
9,671 316
Gossamer Bio Inc
(d)
354,030 3,976
GreenLight Biosciences Holdings PBC
(d)
2,096 4
Halozyme Therapeutics Inc
(d)
21,055 1,030
HilleVax Inc
(d)
377 5
Humacyte Inc
(d)
2,635 9
IGM Biosciences Inc
(d),(e)
1,200 19
Imago Biosciences Inc
(d),(e)
229,694 3,698
ImmunityBio Inc
(d),(e)
9,795 38
ImmunoGen Inc
(d)
16,458 78
Inhibrx Inc
(d),(e)
4,531 79
Innoviva Inc
(d)
9,817 141
Insmed Inc
(d)
259,504 5,740
Intellia Therapeutics Inc
(d)
95,915 6,211
Intercept Pharmaceuticals Inc
(d),(e)
3,797 48
Intra-Cellular Therapies Inc
(d)
141,614 7,664
IVERIC bio Inc
(d)
18,127 194
Karuna Therapeutics Inc
(d)
37,619 4,899
Karyopharm Therapeutics Inc
(d)
11,823 50
Keros Therapeutics Inc
(d)
2,475 79
Kiniksa Pharmaceuticals Ltd
(d)
4,588 45
Krystal Biotech Inc
(d)
1,087 79
Legend Biotech Corp ADR
(d)
80,483 3,802
COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Lexicon Pharmaceuticals Inc
(d),(e)
4,668 $ 11
Ligand Pharmaceuticals Inc
(d)
290 27
Liquidia Corp
(d)
4,690 23
MeiraGTx Holdings plc
(d)
320 3
NeoGenomics Inc
(d)
1,177,846 11,920
NGM Biopharmaceuticals Inc
(d)
3,658 53
Oncternal Therapeutics Inc
(d),(f)
139 —
Organogenesis Holdings Inc
(d)
10,859 62
PepGen Inc
(d)
242 3
Phathom Pharmaceuticals Inc
(d)
3,492 32
Point Biopharma Global Inc
(d)
10,789 79
Praxis Precision Medicines Inc
(d)
442 2
Precigen Inc
(d)
14,353 23
Prothena Corp PLC
(d)
5,505 171
Provention Bio Inc
(d)
7,428 28
PTC Therapeutics Inc
(d)
8,242 359
Radius Health Inc
(d)
7,252 73
Rallybio Corp
(d),(e)
1,747 16
RAPT Therapeutics Inc
(d)
2,795 51
Recursion Pharmaceuticals Inc
(d)
382,761 3,238
Relay Therapeutics Inc
(d)
167,388 3,184
Replimune Group Inc
(d)
288,195 5,556
REVOLUTION Medicines Inc
(d)
1,445 33
Rigel Pharmaceuticals Inc
(d)
26,952 32
Sangamo Therapeutics Inc
(d)
1,002 4
Sorrento Therapeutics Inc
(d),(e)
8,517 22
SpringWorks Therapeutics Inc
(d)
1,053 31
Syndax Pharmaceuticals Inc
(d)
1,889 38
TG Therapeutics Inc
(d)
20,668 124
Theravance Biopharma Inc
(d)
8,892 78
Tobira Therapeutics Inc - Rights
(d),(f)
1,559 —
TransMedics Group Inc
(d)
89,049 3,596
Travere Therapeutics Inc
(d)
8,580 202
Turning Point Therapeutics Inc
(d)
825 62
Twist Bioscience Corp
(d)
6,054 265
Ultragenyx Pharmaceutical Inc
(d)
131,230 6,992
United Therapeutics Corp
(d)
22,308 5,155
Vaxart Inc
(d),(e)
3,810 14
Ventyx Biosciences Inc
(d),(e)
3,479 53
Vera Therapeutics Inc
(d)
1,952 34
Vericel Corp
(d)
7,323 238
Veru Inc
(d),(e)
10,082 122
Verve Therapeutics Inc
(d),(e)
839 21
Vir Biotechnology Inc
(d)
120,441 3,349
Viridian Therapeutics Inc
(d)
2,924 39
VistaGen Therapeutics Inc
(d)
24,369 4
Zentalis Pharmaceuticals Inc
(d)
139,729 4,080
$ 160,587
Building Materials - 1 .40%
AAON Inc 6,807 410
American Woodmark Corp
(d)
138 7
Apogee Enterprises Inc 3,449 143
AZEK Co Inc/The
(d)
564,454 11,673
Boise Cascade Co 1,284 91
Griffon Corp 3,639 109
Hayward Holdings Inc
(d)
752,005 8,776
JELD-WEN Holding Inc
(d)
4,951 88
Masonite International Corp
(d)
3,501 319
PGT Innovations Inc
(d)
9,149 200
Simpson Manufacturing Co Inc 85,908 8,873
SmartRent Inc
(d),(e)
18,463 104
Trex Co Inc
(d)
21,764 1,404
UFP Industries Inc 8,277 763
$ 32,960
Chemicals - 1 .64%
AdvanSix Inc 1,438 57
American Vanguard Corp 3,947 92
Amyris Inc
(d),(e)
3,257 6
Balchem Corp 4,945 671

Schedule of Investments
SmallCap Growth Fund I
July 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Chemicals (continued)
Cabot Corp 8,631 $ 641
Codexis Inc
(d)
9,498 65
Diversey Holdings Ltd
(d)
12,125 91
Element Solutions Inc 408,190 8,066
GCP Applied Technologies Inc
(d)
7,114 224
Hawkins Inc 1,847 73
HB Fuller Co 216,309 13,887
Ingevity Corp
(d)
6,040 405
Innospec Inc 3,259 332
Kronos Worldwide Inc 3,439 61
Lightwave Logic Inc
(d),(e)
17,342 185
Mativ Inc 557 12
Origin Materials Inc
(d)
10,120 60
Orion Engineered Carbons SA 9,387 162
Quaker Chemical Corp 75,413 12,233
Rogers Corp
(d)
2,912 784
Sensient Technologies Corp 6,152 529
Stepan Co 330 37
Terawulf Inc
(d)
1,126 2
$ 38,675
Coal - 0 .04%
Alpha Metallurgical Resources Inc 2,776 380
Arch Resources Inc 2,365 305
CONSOL Energy Inc
(d)
5,018 308
Ramaco Resources Inc 3,479 41
Warrior Met Coal Inc 890 28
$ 1,062
Commercial Services - 7 .95%
AirSculpt Technologies Inc
(d)
1,848 14
Alarm.com Holdings Inc
(d)
7,465 528
Alta Equipment Group Inc 586 7
AMN Healthcare Services Inc
(d)
6,940 780
Arlo Technologies Inc
(d)
13,196 93
ASGN Inc
(d)
7,787 808
Barrett Business Services Inc 1,010 82
Bright Horizons Family Solutions Inc
(d)
236,395 22,143
Brink's Co/The 7,203 410
Carriage Services Inc 2,090 76
Cass Information Systems Inc 328 12
CBIZ Inc
(d)
7,625 348
Chegg Inc
(d)
19,300 411
Cimpress PLC
(d)
2,740 110
Cipher Mining Inc
(d)
849 2
CompoSecure Inc
(d)
1,001 6
Core Scientific Inc
(d)
2,810 7
CorVel Corp
(d)
1,393 230
Coursera Inc
(d)
17,497 243
CRA International Inc 1,110 110
Cross Country Healthcare Inc
(d)
769 20
Custom Truck One Source Inc
(d)
2,692 17
Distribution Solutions Group Inc
(d)
672 33
Driven Brands Holdings Inc
(d)
420,667 12,780
European Wax Center Inc 302,769 6,334
EVERTEC Inc 9,327 364
Evo Payments Inc
(d)
825,040 22,557
First Advantage Corp
(d)
295,956 4,153
Forrester Research Inc
(d)
1,758 82
Franklin Covey Co
(d)
1,955 102
FTI Consulting Inc
(d)
76,121 12,450
Green Dot Corp
(d)
810 23
Hackett Group Inc/The 3,762 79
HealthEquity Inc
(d)
226,913 13,199
Herc Holdings Inc 145,807 18,083
Huron Consulting Group Inc
(d)
1,953 131
I3 Verticals Inc
(d)
3,421 93
ICF International Inc 2,013 190
Information Services Group Inc 2,414 18
Insperity Inc 118,041 12,954
John Wiley & Sons Inc 6,266 327
COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
Kforce Inc 3,165 $ 208
Korn Ferry 8,313 545
Legalzoom.com Inc
(d),(e)
15,199 159
LiveRamp Holdings Inc
(d)
129,358 3,442
MarketWise Inc
(d),(e)
543 2
Medifast Inc 1,765 297
Moneylion Inc
(d)
1,467 2
National Research Corp 2,223 84
Paya Holdings Inc
(d)
13,577 95
Payoneer Global Inc
(d)
33,588 179
Priority Technology Holdings Inc
(d)
2,675 12
PROG Holdings Inc
(d)
1,330 25
Progyny Inc
(d)
79,750 2,434
R1 RCM Inc
(d)
20,968 524
Redbox Entertainment Inc
(d),(e)
139 1
Remitly Global Inc
(d)
13,052 124
Rent the Runway Inc
(d),(e)
7,253 32
Rent-A-Center Inc/TX 8,238 194
Sabre Corp
(d)
10,373 64
Shift4 Payments Inc
(d)
287,431 10,471
ShotSpotter Inc
(d)
1,388 47
SP Plus Corp
(d)
3,604 124
Sterling Check Corp
(d)
3,422 67
StoneCo Ltd
(d)
22,361 214
Stride Inc
(d)
6,299 282
Terminix Global Holdings Inc
(d)
403,809 18,050
Textainer Group Holdings Ltd 990 34
Transcat Inc
(d)
1,108 69
TriNet Group Inc
(d)
109,416 9,026
Udemy Inc
(d)
11,196 134
Universal Technical Institute Inc
(d)
5,028 40
Vivint Smart Home Inc
(d)
3,615 17
Wejo Group Ltd
(d)
3,425 5
WEX Inc
(d)
59,713 9,925
Willdan Group Inc
(d)
165 5
ZipRecruiter Inc
(d)
12,399 217
$ 187,559
Computers - 3 .57%
Cantaloupe Inc
(d)
5,440 33
Cerberus Cyber Sentinel Corp
(d),(e)
7,090 23
Corsair Gaming Inc
(d),(e)
3,325 47
Diebold Nixdorf Inc
(d)
8,579 28
ExlService Holdings Inc
(d)
5,026 846
Genpact Ltd 690,744 33,211
Grid Dynamics Holdings Inc
(d)
7,544 142
Insight Enterprises Inc
(d)
4,109 384
Integral Ad Science Holding Corp
(d)
1,848 17
IronNet Inc
(d),(e)
10,081 22
KnowBe4 Inc
(d)
11,302 161
Markforged Holding Corp
(d)
2,187 5
Maximus Inc 8,999 602
Mitek Systems Inc
(d)
6,087 66
NextNav Inc
(d),(e)
7,285 20
OneSpan Inc
(d)
2,203 24
PAR Technology Corp
(d)
1,545 64
Ping Identity Holding Corp
(d)
207,149 3,553
Qualys Inc
(d)
6,057 741
Rapid7 Inc
(d)
288,208 18,437
Rimini Street Inc
(d)
7,703 54
Super Micro Computer Inc
(d)
191,361 10,336
Telos Corp
(d)
8,359 66
Tenable Holdings Inc
(d)
72,571 2,805
TTEC Holdings Inc 2,927 214
Unisys Corp
(d)
7,626 105
Varonis Systems Inc
(d)
482,001 12,257
Velo3D Inc
(d),(e)
8,419 27
Vuzix Corp
(d),(e)
8,026 66
$ 84,356

Schedule of Investments
SmallCap Growth Fund I
July 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Consumer Products - 0 .04%
Central Garden & Pet Co
(d)
549 $ 24
Central Garden & Pet Co - A Shares
(d)
2,262 92
Helen of Troy Ltd
(d)
3,690 494
Leafly Holdings Inc
(d),(e)
489 3
WD-40 Co 2,122 376
$ 989
Cosmetics & Personal Care - 0 .03%
Beauty Health Co/The
(d)
13,748 183
elf Beauty Inc
(d)
7,513 252
Inter Parfums Inc 2,787 233
$ 668
Distribution & Wholesale - 2 .07%
Avient Corp 187,852 8,106
Global Industrial Co 1,469 52
H&E Equipment Services Inc 42,698 1,526
Hudson Technologies Inc
(d)
6,693 60
IAA Inc
(d)
551,637 20,813
Leslie's Inc
(d)
372,289 5,644
SiteOne Landscape Supply Inc
(d)
89,643 12,490
ThredUp Inc
(d)
1,315 3
Veritiv Corp
(d)
2,262 281
$ 48,975
Diversified Financial Services - 2 .01%
Applied Blockchain Inc
(d)
1,171 2
Artisan Partners Asset Management Inc 6,091 242
Associated Capital Group Inc 36 1
Atlanticus Holdings Corp
(d)
414 16
B Riley Financial Inc 3,151 162
Blucora Inc
(d)
7,312 146
Brightsphere Investment Group Inc 4,631 88
Brookfield Business Corp 3,564 81
Cohen & Steers Inc 3,942 291
Columbia Financial Inc
(d)
1,822 37
Cryptyde Inc
(d)
1,653 2
Curo Group Holdings Corp 2,596 19
Diamond Hill Investment Group Inc 469 90
Federated Hermes Inc 13,623 465
Flywire Corp
(d)
8,578 201
Focus Financial Partners Inc
(d)
9,003 364
GAMCO Investors Inc 645 13
GCM Grosvenor Inc 5,723 45
Hamilton Lane Inc 5,479 414
Hannon Armstrong Sustainable Infrastructure
Capital Inc
38,695 1,396
Houlihan Lokey Inc 179,983 15,219
International Money Express Inc
(d)
5,044 121
LendingClub Corp
(d)
785 11
LendingTree Inc
(d)
1,630 74
Manning & Napier Inc 916 12
Moelis & Co 183,947 8,568
NerdWallet Inc
(d),(e)
3,976 35
Perella Weinberg Partners 6,665 47
PJT Partners Inc 3,725 266
Pzena Investment Management Inc 2,496 24
Sculptor Capital Management Inc 1,889 19
Silvercrest Asset Management Group Inc 1,445 26
StepStone Group Inc 339,979 9,057
Stifel Financial Corp 160,816 9,618
StoneX Group Inc
(d)
244 21
Velocity Financial Inc
(d)
126 2
Victory Capital Holdings Inc 724 20
Virtus Investment Partners Inc 116 24
WisdomTree Investments Inc 21,135 110
World Acceptance Corp
(d)
439 49
$ 47,398
Electric - 0 .22%
Altus Power Inc
(d)
2,058 16
Ameresco Inc
(d)
64,018 3,663
Clearway Energy Inc - Class A 5,405 187
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
Clearway Energy Inc - Class C 12,728 $ 478
FTC Solar Inc
(d)
6,430 32
MGE Energy Inc 2,412 196
Ormat Technologies Inc 3,935 341
Otter Tail Corp 2,848 200
Via Renewables Inc 1,608 13
$ 5,126
Electrical Components & Equipment - 1 .57%
Belden Inc 3,631 235
Blink Charging Co
(d),(e)
5,734 121
Energizer Holdings Inc 10,348 306
EnerSys 735 48
ESS Tech Inc
(d)
11,307 43
Insteel Industries Inc 2,906 91
Littelfuse Inc 78,859 21,992
Novanta Inc
(d)
92,343 14,239
$ 37,075
Electronics - 0 .64%
Advanced Energy Industries Inc 5,832 522
Akoustis Technologies Inc
(d),(e)
7,648 33
Allied Motion Technologies Inc 1,839 50
Atkore Inc
(d)
6,674 663
Badger Meter Inc 4,542 437
Berkshire Grey Inc
(d)
7,289 13
Brady Corp 5,651 270
Charge Enterprises Inc
(d),(e)
16,778 51
CTS Corp 4,921 200
CyberOptics Corp
(d)
1,114 45
Enovix Corp
(d)
16,879 225
FARO Technologies Inc
(d)
205 7
Identiv Inc
(d)
3,444 47
II-VI Inc
(d)
59,191 3,116
Itron Inc
(d)
570 33
Mesa Laboratories Inc 782 167
MicroVision Inc
(d),(e)
25,692 132
Napco Security Technologies Inc
(d)
4,560 117
OSI Systems Inc
(d)
274 26
Plexus Corp
(d)
3,640 342
Stoneridge Inc
(d)
664 12
Turtle Beach Corp
(d)
1,863 24
Vicor Corp
(d)
3,419 249
Woodward Inc 80,277 8,405
$ 15,186
Energy - Alternate Sources - 0 .08%
Archaea Energy Inc
(d)
2,988 49
Array Technologies Inc
(d)
23,392 394
Energy Vault Holdings Inc
(d),(e)
3,906 17
Fluence Energy Inc
(d),(e)
5,575 76
FuelCell Energy Inc
(d)
41,559 149
Heliogen Inc
(d),(e)
2,856 7
Infrastructure and Energy Alternatives Inc
(d)
4,719 67
Montauk Renewables Inc
(d)
9,993 120
Shoals Technologies Group Inc
(d)
17,354 410
Stem Inc
(d),(e)
21,153 240
SunPower Corp
(d)
12,697 259
TPI Composites Inc
(d)
5,678 93
$ 1,881
Engineering & Construction - 1 .21%
908 Devices Inc
(d),(e)
77,481 1,744
Atlas Technical Consultants Inc
(d)
1,856 13
Comfort Systems USA Inc 5,502 581
Construction Partners Inc
(d)
6,191 147
Dycom Industries Inc
(d)
4,481 462
EMCOR Group Inc 7,866 915
Exponent Inc 69,948 7,029
Fluor Corp
(d)
20,164 512
Great Lakes Dredge & Dock Corp
(d)
2,476 32
IES Holdings Inc
(d)
930 31
Latham Group Inc
(d)
6,821 38

Schedule of Investments
SmallCap Growth Fund I
July 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Engineering & Construction (continued)
MYR Group Inc
(d)
2,597 $ 247
NV5 Global Inc
(d)
71,402 9,683
Primoris Services Corp 443 10
Sterling Infrastructure Inc
(d)
3,823 98
TopBuild Corp
(d)
33,611 7,116
$ 28,658
Entertainment - 1 .77%
Accel Entertainment Inc
(d)
9,117 110
Churchill Downs Inc 117,190 24,586
Cinemark Holdings Inc
(d)
178,846 3,278
Everi Holdings Inc
(d)
525,778 10,100
Golden Entertainment Inc
(d)
3,175 139
IMAX Corp
(d)
4,586 77
International Game Technology PLC 3,466 66
Liberty Media Corp-Liberty Braves - A Shares
(d),(e)
1,556 45
Liberty Media Corp-Liberty Braves - C Shares
(d)
5,847 162
Monarch Casino & Resort Inc
(d)
2,066 133
NEOGAMES SA
(d)
2,040 31
RCI Hospitality Holdings Inc 1,273 73
Red Rock Resorts Inc 3,761 148
Reservoir Media Inc
(d)
2,865 19
Rush Street Interactive Inc
(d)
9,425 52
SeaWorld Entertainment Inc
(d)
56,589 2,701
$ 41,720
Environmental Control - 2 .24%
Casella Waste Systems Inc
(d)
54,841 4,439
Energy Recovery Inc
(d)
8,658 192
Evoqua Water Technologies Corp
(d)
18,254 696
Li-Cycle Holdings Corp
(d),(e)
7,860 57
Montrose Environmental Group Inc
(d)
132,209 5,304
Pure Cycle Corp
(d)
2,949 31
PureCycle Technologies Inc
(d),(e)
13,058 99
Tetra Tech Inc 95,354 14,615
Waste Connections Inc 205,524 27,411
$ 52,844
Food - 1 .62%
Beyond Meat Inc
(d),(e)
9,526 305
Calavo Growers Inc 2,679 108
Cal-Maine Foods Inc 5,419 277
Chefs' Warehouse Inc/The
(d)
300,376 10,396
Grocery Outlet Holding Corp
(d)
163,630 6,990
J & J Snack Foods Corp 2,360 320
John B Sanfilippo & Son Inc 850 64
Krispy Kreme Inc
(e)
2,934 42
Lancaster Colony Corp 2,551 338
Mission Produce Inc
(d)
695 10
Natural Grocers by Vitamin Cottage Inc 1,275 21
Simply Good Foods Co/The
(d)
550,920 17,971
Sprouts Farmers Market Inc
(d)
17,027 470
SunOpta Inc
(d)
14,122 124
Tattooed Chef Inc
(d),(e)
7,157 45
Tootsie Roll Industries Inc 2,018 71
United Natural Foods Inc
(d)
627 26
Utz Brands Inc 39,622 667
$ 38,245
Food Service - 0 .01%
Healthcare Services Group Inc 5,522 79
Sovos Brands Inc
(d)
3,063 44
$ 123
Forest Products & Paper - 0 .01%
Sylvamo Corp 5,169 203
Gas - 0 .04%
Brookfield Infrastructure Corp 15,196 696
Chesapeake Utilities Corp 1,516 208
New Jersey Resources Corp 1,197 55
Southwest Gas Holdings Inc 933 81
$ 1,040
COMMON STOCKS (continued) Shares Held Value (000’s)
Hand & Machine Tools - 0 .46%
Cadre Holdings Inc
(e)
2,564 $ 60
Enerpac Tool Group Corp 9,449 192
Franklin Electric Co Inc 7,154 650
Luxfer Holdings PLC 1,724 28
MSA Safety Inc 77,597 9,959
$ 10,889
Healthcare - Products - 8 .74%
Adaptive Biotechnologies Corp
(d)
849 8
Akoya Biosciences Inc
(d)
2,314 33
Alphatec Holdings Inc
(d)
9,787 74
Artivion Inc
(d)
5,132 101
AtriCure Inc
(d)
352,189 17,402
Atrion Corp 215 145
Axogen Inc
(d)
6,293 59
Axonics Inc
(d)
7,288 473
BioLife Solutions Inc
(d)
383 7
Bruker Corp 183,970 12,611
Cardiovascular Systems Inc
(d)
3,349 52
CareDx Inc
(d)
7,901 188
Cerus Corp
(d)
26,773 145
CONMED Corp 4,379 427
Cutera Inc
(d)
127,942 5,939
CVRx Inc
(d)
88,627 783
Establishment Labs Holdings Inc
(d),(e)
215,529 12,779
Glaukos Corp
(d)
7,100 382
Haemonetics Corp
(d)
95,337 6,625
Hanger Inc
(d)
5,875 109
Inari Medical Inc
(d)
284,486 22,070
Inogen Inc
(d)
186 5
Inspire Medical Systems Inc
(d)
4,222 882
Integer Holdings Corp
(d)
73,019 5,103
iRadimed Corp 1,095 46
iRhythm Technologies Inc
(d)
90,681 14,022
Lantheus Holdings Inc
(d)
171,279 13,140
LeMaitre Vascular Inc 3,025 152
LivaNova PLC
(d)
6,357 405
Meridian Bioscience Inc
(d)
6,671 211
Merit Medical Systems Inc
(d)
155,616 8,945
NanoString Technologies Inc
(d)
6,458 83
Neogen Corp
(d)
15,436 357
Nevro Corp
(d)
85,151 3,691
NuVasive Inc
(d)
8,125 427
Omnicell Inc
(d)
6,814 750
OrthoPediatrics Corp
(d)
188,992 8,930
Owlet Inc
(d)
2,459 5
Paragon 28 Inc
(d),(e)
7,154 136
Patterson Cos Inc 10,644 331
PROCEPT BioRobotics Corp
(d),(e)
3,974 152
Pulmonx Corp
(d)
5,307 90
Quanterix Corp
(d)
675 11
Repligen Corp
(d)
49,752 10,615
RxSight Inc
(d),(e)
2,995 45
SeaSpine Holdings Corp
(d)
264,057 1,568
Shockwave Medical Inc
(d)
5,525 1,165
SI-BONE Inc
(d)
471,341 6,335
Silk Road Medical Inc
(d)
203,822 9,276
SomaLogic Inc
(d),(e)
2,838 14
STAAR Surgical Co
(d)
7,441 600
Surmodics Inc
(d)
2,117 74
Tactile Systems Technology Inc
(d)
1,017 8
Tandem Diabetes Care Inc
(d)
250,760 16,603
Teleflex Inc 44,219 10,633
Tenon Medical Inc
(d)
549 1
Treace Medical Concepts Inc
(d)
644,744 10,910
Utah Medical Products Inc 494 45
Vicarious Surgical Inc
(d)
8,468 33
ViewRay Inc
(d)
20,360 62
Zynex Inc 3,489 30
$ 206,303

Schedule of Investments
SmallCap Growth Fund I
July 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Services - 1 .68%
23andMe Holding Co
(d),(e)
11,383 $ 32
Accolade Inc
(d)
722,591 6,677
Addus HomeCare Corp
(d)
944 88
Agiliti Inc
(d)
4,259 93
agilon health Inc
(d)
473,270 11,846
Babylon Holdings Ltd/Jersey
(d)
16,262 16
Cano Health Inc
(d)
25,117 153
Charles River Laboratories International Inc
(d)
17,496 4,383
Clover Health Investments Corp
(d),(e)
59,224 166
DocGo Inc
(d),(e)
463,057 3,580
Encompass Health Corp 156,598 7,927
Ensign Group Inc/The 8,359 666
Innovage Holding Corp
(d)
332 1
Joint Corp/The
(d)
2,185 37
LHC Group Inc
(d)
4,629 755
LifeStance Health Group Inc
(d)
713 4
Medpace Holdings Inc
(d)
4,276 725
ModivCare Inc
(d)
612 61
Nano-X Imaging Ltd
(d),(e)
564 7
Oncology Institute Inc/The
(d)
2,804 18
P3 Health Partners Inc
(d),(e)
2,366 12
Pennant Group Inc/The
(d)
4,051 54
RadNet Inc
(d)
7,597 156
Science 37 Holdings Inc
(d)
8,405 17
Select Medical Holdings Corp 14,213 421
Surgery Partners Inc
(d)
5,444 214
Thorne HealthTech Inc
(d)
269,817 1,401
US Physical Therapy Inc 1,996 259
$ 39,769
Holding Companies - Diversified - 0 .00%
Professional Holding Corp
(d)
144 3
Home Builders - 0 .61%
Cavco Industries Inc
(d)
1,425 367
Century Communities Inc 306 16
Dream Finders Homes Inc
(d)
3,253 42
Forestar Group Inc
(d)
737 10
Green Brick Partners Inc
(d)
1,199 32
Hovnanian Enterprises Inc
(d)
803 39
Installed Building Products Inc 3,765 382
KB Home 2,238 73
LCI Industries 3,856 521
LGI Homes Inc
(d)
206 23
M/I Homes Inc
(d)
573 26
MDC Holdings Inc 2,301 84
Meritage Homes Corp
(d)
375 33
Skyline Champion Corp
(d)
199,588 12,634
Taylor Morrison Home Corp
(d)
2,225 64
Tri Pointe Homes Inc
(d)
1,325 25
$ 14,371
Home Furnishings - 0 .44%
Arhaus Inc
(d),(e)
232,717 1,282
Aterian Inc
(d),(e)
773 2
iRobot Corp
(d)
3,668 169
Lovesac Co/The
(d)
164,557 5,128
Purple Innovation Inc
(d),(e)
517 2
Sleep Number Corp
(d)
1,496 67
Sonos Inc
(d)
19,803 438
Vizio Holding Corp
(d),(e)
371,580 3,403
$ 10,491
Insurance - 1 .65%
BRP Group Inc
(d)
298,221 8,222
Doma Holdings Inc
(d)
1,963 1
eHealth Inc
(d)
1,023 8
Goosehead Insurance Inc
(e)
2,594 146
HCI Group Inc 1,122 77
Investors Title Co 34 5
Kinsale Capital Group Inc 3,360 817
NMI Holdings Inc
(d)
865 16
Palomar Holdings Inc
(d)
136,919 8,539
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
RLI Corp 6,060 $ 666
Ryan Specialty Holdings Inc
(d)
270,294 11,688
SiriusPoint Ltd
(d)
1,128 5
Trupanion Inc
(d)
138,524 8,732
Universal Insurance Holdings Inc 699 9
$ 38,931
Internet - 2 .46%
aka Brands Holding Corp
(d)
496 1
Allbirds Inc
(d)
3,706 19
Angi Inc
(d)
1,540,372 8,010
Arena Group Holdings Inc/The
(d),(e)
1,271 13
Cargurus Inc
(d)
15,836 385
CarParts.com Inc
(d)
7,881 63
Cars.com Inc
(d)
1,497 18
Cogent Communications Holdings Inc 233,303 14,886
Couchbase Inc
(d)
89,710 1,367
DHI Group Inc
(d)
5,607 27
Edgio Inc
(d)
19,668 50
ePlus Inc
(d)
3,170 176
Eventbrite Inc
(d)
10,503 98
EverQuote Inc
(d)
3,010 31
Figs Inc
(d)
16,839 178
Focus Universal Inc
(d)
2,748 38
Gambling.com Group Ltd
(d)
1,295 10
Groupon Inc
(d)
306 3
HealthStream Inc
(d)
212 5
Innovid Corp
(d)
2,956 8
Liquidity Services Inc
(d)
1,917 39
Lulu's Fashion Lounge Holdings Inc
(d)
874 5
MakeMyTrip Ltd
(d)
542,755 17,368
Marqeta Inc
(d)
67,354 646
MediaAlpha Inc
(d)
3,689 45
Nerdy Inc
(d)
8,428 22
Open Lending Corp
(d)
16,370 170
OptimizeRx Corp
(d)
2,746 62
Perficient Inc
(d)
101,766 10,739
Q2 Holdings Inc
(d)
8,670 381
QuinStreet Inc
(d)
473 5
RealReal Inc/The
(d)
2,085 5
Revolve Group Inc
(d)
6,337 179
Rover Group Inc
(d)
13,614 60
Shutterstock Inc 3,765 213
Squarespace Inc
(d)
1,217 26
Stitch Fix Inc
(d)
5,022 30
TechTarget Inc
(d)
4,255 277
Tucows Inc
(d)
1,540 71
Upwork Inc
(d)
18,603 345
Vivid Seats Inc
(e)
186,365 1,558
Yelp Inc
(d)
10,672 327
$ 57,959
Investment Companies - 0 .10%
Trinity Capital Inc
(e)
152,540 2,247
Iron & Steel - 0 .26%
ATI Inc
(d)
19,258 479
Carpenter Technology Corp 168,294 5,409
Commercial Metals Co 3,193 127
Schnitzer Steel Industries Inc 361 13
$ 6,028
Leisure Products & Services - 1 .88%
Acushnet Holdings Corp 1,507 73
Camping World Holdings Inc
(e)
5,974 162
Clarus Corp 398,675 8,220
F45 Training Holdings Inc
(d)
5,617 11
Life Time Group Holdings Inc
(d)
529,651 7,680
Lindblad Expeditions Holdings Inc
(d)
271,342 2,144
Malibu Boats Inc
(d)
3,221 201
Marine Products Corp 1,351 15
MasterCraft Boat Holdings Inc
(d)
2,839 67
OneSpaWorld Holdings Ltd
(d)
10,297 74

Schedule of Investments
SmallCap Growth Fund I
July 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Leisure Products & Services (continued)
OneWater Marine Inc
(d)
141 $ 5
Planet Fitness Inc
(d)
261,457 20,606
Virgin Galactic Holdings Inc
(d),(e)
16,857 125
Xponential Fitness Inc
(d)
776 12
YETI Holdings Inc
(d)
96,362 4,892
$ 44,287
Lodging - 1 .00%
Bluegreen Vacations Holding Corp 248 7
Century Casinos Inc
(d)
3,492 30
Choice Hotels International Inc 81,491 9,850
Full House Resorts Inc
(d)
1,326 8
Hilton Grand Vacations Inc
(d)
331,676 13,522
Sonder Holdings Inc
(d)
6,521 10
Target Hospitality Corp
(d),(e)
4,741 65
$ 23,492
Machinery - Construction & Mining - 0 .09%
Babcock & Wilcox Enterprises Inc
(d)
171,821 1,368
Bloom Energy Corp
(d)
25,263 511
Terex Corp 5,205 174
Transphorm Inc
(d),(e)
3,202 17
$ 2,070
Machinery - Diversified - 2 .92%
Alamo Group Inc 1,329 172
Albany International Corp 962 88
Altra Industrial Motion Corp 65,856 2,748
Applied Industrial Technologies Inc 5,941 598
Cactus Inc 385,412 16,029
Chart Industries Inc
(d)
91,296 17,811
CIRCOR International Inc
(d)
792 14
CSW Industrials Inc 2,328 278
Gorman-Rupp Co/The 619 19
GrafTech International Ltd 30,569 235
IDEX Corp 21,366 4,460
Kadant Inc 1,803 368
Lindsay Corp 1,697 261
Middleby Corp/The
(d)
66,680 9,648
Mueller Water Products Inc - Class A 24,194 315
Sarcos Technology and Robotics Corp
(d),(e)
11,781 39
Tennant Co 1,276 85
Watts Water Technologies Inc 4,247 587
Zurn Elkay Water Solutions Corp 522,711 15,133
$ 68,888
Media - 0 .02%
Gray Television Inc 5,762 107
Sinclair Broadcast Group Inc 6,465 141
Thryv Holdings Inc
(d)
981 24
Value Line Inc 151 13
WideOpenWest Inc
(d)
4,776 88
$ 373
Metal Fabrication & Hardware - 0 .45%
Helios Technologies Inc 5,051 348
Janus International Group Inc
(d)
12,673 129
Mueller Industries Inc 3,128 211
Northwest Pipe Co
(d)
294 9
Omega Flex Inc 508 58
Proto Labs Inc
(d)
690 34
RBC Bearings Inc
(d)
639 151
Ryerson Holding Corp 144 4
Valmont Industries Inc 35,164 9,546
Xometry Inc
(d),(e)
5,243 199
$ 10,689
Mining - 0 .08%
5E Advanced Materials Inc
(d),(e)
5,012 82
Century Aluminum Co
(d)
8,061 64
Compass Minerals International Inc 5,324 198
Constellium SE
(d)
10,264 150
Dakota Gold Corp
(d)
7,884 35
Energy Fuels Inc/Canada
(d)
19,972 134
COMMON STOCKS (continued) Shares Held Value (000’s)
Mining (continued)
Hycroft Mining Holding Corp
(d)
19,742 $ 20
Kaiser Aluminum Corp 2,458 186
Livent Corp
(d)
25,148 626
Novagold Resources Inc
(d)
35,139 172
Piedmont Lithium Inc
(d)
750 34
United States Lime & Minerals Inc 244 25
Uranium Energy Corp
(d)
43,362 182
Ur-Energy Inc
(d)
29,666 35
$ 1,943
Miscellaneous Manufacturers - 1 .88%
Axon Enterprise Inc
(d)
97,776 10,774
Chase Corp 293 27
ESCO Technologies Inc 370 29
Fabrinet
(d)
5,730 550
Federal Signal Corp 9,271 385
Hillenbrand Inc 5,636 260
ITT Inc 122,980 9,227
John Bean Technologies Corp 199,075 22,358
LSB Industries Inc
(d)
4,922 68
Materion Corp 2,972 244
Myers Industries Inc 5,631 137
Sight Sciences Inc
(d)
303 3
Smith & Wesson Brands Inc 455 7
Sturm Ruger & Co Inc 2,427 160
Trinity Industries Inc 1,945 50
$ 44,279
Office & Business Equipment - 0 .00%
Pitney Bowes Inc 26,866 88
Office Furnishings - 0 .01%
HNI Corp 6,555 231
Interface Inc 7,371 107
$ 338
Oil & Gas - 2 .22%
Amplify Energy Corp
(d)
4,280 29
Battalion Oil Corp
(d)
374 4
Berry Corp 2,010 17
Borr Drilling Ltd
(d),(e)
9,550 37
Brigham Minerals Inc 7,913 210
Callon Petroleum Co
(d)
6,348 292
Centennial Resource Development Inc/DE
(d)
4,034 27
Chord Energy Corp 3,903 501
CNX Resources Corp
(d)
1,617 28
Comstock Resources Inc
(d)
14,224 227
Crescent Energy Co 5,063 74
CVR Energy Inc 4,589 154
Delek US Holdings Inc 10,937 292
Denbury Inc
(d)
7,880 567
Earthstone Energy Inc
(d),(e)
6,708 95
Empire Petroleum Corp
(d),(e)
1,011 11
Gulfport Energy Corp
(d)
1,847 170
Helmerich & Payne Inc 225,810 10,455
HighPeak Energy Inc
(e)
996 24
Kosmos Energy Ltd
(d)
70,051 444
Laredo Petroleum Inc
(d)
2,649 235
Magnolia Oil & Gas Corp 514,604 12,418
Matador Resources Co 376,790 21,771
Murphy Oil Corp 9,995 351
Nabors Industries Ltd
(d)
1,231 175
Noble Corp
(d)
1,053 32
Northern Oil and Gas Inc 29,762 858
Par Pacific Holdings Inc
(d)
7,588 125
Patterson-UTI Energy Inc 22,533 373
PBF Energy Inc
(d)
3,412 114
Ranger Oil Corp 3,301 126
Riley Exploration Permian Inc 1,017 27
Ring Energy Inc
(d)
5,228 15
SandRidge Energy Inc
(d)
4,932 92
SilverBow Resources Inc
(d)
1,822 82
Sitio Royalties Corp 1,811 53

Schedule of Investments
SmallCap Growth Fund I
July 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas (continued)
SM Energy Co 18,793 $ 776
Talos Energy Inc
(d)
10,264 194
Tellurian Inc
(d)
79,165 294
VAALCO Energy Inc 9,069 54
Valaris Ltd
(d)
9,454 474
Vertex Energy Inc
(d),(e)
7,426 101
W&T Offshore Inc
(d)
12,162 60
$ 52,458
Oil & Gas Services - 1 .31%
Aris Water Solution Inc 249,864 5,289
ChampionX Corp 823,030 17,193
DMC Global Inc
(d)
715 16
Liberty Energy Inc
(d)
22,151 315
MRC Global Inc
(d)
12,882 150
NexTier Oilfield Solutions Inc
(d)
27,250 272
Oceaneering International Inc
(d)
14,059 149
ProFrac Holding Corp
(d)
246,327 4,528
RPC Inc 11,535 94
Solaris Oilfield Infrastructure Inc 4,901 54
TETRA Technologies Inc
(d)
617,542 2,705
US Silica Holdings Inc
(d)
1,738 24
Weatherford International PLC
(d)
10,967 254
$ 31,043
Packaging & Containers - 0 .02%
Greif Inc - Class A 583 41
Greif Inc - Class B 117 8
Karat Packaging Inc
(d)
847 16
O-I Glass Inc
(d)
19,586 288
UFP Technologies Inc
(d)
1,061 86
$ 439
Pharmaceuticals - 3 .01%
AbCellera Biologics Inc
(d)
13,687 137
Aclaris Therapeutics Inc
(d)
9,282 143
Aduro Biotech
(d)
1,565 —
Aerie Pharmaceuticals Inc
(d)
6,179 43
Alector Inc
(d)
9,650 99
Alkermes PLC
(d)
306,510 7,847
Amneal Pharmaceuticals Inc
(d)
15,982 57
Amphastar Pharmaceuticals Inc
(d)
5,943 222
Amylyx Pharmaceuticals Inc
(d),(e)
334 9
Arvinas Inc
(d)
133,162 7,073
Ascendis Pharma A/S ADR
(d)
114,546 9,797
Beachbody Co Inc/The
(d)
2,610 3
BellRing Brands Inc
(d)
18,147 438
Catalyst Pharmaceuticals Inc
(d)
14,864 152
Chimerix Inc
(d)
8,679 19
Coherus Biosciences Inc
(d)
413,871 3,506
Collegium Pharmaceutical Inc
(d)
242,791 4,174
Corcept Therapeutics Inc
(d)
13,231 379
Dova Pharmaceuticals Inc
(d),(f)
1,117 —
Eagle Pharmaceuticals Inc/DE
(d)
1,610 64
Embecta Corp
(d)
7,690 226
Enanta Pharmaceuticals Inc
(d)
328 18
Foghorn Therapeutics Inc
(d),(e)
3,119 46
Gelesis Holdings Inc
(d)
866 1
Harmony Biosciences Holdings Inc
(d)
4,069 207
Herbalife Nutrition Ltd
(d)
10,206 249
Heron Therapeutics Inc
(d),(e)
15,925 44
Heska Corp
(d)
1,499 137
Ironwood Pharmaceuticals Inc
(d)
21,206 243
Madrigal Pharmaceuticals Inc
(d)
1,977 124
MannKind Corp
(d)
1,161,274 4,006
Mirum Pharmaceuticals Inc
(d)
2,466 62
Morphic Holding Inc
(d)
3,413 90
Neurocrine Biosciences Inc
(d)
133,477 12,564
Ocugen Inc
(d),(e)
33,249 86
Ocular Therapeutix Inc
(d)
412,830 1,850
Option Care Health Inc
(d)
22,289 749
Outlook Therapeutics Inc
(d)
18,888 21
COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
Owens & Minor Inc 1,331 $ 47
Pacira BioSciences Inc
(d)
97,744 5,528
PetIQ Inc
(d)
3,368 55
Phibro Animal Health Corp 2,984 58
Prometheus Biosciences Inc
(d)
4,542 194
Reata Pharmaceuticals Inc
(d)
84,039 2,579
Relmada Therapeutics Inc
(d)
3,096 79
Revance Therapeutics Inc
(d)
10,877 169
Senseonics Holdings Inc
(d),(e)
71,310 92
Seres Therapeutics Inc
(d)
10,938 45
SIGA Technologies Inc
(e)
7,310 126
Supernus Pharmaceuticals Inc
(d)
103,854 3,297
Tricida Inc
(d),(e)
969 9
USANA Health Sciences Inc
(d)
1,744 121
Vaxcyte Inc
(d)
8,179 189
Xeris Biopharma Holdings Inc
(d)
20,628 29
Y-mAbs Therapeutics Inc
(d)
227,272 3,543
$ 71,045
Pipelines - 0 .15%
Equitrans Midstream Corp 15,182 119
Excelerate Energy Inc 155,415 3,441
Golar LNG Ltd
(d)
844 19
Kinetik Holdings Inc 222 9
NextDecade Corp
(d),(e)
3,957 28
$ 3,616
Private Equity - 0 .16%
P10 Inc 316,550 3,745
Real Estate - 0 .07%
Compass Inc
(d)
40,441 154
Cushman & Wakefield PLC
(d)
24,666 414
Douglas Elliman Inc 791 5
eXp World Holdings Inc
(e)
10,645 158
Marcus & Millichap Inc 3,859 158
McGrath RentCorp 3,760 317
Newmark Group Inc 1,634 19
Offerpad Solutions Inc
(d)
10,606 22
Redfin Corp
(d)
16,296 142
RMR Group Inc/The 1,488 43
St Joe Co/The 5,349 225
$ 1,657
REITs - 0 .86%
Alexander's Inc 334 81
Bluerock Residential Growth REIT Inc 1,590 42
CareTrust REIT Inc 1,170 24
CatchMark Timber Trust Inc 4,996 56
CBL & Associates Properties Inc 644 20
Clipper Realty Inc 1,524 14
Community Healthcare Trust Inc 2,169 84
Corporate Office Properties Trust 2,064 58
EastGroup Properties Inc 78,526 13,392
Essential Properties Realty Trust Inc 1,886 46
Four Corners Property Trust Inc 1,146 34
Gladstone Commercial Corp 5,456 114
Gladstone Land Corp 2,714 74
Hersha Hospitality Trust
(d)
257 3
Industrial Logistics Properties Trust 514 5
Innovative Industrial Properties Inc 4,310 416
NexPoint Residential Trust Inc 3,303 220
Outfront Media Inc 22,719 419
PennyMac Mortgage Investment Trust 2,757 42
Phillips Edison & Co Inc 17,742 604
Postal Realty Trust Inc 1,562 26
Ryman Hospitality Properties Inc
(d)
32,260 2,856
Safehold Inc 2,088 89
Saul Centers Inc 1,646 86
Tanger Factory Outlet Centers Inc 15,734 256
Terreno Realty Corp 17,580 1,101
UMH Properties Inc 6,318 135

Schedule of Investments
SmallCap Growth Fund I
July 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Universal Health Realty Income Trust 1,991 $ 107
$ 20,404
Retail - 4 .83%
Arko Corp 13,179 120
Asbury Automotive Group Inc
(d)
999 172
Aspen Aerogels Inc
(d)
4,250 56
Beacon Roofing Supply Inc
(d)
5,912 355
Bed Bath & Beyond Inc
(d),(e)
8,904 45
BJ's Restaurants Inc
(d)
121,136 2,843
Bloomin' Brands Inc 9,973 203
Boot Barn Holdings Inc
(d)
4,581 285
Brinker International Inc
(d)
6,049 168
Buckle Inc/The 4,346 131
Build-A-Bear Workshop Inc 1,597 26
Caleres Inc 5,654 140
Casey's General Stores Inc 96,650 19,586
Cheesecake Factory Inc/The 7,722 226
Chico's FAS Inc
(d)
13,698 69
Children's Place Inc/The
(d)
1,326 58
Chuy's Holdings Inc
(d)
93,990 2,089
Citi Trends Inc
(d)
65 2
Cracker Barrel Old Country Store Inc 3,601 342
Dave & Buster's Entertainment Inc
(d)
6,664 249
Denny's Corp
(d)
6,664 65
Designer Brands Inc 6,524 94
Destination XL Group Inc
(d)
4,685 19
Dillard's Inc
(e)
669 152
Dine Brands Global Inc 2,138 152
Duluth Holdings Inc
(d)
919 9
EVgo Inc
(d),(e)
1,207 11
First Watch Restaurant Group Inc
(d)
144,928 2,408
FirstCash Holdings Inc 2,989 219
Five Below Inc
(d)
66,533 8,454
Floor & Decor Holdings Inc
(d)
82,810 6,672
Franchise Group Inc 3,988 131
Freshpet Inc
(d)
277,563 14,833
GMS Inc
(d)
6,713 356
Guess? Inc
(e)
5,283 100
Hibbett Inc 1,574 74
Jack in the Box Inc 76,420 5,284
Kura Sushi USA Inc
(d)
720 61
Lithia Motors Inc 35,593 9,442
MarineMax Inc
(d)
250 10
Murphy USA Inc 3,478 989
National Vision Holdings Inc
(d)
439,187 12,798
Noodles & Co
(d)
306,275 1,596
Nu Skin Enterprises Inc 3,187 139
ONE Group Hospitality Inc/The
(d)
3,575 30
Papa John's International Inc 3,692 354
Party City Holdco Inc
(d)
5,798 7
Patrick Industries Inc 341 21
Petco Health & Wellness Co Inc
(d),(e)
347,321 4,835
PetMed Express Inc 2,583 56
Portillo's Inc
(d),(e)
126,341 2,885
PriceSmart Inc 2,406 160
Rite Aid Corp
(d)
3,912 32
Ruth's Hospitality Group Inc 5,068 89
Sally Beauty Holdings Inc
(d)
15,422 197
Shake Shack Inc
(d)
5,820 300
Sweetgreen Inc
(d)
2,090 33
Texas Roadhouse Inc 141,260 12,320
Tilly's Inc 91,990 696
Warby Parker Inc
(d),(e)
12,950 160
Wingstop Inc 4,653 587
$ 113,995
Savings & Loans - 0 .41%
Axos Financial Inc
(d)
901 38
Greene County Bancorp Inc 527 24
Hingham Institution For Savings The 13 4
COMMON STOCKS (continued) Shares Held Value (000’s)
Savings & Loans (continued)
HomeTrust Bancshares Inc 396 $ 10
Pacific Premier Bancorp Inc 283,308 9,530
$ 9,606
Semiconductors - 5 .70%
ACM Research Inc
(d)
959 16
Allegro MicroSystems Inc
(d)
326,367 8,104
Alpha & Omega Semiconductor Ltd
(d)
2,661 112
Ambarella Inc
(d)
41,781 3,616
Amkor Technology Inc 3,199 64
Arteris Inc
(d)
2,627 21
Atomera Inc
(d),(e)
3,171 37
Axcelis Technologies Inc
(d)
5,072 357
Azenta Inc 78,564 5,363
CEVA Inc
(d)
3,548 132
Diodes Inc
(d)
5,024 409
Entegris Inc 154,135 16,939
FormFactor Inc
(d)
146,715 5,218
Impinj Inc
(d)
2,964 252
Kulicke & Soffa Industries Inc 9,021 434
Lattice Semiconductor Corp
(d)
250,711 15,419
MACOM Technology Solutions Holdings Inc
(d)
418,078 24,224
MaxLinear Inc
(d)
11,147 450
Onto Innovation Inc
(d)
164,828 13,721
Photronics Inc
(d)
6,761 161
Power Integrations Inc 78,345 6,660
Rambus Inc
(d)
14,288 361
Rockley Photonics Holdings Ltd
(d),(e)
15,826 40
Semtech Corp
(d)
158,375 9,871
Silicon Laboratories Inc
(d)
69,595 10,264
SiTime Corp
(d)
2,487 463
SkyWater Technology Inc
(d),(e)
214,289 2,880
SMART Global Holdings Inc
(d)
7,624 150
Synaptics Inc
(d)
59,172 8,577
Ultra Clean Holdings Inc
(d)
2,399 81
Veeco Instruments Inc
(d)
6,156 134
$ 134,530
Software - 9 .33%
8x8 Inc
(d)
17,063 83
ACI Worldwide Inc
(d)
17,772 507
ACV Auctions Inc
(d)
8,555 63
Agilysys Inc
(d)
3,038 147
Alignment Healthcare Inc
(d)
452,007 6,635
Alkami Technology Inc
(d)
5,566 77
Altair Engineering Inc
(d)
8,065 475
American Software Inc/GA 3,577 64
Amplitude Inc
(d)
8,677 128
Apollo Medical Holdings Inc
(d)
6,042 320
Appfolio Inc
(d)
2,958 301
Appian Corp
(d)
6,214 302
Asana Inc
(d)
11,428 221
AvePoint Inc
(d)
19,983 100
Avid Technology Inc
(d)
3,492 98
AvidXchange Holdings Inc
(d)
20,288 146
Bandwidth Inc
(d)
662 11
Benefitfocus Inc
(d)
2,752 23
Bentley Systems Inc 149,005 5,901
BigCommerce Holdings Inc
(d)
345,006 5,400
Blackbaud Inc
(d)
6,827 419
Blackline Inc
(d)
342,274 21,639
Box Inc
(d)
20,031 570
Braze Inc
(d)
203,120 8,830
Brightcove Inc
(d)
4,357 26
BTRS Holdings Inc
(d)
15,564 100
C3.ai Inc
(d)
2,009 37
Clear Secure Inc
(d)
9,654 244
CommVault Systems Inc
(d)
6,910 388
Consensus Cloud Solutions Inc
(d)
1,189 64
CS Disco Inc
(d)
3,451 85
CSG Systems International Inc 4,969 324

Schedule of Investments
SmallCap Growth Fund I
July 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Digi International Inc
(d)
1,805 $ 51
Digimarc Corp
(d)
2,001 31
Digital Turbine Inc
(d)
14,292 287
DigitalOcean Holdings Inc
(d),(e)
171,446 7,026
Domo Inc
(d)
4,716 132
Donnelley Financial Solutions Inc
(d)
295 10
Duck Creek Technologies Inc
(d)
11,983 165
Duolingo Inc
(d)
3,654 335
Dynatrace Inc
(d)
314,188 11,823
Ebix Inc 834 20
eGain Corp
(d)
1,328 12
Elastic NV
(d)
110,220 8,805
Enfusion Inc
(d),(e)
274,751 3,159
EngageSmart Inc
(d)
5,415 102
Envestnet Inc
(d)
180,785 10,534
Everbridge Inc
(d)
6,143 154
EverCommerce Inc
(d)
466 5
Evolent Health Inc
(d)
12,720 432
Faraday Future Intelligent Electric Inc
(d),(e)
7,965 18
Five9 Inc
(d)
74,290 8,032
ForgeRock Inc
(d)
3,125 63
Health Catalyst Inc
(d)
461,987 7,734
Hims & Hers Health Inc
(d)
15,931 99
HireRight Holdings Corp
(d)
247,471 3,678
IBEX Holdings Ltd
(d)
928 17
Inseego Corp
(d)
2,984 7
Inspired Entertainment Inc
(d)
2,358 24
Instructure Holdings Inc
(d)
367 9
Intapp Inc
(d)
2,181 33
IonQ Inc
(d),(e)
2,324 13
Jamf Holding Corp
(d)
102,898 2,515
LivePerson Inc
(d)
10,915 149
Loyalty Ventures Inc
(d)
964 3
Manhattan Associates Inc
(d)
89,575 12,601
ManTech International Corp/VA 160,933 15,421
Matterport Inc
(d),(e)
24,593 105
MeridianLink Inc
(d)
3,567 61
MicroStrategy Inc
(d),(e)
865 247
Model N Inc
(d)
211,608 5,316
Momentive Global Inc
(d)
20,550 178
Monday.com Ltd
(d),(e)
60,510 6,216
N-able Inc
(d)
9,237 91
NextGen Healthcare Inc
(d)
4,172 71
Nutex Health Inc
(d),(e)
6,021 16
Outset Medical Inc
(d)
7,440 115
PagerDuty Inc
(d)
13,203 342
PDF Solutions Inc
(d)
95,856 2,587
Phreesia Inc
(d)
281,447 6,611
Playstudios Inc
(d)
6,113 25
PowerSchool Holdings Inc
(d)
2,457 35
Privia Health Group Inc
(d)
6,729 247
Progress Software Corp 6,785 319
PROS Holdings Inc
(d)
267,490 6,519
PubMatic Inc
(d)
5,860 97
Red Violet Inc
(d)
1,471 35
Sailpoint Technologies Holdings Inc
(d)
14,451 922
Sapiens International Corp NV 3,445 91
Schrodinger Inc/United States
(d)
8,374 262
Simulations Plus Inc 2,426 156
Smartsheet Inc
(d)
213,816 6,427
Sprout Social Inc
(d)
7,132 372
SPS Commerce Inc
(d)
5,628 674
Sumo Logic Inc
(d)
401,916 2,721
Take-Two Interactive Software Inc
(d)
91,812 12,186
UserTesting Inc
(d)
7,341 46
Verint Systems Inc
(d)
8,985 410
Veritone Inc
(d),(e)
4,896 34
Verra Mobility Corp
(d)
22,674 374
Viant Technology Inc
(d)
1,922 10
COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Vimeo Inc
(d)
22,211 $ 123
Weave Communications Inc
(d),(e)
605 3
WM Technology Inc
(d)
10,270 35
Workiva Inc
(d)
196,825 12,892
Yext Inc
(d)
18,645 82
Zeta Global Holdings Corp
(d),(e)
4,832 26
Ziff Davis Inc
(d)
1,349 110
Zuora Inc
(d)
682,625 5,809
$ 220,225
Telecommunications - 1 .44%
A10 Networks Inc 8,121 121
ADTRAN Holdings Inc 9,884 238
Anterix Inc
(d)
537 24
Calix Inc
(d)
6,934 396
Cambium Networks Corp
(d)
1,858 35
Casa Systems Inc
(d)
5,477 24
Clearfield Inc
(d)
1,796 177
CommScope Holding Co Inc
(d)
31,820 287
Consolidated Communications Holdings Inc
(d)
1,053 7
Credo Technology Group Holding Ltd
(d),(e)
132,771 2,131
Cyxtera Technologies Inc
(d)
6,606 81
DigitalBridge Group Inc
(d)
994,161 5,448
DZS Inc
(d)
2,706 51
Extreme Networks Inc
(d)
19,833 259
Globalstar Inc
(d)
89,296 125
Gogo Inc
(d)
583 10
Harmonic Inc
(d)
14,281 156
IDT Corp - Class B
(d)
1,593 42
Infinera Corp
(d)
1,426,018 9,340
InterDigital Inc 1,787 110
Iridium Communications Inc
(d)
19,762 884
NeoPhotonics Corp
(d)
8,157 130
Ondas Holdings Inc
(d),(e)
5,304 24
Ooma Inc
(d)
3,555 42
Planet Labs PBC
(d),(e)
21,060 112
Plantronics Inc
(d)
6,564 261
Starry Group Holdings Inc
(d),(e)
3,338 11
Switch Inc 227,770 7,701
Viavi Solutions Inc
(d)
381,800 5,651
$ 33,878
Toys, Games & Hobbies - 0 .01%
Funko Inc
(d)
4,941 129
Vinco Ventures Inc
(d),(e)
16,530 13
$ 142
Transportation - 1 .14%
Air Transport Services Group Inc
(d)
3,466 108
ArcBest Corp 1,238 110
CryoPort Inc
(d)
5,641 210
Daseke Inc
(d)
6,319 53
Forward Air Corp 60,333 6,331
Knight-Swift Transportation Holdings Inc 83,616 4,595
Marten Transport Ltd 6,820 147
PAM Transportation Services Inc
(d)
1,025 37
Radiant Logistics Inc
(d)
1,403 10
Saia Inc
(d)
64,253 15,283
Universal Logistics Holdings Inc 851 25
Werner Enterprises Inc 1,236 54
$ 26,963
Trucking & Leasing - 0 .00%
GATX Corp 304 31
Water - 0 .03%
American States Water Co 2,728 238
Artesian Resources Corp 845 44
California Water Service Group 2,167 130
Global Water Resources Inc 2,006 26
Middlesex Water Co 2,695 256

Schedule of Investments
SmallCap Growth Fund I
July 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Water (continued)
York Water Co/The 2,203 $ 95
$ 789
TOTAL COMMON STOCKS $ 2,250,598
Total Investments $ 2,396,705
Other Assets and Liabilities -  (1.53)% (36,103)
TOTAL NET ASSETS - 100.00% $ 2,360,602
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $42,890 or 1.82% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $41,692 or 1.77% of net assets.
(f) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
Portfolio Summary  (unaudited)
Sector Percent
Consumer, Non-cyclical 30 .20%
Technology 18 .60%
Industrial 14 .73%
Consumer, Cyclical 14 .28%
Financial 7 .53%
Money Market Funds 6 .00%
Communications 3 .92%
Energy 3 .80%
Basic Materials 1 .99%
Utilities 0 .29%
Investment Companies 0 .19%
Diversified 0 .00%
Other Assets and Liabilities
( 1 .53 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales July 31, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 1.14% $ 156,078 $ 1,140,950 $ 1,172,989 $ 124,039
$ 156,078 $ 1,140,950 $ 1,172,989 $ 124,039
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 1.14% $ 196 $ — $ — $ —
$ 196 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Russell 2000 Emini; September 2022 Long 69 $ 6,504 $ 336
Total $ 336
Amounts in thousands except contracts.

Schedule of Investments
SmallCap S&P 600 Index Fund
July 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3 .57 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .12%
iShares Core S&P Small-Cap ETF 14,744 $ 1,498
Money Market Funds - 3 .45%
BlackRock Liquidity FedFund - Institutional
Class 1.88%
(a),(b)
2,910,966 2,910
Principal Government Money Market Fund -
Institutional Class 1.14%
(a),(c)
39,307,757 39,308
$ 42,218
TOTAL INVESTMENT COMPANIES $ 43,716
COMMON STOCKS - 96 .54 % Shares Held Value (000's)
Aerospace & Defense - 1 .35%
AAR Corp
(d)
42,029 $ 1,872
Aerojet Rocketdyne Holdings Inc
(d)
95,066 4,153
AeroVironment Inc
(d)
29,433 2,550
Barnes Group Inc 59,252 2,004
Kaman Corp 35,542 1,094
Moog Inc 36,843 3,155
National Presto Industries Inc 6,452 459
Triumph Group Inc
(d)
82,099 1,276
$ 16,563
Agriculture - 0 .52%
Andersons Inc/The 39,966 1,446
Fresh Del Monte Produce Inc 42,523 1,263
Universal Corp/VA 31,261 1,748
Vector Group Ltd 167,300 1,864
$ 6,321
Airlines - 0 .45%
Allegiant Travel Co
(d)
19,332 2,229
Hawaiian Holdings Inc
(d)
65,203 976
SkyWest Inc
(d)
64,181 1,550
Sun Country Airlines Holdings Inc
(d)
39,865 804
$ 5,559
Apparel - 0 .93%
Fossil Group Inc
(d)
59,844 361
Kontoor Brands Inc 59,071 2,156
Oxford Industries Inc 19,518 1,862
Steven Madden Ltd 95,369 3,023
Urban Outfitters Inc
(d)
81,419 1,667
Wolverine World Wide Inc 102,560 2,305
$ 11,374
Automobile Manufacturers - 0 .09%
Wabash National Corp 62,289 1,125
Automobile Parts & Equipment - 1 .36%
American Axle & Manufacturing Holdings Inc
(d)
145,436 1,296
Dorman Products Inc
(d)
35,955 3,635
Gentherm Inc
(d)
42,090 2,717
Meritor Inc
(d)
89,909 3,274
Methode Electronics Inc 46,914 1,935
Motorcar Parts of America Inc
(d)
24,267 366
Standard Motor Products Inc 24,127 1,103
Titan International Inc
(d)
65,269 1,094
XPEL Inc
(d)
21,047 1,290
$ 16,710
Banks - 9 .78%
Allegiance Bancshares Inc 24,074 1,060
Ameris Bancorp 83,797 3,963
BancFirst Corp 24,116 2,590
Bancorp Inc/The
(d)
71,865 1,768
BankUnited Inc 103,897 4,036
Banner Corp 43,669 2,707
Central Pacific Financial Corp 35,001 829
City Holding Co 19,010 1,650
Columbia Banking System Inc 98,900 2,984
Community Bank System Inc 68,485 4,611
Customers Bancorp Inc
(d)
38,546 1,472
CVB Financial Corp 168,439 4,492
Dime Community Bancshares Inc 40,880 1,393
Eagle Bancorp Inc 40,753 1,998
FB Financial Corp 45,004 1,928
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
First BanCorp/Puerto Rico 250,910 $ 3,786
First Bancorp/Southern Pines NC 43,917 1,664
First Commonwealth Financial Corp 119,816 1,776
First Financial Bancorp 119,976 2,680
First Hawaiian Inc 162,682 4,147
Flagstar Bancorp Inc 67,641 2,787
Hanmi Financial Corp 38,704 978
Heritage Financial Corp/WA 44,592 1,160
Hilltop Holdings Inc 63,154 1,822
HomeStreet Inc 23,757 886
Hope Bancorp Inc 152,944 2,300
Independent Bank Corp 59,426 4,980
Independent Bank Group Inc 46,185 3,266
Lakeland Financial Corp 32,199 2,505
National Bank Holdings Corp 38,173 1,589
NBT Bancorp Inc 54,404 2,206
OFG Bancorp 61,742 1,696
Park National Corp 18,372 2,380
Pathward Financial Inc 37,304 1,258
Preferred Bank/Los Angeles CA 17,298 1,258
Renasant Corp 71,013 2,372
S&T Bancorp Inc 49,939 1,545
Seacoast Banking Corp of Florida 77,793 2,783
ServisFirst Bancshares Inc 62,071 5,304
Simmons First National Corp 160,996 3,824
Southside Bancshares Inc 40,806 1,630
Tompkins Financial Corp 14,945 1,153
Triumph Bancorp Inc
(d)
30,043 2,183
TrustCo Bank Corp NY 24,387 818
Trustmark Corp 78,081 2,535
United Community Banks Inc/GA 133,344 4,538
Veritex Holdings Inc 68,492 2,119
Walker & Dunlop Inc 38,718 4,361
Westamerica BanCorp 34,154 2,050
$ 119,820
Beverages - 0 .62%
Celsius Holdings Inc
(d)
48,826 4,344
MGP Ingredients Inc 15,920 1,674
National Beverage Corp 29,642 1,606
$ 7,624
Biotechnology - 2 .49%
ANI Pharmaceuticals Inc
(d)
16,639 570
Arcus Biosciences Inc
(d)
59,219 1,575
Avid Bioservices Inc
(d)
78,436 1,541
Cara Therapeutics Inc
(d)
53,781 470
Cytokinetics Inc
(d)
108,806 4,606
Dynavax Technologies Corp
(d)
149,226 2,146
Emergent BioSolutions Inc
(d)
56,807 1,968
Innoviva Inc
(d)
79,688 1,143
iTeos Therapeutics Inc
(d)
25,736 629
Ligand Pharmaceuticals Inc
(d)
21,418 1,971
Myriad Genetics Inc
(d)
102,064 2,692
Nektar Therapeutics
(d)
236,630 937
NeoGenomics Inc
(d)
158,483 1,604
Organogenesis Holdings Inc
(d)
80,380 461
REGENXBIO Inc
(d)
48,218 1,513
Vericel Corp
(d)
59,859 1,948
Vir Biotechnology Inc
(d)
94,170 2,619
Xencor Inc
(d)
75,639 2,170
$ 30,563
Building Materials - 2 .06%
AAON Inc 53,259 3,205
American Woodmark Corp
(d)
21,050 1,057
Apogee Enterprises Inc 28,196 1,173
Boise Cascade Co 50,112 3,544
Gibraltar Industries Inc
(d)
41,659 1,949
Griffon Corp 60,857 1,826
PGT Innovations Inc
(d)
76,118 1,667
SPX Corp
(d)
58,163 3,439

Schedule of Investments
SmallCap S&P 600 Index Fund
July 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Building Materials (continued)
UFP Industries Inc 79,692 $ 7,349
$ 25,209
Chemicals - 2 .85%
AdvanSix Inc 35,700 1,403
American Vanguard Corp 34,054 797
Balchem Corp 40,798 5,539
GCP Applied Technologies Inc
(d)
68,565 2,160
Hawkins Inc 23,874 949
HB Fuller Co 67,396 4,327
Innospec Inc 31,524 3,215
Koppers Holdings Inc 26,859 632
Mativ Inc 69,604 1,521
Quaker Chemical Corp 17,066 2,768
Rayonier Advanced Materials Inc
(d)
81,111 287
Rogers Corp
(d)
23,794 6,406
Stepan Co 26,990 3,029
Trinseo PLC 45,925 1,643
Unifi Inc
(d)
17,606 240
$ 34,916
Coal - 0 .44%
CONSOL Energy Inc
(d)
40,686 2,495
SunCoke Energy Inc 105,923 784
Warrior Met Coal Inc 65,618 2,095
$ 5,374
Commercial Services - 4 .56%
Aaron's Co Inc/The 39,010 508
ABM Industries Inc 84,946 3,809
Adtalem Global Education Inc
(d)
57,348 2,300
Alarm.com Holdings Inc
(d)
58,537 4,143
American Public Education Inc
(d)
23,953 376
AMN Healthcare Services Inc
(d)
56,807 6,387
Arlo Technologies Inc
(d)
110,342 776
CoreCivic Inc
(d)
154,462 1,663
CorVel Corp
(d)
11,864 1,956
Cross Country Healthcare Inc
(d)
45,147 1,190
Deluxe Corp 54,612 1,373
EVERTEC Inc 75,438 2,941
Forrester Research Inc
(d)
13,908 647
GEO Group Inc/The
(d)
157,642 1,034
Green Dot Corp
(d)
68,868 1,935
Heidrick & Struggles International Inc 25,049 780
Kelly Services Inc 43,905 952
Korn Ferry 68,476 4,486
LiveRamp Holdings Inc
(d)
86,607 2,305
Medifast Inc 14,627 2,460
Monro Inc 42,615 2,137
Perdoceo Education Corp
(d)
87,373 1,197
PROG Holdings Inc
(d)
68,654 1,265
Rent-A-Center Inc/TX 68,371 1,609
Resources Connection Inc 39,530 848
Strategic Education Inc 29,166 2,095
Stride Inc
(d)
54,426 2,432
TrueBlue Inc
(d)
42,267 915
Viad Corp
(d)
26,158 883
WW International Inc
(d)
67,902 451
$ 55,853
Computers - 1 .70%
3D Systems Corp
(d)
165,572 1,894
Corsair Gaming Inc
(d),(e)
42,415 598
Diebold Nixdorf Inc
(d)
93,296 301
ExlService Holdings Inc
(d)
42,285 7,120
Insight Enterprises Inc
(d)
44,557 4,162
NetScout Systems Inc
(d)
93,790 3,337
OneSpan Inc
(d)
43,723 484
TTEC Holdings Inc 23,304 1,705
Unisys Corp
(d)
85,924 1,179
$ 20,780
COMMON STOCKS (continued) Shares Held Value (000’s)
Consumer Products - 0 .55%
Central Garden & Pet Co
(d)
12,385 $ 537
Central Garden & Pet Co - A Shares
(d)
50,309 2,052
Quanex Building Products Corp 42,413 1,044
WD-40 Co 17,355 3,078
$ 6,711
Cosmetics & Personal Care - 0 .54%
Edgewell Personal Care Co 67,077 2,668
elf Beauty Inc
(d)
60,915 2,043
Inter Parfums Inc 22,655 1,891
$ 6,602
Distribution & Wholesale - 0 .92%
G-III Apparel Group Ltd
(d)
54,782 1,210
KAR Auction Services Inc
(d)
154,388 2,640
Resideo Technologies Inc
(d)
184,708 4,158
ScanSource Inc
(d)
32,054 1,024
Veritiv Corp
(d)
17,725 2,198
$ 11,230
Diversified Financial Services - 1 .74%
B Riley Financial Inc 20,577 1,061
Blucora Inc
(d)
60,021 1,200
Brightsphere Investment Group Inc 41,047 776
Encore Capital Group Inc
(d)
30,818 2,232
Enova International Inc
(d)
41,364 1,428
EZCORP Inc
(d)
68,199 548
LendingTree Inc
(d)
13,947 636
Mr Cooper Group Inc
(d)
93,887 4,230
Piper Sandler Cos 17,970 2,268
PRA Group Inc
(d)
50,547 2,014
StoneX Group Inc
(d)
21,800 1,899
Virtus Investment Partners Inc 8,924 1,841
WisdomTree Investments Inc 139,635 726
World Acceptance Corp
(d)
4,642 514
$ 21,373
Electric - 0 .41%
Avista Corp 92,022 3,889
Unitil Corp 20,365 1,115
$ 5,004
Electrical Components & Equipment - 0 .37%
Encore Wire Corp 25,062 3,470
Insteel Industries Inc 24,695 773
Powell Industries Inc 11,524 276
$ 4,519
Electronics - 2 .64%
Advanced Energy Industries Inc 47,712 4,270
Badger Meter Inc 37,181 3,576
Benchmark Electronics Inc 44,630 1,142
Brady Corp 61,060 2,922
Comtech Telecommunications Corp 33,685 391
CTS Corp 40,763 1,658
FARO Technologies Inc
(d)
23,198 754
Itron Inc
(d)
57,245 3,343
Knowles Corp
(d)
116,561 2,302
Mesa Laboratories Inc 6,690 1,427
OSI Systems Inc
(d)
20,137 1,947
Plexus Corp
(d)
35,218 3,309
Sanmina Corp
(d)
77,293 3,559
TTM Technologies Inc
(d)
128,320 1,736
$ 32,336
Energy - Alternate Sources - 0 .27%
FutureFuel Corp 32,801 236
Green Plains Inc
(d)
68,373 2,463
REX American Resources Corp
(d)
6,618 631
$ 3,330
Engineering & Construction - 1 .90%
Arcosa Inc 61,384 3,165
Comfort Systems USA Inc 45,711 4,830
Exponent Inc 65,832 6,616
Frontdoor Inc
(d)
104,499 2,797

Schedule of Investments
SmallCap S&P 600 Index Fund
July 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Engineering & Construction (continued)
Granite Construction Inc 57,628 $ 1,723
MYR Group Inc
(d)
21,601 2,057
NV5 Global Inc
(d)
15,157 2,055
$ 23,243
Entertainment - 0 .57%
Cinemark Holdings Inc
(d)
136,181 2,496
Golden Entertainment Inc
(d)
25,771 1,131
Monarch Casino & Resort Inc
(d)
16,785 1,077
Six Flags Entertainment Corp
(d)
98,634 2,236
$ 6,940
Environmental Control - 0 .04%
Harsco Corp
(d)
100,889 485
Food - 2 .20%
B&G Foods Inc
(e)
87,506 2,162
Calavo Growers Inc 22,506 907
Cal-Maine Foods Inc 47,663 2,436
Chefs' Warehouse Inc/The
(d)
41,767 1,445
Hostess Brands Inc
(d)
175,672 3,974
J & J Snack Foods Corp 19,000 2,575
John B Sanfilippo & Son Inc 11,343 850
Seneca Foods Corp - Class A
(d)
7,702 438
Simply Good Foods Co/The
(d)
112,202 3,660
SpartanNash Co 45,920 1,483
Tootsie Roll Industries Inc 22,631 795
TreeHouse Foods Inc
(d)
71,164 3,090
United Natural Foods Inc
(d)
74,017 3,146
$ 26,961
Food Service - 0 .11%
Healthcare Services Group Inc 94,052 1,349
Forest Products & Paper - 0 .30%
Clearwater Paper Corp
(d)
21,451 766
Glatfelter Corp 56,810 349
Mercer International Inc 51,247 818
Sylvamo Corp 44,829 1,759
$ 3,692
Gas - 0 .88%
Chesapeake Utilities Corp 22,520 3,088
Northwest Natural Holding Co 43,515 2,336
South Jersey Industries Inc 155,496 5,330
$ 10,754
Hand & Machine Tools - 0 .49%
Enerpac Tool Group Corp 76,921 1,562
Franklin Electric Co Inc 49,421 4,488
$ 6,050
Healthcare - Products - 2 .82%
AngioDynamics Inc
(d)
49,263 1,118
Artivion Inc
(d)
51,069 1,001
Avanos Medical Inc
(d)
60,119 1,705
BioLife Solutions Inc
(d)
38,789 747
Cardiovascular Systems Inc
(d)
51,811 798
CONMED Corp 37,507 3,662
Cutera Inc
(d)
20,995 975
Glaukos Corp
(d)
60,129 3,238
Hanger Inc
(d)
47,102 875
Inogen Inc
(d)
26,109 726
Integer Holdings Corp
(d)
42,053 2,939
Lantheus Holdings Inc
(d)
87,187 6,689
LeMaitre Vascular Inc 24,541 1,236
Meridian Bioscience Inc
(d)
55,356 1,752
Merit Medical Systems Inc
(d)
64,804 3,725
OraSure Technologies Inc
(d)
92,045 282
Orthofix Medical Inc
(d)
25,296 649
Surmodics Inc
(d)
17,773 618
Varex Imaging Corp
(d)
50,560 1,127
Zimvie Inc
(d)
26,505 515
Zynex Inc
(e)
28,274 243
$ 34,620
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Services - 1 .83%
Addus HomeCare Corp
(d)
20,414 $ 1,895
Community Health Systems Inc
(d)
160,839 479
Enhabit Inc
(d)
63,527 1,112
Ensign Group Inc/The 66,952 5,336
Fulgent Genetics Inc
(d)
25,040 1,496
Joint Corp/The
(d)
18,371 314
ModivCare Inc
(d)
15,704 1,567
Pediatrix Medical Group Inc
(d)
109,398 2,479
Pennant Group Inc/The
(d)
34,436 460
RadNet Inc
(d)
59,277 1,219
Select Medical Holdings Corp 131,094 3,883
US Physical Therapy Inc 16,504 2,142
$ 22,382
Home Builders - 2 .44%
Cavco Industries Inc
(d)
10,827 2,791
Century Communities Inc 36,806 1,883
Green Brick Partners Inc
(d)
58,529 1,569
Installed Building Products Inc 29,401 2,982
LCI Industries 32,286 4,361
LGI Homes Inc
(d)
26,457 2,984
M/I Homes Inc
(d)
35,937 1,653
MDC Holdings Inc 72,321 2,622
Meritage Homes Corp
(d)
46,616 4,116
Tri Pointe Homes Inc
(d)
131,406 2,434
Winnebago Industries Inc 41,637 2,514
$ 29,909
Home Furnishings - 0 .61%
Ethan Allen Interiors Inc 27,986 643
iRobot Corp
(d)
34,447 1,585
Sleep Number Corp
(d)
28,243 1,273
Sonos Inc
(d)
162,463 3,592
Universal Electronics Inc
(d)
16,045 445
$ 7,538
Housewares - 0 .03%
Tupperware Brands Corp
(d)
58,239 435
Insurance - 2 .61%
Ambac Financial Group Inc
(d)
57,216 673
American Equity Investment Life Holding Co 98,124 3,686
AMERISAFE Inc 24,543 1,118
Assured Guaranty Ltd 81,421 4,754
eHealth Inc
(d)
30,680 227
Employers Holdings Inc 35,237 1,399
Genworth Financial Inc
(d)
648,513 2,756
HCI Group Inc 10,028 687
Horace Mann Educators Corp 52,632 1,803
James River Group Holdings Ltd 47,575 1,130
NMI Holdings Inc
(d)
109,350 2,071
Palomar Holdings Inc
(d)
30,388 1,895
ProAssurance Corp 68,660 1,520
Safety Insurance Group Inc 17,792 1,540
Selectquote Inc
(d)
158,723 292
SiriusPoint Ltd
(d)
109,906 481
Stewart Information Services Corp 34,321 1,876
Trupanion Inc
(d)
43,968 2,771
United Fire Group Inc 27,452 901
Universal Insurance Holdings Inc 35,381 448
$ 32,028
Internet - 1 .64%
Cars.com Inc
(d)
82,983 976
Cogent Communications Holdings Inc 54,196 3,458
ePlus Inc
(d)
34,156 1,898
HealthStream Inc
(d)
30,887 743
Liquidity Services Inc
(d)
33,896 682
OptimizeRx Corp
(d)
23,058 518
Perficient Inc
(d)
44,015 4,645
QuinStreet Inc
(d)
64,054 689
Shutterstock Inc 29,462 1,665
TechTarget Inc
(d)
33,785 2,202

Schedule of Investments
SmallCap S&P 600 Index Fund
July 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Internet (continued)
Yelp Inc
(d)
84,613 $ 2,594
$ 20,070
Iron & Steel - 0 .48%
ATI Inc
(d)
157,691 3,925
Carpenter Technology Corp 61,331 1,971
$ 5,896
Leisure Products & Services - 0 .17%
Vista Outdoor Inc
(d)
71,258 2,145
Lodging - 0 .04%
Marcus Corp/The 28,006 460
Machinery - Construction & Mining - 0 .12%
Astec Industries Inc 29,017 1,426
Machinery - Diversified - 1 .33%
Alamo Group Inc 12,609 1,632
Albany International Corp 40,015 3,652
Applied Industrial Technologies Inc 48,837 4,912
CIRCOR International Inc
(d)
25,735 448
DXP Enterprises Inc/TX
(d)
21,789 741
Ichor Holdings Ltd
(d)
36,370 1,137
Lindsay Corp 13,946 2,147
Tennant Co 23,603 1,582
$ 16,251
Media - 0 .42%
AMC Networks Inc
(d)
37,934 1,158
EW Scripps Co/The
(d)
73,424 1,047
Gannett Co Inc
(d)
186,218 561
Scholastic Corp 38,709 1,822
Thryv Holdings Inc
(d)
21,748 529
$ 5,117
Metal Fabrication & Hardware - 0 .91%
AZZ Inc 31,362 1,334
Mueller Industries Inc 72,287 4,867
Olympic Steel Inc 11,875 353
Proto Labs Inc
(d)
34,930 1,708
Standex International Corp 15,334 1,489
TimkenSteel Corp
(d)
52,714 1,070
Tredegar Corp 32,684 342
$ 11,163
Mining - 1 .05%
Arconic Corp
(d)
134,382 4,060
Century Aluminum Co
(d)
64,900 512
Compass Minerals International Inc 43,380 1,615
Kaiser Aluminum Corp 20,204 1,531
Livent Corp
(d)
205,471 5,114
$ 12,832
Miscellaneous Manufacturers - 2 .40%
EnPro Industries Inc 26,422 2,470
ESCO Technologies Inc 32,840 2,547
Fabrinet
(d)
46,730 4,489
Federal Signal Corp 76,999 3,197
Haynes International Inc 15,828 612
Hillenbrand Inc 91,101 4,209
John Bean Technologies Corp 40,377 4,535
Materion Corp 26,057 2,135
Myers Industries Inc 46,170 1,123
Park Aerospace Corp 24,690 301
Sturm Ruger & Co Inc 22,371 1,479
Trinity Industries Inc 88,932 2,308
$ 29,405
Office & Business Equipment - 0 .05%
Pitney Bowes Inc 207,099 677
Office Furnishings - 0 .24%
HNI Corp 53,844 1,902
Interface Inc 75,544 1,094
$ 2,996
COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas - 2 .90%
Callon Petroleum Co
(d)
60,343 $ 2,778
Civitas Resources Inc 91,747 5,409
Helmerich & Payne Inc 133,751 6,193
Laredo Petroleum Inc
(d)
18,462 1,637
Nabors Industries Ltd
(d)
11,238 1,601
Par Pacific Holdings Inc
(d)
58,044 958
Patterson-UTI Energy Inc 274,779 4,548
PBF Energy Inc
(d)
121,260 4,044
Ranger Oil Corp 26,885 1,023
SM Energy Co 154,809 6,391
Talos Energy Inc
(d)
52,424 993
$ 35,575
Oil & Gas Services - 1 .00%
Archrock Inc 171,543 1,448
Bristow Group Inc
(d)
29,482 761
Core Laboratories NV 58,828 1,114
DMC Global Inc
(d)
24,766 564
Dril-Quip Inc
(d)
43,852 1,125
Helix Energy Solutions Group Inc
(d)
181,089 732
NOW Inc
(d)
140,639 1,555
Oceaneering International Inc
(d)
127,358 1,352
Oil States International Inc
(d)
78,632 401
ProPetro Holding Corp
(d)
108,595 1,142
RPC Inc 89,436 730
US Silica Holdings Inc
(d)
95,880 1,326
$ 12,250
Packaging & Containers - 0 .33%
Matthews International Corp 39,770 1,112
O-I Glass Inc
(d)
198,448 2,919
$ 4,031
Pharmaceuticals - 2 .86%
Amphastar Pharmaceuticals Inc
(d)
47,762 1,786
Anika Therapeutics Inc
(d)
18,475 432
Coherus Biosciences Inc
(d)
81,649 691
Collegium Pharmaceutical Inc
(d)
43,158 742
Corcept Therapeutics Inc
(d)
121,478 3,481
Covetrus Inc
(d)
132,819 2,759
Eagle Pharmaceuticals Inc/DE
(d)
14,197 564
Embecta Corp
(d)
73,422 2,161
Enanta Pharmaceuticals Inc
(d)
23,417 1,291
Harmony Biosciences Holdings Inc
(d)
29,253 1,484
Heska Corp
(d)
13,709 1,254
Ironwood Pharmaceuticals Inc
(d)
195,425 2,238
Owens & Minor Inc 96,683 3,423
Pacira BioSciences Inc
(d)
57,719 3,265
Phibro Animal Health Corp 25,837 506
Prestige Consumer Healthcare Inc
(d)
63,872 3,852
Supernus Pharmaceuticals Inc
(d)
67,853 2,154
uniQure NV
(d)
46,221 1,172
USANA Health Sciences Inc
(d)
14,626 1,018
Vanda Pharmaceuticals Inc
(d)
71,760 774
$ 35,047
Real Estate - 0 .46%
Anywhere Real Estate Inc
(d)
150,099 1,491
Douglas Elliman Inc 87,717 526
Marcus & Millichap Inc 31,125 1,274
RE/MAX Holdings Inc 24,473 620
St Joe Co/The 41,911 1,761
$ 5,672
REITs - 8 .42%
Acadia Realty Trust 120,535 2,065
Agree Realty Corp 95,495 7,600
Alexander & Baldwin Inc 92,328 1,838
American Assets Trust Inc 66,888 2,022
Apollo Commercial Real Estate Finance Inc 167,882 2,145
Armada Hoffler Properties Inc 86,011 1,220
ARMOUR Residential REIT Inc 131,060 1,031
Brandywine Realty Trust 217,716 2,036
CareTrust REIT Inc 123,261 2,545

Schedule of Investments
SmallCap S&P 600 Index Fund
July 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Centerspace 19,517 $ 1,676
Chatham Lodging Trust
(d)
62,000 754
Community Healthcare Trust Inc 29,940 1,166
DiamondRock Hospitality Co 267,866 2,486
Diversified Healthcare Trust 303,594 525
Easterly Government Properties Inc 115,320 2,338
Ellington Financial Inc 72,000 1,156
Essential Properties Realty Trust Inc 166,606 4,019
Four Corners Property Trust Inc 102,088 2,984
Franklin BSP Realty Trust Inc 106,315 1,632
Franklin Street Properties Corp 117,935 447
Getty Realty Corp 51,648 1,515
Global Net Lease Inc 131,642 1,986
Granite Point Mortgage Trust Inc 68,416 726
Hersha Hospitality Trust
(d)
41,996 423
Industrial Logistics Properties Trust 83,086 833
Innovative Industrial Properties Inc 35,531 3,426
Invesco Mortgage Capital Inc 41,910 742
iStar Inc 105,244 1,759
KKR Real Estate Finance Trust Inc 62,997 1,228
LTC Properties Inc 50,131 2,100
LXP Industrial Trust 364,139 3,995
New York Mortgage Trust Inc 484,315 1,521
NexPoint Residential Trust Inc 29,382 1,955
Office Properties Income Trust 61,517 1,278
Orion Office REIT Inc 71,935 787
PennyMac Mortgage Investment Trust 116,814 1,794
Ready Capital Corp 85,477 1,189
Redwood Trust Inc 152,814 1,323
Retail Opportunity Investments Corp 157,778 2,755
RPT Realty 108,119 1,175
Safehold Inc 19,670 839
Saul Centers Inc 16,700 873
Service Properties Trust 209,722 1,372
SITE Centers Corp 230,885 3,373
Summit Hotel Properties Inc
(d)
136,010 1,068
Sunstone Hotel Investors Inc
(d)
273,397 3,098
Tanger Factory Outlet Centers Inc 132,617 2,158
Two Harbors Investment Corp 437,178 2,352
Uniti Group Inc 301,205 3,003
Universal Health Realty Income Trust 16,288 878
Urban Edge Properties 140,223 2,304
Urstadt Biddle Properties Inc 38,315 705
Veris Residential Inc
(d)
101,764 1,420
Washington Real Estate Investment Trust 111,060 2,462
Whitestone REIT 58,688 659
Xenia Hotels & Resorts Inc
(d)
145,268 2,385
$ 103,144
Retail - 5 .62%
Abercrombie & Fitch Co
(d)
64,044 1,141
Academy Sports & Outdoors Inc 108,490 4,668
America's Car-Mart Inc/TX
(d)
7,608 788
Asbury Automotive Group Inc
(d)
28,113 4,825
Bed Bath & Beyond Inc
(d),(e)
101,431 510
Big Lots Inc 36,278 732
BJ's Restaurants Inc
(d)
29,775 699
Bloomin' Brands Inc 102,541 2,091
Boot Barn Holdings Inc
(d)
37,777 2,353
Brinker International Inc
(d)
55,694 1,545
Buckle Inc/The 37,547 1,134
Caleres Inc 48,235 1,197
Cato Corp/The 22,245 275
Cheesecake Factory Inc/The 62,361 1,823
Chico's FAS Inc
(d)
158,971 798
Children's Place Inc/The
(d)
16,352 709
Chuy's Holdings Inc
(d)
24,058 535
Conn's Inc
(d)
19,642 185
Dave & Buster's Entertainment Inc
(d)
49,452 1,848
Designer Brands Inc 77,084 1,112
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Dine Brands Global Inc 21,280 $ 1,517
El Pollo Loco Holdings Inc
(d)
24,745 241
Genesco Inc
(d)
16,395 919
GMS Inc
(d)
54,677 2,902
Group 1 Automotive Inc 21,083 3,730
Guess? Inc 45,557 861
Haverty Furniture Cos Inc 17,630 482
Hibbett Inc 15,491 727
Jack in the Box Inc 26,732 1,848
La-Z-Boy Inc 54,907 1,530
LL Flooring Holdings Inc
(d)
37,828 380
MarineMax Inc
(d)
27,354 1,117
Movado Group Inc 20,459 695
National Vision Holdings Inc
(d)
103,434 3,014
ODP Corp/The
(d)
55,623 2,019
Patrick Industries Inc 27,764 1,686
PC Connection Inc 14,015 665
PetMed Express Inc 26,651 582
PriceSmart Inc 30,593 2,031
Ruth's Hospitality Group Inc 39,771 698
Sally Beauty Holdings Inc
(d)
135,929 1,737
Shake Shack Inc
(d)
49,828 2,564
Shoe Carnival Inc 21,728 474
Signet Jewelers Ltd 60,203 3,670
Sonic Automotive Inc 24,831 1,039
World Fuel Services Corp 80,051 2,219
Zumiez Inc
(d)
20,987 546
$ 68,861
Savings & Loans - 1 .80%
Axos Financial Inc
(d)
68,213 2,848
Banc of California Inc 67,321 1,179
Berkshire Hills Bancorp Inc 60,116 1,693
Brookline Bancorp Inc 98,409 1,361
Capitol Federal Financial Inc 164,046 1,573
Northfield Bancorp Inc 54,664 805
Northwest Bancshares Inc 160,965 2,315
Pacific Premier Bancorp Inc 120,594 4,057
Provident Financial Services Inc 95,683 2,331
WSFS Financial Corp 82,236 3,924
$ 22,086
Semiconductors - 3 .07%
Alpha & Omega Semiconductor Ltd
(d)
27,508 1,156
Axcelis Technologies Inc
(d)
41,946 2,950
CEVA Inc
(d)
29,479 1,098
Cohu Inc
(d)
61,782 1,766
Diodes Inc
(d)
57,480 4,677
FormFactor Inc
(d)
99,169 3,526
Kulicke & Soffa Industries Inc 75,116 3,615
MaxLinear Inc
(d)
90,407 3,653
Onto Innovation Inc
(d)
62,955 5,241
Photronics Inc
(d)
78,418 1,867
Rambus Inc
(d)
140,038 3,540
SMART Global Holdings Inc
(d)
60,058 1,178
Ultra Clean Holdings Inc
(d)
57,293 1,925
Veeco Instruments Inc
(d)
65,095 1,419
$ 37,611
Software - 2 .97%
8x8 Inc
(d)
150,321 735
Agilysys Inc
(d)
24,817 1,199
Allscripts Healthcare Solutions Inc
(d)
147,385 2,332
Apollo Medical Holdings Inc
(d)
48,416 2,567
Cerence Inc
(d)
49,931 1,407
Computer Programs and Systems Inc
(d)
18,756 633
Consensus Cloud Solutions Inc
(d)
20,322 1,098
CSG Systems International Inc 39,521 2,579
Digi International Inc
(d)
44,596 1,271
Digital Turbine Inc
(d)
112,078 2,249
Donnelley Financial Solutions Inc
(d)
35,539 1,208
Ebix Inc 30,231 715

Schedule of Investments
SmallCap S&P 600 Index Fund
July 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
LivePerson Inc
(d)
87,955 $ 1,200
ManTech International Corp/VA 34,993 3,353
NextGen Healthcare Inc
(d)
71,351 1,222
PDF Solutions Inc
(d)
37,558 1,013
Progress Software Corp 55,598 2,611
Simulations Plus Inc 20,023 1,284
SPS Commerce Inc
(d)
45,854 5,491
Xperi Holding Corp 132,054 2,213
$ 36,380
Telecommunications - 1 .90%
A10 Networks Inc 74,169 1,106
ADTRAN Holdings Inc 97,899 2,358
ATN International Inc 13,801 635
CalAmp Corp
(d)
45,807 216
Consolidated Communications Holdings Inc
(d)
92,352 610
Extreme Networks Inc
(d)
166,204 2,174
Gogo Inc
(d)
86,790 1,507
Harmonic Inc
(d)
132,735 1,449
InterDigital Inc 39,216 2,408
NETGEAR Inc
(d)
36,550 942
Plantronics Inc
(d)
54,345 2,162
Shenandoah Telecommunications Co 63,589 1,418
Telephone and Data Systems Inc 125,338 1,982
Viavi Solutions Inc
(d)
289,423 4,283
$ 23,250
Textiles - 0 .31%
UniFirst Corp/MA 19,286 3,778
Transportation - 1 .63%
ArcBest Corp 31,103 2,756
Atlas Air Worldwide Holdings Inc
(d)
33,304 2,521
Dorian LPG Ltd 35,184 567
Forward Air Corp 34,124 3,581
Heartland Express Inc 59,161 939
Hub Group Inc
(d)
43,190 3,300
Marten Transport Ltd 74,952 1,616
Matson Inc 51,502 4,721
$ 20,001
Trucking & Leasing - 0 .11%
Greenbrier Cos Inc/The 41,398 1,317
Water - 0 .84%
American States Water Co 46,946 4,092
California Water Service Group 68,309 4,104
Middlesex Water Co 22,306 2,122
$ 10,318
TOTAL COMMON STOCKS $ 1,183,041
Total Investments $ 1,226,757
Other Assets and Liabilities -  (0.11)% (1,383)
TOTAL NET ASSETS - 100.00% $ 1,225,374
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $2,910 or
0.24% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $2,863 or 0.23% of net assets.
Portfolio Summary  (unaudited)
Sector Percent
Financial 24 .81%
Consumer, Non-cyclical 18 .99%
Industrial 15 .68%
Consumer, Cyclical 13 .89%
Technology 7 .79%
Basic Materials 4 .68%
Energy 4 .61%
Communications 3 .96%
Money Market Funds 3 .45%
Utilities 2 .13%
Investment Companies 0 .12%
Other Assets and Liabilities
( 0 .11 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales July 31, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 1.14% $ 13,373 $ 348,113 $ 322,178 $ 39,308
$ 13,373 $ 348,113 $ 322,178 $ 39,308
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 1.14% $ 76 $ — $ — $ —
$ 76 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
SmallCap S&P 600 Index Fund
July 31, 2022 (unaudited)
See accompanying notes.

Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Russell 2000 Emini; September 2022 Long 444 $ 41,854 $ 2,779
Total $ 2,779
Amounts in thousands except contracts.

Schedule of Investments
SmallCap Value Fund II
July 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 5 .57 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .12%
iShares Russell 2000 Value ETF
(a)
9,000 $ 1,343
Money Market Funds - 5 .45%
BlackRock Liquidity FedFund - Institutional
Class 1.88%
(b),(c)
3,490,526 3,490
Principal Government Money Market Fund -
Institutional Class 1.14%
(b),(c),(d)
59,273,009 59,274
$ 62,764
TOTAL INVESTMENT COMPANIES $ 64,107
COMMON STOCKS - 94 .63 % Shares Held Value (000's)
Advertising - 0 .16%
Advantage Solutions Inc
(e)
4,050 $ 18
Boston Omaha Corp
(e)
984 24
Clear Channel Outdoor Holdings Inc
(e)
18,257 28
Entravision Communications Corp 132,270 709
Quotient Technology Inc
(e)
4,128 12
Stagwell Inc
(e)
161,033 1,064
$ 1,855
Aerospace & Defense - 0 .57%
AAR Corp
(e)
27,831 1,239
Aerojet Rocketdyne Holdings Inc
(e)
1,005 44
AerSale Corp
(e)
828 15
Archer Aviation Inc
(a),(e)
6,360 26
Astra Space Inc
(e)
7,340 10
Astronics Corp
(e)
1,318 15
Barnes Group Inc 45,708 1,546
Ducommun Inc
(e)
563 27
Joby Aviation Inc
(a),(e)
1,294 7
Kaman Corp 1,434 44
Kratos Defense & Security Solutions Inc
(e)
6,343 91
Momentus Inc
(e)
1,987 4
Moog Inc 18,619 1,594
National Presto Industries Inc 25,633 1,825
Redwire Corp
(e)
923 3
Triumph Group Inc
(e)
3,284 51
$ 6,541
Agriculture - 0 .03%
Alico Inc 324 12
Andersons Inc/The 1,639 59
AppHarvest Inc
(a),(e)
3,732 14
Benson Hill Inc
(e)
4,570 15
Fresh Del Monte Produce Inc 1,561 46
Tejon Ranch Co
(e)
1,082 18
Universal Corp/VA 1,235 69
Vector Group Ltd 6,325 71
$ 304
Airlines - 0 .10%
Allegiant Travel Co
(e)
441 51
Hawaiian Holdings Inc
(e)
2,594 39
Mesa Air Group Inc
(e)
144,900 327
SkyWest Inc
(e)
2,556 62
Spirit Airlines Inc
(a),(e)
25,596 634
Wheels Up Experience Inc
(e)
8,766 20
$ 1,133
Apparel - 0 .74%
Capri Holdings Ltd
(e)
113,830 5,541
Carter's Inc 6,300 513
Cenntro Electric Group Ltd
(a),(e)
9,519 14
Ermenegildo Zegna Holditalia SpA 1,873 21
Fossil Group Inc
(e)
21,596 131
Kontoor Brands Inc 12,300 449
Lakeland Industries Inc
(e)
51,800 831
Oxford Industries Inc 239 23
PLBY Group Inc
(a),(e)
1,623 11
Rocky Brands Inc 11,846 389
Superior Group of Cos Inc 606 11
Torrid Holdings Inc
(a),(e)
341 1
Urban Outfitters Inc
(e)
27,980 573
COMMON STOCKS (continued) Shares Held Value (000’s)
Apparel (continued)
Weyco Group Inc 334 $ 9
$ 8,517
Automobile Manufacturers - 0 .20%
Blue Bird Corp
(e)
400 4
Hyliion Holdings Corp
(a),(e)
6,808 27
Lordstown Motors Corp
(a),(e)
8,732 20
REV Group Inc 1,782 21
TuSimple Holdings Inc
(a),(e)
7,183 71
Wabash National Corp 116,859 2,110
Workhorse Group Inc
(a),(e)
590 2
$ 2,255
Automobile Parts & Equipment - 0 .74%
Adient PLC
(e)
63,248 2,137
Aeva Technologies Inc
(a),(e)
4,721 17
Allison Transmission Holdings Inc 47,800 2,001
American Axle & Manufacturing Holdings Inc
(e)
5,487 49
Cepton Inc
(e)
367 1
Dana Inc 6,627 111
Goodyear Tire & Rubber Co/The
(e)
52,115 640
Methode Electronics Inc 48,357 1,995
Microvast Holdings Inc
(e)
3,910 10
Miller Industries Inc/TN 32,342 777
Motorcar Parts of America Inc
(e)
946 14
Proterra Inc
(a),(e)
6,151 33
Solid Power Inc
(e)
1,792 11
Standard Motor Products Inc 14,640 670
Velodyne Lidar Inc
(e)
9,829 10
$ 8,476
Banks - 12 .54%
1st Source Corp 25,956 1,252
ACNB Corp 4,638 152
Alerus Financial Corp 731 18
Allegiance Bancshares Inc 990 44
Amalgamated Financial Corp 38,232 882
American National Bankshares Inc 498 18
Ameris Bancorp 24,595 1,164
Arrow Financial Corp 700 23
Associated Banc-Corp 108,661 2,184
Atlantic Union Bankshares Corp 3,843 133
BancFirst Corp 397 43
Bancorp Inc/The
(e)
1,170 29
Bank First Corp 326 25
Bank of Marin Bancorp 20,399 667
Bank of NT Butterfield & Son Ltd/The 2,396 81
BankUnited Inc 55,493 2,156
Bankwell Financial Group Inc 319 10
Banner Corp 20,550 1,273
Bar Harbor Bankshares 750 22
BayCom Corp 35,517 695
BCB Bancorp Inc 29,547 569
Blue Foundry Bancorp
(e)
90,167 1,058
Blue Ridge Bankshares Inc 872 13
Bridgewater Bancshares Inc
(e)
34,225 598
Business First Bancshares Inc 1,080 25
Byline Bancorp Inc 1,254 31
Cadence Bank 329,117 8,589
Cambridge Bancorp 343 29
Camden National Corp 23,522 1,075
Capital Bancorp Inc 466 12
Capital City Bank Group Inc 687 22
Capstar Financial Holdings Inc 1,036 22
Carter Bankshares Inc
(e)
40,967 572
Cathay General Bancorp 48,835 2,036
CBTX Inc 937 29
Central Pacific Financial Corp 57,283 1,357
Central Valley Community Bancorp 30,000 502
Citizens & Northern Corp 762 19
City Holding Co 749 65
Civista Bancshares Inc 28,758 622

Schedule of Investments
SmallCap Value Fund II
July 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
CNB Financial Corp/PA 19,719 $ 509
Colony Bankcorp Inc
(a)
851 12
Columbia Banking System Inc 52,842 1,594
Community Bank System Inc 2,737 184
Community Financial Corp/The 14,300 523
Community Trust Bancorp Inc 24,428 1,059
ConnectOne Bancorp Inc 9,599 254
CrossFirst Bankshares Inc
(e)
44,734 614
Customers Bancorp Inc
(e)
50,087 1,913
CVB Financial Corp 6,940 185
Dime Community Bancshares Inc 1,705 58
Eagle Bancorp Inc 39,923 1,958
Eastern Bankshares Inc 48,250 985
Enterprise Bancorp Inc/MA 484 15
Enterprise Financial Services Corp 23,206 1,091
Equity Bancshares Inc 783 25
Esquire Financial Holdings Inc 6,057 219
Farmers & Merchants Bancorp Inc/Archbold
OH
(a)
432 13
Farmers National Banc Corp 1,609 23
FB Financial Corp 24,733 1,060
Financial Institutions Inc 26,681 707
First Bancorp Inc/The 516 16
First BanCorp/Puerto Rico 141,441 2,134
First Bancorp/Southern Pines NC 1,807 68
First Bancshares Inc/The 16,903 490
First Bank/Hamilton NJ 820 12
First Busey Corp 62,344 1,537
First Business Financial Services Inc 16,565 554
First Commonwealth Financial Corp 4,792 71
First Community Bankshares Inc 832 27
First Financial Bancorp 89,967 2,010
First Financial Corp/IN 33,290 1,555
First Foundation Inc 2,621 55
First Guaranty Bancshares Inc 309 8
First Hawaiian Inc 79,507 2,027
First Internet Bancorp 24,691 876
First Interstate BancSystem Inc 4,810 196
First Merchants Corp 24,700 1,026
First Mid Bancshares Inc 13,652 513
First of Long Island Corp/The 55,636 1,013
Five Star Bancorp 422 11
Flagstar Bancorp Inc 2,680 110
FNB Corp/PA 162,400 1,942
Fulton Financial Corp 67,633 1,129
FVCBankcorp Inc
(e)
587 11
German American Bancorp Inc 1,417 54
Glacier Bancorp Inc 4,965 249
Great Southern Bancorp Inc 15,993 991
Guaranty Bancshares Inc/TX 427 16
Hancock Whitney Corp 33,725 1,646
Hanmi Financial Corp 78,774 1,990
HarborOne Bancorp Inc 2,332 34
HBT Financial Inc 537 10
Heartland Financial USA Inc 34,706 1,559
Heritage Commerce Corp 3,011 35
Heritage Financial Corp/WA 28,970 754
Hilltop Holdings Inc 58,444 1,686
Home BancShares Inc/AR 9,766 230
HomeStreet Inc 49,162 1,833
Hope Bancorp Inc 155,297 2,335
Horizon Bancorp Inc/IN 73,865 1,408
Independent Bank Corp 2,392 200
Independent Bank Corp/MI 68,826 1,444
Independent Bank Group Inc 1,882 133
International Bancshares Corp 39,579 1,736
Investar Holding Corp 27,800 610
John Marshall Bancorp Inc 592 15
Kearny Financial Corp/MD 3,177 37
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Lakeland Bancorp Inc 97,891 $ 1,559
Lakeland Financial Corp 116 9
Live Oak Bancshares Inc 40,354 1,519
Luther Burbank Corp 51,764 683
Macatawa Bank Corp 63,276 589
Mercantile Bank Corp 28,585 1,013
Merchants Bancorp/IN 2,899 77
Metrocity Bankshares Inc 718 15
Metropolitan Bank Holding Corp
(e)
9,733 676
Mid Penn Bancorp Inc 728 21
Midland States Bancorp Inc 45,044 1,180
MidWestOne Financial Group Inc 23,413 730
MVB Financial Corp 532 17
National Bank Holdings Corp 7,900 329
National Bankshares Inc 11,900 377
NBT Bancorp Inc 2,143 87
Nicolet Bankshares Inc
(e)
25,155 2,012
Northeast Bank 14,048 559
Northeast Community Bancorp Inc 49,900 624
Northrim BanCorp Inc 13,234 551
OFG Bancorp 2,438 67
Old National Bancorp/IN 500,709 8,717
Old Second Bancorp Inc 2,169 30
Origin Bancorp Inc 1,149 49
Orrstown Financial Services Inc 19,058 494
PacWest Bancorp 71,400 2,001
Park National Corp 731 95
Parke Bancorp Inc 6,024 132
Pathward Financial Inc 1,073 36
PCB Bancorp 43,904 846
PCSB Financial Corp 653 13
Peapack-Gladstone Financial Corp 31,838 1,040
Peoples Bancorp Inc/OH 33,921 1,049
Peoples Financial Services Corp 6,251 333
Pioneer Bancorp Inc/NY
(e)
658 6
Preferred Bank/Los Angeles CA 14,298 1,040
Premier Financial Corp 53,712 1,530
Primis Financial Corp 46,336 628
Provident Bancorp Inc 751 11
QCR Holdings Inc 844 50
RBB Bancorp 38,051 868
Red River Bancshares Inc 225 12
Renasant Corp 47,006 1,570
Republic Bancorp Inc/KY 21,655 971
Republic First Bancorp Inc
(e)
2,526 9
S&T Bancorp Inc 49,799 1,541
Sandy Spring Bancorp Inc 2,270 94
Seacoast Banking Corp of Florida 3,103 111
Shore Bancshares Inc 974 19
Sierra Bancorp 37,516 842
Silvergate Capital Corp
(e)
329 31
Simmons First National Corp 48,524 1,153
SmartFinancial Inc 789 21
South Plains Financial Inc 9,349 247
Southern First Bancshares Inc
(e)
418 19
Southside Bancshares Inc 1,565 63
SouthState Corp 63,877 5,415
Sterling Bancorp Inc/MI
(e)
969 6
Stock Yards Bancorp Inc 232 16
Summit Financial Group Inc 578 18
Texas Capital Bancshares Inc
(e)
36,107 2,117
Third Coast Bancshares Inc
(e)
624 12
Tompkins Financial Corp 715 55
Towne Bank/Portsmouth VA 36,753 1,098
TriCo Bancshares 10,874 519
Triumph Bancorp Inc
(e)
771 56
TrustCo Bank Corp NY 40,889 1,372
Trustmark Corp 48,946 1,589
UMB Financial Corp 2,256 204

Schedule of Investments
SmallCap Value Fund II
July 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
United Bankshares Inc/WV 137,748 $ 5,337
United Community Banks Inc/GA 165,091 5,618
Unity Bancorp Inc 7,863 220
Univest Financial Corp 36,419 908
USCB Financial Holdings Inc
(e)
610 7
Valley National Bancorp 22,136 259
Veritex Holdings Inc 2,305 71
Walker & Dunlop Inc 475 54
Washington Trust Bancorp Inc 19,082 1,047
WesBanco Inc 2,993 102
West BanCorp Inc 687 18
Westamerica BanCorp 8,182 491
William Penn Bancorp
(a)
47,700 545
Wintrust Financial Corp 16,000 1,377
$ 144,409
Beverages - 0 .01%
Primo Water Corp 8,091 107
Vintage Wine Estates Inc
(e)
1,470 11
$ 118
Biotechnology - 1 .34%
2seventy bio Inc
(e)
1,913 28
4D Molecular Therapeutics Inc
(e)
1,566 15
Absci Corp
(a),(e)
2,750 9
Achillion Pharamceuticals Inc
(e),(f)
8,433 4
Adagio Therapeutics Inc
(e)
2,906 10
Adicet Bio Inc
(e)
1,446 24
ADMA Biologics Inc
(a),(e)
5,352 11
Aerovate Therapeutics Inc
(e)
519 12
Affimed NV
(e)
434 1
Akero Therapeutics Inc
(e)
1,360 14
Allogene Therapeutics Inc
(e)
4,088 53
Allovir Inc
(e)
1,758 8
Alpha Teknova Inc
(e)
355 2
Alpine Immune Sciences Inc
(a),(e)
489 4
ALX Oncology Holdings Inc
(e)
36,586 354
AN2 Therapeutics Inc
(a),(e)
211 2
AnaptysBio Inc
(e)
21,817 457
ANI Pharmaceuticals Inc
(e)
640 22
Arbutus Biopharma Corp
(e)
2,832 7
Arcellx Inc
(e)
556 12
Arcturus Therapeutics Holdings Inc
(e)
110 2
Arcus Biosciences Inc
(e)
2,631 70
Atara Biotherapeutics Inc
(e)
4,099 12
Atea Pharmaceuticals Inc
(e)
28,239 231
Athira Pharma Inc
(e)
1,772 6
Avidity Biosciences Inc
(e)
2,505 41
Berkeley Lights Inc
(e)
2,918 13
BioCryst Pharmaceuticals Inc
(e)
2,947 32
Biohaven Pharmaceutical Holding Co Ltd
(e)
1,218 178
Bluebird Bio Inc
(e)
3,510 14
Bridgebio Pharma Inc
(e)
2,029 18
C4 Therapeutics Inc
(e)
2,154 21
Cara Therapeutics Inc
(e)
2,293 20
Caribou Biosciences Inc
(e)
2,767 22
Celldex Therapeutics Inc
(e)
1,848 57
Century Therapeutics Inc
(e)
1,140 12
ChemoCentryx Inc
(e)
837 20
Chinook Therapeutics Inc
(e)
2,237 41
CinCor Pharma Inc
(e)
696 16
Cogent Biosciences Inc
(e)
2,284 25
Crinetics Pharmaceuticals Inc
(e)
2,320 45
CTI BioPharma Corp
(a),(e)
3,825 25
Cullinan Oncology Inc
(e)
1,524 21
Cytokinetics Inc
(e)
375 16
Day One Biopharmaceuticals Inc
(a),(e)
1,192 20
Deciphera Pharmaceuticals Inc
(e)
1,645 21
Design Therapeutics Inc
(a),(e)
1,733 34
DICE Therapeutics Inc
(a),(e)
1,451 25
Dyne Therapeutics Inc
(e)
1,691 18
COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Edgewise Therapeutics Inc
(e)
1,551 $ 15
Editas Medicine Inc
(e)
23,874 379
Eiger BioPharmaceuticals Inc
(e)
239 2
Emergent BioSolutions Inc
(e)
60,880 2,109
Enochian Biosciences Inc
(e)
1,118 3
EQRx Inc
(e)
7,019 38
Erasca Inc
(a),(e)
3,325 25
EyePoint Pharmaceuticals Inc
(e)
804 7
FibroGen Inc
(e)
554 7
Forma Therapeutics Holdings Inc
(e)
1,888 16
Generation Bio Co
(e)
2,430 16
Geron Corp
(e)
6,266 12
HilleVax Inc
(e)
590 8
Icosavax Inc
(e)
1,258 9
Ideaya Biosciences Inc
(e)
1,820 27
IGM Biosciences Inc
(a),(e)
129 2
Imago Biosciences Inc
(a),(e)
613 10
ImmunityBio Inc
(a),(e)
1,062 4
ImmunoGen Inc
(e)
5,574 26
Immunovant Inc
(e)
2,267 9
Innoviva Inc
(e)
38,863 557
Inovio Pharmaceuticals Inc
(e)
11,214 22
Instil Bio Inc
(a),(e)
3,568 20
Intellia Therapeutics Inc
(e)
1,330 86
Iovance Biotherapeutics Inc
(e)
7,741 90
iTeos Therapeutics Inc
(e)
23,452 573
Janux Therapeutics Inc
(a),(e)
893 11
Keros Therapeutics Inc
(e)
48 2
Kezar Life Sciences Inc
(e)
2,382 23
Kiniksa Pharmaceuticals Ltd
(e)
90 1
Kinnate Biopharma Inc
(e)
1,424 15
Kodiak Sciences Inc
(e)
1,740 17
Kronos Bio Inc
(e)
2,303 10
Krystal Biotech Inc
(e)
710 52
Kymera Therapeutics Inc
(e)
1,934 43
Lexicon Pharmaceuticals Inc
(a),(e)
2,542 6
Ligand Pharmaceuticals Inc
(e)
674 62
Liquidia Corp
(e)
991 5
MacroGenics Inc
(e)
3,144 10
Maravai LifeSciences Holdings Inc
(e)
246,520 6,432
MaxCyte Inc
(e)
4,462 24
MeiraGTx Holdings plc
(e)
1,498 12
Mersana Therapeutics Inc
(e)
4,496 23
Monte Rosa Therapeutics Inc
(a),(e)
1,496 14
Myriad Genetics Inc
(e)
4,078 108
Nektar Therapeutics
(e)
9,298 37
NeoGenomics Inc
(e)
6,374 65
NGM Biopharmaceuticals Inc
(e)
814 12
Nkarta Inc
(e)
1,657 22
Nurix Therapeutics Inc
(e)
2,270 36
Nuvalent Inc
(e)
881 13
Nuvation Bio Inc
(e)
5,709 16
Pardes Biosciences Inc
(e)
1,604 5
PepGen Inc
(e)
379 4
Point Biopharma Global Inc
(e)
255 2
Praxis Precision Medicines Inc
(e)
1,953 7
Precigen Inc
(e)
966 2
Provention Bio Inc
(a),(e)
460 2
PTC Therapeutics Inc
(e)
874 38
Rallybio Corp
(e)
197 2
RAPT Therapeutics Inc
(e)
453 8
Recursion Pharmaceuticals Inc
(e)
6,303 53
REGENXBIO Inc
(e)
13,749 431
Relay Therapeutics Inc
(e)
3,605 69
Replimune Group Inc
(e)
1,542 30
REVOLUTION Medicines Inc
(e)
2,768 63
Rocket Pharmaceuticals Inc
(e)
2,240 32
Sage Therapeutics Inc
(e)
2,671 92
Sana Biotechnology Inc
(a),(e)
4,567 31

Schedule of Investments
SmallCap Value Fund II
July 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Sangamo Therapeutics Inc
(e)
5,802 $ 25
Seer Inc
(e)
2,643 24
Singular Genomics Systems Inc
(a),(e)
2,912 11
Sorrento Therapeutics Inc
(e)
16,545 43
SpringWorks Therapeutics Inc
(e)
1,428 43
Stoke Therapeutics Inc
(e)
1,090 16
Sutro Biopharma Inc
(e)
2,299 13
Syndax Pharmaceuticals Inc
(e)
2,026 41
Talaris Therapeutics Inc
(e)
1,269 6
Tango Therapeutics Inc
(e)
2,435 10
Tarsus Pharmaceuticals Inc
(e)
944 14
Tenaya Therapeutics Inc
(e)
1,582 8
Theravance Biopharma Inc
(e)
401 4
Theseus Pharmaceuticals Inc
(a),(e)
962 7
Travere Therapeutics Inc
(e)
318 7
Turning Point Therapeutics Inc
(e)
2,072 155
Twist Bioscience Corp
(e)
873 38
Tyra Biosciences Inc
(e)
743 8
Vaxart Inc
(a),(e)
5,053 19
VBI Vaccines Inc
(e)
10,917 9
Vera Therapeutics Inc
(e)
73 1
Veracyte Inc
(e)
23,226 612
Verve Therapeutics Inc
(a),(e)
1,602 39
Vir Biotechnology Inc
(e)
3,718 103
Viridian Therapeutics Inc
(e)
394 5
VistaGen Therapeutics Inc
(e)
1,765 —
Xencor Inc
(e)
2,941 84
Zentalis Pharmaceuticals Inc
(e)
110 3
$ 15,487
Building Materials - 1 .40%
American Woodmark Corp
(e)
18,100 909
Boise Cascade Co 24,699 1,746
Caesarstone Ltd 1,173 11
Gibraltar Industries Inc
(e)
1,686 79
Griffon Corp 1,154 35
JELD-WEN Holding Inc
(e)
115,784 2,059
Masonite International Corp
(e)
23,058 2,099
Modine Manufacturing Co
(e)
2,549 33
PGT Innovations Inc
(e)
47,000 1,029
SPX Corp
(e)
116,175 6,869
Summit Materials Inc
(e)
6,088 168
UFP Industries Inc 11,149 1,028
View Inc
(e)
6,331 14
$ 16,079
Chemicals - 3 .96%
AdvanSix Inc 52,517 2,063
American Vanguard Corp 14,164 332
Amyris Inc
(a),(e)
8,360 15
Cabot Corp 13,600 1,010
Chemours Co/The 254,160 9,046
Danimer Scientific Inc
(a),(e)
4,649 21
Ecovyst Inc 192,580 1,971
Element Solutions Inc 855,695 16,909
FMC Corp 78,980 8,775
GCP Applied Technologies Inc
(e)
223 7
Hawkins Inc 10,888 432
HB Fuller Co 13,766 883
Ingevity Corp
(e)
7,400 497
Innospec Inc 9,894 1,009
Intrepid Potash Inc
(e)
567 26
Koppers Holdings Inc 1,048 25
Mativ Inc 2,606 57
Minerals Technologies Inc 1,678 112
NewMarket Corp 1,600 497
Origin Materials Inc
(a),(e)
2,150 13
Perimeter Solutions SA
(e)
6,254 72
Quaker Chemical Corp 230 37
Rayonier Advanced Materials Inc
(e)
3,385 12
Sensient Technologies Corp 131 11
COMMON STOCKS (continued) Shares Held Value (000’s)
Chemicals (continued)
Stepan Co 982 $ 110
Terawulf Inc
(e)
783 1
Trinseo PLC 42,752 1,529
Tronox Holdings PLC 6,005 94
Unifi Inc
(e)
711 10
Valhi Inc 135 7
$ 45,583
Coal - 0 .06%
CONSOL Energy Inc
(e)
113 7
NACCO Industries Inc 229 9
Peabody Energy Corp
(e)
6,043 127
SunCoke Energy Inc 4,276 32
Warrior Met Coal Inc 17,959 573
$ 748
Commercial Services - 5 .71%
2U Inc
(e)
3,829 38
Aaron's Co Inc/The 171,735 2,236
ABM Industries Inc 45,350 2,033
Adtalem Global Education Inc
(e)
2,301 92
Alight Inc
(e)
17,443 132
Alta Equipment Group Inc 974 11
American Public Education Inc
(e)
975 15
API Group Corp
(e)
10,627 188
ASGN Inc
(e)
120,895 12,544
Bakkt Holdings Inc
(e)
3,218 9
Barrett Business Services Inc 7,174 585
BGSF Inc 46,300 602
Bird Global Inc
(e)
9,707 5
BrightView Holdings Inc
(e)
2,305 30
Brink's Co/The 28,400 1,617
Cass Information Systems Inc 55,266 2,015
Cipher Mining Inc
(e)
2,077 4
CompoSecure Inc
(e)
91 1
Core Scientific Inc
(e)
10,943 28
CoreCivic Inc
(e)
6,197 67
Cross Country Healthcare Inc
(e)
1,625 43
Custom Truck One Source Inc
(e)
2,175 13
Deluxe Corp 2,216 56
Distribution Solutions Group Inc
(e)
34 2
Emerald Holding Inc
(e)
336,200 1,059
Ennis Inc 94,389 2,062
European Wax Center Inc 94 2
First Advantage Corp
(e)
2,776 39
FTI Consulting Inc
(e)
56,990 9,321
GEO Group Inc/The
(e)
6,077 40
Graham Holdings Co 693 412
Green Dot Corp
(e)
2,221 62
Greenidge Generation Holdings Inc
(a),(e)
724 2
Hackett Group Inc/The 140 3
Heidrick & Struggles International Inc 64,398 2,005
Huron Consulting Group Inc
(e)
428 29
ICF International Inc 276 26
Information Services Group Inc 1,096 8
John Wiley & Sons Inc 146 8
Kelly Services Inc 80,037 1,735
Korn Ferry 35,226 2,307
Landec Corp
(e)
1,366 14
Laureate Education Inc 66,168 784
LiveRamp Holdings Inc
(e)
3,440 92
ManpowerGroup Inc 19,000 1,490
Marathon Digital Holdings Inc
(a),(e)
5,182 67
MarketWise Inc
(a),(e)
757 2
Medifast Inc 5,900 992
MoneyGram International Inc
(e)
94,112 956
Moneylion Inc
(e)
6,903 11
Monro Inc 1,705 86
Multiplan Corp
(e)
19,413 98
Paysafe Ltd
(e)
17,331 35
Perdoceo Education Corp
(e)
27,393 375

Schedule of Investments
SmallCap Value Fund II
July 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
PFSweb Inc
(e)
860 $ 9
PROG Holdings Inc
(e)
2,312 43
Quad/Graphics Inc
(e)
1,972 6
Redbox Entertainment Inc
(a),(e)
337 2
Rent-A-Center Inc/TX 67,000 1,577
Repay Holdings Corp
(e)
4,496 60
Resources Connection Inc 94,946 2,038
Riot Blockchain Inc
(a),(e)
6,010 44
Ritchie Bros Auctioneers Inc 127,455 9,186
Sabre Corp
(e)
13,317 82
Spire Global Inc
(e)
7,082 11
Sterling Check Corp
(e)
93 2
StoneCo Ltd
(e)
42,578 407
StoneMor Inc
(e)
1,550 5
Strategic Education Inc 1,176 85
Textainer Group Holdings Ltd 2,052 70
Triton International Ltd 20,698 1,326
TrueBlue Inc
(e)
104,410 2,260
V2X Inc
(e)
60,268 2,003
Viad Corp
(e)
1,035 35
Vivint Smart Home Inc
(e)
3,861 18
Willdan Group Inc
(e)
545 15
WW International Inc
(e)
2,780 18
$ 65,790
Computers - 5 .12%
3D Systems Corp
(e)
6,504 74
Cantaloupe Inc
(e)
1,323 8
Conduent Inc
(e)
8,715 41
Corsair Gaming Inc
(a),(e)
879 12
Desktop Metal Inc
(a),(e)
13,615 29
Diebold Nixdorf Inc
(e)
426,413 1,377
ExlService Holdings Inc
(e)
94,735 15,951
Insight Enterprises Inc
(e)
203,290 18,989
Integral Ad Science Holding Corp
(e)
1,346 13
Markforged Holding Corp
(e)
5,406 12
Maximus Inc 8,176 547
Mitek Systems Inc
(e)
169 2
NCR Corp
(e)
46,500 1,509
NetScout Systems Inc
(e)
3,620 129
OneSpan Inc
(e)
1,350 15
PAR Technology Corp
(e)
845 35
Parsons Corp
(e)
1,723 74
Ping Identity Holding Corp
(e)
3,964 68
Rigetti Computing Inc
(a),(e)
1,815 8
SecureWorks Corp
(e)
556 6
Super Micro Computer Inc
(e)
30,000 1,620
Telos Corp
(e)
124,200 986
Thoughtworks Holding Inc
(e)
291,475 4,564
Unisys Corp
(e)
889 12
Vuzix Corp
(a),(e)
429 4
WNS Holdings Ltd ADR
(e)
149,450 12,959
$ 59,044
Consumer Products - 0 .28%
ACCO Brands Corp 206,660 1,482
Central Garden & Pet Co
(e)
37,327 1,617
Central Garden & Pet Co - A Shares
(e)
1,341 55
Leafly Holdings Inc
(a),(e)
96 —
Quanex Building Products Corp 1,693 42
$ 3,196
Cosmetics & Personal Care - 0 .77%
Beauty Health Co/The
(e)
626 8
Coty Inc
(e)
1,199,125 8,778
Edgewell Personal Care Co 2,758 110
Honest Co Inc/The
(e)
3,391 11
$ 8,907
Distribution & Wholesale - 1 .92%
A-Mark Precious Metals Inc 922 28
Avient Corp 1,235 53
Core & Main Inc
(e)
285,400 6,890
COMMON STOCKS (continued) Shares Held Value (000’s)
Distribution & Wholesale (continued)
G-III Apparel Group Ltd
(e)
46,834 $ 1,034
Global Industrial Co 200 7
KAR Auction Services Inc
(e)
6,188 106
Resideo Technologies Inc
(e)
7,424 167
ScanSource Inc
(e)
42,290 1,351
ThredUp Inc
(e)
2,825 6
Titan Machinery Inc
(e)
2,933 83
Univar Solutions Inc
(e)
171,105 4,627
VSE Corp 539 23
Watsco Inc 28,155 7,713
$ 22,088
Diversified Financial Services - 4 .55%
Affiliated Managers Group Inc 7,900 998
Amerant Bancorp Inc 1,435 39
Applied Blockchain Inc
(e)
458 1
Arlington Asset Investment Corp
(e)
155,200 492
Artisan Partners Asset Management Inc 152,300 6,055
AssetMark Financial Holdings Inc
(e)
33,902 644
Associated Capital Group Inc 96 4
Atlanticus Holdings Corp
(e)
87 3
B Riley Financial Inc 28,700 1,479
BGC Partners Inc 16,414 60
Bread Financial Holdings Inc 25,469 1,009
Brightsphere Investment Group Inc 140 3
Brookfield Business Corp
(a)
170 4
Cboe Global Markets Inc 91,595 11,301
Columbia Financial Inc
(e)
1,168 24
Consumer Portfolio Services Inc
(e)
810 10
Cowen Inc 60,042 2,106
Cryptyde Inc
(e)
438 —
Curo Group Holdings Corp 260 2
Diamond Hill Investment Group Inc 5,000 956
Enact Holdings Inc
(a)
22,249 512
Encore Capital Group Inc
(e)
1,227 89
Enova International Inc
(e)
1,629 56
Evercore Inc - Class A 10,100 1,010
EZCORP Inc
(e)
2,559 21
Federal Agricultural Mortgage Corp 13,960 1,540
Federated Hermes Inc 42,000 1,433
Finance Of America Cos Inc
(e)
2,198 4
First Western Financial Inc
(e)
409 11
GAMCO Investors Inc 33 1
GCM Grosvenor Inc 334 3
Greenhill & Co Inc 115,899 1,008
Hannon Armstrong Sustainable Infrastructure
Capital Inc
4,089 148
Home Point Capital Inc 450 2
Janus Henderson Group PLC 59,300 1,528
LendingClub Corp
(e)
4,923 68
Manning & Napier Inc 550 7
Moelis & Co 136,298 6,349
Mr Cooper Group Inc
(e)
3,726 168
Navient Corp 118,513 1,952
Nelnet Inc 761 72
Oportun Financial Corp
(e)
1,450 13
Oppenheimer Holdings Inc 7,612 256
OppFi Inc
(a),(e)
762 2
PennyMac Financial Services Inc 1,516 83
Perella Weinberg Partners 143,605 1,012
Piper Sandler Cos 885 112
PRA Group Inc
(e)
8,761 349
Radian Group Inc 98,598 2,206
Regional Management Corp 21,025 862
Sculptor Capital Management Inc 770 8
Silvercrest Asset Management Group Inc 5,834 104
SLM Corp 84,600 1,320
StepStone Group Inc 13,460 359
Stifel Financial Corp 6,140 367
StoneX Group Inc
(e)
796 69

Schedule of Investments
SmallCap Value Fund II
July 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services (continued)
Sunlight Financial Holdings Inc
(e)
1,376 $ 5
SWK Holdings Corp
(e)
201 4
Velocity Financial Inc
(e)
450 5
Victory Capital Holdings Inc 56,344 1,559
Virtu Financial Inc 63,800 1,488
Virtus Investment Partners Inc 5,129 1,058
World Acceptance Corp
(e)
71 8
$ 52,421
Electric - 1 .44%
ALLETE Inc 33,962 2,108
Altus Power Inc
(e)
1,591 12
Avista Corp 50,890 2,150
Black Hills Corp 29,435 2,272
Hawaiian Electric Industries Inc 49,800 2,107
MGE Energy Inc 1,066 87
NorthWestern Corp 2,788 155
Ormat Technologies Inc 1,022 88
Otter Tail Corp 36,610 2,573
PNM Resources Inc 45,325 2,188
Portland General Electric Co 53,965 2,771
Unitil Corp 809 44
Via Renewables Inc 79 1
$ 16,556
Electrical Components & Equipment - 0 .87%
Belden Inc 33,748 2,184
Encore Wire Corp 20,549 2,846
Energizer Holdings Inc 62,900 1,857
EnerSys 34,577 2,279
ESS Tech Inc
(e)
443 2
Graham Corp 7,385 53
nLight Inc
(e)
2,247 27
Powell Industries Inc 33,783 809
$ 10,057
Electronics - 3 .07%
Advanced Energy Industries Inc 82,875 7,416
Akoustis Technologies Inc
(e)
153 1
Allied Motion Technologies Inc 64 2
Atkore Inc
(e)
11,500 1,142
Avnet Inc 41,900 2,006
Benchmark Electronics Inc 21,786 558
Brady Corp 537 26
Comtech Telecommunications Corp 45,250 526
Evolv Technologies Holdings Inc
(e)
4,377 12
FARO Technologies Inc
(e)
863 28
GoPro Inc
(e)
6,713 43
II-VI Inc
(e)
168,215 8,855
Itron Inc
(e)
37,225 2,174
Kimball Electronics Inc
(e)
58,224 1,281
Knowles Corp
(e)
20,733 410
Mirion Technologies Inc
(a),(e)
7,033 48
OSI Systems Inc
(e)
736 71
Plexus Corp
(e)
13,606 1,278
Sanmina Corp
(e)
52,239 2,406
Stoneridge Inc
(e)
1,136 21
TTM Technologies Inc
(e)
153,700 2,079
Turtle Beach Corp
(e)
198 2
Vishay Intertechnology Inc 103,864 2,145
Vishay Precision Group Inc
(e)
25,920 808
Vontier Corp 78,000 2,012
$ 35,350
Energy - Alternate Sources - 0 .16%
Aemetis Inc
(a),(e)
1,648 12
Alto Ingredients Inc
(e)
3,776 16
Archaea Energy Inc
(e)
2,065 34
Cleanspark Inc
(e)
2,275 9
Eneti Inc
(a)
1,296 8
FuelCell Energy Inc
(e)
5,223 19
FutureFuel Corp 65,749 473
Gevo Inc
(a),(e)
10,031 30
COMMON STOCKS (continued) Shares Held Value (000’s)
Energy - Alternate Sources (continued)
Green Plains Inc
(e)
2,701 $ 97
REX American Resources Corp
(e)
10,585 1,010
Stem Inc
(a),(e)
440 5
Sunnova Energy International Inc
(e)
5,096 133
$ 1,846
Engineering & Construction - 0 .74%
908 Devices Inc
(e)
921 21
Arcosa Inc 2,484 128
Atlas Technical Consultants Inc
(e)
306 2
Concrete Pumping Holdings Inc
(e)
1,484 10
EMCOR Group Inc 5,506 641
Fluor Corp
(e)
74,044 1,881
Frontdoor Inc
(e)
4,245 114
Granite Construction Inc 2,332 70
Great Lakes Dredge & Dock Corp
(e)
137,232 1,775
IES Holdings Inc
(e)
160 5
MYR Group Inc
(e)
5,169 492
Primoris Services Corp 45,655 1,066
Sterling Infrastructure Inc
(e)
40,564 1,043
Tutor Perini Corp
(e)
140,263 1,273
$ 8,521
Entertainment - 2 .02%
Bally's Corp
(a),(e)
300,745 6,607
Cinemark Holdings Inc
(e)
1,179 22
Everi Holdings Inc
(e)
386,526 7,425
IMAX Corp
(e)
1,019 17
International Game Technology PLC 458,384 8,686
Light & Wonder Inc
(e)
5,024 256
Lions Gate Entertainment Corp - A shares
(e)
2,988 26
Lions Gate Entertainment Corp - B shares
(e)
5,988 50
Madison Square Garden Entertainment Corp
(e)
1,317 77
RCI Hospitality Holdings Inc 37 2
Red Rock Resorts Inc 1,491 59
Reservoir Media Inc
(e)
78 —
SeaWorld Entertainment Inc
(e)
1,149 55
$ 23,282
Environmental Control - 0 .01%
Centrus Energy Corp
(e)
553 18
Harsco Corp
(e)
4,028 19
Heritage-Crystal Clean Inc
(e)
797 27
Li-Cycle Holdings Corp
(e)
4,185 30
PureCycle Technologies Inc
(e)
1,251 10
$ 104
Food - 1 .19%
B&G Foods Inc
(a)
43,888 1,084
Boxed Inc
(a),(e)
654 1
Cal-Maine Foods Inc 24,766 1,266
Chefs' Warehouse Inc/The
(e)
485 17
Hain Celestial Group Inc/The
(e)
3,857 88
HF Foods Group Inc
(e)
1,889 10
Hostess Brands Inc
(e)
44,628 1,009
Ingles Markets Inc 10,997 1,050
John B Sanfilippo & Son Inc 178 13
Krispy Kreme Inc
(a)
2,712 39
Lancaster Colony Corp 153 20
Mission Produce Inc
(e)
1,811 26
Natural Grocers by Vitamin Cottage Inc 33,961 563
Performance Food Group Co
(e)
137,790 6,850
Seneca Foods Corp - Class A
(e)
302 17
SpartanNash Co 21,038 679
SunOpta Inc
(e)
376 3
Tattooed Chef Inc
(a),(e)
160 1
Tootsie Roll Industries Inc 126 5
TreeHouse Foods Inc
(e)
2,607 113
United Natural Foods Inc
(e)
2,772 118
Utz Brands Inc 494 8
Village Super Market Inc 9,063 205
Weis Markets Inc 7,144 549

Schedule of Investments
SmallCap Value Fund II
July 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Food (continued)
Whole Earth Brands Inc
(e)
2,123 $ 12
$ 13,746
Food Service - 0 .17%
Healthcare Services Group Inc 138,872 1,991
Sovos Brands Inc
(e)
495 7
$ 1,998
Forest Products & Paper - 0 .19%
Clearwater Paper Corp
(e)
853 30
Glatfelter Corp 110,398 678
Mercer International Inc 91,400 1,459
Resolute Forest Products Inc
(e)
2,354 48
Sylvamo Corp 124 5
$ 2,220
Gas - 2 .06%
Brookfield Infrastructure Corp 13,509 619
Chesapeake Utilities Corp 386 53
New Jersey Resources Corp 4,548 210
Northwest Natural Holding Co 1,747 94
ONE Gas Inc 2,757 234
South Jersey Industries Inc 61,954 2,123
Southwest Gas Holdings Inc 116,893 10,165
Spire Inc 135,581 10,202
$ 23,700
Hand & Machine Tools - 1 .05%
Enerpac Tool Group Corp 75,900 1,541
Franklin Electric Co Inc 115,210 10,463
Kennametal Inc 4,241 114
Luxfer Holdings PLC 877 14
$ 12,132
Healthcare - Products - 0 .69%
Adaptive Biotechnologies Corp
(e)
5,429 50
Alphatec Holdings Inc
(e)
419 3
AngioDynamics Inc
(e)
1,904 43
Artivion Inc
(e)
332 6
AtriCure Inc
(e)
817 40
Avanos Medical Inc
(e)
2,413 68
Avantor Inc
(e)
212,010 6,153
BioLife Solutions Inc
(e)
1,592 31
Bionano Genomics Inc
(a),(e)
14,828 28
Bioventus Inc
(e)
1,649 14
Butterfly Network Inc
(a),(e)
6,815 30
Cardiovascular Systems Inc
(e)
945 15
Castle Biosciences Inc
(e)
1,215 34
Cue Health Inc
(a),(e)
5,280 18
Inari Medical Inc
(e)
221 17
Inmode Ltd
(e)
4,900 163
Inogen Inc
(e)
1,109 31
Integer Holdings Corp
(e)
1,686 118
LivaNova PLC
(e)
647 41
Merit Medical Systems Inc
(e)
396 23
MiMedx Group Inc
(e)
5,789 20
NanoString Technologies Inc
(e)
273 3
Nautilus Biotechnology Inc
(e)
2,698 8
Neogen Corp
(e)
454 10
OraSure Technologies Inc
(e)
3,811 12
Orthofix Medical Inc
(e)
986 25
Pacific Biosciences of California Inc
(e)
11,602 51
Patterson Cos Inc 16,749 520
Quanterix Corp
(e)
1,504 24
Quantum-Si Inc
(e)
4,744 15
RxSight Inc
(a),(e)
74 1
SeaSpine Holdings Corp
(e)
1,850 11
SomaLogic Inc
(a),(e)
6,705 34
Tactile Systems Technology Inc
(e)
712 6
Tenon Medical Inc
(e)
210 —
Utah Medical Products Inc 16 1
Varex Imaging Corp
(e)
1,977 44
ViewRay Inc
(e)
955 3
Zimvie Inc
(e)
1,061 21
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products (continued)
Zynex Inc 28,800 $ 247
$ 7,982
Healthcare - Services - 1 .26%
23andMe Holding Co
(a),(e)
5,131 14
Accolade Inc
(e)
2,992 28
Addus HomeCare Corp
(e)
475 44
American Well Corp
(e)
11,782 46
ATI Physical Therapy Inc
(e)
4,236 4
Aveanna Healthcare Holdings Inc
(e)
2,521 5
Bright Health Group Inc
(e)
9,240 15
Brookdale Senior Living Inc
(e)
9,551 46
CareMax Inc
(e)
3,258 23
Community Health Systems Inc
(e)
6,430 19
Fulgent Genetics Inc
(e)
1,101 66
Innovage Holding Corp
(e)
957 4
Inotiv Inc
(e)
985 18
Invitae Corp
(a),(e)
11,993 23
LifeStance Health Group Inc
(a),(e)
3,460 21
ModivCare Inc
(e)
441 44
Nano-X Imaging Ltd
(a),(e)
1,957 24
National HealthCare Corp 640 45
OPKO Health Inc
(e)
20,773 49
Oscar Health Inc
(e)
6,064 33
P3 Health Partners Inc
(a),(e)
542 3
Pediatrix Medical Group Inc
(e)
4,408 100
Science 37 Holdings Inc
(e)
338 1
Select Medical Holdings Corp 835 25
Sema4 Holdings Corp
(e)
8,071 13
Surgery Partners Inc
(e)
260 10
Syneos Health Inc
(e)
173,815 13,756
$ 14,479
Holding Companies - Diversified - 0 .00%
Professional Holding Corp
(e)
621 14
Home Builders - 2 .03%
Beazer Homes USA Inc
(e)
1,523 23
Century Communities Inc 31,236 1,598
Forestar Group Inc
(e)
714 10
Green Brick Partners Inc
(e)
21,988 589
Installed Building Products Inc 90,625 9,191
KB Home 33,265 1,086
Landsea Homes Corp
(e)
607 5
LGI Homes Inc
(e)
9,994 1,127
M/I Homes Inc
(e)
37,529 1,726
MDC Holdings Inc 2,172 79
Meritage Homes Corp
(e)
44,219 3,904
Taylor Morrison Home Corp
(e)
39,383 1,130
Thor Industries Inc 17,900 1,510
Tri Pointe Homes Inc
(e)
69,154 1,281
Winnebago Industries Inc 1,639 99
$ 23,358
Home Furnishings - 0 .35%
Aterian Inc
(a),(e)
3,155 7
Ethan Allen Interiors Inc 70,685 1,626
Hooker Furnishings Corp 62,065 1,027
iRobot Corp
(e)
182 8
MillerKnoll Inc 29,698 894
Purple Innovation Inc
(a),(e)
2,912 10
Sleep Number Corp
(e)
8,608 388
Snap One Holdings Corp
(a),(e)
937 11
Traeger Inc
(a),(e)
1,813 6
Universal Electronics Inc
(e)
623 17
Weber Inc
(a)
1,410 9
$ 4,003
Housewares - 0 .04%
Lifetime Brands Inc 752 8
Tupperware Brands Corp
(e)
66,026 493
$ 501

Schedule of Investments
SmallCap Value Fund II
July 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance - 4 .84%
Ambac Financial Group Inc
(e)
136,167 $ 1,603
American Equity Investment Life Holding Co 56,855 2,135
AMERISAFE Inc 7,518 342
Argo Group International Holdings Ltd 16,392 537
Assured Guaranty Ltd 33,700 1,968
Axis Capital Holdings Ltd 32,400 1,636
Brighthouse Financial Inc
(e)
22,800 990
Brown & Brown Inc 103,675 6,749
CNO Financial Group Inc 110,267 2,068
Crawford & Co 928 7
Doma Holdings Inc
(e)
7,009 5
Donegal Group Inc 771 11
eHealth Inc
(e)
1,000 7
Employers Holdings Inc 48,577 1,929
Enstar Group Ltd
(e)
10,363 2,051
Essent Group Ltd 65,282 2,726
First American Financial Corp 139,325 8,081
Genworth Financial Inc
(e)
26,154 111
Goosehead Insurance Inc
(a)
133 7
Greenlight Capital Re Ltd
(e)
6,687 48
Hanover Insurance Group Inc/The 3,300 450
Hippo Holdings Inc
(e)
12,845 11
Horace Mann Educators Corp 44,412 1,521
Investors Title Co 59 9
Jackson Financial Inc 3,874 107
James River Group Holdings Ltd 1,882 45
Kemper Corp 30,700 1,437
Lemonade Inc
(a),(e)
2,395 45
MBIA Inc
(e)
2,459 31
Mercury General Corp 13,069 548
MGIC Investment Corp 55,500 785
National Western Life Group Inc 5,598 1,131
NI Holdings Inc
(e)
492 7
NMI Holdings Inc
(e)
113,337 2,146
Primerica Inc 3,800 489
ProAssurance Corp 2,763 61
Root Inc/OH
(e)
7,908 8
Safety Insurance Group Inc 9,124 790
Selective Insurance Group Inc 80,684 6,282
Selectquote Inc
(e)
542,078 998
SiriusPoint Ltd
(e)
293,345 1,285
Stewart Information Services Corp 10,572 578
Tiptree Inc 1,241 14
Trean Insurance Group Inc
(e)
388,054 2,003
United Fire Group Inc 1,091 36
Universal Insurance Holdings Inc 31,158 394
White Mountains Insurance Group Ltd 1,200 1,487
$ 55,709
Internet - 0 .15%
1-800-Flowers.com Inc
(e)
1,403 14
1stdibs.com Inc
(e)
1,322 9
aka Brands Holding Corp
(e)
596 1
Allbirds Inc
(e)
3,411 17
Arena Group Holdings Inc/The
(a),(e)
159 2
BARK Inc
(e)
2,918 4
Blade Air Mobility Inc
(e)
2,933 16
Bumble Inc
(e)
4,426 168
Cars.com Inc
(e)
3,072 36
ChannelAdvisor Corp
(e)
1,536 23
Cogent Communications Holdings Inc 1,000 64
ContextLogic Inc
(e)
29,344 44
DHI Group Inc
(e)
375 2
Edgio Inc
(e)
615 2
ePlus Inc
(e)
16,516 918
Eventbrite Inc
(e)
532 5
Figs Inc
(e)
1,076 11
fuboTV Inc
(a),(e)
9,128 23
Groupon Inc
(e)
1,016 11
HealthStream Inc
(e)
1,161 28
COMMON STOCKS (continued) Shares Held Value (000’s)
Internet (continued)
Innovid Corp
(e)
251 $ 1
Inspirato Inc
(e)
580 3
Lands' End Inc
(e)
833 11
Liquidity Services Inc
(e)
701 14
Magnite Inc
(e)
6,719 51
Overstock.com Inc
(e)
2,181 63
Poshmark Inc
(e)
2,354 25
QuinStreet Inc
(e)
2,496 27
RealReal Inc/The
(e)
3,711 9
Rover Group Inc
(e)
283 1
RumbleON Inc
(a),(e)
586 10
Solo Brands Inc
(a),(e)
1,244 6
Squarespace Inc
(a),(e)
1,200 25
Stitch Fix Inc
(e)
2,556 15
TrueCar Inc
(e)
4,733 12
Vacasa Inc
(e)
2,316 6
Vivid Seats Inc
(a)
1,044 9
$ 1,686
Investment Companies - 0 .01%
Cannae Holdings Inc
(e)
3,877 82
Compass Diversified Holdings 3,106 75
$ 157
Iron & Steel - 0 .16%
ATI Inc
(e)
22,887 569
Carpenter Technology Corp 2,448 79
Commercial Metals Co 29,456 1,167
Schnitzer Steel Industries Inc 1,207 43
$ 1,858
Leisure Products & Services - 0 .51%
Acushnet Holdings Corp 1,255 61
Bowlero Corp
(a),(e)
1,991 23
Callaway Golf Co
(e)
7,182 165
Clarus Corp 249 5
Johnson Outdoors Inc 29,375 1,977
Life Time Group Holdings Inc
(e)
2,152 31
Lindblad Expeditions Holdings Inc
(e)
1,552 12
OneWater Marine Inc
(e)
54,356 1,970
Virgin Galactic Holdings Inc
(a),(e)
6,138 46
Vista Outdoor Inc
(e)
53,164 1,600
Xponential Fitness Inc
(e)
666 10
$ 5,900
Lodging - 0 .16%
Bluegreen Vacations Holding Corp 16,987 446
Century Casinos Inc
(e)
270 2
Full House Resorts Inc
(e)
1,358 9
Marcus Corp/The 1,215 20
Travel + Leisure Co 32,100 1,384
$ 1,861
Machinery - Construction & Mining - 0 .17%
Argan Inc 9,143 340
Astec Industries Inc 1,168 58
Hyster-Yale Materials Handling Inc 42,906 1,484
Manitowoc Co Inc/The
(e)
1,776 20
NuScale Power Corp
(a),(e)
970 14
Terex Corp 1,771 59
$ 1,975
Machinery - Diversified - 2 .64%
Alamo Group Inc 55,585 7,193
Albany International Corp 1,298 119
Altra Industrial Motion Corp 3,335 139
Cactus Inc 27,600 1,148
CIRCOR International Inc
(e)
685 12
Columbus McKinnon Corp/NY 1,432 47
DXP Enterprises Inc/TX
(e)
15,576 529
Eastman Kodak Co
(a),(e)
2,986 17
Flowserve Corp 60,300 2,041
Gates Industrial Corp PLC
(e)
81,200 999
Gorman-Rupp Co/The 949 29

Schedule of Investments
SmallCap Value Fund II
July 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Diversified (continued)
GrafTech International Ltd 191,700 $ 1,476
Hydrofarm Holdings Group Inc
(e)
2,472 8
Ichor Holdings Ltd
(e)
181,609 5,677
Mueller Water Products Inc - Class A 75,300 980
Ranpak Holdings Corp
(e)
2,269 12
Tennant Co 523 35
Thermon Group Holdings Inc
(e)
110,181 1,715
Watts Water Technologies Inc 59,465 8,214
$ 30,390
Media - 0 .12%
AMC Networks Inc
(e)
1,547 47
Audacy Inc
(e)
6,889 4
Cumulus Media Inc
(e)
1,046 8
EW Scripps Co/The
(e)
2,998 43
Gannett Co Inc
(e)
7,377 22
Gray Television Inc 2,431 45
iHeartMedia Inc
(e)
6,187 46
Liberty Latin America Ltd - Class A
(e)
2,012 15
Liberty Latin America Ltd - Class C
(e)
38,038 280
Scholastic Corp 1,413 67
TEGNA Inc 34,522 723
Thryv Holdings Inc
(e)
975 24
Urban One Inc
(e)
468 2
Urban One Inc
(e)
679 2
Value Line Inc 12 1
WideOpenWest Inc
(e)
1,166 22
$ 1,351
Metal Fabrication & Hardware - 0 .84%
AZZ Inc 48,654 2,069
Fathom Digital Manufacturing C
(e)
571 2
Hillman Solutions Corp
(e)
6,909 72
L B Foster Co
(e)
21,700 317
Mueller Industries Inc 28,616 1,926
Northwest Pipe Co
(e)
405 13
Olympic Steel Inc 2,897 86
Proto Labs Inc
(e)
21,280 1,041
RBC Bearings Inc
(e)
1,252 295
Ryerson Holding Corp 32,095 880
Standex International Corp 605 59
Timken Co/The 20,400 1,334
TimkenSteel Corp
(e)
2,376 48
Tredegar Corp 85,818 900
Worthington Industries Inc 11,529 590
$ 9,632
Mining - 0 .39%
Arconic Corp
(e)
38,331 1,158
Coeur Mining Inc
(e)
14,309 46
Compass Minerals International Inc 16,000 596
Constellium SE
(e)
36,673 537
Energy Fuels Inc/Canada
(a),(e)
1,546 10
Hecla Mining Co 27,476 124
Hycroft Mining Holding Corp
(e)
1,393 1
Kaiser Aluminum Corp 26,146 1,981
Novagold Resources Inc
(e)
717 4
Piedmont Lithium Inc
(a),(e)
638 29
PolyMet Mining Corp
(e)
1,654 5
United States Lime & Minerals Inc 27 3
Ur-Energy Inc
(e)
1,134 1
$ 4,495
Miscellaneous Manufacturers - 2 .07%
AMMO Inc
(a),(e)
4,482 22
Chase Corp 12,694 1,154
EnPro Industries Inc 15,424 1,441
ESCO Technologies Inc 1,197 93
Fabrinet
(e)
82,829 7,956
Federal Signal Corp 254,760 10,578
Haynes International Inc 622 24
Hillenbrand Inc 45,660 2,110
Materion Corp 72 6
COMMON STOCKS (continued) Shares Held Value (000’s)
Miscellaneous Manufacturers (continued)
NL Industries Inc 460 $ 4
Park Aerospace Corp 1,045 13
Sight Sciences Inc
(e)
1,104 10
Smith & Wesson Brands Inc 2,170 32
Sturm Ruger & Co Inc 4,836 320
Trinity Industries Inc 3,641 94
$ 23,857
Office & Business Equipment - 0 .01%
Xerox Holdings Corp 5,869 101
Office Furnishings - 0 .25%
CompX International Inc 100 2
Interface Inc 68,227 989
Kimball International Inc 192,987 1,580
Steelcase Inc 31,345 349
$ 2,920
Oil & Gas - 4 .90%
Amplify Energy Corp
(e)
25,458 174
Antero Resources Corp
(e)
180,090 7,139
Berry Corp 235,519 2,011
Borr Drilling Ltd
(a),(e)
3,807 15
California Resources Corp 58,739 2,635
Callon Petroleum Co
(e)
457 21
Centennial Resource Development Inc/DE
(e)
232,280 1,547
Chord Energy Corp 29,599 3,796
Civitas Resources Inc 37,784 2,228
CNX Resources Corp
(e)
26,389 456
Comstock Resources Inc
(e)
254,350 4,052
Crescent Energy Co 116,700 1,704
Diamond Offshore Drilling Inc
(a),(e)
5,126 34
Helmerich & Payne Inc 5,277 244
Kosmos Energy Ltd
(e)
242,721 1,539
Laredo Petroleum Inc
(e)
12,300 1,091
Murphy Oil Corp 70,707 2,485
Nabors Industries Ltd
(e)
65 9
Noble Corp
(e)
18,478 554
Northern Oil and Gas Inc 56,114 1,618
Ovintiv Inc 120,295 6,146
Par Pacific Holdings Inc
(e)
60,900 1,005
Patterson-UTI Energy Inc 3,554 59
PBF Energy Inc
(e)
3,839 128
PDC Energy Inc 92,610 6,083
Precision Drilling Corp
(e)
2,400 164
Ranger Oil Corp 54,500 2,074
Riley Exploration Permian Inc 218 6
Ring Energy Inc
(e)
2,912 8
Sitio Royalties Corp 22,098 652
Southwestern Energy Co
(e)
812,035 5,733
Talos Energy Inc
(e)
54,300 1,029
Vertex Energy Inc
(a),(e)
352 5
W&T Offshore Inc
(e)
916 4
$ 56,448
Oil & Gas Services - 1 .50%
Archrock Inc 6,951 59
Bristow Group Inc
(e)
1,208 31
ChampionX Corp 69,300 1,448
Core Laboratories NV 15,200 288
DMC Global Inc
(e)
727 17
Dril-Quip Inc
(e)
78,645 2,017
Expro Group Holdings NV
(e)
148,067 1,803
Helix Energy Solutions Group Inc
(e)
267,597 1,081
Liberty Energy Inc
(e)
67,300 956
Matrix Service Co
(e)
164,800 913
National Energy Services Reunited Corp
(e)
257,791 1,817
Newpark Resources Inc
(e)
431,016 1,517
NOW Inc
(e)
5,661 63
Oceaneering International Inc
(e)
533 6
Oil States International Inc
(e)
40,786 208
ProPetro Holding Corp
(e)
98,881 1,040
Select Energy Services Inc
(e)
152,161 1,136

Schedule of Investments
SmallCap Value Fund II
July 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas Services (continued)
Solaris Oilfield Infrastructure Inc 92,900 $ 1,030
TechnipFMC PLC
(e)
87,500 708
Tidewater Inc
(e)
51,152 1,127
US Silica Holdings Inc
(e)
3,226 45
$ 17,310
Packaging & Containers - 0 .10%
Greif Inc - Class A 1,128 80
Greif Inc - Class B 238 17
Matthews International Corp 1,562 44
O-I Glass Inc
(e)
1,503 22
Pactiv Evergreen Inc 2,213 22
TriMas Corp 31,970 946
$ 1,131
Pharmaceuticals - 0 .98%
AbCellera Biologics Inc
(e)
6,101 61
AdaptHealth Corp
(e)
3,704 82
Aduro Biotech
(e)
161 —
Aerie Pharmaceuticals Inc
(e)
397 3
Agios Pharmaceuticals Inc
(e)
2,796 60
Amylyx Pharmaceuticals Inc
(a),(e)
522 14
Anika Therapeutics Inc
(e)
703 16
Beachbody Co Inc/The
(a),(e)
4,936 6
BellRing Brands Inc
(e)
17,884 432
Bioxcel Therapeutics Inc
(a),(e)
927 14
Chimerix Inc
(e)
1,582 3
Covetrus Inc
(e)
5,432 113
Embecta Corp
(e)
403 12
Enanta Pharmaceuticals Inc
(e)
892 49
Endo International PLC
(e)
13,110 7
Fulcrum Therapeutics Inc
(a),(e)
1,933 11
Gelesis Holdings Inc
(e)
449 1
Herbalife Nutrition Ltd
(e)
62,503 1,526
Ironwood Pharmaceuticals Inc
(e)
78,700 901
Jounce Therapeutics Inc
(e)
2,385 7
KalVista Pharmaceuticals Inc
(e)
1,276 16
Kura Oncology Inc
(e)
3,252 50
Lyell Immunopharma Inc
(a),(e)
8,884 49
MannKind Corp
(a),(e)
11,433 39
Morphic Holding Inc
(e)
212 6
Nature's Sunshine Products Inc
(e)
769 8
Owens & Minor Inc 3,346 118
PetIQ Inc
(e)
322 5
Phibro Animal Health Corp 25,266 494
PMV Pharmaceuticals Inc
(e)
1,885 28
Prestige Consumer Healthcare Inc
(e)
40,442 2,440
Protagonist Therapeutics Inc
(e)
2,356 23
Reata Pharmaceuticals Inc
(e)
259 8
Relmada Therapeutics Inc
(e)
421 11
Supernus Pharmaceuticals Inc
(e)
2,509 80
Taro Pharmaceutical Industries Ltd
(e)
45,900 1,638
Tricida Inc
(a),(e)
1,398 13
USANA Health Sciences Inc
(e)
14,000 975
Vanda Pharmaceuticals Inc
(e)
183,544 1,979
Zogenix Inc
(e),(f)
4,885 4
$ 11,302
Pipelines - 0 .30%
Equitrans Midstream Corp 278,795 2,188
Excelerate Energy Inc 945 21
Golar LNG Ltd
(e)
4,891 110
Kinetik Holdings Inc
(a)
29,268 1,190
NextDecade Corp
(a),(e)
250 2
$ 3,511
Private Equity - 0 .00%
Chicago Atlantic Real Estate Finance Inc 388 6
Real Estate - 0 .34%
American Realty Investors Inc
(e)
84 1
Angel Oak Mortgage Inc 675 10
Anywhere Real Estate Inc
(e)
5,947 59
Douglas Elliman Inc 3,605 22
COMMON STOCKS (continued) Shares Held Value (000’s)
Real Estate (continued)
FRP Holdings Inc
(e)
337 $ 20
Kennedy-Wilson Holdings Inc 6,062 125
Legacy Housing Corp
(e)
490 7
Marcus & Millichap Inc 4,300 176
Newmark Group Inc 7,027 80
Radius Global Infrastructure Inc
(e)
3,830 58
RE/MAX Holdings Inc 59,656 1,511
RMR Group Inc/The 62,025 1,793
Stratus Properties Inc
(e)
304 10
Transcontinental Realty Investors Inc
(e)
71 3
$ 3,875
REITs - 2 .29%
Acadia Realty Trust 4,781 82
AFC Gamma Inc 29,485 484
Agree Realty Corp 3,811 303
Alexander & Baldwin Inc 3,715 74
Alexander's Inc 7,300 1,778
American Assets Trust Inc 2,530 76
Apartment Investment and Management Co
(e)
7,690 64
Apollo Commercial Real Estate Finance Inc 28,024 358
Apple Hospitality REIT Inc 29,783 496
Arbor Realty Trust Inc 7,976 133
Ares Commercial Real Estate Corp 2,291 31
Armada Hoffler Properties Inc 3,442 49
ARMOUR Residential REIT Inc 44,851 354
Ashford Hospitality Trust Inc
(e)
1,795 16
Blackstone Mortgage Trust Inc 8,745 271
Bluerock Residential Growth REIT Inc 938 25
Braemar Hotels & Resorts Inc 191,440 993
Brandywine Realty Trust 8,716 82
BrightSpire Capital Inc 4,887 43
Broadmark Realty Capital Inc 44,506 338
Broadstone Net Lease Inc 8,692 197
BRT Apartments Corp 615 14
CareTrust REIT Inc 4,569 94
CatchMark Timber Trust Inc 951 11
CBL & Associates Properties Inc 1,138 35
Cedar Realty Trust Inc 558 16
Centerspace 783 67
Chatham Lodging Trust
(e)
2,455 30
Chimera Investment Corp 12,217 128
City Office REIT Inc 2,186 31
Claros Mortgage Trust Inc 4,720 90
Clipper Realty Inc 101 1
Community Healthcare Trust Inc 495 19
Corporate Office Properties Trust 5,100 144
CTO Realty Growth Inc 883 19
DiamondRock Hospitality Co 10,773 100
Diversified Healthcare Trust 12,178 21
Dynex Capital Inc 54,209 910
Easterly Government Properties Inc 37,824 767
Ellington Financial Inc 2,914 47
Empire State Realty Trust Inc 7,034 60
Equity Commonwealth
(e)
5,538 155
Essential Properties Realty Trust Inc 6,077 147
Farmland Partners Inc 2,346 35
Four Corners Property Trust Inc 3,733 109
Franklin BSP Realty Trust Inc 4,318 66
Franklin Street Properties Corp 4,968 19
Getty Realty Corp 2,160 63
Gladstone Commercial Corp 178 4
Gladstone Land Corp 749 20
Global Medical REIT Inc 3,129 38
Global Net Lease Inc 5,348 81
Granite Point Mortgage Trust Inc 49,137 521
Great Ajax Corp 60,753 670
Healthcare Realty Trust Inc 29,689 779
Hersha Hospitality Trust
(e)
1,549 16
Independence Realty Trust Inc 11,386 253

Schedule of Investments
SmallCap Value Fund II
July 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Indus Realty Trust Inc 276 $ 17
Industrial Logistics Properties Trust 3,155 32
InvenTrust Properties Corp 3,475 100
Invesco Mortgage Capital Inc 1,699 30
iStar Inc 48,539 811
Kite Realty Group Trust 11,190 223
KKR Real Estate Finance Trust Inc 2,651 52
Ladder Capital Corp 5,831 69
LTC Properties Inc 1,995 84
LXP Industrial Trust 14,533 159
Macerich Co/The 11,063 117
MFA Financial Inc 60,074 778
National Health Investors Inc 2,261 147
Necessity Retail REIT Inc/The 6,860 53
NETSTREIT Corp 2,465 51
New York Mortgage Trust Inc 335,713 1,054
Nexpoint Real Estate Finance Inc 443 9
NexPoint Residential Trust Inc 77 5
Office Properties Income Trust 2,455 51
One Liberty Properties Inc 831 23
Orchid Island Capital Inc 9,130 29
Orion Office REIT Inc 2,925 32
Paramount Group Inc 9,585 75
Park Hotels & Resorts Inc 129,400 2,017
Pebblebrook Hotel Trust 109,369 2,139
PennyMac Mortgage Investment Trust 3,808 59
Physicians Realty Trust 11,556 205
Piedmont Office Realty Trust Inc 25,431 350
Plymouth Industrial REIT Inc 1,928 37
Postal Realty Trust Inc 433 7
PotlatchDeltic Corp 3,505 172
Ready Capital Corp 3,799 53
Redwood Trust Inc 6,170 53
Retail Opportunity Investments Corp 6,190 108
RLJ Lodging Trust 8,444 105
RPT Realty 4,282 47
Ryman Hospitality Properties Inc
(e)
2,759 244
Sabra Health Care REIT Inc 11,856 182
Safehold Inc 455 19
Saul Centers Inc 68 4
Seritage Growth Properties
(e)
152,300 1,831
Service Properties Trust 8,434 55
SITE Centers Corp 10,003 146
STAG Industrial Inc 25,170 825
Summit Hotel Properties Inc
(e)
5,376 42
Sunstone Hotel Investors Inc
(e)
11,044 125
Terreno Realty Corp 3,813 239
TPG RE Finance Trust Inc 49,035 532
Two Harbors Investment Corp 17,750 96
UMH Properties Inc 499 11
Uniti Group Inc 12,190 122
Urban Edge Properties 5,873 97
Urstadt Biddle Properties Inc 20,106 370
Veris Residential Inc
(e)
4,420 62
Washington Real Estate Investment Trust 4,484 99
Whitestone REIT 2,396 27
Xenia Hotels & Resorts Inc
(e)
5,871 96
$ 26,404
Retail - 4 .83%
Abercrombie & Fitch Co
(e)
2,543 45
Academy Sports & Outdoors Inc 14,219 612
American Eagle Outfitters Inc
(a)
91,517 1,102
America's Car-Mart Inc/TX
(e)
298 31
Asbury Automotive Group Inc
(e)
10,582 1,816
Bassett Furniture Industries Inc 15,400 353
Beacon Roofing Supply Inc
(e)
130,968 7,861
Bed Bath & Beyond Inc
(a),(e)
1,264 6
Big 5 Sporting Goods Corp
(a)
74,818 962
Big Lots Inc 1,433 29
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Biglari Holdings Inc
(e)
45 $ 5
BJ's Restaurants Inc
(e)
1,157 27
Bloomin' Brands Inc 22,726 463
BlueLinx Holdings Inc
(e)
17,374 1,390
Boot Barn Holdings Inc
(e)
13,900 866
Brinker International Inc
(e)
45,253 1,256
Buckle Inc/The 124 4
Build-A-Bear Workshop Inc 220 3
Cato Corp/The 116,758 1,442
Chico's FAS Inc
(e)
1,935 10
Children's Place Inc/The
(e)
9,361 405
Chuy's Holdings Inc
(e)
961 21
Citi Trends Inc
(e)
410 10
Clean Energy Fuels Corp
(e)
8,704 56
Conn's Inc
(e)
739 7
Container Store Group Inc/The
(e)
1,695 13
Denny's Corp
(e)
969 9
Designer Brands Inc 821 12
Destination XL Group Inc
(e)
1,607 7
Dine Brands Global Inc 11,414 814
Duluth Holdings Inc
(e)
391 4
El Pollo Loco Holdings Inc
(e)
87,020 846
EVgo Inc
(a),(e)
3,070 28
Express Inc
(e)
3,637 6
First Watch Restaurant Group Inc
(e)
369 6
FirstCash Holdings Inc 7,777 569
Foot Locker Inc 53,062 1,505
Franchise Group Inc 15,305 504
Genesco Inc
(e)
20,967 1,175
GMS Inc
(e)
9,700 515
Group 1 Automotive Inc 12,361 2,187
GrowGeneration Corp
(a),(e)
2,999 15
Guess? Inc 52,500 993
Haverty Furniture Cos Inc 56,268 1,538
Hibbett Inc 29,924 1,404
Jack in the Box Inc 8,431 583
JOANN Inc 624 6
Kirkland's Inc
(e)
146,100 454
La-Z-Boy Inc 38,202 1,064
LL Flooring Holdings Inc
(e)
50,525 507
MarineMax Inc
(e)
46,195 1,887
Movado Group Inc 798 27
National Vision Holdings Inc
(e)
3,909 114
Nu Skin Enterprises Inc 27,605 1,201
ODP Corp/The
(e)
2,203 80
Papa John's International Inc 468 45
Party City Holdco Inc
(e)
3,976 5
Patrick Industries Inc 1,004 61
PC Connection Inc 29,036 1,377
PetMed Express Inc
(a)
201 4
Potbelly Corp
(e)
85,100 431
PriceSmart Inc 461 31
Qurate Retail Inc 17,881 49
RH
(e)
12,080 3,375
Rite Aid Corp
(a),(e)
1,532 13
Rush Enterprises Inc - Class A 121,424 5,851
Rush Enterprises Inc - Class B 323 17
Ruth's Hospitality Group Inc 31,500 553
Sally Beauty Holdings Inc
(e)
436 6
Shoe Carnival Inc 897 20
Signet Jewelers Ltd 15,391 938
Sonic Automotive Inc 48,630 2,035
Sportsman's Warehouse Holdings Inc
(e)
2,226 22
Tile Shop Holdings Inc 2,060 7
Tilly's Inc 50,164 380
TravelCenters of America Inc
(e)
9,942 415
Vera Bradley Inc
(e)
252,700 1,059
Volta Inc
(a),(e)
6,919 13
Winmark Corp 152 34

Schedule of Investments
SmallCap Value Fund II
July 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
World Fuel Services Corp 55,282 $ 1,533
Zumiez Inc
(e)
19,896 518
$ 55,647
Savings & Loans - 1 .81%
Axos Financial Inc
(e)
2,641 110
Banc of California Inc 2,818 49
Berkshire Hills Bancorp Inc 70,978 2,000
Brookline Bancorp Inc 107,313 1,484
Capitol Federal Financial Inc 6,675 64
Flushing Financial Corp 89,175 1,926
FS Bancorp Inc 16,200 487
Hingham Institution For Savings The 71 21
Home Bancorp Inc 16,166 609
HomeTrust Bancshares Inc 620 15
New York Community Bancorp Inc 191,800 2,037
Northfield Bancorp Inc 64,302 947
Northwest Bancshares Inc 6,237 90
OceanFirst Financial Corp 73,175 1,504
Pacific Premier Bancorp Inc 25,211 848
Provident Financial Services Inc 58,431 1,423
Southern Missouri Bancorp Inc 18,021 972
Territorial Bancorp Inc 24,468 548
Washington Federal Inc 75,021 2,560
Waterstone Financial Inc 91,945 1,714
WSFS Financial Corp 30,690 1,465
$ 20,873
Semiconductors - 2 .59%
ACM Research Inc
(e)
18,125 306
Alpha & Omega Semiconductor Ltd
(e)
276 12
Amkor Technology Inc 19,093 385
AXT Inc
(e)
2,078 18
Cirrus Logic Inc
(e)
5,900 504
Cohu Inc
(e)
2,460 70
Diodes Inc
(e)
25,214 2,052
Impinj Inc
(e)
109 9
MKS Instruments Inc 80,425 9,506
Ouster Inc
(e)
7,059 12
Photronics Inc
(e)
98,513 2,346
Rambus Inc
(e)
370,816 9,375
Ultra Clean Holdings Inc
(e)
154,259 5,183
Veeco Instruments Inc
(e)
532 12
$ 29,790
Software - 0 .50%
1Life Healthcare Inc
(e)
36,161 613
ACV Auctions Inc
(e)
2,953 22
Allscripts Healthcare Solutions Inc
(e)
5,849 92
American Software Inc/GA 467 8
Avaya Holdings Corp
(e)
4,336 4
Avid Technology Inc
(e)
676 19
AvidXchange Holdings Inc
(e)
896 6
Bandwidth Inc
(e)
977 16
Benefitfocus Inc
(e)
457 4
Blackbaud Inc
(e)
139 8
Blend Labs Inc
(e)
9,497 25
BM Technologies Inc
(a),(e)
28,140 169
Brightcove Inc
(e)
740 4
C3.ai Inc
(e)
2,864 53
Cardlytics Inc
(e)
1,693 23
Cerence Inc
(e)
2,012 57
Computer Programs and Systems Inc
(e)
726 24
Consensus Cloud Solutions Inc
(e)
422 23
Convey Health Solutions Holdings Inc
(e)
913 10
CoreCard Corp
(e)
3,200 76
CSG Systems International Inc 300 20
Cvent Holding Corp
(a),(e)
4,312 27
Daily Journal Corp
(e)
62 17
Digi International Inc
(e)
1,152 33
Digimarc Corp
(e)
44 1
Donnelley Financial Solutions Inc
(e)
1,320 45
COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
E2open Parent Holdings Inc
(e)
10,232 $ 69
Ebix Inc 41,360 978
eGain Corp
(e)
65,513 580
EverCommerce Inc
(e)
1,096 13
Faraday Future Intelligent Electric Inc
(a),(e)
2,303 5
Fastly Inc
(e)
30,263 344
ForgeRock Inc
(e)
438 9
Health Catalyst Inc
(e)
2,771 46
Hims & Hers Health Inc
(e)
1,058 7
Inseego Corp
(e)
3,842 9
Inspired Entertainment Inc
(e)
393 4
Instructure Holdings Inc
(a),(e)
757 18
IonQ Inc
(e)
5,299 29
Kaleyra Inc
(a),(e)
1,669 4
Latch Inc
(e)
3,984 5
LiveVox Holdings Inc
(e)
1,259 2
Loyalty Ventures Inc
(e)
770 2
ManTech International Corp/VA 937 90
Matterport Inc
(a),(e)
3,157 13
MicroStrategy Inc
(a),(e)
198 57
N-able Inc
(e)
490 5
NextGen Healthcare Inc
(e)
1,471 25
Olo Inc
(e)
4,614 49
ON24 Inc
(e)
2,130 20
Outbrain Inc
(a),(e)
39,385 221
Phreesia Inc
(e)
1,315 31
Playstudios Inc
(e)
2,257 9
Porch Group Inc
(a),(e)
4,208 8
PowerSchool Holdings Inc
(e)
23,482 338
PROS Holdings Inc
(e)
698 17
PubMatic Inc
(e)
224 4
Rackspace Technology Inc
(a),(e)
2,952 20
Sapiens International Corp NV 442 12
Sharecare Inc
(e)
3,474 5
Skillsoft Corp
(e)
4,243 16
Skillz Inc
(a),(e)
15,418 24
SolarWinds Corp 2,473 26
Sumo Logic Inc
(e)
1,565 11
Upland Software Inc
(e)
1,420 16
Verint Systems Inc
(e)
297 14
WM Technology Inc
(a),(e)
316 1
Xperi Holding Corp 64,048 1,074
Ziff Davis Inc
(e)
1,895 155
$ 5,784
Supranational Bank - 0 .00%
Banco Latinoamericano de Comercio Exterior SA 1,406 19
Telecommunications - 0 .28%
A10 Networks Inc 43,273 645
ADTRAN Holdings Inc 335 8
Anterix Inc
(e)
415 18
ATN International Inc 556 26
Aviat Networks Inc
(e)
573 17
Calix Inc
(e)
615 35
Casa Systems Inc
(e)
142,300 629
Consolidated Communications Holdings Inc
(e)
3,447 23
DigitalBridge Group Inc
(e)
3,215 18
EchoStar Corp
(e)
1,817 36
Globalstar Inc
(e)
6,198 9
Gogo Inc
(e)
2,363 41
IDT Corp - Class B
(e)
241 6
InterDigital Inc 990 61
KORE Group Holdings Inc
(a),(e)
1,987 5
Maxar Technologies Inc 3,729 102
NETGEAR Inc
(e)
25,447 656
Planet Labs PBC
(e)
1,118 6
Preformed Line Products Co 11,362 679
Ribbon Communications Inc
(e)
3,784 13
Shenandoah Telecommunications Co 2,481 55
Starry Group Holdings Inc
(a),(e)
93 —

Schedule of Investments
SmallCap Value Fund II
July 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Telecommunications (continued)
Telephone and Data Systems Inc 5,175 $ 82
Terran Orbital Corp
(a),(e)
1,356 6
United States Cellular Corp
(e)
750 22
$ 3,198
Textiles - 0 .01%
UniFirst Corp/MA 772 151
Toys, Games & Hobbies - 0 .00%
Vinco Ventures Inc
(a),(e)
4,385 3
Transportation - 3 .12%
Air Transport Services Group Inc
(e)
1,881 59
ArcBest Corp 841 75
Ardmore Shipping Corp
(e)
1,819 15
Atlas Air Worldwide Holdings Inc
(e)
30,459 2,306
Costamare Inc 2,759 32
Covenant Logistics Group Inc 607 20
CryoPort Inc
(e)
424 16
DHT Holdings Inc 90,090 592
Dorian LPG Ltd 21,463 346
Eagle Bulk Shipping Inc 683 36
FLEX LNG Ltd 1,457 46
Forward Air Corp 15,100 1,584
Frontline Ltd/Bermuda
(e)
6,402 61
Genco Shipping & Trading Ltd 1,876 36
Golden Ocean Group Ltd
(a)
6,302 69
Heartland Express Inc 103,692 1,647
Hub Group Inc
(e)
5,896 450
International Seaways Inc 2,524 60
Kirby Corp
(e)
108,115 6,859
Landstar System Inc 51,820 8,114
Marten Transport Ltd 783 17
Matson Inc 28,700 2,630
Nordic American Tankers Ltd
(a)
9,672 23
PAM Transportation Services Inc
(e)
300 11
Radiant Logistics Inc
(e)
1,487 11
Safe Bulkers Inc 173,838 671
Saia Inc
(e)
31,965 7,603
Schneider National Inc 24,600 623
Scorpio Tankers Inc 2,544 98
SFL Corp Ltd 81,476 813
Teekay Corp
(e)
3,719 12
Teekay Tankers Ltd
(e)
1,178 25
Universal Logistics Holdings Inc 103 3
Werner Enterprises Inc 22,604 994
$ 35,957
Trucking & Leasing - 1 .19%
GATX Corp 116,928 11,722
Greenbrier Cos Inc/The 62,859 2,000
$ 13,722
Water - 0 .03%
American States Water Co 987 86
Artesian Resources Corp 158 8
California Water Service Group 2,037 122
SJW Group 1,382 91
$ 307
TOTAL COMMON STOCKS $ 1,090,130
Total Investments $ 1,154,237
Other Assets and Liabilities -  (0.20)% (2,304)
TOTAL NET ASSETS - 100.00% $ 1,151,933
(a) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $7,478 or 0.65% of net assets.
(b) Current yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $8,440 or
0.73% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Non-income producing security
(f) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
Portfolio Summary  (unaudited)
Sector Percent
Financial 26 .38%
Industrial 17 .84%
Consumer, Cyclical 14 .07%
Consumer, Non-cyclical 12 .26%
Technology 8 .22%
Energy 6 .92%
Money Market Funds 5 .45%
Basic Materials 4 .70%
Utilities 3 .53%
Communications 0 .71%
Investment Companies 0 .12%
Diversified 0 .00%
Government 0 .00%
Other Assets and Liabilities
( 0 .20 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
SmallCap Value Fund II
July 31, 2022 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2021 Purchases Sales July 31, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 1.14% $ 22,956 $ 437,577 $ 401,259 $ 59,274
$ 22,956 $ 437,577 $ 401,259 $ 59,274
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 1.14% $ 99 $ — $ — $ —
$ 99 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Russell 2000 Emini; September 2022 Long 44 $ 4,148 $ 183
Total $ 183
Amounts in thousands except contracts.

Schedule of Investments
Tax-Exempt Bond Fund
July 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0.43% Shares Held Value (000's)
Exchange-Traded Funds - 0.43%
iShares National Muni Bond ETF 528 $ 57
iShares Short-Term National Muni Bond ETF 7,374 777
JPMorgan Ultra-Short Municipal Income ETF 16,099 816
SPDR Nuveen Bloomberg High Yield Municipal
Bond ETF
4,997 266
VanEck High Yield Muni ETF 21,363 1,178
$ 3,094
TOTAL INVESTMENT COMPANIES $ 3,094
MUNICIPAL BONDS - 100.86%
Principal
Amount (000's) Value (000's)
Alabama - 2.04%
Lower Alabama Gas District/The
5.00%, 09/01/2034 $ 3,500 $ 3,910
5.00%, 09/01/2046 4,000 4,468
Phenix City Industrial Development Board
4.13%, 05/15/2035 3,000 3,005
Tuscaloosa County Industrial Development
Authority
4.50%, 05/01/2032
(a)
855 798
5.25%, 05/01/2044
(a)
2,500 2,366
$ 14,547
Arizona - 1.23%
Arizona Industrial Development Authority
5.00%, 01/01/2043 575 425
Chandler Industrial Development Authority
2.70%, 12/01/2037
(b)
1,300 1,305
Navajo Nation
5.50%, 12/01/2030
(a)
1,240 1,308
Salt Verde Financial Corp
5.00%, 12/01/2032 5,165 5,720
$ 8,758
California - 7.21%
Alum Rock Union Elementary School District
5.25%, 08/01/2043 1,000 1,030
California Health Facilities Financing Authority
5.00%, 11/15/2046
(c)
1,691 1,869
California Housing Finance Agency (credit
support from Federal Home Loan Mortgage
Corporation Collateral )
3.75%, 03/25/2035
(d)
7,153 7,327
California Municipal Finance Authority
5.00%, 05/15/2033 1,000 1,060
5.00%, 05/15/2034 600 635
California Municipal Finance Authority (credit
support from Build America Mutual Assurance
Corp - Transfer Custodial Receipt )
5.00%, 05/15/2031
(d)
2,240 2,445
California Pollution Control Financing Authority
4.30%, 07/01/2040 2,000 2,082
California Statewide Communities Development
Authority (credit support from Build America
Mutual Assurance Corp )
5.00%, 05/15/2032
(d)
2,420 2,724
City of Los Angeles Department of Airports
4.00%, 05/15/2037 1,000 1,039
5.00%, 05/15/2029 2,000 2,280
5.00%, 05/15/2035
(c)
1,846 2,090
5.00%, 05/15/2036
(c)
1,647 1,861
5.00%, 05/15/2037
(c)
877 964
5.00%, 05/15/2039
(c)
612 669
5.00%, 05/15/2044
(c)
112 120
5.00%, 05/15/2044
(c)
1,682 1,799
5.00%, 05/15/2044
(c)
754 817
5.00%, 05/15/2047
(c)
714 757
5.25%, 05/15/2048
(c)
408 442
Oakland Unified School District/Alameda County
5.00%, 08/01/2034 2,210 2,424
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
Riverside Community Properties Development
Inc
6.00%, 10/15/2038 $ 1,150 $ 1,211
Sacramento Area Flood Control Agency (credit
support from Build America Mutual Assurance
Corp )
5.00%, 10/01/2039
(d)
1,340 1,402
San Diego County Regional Airport Authority
5.00%, 07/01/2029 410 463
5.00%, 07/01/2030 480 545
5.00%, 07/01/2031 500 563
5.00%, 07/01/2032 455 510
5.00%, 07/01/2033 500 556
5.00%, 07/01/2034 415 458
5.00%, 07/01/2035 300 330
5.00%, 07/01/2037 450 493
5.00%, 07/01/2038 500 546
5.00%, 07/01/2040 65 71
San Diego Unified School District/CA
0.00%, 07/01/2032
(e)
5,000 3,749
Southern California Public Power Authority
5.00%, 11/01/2028 2,385 2,630
State of California
5.00%, 08/01/2028 2,000 2,346
West Contra Costa Unified School District
5.25%, 08/01/2033 1,000 1,037
$ 51,344
Colorado - 4.48%
Board of Water Commissioners City & County of
Denver/The
5.00%, 12/15/2028 5,385 6,334
Colorado Health Facilities Authority
4.00%, 11/15/2043 6,280 6,368
Cottonwood Highlands Metropolitan District No 1
5.00%, 12/01/2049 1,250 1,238
Denver Convention Center Hotel Authority
5.00%, 12/01/2036 1,000 1,037
Dominion Water & Sanitation District
5.25%, 12/01/2027 1,180 1,205
Elbert County Independence Water & Sanitation
District
7.25%, 12/01/2038 1,000 1,027
Jefferson County School District R-1 (credit
support from State Aid Withholding )
4.00%, 12/15/2034
(c),(d)
2,318 2,479
4.00%, 12/15/2036
(c),(d)
6,182 6,536
Painted Prairie Public Improvement Authority
5.00%, 12/01/2049 1,000 1,000
STC Metropolitan District No 2
4.00%, 12/01/2029 1,000 970
Transport Metropolitan District No 3
5.00%, 12/01/2051 1,500 1,429
Velocity Metropolitan District No 3
5.13%, 12/01/2034 2,235 2,281
$ 31,904
Connecticut - 0.86%
Mohegan Tribal Finance Authority
7.00%, 02/01/2045
(a)
4,000 4,054
State of Connecticut Special Tax Revenue
5.00%, 05/01/2030 1,755 2,086
$ 6,140
District of Columbia - 2.56%
District of Columbia
5.00%, 03/01/2029 2,000 2,362
5.00%, 02/01/2031 2,650 3,225
Metropolitan Washington Airports Authority
Aviation Revenue
5.00%, 10/01/2033 10,135 11,614

Schedule of Investments
Tax-Exempt Bond Fund
July 31, 2022 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
District of Columbia (continued)
Metropolitan Washington Airports Authority
Dulles Toll Road Revenue
5.00%, 10/01/2047 $ 1,000 $ 1,051
$ 18,252
Florida - 5.57%
City of Lakeland FL Department of Electric
Utilities
5.25%, 10/01/2036 1,000 1,216
Collier County Health Facilities Authority
5.00%, 05/01/2043 3,500 3,689
Florida Development Finance Corp
3.00%, 06/01/2032 8,500 7,151
5.00%, 05/01/2029
(a)
2,000 2,008
7.38%, 01/01/2049
(a)
6,750 6,744
Greater Orlando Aviation Authority
5.00%, 10/01/2047
(c)
7,001 7,454
Hillsborough County Aviation Authority
5.00%, 10/01/2047 2,000 2,184
Lee County Industrial Development Authority/FL
1.85%, 12/01/2046
(b)
2,000 2,000
Orange County School Board
5.00%, 08/01/2032 5,000 6,079
Village Community Development District No 13
2.63%, 05/01/2024 245 241
3.00%, 05/01/2029 970 915
$ 39,681
Georgia - 2.79%
Development Authority of Appling County
1.50%, 01/01/2038
(b)
2,500 2,421
George L Smith II Congress Center Authority
5.00%, 01/01/2036
(a)
3,310 3,287
5.00%, 01/01/2054
(a)
1,000 915
Georgia Ports Authority
5.00%, 07/01/2036 2,850 3,345
Main Street Natural Gas Inc
4.00%, 08/01/2052
(a),(b)
10,000 9,916
$ 19,884
Illinois - 12.36%
Chicago O'Hare International Airport
5.25%, 01/01/2036 2,000 2,192
5.25%, 01/01/2037 4,000 4,375
Chicago Transit Authority Capital Grant Receipts
Revenue
5.00%, 06/01/2029 3,250 3,692
Chicago Transit Authority Sales Tax Receipts
Fund
5.00%, 12/01/2046 4,000 4,208
City of Chicago IL
5.25%, 01/01/2029 2,000 2,093
5.50%, 01/01/2049 1,000 1,070
6.00%, 01/01/2038 2,965 3,226
7.46%, 02/15/2026 510 479
City of Chicago IL Wastewater Transmission
Revenue
5.00%, 01/01/2030 1,000 1,056
5.00%, 01/01/2032 1,000 1,051
5.00%, 01/01/2033 2,625 2,753
City of Chicago IL Waterworks Revenue
5.00%, 11/01/2028 1,000 1,045
County of Cook IL Sales Tax Revenue
5.25%, 11/15/2036 1,520 1,702
Illinois Sports Facilities Authority/The (credit
support from Build America Mutual Assurance
Corp )
5.00%, 06/15/2029
(d)
2,700 3,074
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Illinois (continued)
Illinois State Toll Highway Authority
5.00%, 12/01/2032 $ 5,200 $ 5,627
5.00%, 01/01/2040
(c)
2,009 2,134
Metropolitan Pier & Exposition Authority
5.00%, 06/15/2057 700 722
Metropolitan Pier & Exposition Authority (credit
support from Build America Mutual Assurance
Corp - Transfer Custodial Receipt )
4.00%, 12/15/2042
(d)
5,000 4,980
Metropolitan Pier & Exposition Authority (credit
support from National Public Finance Guarantee
Corp )
5.50%, 06/15/2029
(d)
2,410 2,662
Metropolitan Water Reclamation District of
Greater Chicago
5.00%, 12/01/2028 5,000 5,611
5.00%, 12/01/2038 1,500 1,749
5.25%, 12/01/2032 1,500 1,843
Sales Tax Securitization Corp
5.00%, 01/01/2036 1,000 1,118
5.00%, 01/01/2048 3,000 3,222
5.25%, 01/01/2048 1,250 1,368
Sales Tax Securitization Corp (credit support
from Build America Mutual Assurance Corp )
4.00%, 01/01/2040
(d)
1,750 1,770
5.00%, 01/01/2037
(d)
2,000 2,277
State of Illinois
5.00%, 11/01/2028 4,590 5,022
5.00%, 11/01/2029 2,415 2,625
5.00%, 12/01/2032 1,000 1,074
5.50%, 07/01/2027 3,410 3,514
5.50%, 01/01/2030 500 574
5.50%, 03/01/2047 6,855 7,690
United City of Yorkville IL
5.75%, 03/01/2028 300 300
Village of Gilberts IL Special Service Area No 24
5.38%, 03/01/2034 149 138
$ 88,036
Indiana - 0.39%
City of Whiting IN
3.00%, 11/01/2051 455 368
Indiana Finance Authority
4.13%, 12/01/2026 1,670 1,662
Town of Shoals IN
7.25%, 11/01/2043 700 719
$ 2,749
Kentucky - 1.82%
County of Trimble KY
1.30%, 09/01/2044
(b)
1,000 862
Kentucky Municipal Power Agency
5.00%, 09/01/2035 1,080 1,206
Kentucky Public Energy Authority
4.00%, 01/01/2049
(b)
3,000 3,058
Kentucky Turnpike Authority
5.00%, 07/01/2031 6,550 7,815
$ 12,941
Louisiana - 3.11%
Louisiana Local Government Environmental
Facilities & Community Development Authority
3.50%, 11/01/2032 6,485 6,419
4.40%, 11/01/2044
(a)
2,000 1,843
5.50%, 11/01/2039
(a)
2,595 2,693
Louisiana Offshore Terminal Authority
1.65%, 09/01/2027
(b)
3,320 3,296
Louisiana Public Facilities Authority
0.00%, 07/01/2039
(e)
417 —
0.00%, 07/01/2039
(e)
659 —

Schedule of Investments
Tax-Exempt Bond Fund
July 31, 2022 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Louisiana (continued)
Parish of St James LA
5.85%, 08/01/2041
(a),(b)
$ 1,000 $ 1,053
6.10%, 12/01/2040
(a),(b)
1,000 1,126
Parish of St John the Baptist LA
2.00%, 06/01/2037
(b)
5,750 5,729
$ 22,159
Maine - 0 .25%
Finance Authority of Maine
4.38%, 08/01/2035
(a),(b)
1,800 1,810
Maryland - 0.59%
State of Maryland
5.00%, 08/01/2030 3,450 4,178
Massachusetts - 1.27%
Massachusetts Bay Transportation Authority
Assessment Revenue
5.25%, 07/01/2028 2,000 2,362
Massachusetts Development Finance Agency
5.00%, 11/15/2032 3,000 3,740
Massachusetts Educational Financing Authority
4.90%, 07/01/2028 725 726
Massachusetts Port Authority
5.00%, 07/01/2029 1,000 1,134
5.00%, 07/01/2035 1,000 1,096
$ 9,058
Michigan - 2.07%
City of Detroit MI
5.50%, 04/01/2050 1,000 1,079
Detroit City School District (credit support from
Qualified School Bond Loan Fund )
5.00%, 05/01/2036
(d)
1,000 1,140
5.00%, 05/01/2037
(d)
1,000 1,137
5.00%, 05/01/2038
(d)
2,000 2,267
Kalamazoo Economic Development Corp
5.00%, 05/15/2032 2,470 2,484
Kentwood Economic Development Corp
5.00%, 11/15/2041 1,000 1,013
Michigan Finance Authority
4.00%, 02/15/2044 3,400 3,408
Michigan Strategic Fund
4.00%, 10/01/2061
(b)
1,200 1,199
Wayne County Airport Authority
5.00%, 12/01/2045 1,000 1,055
$ 14,782
Mississippi - 0.76%
County of Lowndes MS
2.65%, 04/01/2037
(b)
3,000 2,910
Mississippi Business Finance Corp
1.80%, 04/01/2044
(b)
1,500 1,500
2.20%, 03/01/2027
(b)
1,000 987
$ 5,397
Missouri - 0.80%
City of St Louis MO Airport Revenue
5.00%, 07/01/2034 1,285 1,436
5.00%, 07/01/2044 1,100 1,181
City of St Louis MO Airport Revenue (credit
support from National Public Finance Guarantee
Corp )
5.50%, 07/01/2028
(d)
1,500 1,756
Health & Educational Facilities Authority of the
State of Missouri
5.00%, 02/01/2034 1,250 1,316
$ 5,689
Montana - 0.97%
County of Gallatin MT
4.00%, 10/15/2046
(a)
5,000 4,054
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Montana (continued)
Montana Board of Housing (credit support from
Federal Housing Administration, Guaranteed by
the Department of Veterans Affairs and HUD )
4.00%, 06/01/2045
(d)
$ 840 $ 853
Montana Facility Finance Authority
4.13%, 07/01/2038 2,000 2,000
$ 6,907
Multi-State and Other - 0.87%
JPMorgan Chase Putters/Drivers Trust
1.60%, 12/01/2024
(a),(b)
6,200 6,200
Nebraska - 0.14%
Lincoln Airport Authority
4.00%, 07/01/2035 1,000 1,032
Nevada - 1.89%
Las Vegas Convention & Visitors Authority
5.00%, 07/01/2043
(c)
8,604 9,467
Las Vegas Redevelopment Agency
5.00%, 06/15/2040 3,850 4,026
$ 13,493
New Hampshire - 2.70%
New Hampshire Business Finance Authority
2.15%, 07/01/2027
(b)
6,750 6,685
3.75%, 07/01/2045
(a),(b)
1,000 885
4.00%, 11/01/2027
(a)
1,000 999
4.13%, 01/20/2034 9,646 9,698
4.88%, 11/01/2042
(a)
1,000 1,001
$ 19,268
New Jersey - 6.29%
Casino Reinvestment Development Authority Inc
5.25%, 11/01/2039 750 777
New Jersey Economic Development Authority
4.00%, 07/01/2032 805 825
5.25%, 09/15/2029
(d)
2,700 2,730
5.75%, 04/01/2031 1,005 951
New Jersey Transportation Trust Fund Authority
5.25%, 06/15/2032 2,000 2,106
5.25%, 06/15/2034 2,250 2,363
North Hudson Sewerage Authority/NJ (credit
support from Assured Guaranty Municipal Corp )
5.00%, 06/01/2034
(d)
180 218
South Jersey Port Corp
5.00%, 01/01/2042 5,000 5,172
5.00%, 01/01/2048 3,000 3,087
State of New Jersey
4.00%, 06/01/2031 9,160 10,116
5.00%, 06/01/2027 2,100 2,368
Tobacco Settlement Financing Corp
4.00%, 06/01/2037 4,700 4,747
5.00%, 06/01/2046 7,000 7,309
5.00%, 06/01/2046 2,000 2,039
$ 44,808
New Mexico - 0.07%
City of Farmington NM
2.15%, 04/01/2033 600 494
New York - 7.37%
Metropolitan Transportation Authority
4.00%, 11/15/2045 1,000 969
5.00%, 11/15/2025 400 429
5.00%, 11/15/2032 1,000 1,097
New York City Industrial Development
Agency (credit support from Assured Guaranty
Municipal Corp )
5.00%, 01/01/2031
(d)
1,000 1,147
New York City Municipal Water Finance
Authority
4.00%, 06/15/2037 2,800 2,870

Schedule of Investments
Tax-Exempt Bond Fund
July 31, 2022 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
New York (continued)
New York City Transitional Finance Authority
Future Tax Secured Revenue
5.25%, 08/01/2037 $ 3,000 $ 3,384
New York Counties Tobacco Trust VI
5.00%, 06/01/2036 740 775
5.00%, 06/01/2041 400 417
New York State Bridge Authority
4.00%, 01/01/2040 150 153
New York State Dormitory Authority
4.00%, 09/01/2045 2,000 1,822
5.00%, 07/01/2033 1,200 1,297
New York State Dormitory Authority (credit
support from Assured Guaranty Municipal Corp -
State Aid Withholding )
5.00%, 10/01/2023
(d)
140 140
New York Transportation Development Corp
4.00%, 10/01/2030 1,000 1,006
4.00%, 12/01/2042 1,000 941
4.00%, 04/30/2053 1,000 886
5.00%, 12/01/2027 1,000 1,107
5.00%, 12/01/2028 2,350 2,622
5.00%, 01/01/2032 7,200 7,518
5.00%, 10/01/2035 2,000 2,105
5.00%, 12/01/2035 2,850 3,116
5.00%, 01/01/2036 3,200 3,316
5.00%, 10/01/2040 2,000 2,080
5.00%, 12/01/2041 1,000 1,066
5.25%, 01/01/2050 3,125 3,229
Port Authority of New York & New Jersey
5.00%, 07/15/2035 3,000 3,331
Tompkins County Development Corp
0.00%, 07/01/2027
(e)
115 57
Westchester County Local Development Corp
5.00%, 07/01/2036
(a)
1,475 1,418
5.00%, 11/01/2046 2,400 2,445
5.00%, 07/01/2056
(a)
2,000 1,753
$ 52,496
North Carolina - 1.25%
North Carolina Medical Care Commission
5.00%, 10/01/2047 1,000 1,067
North Carolina Turnpike Authority
5.00%, 01/01/2040 4,100 4,327
Raleigh Durham Airport Authority
5.00%, 05/01/2033 2,000 2,256
5.00%, 05/01/2034 1,150 1,288
$ 8,938
Ohio - 2.02%
Buckeye Tobacco Settlement Financing Authority
4.00%, 06/01/2037 3,000 3,037
5.00%, 06/01/2055 3,100 3,095
County of Hamilton OH
5.00%, 01/01/2036 1,435 1,447
5.00%, 01/01/2046 2,500 2,505
Jefferson County Port Authority/OH
3.50%, 12/01/2051
(a)
1,000 771
Ohio Air Quality Development Authority
4.25%, 01/15/2038
(a)
1,000 1,001
4.50%, 01/15/2048
(a)
850 855
Port of Greater Cincinnati Development Authority
4.25%, 12/01/2050
(a)
2,000 1,709
$ 14,420
Oklahoma - 0.15%
Oklahoma Development Finance Authority
5.25%, 08/15/2043 1,085 1,050
Oregon - 0.27%
Oregon State Business Development Commission
0.00%, 04/01/2031
(a),(e)
1,000 73
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oregon (continued)
State of Oregon Housing & Community Services
Department
3.55%, 07/01/2033 $ 1,810 $ 1,815
$ 1,888
Pennsylvania - 7.26%
Allegheny County Airport Authority
5.00%, 01/01/2056 460 488
Allegheny County Industrial Development
Authority
4.88%, 11/01/2024 1,000 1,022
5.13%, 05/01/2030 1,630 1,728
City of Philadelphia PA
5.00%, 02/01/2038 1,000 1,109
5.00%, 02/01/2039 1,000 1,107
Commonwealth Financing Authority
5.00%, 06/01/2032 3,000 3,305
5.00%, 06/01/2033 2,000 2,194
Lancaster Industrial Development Authority
4.00%, 07/01/2046 750 669
4.00%, 07/01/2051 1,000 873
Luzerne County Industrial Development Authority
2.45%, 12/01/2039
(b)
2,000 1,953
Pennsylvania Turnpike Commission
5.00%, 12/01/2029 2,000 2,330
5.00%, 12/01/2036 1,725 1,875
Pennsylvania Turnpike Commission Oil Franchise
Tax Revenue
5.00%, 12/01/2046 4,055 4,508
5.25%, 12/01/2044 5,000 5,626
Sports & Exhibition Authority of Pittsburgh and
Allegheny County (credit support from Assured
Guaranty Municipal Corp )
5.00%, 02/01/2028
(d)
2,050 2,310
5.00%, 02/01/2029
(d)
2,700 3,074
5.00%, 02/01/2034
(d)
5,895 6,888
5.00%, 02/01/2035
(d)
9,140 10,642
$ 51,701
Puerto Rico - 1.22%
Commonwealth of Puerto Rico
0.00%, 07/01/2024
(e)
111 103
0.00%, 07/01/2033
(e)
428 254
0.00%, 11/01/2043
(b),(e)
1,656 884
4.00%, 07/01/2033 333 318
4.00%, 07/01/2035 299 282
4.00%, 07/01/2037 257 240
4.00%, 07/01/2041 349 320
4.00%, 07/01/2046 363 327
5.25%, 07/01/2023 1,995 2,035
5.38%, 07/01/2025 371 388
5.63%, 07/01/2027 367 398
5.63%, 07/01/2029 361 399
5.75%, 07/01/2031 351 394
Puerto Rico Sales Tax Financing Corp Sales Tax
Revenue
5.00%, 07/01/2058 2,300 2,320
$ 8,662
South Carolina - 0.87%
South Carolina Jobs-Economic Development
Authority
5.25%, 11/15/2052 1,500 1,507
6.00%, 06/01/2031
(a)
1,000 902
6.25%, 06/01/2040
(a)
2,000 1,705
6.50%, 06/01/2051
(a)
2,500 2,070
$ 6,184
South Dakota - 0.21%
Oglala Sioux Tribe
5.75%, 10/01/2025
(a)
1,500 1,482

Schedule of Investments
Tax-Exempt Bond Fund
July 31, 2022 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Tennessee - 1.70%
Metropolitan Government Nashville & Davidson
County Health & Educational Facilities Board
5.00%, 07/01/2040 $ 4,510 $ 4,794
Metropolitan Government Nashville & Davidson
County Industrial Development Board
4.00%, 06/01/2051
(a)
1,000 870
Metropolitan Nashville Airport Authority/The
5.00%, 07/01/2044 5,000 5,368
Tennergy Corp/TN
5.00%, 02/01/2050
(b)
1,000 1,053
$ 12,085
Texas - 8.76%
Central Texas Regional Mobility Authority
5.00%, 01/01/2048 2,740 2,899
Central Texas Turnpike System
5.00%, 08/15/2031 1,285 1,334
City of Dallas TX Waterworks & Sewer System
Revenue
4.00%, 10/01/2037 5,000 5,300
City of Houston TX Airport System Revenue
5.00%, 07/01/2029 2,000 2,038
6.63%, 07/15/2038 2,000 2,004
Harris County-Houston Sports Authority
5.00%, 11/15/2030 3,000 3,138
Love Field Airport Modernization Corp
5.00%, 11/01/2022 1,000 1,008
Matagorda County Navigation District No 1
2.60%, 11/01/2029 2,600 2,414
Metropolitan Transit Authority of Harris County
Sales & Use Tax Revenue
5.00%, 11/01/2033 2,435 2,707
North Texas Tollway Authority
5.00%, 01/01/2045 1,000 1,045
Port Beaumont Navigation District
2.75%, 01/01/2036
(a)
1,000 768
2.88%, 01/01/2041
(a)
1,000 729
3.63%, 01/01/2035
(a)
4,535 3,979
4.00%, 01/01/2050
(a)
500 415
Sea Breeze Public Facility Corp
6.50%, 01/01/2046 100 100
Tarrant County Cultural Education Facilities
Finance Corp
5.00%, 11/15/2037 2,060 2,181
Texas Municipal Gas Acquisition & Supply Corp
III
5.00%, 12/15/2028 5,000 5,480
5.00%, 12/15/2032 2,200 2,431
Texas Municipal Gas Acquisition and Supply
Corp I
6.25%, 12/15/2026 10,605 11,463
Texas Private Activity Bond Surface
Transportation Corp
4.00%, 12/31/2032 2,450 2,501
5.00%, 12/31/2033 4,000 4,340
7.00%, 12/31/2038 1,000 1,037
Texas Transportation Commission State Highway
249 System
5.00%, 08/01/2057 2,000 2,077
West Harris County Regional Water Authority
4.00%, 12/15/2049 1,000 1,012
$ 62,400
Utah - 1.18%
Utah Infrastructure Agency
5.00%, 10/15/2028 1,000 1,058
5.00%, 10/15/2032 4,385 4,569
5.00%, 10/15/2037 1,500 1,546
5.38%, 10/15/2040 1,200 1,252
$ 8,425
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Virginia - 2.31%
County of Botetourt VA
6.00%, 07/01/2034 $ 1,000 $ 1,046
6.00%, 07/01/2044 1,000 1,038
Fairfax County Redevelopment & Housing
Authority
5.00%, 10/01/2039 3,000 3,342
King George County Economic Development
Authority
2.50%, 06/01/2023
(b)
1,600 1,605
Roanoke Economic Development Authority
6.63%, 12/01/2044 1,295 1,378
Virginia Public School Authority
5.00%, 08/01/2030 3,535 4,169
Virginia Small Business Financing Authority
3.00%, 01/01/2041 3,480 2,911
4.00%, 01/01/2039 1,000 1,000
$ 16,489
Washington - 1.71%
Port of Seattle WA
5.00%, 04/01/2029 5,250 5,944
Washington State Housing Finance Commission
3.50%, 12/20/2035 6,598 6,262
$ 12,206
West Virginia - 0.18%
West Virginia Economic Development Authority
4.12%, 07/01/2045
(b)
1,250 1,253
Wisconsin - 1.31%
Public Finance Authority
4.00%, 03/31/2056 2,500 2,124
5.00%, 01/01/2024 2,500 2,573
5.00%, 12/01/2025 3,000 3,188
5.00%, 10/01/2043
(a)
1,500 1,449
$ 9,334
TOTAL MUNICIPAL BONDS $ 718,524
Total Investments $ 721,618
Liability for Floating Rate Notes Issued in Conjunction with
Securities Held - (2.97)%
Notes with interest rates of 1.36% - 1.52% at July
31, 2022 and contractual maturities of collateral
from 2023-2036.
(f)
$ (21,170) (21,170)
Total Net Investments $ 700,448
Other Assets and Liabilities -  1.68% 11,987
TOTAL NET ASSETS - 100.00% $ 712,435
(a) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $75,009 or 10.53% of net assets.
(b) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(c) Security or portion of underlying security related to Inverse Floaters entered into by the fund.
(d) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(e) Non-income producing security
(f) Floating rate securities. The interest rate(s) shown reflect the rates in effect at
July 31, 2022.

Schedule of Investments
Tax-Exempt Bond Fund
July 31, 2022 (unaudited)
See accompanying notes.

Portfolio Summary  (unaudited)
Sector Percent
Revenue Bonds 76.55%
Insured 10.11%
General Obligation Unlimited 9.58%
General Obligation Limited 1.34%
Prerefunded 1.00%
Certificate Participation 0.92%
Tax Allocation 0.56%
Investment Companies 0.43%
Special Assessment 0.41%
Special Tax 0.27%
Notes 0.12%
Liability For Floating Rate Notes Issued (2.97)%
Other Assets and Liabilities
1.68%
TOTAL NET ASSETS
100.00%

Glossary to the Schedule of Investments
July 31, 2022 (unaudited)
See accompanying notes.

Currency Abbreviations
BRL Brazilian Real
CAD Canadian Dollar
CLP Chilean Peso
CNH Chinese Renminbi
COP Colombian Peso
CZK Czech Koruna
EUR Euro
GBP British Pound Sterling
HKD Hong Kong Dollar
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
NZD New Zealand Dollar
PEN Peruvian Nuevo Sol
PLN Polish Zloty
RON Romanian New Leu
RUB Russian Ruble
THB Thai Baht
TRY Turkish Lira
USD/$ United States Dollar
ZAR South African Rand

July 31, 2022 (unaudited)

Security Valuation. Principal LifeTime 2010 Fund, Principal LifeTime 2015 Fund, Principal LifeTime 2020 Fund, Principal LifeTime
2025 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2035 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2045 Fund,
Principal LifeTime 2050 Fund, Principal LifeTime 2055 Fund, Principal LifeTime 2060 Fund, Principal LifeTime 2065 Fund, and Principal
LifeTime Strategic Income Fund (collectively, the “Principal LifeTime Funds”), Principal LifeTime Hybrid 2015 Fund, Principal LifeTime
Hybrid 2020 Fund, Principal LifeTime Hybrid 2025 Fund, Principal LifeTime Hybrid 2030 Fund, Principal LifeTime Hybrid 2035 Fund,
Principal LifeTime Hybrid 2040 Fund, Principal LifeTime Hybrid 2045 Fund, Principal LifeTime Hybrid 2050 Fund, Principal LifeTime
Hybrid 2055 Fund, Principal LifeTime Hybrid 2060 Fund, Principal LifeTime Hybrid 2065 Fund, and Principal LifeTime Hybrid Income
Fund (collectively, the “Principal LifeTime Hybrid Funds”), along with the SAM Balanced, SAM Conservative Balanced Portfolio, SAM
Conservative Growth Portfolio, SAM Flexible Income Portfolio, and SAM Strategic Growth Portfolio (collectively, the “SAM Portfolios”)
invest in R-6 and Institutional shares of other series of Principal Funds, Inc. which are valued at the closing net asset value per share of each respective fund on the day of valuation. In addition, the SAM Portfolios invest in Principal Exchange-Traded Funds, which are valued at fair value. The SAM Portfolios also invest in other publicly traded investment funds. Other publicly traded investment funds are valued at the respective fund’s net asset value. The shares of the other series of Principal Funds, Inc., Principal Exchange-Traded Funds and other publicly traded investment funds are referred to as the “Underlying Funds”.
California Municipal Fund, Core Fixed Income Fund, Core Plus Bond Fund, Diversified Income Fund, Diversified International Fund,
Equity Income Fund, Finisterre Emerging Markets Total Return Bond Fund, Global Emerging Markets Fund, Global Real Estate Securities
Fund, Government & High Quality Bond Fund, High Income Fund, High Yield Fund, Inflation Protection Fund, International Fund I,
LargeCap Growth Fund I, LargeCap S&P 500 Index Fund, LargeCap Value Fund III, MidCap Fund, MidCap Growth Fund, MidCap Growth
Fund III, MidCap S&P 400 Index Fund, MidCap Value Fund I, Overseas Fund, Principal Capital Appreciation Fund, Real Estate Securities
Fund, Short-Term Income Fund, SmallCap Fund, SmallCap Growth Fund I, SmallCap S&P 600 Index Fund, SmallCap Value Fund II and
Tax-Exempt Bond Fund (known as the "Funds") (with the exception of Principal LifeTime Funds, Principal LifeTime Hybrid Funds, and
the SAM Portfolios) value securities for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price or, in the case of certain credit default swaps, a mean price provided by a pricing service. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of
Directors.
The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are reflected in the Funds’ net asset values and these securities are valued at fair value. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices, and foreign currencies.
To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.
Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.
Fair value is defined as the price that the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Fund’s own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

July 31, 2022 (unaudited)

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in
Level 1 includes listed equities and listed derivatives.
Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.). Investments which are generally included in this category include certain foreign equities, corporate bonds, municipal bonds, OTC derivatives, senior floating rate interests, and US Government and Government Agency Obligations.
Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments). Investments which may be included in this category include certain common stocks, convertible preferred stocks, corporate bonds, preferred stocks, or senior floating rate interests.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction.
To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date, when available.
Investments which are included in the Level 3 category may be valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3.
Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-dealer quote, transaction price, or internal value based on relevant market data.
The fair values of these securities are dependent on economic, political and other considerations. The values of such securities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.
The following is a summary of the inputs used as of July 31, 2022 in valuing the Funds' securities carried at value (amounts shown in thousands):
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
California Municipal Fund
Investment Companies $ 1,352 $ — $ — $ 1,352
Municipal Bonds* — 641,487 — 641,487
Total investments in securities $ 1,352 $ 641,487 $ — $ 642,839
Core Fixed Income Fund
Bonds* — 5,427,790 — 5,427,790
Common Stocks
Energy 21,823 — — 21,823
Financial 4,668 — — 4,668

July 31, 2022 (unaudited)

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Core Fixed Income Fund (continued)
Common Stocks (continued)
Industrial $ — $ — $ 22,544 $ 22,544
Investment Companies 186,783 — — 186,783
Senior Floating Rate Interests* — 48,768 — 48,768
U.S. Government & Government Agency Obligations* — 4,113,548 — 4,113,548
Total investments in securities $ 213,274 $ 9,590,106 $ 22,544 $ 9,825,924
Core Plus Bond Fund
Bonds* — 332,143 9 332,152
Common Stocks
Consumer, Cyclical — 59 — 59
Energy — 71 9 80
Financial — — — —
Investment Companies 20,255 — — 20,255
Preferred Stocks
Government — 3,588 — 3,588
Senior Floating Rate Interests* — 6,227 — 6,227
U.S. Government & Government Agency Obligations* — 344,917 — 344,917
Total investments in securities $ 20,255 $ 687,005 $ 18 $ 707,278
Derivative Assets
Credit Contracts
Exchange Cleared Credit Default Swaps** — 560 — 560
Interest Rate Contracts
Futures** 358 — — 358
Derivative Liabilities
Credit Contracts
Exchange Cleared Credit Default Swaps** — (944) — (944)
Interest Rate Contracts
Futures** (48) — — (48)
Diversified Income Fund
Bonds* — 2,611,41 5 98,04 2 2,709,457
Common Stocks
Basic Materials — — 40,391 40,391
Consumer, Cyclical — 26,974 4 26,978
Consumer, Non-cyclical — 474 — 474
Energy 5 — — 5
Industrial — — 8,085 8,085
Technology 887 — — 887
Convertible Bonds* — 348 — 348
Investment Companies 181,260 — — 181,260
Preferred Stocks
Consumer, Non-cyclical — 991 — 991
Energy 955 — — 955
Financial 17,242 9,170 — 26,412
Government — 5,830 — 5,830
Utilities 12,198 — — 12,198
Senior Floating Rate Interests* — 517,46 6 6,67 1 524,137
U.S. Government & Government Agency Obligations* — 41,037 — 41,037
Total investments in securities $ 212,547 $ 3,213,70 5 $ 153,19 3 $ 3,579,445
Derivative Assets
Foreign Exchange Contracts
Foreign Currency Contracts — 382 — 382
Derivative Liabilities
Foreign Exchange Contracts
Foreign Currency Contracts — (1,029) — (1,029)
Interest Rate Contracts
Futures** (270) — — (270)
Diversified International Fund
Common Stocks
Basic Materials 70,286 139,399 — 209,685
Communications 23,055 71,787 — 94,842
Consumer, Cyclical 153,247 531,282 — 684,529

July 31, 2022 (unaudited)

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Diversified International Fund (continued)
Common Stocks (continued)
Consumer, Non-cyclical $ 59,054 $ 824,336 $ — $ 883,390
Energy 74,442 192,691 — 267,133
Financial 248,981 640,135 — 889,116
Industrial 100,592 405,261 — 505,853
Technology 25,388 522,693 — 548,081
Utilities — 67,103 — 67,103
Investment Companies 216,049 — — 216,049
Total investments in securities $ 971,094 $ 3,394,687 $ — $ 4,365,781
Equity Income Fund
Common Stocks* 9,397,478 — — 9,397,478
Investment Companies 150,424 — — 150,424
Total investments in securities $ 9,547,902 $ — $ — $ 9,547,902
Finisterre Emerging Markets Total Return Bond Fund
Bonds* — 453,101 — 453,101
Convertible Bonds* — 4,675 — 4,675
Investment Companies 54,831 — — 54,831
Total investments in securities $ 54,831 $ 457,776 $ — $ 512,607
Derivative Assets
Foreign Exchange Contracts
Foreign Currency Contracts — 69 — 69
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — 620 — 620
Futures** 1,538 — — 1,538
Derivative Liabilities
Foreign Exchange Contracts
Foreign Currency Contracts — (2,971) — (2,971)
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — (1,378) — (1,378)
Futures** (1,383) — — (1,383)
Global Emerging Markets Fund
Common Stocks
Basic Materials 3,639 8,062 — 11,701
Communications 4,710 27,409 — 32,119
Consumer, Cyclical 4,446 23,564 — 28,010
Consumer, Non-cyclical 4,582 20,353 — 24,935
Energy 4,247 12,959 — 17,206
Financial 5,378 36,747 — 42,125
Industrial 1,085 16,508 — 17,593
Technology 3,900 37,913 — 41,813
Utilities — 2,255 — 2,255
Investment Companies 13,824 — — 13,824
Preferred Stocks
Financial — 41 — 41
Total investments in securities $ 45,811 $ 185,811 $ — $ 231,622
Global Real Estate Securities Fund
Common Stocks
Communications — 16,805 — 16,805
Consumer, Cyclical 32,702 — — 32,702
Financial 1,747,117 912,706 — 2,659,823
Industrial — 21,057 — 21,057
Investment Companies 50,613 — — 50,613
Total investments in securities $ 1,830,432 $ 950,568 $ — $ 2,781,000
Government & High Quality Bond Fund
Bonds* — 212,852 — 212,852
Investment Companies 34,628 — — 34,628
U.S. Government & Government Agency Obligations* — 1,457,963 — 1,457,963
Total investments in securities $ 34,628 $ 1,670,815 $ — $ 1,705,443

July 31, 2022 (unaudited)

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Government & High Quality Bond Fund (continued)
Derivative Assets
Interest Rate Contracts
Futures** $ 2,033 $ — $ — $ 2,033
Derivative Liabilities
Interest Rate Contracts
Futures** (367) — — (367)
High Income Fund
Bonds* — 2,603,134 17,135 2,620,269
Common Stocks
Basic Materials — — 1,071 1,071
Communications — — — —
Consumer, Cyclical — 10,698 — 10,698
Energy — — — —
Industrial — — 7,450 7,450
Technology 727 — — 727
Utilities — — — —
Investment Companies 89,139 — — 89,139
Preferred Stocks — — — —
Senior Floating Rate Interests* — 288,67 9 5,31 3 293,992
U.S. Government & Government Agency Obligations* — 24,161 — 24,161
Total investments in securities $ 89,866 $ 2,926,67 2 $ 30,9 69 $ 3,047,507
Derivative Liabilities
Credit Contracts
Exchange Cleared Credit Default Swaps** — (36) — (36)
High Yield Fund
Bonds* — 2,080,509 94 2,080,603
Common Stocks
Consumer, Cyclical — 1,034 — 1,034
Energy — 1,294 348 1,642
Financial — — — —
Convertible Bonds* — — — —
Investment Companies 138,006 — — 138,006
Senior Floating Rate Interests* — 209,172 — 209,172
U.S. Government & Government Agency Obligations* — 25,023 — 25,023
Total investments in securities $ 138,006 $ 2,317,032 $ 442 $ 2,455,480
Derivative Assets
Credit Contracts
Exchange Cleared Credit Default Swaps** — 51 — 51
Foreign Exchange Contracts
Foreign Currency Contracts — 30 — 30
Derivative Liabilities
Foreign Exchange Contracts
Foreign Currency Contracts — (201) — (201)
Inflation Protection Fund
Bonds* — 33,384 — 33,384
Investment Companies 28,560 — — 28,560
U.S. Government & Government Agency Obligations* — 1,467,757 — 1,467,757
Purchased Options 140 68 — 208
Total investments in securities $ 28,700 $ 1,501,209 $ — $ 1,529,909
Derivative Assets
Foreign Exchange Contracts
Foreign Currency Contracts — 187 — 187
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — 4,802 — 4,802
Futures** 736 — — 736
Derivative Liabilities
Foreign Exchange Contracts
Foreign Currency Contracts — (29) — (29)
Written Options — (1) — (1)
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — (972) — (972)

July 31, 2022 (unaudited)

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Inflation Protection Fund (continued)
Interest Rate Contracts (continued)
Futures** $ (2,285) $ — $ — $ (2,285)
Interest Rate Swaptions — (4,105) — (4,105)
Written Options (40) — — (40)
International Fund I
Common Stocks
Basic Materials 1,732 16,582 — 18,314
Communications 4,474 4,992 — 9,466
Consumer, Cyclical 4,983 26,789 — 31,772
Consumer, Non-cyclical 6,359 47,261 — 53,620
Energy 1,434 11,934 — 13,368
Financial 29,178 72,444 — 101,622
Industrial 1,877 21,451 — 23,328
Technology 7,207 36,566 — 43,773
Utilities — 7,967 — 7,967
Investment Companies 23,438 — — 23,438
Preferred Stocks 2,978 — — 2,978
Total investments in securities $ 83,660 $ 245,986 $ — $ 329,646
LargeCap Growth Fund I
Common Stocks
Basic Materials 129,261 — — 129,261
Communications 2,033,010 — — 2,033,010
Consumer, Cyclical 915,297 — — 915,297
Consumer, Non-cyclical 2,726,173 — — 2,726,173
Energy 27,247 — — 27,247
Financial 643,492 — — 643,492
Industrial 517,802 — — 517,802
Technology 3,980,134 — 2,835 3,982,969
Utilities 802 — — 802
Convertible Preferred Stocks
Basic Materials — — 3,230 3,230
Consumer, Cyclical — — 4,473 4,473
Technology — — 12,693 12,693
Investment Companies 332,307 — — 332,307
Total investments in securities $ 11,305,525 $ — $ 23,231 $ 11,328,756
Derivative Assets
Equity Contracts
Futures** 8,301 — — 8,301
LargeCap S&P 500 Index Fund
Common Stocks* 5,823,318 — — 5,823,318
Investment Companies 133,658 — — 133,658
Total investments in securities $ 5,956,976 $ — $ — $ 5,956,976
Derivative Assets
Equity Contracts
Futures** 9,311 — — 9,311
LargeCap Value Fund III
Common Stocks* 3,084,810 — — 3,084,810
Investment Companies 109,987 — — 109,987
Total investments in securities $ 3,194,797 $ — $ — $ 3,194,797
Derivative Assets
Equity Contracts
Futures** 1,150 — — 1,150
MidCap Fund
Common Stocks
Basic Materials 197,708 562 — 198,270
Communications 1,230,756 — — 1,230,756
Consumer, Cyclical 5,433,696 — — 5,433,696
Consumer, Non-cyclical 1,860,247 — — 1,860,247

July 31, 2022 (unaudited)

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
MidCap Fund (continued)
Common Stocks (continued)
Diversified $ — $ — $ — $ —
Financial 5,001,013 — — 5,001,013
Industrial 3,043,056 — — 3,043,056
Technology 2,690,281 — — 2,690,281
Utilities 768,326 — — 768,326
Investment Companies 2,861 — — 2,861
Total investments in securities $ 20,227,944 $ 562 $ — $ 20,228,506
MidCap Growth Fund
Common Stocks* 247,679 — — 247,679
Investment Companies 17,949 — — 17,949
Total investments in securities $ 265,628 $ — $ — $ 265,628
MidCap Growth Fund III
Common Stocks* 1,191,521 — — 1,191,521
Investment Companies 42,325 — — 42,325
Total investments in securities $ 1,233,846 $ — $ — $ 1,233,846
Derivative Assets
Equity Contracts
Futures** 822 — — 822
MidCap S&P 400 Index Fund
Common Stocks* 1,280,432 — — 1,280,432
Investment Companies 20,923 — — 20,923
Total investments in securities $ 1,301,355 $ — $ — $ 1,301,355
Derivative Assets
Equity Contracts
Futures** 932 — — 932
MidCap Value Fund I
Common Stocks* 3,586,901 — — 3,586,901
Investment Companies 140,873 — — 140,873
Total investments in securities $ 3,727,774 $ — $ — $ 3,727,774
Derivative Assets
Equity Contracts
Futures** 2,785 — — 2,785
Overseas Fund
Common Stocks
Basic Materials — 73,788 — 73,788
Communications 44 47,548 — 47,592
Consumer, Cyclical 23,538 227,560 — 251,098
Consumer, Non-cyclical 14,924 423,576 — 438,500
Diversified — 822 — 822
Energy 45,504 69,507 — 115,011
Financial 17,052 420,431 — 437,483
Industrial 19,292 325,364 — 344,656
Technology 134 70,752 — 70,886
Utilities — 111,886 — 111,886
Investment Companies 81,245 — — 81,245
Preferred Stocks
Consumer, Cyclical — 1,080 — 1,080
Consumer, Non-cyclical — 17,717 — 17,717
Total investments in securities $ 201,733 $ 1,790,031 $ — $ 1,991,764
Derivative Assets
Equity Contracts
Futures** 941 — — 941
Principal Capital Appreciation Fund
Common Stocks
Basic Materials 70,799 — — 70,799

July 31, 2022 (unaudited)

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Principal Capital Appreciation Fund (continued)
Common Stocks (continued)
Communications $ 378,369 $ — $ — $ 378,369
Consumer, Cyclical 298,446 — — 298,446
Consumer, Non-cyclical 573,571 — — 573,571
Energy 195,384 — — 195,384
Financial 539,024 — — 539,024
Industrial 198,498 16,371 — 214,869
Technology 672,513 — — 672,513
Utilities 129,471 — — 129,471
Investment Companies 97,523 — — 97,523
Total investments in securities $ 3,153,598 $ 16,371 $ — $ 3,169,969
Principal LifeTime 2010 Fund
Investment Companies 579,383 — — 579,383
Total investments in securities $ 579,383 $ — $ — $ 579,383
Principal LifeTime 2015 Fund
Investment Companies 309,010 — — 309,010
Total investments in securities $ 309,010 $ — $ — $ 309,010
Principal LifeTime 2020 Fund
Investment Companies 2,939,172 — — 2,939,172
Total investments in securities $ 2,939,172 $ — $ — $ 2,939,172
Principal LifeTime 2025 Fund
Investment Companies 1,649,770 — — 1,649,770
Total investments in securities $ 1,649,770 $ — $ — $ 1,649,770
Principal LifeTime 2030 Fund
Investment Companies 5,478,119 — — 5,478,119
Total investments in securities $ 5,478,119 $ — $ — $ 5,478,119
Principal LifeTime 2035 Fund
Investment Companies 1,655,566 — — 1,655,566
Total investments in securities $ 1,655,566 $ — $ — $ 1,655,566
Principal LifeTime 2040 Fund
Investment Companies 4,145,359 — — 4,145,359
Total investments in securities $ 4,145,359 $ — $ — $ 4,145,359
Principal LifeTime 2045 Fund
Investment Companies 1,266,407 — — 1,266,407
Total investments in securities $ 1,266,407 $ — $ — $ 1,266,407
Principal LifeTime 2050 Fund
Investment Companies 2,689,770 — — 2,689,770
Total investments in securities $ 2,689,770 $ — $ — $ 2,689,770
Principal LifeTime 2055 Fund
Investment Companies 758,172 — — 758,172
Total investments in securities $ 758,172 $ — $ — $ 758,172
Principal LifeTime 2060 Fund
Investment Companies 692,603 — — 692,603
Total investments in securities $ 692,603 $ — $ — $ 692,603

July 31, 2022 (unaudited)

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Principal LifeTime 2065 Fund
Investment Companies $ 96,573 $ — $ — $ 96,573
Total investments in securities $ 96,573 $ — $ — $ 96,573
Principal LifeTime Hybrid 2015 Fund
Investment Companies 159,133 — — 159,133
Total investments in securities $ 159,133 $ — $ — $ 159,133
Principal LifeTime Hybrid 2020 Fund
Investment Companies 466,799 — — 466,799
Total investments in securities $ 466,799 $ — $ — $ 466,799
Principal LifeTime Hybrid 2025 Fund
Investment Companies 526,059 — — 526,059
Total investments in securities $ 526,059 $ — $ — $ 526,059
Principal LifeTime Hybrid 2030 Fund
Investment Companies 541,341 — — 541,341
Total investments in securities $ 541,341 $ — $ — $ 541,341
Principal LifeTime Hybrid 2035 Fund
Investment Companies 412,013 — — 412,013
Total investments in securities $ 412,013 $ — $ — $ 412,013
Principal LifeTime Hybrid 2040 Fund
Investment Companies 398,508 — — 398,508
Total investments in securities $ 398,508 $ — $ — $ 398,508
Principal LifeTime Hybrid 2045 Fund
Investment Companies 259,441 — — 259,441
Total investments in securities $ 259,441 $ — $ — $ 259,441
Principal LifeTime Hybrid 2050 Fund
Investment Companies 219,840 — — 219,840
Total investments in securities $ 219,840 $ — $ — $ 219,840
Principal LifeTime Hybrid 2055 Fund
Investment Companies 110,025 — — 110,025
Total investments in securities $ 110,025 $ — $ — $ 110,025
Principal LifeTime Hybrid 2060 Fund
Investment Companies 47,817 — — 47,817
Total investments in securities $ 47,817 $ — $ — $ 47,817
Principal LifeTime Hybrid 2065 Fund
Investment Companies 12,120 — — 12,120
Total investments in securities $ 12,120 $ — $ — $ 12,120
Principal LifeTime Hybrid Income Fund
Investment Companies 96,531 — — 96,531
Total investments in securities $ 96,531 $ — $ — $ 96,531
Principal LifeTime Strategic Income Fund
Investment Companies 373,928 — — 373,928
Total investments in securities $ 373,928 $ — $ — $ 373,928

July 31, 2022 (unaudited)

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Real Estate Securities Fund
Common Stocks* $ 6,547,021 $ — $ — $ 6,547,021
Investment Companies 177,597 — — 177,597
Total investments in securities $ 6,724,618 $ — $ — $ 6,724,618
SAM Balanced Portfolio
Investment Companies 4,369,950 — — 4,369,950
Total investments in securities $ 4,369,950 $ — $ — $ 4,369,950
SAM Conservative Balanced Portfolio
Investment Companies 1,753,510 — — 1,753,510
Total investments in securities $ 1,753,510 $ — $ — $ 1,753,510
SAM Conservative Growth Portfolio
Investment Companies 2,961,759 — — 2,961,759
Total investments in securities $ 2,961,759 $ — $ — $ 2,961,759
SAM Flexible Income Portfolio
Investment Companies 2,706,063 — — 2,706,063
Total investments in securities $ 2,706,063 $ — $ — $ 2,706,063
SAM Strategic Growth Portfolio
Investment Companies 1,930,388 — — 1,930,388
Total investments in securities $ 1,930,388 $ — $ — $ 1,930,388
Short-Term Income Fund
Bonds* — 3,040,541 — 3,040,541
Investment Companies 93,644 — — 93,644
U.S. Government & Government Agency Obligations* — 265,723 — 265,723
Total investments in securities $ 93,644 $ 3,306,264 $ — $ 3,399,908
SmallCap Fund
Common Stocks* 1,223,374 — — 1,223,374
Investment Companies 43,946 — — 43,946
Total investments in securities $ 1,267,320 $ — $ — $ 1,267,320
SmallCap Growth Fund I
Common Stocks
Basic Materials 46,849 — — 46,849
Communications 92,267 — — 92,267
Consumer, Cyclical 336,848 — — 336,848
Consumer, Non-cyclical 713,053 — — 713,053
Diversified 3 — — 3
Energy 90,060 — — 90,060
Financial 177,552 — — 177,552
Industrial 347,812 — — 347,812
Technology 439,199 — — 439,199
Utilities 6,955 — — 6,955
Investment Companies 146,107 — — 146,107
Total investments in securities $ 2,396,705 $ — $ — $ 2,396,705
Derivative Assets
Equity Contracts
Futures** 336 — — 336
SmallCap S&P 600 Index Fund
Common Stocks* 1,183,041 — — 1,183,041
Investment Companies 43,716 — — 43,716
Total investments in securities $ 1,226,757 $ — $ — $ 1,226,757

July 31, 2022 (unaudited)

*For additional detail regarding sector classifications, please see the Schedule of Investments.
**Exchange cleared swaps and futures are presented at the unrealized appreciation/(depreciation) of the instrument.
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
SmallCap S&P 600 Index Fund (continued)
Derivative Assets
Equity Contracts
Futures** $ 2,779 $ — $ — $ 2,779
SmallCap Value Fund II
Common Stocks
Basic Materials 54,156 — — 54,156
Communications 8,090 — — 8,090
Consumer, Cyclical 162,093 — — 162,093
Consumer, Non-cyclical 141,303 — 8 141,311
Diversified 14 — — 14
Energy 79,863 — — 79,863
Financial 303,854 — — 303,854
Government 19 — — 19
Industrial 205,448 — — 205,448
Technology 94,719 — — 94,719
Utilities 40,563 — — 40,563
Investment Companies 64,107 — — 64,107
Total investments in securities $ 1,154,229 $ — $ 8 $ 1,154,237
Derivative Assets
Equity Contracts
Futures** 183 — — 183
Tax-Exempt Bond Fund
Investment Companies 3,094 — — 3,094
Municipal Bonds* — 718,524 — 718,524
Total investments in securities $ 3,094 $ 718,524 $ — $ 721,618

July 31, 2022 (unaudited)

Certain detailed information is provided for those Funds with significant investments in Level 3 securities. Quantitative information about the significant unobservable inputs used in the fair value measurements categorized with Level 3 of the fair value hierarchy is as follows
(amounts in thousands):
*Unobservable inputs were weighted by the relative fair value of the instruments.
**During the period, the valuation technique for Stripe Inc changed from precedent transaction analysis to enterprise valuation based on the average of 16.4x and 21.7x.
The changes in investments measured at fair value for which Level 3 inputs have been used to determine fair value are as follows (amounts shown in thousands):
*Securities are transferred into Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading has been halted
2. Securities that have certain restrictions on trading
Fund Asset Type
Fair Value as of
July 31, 2022 Valuation Technique Unobservable Input
Input Valuations
(weighted average)*
Impact to Valuation if
Input Had Increased
Diversified Income Fund
Bonds $ 97,862 Yield Analysis Yield to Maturity 10.1% - 12.7% (11.2%) Increase
180 Liquidation Analysis Discount Rate 14.2% Decrease
Common Stocks 40,391 Enterprise Valuation Model EBITDA Multiples 3.0 – 5.7x (4.1x) Increase
Discounted Cash Flow Discount Rate 13.2% - 20.3% (14.5%) Decrease
8,089 Market Quotations Broker Quote $0.05 – 67.00 (66.97) Increase
Senior Floating Rate Interests 6,671 Precedent Transaction Analysis Direct Offering Price $100.00 Increase
$ 153,193
High Income Fund
Bonds $ 17,078 Yield Analysis Yield to Maturity 10.1% - 12.7% (11.4%) Increase
57 Liquidation Analysis Discount Rate 14.2% Decrease
Common Stocks 1,071 Enterprise Valuation Model EBITDA Multiples 2.96x Increase
Discounted Cash Flow Discount Rate 20.3% Decrease
7.450 Market Quotations Broker Quote $67.00 Increase
Senior Floating Rate Interests 5,313 Precedent Transaction Analysis Direct Offering Price $100.00 Increase
$ 30,969
LargeCap Growth Fund I
Common Stocks $ 2,835 Precedent Transaction Analysis Direct Offering Price $19.20 Increase
Enterprise Valuation Model
Enterprise Value to Gross
Profit Multiple** 19.1x
Increase
Convertible Preferred Stocks 20,396 Precedent Transaction Analysis Direct Offering Price $20.85-91.72($51.01)
Increase
Enterprise Valuation Model
Enterprise Value to Sales
Multiple
4.1 – 6.2x (4.9x)
Increase
Enterprise Valuation Model
Enterprise Value to Gross
Merchandise Volume
Multiple
0.6x
Increase
Enterprise Valuation Model EDITDA Multiple 4.3x Increase
$ 23,231
Fund
Fair Value
October
31, 2021
Realized
Gain/
(Loss)
Accrued
Discounts/
Premiums
and Change
in Unrealized
Gain/ (Loss) Purchases
Proceeds
from Sales
Transfers into
Level 3*
Transfers Out of
Level 3**
Value as of
July 31, 2022
Net Change
in Unrealized
Appreciation/
(Depreciation) on
Investments Held
at July 31, 2022
Diversified Income Fund
Bonds $ 98,165 $ (869) $ (1,021) $ 560 $ (1,483) $ 2,690 $ — $ 98,042 $ (1,009)
Common Stock 70,453 — 4,616 — — — (26,589) 48,480 4,616
Senior Floating
Rates Interests 6,539 — — 594 (462) — — 6,671 —
Total
$ 175,157 $ (869) $ 3,595 $ 1,154 $ (1,945) $ 2,690 $ (26,589) $ 153,193 $ 3,607
High Income Fund
Bonds $ 17,124 $ — $ 11 $ — $ — $ — $ — $ 17,135 $ 11
Common Stock 13,129 — 2,396 — — — (7,004) 8,521 2,396
Senior Floating
Rates Interests 5,208 — — 473 (368) — — 5,313 —
Total
$ 35,461 $ — $ 2,407 $ 473 $ (368) $ — $ (7,004) $ 30,969 $ 2,407
LargeCap Growth Fund I
Common Stock $ 5,886 $ — $ (3,051) $ — $ — $ — $ — $ 2,835 $ (3,051)
Convertible
Preferred Stock 266,693 — (189,829) — (56,468) — — 20,396 (2,380)
Total
$ 272,579 $ — $ (192,880) $ — $ (56,468) $ — $ — $ 23,231 $ (5,431)

July 31, 2022 (unaudited)

3. Instances in which a security is not priced by a pricing services
**Securities are transferred out of Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading resumes
2. Securities where trading restrictions have expired
3. Instances in which a price becomes available from a pricing service
At the end of the period, there were no other Funds which had a significant Level 3 balance. During the period, there were no significant purchases, sales, or transfers into or out of Level 3, except as noted above.
The Funds' Schedules of Investments as of July 31, 2022 have not been audited. This report is provided for the general information of the Funds' shareholders. For more information regarding the Fund and its holdings, please see the Funds' prospectus and annual report.